     As Filed with the Securities and Exchange Commission on April 14, 2010

                                                           File Nos. 333-141909
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 14

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 110

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
              Senior Vice President, General Counsel and Secretary
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                    Copy to:

                                  Jocelyn Liu
                                    Attorney
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                              Northbrook, IL 60062

 Approximate Date of Proposed Sale to the Public: Continuous

 It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

 Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                     PART A

                                   PROSPECTUS

                                                ALLSTATE LIFE INSURANCE COMPANY
                                         P.O. Box 70179, Philadelphia, PA 19176

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

 Flexible Premium Deferred Annuities

 PROSPECTUS: MAY 1, 2010

 This prospectus describes three different flexible premium deferred annuity classes issued by Allstate Life Insurance Company ("Allstate Life", "we", "our", or "us"). Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This prospectus describes the important features of the Annuities and what you should consider before purchasing one of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. These differences among the products are discussed more fully in the prospectus and summarized in Appendix B entitled "Selecting the Variable Annuity That's Right for You". There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity is sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not offer all the Annuities described in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. Each Annuity or certain of its investment options and/or features may not be available in all states. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the X Series grants credit amounts with respect to your purchase payments, the expenses of the X Series may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the X Series may be more than offset by the additional fees and charges associated with the credit. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.


 THE SUB-ACCOUNTS
 Each Sub-account of the Allstate Financial Advisors Separate Account I ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). The Allstate Financial Advisors Separate Account I is a separate account of Allstate Life, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust and Franklin Templeton Variable Insurance Products Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts.

 PLEASE READ THIS PROSPECTUS
 Please read this prospectus and the current prospectus for the underlying mutual funds. Keep them for future reference. If you are purchasing one of the Annuities as a replacement for an existing variable annuity or variable life coverage, or a fixed insurance policy, you should consider any surrender or penalty charges you may incur when replacing your existing coverage and that this Annuity may be subject to a contingent deferred sales charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the Annuity's Account Value and whether the Annuity's liquidity features will satisfy that need.

 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information, dated May 1, 2010 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 107. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-141909). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.


 These annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market Sub-account.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                  FOR FURTHER INFORMATION CALL: 1-866-695-2647

                              INVESTMENT OPTIONS

      (Certain investment options may not be available with your Annuity) Advanced Series Trust
   AST Academic Strategies Asset Allocation
   AST Advanced Strategies
   AST Aggressive Asset Allocation
   AST AllianceBernstein Core Value
   AST AllianceBernstein Growth & Income
   AST American Century Income & Growth
   AST Balanced Asset Allocation
   AST Bond Portfolio 2015
   AST Bond Portfolio 2016
   AST Bond Portfolio 2018
   AST Bond Portfolio 2019
   AST Bond Portfolio 2020

   AST Bond Portfolio 2021

   AST Capital Growth Asset Allocation
   AST CLS Growth Asset Allocation
   AST CLS Moderate Asset Allocation
   AST Cohen & Steers Realty


   AST Federated Aggressive Growth

   AST FI Pyramis(R) Asset Allocation

   AST First Trust Balanced Target
   AST First Trust Capital Appreciation Target


   AST Global Real Estate
   AST Goldman Sachs Concentrated Growth
   AST Goldman Sachs Mid-Cap Growth
   AST Goldman Sachs Small-Cap Value
   AST High Yield
   AST Horizon Growth Asset Allocation
   AST Horizon Moderate Asset Allocation
   AST International Growth
   AST International Value
   AST Investment Grade Bond

   AST Jennison Large-Cap Growth
   AST Jennison Large-Cap Value

   AST JPMorgan International Equity

   AST J.P. Morgan Strategic Opportunities

   AST Large-Cap Value
   AST Lord Abbett Bond-Debenture
   AST Marsico Capital Growth
   AST MFS Global Equity
   AST MFS Growth
   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman/LSV Mid-Cap Value
   AST Neuberger Berman Small-Cap Growth


   AST Parametric Emerging Markets Equity
   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation
   AST QMA US Equity Alpha
   AST Schroders Multi-Asset World Strategies
   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation
   AST T. Rowe Price Global Bond
   AST T. Rowe Price Large-Cap Growth
   AST T. Rowe Price Natural Resources

   AST Value

   AST Western Asset Core Plus Bond
 Franklin Templeton Variable Insurance Products Trust
   Franklin Templeton VIP Founding Funds Allocation Fund

 ProFunds VP*
   ProFund VP Consumer Goods
   ProFund VP Consumer Services
   ProFund VP Financials
   ProFund VP Health Care
   ProFund VP Industrials
   ProFund VP Large-Cap Growth
   ProFund VP Large-Cap Value
   ProFund VP Mid-Cap Growth
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate
   ProFund VP Small-Cap Growth
   ProFund VP Small-Cap Value
   ProFund VP Telecommunications
   ProFund VP Utilities

 * Available only in the L Series.

                                   CONTENTS



GLOSSARY OF TERMS..........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................................  4

EXPENSE EXAMPLES........................................................................... 11

SUMMARY.................................................................................... 12

INVESTMENT OPTIONS......................................................................... 16

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?........................ 16
 WHAT ARE THE FIXED RATE OPTIONS?.......................................................... 29

FEES AND CHARGES........................................................................... 31

 WHAT ARE THE CONTRACT FEES AND CHARGES?................................................... 31
 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?............................................. 33
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................. 33
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................. 33

PURCHASING YOUR ANNUITY.................................................................... 34

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?............................ 34

MANAGING YOUR ANNUITY...................................................................... 36

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?........................... 36
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?.............................................. 36
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.................................................. 37
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?.............................. 37
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?.......................... 37

MANAGING YOUR ACCOUNT VALUE................................................................ 38

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?.............................................. 38
 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?................................... 38
 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?................. 38
 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?.................................... 38
 HOW IS EACH PURCHASE CREDIT APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES ANNUITY?....... 38
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?................ 39
 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?................................. 40
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?.......................................... 41
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?...... 41

ACCESS TO ACCOUNT VALUE.................................................................... 42

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?.......................................... 42
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?............................................. 42
 CAN I WITHDRAW A PORTION OF MY ANNUITY?................................................... 42
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................. 43
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?........... 43
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE
   CODE?................................................................................... 43
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?............... 43
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................. 44
 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?............................... 44
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?.............................................. 44
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...................................... 45

LIVING BENEFITS............................................................................ 46

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY
   ARE ALIVE?.............................................................................. 46
 TRUEACCUMULATION - HIGHEST DAILY (EFFECTIVE MAY 7, 2010 NO LONGER AVAILABLE FOR NEW
   ELECTIONS).............................................................................. 47
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) (NO LONGER AVAILABLE FOR NEW ELECTIONS).......... 52
 TRUEINCOME (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................................ 56
 TRUEINCOME - SPOUSAL (NO LONGER AVAILABLE FOR NEW ELECTIONS).............................. 60
 TRUEINCOME - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................ 63
 TRUEINCOME - HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)...................... 71


                                      (i)

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)....  79

DEATH BENEFIT....................................................................  89

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?...................................  89
 BASIC DEATH BENEFIT.............................................................  89
 OPTIONAL DEATH BENEFIT..........................................................  89
 PAYMENT OF DEATH BENEFITS.......................................................  92

VALUING YOUR INVESTMENT..........................................................  95

 HOW IS MY ACCOUNT VALUE DETERMINED?.............................................  95
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?......................................  95
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?.....................................  95
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?.....................................  95

TAX CONSIDERATIONS...............................................................  97

GENERAL INFORMATION.............................................................. 104

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?...................................... 104
 WHAT IS ALLSTATE LIFE?.......................................................... 104
 WHAT IS THE SEPARATE ACCOUNT?................................................... 104
 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?.................................. 105
 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?............................. 106
 FINANCIAL STATEMENTS............................................................ 108
 HOW TO CONTACT US............................................................... 108
 LEGAL MATTERS................................................................... 108
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................. 109

APPENDIX A - ACCUMULATION UNIT VALUES............................................ A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU................. B-1

APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS.............................. C-1

APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY............................ D-1

APPENDIX E - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY...................... E-1

APPENDIX F - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME - SPOUSAL
  HIGHEST DAILY 7................................................................ F-1

APPENDIX G - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES.. G-1


                                     (ii)

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 Account Value The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome - Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 Adjusted Purchase Payments As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.

 Annuitization The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

 Annuity Date The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

 Annuity Year A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 Beneficiary Continuation Option Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.


 Benefit Fixed Rate Account A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula feature of TrueIncome - Highest Daily.


 Code The Internal Revenue Code of 1986, as amended from time to time.

 Combination 5% Roll-Up and HAV Death Benefit We offer an optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit or a 5% annual increase on Purchase Payments adjusted for withdrawals.

 Contingent Deferred Sales Charge (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.

 Fixed Rate Option An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.

 Free Look Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period is dictated by state law, and may vary depending on whether your purchase is a replacement or not.

 Free Withdrawals You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.


 Good Order An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we may use the term "In Writing" to refer to this general requirement.

 Guaranteed Minimum Income Benefit (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 Guarantee Period A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

 Highest Daily Value Death Benefit ("HDV") An optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

 Issue Date The effective date of your Annuity.

 Owner With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

 Portfolio An underlying mutual fund portfolio in which the Separate Account invests.

 Protected Income Value Under the optional Guaranteed Minimum Income Benefit
 (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.

 Protected Withdrawal Value Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

 Purchase Credit If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

 Purchase Payment A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

 Separate Account Allstate Financial Advisors Separate Account I of Allstate Life Insurance Company.

 Sub-Account We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".

 Surrender Value The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.


 TrueAccumulation - Highest Daily A separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Effective after May 7, 2010, TrueAccumulation - Highest Daily will no longer be offered.


 TrueIncome An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome.

 TrueIncome - Highest Daily An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Highest Daily.


 TrueIncome - Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. TrueIncome - Highest Daily 7 is the same class of optional benefit as our TrueIncome - Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Highest Daily 7.

 TrueIncome - Spousal An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Spousal.


 TrueIncome - Spousal Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the TrueIncome - Highest Daily 7 and is the same class of optional benefit as our TrueIncome - Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Spousal Highest Daily 7.


 Unit A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 Valuation Day Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES
                        (assessed against each Annuity)

 CONTINGENT DEFERRED SALES CHARGE /1/
                                    B SERIES

                Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8+
                ------------------------------------------------
                7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%   0.0%
                ------------------------------------------------

                                    L SERIES

                         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5+
                         ------------------------------
                         7.0%  7.0%  6.0%  5.0%   0.0%
                         ------------------------------

                                    X SERIES

         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%
         -------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.

             -----------------------------------------------------
                      OTHER TRANSACTION FEES AND CHARGES

                       (assessed against each Annuity)
             -----------------------------------------------------
                FEE/CHARGE      B SERIES    L SERIES    X SERIES
             -----------------------------------------------------
             Transfer Fee/ 1/    $20.00      $20.00      $20.00
             Maximum             $10.00      $10.00      $10.00
             Current
             -----------------------------------------------------
             Tax Charge/ 2/    0% to 3.5%  0% to 3.5%  0% to 3.5%
             -----------------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
 2 In some states a tax is payable, either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

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                                    PERIODIC FEES AND CHARGES

                                 (assessed against each Annuity)
---------------------------------------------------------------------------------------------------
        FEE/CHARGE                 B SERIES                L SERIES                X SERIES
Annual Maintenance Fee /1/  Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of
                                Account Value           Account Value           Account Value
                            -----------------------------------------------------------------------
  Beneficiary
  Continuation              Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  Option Only                   Account Value           Account Value           Account Value

      --------------------------------------------------------------------------
      ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /2/
      (assessed as a percentage of the daily net assets of the Sub-accounts)
      --------------------------------------------------------------------------
                   FEE/CHARGE                  B SERIES    L SERIES   X SERIES
      Mortality & Expense Risk                  1.00%       1.35%      1.40%
      Charge /3/
      --------------------------------------------------------------------------
      Administration Charge /3/                 0.15%       0.15%      0.15%
      --------------------------------------------------------------------------
      Settlement Service Charge /4/             1.00%       1.00%      1.00%
      --------------------------------------------------------------------------
      Total Annual Charges of the               1.15%       1.50%      1.55%
      Sub-accounts
      (excluding settlement service charge)
      --------------------------------------------------------------------------

 (1)Assessed annually on the Annuity's anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
 (2)These charges are deducted daily and apply to the Sub-accounts only.
 (3)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 (4)The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above.


----------------------------------------------------------------------------------
                            YOUR OPTIONAL BENEFIT
                            FEES AND CHARGES /1/
----------------------------------------------------------------------------------
OPTIONAL BENEFIT        OPTIONAL            TOTAL         TOTAL         TOTAL
                      BENEFIT FEE/         ANNUAL        ANNUAL        ANNUAL
                         CHARGE          CHARGE /2/    CHARGE /2/    CHARGE /2/
                   (as a percentage of   for B SERIES  for L SERIES  for X SERIES
                     Sub-account net
                     assets, unless
                   otherwise indicated)
----------------------------------------------------------------------------------
TRUEACCUMULATION
- HIGHEST DAILY
Current and               0.60%             1.75%         2.10%         2.15%
Maximum Charge/3/
----------------------------------------------------------------------------------
GUARANTEED
MINIMUM INCOME
BENEFIT (GMIB)
Maximum                   1.00%            1.15% +       1.50% +       1.55% +
Charge (assessed                            1.00%         1.00%         1.00%
against Protected
Income Value)

Current                   0.50%            1.15% +       1.50% +       1.55% +
Charge (assessed                            0.50%         0.50%         0.50%
against Protected
Income Value)
----------------------------------------------------------------------------------
TRUEINCOME
Maximum Charge            1.50%             2.65%         3.00%         3.05%
Current Charge            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL
Maximum Charge            1.50%             2.65%         3.00%         3.05%
Current Charge            0.75%             1.90%         2.25%         2.30%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY
Maximum Charge            1.50%             2.65%         3.00%         3.05%
Current Charge            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY 7
Maximum                   1.50%            1.15% +       1.50% +       1.55% +
Charge (assessed                            1.50%         1.50%         1.50%
against the
Protected
Withdrawal Value)

Current                   0.60%            1.15% +       1.50% +       1.55% +
Charge (assessed                            0.60%         0.60%         0.60%
against the
Protected
Withdrawal Value)
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL HIGHEST
DAILY 7
Maximum                   1.50%            1.15% +       1.50% +       1.55% +
Charge (assessed                            1.50%         1.50%         1.50%
against the
Protected
Withdrawal Value)
Current                   0.75%            1.15% +       1.50% +       1.55% +
Charge (assessed                            0.75%         0.75%         0.75%
against the
Protected
Withdrawal Value)
----------------------------------------------------------------------------------
COMBINATION 5%
ROLL-UP AND
HAV DEATH BENEFIT
Current and
Maximum
Charge/3/ (if
elected on or
after May 1, 2009)        0.80%             1.95%         2.30%         2.35%
----------------------------------------------------------------------------------
HIGHEST DAILY             0.50%             1.65%         2.00%         2.05%
VALUE DEATH
BENEFIT ("HDV")
Current and
Maximum Charge/3/
----------------------------------------------------------------------------------
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------


 1. HOW CHARGE IS DETERMINED

    TrueAccumulation - Highest Daily: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies. For the L Series, 1.85% total annual charge applies, and for the X Series, 1.90% total annual charge applies. If you elected the benefit on or after May 1, 2009, the current charge is 0.60% of sub-account assets. For the B Series, 1.75% total annual charge applies. For the L Series, 2.10% total annual charge applies, and for the X Series, 2.15% total annual charge applies. Effective after May 7, 2010, this benefit is no longer available for new elections.

    Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections. This benefit is described on page 51.
    TrueIncome: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 54.
    TrueIncome - Spousal: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 59. TrueIncome Highest Daily: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 62. TrueIncome - Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    TrueIncome - Spousal Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series, 0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.

    Highest Daily Value Death Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.65% total annual charge applies. For L Series, 2.00% total annual charge applies. For X Series, 2.05% total annual charge applies. This benefit is no longer available for new elections.
    Combination 5% Roll-Up and HAV Death Benefit. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For elections prior to May 1, 2009: 0.50% current charge results in 1.65% total annual charge for B Series, 2.00% total annual charge for L Series, and 2.05% total annual charge for X Series. For elections on or after May 1, 2009: 0.80% current charge results in 1.95% total annual charge for B Series, 2.30% total annual charge for L Series, and 2.35% total annual charge for X Series.

 2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit.
 3. Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.

 The following table provides the range (minimum and maximum) of the total annual expenses for the Portfolios as of December 31, 2009. Each figure is stated as a percentage of the Portfolio's average daily net assets.



             -----------------------------------------------------
                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
             -----------------------------------------------------
                                                 MINIMUM  MAXIMUM
             -----------------------------------------------------
             Total Portfolio Operating Expenses  0.62%    2.59%
             -----------------------------------------------------



 The following are the total annual expenses for each Portfolio as of December 31, 2009 except as noted. The "Total Annual Portfolio Operating Expenses" reflect the combination of the Portfolio's investment management fee, other expenses, any 12b-1 fees and certain other expenses. Each figure is stated as a percentage of the Portfolio's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For certain of the Portfolios, a portion of the management fee has been waived and/or other expenses have been partially reimbursed. The existence of any such fee waivers and/or reimbursements have been reflected in the footnotes. The following expenses are deducted by the Portfolio before it provides Allstate Life with the daily net asset value. The Portfolio information was provided by the Portfolio company and has not been independently verified by us. See the prospectuses or statements of additional information of the Portfolios for further details. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-866-695-2647.



--------------------------------------------------------------------------------------------------------------------------------
                                       UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                           (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2009
                          ------------------------------------------------------------------------------------------------------
       UNDERLYING                                                                               Total
       PORTFOLIO                                                       Broker Fees  Acquired   Annual                 Net Annual
                                                            Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                          Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
 AST Academic Strategies
  Asset Allocation          0.72%     0.08%      0.00%        0.02%       0.00%       0.75%     1.57%       0.00%       1.57%
 AST Advanced Strategies    0.85%     0.18%      0.00%        0.00%       0.00%       0.02%     1.05%       0.00%       1.05%
 AST Aggressive Asset
  Allocation                0.15%     0.06%      0.00%        0.00%       0.00%       1.01%     1.22%       0.00%       1.22%

------------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                             (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
                                                               For the year ended December 31, 2009
                              -------------------------------------------------------------------------------------------
         UNDERLYING                                                                                 Total
         PORTFOLIO                                                         Broker Fees  Acquired   Annual
                                                                Dividend   and Expenses Portfolio Portfolio  Fee Waiver
                              Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense
                                 Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement
--------------------------------------------------------------------------------------------------------------------------
 AST AllianceBernstein
  Core Value                    0.75%     0.20%      0.00%        0.00%       0.00%       0.00%     0.95%       0.00%
 AST AllianceBernstein
  Growth & Income               0.75%     0.13%      0.00%        0.00%       0.00%       0.00%     0.88%       0.00%
 AST American Century
  Income & Growth               0.75%     0.19%      0.00%        0.00%       0.00%       0.00%     0.94%       0.00%
 AST Balanced Asset
  Allocation                    0.15%     0.02%      0.00%        0.00%       0.00%       0.91%     1.08%       0.00%
 AST Bond Portfolio 2015/ 1/    0.64%     0.17%      0.00%        0.00%       0.00%       0.00%     0.81%       0.00%
 AST Bond Portfolio 2016/ 1/    0.64%     1.10%      0.00%        0.00%       0.00%       0.00%     1.74%      -0.74%
 AST Bond Portfolio 2018/ 1/    0.64%     0.19%      0.00%        0.00%       0.00%       0.00%     0.83%       0.00%
 AST Bond Portfolio 2019/ 1/    0.64%     0.22%      0.00%        0.00%       0.00%       0.00%     0.86%       0.00%
 AST Bond Portfolio 2020/ 1/    0.64%     1.95%      0.00%        0.00%       0.00%       0.00%     2.59%      -1.59%
 AST Bond Portfolio 2021/ 1/    0.64%     0.32%      0.00%        0.00%       0.00%       0.00%     0.96%       0.00%
 AST Capital Growth Asset
  Allocation                    0.15%     0.02%      0.00%        0.00%       0.00%       0.94%     1.11%       0.00%
 AST CLS Growth Asset
  Allocation                    0.30%     0.06%      0.00%        0.00%       0.00%       0.90%     1.26%       0.00%
 AST CLS Moderate Asset
  Allocation                    0.30%     0.03%      0.00%        0.00%       0.00%       0.83%     1.16%       0.00%
 AST Cohen & Steers
  Realty                        1.00%     0.16%      0.00%        0.00%       0.00%       0.00%     1.16%       0.00%
 AST Federated Aggressive
  Growth                        0.95%     0.19%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%
 AST FI Pyramis(R) Asset
  Allocation/ 2/                0.85%     0.27%      0.00%        0.15%       0.00%       0.00%     1.27%       0.00%
 AST First Trust Balanced
  Target                        0.85%     0.14%      0.00%        0.00%       0.00%       0.00%     0.99%       0.00%
 AST First Trust Capital
  Appreciation Target           0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%
 AST Global Real Estate         1.00%     0.23%      0.00%        0.00%       0.00%       0.00%     1.23%       0.00%
 AST Goldman Sachs
  Concentrated Growth           0.90%     0.15%      0.00%        0.00%       0.00%       0.00%     1.05%       0.00%
 AST Goldman Sachs Mid-
  Cap Growth                    1.00%     0.18%      0.00%        0.00%       0.00%       0.00%     1.18%       0.00%
 AST Goldman Sachs
  Small-Cap Value               0.95%     0.24%      0.00%        0.00%       0.00%       0.01%     1.20%       0.00%
 AST High Yield                 0.75%     0.16%      0.00%        0.00%       0.00%       0.00%     0.91%       0.00%
 AST Horizon Growth
  Asset Allocation              0.30%     0.06%      0.00%        0.00%       0.00%       0.87%     1.23%       0.00%
 AST Horizon Moderate
  Asset Allocation              0.30%     0.04%      0.00%        0.00%       0.00%       0.82%     1.16%       0.00%
 AST International Growth       1.00%     0.13%      0.00%        0.00%       0.00%       0.00%     1.13%       0.00%
 AST International Value        1.00%     0.14%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%
 AST Investment Grade
  Bond/ 1/                      0.64%     0.13%      0.00%        0.00%       0.00%       0.00%     0.77%       0.00%
 AST Jennison Large-Cap
  Growth                        0.90%     0.18%      0.00%        0.00%       0.00%       0.00%     1.08%       0.00%
 AST Jennison Large-Cap
  Value                         0.75%     0.19%      0.00%        0.00%       0.00%       0.00%     0.94%       0.00%
 AST JPMorgan
  International Equity          0.90%     0.18%      0.00%        0.00%       0.00%       0.00%     1.08%       0.00%
 AST J.P. Morgan Strategic
  Opportunities                 1.00%     0.14%      0.00%        0.17%       0.00%       0.00%     1.31%       0.00%


------------------------------------------------------------------------------------------------------------------------------------
                                         UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                             (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

                              -----------
         UNDERLYING
         PORTFOLIO            Net Annual
                                 Fund
                              Operating
                               Expenses
----------------------------------------
 AST AllianceBernstein
  Core Value                    0.95%
 AST AllianceBernstein
  Growth & Income               0.88%
 AST American Century
  Income & Growth               0.94%
 AST Balanced Asset
  Allocation                    1.08%
 AST Bond Portfolio 2015/ 1/    0.81%
 AST Bond Portfolio 2016/ 1/    1.00%
 AST Bond Portfolio 2018/ 1/    0.83%
 AST Bond Portfolio 2019/ 1/    0.86%
 AST Bond Portfolio 2020/ 1/    1.00%
 AST Bond Portfolio 2021/ 1/    0.96%
 AST Capital Growth Asset
  Allocation                    1.11%
 AST CLS Growth Asset
  Allocation                    1.26%
 AST CLS Moderate Asset
  Allocation                    1.16%
 AST Cohen & Steers
  Realty                        1.16%
 AST Federated Aggressive
  Growth                        1.14%
 AST FI Pyramis(R) Asset
  Allocation/ 2/                1.27%
 AST First Trust Balanced
  Target                        0.99%
 AST First Trust Capital
  Appreciation Target           0.98%
 AST Global Real Estate         1.23%
 AST Goldman Sachs
  Concentrated Growth           1.05%
 AST Goldman Sachs Mid-
  Cap Growth                    1.18%
 AST Goldman Sachs
  Small-Cap Value               1.20%
 AST High Yield                 0.91%
 AST Horizon Growth
  Asset Allocation              1.23%
 AST Horizon Moderate
  Asset Allocation              1.16%
 AST International Growth       1.13%
 AST International Value        1.14%
 AST Investment Grade
  Bond/ 1/                      0.77%
 AST Jennison Large-Cap
  Growth                        1.08%
 AST Jennison Large-Cap
  Value                         0.94%
 AST JPMorgan
  International Equity          1.08%
 AST J.P. Morgan Strategic
  Opportunities                 1.31%

---------------------------------------------------------------------------------------------------------------------------------
                                        UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                            (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------
                                                            For the year ended December 31, 2009
                           ------------------------------------------------------------------------------------------------------
       UNDERLYING                                                                                Total
        PORTFOLIO                                                       Broker Fees  Acquired   Annual                 Net Annual
                                                             Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                           Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                              Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
 AST Large-Cap Value         0.75%     0.13%      0.00%        0.00%       0.00%       0.00%     0.88%       0.00%       0.88%
 AST Lord Abbett Bond-
  Debenture                  0.80%     0.16%      0.00%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST Marsico Capital
  Growth                     0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Mid-Cap Value           0.95%     0.19%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%       1.14%
 AST MFS Global Equity       1.00%     0.32%      0.00%        0.00%       0.00%       0.00%     1.32%       0.00%       1.32%
 AST MFS Growth              0.90%     0.13%      0.00%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Money Market/ 3/        0.50%     0.12%      0.00%        0.00%       0.00%       0.00%     0.62%      -0.01%       0.61%
 AST Neuberger Berman
  Mid-Cap Growth             0.90%     0.15%      0.00%        0.00%       0.00%       0.00%     1.05%       0.00%       1.05%
 AST Neuberger Berman /
  LSV Mid-Cap Value          0.90%     0.15%      0.00%        0.00%       0.00%       0.00%     1.05%       0.00%       1.05%
 AST Neuberger Berman
  Small-Cap Growth           0.95%     0.25%      0.00%        0.00%       0.00%       0.00%     1.20%       0.00%       1.20%
 AST Parametric Emerging
  Markets Equity             1.10%     0.36%      0.00%        0.00%       0.00%       0.01%     1.47%       0.00%       1.47%
 AST PIMCO Limited
  Maturity Bond              0.65%     0.14%      0.00%        0.00%       0.00%       0.00%     0.79%       0.00%       0.79%
 AST PIMCO Total Return
  Bond                       0.65%     0.13%      0.00%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Preservation Asset
  Allocation                 0.15%     0.02%      0.00%        0.00%       0.00%       0.85%     1.02%       0.00%       1.02%
 AST QMA US Equity
  Alpha                      1.00%     0.20%      0.00%        0.30%       0.30%       0.00%     1.80%       0.00%       1.80%
 AST Schroders Multi-
  Asset World Strategies     1.10%     0.25%      0.00%        0.00%       0.00%       0.20%     1.55%       0.00%       1.55%
 AST Small-Cap Growth        0.90%     0.17%      0.00%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%
 AST Small-Cap Value         0.90%     0.16%      0.00%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST T. Rowe Price Asset
  Allocation                 0.85%     0.16%      0.00%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST T. Rowe Price Global
  Bond                       0.80%     0.19%      0.00%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST T. Rowe Price Large
  Cap Growth                 0.90%     0.13%      0.00%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST T. Rowe Price
  Natural Resources          0.90%     0.15%      0.00%        0.00%       0.00%       0.00%     1.05%       0.00%       1.05%
 AST Value                   0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Western Asset Core
  Plus Bond                  0.70%     0.14%      0.00%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton
 Variable Insurance
 Products Trust
 Franklin Templeton VIP
  Founding Funds
  Allocation Fund -
  Class 4                    0.00%     0.12%      0.35%        0.00%       0.00%       0.70%     1.17%       0.02%       1.15%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP /4,5,6/
 Consumer Goods              0.75%     0.89%      0.25%        0.00%       0.00%       0.00%     1.89%       0.21%       1.68%
 Consumer Services           0.75%     1.51%      0.25%        0.00%       0.00%       0.00%     2.51%       0.83%       1.68%

-----------------------------------------------------------------------------------------------------------------------------
                                      UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                          (as a percentage of the average net assets of the underlying Portfolios)
-----------------------------------------------------------------------------------------------------------------------------
                                                        For the year ended December 31, 2009
                       ------------------------------------------------------------------------------------------------------
     UNDERLYING                                                                              Total
      PORTFOLIO                                                     Broker Fees  Acquired   Annual                 Net Annual
                                                         Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                       Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                          Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
-----------------------------------------------------------------------------------------------------------------------------
ProFunds VP continued
 Financials              0.75%     0.88%      0.25%        0.00%       0.00%       0.00%     1.88%       0.20%       1.68%
 Health Care             0.75%     0.80%      0.25%        0.00%       0.00%       0.00%     1.80%       0.12%       1.68%
 Industrials             0.75%     1.11%      0.25%        0.00%       0.00%       0.00%     2.11%       0.43%       1.68%
 Large-Cap Growth        0.75%     0.84%      0.25%        0.00%       0.00%       0.00%     1.84%       0.16%       1.68%
 Large-Cap Value         0.75%     0.89%      0.25%        0.00%       0.00%       0.00%     1.89%       0.21%       1.68%
 Mid-Cap Growth          0.75%     0.85%      0.25%        0.00%       0.00%       0.00%     1.85%       0.17%       1.68%
 Mid-Cap Value           0.75%     0.90%      0.25%        0.00%       0.00%       0.00%     1.90%       0.22%       1.68%
 Real Estate             0.75%     0.88%      0.25%        0.00%       0.00%       0.00%     1.88%       0.20%       1.68%
 Small-Cap Growth        0.75%     0.91%      0.25%        0.00%       0.00%       0.00%     1.91%       0.23%       1.68%
 Small-Cap Value         0.75%     1.03%      0.25%        0.00%       0.00%       0.00%     2.03%       0.35%       1.68%
 Telecommunications      0.75%     0.87%      0.25%        0.00%       0.00%       0.00%     1.87%       0.19%       1.68%
 Utilities               0.75%     0.83%      0.25%        0.00%       0.00%       0.00%     1.83%       0.15%       1.68%



 1 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2011. This arrangement may not be terminated or modified prior to April 30, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2011 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 2  Pyramis is a registered service mark of FMR LLC. Used under license.
 3 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive .01% of their investment management fees for the Portfolio through April 30, 2011. This arrangement may not be terminated or modified prior to April 30, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2011 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 4 Other Expenses and Total Annual Portfolio Operating Expenses, which are as of December 31, 2009, have been restated to reflect subsequent changes in the contractual amounts of fees paid for management services.
 5 ProFund Advisors LLC has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Annual Portfolio Operating Expenses, as a percentage of average daily net assets, exceed 1.68% through April 30, 2011. After such date, any of the expense limitations may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors LLC within three years of the waiver or reimbursement to the extent that recoupment will not cause the Portfolio's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.
 6 Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Allstate Life Annuity with the cost of investing in other Allstate Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.

 The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges":
   .   Insurance Charge.
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee

   .   The maximum combination of optional benefits charges


 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses for 2009, and those expenses remain the same each year*

   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies
   . You elect the TrueIncome - Highest Daily 7 and the Combination 5% Roll-Up and HAV Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples.
   . For the X Series example, expense example calculations are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.
   .   For the X Series example, the Longevity Credit does not apply.

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 Expense Examples are provided as follows:

 If you surrender your annuity at the end of the applicable time period:


                                1 yr  3 yrs  5 yrs  10 yrs
                     -------------------------------------
                     B SERIES  $1,210 $2,040 $2,885 $5,268
                     -------------------------------------
                     L SERIES  $1,243 $2,234 $2,732 $5,520
                     -------------------------------------
                     X SERIES  $1,448 $2,448 $3,356 $5,560
                     -------------------------------------


 If you annuitize your annuity at the end of the applicable time period: /1/


                                 1 yr 3 yrs 5 yrs  10 yrs
                       ----------------------------------
                       B SERIES  N/A   N/A  $2,585 $5,268
                       ----------------------------------
                       L SERIES  N/A   N/A  $2,732 $5,520
                       ----------------------------------
                       X SERIES  N/A   N/A  $2,756 $5,560
                       ----------------------------------


 If you do not surrender your annuity:


                                1 yr 3 yrs  5 yrs  10 yrs
                      -----------------------------------
                      B SERIES  $510 $1,540 $2,585 $5,268
                      -----------------------------------
                      L SERIES  $543 $1,634 $2,732 $5,520
                      -----------------------------------
                      X SERIES  $548 $1,648 $2,756 $5,560
                      -----------------------------------


 1  You may not annuitize in the first three (3) Annuity Years.

 A Table of accumulation values appears in Appendix A to this Prospectus.

                                    SUMMARY

        Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.


 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose your investment options based on your tolerance for risk and your needs.


 Variable annuities also offer a variety of optional guarantees to receive an income for life, or death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 What does it mean that my variable annuity is "tax-deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You may also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity purchased through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. With the help of your financial professional, you choose the annuity based on your time horizon, liquidity needs, and desire for credits. The annuities described in this prospectus are:
..   Allstate RetirementAccess Variable Annuity B Series ("B Series")
..   Allstate RetirementAccess Variable Annuity L Series ("L Series")
..   Allstate RetirementAccess Variable Annuity X Series ("X Series")

 See Appendix B "Selecting the Variable Annuity That's Right For You," for a side-by-side comparison of the key features of each of these annuities.

 How do I purchase one of the variable annuities? See your financial professional to complete an application. Your eligibility to purchase is based on your age and the size of your investment:

                  Product   Maximum Age for  Minimum Initial
                            Initial Purchase Purchase Payment
                  -------------------------------------------
                  B Series         85             $1,000
                  -------------------------------------------
                  X Series         75            $10,000
                  -------------------------------------------
                  L Series         85            $10,000
                  -------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.

 We may allow you to purchase an annuity with an amount lower than the "Minimum Initial Purchase Payment" if you establish an electronic funds transfer that would allow you to meet the minimum requirement within one year.

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.


 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you is dictated by State law and is stated on the front cover of your contract. You must cancel your Annuity in writing (referred to as the "freelook period").


 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.


 Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select certain optional benefits, we may limit the investment you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.


 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see "Tax Considerations"), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."

 Options for Guaranteed Lifetime Withdrawals. We offer several optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your account value falls to zero. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.


 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a predetermined transfer formula to help manage your guarantee through all market cycles. Please see applicable optional benefits section as well as the Appendices to this prospectus for more information on each formula.


 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:


..   TrueIncome*
..   TrueIncome - Spousal*
..   TrueIncome - Highest Daily*

..   TrueIncome - Highest Daily 7*
..   TrueIncome - Spousal Highest Daily 7*

 *  No longer available for new elections.

 Options for Guaranteed Accumulation. We offer an optional benefit called TrueAccumulation - Highest Daily for an additional fee that guarantees your account value to a certain level after a period of years. As part of this benefit you are required to invest only in certain permitted investment options. Please see applicable optional benefit section as well as the Appendices of this prospectus for more information on the formula.


 This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:

..   TrueAccumulation - Highest Daily**

 ** Effective after May 7, 2010, no longer available for new elections.


 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also offer an optional death benefit for an additional charge:
   .   Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

 Each death benefit has certain age restrictions. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.

 How do I receive credits?
 With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.


OLDEST OWNER'S AGE ON THE DATE THAT THE PURCHASE         PURCHASE CREDIT ON PURCHASE
       PAYMENT IS APPLIED TO THE ANNUITY          PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
----------------------------------------------------------------------------------------------
                    0 - 80                                          6.00%*
                    81 - 85                                         3.00%
----------------------------------------------------------------------------------------------


 * For X Series annuities issued prior to a specified date, the credit applicable to ages 0 - 80 is 5%

 With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

 Please see the section entitled "Managing Your Account Value" for more information.

 What are the Annuity's Fees and Charges?

 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn. The CDSC is different depending on which annuity you purchase:


              Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
    -----------------------------------------------------------------------
    B Series   7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%    --      --
    -----------------------------------------------------------------------
    L Series   7.0%  7.0%  6.0%  5.0%  0.0%    --    --    --    --      --
    -----------------------------------------------------------------------
    X Series   9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%    0.0%

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.


 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is the lesser of $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.


 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

                    FEE/CHARGE             B Series L Series X Series
          -----------------------------------------------------------
          Mortality & Expense Risk Charge     1.00%    1.35%    1.40%
          -----------------------------------------------------------
          Administration Charge               0.15%    0.15%    0.15%
          -----------------------------------------------------------
          Total Insurance Charge              1.15%    1.50%    1.55%

 Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See "General Information".


 Other Information: Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of the Allstate Financial Advisors Separate Account I (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.

 Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.

 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix "AST" are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-866-695-2647.

 Beginning May 1, 2008, we will allow Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, we will not allow Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.

 Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:



 If you select any one of                Then you may only invest among the following Sub-accounts
 the following optional benefits:        (the "Permitted Sub-accounts"):
 TrueIncome                              AST Academic Strategies Asset Allocation Portfolio
 TrueIncome - Spousal                    AST Capital Growth Asset Allocation Portfolio
 TrueIncome - Highest Daily              AST Balanced Asset Allocation Portfolio
 TrueIncome - Highest Daily 7            AST Preservation Asset Allocation Portfolio
 TrueIncome - Spousal Highest Daily 7    AST Advanced Strategies Portfolio
 Highest Daily Value Death Benefit       AST FI Pyramis(R) Asset Allocation Portfolio
                                         AST First Trust Balanced Target Portfolio
                                         AST First Trust Capital Appreciation Target Portfolio
                                         AST T. Rowe Price Asset Allocation Portfolio
                                         AST CLS Growth Asset Allocation Portfolio
                                         AST CLS Moderate Asset Allocation Portfolio
                                         AST Horizon Growth Asset Allocation Portfolio
                                         AST Horizon Moderate Asset Allocation Portfolio
                                         AST J.P. Morgan Strategic Opportunities Portfolio
                                         AST Schroders Multi-Asset World Strategies Portfolio
                                         Franklin Templeton VIP Founding Funds Allocation Fund
----------------------------------------------------------------------------------------------------

 Under TrueAccumulation - Highest Daily, the Combination 5% Roll-up and HAV Death Benefit, and the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted.


 Certain optional living benefits (e.g., Highest Daily Lifetime 7 Plus) employ a pre-determined mathematical formula, under which money is transferred between your chosen variable sub-accounts and a bond portfolio (e.g., the AST Investment Grade Bond Portfolio). You should be aware that the operation of the formula could impact the expenses and performance of the variable sub-accounts used with the optional living benefits (the "Permitted Sub-accounts"). Specifically, because transfers to and from the Permitted Sub-accounts can be frequent and the amount transferred can vary, the Permitted Sub-accounts could experience the following effects, among others:
 (a) they may be compelled to hold a larger portion of assets in highly liquid securities than they otherwise would, which could diminish performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held (b) they may experience higher portfolio turnover, which generally will increase the Permitted Sub-accounts' expenses and (c) if they are compelled by the formula to sell securities that are thinly-traded, such sales could have a significant impact on the price of such securities. Please consult the prospectus for the applicable fund for complete information about these effects.


 Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.

                                     16.1

    STYLE/       INVESTMENT OBJECTIVES/POLICIES            PORTFOLIO
    TYPE                                                   ADVISOR/
                                                          SUB-ADVISOR
   -------------------------------------------------------------------------
                     ADVANCED SERIES TRUST
   -------------------------------------------------------------------------
    ASSET     AST Academic Strategies Asset              AlphaSimplex
    ALLOCA    Allocation Portfolio: seeks long         Group, LLC; First
    TION      term capital appreciation. The            Quadrant L.P.;
              Portfolio is a multi-asset class        Jennison Associates
              fund that pursues both top-down             LLC; Mellon
              asset allocation strategies and               Capital
              bottom-up selection of securities,          Management
              investment managers, and mutual         Corporation; Pacific
              funds. Under normal circumstances,          Investment
              approximately 60% of the assets will        Management
              be allocated to traditional asset           Company LLC
              classes (including US and                    (PIMCO);
              international equities and bonds)        Prudential Bache
              and approximately 40% of the assets      Asset Management,
              will be allocated to nontraditional        Incorporated;
              asset classes (including real               Prudential
              estate, commodities, and alternative     Investments LLC;
              strategies). Those percentages are         Quantitative
              subject to change at the discretion         Management
              of the advisor.                           Associates LLC
   -------------------------------------------------------------------------
    ASSET     AST Advanced Strategies Portfolio:           LSV Asset
    ALLOCA    seeks a high level of absolute              Management;
    TION      return. The Portfolio invests in          Marsico Capital
              traditional and non-traditional          Management, LLC;
              investment strategies and by            Pacific Investment
              investing in domestic and foreign           Management
              equity and fixed income securities,         Company LLC
              derivative instruments and exchange      (PIMCO); T. Rowe
              traded funds. The asset allocation       Price Associates,
              generally provides for an allotment     Inc.; William Blair
              of 60% of the portfolio assets to a       & Company, LLC;
              combination of domestic and                Quantitative
              international equity strategies and         Management
              the remaining 40% of assets in a          Associates LLC
              combination of U.S. fixed income,
              hedged international bond, real
              return assets and exchange-traded
              funds. The manager will allocate the
              assets of the portfolio across
              different investment categories and
              subadvisors.
   -------------------------------------------------------------------------
    ASSET     AST Aggressive Asset Allocation             Prudential
    ALLOCA    Portfolio: seeks to obtain total         Investments LLC;
    TION      return consistent with its specified       Quantitative
              level of risk. The Portfolio                Management
              primarily invests its assets in a         Associates LLC
              diversified portfolio of other
              mutual funds, the underlying
              portfolios, of the Advanced Series
              Trust and certain affiliated money
              market funds. Under normal market
              conditions, the Portfolio will
              devote approximately 100% of its net
              assets to underlying portfolios
              investing primarily in equity
              securities (with a range of 92.5% to
              100%) and the remainder of its net
              assets to underlying portfolios
              investing primarily in debt
              securities and money market
              instruments (with a range of 0% -
              7.5%). The Portfolio is not limited
              to investing exclusively in shares
              of the underlying portfolios and may
              invest in securities and futures
              contracts, swap agreements and other
              financial and derivative instruments.
   -------------------------------------------------------------------------
    LARGE     AST AllianceBernstein Core Value         AllianceBernstein
    CAP       Portfolio: seeks long-term capital             L.P.
    VALUE     growth by investing primarily in
              common stocks. The subadvisor
              expects that the majority of the
              Portfolio's assets will be invested
              in the common stocks of large
              companies that appear to be
              undervalued. Among other things, the
              Portfolio seeks to identify
              compelling buying opportunities
              created when companies are
              undervalued on the basis of investor
              reactions to near-term problems or
              circumstances even though their
              long-term prospects remain sound.
              The subadvisor seeks to identify
              individual companies with cash flow
              potential that may not be recognized
              by the market at large.
   -------------------------------------------------------------------------

     ----------------------------------------------------------------------
      STYLE/       INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
     ----------------------------------------------------------------------
      LARGE     AST AllianceBernstein Growth &          AllianceBernstein
       CAP      Income Portfolio: seeks long-term             L.P.
      VALUE     growth of capital and income while
                attempting to avoid excessive
                fluctuations in market value. The
                Portfolio normally will invest in
                common stocks (and securities
                convertible into common stocks). The
                subadvisor will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects.
     ----------------------------------------------------------------------
      LARGE     AST American Century Income & Growth    American Century
       CAP      Portfolio: seeks capital growth with       Investment
      VALUE     current income as a secondary           Management, Inc.
                objective. The Portfolio invests
                primarily in common stocks that
                offer potential for capital growth,
                and may, consistent with its
                investment objective, invest in
                stocks that offer potential for
                current income. The subadvisor
                utilizes a quantitative management
                technique with a goal of building an
                equity portfolio that provides
                better returns than the S&P 500
                Index without taking on significant
                additional risk and while attempting
                to create a dividend yield that will
                be greater than the S&P 500 Index.
     ----------------------------------------------------------------------
      ASSET     AST Balanced Asset Allocation              Prudential
      ALLOCA    Portfolio: seeks to obtain total        Investments LLC;
      TION      return consistent with its specified      Quantitative
                level of risk. The Portfolio               Management
                primarily invests its assets in a        Associates LLC
                diversified portfolio of other
                mutual funds, the underlying
                portfolios, of the Advanced Series
                Trust and certain affiliated money
                market funds. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%), and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%). The
                Portfolio is not limited to
                investing exclusively in shares of
                the underlying portfolios and may
                invest in securities and futures
                contracts, swap agreements and other
                financial and derivative instruments.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2015: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the GRO benefits and maintain
                liquidity to support changes in
                market conditions for a fixed
                maturity of 2015. Please note that
                you may not make purchase payments
                to this Portfolio, and that this
                Portfolio is available only with
                certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2016: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the GRO benefits and maintain
                liquidity to support changes in
                market conditions for a fixed
                maturity of 2016. Please note that
                you may not make purchase payments
                to this Portfolio, and that this
                Portfolio is available only with
                certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2018: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the GRO benefits and maintain
                liquidity to support changes in
                market conditions for a fixed
                maturity of 2018. Please note that
                you may not make purchase payments
                to this Portfolio, and that this
                Portfolio is available only with
                certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2019: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the GRO benefits and maintain
                liquidity to support changes in
                market conditions for a fixed
                maturity of 2019. Please note that
                you may not make purchase payments
                to this Portfolio, and that this
                Portfolio is available only with
                certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2020: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the GRO benefits and maintain
                liquidity to support changes in
                market conditions for a fixed
                maturity of 2020. Please note that
                you may not make purchase payments
                to this Portfolio, and that this
                Portfolio is available only with
                certain living benefits.
     ----------------------------------------------------------------------
      FIXED     AST Bond Portfolio 2021: seeks the         Prudential
      INCOME    highest potential total return             Investment
                consistent with its specified level     Management, Inc.
                of risk tolerance to meet the
                parameters established to support
                the GRO benefits and maintain
                liquidity to support changes in
                market conditions for a fixed
                maturity of 2021. Please note that
                you may not make purchase payments
                to this Portfolio, and that this
                Portfolio is available only with
                certain living benefits.
     ----------------------------------------------------------------------

      STYLE/         INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                  ADVISOR/
                                                            SUB-ADVISOR
    ------------------------------------------------------------------------
      ASSET       AST Capital Growth Asset Allocation       Prudential
     ALLOCA-      Portfolio: seeks to obtain total        Investments LLC;
       TION       return consistent with its specified     Quantitative
                  level of risk. The Portfolio              Management
                  primarily invests its assets in a       Associates LLC
                  diversified portfolio of other
                  mutual funds, the underlying
                  portfolios, of the Advanced Series
                  Trust and certain affiliated money
                  market funds. Under normal market
                  conditions, the Portfolio will
                  devote approximately 75% of its net
                  assets to underlying portfolios
                  investing primarily in equity
                  securities (with a range of 67.5% to
                  80%), and 25% of its net assets to
                  underlying portfolios investing
                  primarily in debt securities and
                  money market instruments (with a
                  range of 20.0% to 32.5%). The
                  Portfolio is not limited to
                  investing exclusively in shares of
                  the underlying portfolios and may
                  invest in securities and futures
                  contracts, swap agreements and other
                  financial and derivative instruments.
    ------------------------------------------------------------------------
      ASSET       AST CLS Growth Asset Allocation         CLS Investments,
      ALLOCA-     Portfolio: seeks the highest                  LLC
       TION       potential total return consistent
                  with its specified level of risk
                  tolerance. Under normal
                  circumstances, at least 90% of the
                  Portfolio's assets will be invested
                  in other portfolios of Advanced
                  Series Trust (the underlying
                  portfolios) while no more than 10%
                  of the Portfolio's assets may be
                  invested in exchange traded funds
                  (ETFs). Under normal market
                  conditions, the Portfolio will
                  devote from 60% to 80% of its net
                  assets to underlying portfolios and
                  ETFs investing primarily in equity
                  securities, and from 20% to 40% of
                  its net assets to underlying
                  portfolios and ETFs investing
                  primarily in debt securities and
                  money market instruments.
    ------------------------------------------------------------------------
      ASSET       AST CLS Moderate Asset Allocation       CLS Investments,
      ALLOCA-     Portfolio: seeks the highest                  LLC
       TION       potential total return consistent
                  with its specified level of risk
                  tolerance. Under normal
                  circumstances, at least 90% of the
                  Portfolio's assets will be invested
                  in other portfolios of Advanced
                  Series Trust (the underlying
                  portfolios) while no more than 10%
                  of the Portfolio's assets may be
                  invested in exchange traded funds
                  (ETFs). Under normal market
                  conditions, the Portfolio will
                  devote from 40% to 60% of its net
                  assets to underlying portfolios and
                  ETFs investing primarily in equity
                  securities, and from 40% to 60% of
                  its net assets to underlying
                  portfolios and ETFs investing
                  primarily in debt securities and
                  money market instruments.
    ------------------------------------------------------------------------
     SPECIALTY    AST Cohen & Steers Realty Portfolio:    Cohen & Steers
                  seeks to maximize total return              Capital
                  through investment in real estate       Management, Inc.
                  securities. The Portfolio pursues
                  its investment objective by
                  investing, under normal
                  circumstances, at least 80% of its
                  net assets in common stocks and
                  other equity securities issued by
                  real estate companies, such as real
                  estate investment trusts (REITs).
                  Under normal circumstances, the
                  Portfolio will invest substantially
                  all of its assets in the equity
                  securities of real estate companies,
                  i.e., a company that derives at
                  least 50% of its revenues from the
                  ownership, construction, financing,
                  management or sale of real estate or
                  that has at least 50% of its assets
                  in real estate. Real estate
                  companies may include real estate
                  investment trusts (REITs).
    ------------------------------------------------------------------------
      SMALL       AST Federated Aggressive Growth         Federated Equity
       CAP        Portfolio: seeks capital growth. The      Management
      GROWTH      Portfolio pursues its investment          Company of
                  objective by investing primarily in      Pennsylvania/
                  the stocks of small companies that      Federated Global
                  are traded on national security           Investment
                  exchanges, NASDAQ stock exchange and    Management Corp.
                  the over-the-counter-market. Small
                  companies will be defined as
                  companies with market
                  capitalizations similar to companies
                  in the Russell 2000 and S&P 600
                  Small Cap Index.
    ------------------------------------------------------------------------
      ASSET       AST FI Pyramis(R) Asset Allocation      Pyramis Global
      ALLOCA-     Portfolio: seeks to maximize            Advisors, LLC a
       TION       potential total return. In seeking         Fidelity
                  to achieve the Portfolio's                Investments
                  investment objective, the                   company
                  Portfolio's assets will be allocated
                  across six uniquely specialized
                  investment strategies (collectively,
                  the Investment Strategies). The
                  Portfolio will have four strategies
                  that invest primarily in equity
                  securities (i.e., the Equity
                  Strategies), one fixed-income
                  strategy (i.e., the Broad Market
                  Duration Strategy), and one strategy
                  designed to provide liquidity (i.e.,
                  the Liquidity Strategy). Pyramis is
                  a registered service mark of FMR
                  LLC. Used under license.
    ------------------------------------------------------------------------

    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
  ---------------------------------------------------------------------------
    ASSET       AST First Trust Balanced Target        First Trust Advisors
    ALLOCA-     Portfolio: seeks long-term capital            L.P.
     TION       growth balanced by current income.
                The Portfolio seeks to achieve its
                objective by investing approximately
                65% in equity securities and
                approximately 35% in fixed income
                securities. The Portfolio allocates
                the equity portion of the portfolio
                across five uniquely specialized
                strategies - The Dow(R) Target
                Dividend, the Value Line(R) Target
                25, the Global Dividend Target 15,
                the NYSE(R) International Target 25,
                and the Target Small Cap. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
  ---------------------------------------------------------------------------
    ASSET       AST First Trust Capital Appreciation   First Trust Advisors
    ALLOCA-     Target Portfolio: seeks long-term             L.P.
     TION       capital growth. The Portfolio seeks
                to achieve its objective by
                investing approximately 80% in
                equity securities and approximately
                20% in fixed income securities. The
                portfolio allocates the equity
                portion of the portfolio across five
                uniquely specialized strategies -
                the Value Line(R) Target 25, the
                Global Dividend Target 15, the
                Target Small-Cap, the NASDAQ(R)
                Target 15, and the NYSE(R)
                International Target 25. Each
                strategy employs a quantitative
                approach by screening common stocks
                for certain attributes and/or using
                a multi-factor scoring system to
                select the common stocks. The fixed
                income allocation is determined by
                the Dow Jones Income strategy which
                utilizes certain screens to select
                bonds from the Dow Jones Corporate
                Bond Index or like-bonds not in the
                index.
  ---------------------------------------------------------------------------
   SPECIALTY    AST Global Real Estate Portfolio:        Prudential Real
                seeks capital appreciation and          Estate Investors
                income. The Portfolio will normally
                invest at least 80% of its liquid
                assets (net assets plus any
                borrowing made for investment
                purposes) in equity-related
                securities of real estate companies.
                The Portfolio will invest in
                equity-related securities of real
                estate companies on a global basis
                and the Portfolio may invest up to
                15% of its net assets in ownership
                interests in commercial real estate
                through investments in private real
                estate.
  ---------------------------------------------------------------------------
    LARGE       AST Goldman Sachs Concentrated            Goldman Sachs
     CAP        Growth Portfolio: seeks long-term       Asset Management,
    GROWTH      growth of capital. The Portfolio              L.P.
                will pursue its objective by
                investing primarily in equity
                securities of companies that the
                subadvisor believes have the
                potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the subadvisor to
                be positioned for long-term growth.
  ---------------------------------------------------------------------------
   MID CAP      AST Goldman Sachs Mid-Cap Growth          Goldman Sachs
    GROWTH      Portfolio: seeks long-term growth of    Asset Management,
                capital. The Portfolio pursues its            L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in
                medium-sized companies. Medium-sized
                companies are those whose market
                capitalizations (measured at the
                time of investment) fall within the
                range of companies in the Russell
                Mid-cap Growth Index. The subadvisor
                seeks to identify individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large.
  ---------------------------------------------------------------------------
    SMALL       AST Goldman Sachs Small-Cap Value         Goldman Sachs
     CAP        Portfolio: seeks long-term capital      Asset Management,
    VALUE       appreciation. The Portfolio will              L.P.
                seek its objective through
                investments primarily in equity
                securities that are believed to be
                undervalued in the marketplace. The
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets plus any
                borrowings for investment purposes
                in small capitalization companies.
                The 80% investment requirement
                applies at the time the Portfolio
                invests its assets. The Portfolio
                generally defines small
                capitalization companies as
                companies with market
                capitalizations that are within the
                range of the Russell 2000 Value
                Index at the time of purchase.
  ---------------------------------------------------------------------------
    FIXED       AST High Yield Portfolio: seeks        Pacific Investment
    INCOME      maximum total return, consistent           Management
                with preservation of capital and           Company LLC
                prudent investment management. The           (PIMCO)
                Portfolio will invest, under normal
                circumstances, at least 80% of its
                net assets plus any borrowings for
                investment purposes (measured at
                time of purchase) in non-investment
                grade high yield, fixed-income
                investments which may be represented
                by forwards or derivatives such as
                options, futures contracts, or swap
                agreements. Non-investment grade
                investments are financial
                instruments rated Ba or lower by a
                Moody's Investors Services, Inc. or
                equivalently rated by Standard
                Poor's Corporation, or Fitch, or, if
                unrated, determined by the
                subadvisor to be of comparable
                quality.
  ---------------------------------------------------------------------------

      STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUB-ADVISOR
     ----------------------------------------------------------------------
       ASSET      AST Horizon Growth Asset Allocation        Horizon
      ALLOCA-     Portfolio: seeks the highest           Investments, LLC
       TION       potential total return consistent
                  with its specified level of risk
                  tolerance. Under normal
                  circumstances, at least 90% of the
                  Portfolio's assets will be invested
                  in other portfolios of Advanced
                  Series Trust (the underlying
                  portfolios) while no more than 10%
                  of the Portfolio's assets may be
                  invested in exchange traded funds
                  (ETFs). Under normal market
                  conditions, the Portfolio will
                  devote from 60% to 80% of its net
                  assets to underlying portfolios and
                  ETFs investing primarily in equity
                  securities, and from 20% to 40% of
                  its net assets to underlying
                  portfolios and ETFs investing
                  primarily in debt securities and
                  money market instruments.
     ----------------------------------------------------------------------
       ASSET      AST Horizon Moderate Asset                 Horizon
      ALLOCA-     Allocation Portfolio: seeks the        Investments, LLC
       TION       highest potential total return
                  consistent with its specified level
                  of risk tolerance. Under normal
                  circumstances, at least 90% of the
                  Portfolio's assets will be invested
                  in other portfolios of Advanced
                  Series Trust (the underlying
                  portfolios) while no more than 10%
                  of the Portfolio's assets may be
                  invested in exchange traded funds
                  (ETFs). Under normal market
                  conditions, the Portfolio will
                  devote from 40% to 60% of its net
                  assets to underlying portfolios and
                  ETFs investing primarily in equity
                  securities, and from 40% to 60% of
                  its net assets to underlying
                  portfolios and ETFs investing
                  primarily in debt securities and
                  money market instruments.
     ----------------------------------------------------------------------
       INTER-     AST International Growth Portfolio:    Marsico Capital
      NATIONAL    seeks long-term capital growth.        Management, LLC;
      EQUITY      Under normal circumstances, the        William Blair &
                  Portfolio invests at least 80% of       Company, LLC
                  the value of its assets in
                  securities of issuers that are
                  economically tied to countries other
                  than the United States. Although the
                  Portfolio intends to invest at least
                  80% of its assets in the securities
                  of issuers located outside the
                  United States, it may at times
                  invest in U.S. issuers and it may
                  invest all of its assets in fewer
                  than five countries or even a single
                  country. The Portfolio looks
                  primarily for stocks of companies
                  whose earnings are growing at a
                  faster rate than other companies or
                  which offer attractive growth.
     ----------------------------------------------------------------------
       INTER-     AST International Value Portfolio:        LSV Asset
      NATIONAL    seeks long-term capital                  Management;
      EQUITY      appreciation. The Portfolio normally      Thornburg
                  invests at least 80% of the              Investment
                  Portfolio's assets in equity           Management, Inc.
                  securities. The Portfolio will
                  invest at least 65% of its net
                  assets in the equity securities of
                  companies in at least three
                  different countries, without limit
                  as to the amount of assets that may
                  be invested in a single country.
     ----------------------------------------------------------------------
       FIXED      AST Investment Grade Bond Portfolio:     Prudential
      INCOME      seeks to maximize total return,          Investment
                  consistent with the preservation of    Management, Inc.
                  capital and liquidity needs to meet
                  the parameters established to
                  support the TrueIncome Highest Daily
                  7. Please note that you may not make
                  purchase payments, or transfer
                  Account Value to or from, this
                  Portfolio, and that this Portfolio
                  is available only with certain
                  living benefits.
     ----------------------------------------------------------------------
       LARGE      AST Jennison Large-Cap Growth             Jennison
        CAP       Portfolio: seeks long-term growth of   Associates LLC
      GROWTH      capital. Under normal market
                  conditions, the Portfolio will
                  invest at least 80% of its
                  investable assets in the equity and
                  equity-related securities of
                  large-capitalization companies
                  measured, at the time of purchase,
                  to be within the market
                  capitalization of the Russell
                  1000(R) Index. In deciding which
                  equity securities to buy, the
                  subadvisor will use a growth
                  investment style and will invest in
                  stocks it believes could experience
                  superior sales or earnings growth,
                  or high returns on equity and
                  assets. Stocks are selected on a
                  company-by-company basis using
                  fundamental analysis. The companies
                  in which the subadvisor will invest
                  generally tend to have a unique
                  market niche, a strong new product
                  profile or superior management.
     ----------------------------------------------------------------------
       LARGE      AST Jennison Large-Cap Value              Jennison
        CAP       Portfolio: seeks capital               Associates LLC
       VALUE      appreciation. Under normal market
                  conditions, the Portfolio will
                  invest at least 80% of its
                  investable assets in the equity and
                  equity-related securities of
                  large-capitalization companies
                  measured, at the time of purchase,
                  to be within the market
                  capitalization of the Russell
                  1000(R) Index. In deciding which
                  equity securities to buy, the
                  subadvisor will use a value
                  investment style and will invest in
                  common stocks that it believes are
                  being valued at a discount to their
                  true worth, as defined by the value
                  of their earnings, free cash flow,
                  the value of their assets, their
                  private market value, or some
                  combination of these factors. The
                  subadvisor will look for catalysts
                  that will help unlock a common
                  stock's inherent value.
     ----------------------------------------------------------------------

    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   -------------------------------------------------------------------------
     INTER-     AST JPMorgan International Equity          J.P. Morgan
    NATIONAL    Portfolio: seeks long-term capital         Investment
    EQUITY      growth by investing in a diversified    Management, Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of
                the world. The equity securities
                will ordinarily be traded on a
                recognized foreign securities
                exchange or traded in a foreign
                over-the-counter market in the
                country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
   -------------------------------------------------------------------------
     ASSET      AST J.P. Morgan Strategic                  J.P. Morgan
     ALLOCA     Opportunities Portfolio (formerly          Investment
     TION       AST UBS Dynamic Alpha Portfolio):       Management, Inc.
                seeks to maximize total return,
                consisting of capital appreciation
                and current income. The Portfolio
                invests in securities and financial
                instruments to gain exposure to
                global equity, global fixed income
                and cash equivalent markets,
                including global currencies. The
                Portfolio may invest in equity and
                fixed income securities of issuers
                located within and outside the
                United States or in open-end
                investment companies advised by J.P.
                Morgan Investment Management, Inc.,
                the Portfolio's subadvisor, to gain
                exposure to certain global equity
                and global fixed income markets.
   -------------------------------------------------------------------------
     LARGE      AST Large-Cap Value Portfolio: seeks       Eaton Vance
      CAP       current income and long-term growth        Management;
     VALUE      of income, as well as capital           Hotchkis and Wiley
                appreciation. The Portfolio invests,         Capital
                under normal circumstances, at least     Management, LLC
                80% of its net assets in common
                stocks of large capitalization
                companies. Large capitalization
                companies are those companies with
                market capitalizations within the
                market capitalization range of the
                Russell 1000 Value Index.
   -------------------------------------------------------------------------
     FIXED      AST Lord Abbett Bond-Debenture          Lord, Abbett & Co.
    INCOME      Portfolio: seeks high current income           LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. To pursue this objective
                under normal market conditions, the
                Fund will invest at least 80% of its
                net assets in bonds, debentures and
                other fixed income securities. The
                Fund's investments primarily include
                the following types of securities
                and other financial instruments:
                U.S. investment grade fixed income
                securities; U.S. high yield
                securities ("non-investment grade"
                or "junk" bonds); foreign securities
                (including emerging market
                securities); convertible securities;
                mortgage-related and other
                asset-backed securities; and equity
                securities. In addition, the Fund
                may invest in derivative
                instruments, such as options,
                futures contracts, forward contracts
                or swap agreements. The Fund may use
                such instruments in order seek to
                enhance returns, to attempt to hedge
                some of its investment risk, or as a
                substitute position for holding the
                underlying asset on which the
                derivative instrument is based. The
                duration of the Fund's portfolio of
                debt securities will normally be
                between three and seven years, with
                an average effective portfolio
                maturity of five to twelve years.
   -------------------------------------------------------------------------
     LARGE      AST Marsico Capital Growth               Marsico Capital
      CAP       Portfolio: seeks capital growth.         Management, LLC
    GROWTH      Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Growth Index. In selecting
                investments for the Portfolio, the
                subadvisor uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection. The "top down" approach
                identifies sectors, industries and
                companies that may benefit from the
                trends the subadvisor has observed.
                The subadvisorthen looks for
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large,
                utilizing a "bottom up" stock
                selection process. The Portfolio
                will normally hold a core position
                of between 35 and 50 common stocks.
                The Portfolio may hold a limited
                number of additional common stocks
                at times when the Portfolio manager
                is accumulating new positions,
                phasing out existing or responding
                to exceptional market conditions.
   -------------------------------------------------------------------------
     INTER      AST MFS Global Equity Portfolio:          Massachusetts
    NATIONAL    seeks capital growth. Under normal      Financial Services
    EQUITY      circumstances the Portfolio invests          Company
                at least 80% of its assets in equity
                securities. The Portfolio may invest
                in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations relative to
                the markets in which they are traded.
   -------------------------------------------------------------------------

    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
     LARGE      AST MFS Growth Portfolio: seeks           Massachusetts
      CAP       long-term capital growth and future,   Financial Services
    GROWTH      rather than current income. Under            Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depositary receipts.
                The subadvisor uses a "bottom up" as
                opposed to a "top down" investment
                style in managing the Portfolio.
   --------------------------------------------------------------------------
    MID CAP     AST Mid Cap Value Portfolio: seeks      EARNEST Partners
     VALUE      to provide capital growth by               LLC; WEDGE
                investing primarily in                       Capital
                mid-capitalization stocks that           Management, LLP
                appear to be undervalued. The
                Portfolio generally invests, under
                normal circumstances, at least 80%
                of the value of its net assets in
                mid-capitalization companies.
                Mid-capitalization companies are
                generally those that have market
                capitalizations, at the time of
                purchase, within the market
                capitalization range of companies
                included in the Russell Midcap(R)
                Value Index during the previous
                12-months based on month-end data.
   --------------------------------------------------------------------------
     FIXED      AST Money Market Portfolio: seeks          Prudential
    INCOME      high current income while                  Investment
                maintaining high levels of              Management, Inc.
                liquidity. The Portfolio invests in
                high-quality, short-term, U.S.
                dollar denominated corporate, bank
                and government obligations. The
                Portfolio will invest in securities
                which have effective maturities of
                not more than 397 days.
   --------------------------------------------------------------------------
    MID CAP     AST Neuberger Berman Mid-Cap Growth     Neuberger Berman
    GROWTH      Portfolio: seeks capital growth.         Management LLC
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of mid-capitalization companies.
                Mid-capitalization companies are
                those companies whose market
                capitalization is within the range
                of market capitalizations of
                companies in the Russell Midcap(R)
                Growth Index. Using fundamental
                research and quantitative analysis,
                the subadvisor looks for
                fast-growing companies that are in
                new or rapidly evolving industries.
                The Portfolio may invest in foreign
                securities (including emerging
                markets securities).
   --------------------------------------------------------------------------
    MID CAP     AST Neuberger Berman/LSV Mid-Cap            LSV Asset
     VALUE      Value Portfolio: seeks capital             Management;
                growth. Under normal market             Neuberger Berman
                conditions, the Portfolio invests at     Management LLC
                least 80% of its net assets in the
                common stocks of medium
                capitalization companies. For
                purposes of the Portfolio, companies
                with market capitalizations that
                fall within the range of the Russell
                Midcap(R) Value Index at the time of
                investment are considered medium
                capitalization companies. Some of
                the Portfolio's assets may be
                invested in the securities of
                large-cap companies as well as in
                small-cap companies. subadvisor
                Neuberger Berman looks for
                well-managed companies whose stock
                prices are undervalued and that may
                rise in price before other investors
                realize their worth. LSV Asset
                Management (LSV) follows an active
                investment strategy utilizing a
                quantitative investment model to
                evaluate and recommend investment
                decisions for its portion of the
                Portfolio in a bottom-up, contrarian
                value approach
   --------------------------------------------------------------------------
     SMALL      AST Neuberger Berman Small-Cap          Neuberger Berman
      CAP       Growth Portfolio: seeks maximum          Management LLC
    GROWTH      growth of investors' capital from a
                portfolio of growth stocks of
                smaller companies. The Portfolio
                pursues its objective, under normal
                circumstances, by primarily
                investing at least 80% of its total
                assets in the equity securities of
                small-sized companies included in
                the Russell 2000 Growth(R) Index.
   --------------------------------------------------------------------------
     INTER      AST Parametric Emerging Markets        Parametric Portfolio
    NATIONAL    Equity Portfolio: seeks long-term        Associates LLC
    EQUITY      capital appreciation. The Portfolio
                normally invests at least 80% of its
                net assets in equity securities of
                issuers (i) located in emerging
                market countries, which are
                generally those not considered to be
                developed market countries, or
                (ii) included (or considered for
                inclusion) as emerging markets
                issuers in one or more broad-based
                market indices. Emerging markets
                countries include countries in Asia,
                Latin America, the Middle East,
                Southern Europe, Eastern Europe,
                Africa and the region formerly
                comprising the Soviet Union. A
                company will be considered to be
                located in an emerging market
                country if it is domiciled in or
                derives more that 50% of its
                revenues or profits from emerging
                market countries. The Portfolio
                seeks to employ a top-down,
                disciplined and structured
                investment process that emphasizes
                broad exposure and diversification
                among emerging market countries,
                economic sectors and issuers.
   --------------------------------------------------------------------------

     STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                          SUB-ADVISOR
    ------------------------------------------------------------------------
     FIXED     AST PIMCO Limited Maturity Bond         Pacific Investment
     INCOME    Portfolio: seeks to maximize total          Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed- income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within a
               one-to-three year time-frame based
               on the subadvisor's forecast of
               interest rates.
    ------------------------------------------------------------------------
     FIXED     AST PIMCO Total Return Bond             Pacific Investment
     INCOME    Portfolio: seeks to maximize total          Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within two
               years (+/-) of the duration of the
               Barclay's Capital U.S. Aggregate
               Bond Index.
    ------------------------------------------------------------------------
     ASSET     AST Preservation Asset Allocation           Prudential
     ALLOCA    Portfolio: seeks to obtain total         Investments LLC;
     TION      return consistent with its specified       Quantitative
               level of risk. The Portfolio                Management
               primarily invests its assets in a         Associates LLC
               diversified portfolio of other
               mutual funds, the underlying
               portfolios, of the Advanced Series
               Trust and certain affiliated money
               market funds. Under normal market
               conditions, the Portfolio will
               devote approximately 35% of its net
               assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 27.5% to
               42.5%), and 65% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 57.5% to 72.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities and futures
               contracts, swap agreements and other
               financial and derivative instruments.
    ------------------------------------------------------------------------
     LARGE     AST QMA US Equity Alpha Portfolio:         Quantitative
      CAP      seeks long term capital                     Management
     BLEND     appreciation. The portfolio utilizes      Associates LLC
               a long/short investment strategy and
               will normally invest at least 80% of
               its net assets plus borrowings in
               equity and equity related securities
               of US issuers. The benchmark index
               is the Russell 1000(R) which is
               comprised of stocks representing
               more than 90% of the market cap of
               the US market and includes the
               largest 1000 securities in the
               Russell 3000(R) index.
    ------------------------------------------------------------------------
     ASSET     AST Schroders Multi-Asset World              Schroder
     ALLOCA    Strategies (formerly known as AST           Investment
     TION      American Century Strategic               Management North
               Allocation Portfolio): seeks               America Inc.
               long-term capital appreciation
               through a global flexible asset
               allocation approach. This asset
               allocation approach entails
               investing in traditional asset
               classes, such as equity and
               fixed-income investments, and
               alternative asset classes, such as
               investments in real estate,
               commodities, currencies, private
               equity, non-investment grade bonds,
               Emerging Market Debt and absolute
               return strategies. The sub-advisor
               seeks to emphasize the management of
               risk and volatility. Exposure to
               different asset classes and
               investment strategies will vary over
               time based upon the sub advisor's
               assessments of changing market,
               economic, financial and political
               factors and events.
    ------------------------------------------------------------------------
     SMALL     AST Small-Cap Growth Portfolio:            Eagle Asset
      CAP      seeks long-term capital growth. The      Management, Inc.
     GROWTH    Portfolio pursues its objective by
               investing, under normal
               circumstances, at least 80% of the
               value of its assets in
               small-capitalization companies.
               Small-capitalization companies are
               those companies with a market
               capitalization, at the time of
               purchase, no larger than the largest
               capitalized company included in the
               Russell 2000(R) Growth Index at the
               time of the Portfolio's investment.
    ------------------------------------------------------------------------
     SMALL     AST Small-Cap Value Portfolio: seeks       ClearBridge
      CAP      to provide long-term capital growth     Advisors, LLC; J.P.
     VALUE     by investing primarily in               Morgan Investment
               small-capitalization stocks that        Management, Inc.;
               appear to be undervalued. The           Lee Munder Capital
               Portfolio invests, under normal             Group, LLC
               circumstances, at least 80% of the
               value of its net assets in small
               capitalization stocks. Small
               capitalization stocks are the stocks
               of companies with market
               capitalization that are within the
               market capitalization range of the
               Russell 2000(R) Value Index.
               Securities of companies whose market
               capitalizations no longer meet the
               definition of small capitalization
               companies after purchase by the
               Portfolio will still be considered
               to be small capitalization companies
               for purposes of the Portfolio's
               policy of investing, under normal
               circumstances, at least 80% of the
               value of its assets in small
               capitalization companies.
    ------------------------------------------------------------------------

    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                    ADVISOR/
                                                           SUB-ADVISOR
  ---------------------------------------------------------------------------
    ASSET       AST T. Rowe Price Asset Allocation        T. Rowe Price
    ALLOCA      Portfolio: seeks a high level of         Associates, Inc.
     TION       total return by investing primarily
                in a diversified portfolio of equity
                and fixed income securities. The
                Portfolio normally invests
                approximately 60% of its total
                assets in equity securities and 40%
                in fixed income securities. This mix
                may vary depending on the
                subadvisor's outlook for the
                markets. The subadvisor concentrates
                common stock investments in larger,
                more established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
  ---------------------------------------------------------------------------
    FIXED       AST T. Rowe Price Global Bond             T. Rowe Price
    INCOME      Portfolio: seeks to provide high        International, Inc.
                current income and capital growth by
                investing in high-quality foreign
                and U.S. dollar-denominated bonds.
                The Portfolio will invest at least
                80% of its total assets in fixed
                income securities. The Portfolio
                invests in all types of bonds,
                including those issued or guaranteed
                by U.S. or foreign governments or
                their agencies and by foreign
                authorities, provinces and
                municipalities as well as investment
                grade corporate bonds,
                mortgage-related and asset- backed
                securities, and high-yield bonds of
                U.S. and foreign issuers. The
                Portfolio generally invests in
                countries where the combination of
                fixed-income returns and currency
                exchange rates appears attractive,
                or, if the currency trend is
                unfavorable, where the subadvisor
                believes that the currency risk can
                be minimized through hedging. The
                Portfolio may also invest in
                convertible securities, commercial
                paper and bank debt and loan
                participations. The Portfolio may
                invest up to 20% of its assets in
                the aggregate in below
                investment-grade, high-risk bonds
                ("junk bonds") and emerging market
                bonds. In addition, the Portfolio
                may invest up to 30% of its assets
                in mortgage-related (including
                mortgage dollar rolls and
                derivatives, such as collateralized
                mortgage obligations and stripped
                mortgage securities) and
                asset-backed securities. The
                Portfolio may invest in futures,
                swaps and other derivatives in
                keeping with its objective.
  ---------------------------------------------------------------------------
    LARGE       AST T. Rowe Price Large-Cap Growth        T. Rowe Price
     CAP        Portfolio: seeks long-term growth of     Associates, Inc.
    GROWTH      capital by investing predominantly
                in the equity securities of a
                limited number of large, carefully
                selected, high-quality U.S.
                companies that are judged likely to
                achieve superior earnings growth.
                The Portfolio takes a growth
                approach to investment selection and
                normally invests at least 80% of its
                net assets in the common stocks of
                large companies. Large companies are
                defined as those whose market cap is
                larger than the median market cap of
                companies in the Russell 1000 Growth
                Index as of the time of purchase.
  ---------------------------------------------------------------------------
   SPECIALTY    AST T. Rowe Price Natural Resources       T. Rowe Price
                Portfolio: seeks long-term capital       Associates, Inc.
                growth primarily through investing
                in the common stocks of companies
                that own or develop natural
                resources (such as energy products,
                precious metals and forest products)
                and other basic commodities. The
                Portfolio invests, under normal
                circumstances, at least 80% of the
                value of its assets in natural
                resource companies. The Portfolio
                may also invest in non-resource
                companies with the potential for
                growth. The Portfolio looks for
                companies that have the ability to
                expand production, to maintain
                superior exploration programs and
                production facilities, and the
                potential to accumulate new
                resources. Although at least 50% of
                Portfolio assets will be invested in
                U.S. securities, up to 50% of total
                assets also may be invested in
                foreign securities.
  ---------------------------------------------------------------------------
    LARGE       AST Value Portfolio (formerly AST            Deutsche
     CAP        DeAM Large-Cap Value Portfolio):            Investment
    VALUE       seeks maximum growth of capital by          Management
                investing primarily in the value          Americas, Inc.
                stocks of larger companies. The
                Portfolio pursues its objective,
                under normal market conditions, by
                primarily investing at least 80% of
                the value of its assets in the
                equity securities of large-sized
                companies included in the Russell
                1000(R) Value Index. The subadvisor
                employs an investment strategy
                designed to maintain a portfolio of
                equity securities which approximates
                the market risk of those stocks
                included in the Russell 1000(R)
                Value Index, but which attempts to
                outperform the Russell 1000(R) Value
                Index through active stock selection.
  ---------------------------------------------------------------------------
    FIXED       AST Western Asset Core Plus Bond          Western Asset
    INCOME      Portfolio: seeks to maximize total          Management
                return, consistent with prudent              Company
                investment management and liquidity
                needs. The Portfolio's current
                target average duration is generally
                2.5 to 7 years. The Portfolio
                pursues this objective by investing
                in all major fixed income sectors
                with a bias towards non-Treasuries.
  ---------------------------------------------------------------------------

      STYLE/         INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                  ADVISOR/
                                                            SUB-ADVISOR
    ------------------------------------------------------------------------
                      FRANKLIN TEMPLETON VARIABLE
                        INSURANCE PRODUCTS TRUST
    ------------------------------------------------------------------------
     MODERATE     Franklin Templeton VIP Founding            Franklin
      ALLOCA      Funds Allocation Fund: Seeks capital       Templeton
       TION       appreciation, with income as a           Services, LLC
                  secondary goal. The Fund normally
                  invests equal portions in Class 1
                  shares of Franklin Income Securities
                  Fund; Mutual Shares Securities Fund;
                  and Templeton Growth Securities Fund.
    ------------------------------------------------------------------------
                              PROFUNDS VP
    ------------------------------------------------------------------------
     Each ProFund VP portfolio described below is designed to seek daily investment results that, before fees and expenses, correspond to the performance of a daily benchmark, such as the daily price performance, the inverse (opposite) of the daily price performance, a multiple of the daily price performance, of an index or security. Ultra ProFund VPs are designed to correspond to a multiple of the daily performance of an underlying index. Inverse ProFund VPs are designed to correspond to the inverse (opposite) of the daily performance of an underlying index. The investment strategy of some of the portfolios may magnify (both positively and negatively) the daily investment results of the applicable index or security. It is recommended that only those Annuity Owners who engage a financial advisor to allocate their account value using a strategic or tactical asset allocation strategy invest in these portfolios. The Portfolios are arranged based on the index on which its investment strategy is based
    ------------------------------------------------------------------------
     SPECIALTY    ProFund VP Consumer Goods: seeks        ProFund Advisors
                  daily investment results, before              LLC
                  fees and expenses, that correspond
                  to the daily performance of the Dow
                  Jones U.S. Consumer Goods Index. The
                  Dow Jones U.S. Consumer Goods Index
                  measures the performance of consumer
                  spending in the goods industry of
                  the U.S. equity market. Component
                  companies include automobiles and
                  auto parts and tires, brewers and
                  distillers, farming and fishing,
                  durable and non-durable household
                  product manufacturers, cosmetic
                  companies, food and tobacco
                  products, clothing, accessories and
                  footwear.
    ------------------------------------------------------------------------
     The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.
    ------------------------------------------------------------------------
     SPECIALTY    ProFund VP Consumer Services: seeks     ProFund Advisors
                  daily investment results, before              LLC
                  fees and expenses, that correspond
                  to the daily performance of the Dow
                  Jones U.S. Consumer Services Index.
                  The Dow Jones U.S. Consumer Services
                  Index measures the performance of
                  consumer spending in the services
                  industry of the U.S. equity market.
                  Component companies include
                  airlines, broadcasting and
                  entertainment, apparel and broadline
                  retailers, food and drug retailers,
                  media agencies, publishing,
                  gambling, hotels, restaurants and
                  bars, and travel and tourism.
    ------------------------------------------------------------------------
     The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.
    ------------------------------------------------------------------------
     SPECIALTY    ProFund VP Financials: seeks daily      ProFund Advisors
                  investment results, before fees and           LLC
                  expenses, that correspond to the
                  daily performance of the Dow Jones
                  U.S. Financials Index. The Dow Jones
                  U.S. Financials Index measures the
                  performance of the financial
                  services industry of the U.S. equity
                  market. Component companies include
                  regional banks; major U.S. domiciled
                  international banks; full line,
                  life, and property and casualty
                  insurance companies; companies that
                  invest, directly or indirectly in
                  real estate; diversified financial
                  companies such as Fannie Mae, credit
                  card issuers, check cashing
                  companies, mortgage lenders and
                  investment advisers; securities
                  brokers and dealers, including
                  investment banks, merchant banks and
                  online brokers; and publicly traded
                  stock exchanges.
    ------------------------------------------------------------------------
     The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers, including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.
    ------------------------------------------------------------------------

      STYLE/          INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                   ADVISOR/
                                                             SUB-ADVISOR
    --------------------------------------------------------------------------
     SPECIALTY     ProFund VP Health Care: seeks daily     ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Health Care Index. The Dow
                   Jones U.S. Health Care Index
                   measures the performance of the
                   healthcare industry of the U.S.
                   equity market. Component companies
                   include health care providers,
                   biotechnology companies, medical
                   supplies, advanced medical devices
                   and pharmaceuticals.
    --------------------------------------------------------------------------
     The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
    --------------------------------------------------------------------------
     SPECIALTY     ProFund VP Industrials: seeks daily     ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Industrials Index. The Dow
                   Jones U.S. Industrials Index
                   measures the performance of the
                   industrial industry of the U.S.
                   equity market. Component companies
                   include building materials, heavy
                   construction, factory equipment,
                   heavy machinery, industrial
                   services, pollution control,
                   containers and packaging, industrial
                   diversified, air freight, marine
                   transportation, railroads, trucking,
                   land-transportation equipment,
                   shipbuilding, transportation
                   services, advanced industrial
                   equipment, electric components and
                   equipment, and aerospace.
    --------------------------------------------------------------------------
     The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
    --------------------------------------------------------------------------
      LARGE        ProFund VP Large-Cap Growth: seeks      ProFund Advisors
       CAP         daily investment results, before              LLC
      GROWTH       fees and expenses, that correspond
                   to the daily performance of the S&P
                   500/Citigroup Growth Index(R). The
                   S&P 500/Citigroup Growth Index is
                   designed to provide a comprehensive
                   measure of large-cap U.S. equity
                   "growth" performance. It is an
                   unmanaged float adjusted market
                   capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P 500 Index
                   that have been identified as being
                   on the growth end of the
                   growth-value spectrum.
    --------------------------------------------------------------------------
     The S&P 500/Citigroup Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.
     It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
    --------------------------------------------------------------------------
      LARGE        ProFund VP Large-Cap Value: seeks       ProFund Advisors
       CAP         daily investment results, before              LLC
      VALUE        fees and expenses, that correspond
                   to the daily performance of the S&P
                   500/Citigroup Value Index(R). The
                   S&P 500/Citigroup Value Index is
                   designed to provide a comprehensive
                   measure of large-cap U.S. equity
                   "value" performance. It is an
                   unmanaged float adjusted market
                   capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P 500 Index
                   that have been identified as being
                   on the value end of the growth value
                   spectrum.
    --------------------------------------------------------------------------
     MID CAP       ProFund VP Mid-Cap Growth: seeks        ProFund Advisors
      GROWTH       daily investment results, before              LLC
                   fees and expenses, that correspond
                   to the daily performance of the S&P
                   MidCap 400/Citigroup Growth
                   Index(R). The S&P MidCap
                   400/Citigroup Growth Index is
                   designed to provide a comprehensive
                   measure of mid-cap U.S. equity
                   "growth" performance. It is an
                   unmanaged float adjusted market
                   capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P MidCap 400
                   Index that have been identified as
                   being on the growth end of the
                   growth-value spectrum.
    --------------------------------------------------------------------------
     The S&P MidCap 400/Citigroup Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the growth end of the growth-value spectrum.
    --------------------------------------------------------------------------

      STYLE/          INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                   ADVISOR/
                                                             SUB-ADVISOR
    --------------------------------------------------------------------------
     MID CAP       ProFund VP Mid-Cap Value: seeks         ProFund Advisors
      VALUE        daily investment results, before              LLC
                   fees and expenses, that correspond
                   to the daily performance of the S&P
                   MidCap 400/Citigroup Value Index(R).
                   The S&P MidCap 400/Citigroup Value
                   Index is designed to provide a
                   comprehensive measure of mid-cap
                   U.S. equity "value" performance. It
                   is an unmanaged float adjusted
                   market capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P MidCap 400
                   Index that have been identified as
                   being on the value end of the
                   growth-value spectrum.
    --------------------------------------------------------------------------
     The S&P MidCap 400/Citigroup Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P MidCap 400 Index that have been identified as being on the value end of the growth-value spectrum.
    --------------------------------------------------------------------------
     SPECIALTY     ProFund VP Real Estate: seeks daily     ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Real Estate Index. The Dow
                   Jones U.S. Real Estate Index
                   measures the performance of the real
                   estate sector of the U.S. equity
                   market. Component companies include
                   those that invest directly or
                   indirectly through development,
                   management or ownership of shopping
                   malls, apartment buildings and
                   housing developments; and real
                   estate investment trusts ("REITs")
                   that invest in apartments, office
                   and retail properties. REITs are
                   passive investment vehicles that
                   invest primarily in income-producing
                   real estate or real estate related
                   loans or interests.
    --------------------------------------------------------------------------
     The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs")
     that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.
    --------------------------------------------------------------------------
      SMALL        ProFund VP Small-Cap Value: seeks       ProFund Advisors
       CAP         daily investment results, before              LLC
      VALUE        fees and expenses, that correspond
                   to the daily performance of the S&P
                   SmallCap 600/Citigroup Value
                   Index(R). The S&P SmallCap
                   600/Citigroup Value Index is
                   designed to provide a comprehensive
                   measure of small-cap U.S. equity
                   "value" performance. It is an
                   unmanaged float adjusted market
                   capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P SmallCap
                   600 Index that have been identified
                   as being on the value end of the
                   growth-value spectrum. (Note: The
                   S&P SmallCap 600 Index is a measure
                   of small-cap company U.S. stock
                   market performance. It is a float
                   adjusted market capitalization
                   weighted index of 600 U.S. operating
                   companies. Securities are selected
                   for inclusion in the index by an S&P
                   committee through a non-mechanical
                   process that factors criteria such
                   as liquidity, price, market
                   capitalization, financial viability,
                   and public float.)
    --------------------------------------------------------------------------
      SMALL        ProFund VP Small-Cap Growth: seeks      ProFund Advisors
       CAP         daily investment results, before              LLC
      GROWTH       fees and expenses, that correspond
                   to the daily performance of the S&P
                   SmallCap 600/Citigroup Growth
                   Index(R). The S&P SmallCap
                   600/Citigroup Growth Index is
                   designed to provide a comprehensive
                   measure of small-cap U.S. equity
                   "growth" performance. It is an
                   unmanaged float adjusted market
                   capitalization weighted index
                   comprised of stocks representing
                   approximately half the market
                   capitalization of the S&P SmallCap
                   600 Index that have been identified
                   as being on the growth end of the
                   growth-value spectrum. (Note: The
                   S&P SmallCap 600 Index is a measure
                   of small-cap company U.S. stock
                   market performance. It is a float
                   adjusted market capitalization
                   weighted index of 600 U.S. operating
                   companies. Securities are selected
                   for inclusion in the index by an S&P
                   committee through a non-mechanical
                   process that factors criteria such
                   as liquidity, price, market
                   capitalization, financial viability,
                   and public float.)
    --------------------------------------------------------------------------
     The S&P SmallCap 600/Citigroup Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.
     It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P SmallCap 600 Index that have been identified as being on the growth end of the growth-value spectrum. (Note: The S&P SmallCap 600 Index is a measure of small-cap company
     U.S. stock market performance. It is a float adjusted market capitalization weighted index of 600 U.S. operating companies.
     Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.)
    --------------------------------------------------------------------------

      STYLE/          INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                   ADVISOR/
                                                             SUB-ADVISOR
    --------------------------------------------------------------------------
     SPECIALTY     ProFund VP Telecommunications: seeks    ProFund Advisors
                   daily investment results, before              LLC
                   fees and expenses, that correspond
                   to the daily performance of the Dow
                   Jones U.S. Telecommunications Index.
                   The Dow Jones U.S.
                   Telecommunications Index measures
                   the performance of the
                   telecommunications industry of the
                   U.S. equity market. Component
                   companies include fixed-line
                   communications and wireless
                   communications companies.
    --------------------------------------------------------------------------
     The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market.
     Component companies include fixed-line communications and wireless communications companies.
    --------------------------------------------------------------------------
     SPECIALTY     ProFund VP Utilities: seeks daily       ProFund Advisors
                   investment results, before fees and           LLC
                   expenses, that correspond to the
                   daily performance of the Dow Jones
                   U.S. Utilities Sector Index. The Dow
                   Jones U.S. Utilities Sector Index
                   measures the performance of the
                   utilities industry of the U.S.
                   equity market. Component companies
                   include electric utilities, gas
                   utilities and water utilities.
    --------------------------------------------------------------------------
     The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.
    --------------------------------------------------------------------------



 Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.


 Because under certain option benefits we restrict the investment options in which you can participate, note that your participation in those benefits could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments).

 WHAT ARE THE FIXED RATE OPTIONS?
 The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome - Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome - Highest Daily.

 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options.

 ONE-YEAR FIXED INTEREST RATE OPTION

 We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. The interest rate that we credit to the Fixed Rate Options may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts. Amounts allocated to the Fixed Rate Option become part of Allstate Life's general assets.


 We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

 OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
 From time to time we may offer an Enhanced Dollar Cost Averaging ("DCA") program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.

 The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.

 NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate Life incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate Life's general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate Life receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

 WHAT ARE THE CONTRACT FEES AND CHARGES?
 Contingent Deferred Sales Charge (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."


 Transfer Fee: Currently, you may make twenty free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the twentieth in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the twenty free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the twenty free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

 Annual Maintenance Fee: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

 Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.

 Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate Life for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.

 The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, the interest rate amount we credit to Fixed Rate Options may also reflect similar assumptions about the insurance guarantees provided under each Annuity and the administrative costs associated with providing the Annuity benefits. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those assumptions.

 Optional Benefits for which we assess a charge: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?
 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. Generally, these types of changes will be based on a reduction to our sales, maintenance or administrative expenses due to the nature of the individual or group purchasing the Annuity. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional Purchase Payments; (d) whether an annuity is reinstated pursuant to our rules; and/or (e) other transactions where sales, maintenance or administrative expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

 Initial Purchase Payment:

 We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.

 We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of Purchase Payments. In addition, we may apply certain limitations and/or restrictions on an Annuity as a condition of our acceptance, including limiting the liquidity features or the Death Benefit protection provided under an Annuity, limiting the right to make additional Purchase Payments, changing the number of transfers allowable under an Annuity or restricting the Sub-accounts or Fixed Rate Options that are available. Other limitations and/or restrictions may apply.

 Speculative Investing - Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.


 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.

 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate Life via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.

 Age Restrictions:
 Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 Owner, Annuitant and Beneficiary Designations:
 We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."

..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.

..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
..   A new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
..   A new Annuitant subsequent to the Annuity Date;
..   For "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
..   A change in beneficiary if the Owner had previously made the designation irrevocable.


 There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" section of the Prospectus for any such restrictions.

 Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

 If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. Unless prohibited by applicable State law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity, at any time on a non-discriminatory basis, and we are not obligated to process your request within any particular time frame. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity.

 Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.

 Spousal Designations If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.


 Spousal assumption is only permitted to spouses as defined by federal law.

 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days or longer, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current Account Value plus any tax charge deducted, and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. However where required by law, we will return your Purchase Payment(s) if they are greater than your current Account Value, less any federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.

 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
 The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate Life's systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86/th/ birthday. However, purchase payments are not permitted if the Account Value drops to zero.

 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate Life's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

 Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.

 Subsequent Purchase Payments: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
 We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome Highest Daily 7, or TrueIncome - Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or
 (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
 Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
 We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

   Oldest owner's age on the date that  Purchase credit on purchase payments
              the purchase                          as they are
   payment is applied to the annuity          applied to the annuity
   --------------------------------------------------------------------------
                 0-80                                 6.00%*
   --------------------------------------------------------------------------
                 81-85                                3.00%
   --------------------------------------------------------------------------

 * For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.

 HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
 ANNUITY?
 Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 Examples of Applying the Purchase Credit

 Initial Purchase Payment
 Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

 The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate Life under certain circumstances:
..   any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered (to the extent allowed by state law); and
..   the amount available under the medically-related surrender portion of the
    Annuity will not include the amount of any Purchase Credit payable on Purchase Payments made within 12 months of the date the medically-related surrender is exercised; and
..   if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

 The Account Value may be substantially reduced if Allstate Life recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

 General Information about the Purchase Credit Feature
..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes.
..   You may not withdraw the amount of any Purchase Credit under the Free
    Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.

 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com).

 We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and
 (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.

 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate Life as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.

 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?
 Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.


 If you are participating in an optional living benefit (such as TrueIncome Highest Daily Lifetime Seven) that makes transfers under a pre-determined mathematical formula, and you have opted for automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and
 (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.


 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your Financial Professional has this authority, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 Please Note: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a Financial Professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the Financial Professional or impose other transfer restrictions we deem necessary. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your Financial Professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. Please note that if you have engaged a third party investment advisor to provide asset allocation services with respect to your Annuity, we do not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily 7, and Highest Daily Value Death Benefit).

 We will immediately send you confirmations of transactions that affect your Annuity.

 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, required minimum distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro-rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
 (For more information, see "Tax Considerations.")

 During the Accumulation Period

 For a nonqualified Annuity, a distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.


 During the Annuitization Period

 For a nonqualified Annuity, during the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.


 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?

 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (not including Purchase Credits, for the X Series) that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.


 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

 The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.

 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For contracts issued as non-qualified annuities, the Internal Revenue Code provides for the same exemption from penalty under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of required minimum distributions.)


 Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.


 The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.


 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

 To request the forms necessary to surrender your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
 Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below. If you request a full surrender, the amount payable will be your Account Value minus: (a) the amount of any Purchase Credits applied within 12 months prior to your request to surrender your Annuity under this provision, and (b) the amount of any Purchase Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits as described above.

 This waiver of any applicable CDSC is subject to our rules, in place at the time of your request, which currently include but are not limited to the following:

   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a medically-related surrender;
   . The Annuitant must be alive as of the date we pay the proceeds of such surrender request;

   . if the Owner is one or more natural persons, all such Owners must also be alive at such time;
   . we must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;
   . this benefit is not available if the total amount of the withdrawal request exceeds $500,000; and
   .   no additional Purchase Payments can be made to the Annuity.

 Under most versions of the Annuity, a "Contingency Event" occurs if the Owner (or Annuitant if entity-owned):
   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

 The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This benefit is not available in Massachusetts.

 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. For non-qualified annuity contracts, your Annuity Date must be no later than the first day of the month next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date), and certain annuity options may not be available depending on the age of the Owner or Annuitant. For qualified contracts, generally your Annuity Date must be no later than the first day of the month next following the 92/nd/ birthday of the Annuitant (unless we agree to another date) and certain annuity options may not be available depending on the age of the Annuitant. Certain States may have different requirements, based on applicable laws. Please refer to your Annuity contract.

 Certain of these annuity options may be available to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, you may not annuitize within the first three Annuity Years.

 Option 1
 Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump-sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity with 120 Months Certain Period Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

 If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 Option 3
 Interest Payment Option: Under this option, we will credit interest on the adjusted Account Value until you request payment of all or part of the adjusted Account Value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA or other tax qualified vehicle.

 Under this option, all gain in the Annuity will be taxable as of the Annuity Date, however, you can withdraw part or all of the Account Value that we are holding at any time.

 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your Annuity Date.

 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
 Allstate Life offers different optional benefits, for an additional charge, that can provide investment protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:
..   Protecting a principal amount from decreases in value due to investment performance;
..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;
..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or
..   Providing spousal continuation of certain benefits.

 The "living benefits" are as follows:

..   TrueAccumulation - Highest Daily/1/
..   Guaranteed Minimum Income Benefit (GMIB)/2/
..   TrueIncome and TrueIncome - Spousal/2/
..   TrueIncome - Highest Daily/2/
..   TrueIncome - Highest Daily 7/2/
..   TrueIncome - Spousal Highest Daily 7/2/

 (1)Effective after May 7, 2010, no longer available for new elections.

 (2)No longer available for new elections.


 Here is a general description of each kind of living benefit that exists under this Annuity:

       . Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under TrueAccumulation - Highest Daily, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Effective after May 7, 2010, TrueAccumulation - Highest Daily is no longer available for new elections.


       . Guaranteed Minimum Income Benefit or ("GMIB"). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.

       . Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. The withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome - Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome - Spousal, and TrueIncome - Highest Daily are no longer available for new elections.


 In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., TrueIncome - Highest Daily 7), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.

 Please refer to the benefit description that follows for a complete description of the terms, conditions and limitations of each optional benefit. See the chart in the "Investment Options" section of the Prospectus on page 16 for a list of investment options available and permitted with each benefit. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).


                                     46.1

 Termination of Existing Benefits and Election of New Benefits
 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and will begin the new guarantees under the new benefit you elect based on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.


 Certain living benefits involve your participation in a pre-determined mathematical formula that may transfer your Account Value between the Sub-accounts you have chosen and certain bond portfolio Sub-accounts of AST and/or our general account. The formulas may differ among the living benefits that employ a formula. Such different formulas may result in different transfers of Account Value over time.

 TRUEACCUMULATION(R) - HIGHEST DAILY
 Effective after May 7, 2010, TrueAccumulation - Highest Daily will no longer be available for new elections. If you currently participate in TrueAccumulation - Highest Daily, this does not affect you or the guarantees associated with your benefit. However, if you terminate TrueAccumulation - Highest Daily on or after May 7, 2010, you cannot re-elect it. After May 7, 2010, we no longer offer any guaranteed living benefits for new elections within this Annuity.

 You can elect this benefit at any time until the termination of benefit (unless you previously participated in TrueAccumulation - Highest Daily, in which case your election must be on an Annuity Anniversary). TrueAccumulation
 - Highest Daily is not available if you participate in any other living benefit. However, until it terminates, TrueAccumulation - Highest Daily may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit.


 TrueAccumulation - Highest Daily creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. TrueAccumulation - Highest Daily will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from market increases while it is in effect.

 The initial guarantee is created on the day that TrueAccumulation - Highest Daily is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that TrueAccumulation - Highest Daily was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which TrueAccumulation - Highest Daily was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."


 We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of TrueAccumulation - Highest Daily and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal")
 (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself. See examples of this calculation below.


 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the TrueAccumulation - Highest Daily benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for TrueAccumulation - Highest Daily or other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the dollar-for-dollar Limit:
..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting initial guarantee amount is: $237,500 X (1 - [$7,500 / $177,500]), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

 Key Feature - Allocation of Account Value
 TrueAccumulation - Highest Daily uses a mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your schedule supplement, the formula may not be altered. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued annuity contracts that elect TrueAccumulation - Highest Daily and for existing contracts that elect the benefit post-issue. This required formula helps us manage our financial exposure under TrueAccumulation - Highest Daily, by moving assets out of certain Sub-accounts in certain scenarios if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one of a specified group of bond portfolios within Advanced Series Trust) (collectively, the "AST Bond Portfolios"). The formula, which appears in Appendix D also contemplates the transfer of assets from the AST Bond Portfolios to the Permitted Sub-accounts in other scenarios.

 For purposes of operating the TrueAccumulation - Highest Daily formula, we have included as investment options within this Annuity several AST bond portfolios. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018 (corresponding to all guarantees that mature in 2018), an AST Bond Portfolio whose underlying investments generally mature in 2019 (corresponding to all guarantees that mature in 2019), and so forth. We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation - Highest Daily, you may invest in an AST bond portfolio only by operation of the formula, and thus you may not allocate Purchase Payments to, or transfer Account Value to or from, such a Portfolio. Please see this prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit. A summary description of each AST Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?". You can find a copy of the AST Bond Portfolio prospectus by going to www.accessallstate.com.


 Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolios. Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST bond portfolios. If your entire Account Value is transferred to the AST bond portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolios to the Sub-accounts and the entire Account Value would remain in the AST bond portfolios. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the AST bond portfolios. Once the Purchase Payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST bond portfolios, if dictated by the formula.

 The amount that is transferred to and from the AST bond portfolios pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:
..   The difference between your Account Value and your Guarantee Amount(s);
..   The amount of time until the maturity of your Guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolios;
..   The discount rate used to determine the present value of your Guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 The AST bond portfolios are available only with these benefits, and you may not allocate Purchase Payments and transfer Account Value to or from the AST bond portfolios.

 Transfers do not impact any guarantees that have already been locked-in.

 Election/Cancellation of the Benefit

 We no longer permit new elections of TrueAccumulation - Highest Daily. If you currently participate in TrueAccumulation - Highest Daily, your guarantees are unaffected by the fact that we no longer offer TrueAccumulation - Highest Daily.

 If you wish, you may cancel TrueAccumulation - Highest Daily. Upon cancellation of TrueAccumulation - Highest Daily, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the pre-determined mathematical formula will be reallocated to the Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. You also should be aware that upon termination of TrueAccumulation - Highest Daily, you will lose all guarantees that you had accumulated under the benefit. Once TrueAccumulation - Highest Daily is cancelled you cannot re-elect it or another optional living benefit.


 TrueAccumulation - Highest Daily will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, TrueAccumulation - Highest Daily will no longer provide any guarantees. The charge for TrueAccumulation - Highest Daily will no longer be deducted from your Account Value upon termination of the benefit.

 Special Considerations under TrueAccumulation - Highest Daily
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:

   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
   . Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit.


 Charges under the Benefit
 We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in TrueAccumulation - Highest Daily. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled "Summary of Contract Fees and Charges."


 OPTIONAL 90% CAP FEATURE FOR TRUEACCUMULATION - HIGHEST DAILY
 If you currently own an Annuity and have elected TrueAccumulation - Highest Daily benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is set forth in Appendix E of this prospectus, and is described below. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% Cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.

 For purposes of operating the formula for TrueAccumulation - Highest Daily, we have included within this Annuity several AST bond portfolio Sub-accounts in order to offer the initial and subsequent guarantees under the benefit. These are currently AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and AST Bond Portfolio 2021. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation - Highest Daily, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the
    $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

 It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible than an additional transfer(s) to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 Important Considerations When Electing this Feature:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
..   Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing TrueAccumulation - Highest Daily benefit.


 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit is no longer available for new elections.

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 Key Feature - Protected Income Value
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the sum of any reductions in the Protected Income Value due to withdrawals you make from your Annuity after the waiting period begins.
..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the

   Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.
..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 Stepping-Up the Protected Income Value - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to
    200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.
..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000 and the Protected Income Value is $242,006.64. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 Example 3. Reset of the Dollar-for-dollar Limit
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37. The Remaining Limit is reset to 5% of this amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   the Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 Key Feature - GMIB Annuity Payments
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 On the date that you elect to begin receiving GMIB Annuity Payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

 GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Other Important Considerations
 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.
..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

 Election of the Benefit

 The GMIB benefit is no longer available for election. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.


 Termination of the Benefit
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 Charges under the Benefit
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 No charge applies after the Annuity Date.

 TRUEINCOME(R)

 TrueIncome is no longer being offered. TrueIncome could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.


 The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

..   If you elected TrueIncome at the time you purchased your Annuity, the
    Account Value was your initial Purchase Payment.

..   For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to 7% per Annuity Year of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

 Step-Up of the Protected Withdrawal Value
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under TrueIncome
..   The Protected Withdrawal Value can be stepped up again on or after the
    1/st/ anniversary of the preceding step-up

 If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected TrueIncome and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 Key Feature - Annual Income Amount under TrueIncome
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 Key Feature - Annual Withdrawal Amount under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 Examples of Withdrawals
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550.
    Annual Withdrawal Amount for future Annuity Years remains at $18,550.
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
    Annual Income Amount for future Annuity Years remains at $13,250.
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-dollar and proportional reductions
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

 Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
..   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
..   Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value
    before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

 Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

 Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627
..   Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount
    ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
    Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

..   Proportional reduction = Excess Withdrawal/Account Value before Excess
    Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
    $6,503} = $239,947

 Benefits Under TrueIncome
..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
..   Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual
    Income Amount in the form of periodic benefit payments.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

 Election of the Benefit

 We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you will not be permitted to re-elect it or elect another lifetime withdrawal benefit. If you cancel TrueIncome, you lose all guarantees under the benefit.


 Termination of the Benefit
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

 The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.



 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - SPOUSAL
 TrueIncome - Spousal is no longer being offered. TrueIncome - Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome - Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome
 - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of TrueIncome - Spousal and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Key Feature - Initial Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome - Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

 Key Feature - Annual Income Amount under TrueIncome - Spousal
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual

 Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

 Step-Up of Annual Income Amount
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Examples of withdrawals and step-up
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250...........

 Example 2. Dollar-for-dollar and proportional reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250
    $1,750) reduces
..   Annual Income Amount for future Annuity Years.

..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 Example 3. Step-up of the Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER TRUEINCOME - SPOUSAL
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under TrueIncome - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the Surviving Designated Life to continue TrueIncome - Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See
    "Spousal Designations", and "Spousal Assumption of Annuity" in this Prospectus.

 Election of and Designations under the Benefit

 We no longer permit elections of TrueIncome - Spousal. - If you wish, you may cancel TrueIncome - Spousal, however you will not be permitted to re-elect it or elect any other living benefit. If you cancel the benefit, you lose all guarantees under the benefit.


 TrueIncome - Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

 Termination of the Benefit

 The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.


 The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.



 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - HIGHEST DAILY

 TrueIncome - Highest Daily is no longer offered for new elections. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit was acquired. TrueIncome - Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.


 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome -

 Highest Daily, and in Appendix D to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.

 As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

 Key Feature - Total Protected Withdrawal Value
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected TrueIncome - Highest
    Daily;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 Key Feature - Total Annual Income Amount under TrueIncome - Highest Daily
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2006.
   .   TrueIncome - Highest Daily is elected on March 5, 2007.

 Dollar-for-dollar reductions
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Total Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Highest Daily
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount,
    TrueIncome - Highest Daily terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
    TrueIncome - Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.

..   You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain
    TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

..   The charge for TrueIncome - Highest Daily is 0.60% annually, assessed against the average daily net assets of the Sub-accounts and as a reduction to the interest rate credited under the Benefit Fixed Rate Account. This charge is in addition to any other fees under the annuity.

 Election of and Designations under the Benefit

 For TrueIncome - Highest Daily, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.


 We no longer permit elections of TrueIncome - Highest Daily. If you wish, you may cancel TrueIncome - Highest Daily, however you will not be permitted to re-elect it or elect any other living benefit. Upon cancellation of TrueIncome
 - Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of the re-allocation. If you cancel the benefit, you lose all guarantees under the benefit.


 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected TrueIncome - Highest Daily;
    and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Mathematical Formula Component of TrueIncome - Highest Daily

 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e. the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to, or make transfers to or from, the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome
 - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.


 Under the formula component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix D to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion below regarding the 90% cap.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.


 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the Benefit Fixed Rate Account pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

..   The difference between your Account Value and your Protected Withdrawal
    Value;

..   How long you have owned TrueIncome - Highest Daily;
..   The performance of the Permitted Sub-accounts you have chosen;
..   The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
..   The amount allocated to each of the Permitted Sub-accounts you have chosen;
..   The amount allocated to the Benefit Fixed Rate Account;
..   Additional purchase payments, if any, you make to your Annuity;
..   Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the Benefit Fixed Rate Account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

 The more of your Account Value allocated to the Benefit Fixed Rate Account under the formula, the greater the impact of the performance of the Benefit Fixed Rate Account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.



 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 Optional 90% Cap Rule Feature for the Formula Under TrueIncome - Highest Daily

 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.


 If you currently own an Annuity and have elected the TrueIncome - Highest Daily, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix D (page D-2). Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.


 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).


 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix D will be the pre-determined mathematical formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).


 Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.


 Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% Cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% Cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your Annuity.


 Important Considerations When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for TrueIncome - Highest Daily is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - HIGHEST DAILY 7

 The income benefit under TrueIncome - Highest Daily 7 currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily 7 was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as TrueIncome - Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of TrueIncome - Highest Daily 7.

 TrueIncome - Highest Daily 7 guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Highest Daily 7, and in Appendix F to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.


 As discussed below, a key component of TrueIncome - Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily 7.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the

 Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (a)the Account Value; or
 (b)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under TrueIncome - Highest Daily 7
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual

 Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Highest Daily 7 benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected TrueIncome - Highest
    Daily 7.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Annual Income
                                 withdrawal and Purchase    Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Highest Daily 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Highest Daily 7, and amounts are still payable under TrueIncome - Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Highest Daily 7 terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily 7. TrueIncome - Highest Daily 7 provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   Upon inception of the benefit, and to maintain the benefit 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.

..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Highest Daily 7 is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome - Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

 Election of and Designations under the Benefit

 We no longer permit new elections of TrueIncome - Highest Daily 7.

 For TrueIncome - Highest Daily 7, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.


 If you wish, you may cancel TrueIncome - Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.


 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

 Upon termination of TrueIncome - Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of TrueIncome - Highest Daily 7

 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily 7, we require that you participate in our mathematical formula, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a pre-determined mathematical formula, which is set forth in Appendix F to this prospectus.


 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond

 Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Rule), see discussion below.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Highest Daily 7 and existing Annuities that elect TrueIncome - Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary (and in some instances, could be large), as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

   . The difference between your Account Value and your Protected Withdrawal Value;

   .   How long you have owned TrueIncome - Highest Daily 7;
   .   The performance of the Permitted Sub-accounts you have chosen;
   .   The performance of the AST Investment Grade Bond Sub-account;
   .   The amount allocated to each of the Permitted Sub-accounts you have chosen;
   .   The amount allocated to the AST Investment Grade Bond Sub-account;
   .   Additional purchase payments, if any, you make to your Annuity;
   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

 The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".



 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 Optional 90% Cap Rule Feature for Formula for TrueIncome - Highest Daily 7

 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.


 If you currently own an Annuity and have elected TrueIncome - Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix F (page F-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.


 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix F will be the formula for your Annuity.


 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.


 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 TrueIncome - Spousal Highest Daily 7 is the spousal version of TrueIncome - Highest Daily 7. We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit was elected. TrueIncome - Spousal Highest Daily 7 was not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

 The benefit guarantees that until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome - Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Spousal Highest Daily 7, and in Appendix F to this prospectus, we set forth the pre-determined mathematical formula under which we make those asset transfers.

 As discussed below, a key component of TrueIncome - Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Spousal Highest Daily 7.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under TrueIncome - Spousal Highest Daily 7 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount. A Purchase Payment that you make will
 (i) increase the then-existing Annual Income

 Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and
 (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome
 - Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Spousal Highest Daily 7 is elected on March 5, 2008.
..   The youngest Designated Life was 70 years old when he/she elected
    TrueIncome - Spousal Highest Daily 7.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with          Adjusted Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Spousal Highest Daily 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Spousal Highest Daily 7, and amounts are still payable under TrueIncome - Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.

..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Spousal Highest Daily 7 is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.

 Election of and Designations under the Benefit.

 We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. Elections of TrueIncome - Spousal Highest Daily 7 must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal Highest Daily 7 could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.


 If you wish, you may cancel TrueIncome - Spousal Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.


 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Spousal Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or
 (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of TrueIncome - Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of TrueIncome - Spousal Highest Daily 7

 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you had elected TrueIncome - Spousal Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Spousal Highest Daily 7, we require that you participate in our specialized asset transfer benefit, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a pre-determined mathematical formula, which is set forth in Appendix F to this prospectus.


 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur. If you elect the new formula (90% Cap Rule), see the discussion below.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Spousal Highest Daily 7 and existing Annuities that elect TrueIncome - Spousal Highest Daily 7, however, we reserve the right, subject to regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation trigger operates is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Spousal Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amount of any such transfers will vary (and in some instances could be large) as dictated by the formula, and will depend on the factors listed below.

 The amount that is transferred to and from the AST Investment Grade Bond Sub-account pursuant to the formula depends upon a number of factors unique to your Annuity (and is not necessarily directly correlated with the securities markets, bond markets, or interest rates, in general) including:

   . The difference between your Account Value and your Protected Withdrawal Value;

   .   How long you have owned TrueIncome - Spousal Highest Daily 7;
   .   The performance of the Permitted Sub-accounts you have chosen;
   .   The performance of the AST Investment Grade Bond Sub-account;
   . The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
   .   The amount you have allocated to the AST Investment Grade Bond
       Sub-account;
   .   Additional purchase payments, if any, you make to your Annuity;
   . Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

 Any Account Value in the AST Investment Grade Bond Sub-account will not be available to participate in the investment experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

 The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".



 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.

 Optional 90% Cap Rule Feature for the Formula for TrueIncome - Spousal Highest Daily 7

 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.


 If you currently own an Annuity and have elected TrueIncome - Spousal Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost for adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix F of this prospectus (pages F-3 and F-4). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.


 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or 90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix F will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.


 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing The New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT

 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to the X Series, under certain circumstances, your Death Benefit may be reduced by the amount of any Purchase Credits we applied to your Purchase Payments. (See "How are Purchase Credits Applied to My Account Value".)


 The basic Death Benefit is equal to the greater of:
..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFITS
 One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.


 Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. However, with respect to the L Series, if not previously elected, the Combination 5% Roll-Up and HAV death benefit may be elected on the fifth Annuity anniversary and each Annuity anniversary thereafter, but not later than the tenth Annuity anniversary. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect TrueIncome - Spousal or TrueIncome
 - Spousal Highest Daily 7, you are not permitted to elect an optional Death Benefit. With respect to the X Series, under certain circumstances, each Optional Death Benefit that you elect may be reduced by the amount of Purchase Credits applied to your Purchase Payments.


 Investment Restrictions may apply if you elect certain optional death benefits. See the chart in the "Investment Options" section of the Prospectus for a list of investment options available and permitted with each benefit.

 Combination 5% Roll-up and Highest Anniversary Value ("HAV") Death Benefit

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.


 Certain of the Portfolios offered as Sub-accounts under an Annuity may not be available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) shown on page 16. In addition, we reserve the right to require you to use certain asset allocation model(s). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit
 The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value Death Benefit described below, and
       3. 5% Roll-up described below. The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

       . all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

    MINUS

       . the sum of all withdrawals, dollar for dollar up to 5% of the Death Benefit's value as of the prior Annuity Anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

       . the 5% Roll-up value as of the Death Benefit Target Date increased by total Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series) made after the Death Benefit Target Date;

    MINUS

       . the sum of all withdrawals which reduce the 5% Roll-up proportionally.

 In the case of the X Series, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.

 Calculation of Highest Anniversary Value Death Benefit The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit is not available if you elect any other optional Death Benefit or elect TrueIncome - Spousal or TrueIncome - Spousal Highest Daily 7.

 See Appendix C for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

 Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
..   The Death Benefit Target Date for the Highest Anniversary Value Death
    Benefit is the Annuity Anniversary on or after the 80/th/ birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.
..   The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death
    Benefit is the later of the Annuity Anniversary on or after the 80/th/ birthday of either the current Owner, the older of the joint Owners, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (and associated Purchase Credits received more than 12 months prior to death for the X series) since such anniversary.
..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")
 The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.

 If you elected this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and 2. the HDV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit was not available if you elected TrueAccumulation - Highest Daily, TrueIncome - Highest Daily, TrueIncome
       - Spousal, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily 7, or the Combination 5% Roll-up and Highest Anniversary Value Death Benefit.

 See Appendix C for examples of how the Highest Daily Value Death Benefit is calculated.

 Key Terms Used with the Highest Daily Value Death Benefit:
..   The Death Benefit Target Date for the Highest Daily Value Death Benefit is
    the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either joint Owner, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

..   The Highest Daily Value equals the highest of all previous "Daily Values"
    less proportional withdrawals since such date and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve
    (12) months prior to the date of death in the case of the X Series) since such date.
..   The Daily Value is the Account Value as of the end of each Valuation Day.
    The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

 Please see Appendix C to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.

 Annuities with Joint Owners
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

 Annuities Owned by Entities
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

 Can I Terminate the Optional Death Benefits? Do the Optional Death Benefits terminate under other circumstances?
 For the B Series and the X Series, the Combination 5% Roll-up and HAV Death Benefit and the HDV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HDV Death Benefit or Combination 5% Roll-up and HAV Death Benefit is elected on the Issue Date, then you may elect to terminate either benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect either optional benefit and (ii) if you did not elect any optional death benefit on the Issue Date, then you may elect the Combination 5% Roll-up and HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. The optional Death Benefits will terminate automatically on the Annuity Date. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

 What are the Charges for the Optional Death Benefits?
 We deduct a charge equal to 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct a charge of 0.80% for the Combination 5% Roll-Up and HAV Death Benefit issued on or after May 1, 2009, and a charge of 0.50% before May 1, 2009. We deduct the charge for each of these benefits to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PAYMENT OF DEATH BENEFITS

 Alternative Death Benefit Payment Options - Annuities owned by Individuals (not associated with Tax-Favored Plans)
 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
   .   within five (5) years of the date of death; or
   . as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other "qualified investment" that requires
 Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.


   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. Note that Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.

   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 Beneficiary Continuation Option
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a non-qualified Annuity.

 Under the Beneficiary Continuation Option:

..   The beneficiary must apply at least $15,000. Thus the death benefit must be at least $15,000.

..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified and qualified Annuities, the charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No Fixed Allocations or fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the Annuity.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.
..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.

 Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 Spousal Beneficiary - Assumption of Annuity
 You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.


 Exceptions to Amount of Death Benefit
 There are certain exceptions to the amount of the Death Benefit:

 Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value, less (if allowed by applicable state law) any Purchase Credits (for the X Series) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.

 With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.


 WHEN DO YOU DETERMINE THE DEATH BENEFIT?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome - Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - TrueIncome - Highest Daily" section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Allstate Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. EST). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Allstate Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

 Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with interest on amounts held in that suspense account.


 Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions.

 Scheduled Transactions: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.


 Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and
 (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"


 Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the Combination 5% Roll-up and Highest Anniversary Value Death Benefit and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

 Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through our Internet website (www.accessallstate.com). You cannot request a transaction involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m.

 Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

                              TAX CONSIDERATIONS


 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA contributions. The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the annuity within the meaning of the tax law upon the death of the first partner under the annuity's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the annuity.


 The discussion below generally assumes that the Annuity Contract is issued to the Contract Owner. For Annuity Contracts issued under the Beneficiary Continuation Option refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 Taxes Payable by You We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.


 It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments or surrender your Contract no later than the first day of the calendar month next following the maximum Annuity date for your Contract. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

 Taxes on Withdrawals and Surrender If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.


 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 Taxes on Annuity Payments A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.


 If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

 Please refer to your Annuity for the maximum Annuity Date also described above.


 Tax Penalty for Early Withdrawal from a Nonqualified Annuity Contract
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled;

..   generally the amount paid or received is in the form of substantially equal payments (as defined by the Code) not less frequently than annually and computed over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the designated beneficiary (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or

..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.


 Special Rules in Relation to Tax-free Exchanges Under Section 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial exchanges of an Annuity may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2008-24, the IRS has indicated that where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 12 months of the date on which the partial exchange was completed, the transfer will retroactively be treated as a taxable distribution from the initial annuity contract and a contribution to the receiving annuity contract. Tax free exchange treatment will be retained if, between the date of the tax-free exchange and the date of the subsequent distribution, you become eligible for certain exceptions to the 10% federal income tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.


 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 Taxes Payable by Beneficiaries

 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate for federal estate tax purposes. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed in the year of payment on gain in the contract.

..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 Considerations for Contingent Annuitants: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a non-qualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.

 Reporting and Withholding on Distributions Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity.

 Annuity Qualification
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.


 Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

 Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 Qualified Annuity Contracts
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs, This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs, under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the
    Code);
..   Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
..   Section 457 plans (subject to Section 457 of the Code).

 A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 Types of Tax-favored Plans
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.


 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2010 the contribution limit is $5,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.

 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may roll over to an IRA amounts due from qualified plans,
 Section 403(b) plans, and governmental Section 457(b) plans. However, the rollover rules applicable to non-spouse beneficiaries under the Code are more restrictive than the rollover rules applicable to owner/participants and spouse beneficiaries. Generally, non-spouse beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. Under the Worker, Retiree and Employer Recovery Act of 2008, employer retirement plans are required to permit non-spouse beneficiaries to roll over funds to an inherited IRA for plan years beginning after December 31, 2009. This Annuity is not available to be used to accept rollovers from non-spouse beneficiaries.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $49,000 in 2010 ($49,000 in 2009) or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2010, this limit is $245,000 ($245,000 for 2009);

..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $16,500 in 2010 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2010. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.


 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


 Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or with a current contribution. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 are not permitted to roll over funds from an employer plan, other than a Roth 401(k) or Roth 403(b) distribution, to a Roth IRA. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA.

 Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

 Required Minimum Distributions and Payment Options If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of payments under the living and death benefit optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.


 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

 Required Distributions Upon Your Death for Qualified Annuity Contracts
 Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.


..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
    Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31 of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the six year anniversary of the date of death.

..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.

..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 Tax Penalty for Early Withdrawals from Qualified Annuity Contracts
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled; or

..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually and computed over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)


 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.


 Gifts and Generation-skipping Transfers
 If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 Additional Information
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?
 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge up to $50 for each such additional report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

 WHAT IS ALLSTATE LIFE?

 Allstate Life is the issuer of the Annuities. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Annuities in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.


 In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2009, consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street East Hartford CT 06108, Ascensus (qualified plan administrator) located at 200 Dryden Road, Dresher, PA 19025, Blue Frog Solutions, Inc. (order entry systems provider) located at 555 SW 12/th/ Ave, Suite 202 Pompano Beach, FL 33069, Broadridge Investor Communication Solutions, Inc. (proxy tabulation services), 51 Mercedes Way, Edgewood, NY 11717, EBIX Inc. (order-entry system) located at 5 Concourse Parkway Suite 3200 Atlanta, GA 30328, ExlService Holdings, Inc., ("EXL"), a Delaware corporation, having its offices at 350 Park Avenue, 10th Floor, New York, NY 10022, Diversified Information Technologies Inc. (records management) located at 123 Wyoming Ave Scranton, PA 18503, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials) located at 26 Barnes Industrial Park Road North Wallingford, CT 06492, Insurance Technologies (annuity illustrations) located at 38120 Amrhein Ave., Livonia, MI 48150, Lason Systems Inc. (contract printing and mailing) located at 1305 Stephenson Highway, Troy, MI 48083, Morningstar Associates LLC (asset allocation recommendations) located at 225 West Wacker Drive, Chicago, IL 60606, Pershing LLC (order-entry systems provider) located at One Pershing Plaza Jersey City, NJ 07399, Personix (printing and fulfillment of confirmations and client statements) located at 13100 North Promenade Boulevard Stafford, TX 77477, RR Donnelley Receivables Inc. (printing annual reports and prospectuses) located at 111 South Wacker Drive Chicago, IL 60606-4301, Stanton Group (qualified plan administrator) located at Two Pine Tree Drive Suite 400 Arden Hills, MN 55112 Attention: Alerus Retirement Solutions, State Street (accumulation unit value calculations) located at State Street Financial Center One Lincoln Street Boston, Massachusetts 02111, The Harty Press, Inc. (printing and fulfillment of marketing materials) located at 25 James Street, New Haven, CT 06513, VG Reed & Sons Inc. (printing and fulfillment of annual reports) located at 1002 South 12/th/ Street Louisville, KY 40210, William B. Meyer (printing and fulfillment of prospectuses and marketing materials) located at 255 Long Beach Boulevard Stratford, CT 06615.


 WHAT IS THE SEPARATE ACCOUNT?
 Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate Life. We own the assets of the Separate Account. The Separate Account is a segregated asset account under Illinois law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate Life. The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.


 We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.


 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
 Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS

 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.


 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of Portfolios other than the Trust. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 SERVICE FEES
 Allstate Life has entered into an agreement with the Advanced Series Trust, which provides the Portfolios available within this Annuity. Under the terms of the agreement, Allstate Life, or its designee, may provide administrative and/or support services to the Portfolios for which it receives a fee of up to 0.10% annually of the average assets allocated to the Portfolios. In addition, under the terms of the reinsurance agreement between Allstate Life and The Prudential Insurance Company of America (PICA) (see "What Is Allstate Life"), the fee is payable to PICA from Allstate Life. PICA and the Advanced Series Trust are affiliates.

 PICA or its affiliates have entered into agreements with the investment managers of the Advanced Series Trust where PICA or its affiliates may provide administrative and/or support services to the Advanced Series Trust for which a fee or reimbursement is payable.

 Allstate Life and/or our affiliates receive substantial and varying administrative service payments, Rule 12b-1 fees, and "revenue sharing" payments from certain underlying Portfolios or related parties. Rule 12b-1 fees compensate our affiliated principal underwriter for distribution, marketing, and/or servicing functions. Administrative services payments compensate us for providing administrative services with respect to Annuity Owners invested indirectly in the Portfolio, which include duties such as recordkeeping shareholder services, and the mailing of periodic reports. We receive administrative services fees with respect to both affiliated underlying Portfolios and unaffiliated underlying Portfolios. The existence of these fees tends to increase the overall cost of investing in the Portfolio.

 We collect these payments and fees under agreements between us and a Portfolio's principal underwriter, transfer agent, investment adviser and/or other entities related to the Portfolio.

 The 12b-1 fees and administrative services fees that we receive may vary among the different fund complexes that are part of our investment platform. Thus, the fees we collect may be greater or smaller, based on the Portfolios that you select. In addition, we may consider these payments and fees, among a number of factors, when deciding to add or keep a Portfolio on the "menu" of Portfolios that we offer through the Annuity.

 Please see the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" for a listing of the Portfolios that pay a 12b-1 fee. With respect to administrative services fees, the maximum fee that we receive is equal to 0.60% of the average assets allocated to the Portfolio(s) under the Annuity. We expect to make a profit on these fees.

 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?
 Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

 Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Annuities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

 We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 6.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.15% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

 From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
 (1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and
 (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.

 In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

 The general types of payments that we make are:
..   Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.
..   Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.
..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

 To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

 We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

 We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

 NAME OF FIRM:
 Morgan Stanley
 LPL Financial Services
 Citi Global Markets
 Edward Jones
 UBS Financial Services

 Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

 Allstate Life does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.

 Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 ADMINISTRATION
 We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby, PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.

 We provide the following administrative services, among others:


..   maintenance of Annuity owner records;
..   Annuity owner services;
..   calculation of unit values;
..   maintenance of the Separate Account; and
..   preparation of Annuity owner reports.

 We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.

 You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

 FINANCIAL STATEMENTS
 The financial statements of the Sub-accounts comprising the Separate Account and Allstate Life are included in the Statement of Additional Information.

 HOW TO CONTACT US
 You can contact us by:

   . calling our Customer Service Team at 1-866-695-2647 during our normal business hours.
   . writing to us via regular mail at Annuity Service Center, P.O. Box 70179, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
   . accessing information about your Annuity through our Internet Website at www.accessallstate.com.

 You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Allstate Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Allstate Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life's right to issue such Annuities under Illinois law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

 The following information relates to AST Investment Services, Inc. and certain of its affiliates. AST Investment Services Inc. serves as the investment manager for certain of the investment options within the Annuity.

 Commencing in 2003, Prudential Financial received formal requests for information from the SEC and the New York Attorney General's Office ("NYAG") relating to market timing in variable annuities by certain American Skandia entities. In connection with these investigations, with the approval of Skandia Insurance Company Ltd. (publ) ("Skandia"), an offer was made by American Skandia to the SEC and NYAG, to settle these matters by paying restitution and a civil penalty. In April 2009, AST Investment Services, Inc., formerly named American Skandia Investment Services, Inc. ("ASISI"), reached a resolution of these investigations by the SEC and NYAG into market timing related misconduct involving certain variable annuities. The settlements relate to conduct that generally occurred between January 1998 and September 2003. ASISI serves as investment manager for certain investment options under the Annuity. Prudential Financial acquired ASISI from Skandia in May 2003. Subsequent to the acquisition, Prudential Financial implemented controls, procedures and measures designed to protect customers from the types of activities involved in these investigations. These settlements resolve the investigations by the above named authorities into these matters, subject to the settlement terms. Under the terms of the settlements, ASISI paid a total of $34 million in disgorgement and an additional $34 million as a civil money penalty into a Fair Fund administered by the SEC to compensate those harmed by the market timing related activities. Pursuant to the settlements, ASISI has retained, at its ongoing cost and expense, the services of an Independent Distribution Consultant acceptable to the Staff of the SEC to develop a proposed distribution plan for the distribution of Fair Fund amounts according to a methodology developed in consultation with and acceptable to the Staff. As part of these settlements, ASISI hired an independent third party, which has conducted a compliance review and issued a report of its findings and recommendations to ASISI's Board of Directors, the Audit Committee of the Advanced Series Trust Board of Trustees and the Staff of the SEC. In addition, ASISI has agreed, among other things, to continue to cooperate with the SEC and NYAG in any litigation, ongoing investigations or other proceedings relating to or arising from their investigations into these matters. Under the terms of the purchase agreement pursuant to which Prudential Financial acquired ASISI from Skandia, Prudential Financial was indemnified for the settlements.


 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
 The following are the contents of the Statement of Additional Information:

   .   Additions, Deletions or Substitutions of Investments
   .   The Annuities
   .   Company
   .   Principal Underwriter


   .   Determination of Accumulation Unit Values
   .   General Matters
   .   Experts
   .   Financial Statements
   .   Appendix A - Accumulation Unit Values

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 866-695-2647 or by writing to us at the Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., TrueIncome), we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


                      ALLSTATE RETIREMENT ACCESS B SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.15%)



                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.24241        $11.09600             113
    01/01/2008 to 12/31/2008                               $11.09600         $5.45945           6,938
    01/01/2009 to 12/31/2009                                $5.45945         $7.30192           7,773
------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.13064        $10.38219               0
    01/01/2008 to 12/31/2008                               $10.38219         $5.91956               0
    01/01/2009 to 12/31/2009                                $5.91956         $7.51604               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    07/30/2007* to 12/31/2007                              $10.09139         $9.50749           1,002
    01/01/2008 to 12/31/2008                                $9.50749         $5.46249           3,498
    01/01/2009 to 12/31/2009                                $5.46249         $6.68552           3,341
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    07/30/2007* to 12/31/2007                              $10.07406        $10.23019              47
    01/01/2008 to 12/31/2008                               $10.23019         $5.99845             312
    01/01/2009 to 12/31/2009                                $5.99845         $7.06817             311
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    07/30/2007* to 12/31/2007                              $10.08375         $9.77111             849
    01/01/2008 to 12/31/2008                                $9.77111         $5.91991           2,949
    01/01/2009 to 12/31/2009                                $5.91991         $7.12963           2,947
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.06654         $9.58052               0
    01/01/2008 to 12/31/2008                                $9.58052         $6.18060               0
    01/01/2009 to 12/31/2009                                $6.18060         $7.19633               0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi Asset World Strategies Portfolio
    07/30/2007* to 12/31/2007                              $10.08250        $10.44198               0
    01/01/2008 to 12/31/2008                               $10.44198         $7.20649           5,315
    01/01/2009 to 12/31/2009                                $7.20649         $9.07746          10,815
------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.09348        $10.45687           7,065
    01/01/2008 to 12/31/2008                               $10.45687         $7.04729         210,032
    01/01/2009 to 12/31/2009                                $7.04729         $8.66404         162,361

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                         $10.11661        $10.44244           4,790
    01/01/2008 to 12/31/2008                          $10.44244         $6.71665         160,346
    01/01/2009 to 12/31/2009                           $6.71665         $8.32218         224,296
-------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    07/30/2007* to 12/31/2007                         $10.10634         $9.38860             568
    01/01/2008 to 12/31/2008                           $9.38860         $6.02842             648
    01/01/2009 to 12/31/2009                           $6.02842         $7.86267             776
-------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                         $10.07725        $10.46746           1,891
    01/01/2008 to 12/31/2008                          $10.46746         $7.37829         185,767
    01/01/2009 to 12/31/2009                           $7.37829         $8.99364         401,570
-------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.07831         $9.83615             124
    01/01/2008 to 12/31/2008                           $9.83615         $6.09701           1,526
    01/01/2009 to 12/31/2009                           $6.09701         $7.12826           1,525
-------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.05186        $11.26442               0
    01/01/2008 to 12/31/2008                          $11.26442         $6.39907             263
    01/01/2009 to 12/31/2009                           $6.39907         $7.75370             306
-------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.12778         $8.85444              39
    01/01/2008 to 07/18/2008                           $8.85444         $8.13582               0
-------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.09568        $10.23799              60
    01/01/2008 to 12/31/2008                          $10.23799         $5.65876             591
    01/01/2009 to 12/31/2009                           $5.65876         $7.42159             591
-------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    07/30/2007* to 12/31/2007                         $10.08357         $9.71560           4,876
    01/01/2008 to 12/31/2008                           $9.71560         $7.91296          67,028
    01/01/2009 to 12/31/2009                           $7.91296         $9.54542          86,266
-------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.13455        $10.43403             842
    01/01/2008 to 12/31/2008                          $10.43403         $6.16137           3,337
    01/01/2009 to 12/31/2009                           $6.16137         $9.10019           3,741
-------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    07/30/2007* to 12/31/2007                         $10.01136        $10.54919             174
    01/01/2008 to 12/31/2008                          $10.54919         $7.76519           4,870
    01/01/2009 to 12/31/2009                           $7.76519        $10.40605           3,305
-------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.12451        $10.45031              23
    01/01/2008 to 12/31/2008                          $10.45031         $6.11692           4,238
    01/01/2009 to 12/31/2009                           $6.11692         $9.49991           4,122
-------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    07/30/2007* to 12/31/2007                         $10.18258        $10.36729             427
    01/01/2008 to 12/31/2008                          $10.36729         $6.00813           3,324
    01/01/2009 to 12/31/2009                           $6.00813         $8.07094           3,323
-------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.09261         $9.58244             879
    01/01/2008 to 12/31/2008                           $9.58244         $5.54292              82
    01/01/2009 to 12/31/2009                           $5.54292         $6.54479              81

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    07/30/2007* to 12/31/2007                          $10.00752        $10.42273             294
    01/01/2008 to 12/31/2008                           $10.42273         $7.90817           3,605
    01/01/2009 to 12/31/2009                            $7.90817        $10.52341           4,758
--------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    07/30/2007* to 12/31/2007                          $10.13357        $10.85115               0
    01/01/2008 to 12/31/2008                           $10.85115         $6.04393           3,829
    01/01/2009 to 12/31/2009                            $6.04393         $7.75328           3,740
--------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    07/30/2007* to 12/31/2007                          $10.15695        $10.45680             399
    01/01/2008 to 12/31/2008                           $10.45680         $6.82398           3,779
    01/01/2009 to 12/31/2009                            $6.82398         $8.87186           3,779
--------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    07/30/2007* to 12/31/2007                          $10.10906        $10.79010               0
    01/01/2008 to 12/31/2008                           $10.79010         $6.79479           1,010
    01/01/2009 to 12/31/2009                            $6.79479         $8.35007           1,883
--------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                          $10.07805         $9.77256             425
    01/01/2008 to 12/31/2008                            $9.77256         $5.97799           1,091
    01/01/2009 to 12/31/2009                            $5.97799         $8.20813           1,485
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                          $10.15883        $10.52611              59
    01/01/2008 to 12/31/2008                           $10.52611         $5.91259           3,407
    01/01/2009 to 12/31/2009                            $5.91259         $7.58653           3,406
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                          $10.10517        $10.04861              61
    01/01/2008 to 12/31/2008                           $10.04861         $5.73621           2,340
    01/01/2009 to 12/31/2009                            $5.73621         $7.97581           2,306
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    07/30/2007* to 12/31/2007                           $9.99906        $10.36790               0
    01/01/2008 to 12/31/2008                           $10.36790        $10.36432           8,097
    01/01/2009 to 12/31/2009                           $10.36432        $11.29446           8,579
--------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                          $10.05282        $10.51809               0
    01/01/2008 to 12/31/2008                           $10.51809         $8.37223         165,136
    01/01/2009 to 12/31/2009                            $8.37223         $9.93547         267,217
--------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                          $10.09329         $9.47580              28
    01/01/2008 to 12/31/2008                            $9.47580         $6.58410           1,169
    01/01/2009 to 12/31/2009                            $6.58410         $8.26672           1,540
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                          $10.07029        $10.22655          30,036
    01/01/2008 to 12/31/2008                           $10.22655         $7.48722         111,624
    01/01/2009 to 12/31/2009                            $7.48722         $9.18879         176,350
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    07/30/2007* to 12/31/2007                          $10.00748        $10.63509             419
    01/01/2008 to 12/31/2008                           $10.63509        $10.25810           2,929
    01/01/2009 to 12/31/2009                           $10.25810        $11.36994           4,117
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    07/30/2007* to 12/31/2007                          $10.18083        $11.66699             467
    01/01/2008 to 12/31/2008                           $11.66699         $5.76870           3,906
    01/01/2009 to 12/31/2009                            $5.76870         $8.51760           4,484

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    07/30/2007* to 12/31/2007                               $10.11513        $10.50785           1,044
    01/01/2008 to 12/31/2008                                $10.50785         $7.29212          38,919
    01/01/2009 to 12/31/2009                                 $7.29212         $9.09791          55,878
-------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    07/30/2007* to 12/31/2007                               $10.12496        $10.58860           5,278
    01/01/2008 to 12/31/2008                                $10.58860         $6.20652          98,539
    01/01/2009 to 12/31/2009                                 $6.20652         $7.72964         129,860
-------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    07/30/2007* to 12/31/2007                               $10.08931        $10.45149               0
    01/01/2008 to 12/31/2008                                $10.45149         $6.76922          88,061
    01/01/2009 to 12/31/2009                                 $6.76922         $8.28818          92,377
-------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    07/30/2007* to 12/31/2007                               $10.18917        $10.49686             938
    01/01/2008 to 12/31/2008                                $10.49686         $5.81109           7,355
    01/01/2009 to 12/31/2009                                 $5.81109         $7.49706           7,244
-------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    07/30/2007* to 12/31/2007                                $9.99043        $10.62891              34
    01/01/2008 to 12/31/2008                                $10.62891        $10.27050           1,929
    01/01/2009 to 12/31/2009                                $10.27050        $11.83164           4,769
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.09716         $9.89351               0
    01/01/2008 to 12/31/2008                                 $9.89351         $6.35771               0
    01/01/2009 to 12/31/2009                                 $6.35771         $8.41645             191
-------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    07/30/2007* to 12/31/2007                               $10.00038        $10.15309               0
    01/01/2008 to 12/31/2008                                $10.15309        $10.28948          74,314
    01/01/2009 to 12/31/2009                                $10.28948        $10.19718          52,935
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.14586        $10.10082             823
    01/01/2008 to 12/31/2008                                $10.10082         $5.93496           1,436
    01/01/2009 to 12/31/2009                                 $5.93496         $8.99883           1,436
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99906         $9.98594               0
    01/01/2008 to 12/31/2008                                 $9.98594         $9.35793               0
    01/01/2009 to 12/31/2009                                 $9.35793        $10.32733               0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                               $10.17574         $6.12807              72
    01/01/2009 to 12/31/2009                                 $6.12807         $8.18487             184
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                               $10.10180         $5.58716             841
    01/01/2009 to 12/31/2009                                 $5.58716         $9.19744             840
-------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                $9.99906         $7.49078           1,333
    01/01/2009 to 11/13/2009                                 $7.49078         $8.41585               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07825         $6.66607         126,633
    01/01/2009 to 12/31/2009                                 $6.66607         $8.57152         173,117
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09942         $6.72110             646
    01/01/2009 to 12/31/2009                                 $6.72110         $8.42873          12,267

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08124         $7.37227          39,687
    01/01/2009 to 12/31/2009                                 $7.37227         $8.99302          63,771
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11193         $7.16465           8,380
    01/01/2009 to 12/31/2009                                 $7.16465         $8.97192           8,886
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08942         $7.64236          11,510
    01/01/2009 to 12/31/2009                                 $7.64236         $9.32195          18,866
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10375         $7.53306           7,169
    01/01/2009 to 12/31/2009                                 $7.53306         $9.02845          10,479
-------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                               $10.03395         $7.65765             273
    01/01/2009 to 12/31/2009                                 $7.65765         $9.60302             273
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                               $10.14583        $10.30739               0
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                               $10.08445        $10.29762               0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.55%)



                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    05/01/2009 to 12/31/2009                               $10.12452        $12.16923            0
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.98682        $13.12242            0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.07556        $12.42541            0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                               $10.08069        $12.34943            0
------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                                $9.99953         $9.83859            0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                $9.61469        $14.46969            0
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    05/01/2009 to 12/31/2009                               $10.07967        $11.63330            0
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $10.09816        $12.71996            0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.93448        $12.03170            0
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                               $10.01698        $12.48013            0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                            $9.98051        $12.94608            0
--------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                            $9.98574        $13.19300            0
--------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                            $9.97547        $12.90432            0
--------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                           $10.04650        $12.80244            0
--------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                           $10.05955        $13.44579            0
--------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                            $9.95308        $12.72233            0
--------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                           $10.06253        $12.69646            0
--------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    05/01/2009 to 12/31/2009                           $10.03375        $12.04927            0
--------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                           $10.00716        $12.67837            0
--------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                           $10.02809        $12.11670            0
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                            $9.97665        $12.32787            0
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                           $10.13089        $13.67744            0
--------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                           $10.00819        $13.09652            0
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                            $9.99043        $10.45294            0
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                            $9.98230        $11.01861            0
--------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    05/01/2009 to 12/31/2009                           $10.09998        $12.86680            0
--------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                           $10.07703        $12.76961            0
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                           $10.30092        $13.71525            0
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                           $10.03822        $12.11086            0
--------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                           $10.11760        $13.06484            0
--------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                           $10.07230        $13.32699            0
--------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                           $10.12726        $13.54976            0
--------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                           $10.01723        $11.07285            0
--------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                           $10.14310        $13.23292            0
--------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                           $10.06161        $12.72650            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03868        $12.27446            0
-------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02456        $12.18109            0
-------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02338        $12.00642            0
-------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02086        $11.57360            0
-------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                $10.01305        $12.26126            0
-------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    05/01/2009 to 12/31/2009                                 $9.98504        $12.12139            0
-------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                                $10.03690        $12.37747            0
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.05229        $12.30737            0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03974        $11.90310            0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.04092        $12.21260            0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02456        $11.82508            0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02678        $11.93627            0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98898        $10.72608            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                                 $9.92252         $9.64707            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                                 $9.90529         $9.54816            0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                 $9.85931        $13.89520            0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.05425        $14.75326            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                                 $9.93808         $9.58121            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                                 $9.88401         $9.22399            0
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                               $10.14470        $10.28882            0
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                               $10.08332        $10.27904            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                $10.07048        $12.78861            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.50%)



                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.24213        $11.07952               0
    01/01/2008 to 12/31/2008                               $11.07952         $5.43245           2,848
    01/01/2009 to 12/31/2009                                $5.43245         $7.24079           2,024
------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.13036        $10.36673              23
    01/01/2008 to 12/31/2008                               $10.36673         $5.89032           9,337
    01/01/2009 to 12/31/2009                                $5.89032         $7.45305           8,924
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    07/30/2007* to 12/31/2007                              $10.09111         $9.49328               0
    01/01/2008 to 12/31/2008                                $9.49328         $5.43545             601
    01/01/2009 to 12/31/2009                                $5.43545         $6.62933             601
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    07/30/2007* to 12/31/2007                              $10.07378        $10.21505             240
    01/01/2008 to 12/31/2008                               $10.21505         $5.96882           1,865
    01/01/2009 to 12/31/2009                                $5.96882         $7.00895           1,864
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    07/30/2007* to 12/31/2007                              $10.08346         $9.75661             349
    01/01/2008 to 12/31/2008                                $9.75661         $5.89074           9,045
    01/01/2009 to 12/31/2009                                $5.89074         $7.07001             570
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.06626         $9.56632               0
    01/01/2008 to 12/31/2008                                $9.56632         $6.15018           1,808
    01/01/2009 to 12/31/2009                                $6.15018         $7.13610           1,181
------------------------------------------------------------------------------------------------------------
AST Schroders Multi Asset World Strategies Portfolio
    07/30/2007* to 12/31/2007                              $10.08222        $10.42652               0
    01/01/2008 to 12/31/2008                               $10.42652         $7.17097          21,101
    01/01/2009 to 12/31/2009                                $7.17097         $9.00157          44,678
------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.09320        $10.44139          36,239
    01/01/2008 to 12/31/2008                               $10.44139         $7.01262         193,673
    01/01/2009 to 12/31/2009                                $7.01262         $8.59177         187,189
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.11632        $10.42695           3,868
    01/01/2008 to 12/31/2008                               $10.42695         $6.68349          69,913
    01/01/2009 to 12/31/2009                                $6.68349         $8.25251          73,436
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    07/30/2007* to 12/31/2007                              $10.10606         $9.37462               0
    01/01/2008 to 12/31/2008                                $9.37462         $5.99858               0
    01/01/2009 to 12/31/2009                                $5.99858         $7.79678              74
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.07697        $10.45195           7,133
    01/01/2008 to 12/31/2008                               $10.45195         $7.34190         195,581
    01/01/2009 to 12/31/2009                                $7.34190         $8.91844         262,922

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.07803         $9.82154               0
    01/01/2008 to 12/31/2008                           $9.82154         $6.06690               0
    01/01/2009 to 12/31/2009                           $6.06690         $7.06845             139
-------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.05157        $11.24772              73
    01/01/2008 to 12/31/2008                          $11.24772         $6.36737             507
    01/01/2009 to 12/31/2009                           $6.36737         $7.68860             569
-------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.12750         $8.84127               0
    01/01/2008 to 07/18/2008                           $8.84127         $8.10838               0
-------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.09539        $10.22279               0
    01/01/2008 to 12/31/2008                          $10.22279         $5.63081           1,184
    01/01/2009 to 12/31/2009                           $5.63081         $7.35943             621
-------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    07/30/2007* to 12/31/2007                         $10.08328         $9.70119           5,926
    01/01/2008 to 12/31/2008                           $9.70119         $7.87406          51,021
    01/01/2009 to 12/31/2009                           $7.87406         $9.46570          91,064
-------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.13427        $10.41858             158
    01/01/2008 to 12/31/2008                          $10.41858         $6.13100           1,573
    01/01/2009 to 12/31/2009                           $6.13100         $9.02402           1,253
-------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    07/30/2007* to 12/31/2007                         $10.01108        $10.53352               0
    01/01/2008 to 12/31/2008                          $10.53352         $7.72692              64
    01/01/2009 to 12/31/2009                           $7.72692        $10.31917              64
-------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.12422        $10.43475             156
    01/01/2008 to 12/31/2008                          $10.43475         $6.08671           1,963
    01/01/2009 to 12/31/2009                           $6.08671         $9.42044           1,541
-------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    07/30/2007* to 12/31/2007                         $10.18230        $10.35188              81
    01/01/2008 to 12/31/2008                          $10.35188         $5.97843           1,588
    01/01/2009 to 12/31/2009                           $5.97843         $8.00343           1,078
-------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.09233         $9.56825           1,080
    01/01/2008 to 12/31/2008                           $9.56825         $5.51560           1,077
    01/01/2009 to 12/31/2009                           $5.51560         $6.49008           1,076
-------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    07/30/2007* to 12/31/2007                         $10.00724        $10.40723               0
    01/01/2008 to 12/31/2008                          $10.40723         $7.86918               0
    01/01/2009 to 12/31/2009                           $7.86918        $10.43532             826
-------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.13328        $10.83502           1,395
    01/01/2008 to 12/31/2008                          $10.83502         $6.01404           2,929
    01/01/2009 to 12/31/2009                           $6.01404         $7.68834           3,601
-------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    07/30/2007* to 12/31/2007                         $10.15667        $10.44129             409
    01/01/2008 to 12/31/2008                          $10.44129         $6.79032           8,688
    01/01/2009 to 12/31/2009                           $6.79032         $8.79760           1,037

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.10878        $10.77409               0
    01/01/2008 to 12/31/2008                                $10.77409         $6.76122               0
    01/01/2009 to 12/31/2009                                 $6.76122         $8.28013               0
-------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                               $10.07777         $9.75803               0
    01/01/2008 to 12/31/2008                                 $9.75803         $5.94845             620
    01/01/2009 to 12/31/2009                                 $5.94845         $8.13925           1,679
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.15855        $10.51047               0
    01/01/2008 to 12/31/2008                                $10.51047         $5.88338             206
    01/01/2009 to 12/31/2009                                 $5.88338         $7.52300             316
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                               $10.10489        $10.03366             164
    01/01/2008 to 12/31/2008                                $10.03366         $5.70783           2,005
    01/01/2009 to 12/31/2009                                 $5.70783         $7.90899           1,538
-------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    07/30/2007* to 12/31/2007                                $9.99878        $10.35253               0
    01/01/2008 to 12/31/2008                                $10.35253        $10.31309           9,233
    01/01/2009 to 12/31/2009                                $10.31309        $11.19983           5,110
-------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                               $10.05254        $10.50250          15,721
    01/01/2008 to 12/31/2008                                $10.50250         $8.33099         188,702
    01/01/2009 to 12/31/2009                                 $8.33099         $9.85231         261,340
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                               $10.09300         $9.46174               0
    01/01/2008 to 12/31/2008                                 $9.46174         $6.55164             879
    01/01/2009 to 12/31/2009                                 $6.55164         $8.19749           1,451
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                               $10.07001        $10.21138             817
    01/01/2008 to 12/31/2008                                $10.21138         $7.45021          29,402
    01/01/2009 to 12/31/2009                                 $7.45021         $9.11168          64,679
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    07/30/2007* to 12/31/2007                               $10.00720        $10.61932             159
    01/01/2008 to 12/31/2008                                $10.61932        $10.20756           2,627
    01/01/2009 to 12/31/2009                                $10.20756        $11.27487           5,501
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    07/30/2007* to 12/31/2007                               $10.18054        $11.64962             494
    01/01/2008 to 12/31/2008                                $11.64962         $5.74017           4,203
    01/01/2009 to 12/31/2009                                 $5.74017         $8.44609           5,499
-------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    07/30/2007* to 12/31/2007                               $10.11485        $10.49227               0
    01/01/2008 to 12/31/2008                                $10.49227         $7.25618          48,593
    01/01/2009 to 12/31/2009                                 $7.25618         $9.02187          87,449
-------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    07/30/2007* to 12/31/2007                               $10.12468        $10.57296           8,727
    01/01/2008 to 12/31/2008                                $10.57296         $6.17596         244,916
    01/01/2009 to 12/31/2009                                 $6.17596         $7.66499         594,318
-------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    07/30/2007* to 12/31/2007                               $10.08903        $10.43602           5,925
    01/01/2008 to 12/31/2008                                $10.43602         $6.73586          50,335
    01/01/2009 to 12/31/2009                                 $6.73586         $8.21894         104,418

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    07/30/2007* to 12/31/2007                               $10.18889        $10.48133             160
    01/01/2008 to 12/31/2008                                $10.48133         $5.78239           3,050
    01/01/2009 to 12/31/2009                                 $5.78239         $7.43422           3,396
-------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    07/30/2007* to 12/31/2007                                $9.99015        $10.61317           1,813
    01/01/2008 to 12/31/2008                                $10.61317        $10.21996          13,017
    01/01/2009 to 12/31/2009                                $10.21996        $11.73265           8,123
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.09687         $9.87873               0
    01/01/2008 to 12/31/2008                                 $9.87873         $6.32631             123
    01/01/2009 to 12/31/2009                                 $6.32631         $8.34608             103
-------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    07/30/2007* to 12/31/2007                               $10.00009        $10.13792           6,546
    01/01/2008 to 12/31/2008                                $10.13792        $10.23870          10,929
    01/01/2009 to 12/31/2009                                $10.23870        $10.11181          18,836
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.14558        $10.08574           1,053
    01/01/2008 to 12/31/2008                                $10.08574         $5.90554           2,251
    01/01/2009 to 12/31/2009                                 $5.90554         $8.92350           2,877
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99878         $9.98165               0
    01/01/2008 to 12/31/2008                                 $9.98165         $9.32155               0
    01/01/2009 to 12/31/2009                                 $9.32155        $10.25168               0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                               $10.17546         $6.11840               0
    01/01/2009 to 12/31/2009                                 $6.11840         $8.14369               0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                               $10.10152         $5.57836               0
    01/01/2009 to 12/31/2009                                 $5.57836         $9.15131           2,177
-------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                $9.99878         $7.47904               0
    01/01/2009 to 11/13/2009                                 $7.47904         $8.37746               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07816         $6.65060          20,066
    01/01/2009 to 12/31/2009                                 $6.65060         $8.52206          54,865
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09932         $6.70554           8,144
    01/01/2009 to 12/31/2009                                 $6.70554         $8.38012           8,650
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08114         $7.35523           8,946
    01/01/2009 to 12/31/2009                                 $7.35523         $8.94120          27,885
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11184         $7.14807             828
    01/01/2009 to 12/31/2009                                 $7.14807         $8.92034           1,477
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08932         $7.62472          17,788
    01/01/2009 to 12/31/2009                                 $7.62472         $9.26843          25,884
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10365         $7.51558           3,810
    01/01/2009 to 12/31/2009                                 $7.51558         $8.97636           1,235

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008                     $10.18846         $6.47128              0
    01/01/2009 to 12/31/2009                       $6.47128         $8.34377            438
---------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008                     $10.07248         $6.20657              0
    01/01/2009 to 12/31/2009                       $6.20657         $8.45773              0
---------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008                     $10.22860         $7.18694              0
    01/01/2009 to 12/31/2009                       $7.18694         $8.52515              0
---------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008                     $10.11361         $6.81715              0
    01/01/2009 to 12/31/2009                       $6.81715         $8.47395              0
---------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                     $10.26805         $7.05023              0
    01/01/2009 to 12/31/2009                       $7.05023         $9.08555              0
---------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                     $10.08904         $7.68001              0
    01/01/2009 to 12/31/2009                       $7.68001         $9.19810              0
---------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                     $10.38575         $5.27795              0
    01/01/2009 to 12/31/2009                       $5.27795         $5.98034              0
---------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                     $10.15197         $8.34539              0
    01/01/2009 to 12/31/2009                       $8.34539         $9.82975              0
---------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008                     $10.25896         $5.52426              0
    01/01/2009 to 12/31/2009                       $5.52426         $6.96089              0
---------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008                     $10.27818         $7.27659              0
    01/01/2009 to 12/31/2009                       $7.27659         $7.69368              0
---------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008                     $10.09863         $7.22324              0
    01/01/2009 to 12/31/2009                       $7.22324         $7.88038          3,642
---------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                     $10.16548         $6.10363              0
    01/01/2009 to 12/31/2009                       $6.10363         $7.46247              0
---------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008                     $10.11070         $6.72389              0
    01/01/2009 to 12/31/2009                       $6.72389         $8.59400              0
---------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008                     $10.24148         $6.27859              0
    01/01/2009 to 12/31/2009                       $6.27859         $7.38976              0
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                     $10.03366         $7.64560              0
    01/01/2009 to 12/31/2009                       $7.64560         $9.55478              0
---------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                     $10.14555        $10.30271              0
---------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                     $10.08416        $10.29292              0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.90%)



                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    05/01/2009 to 12/31/2009                               $10.12442        $12.14148            0
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.98673        $13.09243            0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.07547        $12.39708            0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                               $10.08060        $12.32126            0
------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                                $9.99944         $9.81616            0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                $9.61460        $14.43676            0
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    05/01/2009 to 12/31/2009                               $10.07957        $11.60666            0
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $10.09806        $12.69096            0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.93439        $12.00425            0
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                               $10.01688        $12.45163            0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.98042        $12.91660            0
------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $9.98565        $13.16283            0
------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $9.97538        $12.87485            0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.04641        $12.77319            0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.05946        $13.41518            0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $9.95299        $12.69329            0
------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $10.06244        $12.66734            0
------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    05/01/2009 to 12/31/2009                               $10.03366        $12.02178            0
------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.00707        $12.64957            0
------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.02799        $12.08911            0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.97656        $12.29968            0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $10.13079        $13.64629            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $10.00810        $13.06654            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.99033        $10.42901            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98221        $10.99354            0
-------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    05/01/2009 to 12/31/2009                                $10.09989        $12.83749            0
-------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                $10.07694        $12.74055            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                                $10.30083        $13.68396            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03813        $12.08319            0
-------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                $10.11751        $13.03502            0
-------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.07221        $13.29655            0
-------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.12716        $13.51883            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                                $10.01714        $11.04760            0
-------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                $10.14301        $13.20274            0
-------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.06152        $12.69747            0
-------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03859        $12.24643            0
-------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02447        $12.15321            0
-------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02328        $11.97898            0
-------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02077        $11.54708            0
-------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                $10.01295        $12.23324            0
-------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    05/01/2009 to 12/31/2009                                 $9.98495        $12.09369            0
-------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                                $10.03681        $12.34923            0
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.05220        $12.27924            0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03965        $11.87597            0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.04082        $12.18477            0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02447        $11.79813            0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02669        $11.90909            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98889        $10.70164            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                                 $9.92242         $9.62510            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                                 $9.90520         $9.52622            0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                 $9.85922        $13.86353            0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.05416        $14.71971            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                                 $9.93799         $9.55931            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                                 $9.88391         $9.20282            0
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                               $10.14442        $10.28421            0
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                               $10.08304        $10.27439            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                $10.07039        $12.75935            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2009 to 12/31/2009                                 $9.95189        $12.24301            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2009 to 12/31/2009                                $10.02904        $12.50502            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2009 to 12/31/2009                                 $9.82693        $12.81388            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2009 to 12/31/2009                                 $9.97635        $12.72057            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2009 to 12/31/2009                                $10.11148        $12.71578            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2009 to 12/31/2009                                 $9.99439        $12.60085            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2009 to 12/31/2009                                 $9.91638        $12.70211            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2009 to 12/31/2009                                 $9.61564        $13.95759            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2009 to 12/31/2009                                $10.01013        $12.51942            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2009 to 12/31/2009                                 $9.95996        $12.34178            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2009 to 12/31/2009                                $10.15330        $10.96627            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2009 to 12/31/2009                                $10.23430        $12.19207            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2009 to 12/31/2009                                $10.06836        $12.57847            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2009 to 12/31/2009                                $10.03414        $12.63385            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.55%)



                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.24209        $11.07720               0
    01/01/2008 to 12/31/2008                               $11.07720         $5.42861               0
    01/01/2009 to 12/31/2009                                $5.42861         $7.23201               0
------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.13031        $10.36456               0
    01/01/2008 to 12/31/2008                               $10.36456         $5.88617               0
    01/01/2009 to 12/31/2009                                $5.88617         $7.44422               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    07/30/2007* to 12/31/2007                              $10.09107         $9.49128               0
    01/01/2008 to 12/31/2008                                $9.49128         $5.43158               0
    01/01/2009 to 12/31/2009                                $5.43158         $6.62130               0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    07/30/2007* to 12/31/2007                              $10.07374        $10.21285               0
    01/01/2008 to 12/31/2008                               $10.21285         $5.96466               0
    01/01/2009 to 12/31/2009                                $5.96466         $7.00049               0
------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    07/30/2007* to 12/31/2007                              $10.08342         $9.75457               0
    01/01/2008 to 12/31/2008                                $9.75457         $5.88658               0
    01/01/2009 to 12/31/2009                                $5.88658         $7.06162               0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.06622         $9.56427               0
    01/01/2008 to 12/31/2008                                $9.56427         $6.14588               0
    01/01/2009 to 12/31/2009                                $6.14588         $7.12761               0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi Asset World Strategies Portfolio
    07/30/2007* to 12/31/2007                              $10.08218        $10.42431               0
    01/01/2008 to 12/31/2008                               $10.42431         $7.16588               0
    01/01/2009 to 12/31/2009                                $7.16588         $8.99079               0
------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.09316        $10.43911           1,324
    01/01/2008 to 12/31/2008                               $10.43911         $7.00760          10,284
    01/01/2009 to 12/31/2009                                $7.00760         $8.58135           6,949
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.11628        $10.42459           2,698
    01/01/2008 to 12/31/2008                               $10.42459         $6.67869          25,928
    01/01/2009 to 12/31/2009                                $6.67869         $8.24234          35,983
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    07/30/2007* to 12/31/2007                              $10.10602         $9.37269               0
    01/01/2008 to 12/31/2008                                $9.37269         $5.99440               0
    01/01/2009 to 12/31/2009                                $5.99440         $7.78738               0
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.07693        $10.44975               0
    01/01/2008 to 12/31/2008                               $10.44975         $7.33671           9,631
    01/01/2009 to 12/31/2009                                $7.33671         $8.90768          24,440

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.07799         $9.81944              0
    01/01/2008 to 12/31/2008                           $9.81944         $6.06264              0
    01/01/2009 to 12/31/2009                           $6.06264         $7.06014              0
-------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.05153        $11.24534              0
    01/01/2008 to 12/31/2008                          $11.24534         $6.36287              0
    01/01/2009 to 12/31/2009                           $6.36287         $7.67947              0
-------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.12746         $8.83938              0
    01/01/2008 to 07/18/2008                           $8.83938         $8.10455              0
-------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.09535        $10.22055              0
    01/01/2008 to 12/31/2008                          $10.22055         $5.62670              0
    01/01/2009 to 12/31/2009                           $5.62670         $7.35039              0
-------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    07/30/2007* to 12/31/2007                         $10.08324         $9.69913              0
    01/01/2008 to 12/31/2008                           $9.69913         $7.86845          5,562
    01/01/2009 to 12/31/2009                           $7.86845         $9.45436          5,192
-------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.13423        $10.41636              0
    01/01/2008 to 12/31/2008                          $10.41636         $6.12668              0
    01/01/2009 to 12/31/2009                           $6.12668         $9.01327              0
-------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    07/30/2007* to 12/31/2007                         $10.01104        $10.53125              0
    01/01/2008 to 12/31/2008                          $10.53125         $7.72141             73
    01/01/2009 to 12/31/2009                           $7.72141        $10.30666              0
-------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.12418        $10.43258              0
    01/01/2008 to 12/31/2008                          $10.43258         $6.08239              0
    01/01/2009 to 12/31/2009                           $6.08239         $9.40920              0
-------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    07/30/2007* to 12/31/2007                         $10.18226        $10.34967              0
    01/01/2008 to 12/31/2008                          $10.34967         $5.97424              0
    01/01/2009 to 12/31/2009                           $5.97424         $7.99393              0
-------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                         $10.09229         $9.56624              0
    01/01/2008 to 12/31/2008                           $9.56624         $5.51161              0
    01/01/2009 to 12/31/2009                           $5.51161         $6.48209              0
-------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    07/30/2007* to 12/31/2007                         $10.00720        $10.40502              0
    01/01/2008 to 12/31/2008                          $10.40502         $7.86353              0
    01/01/2009 to 12/31/2009                           $7.86353        $10.42285              0
-------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    07/30/2007* to 12/31/2007                         $10.13324        $10.83274              0
    01/01/2008 to 12/31/2008                          $10.83274         $6.00981              0
    01/01/2009 to 12/31/2009                           $6.00981         $7.67908              0
-------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    07/30/2007* to 12/31/2007                         $10.15663        $10.43905              0
    01/01/2008 to 12/31/2008                          $10.43905         $6.78550              0
    01/01/2009 to 12/31/2009                           $6.78550         $8.78700              0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.10874        $10.77184               0
    01/01/2008 to 12/31/2008                                $10.77184         $6.75648               0
    01/01/2009 to 12/31/2009                                 $6.75648         $8.27026               0
-------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                               $10.07772         $9.75598               0
    01/01/2008 to 12/31/2008                                 $9.75598         $5.94426               0
    01/01/2009 to 12/31/2009                                 $5.94426         $8.12969               0
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.15851        $10.50826               0
    01/01/2008 to 12/31/2008                                $10.50826         $5.87924               0
    01/01/2009 to 12/31/2009                                 $5.87924         $7.51397               0
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                               $10.10485        $10.03153               0
    01/01/2008 to 12/31/2008                                $10.03153         $5.70384               0
    01/01/2009 to 12/31/2009                                 $5.70384         $7.89954               0
-------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    07/30/2007* to 12/31/2007                                $9.99874        $10.35032               0
    01/01/2008 to 12/31/2008                                $10.35032        $10.30596               0
    01/01/2009 to 12/31/2009                                $10.30596        $11.18662               0
-------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                               $10.05250        $10.50026               0
    01/01/2008 to 12/31/2008                                $10.50026         $8.32510             162
    01/01/2009 to 12/31/2009                                 $8.32510         $9.84047          69,275
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                               $10.09296         $9.45982               0
    01/01/2008 to 12/31/2008                                 $9.45982         $6.54703               0
    01/01/2009 to 12/31/2009                                 $6.54703         $8.18773               0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                               $10.06997        $10.20919          41,225
    01/01/2008 to 12/31/2008                                $10.20919         $7.44504          42,226
    01/01/2009 to 12/31/2009                                 $7.44504         $9.10101          48,089
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    07/30/2007* to 12/31/2007                               $10.00716        $10.61706               0
    01/01/2008 to 12/31/2008                                $10.61706        $10.20039               0
    01/01/2009 to 12/31/2009                                $10.20039        $11.26142               0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    07/30/2007* to 12/31/2007                               $10.18050        $11.64720           2,607
    01/01/2008 to 12/31/2008                                $11.64720         $5.73614           3,300
    01/01/2009 to 12/31/2009                                 $5.73614         $8.43588           2,609
-------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    07/30/2007* to 12/31/2007                               $10.11481        $10.49004           7,472
    01/01/2008 to 12/31/2008                                $10.49004         $7.25107           7,303
    01/01/2009 to 12/31/2009                                 $7.25107         $9.01107           6,979
-------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    07/30/2007* to 12/31/2007                               $10.12464        $10.57066             979
    01/01/2008 to 12/31/2008                                $10.57066         $6.17152           1,232
    01/01/2009 to 12/31/2009                                 $6.17152         $7.65577           1,744
-------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    07/30/2007* to 12/31/2007                               $10.08899        $10.43379               0
    01/01/2008 to 12/31/2008                                $10.43379         $6.73104               0
    01/01/2009 to 12/31/2009                                 $6.73104         $8.20908               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    07/30/2007* to 12/31/2007                               $10.18885        $10.47908               0
    01/01/2008 to 12/31/2008                                $10.47908         $5.77828               0
    01/01/2009 to 12/31/2009                                 $5.77828         $7.42535               0
-------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    07/30/2007* to 12/31/2007                                $9.99011        $10.61093               0
    01/01/2008 to 12/31/2008                                $10.61093        $10.21282               0
    01/01/2009 to 12/31/2009                                $10.21282        $11.71879               0
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.09683         $9.87668               0
    01/01/2008 to 12/31/2008                                 $9.87668         $6.32175               0
    01/01/2009 to 12/31/2009                                 $6.32175         $8.33591               0
-------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    07/30/2007* to 12/31/2007                               $10.00005        $10.13590               0
    01/01/2008 to 12/31/2008                                $10.13590        $10.23157               0
    01/01/2009 to 12/31/2009                                $10.23157        $10.09993           6,801
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                               $10.14554        $10.08360               0
    01/01/2008 to 12/31/2008                                $10.08360         $5.90135               0
    01/01/2009 to 12/31/2009                                 $5.90135         $8.91275               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99874         $9.98107               0
    01/01/2008 to 12/31/2008                                 $9.98107         $9.31640               0
    01/01/2009 to 12/31/2009                                 $9.31640        $10.24090               0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                               $10.17542         $6.11699               0
    01/01/2009 to 12/31/2009                                 $6.11699         $8.13780               0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                               $10.10148         $5.57713               0
    01/01/2009 to 12/31/2009                                 $5.57713         $9.14476               0
-------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                $9.99874         $7.47737               0
    01/01/2009 to 11/13/2009                                 $7.47737         $8.37215               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07814         $6.64837          39,498
    01/01/2009 to 12/31/2009                                 $6.64837         $8.51511          62,284
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.09931         $6.70325               0
    01/01/2009 to 12/31/2009                                 $6.70325         $8.37305             638
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08113         $7.35279           9,552
    01/01/2009 to 12/31/2009                                 $7.35279         $8.93381          14,107
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.11182         $7.14570               0
    01/01/2009 to 12/31/2009                                 $7.14570         $8.91286             402
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.08931         $7.62225           3,073
    01/01/2009 to 12/31/2009                                 $7.62225         $9.26092           2,944
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                               $10.10364         $7.51318               0
    01/01/2009 to 12/31/2009                                 $7.51318         $8.96901             456

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                     $10.03362         $7.64383            0
    01/01/2009 to 12/31/2009                       $7.64383         $9.54784            0
---------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                     $10.14551        $10.30205            0
---------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                     $10.08412        $10.29225            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.95%)



                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    05/01/2009 to 12/31/2009                               $10.12441        $12.13759            0
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.98672        $13.08825            0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.07546        $12.39306            0
------------------------------------------------------------------------------------------------------------
AST Schroders Multi Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                               $10.08059        $12.31716            0
------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                                $9.99942         $9.81302            0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                $9.61459        $14.43200            0
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
    05/01/2009 to 12/31/2009                               $10.07956        $11.60290            0
------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $10.09805        $12.68684            0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.93437        $12.00027            0
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                               $10.01687        $12.44762            0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.98041        $12.91235            0
------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $9.98563        $13.15861            0
------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $9.97536        $12.87066            0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.04640        $12.76897            0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.05944        $13.41082            0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $9.95298        $12.68913            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $10.06243        $12.66336            0
-------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond-Debenture Portfolio
    05/01/2009 to 12/31/2009                                $10.03365        $12.01790            0
-------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                                $10.00706        $12.64537            0
-------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                                $10.02798        $12.08504            0
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                 $9.97654        $12.29573            0
-------------------------------------------------------------------------------------------------------------
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $10.13078        $13.64182            0
-------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $10.00808        $13.06229            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.99032        $10.42561            0
-------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98220        $10.98987            0
-------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    05/01/2009 to 12/31/2009                                $10.09987        $12.83326            0
-------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                $10.07692        $12.73635            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                                $10.30081        $13.67952            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03811        $12.07928            0
-------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                $10.11749        $13.03087            0
-------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.07220        $13.29229            0
-------------------------------------------------------------------------------------------------------------
AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.12715        $13.51438            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                                $10.01712        $11.04392            0
-------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                $10.14299        $13.19838            0
-------------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.06151        $12.69332            0
-------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03857        $12.24249            0
-------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02445        $12.14936            0
-------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02327        $11.97506            0
-------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02075        $11.54330            0
-------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                $10.01294        $12.22930            0
-------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    05/01/2009 to 12/31/2009                                 $9.98494        $12.08982            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                                $10.03680        $12.34528            0
-------------------------------------------------------------------------------------------------------------
AST CLS Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.05218        $12.27522            0
-------------------------------------------------------------------------------------------------------------
AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.03963        $11.87204            0
-------------------------------------------------------------------------------------------------------------
AST Horizon Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.04081        $12.18077            0
-------------------------------------------------------------------------------------------------------------
AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02445        $11.79434            0
-------------------------------------------------------------------------------------------------------------
AST Niemann Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.02667        $11.90513            0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98887        $10.69801            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                                 $9.92241         $9.62179            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                                 $9.90519         $9.52322            0
-------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                 $9.85920        $13.85898            0
-------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.05415        $14.71491            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                                 $9.93798         $9.55620            0
-------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                                 $9.88390         $9.19990            0
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                               $10.14438        $10.28358            0
-------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                               $10.08300        $10.27376            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                $10.07038        $12.75527            0



 *  Denotes the start date of these sub-accounts

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Allstate Life Insurance Company offers several deferred variable annuity products. Each Annuity has different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the annuity. Not all of these annuities may be available to you, depending on your state of residence and/or the broker-dealer through which your Annuity was sold. You can verify which of these Annuities is available to you by speaking to your Financial Professional or calling 1-866-695-2647.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay to stay in the contract. Additionally, differences may exist on various optional benefits such as guaranteed living benefits or Death Benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:
..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected, and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 You can compare the costs of the B Series, L Series, and X Series by examining the section in this prospectus entitled "Summary of Contract Fees and Charges." For example, the X Series has the highest contingent deferred sales charge ("CDSC") and the highest Insurance Charge of the three series, however the X Series offers Purchase Credits and Longevity Credits that the other two series do not. The B Series has the lowest Insurance Charge of the three series, but it does not offer Purchase Credits or Longevity Credits that the X Series offers. The B Series has a lower Insurance Charge than the L Series, however the B Series has a longer CDSC period than the L Series. The L Series has the shortest CDSC period, however the Insurance Charge for the L Series is nearly as high as the X Series, and the L Series does not offer Purchase Credits or Longevity Credits. The L Series offers ProFund VP Sub-accounts and flexibility with the election and termination of certain optional death benefits that the other two series do not offer. As you can see, there are trade-offs associated with the costs and benefits provided by each of the series. In choosing which series to purchase, you should consider which benefits are most important to you, and whether the associated costs offer the greatest value to you.

 The following chart outlines some of the different features for the X Series, L Series, and B Series. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore you should carefully consider which features you plan to use when selecting your annuity. You should also consider the investment objectives, risks, charges and expenses of an investment carefully before investing.

 In addition, the hypothetical illustrations below reflect the Account Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted.

 Allstate RetirementAccess Variable Annuity Series Comparison Below is a summary of the Allstate RetirementAccess Variable Annuity X Series, L Series, and B Series. You should consider the investment objectives, risks, charges and expenses of an investment in any Annuity carefully before investing. This prospectus for the Annuities, as well as the Portfolio prospectuses, contain this and other information about the variable annuities and underlying investment options. Your registered Financial Professional can provide you with the prospectuses for the Portfolios and can help you decide upon the Annuity that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing. Note that not all of the optional benefits listed are currently offered.

                                                 X SERIES                                   L SERIES
--------------------------------------------------------------------------------------------------------------------------
Minimum Investment                          $10,000                                     $10,000
--------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                           75                                          85
--------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge            9 Years (based on date of each              4 Years (based on date of each
                                            purchase payment) (9%, 8.5%,                purchase payment) (7%, 7%, 6%,
                                            8%, 7%, 6%, 5%, 4%, 3%, 2%)                 5%)
--------------------------------------------------------------------------------------------------------------------------
Insurance Charge                            1.55%                                       1.50%
--------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                      Lesser of $35 or 2% of Account              Lesser of $35 or 2% of Account
                                            Value (only applicable if Account           Value (only applicable if Account
                                            Value is less than $100,000)                Value is less than $100,000)
--------------------------------------------------------------------------------------------------------------------------
Purchase Credit                             For purchase payments made up to            No
                                            and including age 80, 6%
                                            regardless of the purchase
                                            payment amount.
--------------------------------------------------------------------------------------------------------------------------
                                            For purchase payments made
                                            between ages 81-85, 3%,
                                            regardless of the purchase
                                            payment amount.
--------------------------------------------------------------------------------------------------------------------------
                                            Recaptured on (i) free-look, or
                                            (ii) death or medically-related
                                            surrender occurring within 12
                                            months after the date the credit is
                                            applied.
--------------------------------------------------------------------------------------------------------------------------
Longevity Credit                            0.40% of the sum of all purchase            No
                                            payments that have been in the
                                            Annuity for more than 9 years less
                                            the cumulative amount of
                                            withdrawals made (including
                                            CDSC) through the end of the
                                            period applied annually beginning
                                            on the 10/th/ Annuity Anniversary.
--------------------------------------------------------------------------------------------------------------------------
Fixed Rate Option                           Currently offering duration of              Currently offering duration of
                                            1 year only.                                1 year only.
--------------------------------------------------------------------------------------------------------------------------
Variable Investment Options                 Advanced Series Trust                       Advanced Series Trust
                                                                                        ProFund VP
--------------------------------------------------------------------------------------------------------------------------
Basic Death Benefit                         The greater of: purchase payments           The greater of: purchase payments
                                            minus proportional withdrawals;             minus proportional withdrawals;
                                            and unadjusted Account Value,               and Account Value
                                            less an amount equal to all credits
                                            applied within 12 months prior to
                                            the date of death
--------------------------------------------------------------------------------------------------------------------------
Optional Death Benefits (for an             Highest Daily Value (HDV)/                  HDV/Combo 5%
 additional cost)                           Combo 5%                                    Roll-up/HAV
                                            Roll-up/Highest Anniversary
                                            Value (HAV)
--------------------------------------------------------------------------------------------------------------------------
Living Benefits (for an additional          Guaranteed Minimum Income                   Guaranteed Minimum Income
 cost)                                      Benefit (GMIB)                              Benefit (GMIB)
                                            TrueAccumulation                            TrueAccumulation
                                            TrueIncome                                  TrueIncome
                                            TrueIncome--Spousal                         TrueIncome--Spousal
                                            TrueIncome--Highest Daily                   TrueIncome--Highest Daily
                                            TrueIncome--Highest Daily 7                 TrueIncome--Highest Daily 7
                                            TrueIncome--Spousal Highest                 TrueIncome--Spousal Highest
                                            Daily 7                                     Daily 7
--------------------------------------------------------------------------------------------------------------------------

                                                B SERIES
-----------------------------------------------------------------------------
Minimum Investment                          $1,000
-----------------------------------------------------------------------------
Maximum Issue Age                           85
-----------------------------------------------------------------------------
Contingent Deferred Sales Charge            7 Years (based on date of each
                                            purchase payment) (7%, 6%, 5%,
                                            4%, 3%, 2%, 1%)
-----------------------------------------------------------------------------
Insurance Charge                            1.15%
-----------------------------------------------------------------------------
Annual Maintenance Fee                      Lesser of $35 or 2% of Account
                                            Value (only applicable if Account
                                            Value is less than $100,000)
-----------------------------------------------------------------------------
Purchase Credit                             No



-----------------------------------------------------------------------------




-----------------------------------------------------------------------------





-----------------------------------------------------------------------------
Longevity Credit                            No







-----------------------------------------------------------------------------
Fixed Rate Option                           Currently offering duration of
                                            1 year only.
-----------------------------------------------------------------------------
Variable Investment Options                 Advanced Series Trust

-----------------------------------------------------------------------------
Basic Death Benefit                         The greater of: purchase payments
                                            minus proportional withdrawals;
                                            and Account Value



-----------------------------------------------------------------------------
Optional Death Benefits (for an             HDV/Combo 5%
 additional cost)                           Roll-up/HAV


-----------------------------------------------------------------------------
Living Benefits (for an additional          Guaranteed Minimum Income
 cost)                                      Benefit (GMIB)
                                            TrueAccumulation
                                            TrueIncome
                                            TrueIncome--Spousal
                                            TrueIncome--Highest Daily
                                            TrueIncome--Highest Daily 7
                                            TrueIncome--Spousal Highest
                                            Daily 7
-----------------------------------------------------------------------------

 HYPOTHETICAL ILLUSTRATION
 The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the Annuity years specified. The values shown below are based on the following assumptions:

..   An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0%, 6%, and 10% respectively.
..   No subsequent deposits or withdrawals are made from the Annuity.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the Portfolios and the charges that are deducted from the Annuity at the Separate Account level as follows:

 -- 1.10% (for B Series and X Series) and 1.28% (for L Series) based on the fees and expenses of the Portfolios as of December 31, 2009. The arithmetic average of all fund expenses is computed by adding portfolio management fees, 12b-1 fees and other expenses of all of the portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

 -- The Separate Account level charges refer to the Insurance Charge.

..   The Account Value and Surrender Value are further reduced by the annual maintenance fee. For the X Series, the Account Value and Surrender Value also reflect the addition of any applicable Purchase Credits and Longevity Credits.

 The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the anniversary of the Issue Date of the Annuity ("Annuity Anniversary"), therefore reflecting the withdrawal charge applicable to that Annuity year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the withdrawal charge applicable to the next Annuity year, which usually is lower. The surrender charge is calculated based on the date that the Purchase Payment was made and for purposes of these illustrations, we assume that a single purchase payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide you with a personalized illustration upon request).




 L Share



            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All Years    -2.76%     All Years     3.07%     All Years      6.96%
            ------------------------------------------------------------------------
             Account    Surrender    Account    Surrender    Account     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,284      90,284      103,105      96,105     106,985       99,985
        ----------------------------------------------------------------------------
         2   94,601      87,601      106,315      99,315     114,479      107,479
        ----------------------------------------------------------------------------
         3   91,991      85,991      109,625     103,625     122,497      116,497
        ----------------------------------------------------------------------------
         4   89,452      84,452      113,038     108,038     131,078      126,078
        ----------------------------------------------------------------------------
         5   86,982      86,982      116,558     116,558     140,259      140,259
        ----------------------------------------------------------------------------
         6   84,579      84,579      120,187     120,187     150,084      150,084
        ----------------------------------------------------------------------------
         7   82,242      82,242      123,929     123,929     160,597      160,597
        ----------------------------------------------------------------------------
         8   79,969      79,969      127,788     127,788     171,846      171,846
        ----------------------------------------------------------------------------
         9   77,757      77,757      131,766     131,766     183,883      183,883
        ----------------------------------------------------------------------------
        10   75,606      75,606      135,869     135,869     196,763      196,763
        ----------------------------------------------------------------------------
        11   73,513      73,513      140,099     140,099     210,546      210,546
        ----------------------------------------------------------------------------
        12   71,477      71,477      144,461     144,461     225,294      225,294
        ----------------------------------------------------------------------------
        13   69,496      69,496      148,959     148,959     241,075      241,075
        ----------------------------------------------------------------------------
        14   67,570      67,570      153,597     153,597     257,961      257,961
        ----------------------------------------------------------------------------
        15   65,696      65,696      158,379     158,379     276,030      276,030
        ----------------------------------------------------------------------------
        16   63,873      63,873      163,311     163,311     295,365      295,365
        ----------------------------------------------------------------------------
        17   62,100      62,100      168,395     168,395     316,054      316,054
        ----------------------------------------------------------------------------
        18   60,374      60,374      173,638     173,638     338,193      338,193
        ----------------------------------------------------------------------------
        19   58,696      58,696      179,045     179,045     361,882      361,882
        ----------------------------------------------------------------------------
        20   57,064      57,064      184,619     184,619     387,230      387,230
        ----------------------------------------------------------------------------
        21   55,476      55,476      190,367     190,367     414,354      414,354
        ----------------------------------------------------------------------------
        22   53,931      53,931      196,295     196,295     443,378      443,378
        ----------------------------------------------------------------------------
        23   52,429      52,429      202,406     202,406     474,435      474,435
        ----------------------------------------------------------------------------
        24   50,967      50,967      208,708     208,708     507,667      507,667
        ----------------------------------------------------------------------------
        25   49,545      49,545      215,206     215,206     543,228      543,228
        ----------------------------------------------------------------------------



 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 1.28%

 c. No optional death benefits or living benefits elected

 d. Surrender Value is accounted for 2 days prior to Annuity anniversary

 B Share



            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All Years    -2.21%     All Years     3.65%     All Years      7.57%
            ------------------------------------------------------------------------
             Account    Surrender    Account    Surrender    Account     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,793      90,793      103,644      96,644     107,545      100,545
        ----------------------------------------------------------------------------
         2   95,595      89,595      107,432     101,432     115,681      109,681
        ----------------------------------------------------------------------------
         3   93,446      88,446      111,358     106,358     124,434      119,434
        ----------------------------------------------------------------------------
         4   91,344      87,344      115,428     111,428     133,849      129,849
        ----------------------------------------------------------------------------
         5   89,289      86,289      119,646     116,646     143,976      140,976
        ----------------------------------------------------------------------------
         6   87,279      85,279      124,019     122,019     154,869      152,869
        ----------------------------------------------------------------------------
         7   85,313      84,313      128,551     127,551     166,587      165,587
        ----------------------------------------------------------------------------
         8   83,391      83,391      133,249     133,249     179,191      179,191
        ----------------------------------------------------------------------------
         9   81,512      81,512      138,119     138,119     192,749      192,749
        ----------------------------------------------------------------------------
        10   79,674      79,674      143,167     143,167     207,332      207,332
        ----------------------------------------------------------------------------
        11   77,877      77,877      148,399     148,399     223,019      223,019
        ----------------------------------------------------------------------------
        12   76,120      76,120      153,822     153,822     239,893      239,893
        ----------------------------------------------------------------------------
        13   74,401      74,401      159,444     159,444     258,043      258,043
        ----------------------------------------------------------------------------
        14   72,721      72,721      165,271     165,271     277,567      277,567
        ----------------------------------------------------------------------------
        15   71,077      71,077      171,311     171,311     298,568      298,568
        ----------------------------------------------------------------------------
        16   69,471      69,471      177,572     177,572     321,158      321,158
        ----------------------------------------------------------------------------
        17   67,899      67,899      184,061     184,061     345,457      345,457
        ----------------------------------------------------------------------------
        18   66,363      66,363      190,788     190,788     371,595      371,595
        ----------------------------------------------------------------------------
        19   64,860      64,860      197,760     197,760     399,710      399,710
        ----------------------------------------------------------------------------
        20   63,391      63,391      204,988     204,988     429,952      429,952
        ----------------------------------------------------------------------------
        21   61,954      61,954      212,479     212,479     462,483      462,483
        ----------------------------------------------------------------------------
        22   60,549      60,549      220,244     220,244     497,474      497,474
        ----------------------------------------------------------------------------
        23   59,175      59,175      228,293     228,293     535,114      535,114
        ----------------------------------------------------------------------------
        24   57,831      57,831      236,637     236,637     575,601      575,601
        ----------------------------------------------------------------------------
        25   56,517      56,517      245,285     245,285     619,151      619,151
        ----------------------------------------------------------------------------



 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 1.10%

 c. No optional death benefits or living benefits elected

 d. Surrender Value is accounted for 2 days prior to Annuity anniversary

 X Share



            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All Years    -2.60%     All Years     3.25%     All Years      7.14%
            ------------------------------------------------------------------------
             Account    Surrender    Account    Surrender    Account     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   103,254     94,254      109,431     100,431     113,549      104,549
        ----------------------------------------------------------------------------
         2   100,571     92,071      112,984     104,484     121,660      113,160
        ----------------------------------------------------------------------------
         3    97,959     89,959      116,652     108,652     130,349      122,349
        ----------------------------------------------------------------------------
         4    95,380     88,380      120,438     113,438     139,659      132,659
        ----------------------------------------------------------------------------
         5    92,868     86,868      124,348     118,348     149,634      143,634
        ----------------------------------------------------------------------------
         6    90,421     85,421      128,385     123,385     160,321      155,321
        ----------------------------------------------------------------------------
         7    88,038     84,038      132,553     128,553     171,772      167,772
        ----------------------------------------------------------------------------
         8    85,717     82,717      136,856     133,856     184,040      181,040
        ----------------------------------------------------------------------------
         9    83,456     81,456      141,298     139,298     197,185      195,185
        ----------------------------------------------------------------------------
        10    81,643     81,643      146,298     146,298     211,697      211,697
        ----------------------------------------------------------------------------
        11    79,878     79,878      151,460     151,460     227,246      227,246
        ----------------------------------------------------------------------------
        12    78,158     78,158      156,790     156,790     243,905      243,905
        ----------------------------------------------------------------------------
        13    76,483     76,483      162,293     162,293     261,754      261,754
        ----------------------------------------------------------------------------
        14    74,852     74,852      167,974     167,974     280,878      280,878
        ----------------------------------------------------------------------------
        15    73,263     73,263      173,840     173,840     301,368      301,368
        ----------------------------------------------------------------------------
        16    71,715     71,715      179,896     179,896     323,321      323,321
        ----------------------------------------------------------------------------
        17    70,208     70,208      186,149     186,149     346,842      346,842
        ----------------------------------------------------------------------------
        18    68,739     68,739      192,605     192,605     372,044      372,044
        ----------------------------------------------------------------------------
        19    67,309     67,309      199,271     199,271     399,045      399,045
        ----------------------------------------------------------------------------
        20    65,916     65,916      206,152     206,152     427,975      427,975
        ----------------------------------------------------------------------------
        21    64,559     64,559      213,258     213,258     458,970      458,970
        ----------------------------------------------------------------------------
        22    63,238     63,238      220,593     220,593     492,180      492,180
        ----------------------------------------------------------------------------
        23    61,950     61,950      228,167     228,167     527,762      527,762
        ----------------------------------------------------------------------------
        24    60,697     60,697      235,987     235,987     565,885      565,885
        ----------------------------------------------------------------------------
        25    59,475     59,475      244,061     244,061     606,731      606,731
        ----------------------------------------------------------------------------



 Assumptions:

 a. $100,000 initial investment

 b. Fund Expenses = 1.10%

 c. No optional death benefits or living benefits elected

 d. Surrender Value is accounted for 2 days prior to Annuity anniversary

              APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

 Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
 The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2/nd/ anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

 Roll-up Value                =    {($67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} *
                                   1.05
                              =    ($63,655 - $2,522) * 1.05
                              =    $64,190

 Highest Anniversary Value    =    $70,000 - [$70,000 * $5,000/$45,000]
                              =    $70,000 - $7,778
                              =    $62,222

 Basic Death Benefit          =    max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                              =    max [$43,000, $44,444]
                              =    $44,444

 The Death Benefit therefore is $64,190.

 Example with death after Death Benefit Target Date
 Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the Annuity Anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent Purchase Payments and reduced proportionally for subsequent withdrawals.

 Roll-up Value                =    $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                              =    $81,445 + $15,000 - $6,889
                              =    $89,556

 Highest Anniversary Value    =    $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                              =    $85,000 + $15,000 - $ 7,143
                              =    $92,857

 Basic Death Benefit          =    max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $92,857.

 Examples of Highest Daily Value Death Benefit Calculation
 The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

 Highest Daily Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                        =    $90,000 - $18,000
                        =    $72,000

 Basic Death Benefit    =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                        =    max [$80,000, $40,000]
                        =    $80,000

 The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Daily Value    =    $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                        =    $80,000 + $15,000 - $6,786
                        =    $88,214

 Basic Death Benefit    =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) *
                             $5,000/$70,000}]
                        =    max [$75,000, $60,357]
                        =    $75,000

 The Death Benefit therefore is $88,214.

             APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY

 We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the formula that applies to your contract.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.


   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greatest of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.


   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 Transfer Calculation:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (greater than) 0, Money moving from the Permitted
                                                        Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (less than) 0, Money moving from the Benefit Fixed
                                                        Rate Account to the Permitted Sub-accounts]

 Example:
 Male age 65 contributes $100,000 into the Permitted Sub-accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

 Target Value Calculation:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 Target Ratio:

                      r    =    (L - F) / V
                           =    (76,710.28 - 0)/92,300.00
                           =    83.11%

 Since r (greater than) Cu ( because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.

 T    =    { Min ( V, [L - F - V * Ct]/( 1 - Ct))}
      =    { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80]/(1 - 0.80))}
      =    { Min ( 92,300.00, 14,351.40 )}
      =    14,351.40

 FORMULA FOR CONTRACTS WITH 90% CAP FEATURE

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 Transfer Calculation:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

 On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:

        If (F / (V + F) (greater than) .90) then

                          T    =    F - (V + F) * .90

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) (less than) = .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to Benefit Fixed Rate Account
 T    =    Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),      Money is transferred from the Benefit Fixed Rate
                                                               Account to the Permitted Sub-accounts.

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

          APPENDIX E - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY


 Formula Under TrueAccumulation - Highest Daily:


 The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C\\l\\ is the lower target value. Currently, it is 79%.
..   C\\t\\ is the middle target value. Currently, it is 82%.
..   C\\u\\ is the upper target value. Currently, it is 85%.

 For each guarantee provided under the benefit,
..   G\\i\\ is the guarantee amount
..   N\\i\\ is the number of days until the maturity date
..   d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."

       L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/(Ni/365)/.

 Next the formula calculates the following formula ratio:

                                r = (L - B) / V.

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\.

 The transfer amount is calculated by the following formula:

               T = {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

 The transfer amount is calculated by the following formula:

              T = {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - TRUEACCUMULATION - HIGHEST DAILY

 The following are the terms and definitions referenced in the transfer calculation formula:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C \\l\\ is the lower target value. Currently, it is 79%.
..   C \\t\\ is the middle target value. Currently, it is 82%.
..   C \\u\\ is the upper target value. Currently, it is 85%.
..   T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,
..   G \\i\\ is the guarantee amount
..   N \\i\\ is the number of days until the maturity date
..   d \\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 Transfer Calculation
 The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                   If (B / (V + B) (greater than) .90), then

                            T = B - [(V + B) * .90]

 If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

 On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) (less than) = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability
 (L)."

      L = MAX(L \\i\\ ), where L \\i\\ = G \\i\\ / (1 + d \\i\\ ) (Ni/365)

            Next the formula calculates the following formula ratio:

                                r = (L - B) / V

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r (greater than) C \\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r (less than) C \\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

            T = {Min(B, - [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

   APPENDIX F - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
                            SPOUSAL HIGHEST DAILY 7

 1. Formula for Contracts
 Without Election of 90% Cap Feature

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

       . C\\u \\- the upper target is established on the effective date of the TrueIncome - Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.


       . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

       . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.


       .   L - the target value as of the current Valuation day.


       .   r - the target ratio.

       . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.


       .   V - the total value of all Permitted Sub-accounts in the Annuity.


       . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.


       . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greatest of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*,
           (2) any highest quarterly Account Value prior to the date of calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and
           (3) the Account Value on the date of calculation.

       . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.


 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:

 On each business day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.


                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:


 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},      Money is transferred from the Permitted Sub-
                                                               accounts to the AST Investment Grade Bond
                                                               Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the
                                                               Permitted Sub-accounts


                     "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

 2. Formula for Contracts with 90% Cap Feature.
 See above for the Terms and Definitions Referenced in the Calculation Formula.


 If you choose to elect the 90% Cap Feature (or alternatively, if you are a current participant in a TrueIncome - Highest Daily 7 benefit who has already elected the 90% Cap Feature), then the following formula applies.

 Target Value Calculation:
 On each Valuation Day, a target value (L) is calculated, according to the following formula.



                            L    =    0.05 * P * a



 Transfer Calculation:

 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:



                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]



 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B/(V+B) (less than)= .90), the following asset transfer calculation is performed:



                        Target Ratio r    =    (L--B)/V



       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:



 T    =    Min (MAX (0, (0.90 * (V+ B)) - B),       Money is transferred from the
           [L - B - V * C\\t\\] / (1--C\\t\\))      elected Sub-accounts to the AST
                                                    Investment Grade Bond Portfolio
                                                    Sub-account

 T    =    {Min (B, -[L--B--V * C\\t\\] /           Money is transferred from the AST
           (1--C\\t\\))}                            Investment Grade Bond Portfolio
                                                    Sub-account to the elected
                                                    Sub-accounts.



 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account , any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

APPENDIX G - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

 Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below.

Jurisdiction                          Special Provisions
--------------------------------------------------------------------------------
Massachusetts  If your Annuity is issued in Massachusetts after January 1,
               2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity
               Option or any lifetime withdrawal optional benefit (except the
               Guaranteed Minimum Withdrawal Benefit).
               Medically Related Surrenders are not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
--------------------------------------------------------------------------------
Minnesota      CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               Purchase Payments limited to those received before first annuity anniversary on L-Share.
--------------------------------------------------------------------------------
Montana        If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender neutral basis under any Annuity Option or any lifetime
               withdrawal optional benefit (except the Guaranteed Minimum
               Withdrawal Benefit).
--------------------------------------------------------------------------------
New Jersey     Total Aggregate Purchase Payments may not exceed $5,000,000
--------------------------------------------------------------------------------
Oregon         Purchase Payments limited to those received before first annuity anniversary of the annuity on B, L, and X share.
--------------------------------------------------------------------------------
Washington     CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               If your Annuity is issued in Washington, and you elect
               TrueIncome - Highest Daily, or any version of TrueIncome -
               Highest Daily 7, the Guaranteed Minimum Account Value Credit
               otherwise available on these optional benefits is not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
--------------------------------------------------------------------------------

 RA17-1                                                         SKU# RA17-1 5/08

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2010


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                   ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY


 Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company ("Allstate"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Insurance Company and is funded through the Allstate Financial Advisors Separate Account I (the "Separate Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

 This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated May 1, 2010. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70179, Philadelphia, Pennsylvania 19176, or contact us by telephone at (866) 695-2647.


 This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS


                                                                 Page
                                                                 ----
           Additions, Deletions or Substitutions of Investments    2
           The Annuities                                           2
           Company                                                 2
           Principal Underwriter                                   3
           Determination of Accumulation Unit Values               5
           General Matters                                         5
           Experts                                                 7
           Financial Statements                                    7
           Appendix A-Accumulation Unit Values                   A-1

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

 We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

 We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

 We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

 The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

 Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.


 Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

 Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.


 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.


                             PRINCIPAL UNDERWRITER


 We offered the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:


                Allstate Distributors, L.L.C. Commission Income


                    Fiscal Year Ended -  Commission Income
                    -------------------  -----------------
                           2009                 $0
                           2008                 $0
                           2007                 $0

                   DETERMINATION OF ACCUMULATION UNIT VALUES


 The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. In the tables below, we set out the remaining historical unit values.


                                GENERAL MATTERS

 Safekeeping of the Separate Account's Assets

 We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

 The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

 Premium Taxes

 Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

 Tax Reserves

 We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.

                                    EXPERTS


 The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

 The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2009 and for each of the periods in the two-year period then ended.


 The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Annuities.

                                  APPENDIX A

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.50%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.53556     $5.43245        2,848
   01/01/2009 to 12/31/2009...........  $ 5.43245     $7.24079        2,024
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.78324     $5.89032        9,337
   01/01/2009 to 12/31/2009...........  $ 5.89032     $7.45305        8,924
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.05555     $5.43545          601
   01/01/2009 to 12/31/2009...........  $ 5.43545     $6.62933          601
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.37689     $5.96882        1,865
   01/01/2009 to 12/31/2009...........  $ 5.96882     $7.00895        1,864
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.32568     $5.89074        9,045
   01/01/2009 to 12/31/2009...........  $ 5.89074     $7.07001          570
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.13550     $6.15018        1,808
   01/01/2009 to 12/31/2009...........  $ 6.15018     $7.13610        1,181
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.18531     $7.17097       21,101
   01/01/2009 to 12/31/2009...........  $ 7.17097     $9.00157       44,678
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.13355     $7.01262      193,673
   01/01/2009 to 12/31/2009...........  $ 7.01262     $8.59177      187,189

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02502    $ 6.68349       69,913
   01/01/2009 to 12/31/2009...........  $ 6.68349    $ 8.25251       73,436
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.49819    $ 5.99858            0
   01/01/2009 to 12/31/2009...........  $ 5.99858    $ 7.79678           74
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.23618    $ 7.34190      195,581
   01/01/2009 to 12/31/2009...........  $ 7.34190    $ 8.91844      262,922
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.38385    $ 6.06690            0
   01/01/2009 to 12/31/2009...........  $ 6.06690    $ 7.06845          139
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.18967    $ 6.36737          507
   01/01/2009 to 12/31/2009...........  $ 6.36737    $ 7.68860          569
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.70085    $ 8.10838            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.18665    $ 5.63081        1,184
   01/01/2009 to 12/31/2009...........  $ 5.63081    $ 7.35943          621
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.25658    $ 7.87406       51,021
   01/01/2009 to 12/31/2009...........  $ 7.87406    $ 9.46570       91,064
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02462    $ 6.13100        1,573
   01/01/2009 to 12/31/2009...........  $ 6.13100    $ 9.02402        1,253
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.64365    $ 7.72692           64
   01/01/2009 to 12/31/2009...........  $ 7.72692    $10.31917           64
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.36540    $ 6.08671        1,963
   01/01/2009 to 12/31/2009...........  $ 6.08671    $ 9.42044        1,541
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10073    $ 5.97843        1,588
   01/01/2009 to 12/31/2009...........  $ 5.97843    $ 8.00343        1,078

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.18613    $ 5.51560        1,077
   01/01/2009 to 12/31/2009...........  $ 5.51560    $ 6.49008        1,076
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.41828    $ 7.86918            0
   01/01/2009 to 12/31/2009...........  $ 7.86918    $10.43532          826
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.01881    $ 6.01404        2,929
   01/01/2009 to 12/31/2009...........  $ 6.01404    $ 7.68834        3,601
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.20904    $ 6.79032        8,688
   01/01/2009 to 12/31/2009...........  $ 6.79032    $ 8.79760        1,037
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.41413    $ 6.76122            0
   01/01/2009 to 12/31/2009...........  $ 6.76122    $ 8.28013            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.78222    $ 5.94845          620
   01/01/2009 to 12/31/2009...........  $ 5.94845    $ 8.13925        1,679
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.58027    $ 5.88338          206
   01/01/2009 to 12/31/2009...........  $ 5.88338    $ 7.52300          316
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.68823    $ 5.70783        2,005
   01/01/2009 to 12/31/2009...........  $ 5.70783    $ 7.90899        1,538
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.54609    $10.31309        9,233
   01/01/2009 to 12/31/2009...........  $10.31309    $11.19983        5,110
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.45047    $ 8.33099      188,702
   01/01/2009 to 12/31/2009...........  $ 8.33099    $ 9.85231      261,340
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.38155    $ 6.55164          879
   01/01/2009 to 12/31/2009...........  $ 6.55164    $ 8.19749        1,451
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.07633    $ 7.45021       29,402
   01/01/2009 to 12/31/2009...........  $ 7.45021    $ 9.11168       64,679

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $11.03701    $10.20756        2,627
   01/01/2009 to 12/31/2009...........  $10.20756    $11.27487        5,501
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $12.07851    $ 5.74017        4,203
   01/01/2009 to 12/31/2009...........  $ 5.74017    $ 8.44609        5,499
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.36049    $ 7.25618       48,593
   01/01/2009 to 12/31/2009...........  $ 7.25618    $ 9.02187       87,449
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.23534    $ 6.17596      244,916
   01/01/2009 to 12/31/2009...........  $ 6.17596    $ 7.66499      594,318
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08873    $ 6.73586       50,335
   01/01/2009 to 12/31/2009...........  $ 6.73586    $ 8.21894      104,418
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.91717    $ 5.78239        3,050
   01/01/2009 to 12/31/2009...........  $ 5.78239    $ 7.43422        3,396
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.90104    $10.21996       13,017
   01/01/2009 to 12/31/2009...........  $10.21996    $11.73265        8,123
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.49890    $ 6.32631          123
   01/01/2009 to 12/31/2009...........  $ 6.32631    $ 8.34608          103
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19805    $10.23870       10,929
   01/01/2009 to 12/31/2009...........  $10.23870    $10.11181       18,836
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.65109    $ 5.90554        2,251
   01/01/2009 to 12/31/2009...........  $ 5.90554    $ 8.92350        2,877
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.25008    $ 9.32155            0
   01/01/2009 to 12/31/2009...........  $ 9.32155    $10.25168            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02962    $10.80279      728,271
   01/01/2009 to 12/31/2009...........  $10.80279    $11.84594      328,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02977    $12.19193       70,042
   01/01/2009 to 12/31/2009...........  $12.19193    $11.28481       83,720
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02974    $12.24934        6,021
   01/01/2009 to 12/31/2009...........  $12.24934    $11.13879       13,014
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17546    $ 6.11840            0
   01/01/2009 to 12/31/2009...........  $ 6.11840    $ 8.14369            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10152    $ 5.57836            0
   01/01/2009 to 12/31/2009...........  $ 5.57836    $ 9.15131        2,177
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99878    $ 7.47904            0
   01/01/2009 to 11/13/2009...........  $ 7.47904    $ 8.37746            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07816    $ 6.65060       20,066
   01/01/2009 to 12/31/2009...........  $ 6.65060    $ 8.52206       54,865
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09932    $ 6.70554        8,144
   01/01/2009 to 12/31/2009...........  $ 6.70554    $ 8.38012        8,650
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08114    $ 7.35523        8,946
   01/01/2009 to 12/31/2009...........  $ 7.35523    $ 8.94120       27,885
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11184    $ 7.14807          828
   01/01/2009 to 12/31/2009...........  $ 7.14807    $ 8.92034        1,477
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08932    $ 7.62472       17,788
   01/01/2009 to 12/31/2009...........  $ 7.62472    $ 9.26843       25,884
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10365    $ 7.51558        3,810
   01/01/2009 to 12/31/2009...........  $ 7.51558    $ 8.97636        1,235

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03366    $ 7.64560          0
   01/01/2009 to 12/31/2009...........  $ 7.64560    $ 9.55478          0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 9.40868          0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 8.81752        265
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14555    $10.30271          0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08416    $10.29292          0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (1.65%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.52367     $5.42096          503
   01/01/2009 to 12/31/2009...........  $ 5.42096     $7.21479          502
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.77218     $5.87788        5,462
   01/01/2009 to 12/31/2009...........  $ 5.87788     $7.42631        5,459
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.04533     $5.42395            0
   01/01/2009 to 12/31/2009...........  $ 5.42395     $6.60561            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.36625     $5.95620            0
   01/01/2009 to 12/31/2009...........  $ 5.95620     $6.98372            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.31507     $5.87819            0
   01/01/2009 to 12/31/2009...........  $ 5.87819     $7.04457            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.12516     $6.13711            0
   01/01/2009 to 12/31/2009...........  $ 6.13711     $7.11046            0
AST SCHRODERS MULTI ASSET WORLD
  STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17377     $7.15579          254
   01/01/2009 to 12/31/2009...........  $ 7.15579     $8.96924        7,475
AST ACADEMIC STRATEGIES ASSET
  ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12208     $6.99774       29,180
   01/01/2009 to 12/31/2009...........  $ 6.99774     $8.56077       32,867

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.01371    $ 6.66939       44,724
   01/01/2009 to 12/31/2009...........  $ 6.66939    $ 8.22287       23,769
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.48643    $ 5.98588        3,442
   01/01/2009 to 12/31/2009...........  $ 5.98588    $ 7.76870        3,439
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.22465    $ 7.32641       46,459
   01/01/2009 to 12/31/2009...........  $ 7.32641    $ 8.88640       75,884
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.37324    $ 6.05406          678
   01/01/2009 to 12/31/2009...........  $ 6.05406    $ 7.04311          677
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17826    $ 6.35398            0
   01/01/2009 to 12/31/2009...........  $ 6.35398    $ 7.66103            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.69107    $ 8.09673            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.17622    $ 5.61884          286
   01/01/2009 to 12/31/2009...........  $ 5.61884    $ 7.33285          286
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.24499    $ 7.85743       68,110
   01/01/2009 to 12/31/2009...........  $ 7.85743    $ 9.43169       66,823
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.01334    $ 6.11808            0
   01/01/2009 to 12/31/2009...........  $ 6.11808    $ 8.99184            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.63164    $ 7.71057            0
   01/01/2009 to 12/31/2009...........  $ 7.71057    $10.28206            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.35374    $ 6.07379            0
   01/01/2009 to 12/31/2009...........  $ 6.07379    $ 9.38654            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08934    $ 5.96578            0
   01/01/2009 to 12/31/2009...........  $ 5.96578    $ 7.97475            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.17567    $ 5.50382            0
   01/01/2009 to 12/31/2009...........  $ 5.50382    $ 6.46665            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.40650    $ 7.85240            0
   01/01/2009 to 12/31/2009...........  $ 7.85240    $10.39780            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.00747    $ 6.00136          530
   01/01/2009 to 12/31/2009...........  $ 6.00136    $ 7.66056          529
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19749    $ 6.77594            0
   01/01/2009 to 12/31/2009...........  $ 6.77594    $ 8.76593            0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.40246    $ 6.74699            0
   01/01/2009 to 12/31/2009...........  $ 6.74699    $ 8.25049            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.77113    $ 5.93583            0
   01/01/2009 to 12/31/2009...........  $ 5.93583    $ 8.10997            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.56944    $ 5.87092          439
   01/01/2009 to 12/31/2009...........  $ 5.87092    $ 7.49601          438
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.67730    $ 5.69575          433
   01/01/2009 to 12/31/2009...........  $ 5.69575    $ 7.88054          432
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.53417    $10.29137          523
   01/01/2009 to 12/31/2009...........  $10.29137    $11.15975          522
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.43869    $ 8.31338       39,130
   01/01/2009 to 12/31/2009...........  $ 8.31338    $ 9.81702       51,330
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.37095    $ 6.53778          396
   01/01/2009 to 12/31/2009...........  $ 6.53778    $ 8.16805          396
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06500    $ 7.43460       35,100
   01/01/2009 to 12/31/2009...........  $ 7.43460    $ 9.07921       42,117

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $11.02453    $10.18604          335
   01/01/2009 to 12/31/2009...........  $10.18604    $11.23450          335
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $12.06488    $ 5.72803        2,851
   01/01/2009 to 12/31/2009...........  $ 5.72803    $ 8.41567        2,848
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.34880    $ 7.24085       15,545
   01/01/2009 to 12/31/2009...........  $ 7.24085    $ 8.98942       21,894
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.22370    $ 6.16283       28,501
   01/01/2009 to 12/31/2009...........  $ 6.16283    $ 7.63741       30,496
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.07727    $ 6.72158        8,806
   01/01/2009 to 12/31/2009...........  $ 6.72158    $ 8.18940        3,651
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.90597    $ 5.77016          537
   01/01/2009 to 12/31/2009...........  $ 5.77016    $ 7.40754          536
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.88875    $10.19844          856
   01/01/2009 to 12/31/2009...........  $10.19844    $11.69074          855
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.48828    $ 6.31291            0
   01/01/2009 to 12/31/2009...........  $ 6.31291    $ 8.31609            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.18659    $10.21711            0
   01/01/2009 to 12/31/2009...........  $10.21711    $10.07561       37,214
AST T. ROWE PRICE LARGE-CAP GROWTH
  PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.64030    $ 5.89313            0
   01/01/2009 to 12/31/2009...........  $ 5.89313    $ 8.89163            0
AST WESTERN ASSET CORE PLUS BOND
  PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.24315    $ 9.30607            0
   01/01/2009 to 12/31/2009...........  $ 9.30607    $10.21947            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02958    $10.79210       10,078
   01/01/2009 to 12/31/2009...........  $10.79210    $11.81672       11,946

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17534    $ 6.11426            0
   01/01/2009 to 12/31/2009...........  $ 6.11426    $ 8.12602            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10140    $ 5.57465            0
   01/01/2009 to 12/31/2009...........  $ 5.57465    $ 9.13179            0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99866    $ 7.47404            0
   01/01/2009 to 11/13/2009...........  $ 7.47404    $ 8.36111            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07812    $ 6.64403       23,959
   01/01/2009 to 12/31/2009...........  $ 6.64403    $ 8.50103       31,281
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09928    $ 6.69886            0
   01/01/2009 to 12/31/2009...........  $ 6.69886    $ 8.35942            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08110    $ 7.34790            0
   01/01/2009 to 12/31/2009...........  $ 7.34790    $ 8.91911       33,758
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11180    $ 7.14096            0
   01/01/2009 to 12/31/2009...........  $ 7.14096    $ 8.89822            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08928    $ 7.61722            0
   01/01/2009 to 12/31/2009...........  $ 7.61722    $ 9.24559            0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10361    $ 7.50818            0
   01/01/2009 to 12/31/2009...........  $ 7.50818    $ 8.95434        4,051
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03354    $ 7.64041            0
   01/01/2009 to 12/31/2009...........  $ 7.64041    $ 9.53411            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14542    $10.30074            0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08404    $10.29093            0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (1.75%) OR
                      TRUEACCUMULATION HD 60 BPS (1.75%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24192    $11.06778           0
   01/01/2008 to 12/31/2008...........  $11.06778    $ 5.41335           0
   01/01/2009 to 12/31/2009...........  $ 5.41335    $ 7.19746           0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13015    $10.35575           0
   01/01/2008 to 12/31/2008...........  $10.35575    $ 5.86956           0
   01/01/2009 to 12/31/2009...........  $ 5.86956    $ 7.40853           0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09090    $ 9.48327           0
   01/01/2008 to 12/31/2008...........  $ 9.48327    $ 5.41631           0
   01/01/2009 to 12/31/2009...........  $ 5.41631    $ 6.58961           0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07357    $10.20419           0
   01/01/2008 to 12/31/2008...........  $10.20419    $ 5.94783           0
   01/01/2009 to 12/31/2009...........  $ 5.94783    $ 6.96700           0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08326    $ 9.74625           0
   01/01/2008 to 12/31/2008...........  $ 9.74625    $ 5.86991           0
   01/01/2009 to 12/31/2009...........  $ 5.86991    $ 7.02766         579
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06606    $ 9.55618           0
   01/01/2008 to 12/31/2008...........  $ 9.55618    $ 6.12841           0
   01/01/2009 to 12/31/2009...........  $ 6.12841    $ 7.09329           0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08201    $10.41549       4,820
   01/01/2008 to 12/31/2008...........  $10.41549    $ 7.14582       3,485
   01/01/2009 to 12/31/2009...........  $ 7.14582    $ 8.94792       3,337

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09299    $10.43027       57,456
   01/01/2008 to 12/31/2008...........  $10.43027    $ 6.98794      115,212
   01/01/2009 to 12/31/2009...........  $ 6.98794    $ 8.54040      117,636
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11612    $10.41590       17,083
   01/01/2008 to 12/31/2008...........  $10.41590    $ 6.66000       91,132
   01/01/2009 to 12/31/2009...........  $ 6.66000    $ 8.20325       93,699
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10586    $ 9.36473            0
   01/01/2008 to 12/31/2008...........  $ 9.36473    $ 5.97749            0
   01/01/2009 to 12/31/2009...........  $ 5.97749    $ 7.75024            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07677    $10.44087       25,405
   01/01/2008 to 12/31/2008...........  $10.44087    $ 7.31605       24,295
   01/01/2009 to 12/31/2009...........  $ 7.31605    $ 8.86517       19,123
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07782    $ 9.81111            0
   01/01/2008 to 12/31/2008...........  $ 9.81111    $ 6.04553            0
   01/01/2009 to 12/31/2009...........  $ 6.04553    $ 7.02631            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05137    $11.23585            0
   01/01/2008 to 12/31/2008...........  $11.23585    $ 6.34503            0
   01/01/2009 to 12/31/2009...........  $ 6.34503    $ 7.64274            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12729    $ 8.83189            0
   01/01/2008 to 07/18/2008...........  $ 8.83189    $ 8.08893            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09519    $10.21195            0
   01/01/2008 to 12/31/2008...........  $10.21195    $ 5.61096            0
   01/01/2009 to 12/31/2009...........  $ 5.61096    $ 7.31542            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08308    $ 9.69096       20,532
   01/01/2008 to 12/31/2008...........  $ 9.69096    $ 7.84635       12,468
   01/01/2009 to 12/31/2009...........  $ 7.84635    $ 9.40921       14,850

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13407    $10.40752         0
   01/01/2008 to 12/31/2008...........  $10.40752    $ 6.10938         0
   01/01/2009 to 12/31/2009...........  $ 6.10938    $ 8.97002         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01087    $10.52238         0
   01/01/2008 to 12/31/2008...........  $10.52238    $ 7.69976         0
   01/01/2009 to 12/31/2009...........  $ 7.69976    $10.25752         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12402    $10.42375         0
   01/01/2008 to 12/31/2008...........  $10.42375    $ 6.06526         0
   01/01/2009 to 12/31/2009...........  $ 6.06526    $ 9.36417         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18210    $10.34099         0
   01/01/2008 to 12/31/2008...........  $10.34099    $ 5.95738         0
   01/01/2009 to 12/31/2009...........  $ 5.95738    $ 7.95550         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09212    $ 9.55808         0
   01/01/2008 to 12/31/2008...........  $ 9.55808    $ 5.49615         0
   01/01/2009 to 12/31/2009...........  $ 5.49615    $ 6.45121         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00703    $10.39624         0
   01/01/2008 to 12/31/2008...........  $10.39624    $ 7.84144         0
   01/01/2009 to 12/31/2009...........  $ 7.84144    $10.37316         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13308    $10.82360         0
   01/01/2008 to 12/31/2008...........  $10.82360    $ 5.99300         0
   01/01/2009 to 12/31/2009...........  $ 5.99300    $ 7.64255         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15647    $10.43025         0
   01/01/2008 to 12/31/2008...........  $10.43025    $ 6.76638         0
   01/01/2009 to 12/31/2009...........  $ 6.76638    $ 8.74510         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10857    $10.76273         0
   01/01/2008 to 12/31/2008...........  $10.76273    $ 6.73748         0
   01/01/2009 to 12/31/2009...........  $ 6.73748    $ 8.23064         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07756    $ 9.74767         0
   01/01/2008 to 12/31/2008...........  $ 9.74767    $ 5.92752         0
   01/01/2009 to 12/31/2009...........  $ 5.92752    $ 8.09063         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15835    $10.49936            0
   01/01/2008 to 12/31/2008...........  $10.49936    $ 5.86270            0
   01/01/2009 to 12/31/2009...........  $ 5.86270    $ 7.47808            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10469    $10.02299            0
   01/01/2008 to 12/31/2008...........  $10.02299    $ 5.68772            0
   01/01/2009 to 12/31/2009...........  $ 5.68772    $ 7.86170            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99857    $10.34150            0
   01/01/2008 to 12/31/2008...........  $10.34150    $10.27690            0
   01/01/2009 to 12/31/2009...........  $10.27690    $11.13316            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05234    $10.49137        6,608
   01/01/2008 to 12/31/2008...........  $10.49137    $ 8.30173       25,360
   01/01/2009 to 12/31/2009...........  $ 8.30173    $ 9.79352       32,975
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09280    $ 9.45172            0
   01/01/2008 to 12/31/2008...........  $ 9.45172    $ 6.52857            0
   01/01/2009 to 12/31/2009...........  $ 6.52857    $ 8.14851            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06981    $10.20059       51,658
   01/01/2008 to 12/31/2008...........  $10.20059    $ 7.42414       49,750
   01/01/2009 to 12/31/2009...........  $ 7.42414    $ 9.05751       50,927
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00700    $10.60805            0
   01/01/2008 to 12/31/2008...........  $10.60805    $10.17168            0
   01/01/2009 to 12/31/2009...........  $10.17168    $11.20767            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18034    $11.63734            0
   01/01/2008 to 12/31/2008...........  $11.63734    $ 5.71999            0
   01/01/2009 to 12/31/2009...........  $ 5.71999    $ 8.39551            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11465    $10.48117       22,909
   01/01/2008 to 12/31/2008...........  $10.48117    $ 7.23075       19,060
   01/01/2009 to 12/31/2009...........  $ 7.23075    $ 8.96811       22,302
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12447    $10.56171       27,821
   01/01/2008 to 12/31/2008...........  $10.56171    $ 6.15417       35,026
   01/01/2009 to 12/31/2009...........  $ 6.15417    $ 7.61925       43,195

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08883    $10.42497       30,046
   01/01/2008 to 12/31/2008...........  $10.42497    $ 6.71214       18,935
   01/01/2009 to 12/31/2009...........  $ 6.71214    $ 8.16988       22,288
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18869    $10.47020            0
   01/01/2008 to 12/31/2008...........  $10.47020    $ 5.76196            0
   01/01/2009 to 12/31/2009...........  $ 5.76196    $ 7.38984            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98995    $10.60190            0
   01/01/2008 to 12/31/2008...........  $10.60190    $10.18401            0
   01/01/2009 to 12/31/2009...........  $10.18401    $11.66261            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09667    $ 9.86834            0
   01/01/2008 to 12/31/2008...........  $ 9.86834    $ 6.30410            0
   01/01/2009 to 12/31/2009...........  $ 6.30410    $ 8.29628            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99989    $10.12719            0
   01/01/2008 to 12/31/2008...........  $10.12719    $10.20269            0
   01/01/2009 to 12/31/2009...........  $10.20269    $10.05159            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14538    $10.07516            0
   01/01/2008 to 12/31/2008...........  $10.07516    $ 5.88480            0
   01/01/2009 to 12/31/2009...........  $ 5.88480    $ 8.87015            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29574            0
   01/01/2009 to 12/31/2009...........  $ 9.29574    $10.19798            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02956    $10.78501            0
   01/01/2009 to 12/31/2009...........  $10.78501    $11.79738            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02971    $12.17192            0
   01/01/2009 to 12/31/2009...........  $12.17192    $11.23836            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02968    $12.22915            0
   01/01/2009 to 12/31/2009...........  $12.22915    $11.09305            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526     $6.11149           0
   01/01/2009 to 12/31/2009...........  $ 6.11149     $8.11443           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132     $5.57214           0
   01/01/2009 to 12/31/2009...........  $ 5.57214     $9.11856           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858     $7.47061           0
   01/01/2009 to 11/13/2009...........  $ 7.47061     $8.35013           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809     $6.63964       7,458
   01/01/2009 to 12/31/2009...........  $ 6.63964     $8.48713       7,386
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925     $6.69444           0
   01/01/2009 to 12/31/2009...........  $ 6.69444     $8.34570           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108     $7.34313           0
   01/01/2009 to 12/31/2009...........  $ 7.34313     $8.90444           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177     $7.13624           0
   01/01/2009 to 12/31/2009...........  $ 7.13624     $8.88351           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926     $7.61209           0
   01/01/2009 to 12/31/2009...........  $ 7.61209     $9.23040           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358     $7.50320       1,828
   01/01/2009 to 12/31/2009...........  $ 7.50320     $8.93948       4,027
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346     $7.63697           0
   01/01/2009 to 12/31/2009...........  $ 7.63697     $9.52050           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905     $9.38550           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905     $8.79584           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14534    $10.29937         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28965         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (1.90%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24180    $11.06080          0
   01/01/2008 to 12/31/2008...........  $11.06080    $ 5.40188          0
   01/01/2009 to 12/31/2009...........  $ 5.40188    $ 7.17172          0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13003    $10.34925          0
   01/01/2008 to 12/31/2008...........  $10.34925    $ 5.85729          0
   01/01/2009 to 12/31/2009...........  $ 5.85729    $ 7.38209          0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09078    $ 9.47724          0
   01/01/2008 to 12/31/2008...........  $ 9.47724    $ 5.40479          0
   01/01/2009 to 12/31/2009...........  $ 5.40479    $ 6.56594          0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07345    $10.19778          0
   01/01/2008 to 12/31/2008...........  $10.19778    $ 5.93530          0
   01/01/2009 to 12/31/2009...........  $ 5.93530    $ 6.94204          0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08314    $ 9.74007          0
   01/01/2008 to 12/31/2008...........  $ 9.74007    $ 5.85753          0
   01/01/2009 to 12/31/2009...........  $ 5.85753    $ 7.00256          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06594    $ 9.55014          0
   01/01/2008 to 12/31/2008...........  $ 9.55014    $ 6.11554          0
   01/01/2009 to 12/31/2009...........  $ 6.11554    $ 7.06798          0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08189    $10.40891        940
   01/01/2008 to 12/31/2008...........  $10.40891    $ 7.13066        939
   01/01/2009 to 12/31/2009...........  $ 7.13066    $ 8.91579        939

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09287    $10.42367        3,737
   01/01/2008 to 12/31/2008...........  $10.42367    $ 6.97316        3,951
   01/01/2009 to 12/31/2009...........  $ 6.97316    $ 8.50976        3,948
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11600    $10.40928       11,943
   01/01/2008 to 12/31/2008...........  $10.40928    $ 6.64593       15,908
   01/01/2009 to 12/31/2009...........  $ 6.64593    $ 8.17380       15,900
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10574    $ 9.35881            0
   01/01/2008 to 12/31/2008...........  $ 9.35881    $ 5.96480            0
   01/01/2009 to 12/31/2009...........  $ 5.96480    $ 7.72222            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07665    $10.43428            0
   01/01/2008 to 12/31/2008...........  $10.43428    $ 7.30062        7,328
   01/01/2009 to 12/31/2009...........  $ 7.30062    $ 8.83347        7,321
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07770    $ 9.80492            0
   01/01/2008 to 12/31/2008...........  $ 9.80492    $ 6.03272            0
   01/01/2009 to 12/31/2009...........  $ 6.03272    $ 7.00101            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05125    $11.22871            0
   01/01/2008 to 12/31/2008...........  $11.22871    $ 6.33164            0
   01/01/2009 to 12/31/2009...........  $ 6.33164    $ 7.61527            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12717    $ 8.82630            0
   01/01/2008 to 07/18/2008...........  $ 8.82630    $ 8.07731            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09507    $10.20549            0
   01/01/2008 to 12/31/2008...........  $10.20549    $ 5.59912            0
   01/01/2009 to 12/31/2009...........  $ 5.59912    $ 7.28925            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08296    $ 9.68483        1,020
   01/01/2008 to 12/31/2008...........  $ 9.68483    $ 7.82983        6,414
   01/01/2009 to 12/31/2009...........  $ 7.82983    $ 9.37555        4,670

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13394    $10.40091         0
   01/01/2008 to 12/31/2008...........  $10.40091    $ 6.09639         0
   01/01/2009 to 12/31/2009...........  $ 6.09639    $ 8.93789         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01075    $10.51566         0
   01/01/2008 to 12/31/2008...........  $10.51566    $ 7.68350         0
   01/01/2009 to 12/31/2009...........  $ 7.68350    $10.22078         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12390    $10.41714         0
   01/01/2008 to 12/31/2008...........  $10.41714    $ 6.05243         0
   01/01/2009 to 12/31/2009...........  $ 6.05243    $ 9.33050         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18198    $10.33440         0
   01/01/2008 to 12/31/2008...........  $10.33440    $ 5.94481         0
   01/01/2009 to 12/31/2009...........  $ 5.94481    $ 7.92696         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09200    $ 9.55199         0
   01/01/2008 to 12/31/2008...........  $ 9.55199    $ 5.48443         0
   01/01/2009 to 12/31/2009...........  $ 5.48443    $ 6.42806         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00691    $10.38967         0
   01/01/2008 to 12/31/2008...........  $10.38967    $ 7.82496         0
   01/01/2009 to 12/31/2009...........  $ 7.82496    $10.33592         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13296    $10.81663         0
   01/01/2008 to 12/31/2008...........  $10.81663    $ 5.98019         0
   01/01/2009 to 12/31/2009...........  $ 5.98019    $ 7.61491         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15635    $10.42364         0
   01/01/2008 to 12/31/2008...........  $10.42364    $ 6.75217         0
   01/01/2009 to 12/31/2009...........  $ 6.75217    $ 8.71384         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10845    $10.75588         0
   01/01/2008 to 12/31/2008...........  $10.75588    $ 6.72320         0
   01/01/2009 to 12/31/2009...........  $ 6.72320    $ 8.20117         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07744    $ 9.74151         0
   01/01/2008 to 12/31/2008...........  $ 9.74151    $ 5.91502         0
   01/01/2009 to 12/31/2009...........  $ 5.91502    $ 8.06168         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15823    $10.49274            0
   01/01/2008 to 12/31/2008...........  $10.49274    $ 5.85029            0
   01/01/2009 to 12/31/2009...........  $ 5.85029    $ 7.45133            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10457    $10.01664            0
   01/01/2008 to 12/31/2008...........  $10.01664    $ 5.67576            0
   01/01/2009 to 12/31/2009...........  $ 5.67576    $ 7.83349            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99845    $10.33501            0
   01/01/2008 to 12/31/2008...........  $10.33501    $10.25537            0
   01/01/2009 to 12/31/2009...........  $10.25537    $11.09340            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05222    $10.48476            0
   01/01/2008 to 12/31/2008...........  $10.48476    $ 8.28423       13,860
   01/01/2009 to 12/31/2009...........  $ 8.28423    $ 9.75850        7,907
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09268    $ 9.44573            0
   01/01/2008 to 12/31/2008...........  $ 9.44573    $ 6.51489            0
   01/01/2009 to 12/31/2009...........  $ 6.51489    $ 8.11952            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06969    $10.19404            0
   01/01/2008 to 12/31/2008...........  $10.19404    $ 7.40835       11,419
   01/01/2009 to 12/31/2009...........  $ 7.40835    $ 9.02504       10,808
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00688    $10.60133            0
   01/01/2008 to 12/31/2008...........  $10.60133    $10.15023            0
   01/01/2009 to 12/31/2009...........  $10.15023    $11.16740            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18022    $11.63001            0
   01/01/2008 to 12/31/2008...........  $11.63001    $ 5.70792            0
   01/01/2009 to 12/31/2009...........  $ 5.70792    $ 8.36558            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11452    $10.47449            0
   01/01/2008 to 12/31/2008...........  $10.47449    $ 7.21545          415
   01/01/2009 to 12/31/2009...........  $ 7.21545    $ 8.93592          413
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12435    $10.55502            0
   01/01/2008 to 12/31/2008...........  $10.55502    $ 6.14116        4,208
   01/01/2009 to 12/31/2009...........  $ 6.14116    $ 7.59181        3,868

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08871    $10.41838        3,695
   01/01/2008 to 12/31/2008...........  $10.41838    $ 6.69799       14,882
   01/01/2009 to 12/31/2009...........  $ 6.69799    $ 8.14061       14,032
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18857    $10.46362            0
   01/01/2008 to 12/31/2008...........  $10.46362    $ 5.74991            0
   01/01/2009 to 12/31/2009...........  $ 5.74991    $ 7.36363            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98982    $10.59518            0
   01/01/2008 to 12/31/2008...........  $10.59518    $10.16253            0
   01/01/2009 to 12/31/2009...........  $10.16253    $11.62088            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09655    $ 9.86207            0
   01/01/2008 to 12/31/2008...........  $ 9.86207    $ 6.29069            0
   01/01/2009 to 12/31/2009...........  $ 6.29069    $ 8.26641            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99977    $10.12081            0
   01/01/2008 to 12/31/2008...........  $10.12081    $10.18127            0
   01/01/2009 to 12/31/2009...........  $10.18127    $10.01586            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14526    $10.06870            0
   01/01/2008 to 12/31/2008...........  $10.06870    $ 5.87234            0
   01/01/2009 to 12/31/2009...........  $ 5.87234    $ 8.83842            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99845    $ 9.97679            0
   01/01/2008 to 12/31/2008...........  $ 9.97679    $ 9.28051            0
   01/01/2009 to 12/31/2009...........  $ 9.28051    $10.16632            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98135    $10.86097            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02967    $12.15994        6,683
   01/01/2009 to 12/31/2009...........  $12.15994    $11.21089        6,680
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02964    $12.21713           87
   01/01/2009 to 12/31/2009...........  $12.21713    $11.06580          543

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514     $6.10743           0
   01/01/2009 to 12/31/2009...........  $ 6.10743     $8.09706           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120     $5.56840           0
   01/01/2009 to 12/31/2009...........  $ 5.56840     $9.09915           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846     $7.46560           0
   01/01/2009 to 11/13/2009...........  $ 7.46560     $8.33382           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805     $6.63304       1,274
   01/01/2009 to 12/31/2009...........  $ 6.63304     $8.46619       1,271
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921     $6.68779           0
   01/01/2009 to 12/31/2009...........  $ 6.68779     $8.32508           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104     $7.33576       2,981
   01/01/2009 to 12/31/2009...........  $ 7.33576     $8.88239       2,977
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173     $7.12923       2,696
   01/01/2009 to 12/31/2009...........  $ 7.12923     $8.86178       1,872
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922     $7.60462           0
   01/01/2009 to 12/31/2009...........  $ 7.60462     $9.20764           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354     $7.49579           0
   01/01/2009 to 12/31/2009...........  $ 7.49579     $8.91747           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334     $7.63187           0
   01/01/2009 to 12/31/2009...........  $ 7.63187     $9.50009           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897     $9.37163           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897     $8.78288           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29741         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28765         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12468    $12.21726         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98699    $13.17417         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07572    $12.47445         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.08085    $12.39816         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99969    $ 9.87762         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.61485    $14.52654         0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07983    $11.67928         0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.09832    $12.77011         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.93464    $12.07919         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01714    $12.52947         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98067    $12.99714         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98590    $13.24493         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97563    $12.95518         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04666    $12.85291         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05971    $13.49884         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.95325    $12.77245         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06269    $12.74643         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03391    $12.09690         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00733    $12.72841         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02825    $12.16446         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.97681    $12.37640         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.13105    $13.73140         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.00835    $13.14810         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.99059    $10.49425         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98246    $11.06217         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.10014    $12.91754         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07719    $12.81998         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.30108    $13.76934         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03838    $12.15865         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.11776    $13.11643         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.07246    $13.37958         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.12742    $13.60316         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01739    $11.11668         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.14326    $13.28507         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06178    $12.77673         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03884    $12.32294         0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $12.22918         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02354    $12.05379         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02102    $11.61925         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.01321    $12.30971         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98520    $12.16923         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03706    $12.42638         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05245    $12.35585         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.03990    $11.95000         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.04108    $12.26085         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02472    $11.87185         0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.02694    $11.98341         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98134    $10.85724         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.98914    $10.76856         0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.85947    $13.94990         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05442    $14.81142         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14518    $10.29676         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08380    $10.28694         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $10.07064    $12.83901         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                                    ROLL UP
                         AND HAV DEATH BENEFIT (2.00%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.49604     $5.39424        1,348
   01/01/2009 to 12/31/2009...........  $ 5.39424     $7.15452            0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.74663     $5.84907            0
   01/01/2009 to 12/31/2009...........  $ 5.84907     $7.36456            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.02155     $5.39723            0
   01/01/2009 to 12/31/2009...........  $ 5.39723     $6.55037        3,892
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34177     $5.92701        2,881
   01/01/2009 to 12/31/2009...........  $ 5.92701     $6.92560            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.29071     $5.84939            0
   01/01/2009 to 12/31/2009...........  $ 5.84939     $6.98586            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.10124     $6.10700            0
   01/01/2009 to 12/31/2009...........  $ 6.10700     $7.05119            0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.14713     $7.12072        5,321
   01/01/2009 to 12/31/2009...........  $ 7.12072     $8.89454        7,095
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09551     $6.96330       21,165
   01/01/2009 to 12/31/2009...........  $ 6.96330     $8.48932       29,611

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009...........  $ 6.63661    $ 8.15440        6,851
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009...........  $ 5.95633    $ 7.70368            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19781    $ 7.29038       79,410
   01/01/2009 to 12/31/2009...........  $ 7.29038    $ 8.81240      113,007
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34863    $ 6.02426            0
   01/01/2009 to 12/31/2009...........  $ 6.02426    $ 6.98434            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15161    $ 6.32280            0
   01/01/2009 to 12/31/2009...........  $ 6.32280    $ 7.59732            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.66823    $ 8.06950            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009...........  $ 5.59124    $ 7.27185            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.21811    $ 7.81882        2,069
   01/01/2009 to 12/31/2009...........  $ 7.81882    $ 9.35320        3,349
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98704    $ 6.08795            0
   01/01/2009 to 12/31/2009...........  $ 6.08795    $ 8.91680            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.60380    $ 7.67272            0
   01/01/2009 to 12/31/2009...........  $ 7.67272    $10.19632            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.32662    $ 6.04394            0
   01/01/2009 to 12/31/2009...........  $ 6.04394    $ 9.30832          341
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06285    $ 5.93648        2,858
   01/01/2009 to 12/31/2009...........  $ 5.93648    $ 7.90824        2,426

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.15168    $ 5.47685            0
   01/01/2009 to 12/31/2009...........  $ 5.47685    $ 6.41273            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.37930    $ 7.81406            0
   01/01/2009 to 12/31/2009...........  $ 7.81406    $10.31155            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98124    $ 5.97186            0
   01/01/2009 to 12/31/2009...........  $ 5.97186    $ 7.59687        2,099
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17077    $ 6.74262            0
   01/01/2009 to 12/31/2009...........  $ 6.74262    $ 8.69300            0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.37511    $ 6.71375            0
   01/01/2009 to 12/31/2009...........  $ 6.71375    $ 8.18166            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.74562    $ 5.90672            0
   01/01/2009 to 12/31/2009...........  $ 5.90672    $ 8.04258          788
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.54437    $ 5.84206            0
   01/01/2009 to 12/31/2009...........  $ 5.84206    $ 7.43344            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.65192    $ 5.66775            0
   01/01/2009 to 12/31/2009...........  $ 5.66775    $ 7.81493            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009...........  $10.24080    $11.06679            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009...........  $ 8.27260    $ 9.73531       43,451
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009...........  $ 6.50560    $ 8.09990            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009...........  $ 7.39806    $ 9.00350       31,614

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.99567    $10.13609            0
   01/01/2009 to 12/31/2009...........  $10.13609    $11.14105            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $12.03339    $ 5.69990            0
   01/01/2009 to 12/31/2009...........  $ 5.69990    $ 8.34555            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.32163    $ 7.20529        2,651
   01/01/2009 to 12/31/2009...........  $ 7.20529    $ 8.91466        3,289
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009...........  $ 6.13261    $ 7.57385       33,561
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009...........  $ 6.68856    $ 8.12119       12,852
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.87987    $ 5.74172        1,274
   01/01/2009 to 12/31/2009...........  $ 5.74172    $ 7.34575            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009...........  $10.14838    $11.59335       21,614
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009...........  $ 6.28194    $ 8.24680            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15985    $10.16688        4,229
   01/01/2009 to 12/31/2009...........  $10.16688    $ 9.99180            1
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009...........  $ 5.86411    $ 8.81748            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.22718    $ 9.27028            0
   01/01/2009 to 12/31/2009...........  $ 9.27028    $10.14521            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009...........  $10.76729    $11.74908       15,314

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009...........  $12.15196    $11.19256          284
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009...........  $12.20922    $11.04775       19,466
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10465            0
   01/01/2009 to 12/31/2009...........  $ 6.10465    $ 8.08534            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56589            0
   01/01/2009 to 12/31/2009...........  $ 5.56589    $ 9.08604            0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46229          447
   01/01/2009 to 11/13/2009...........  $ 7.46229    $ 8.32307            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62866        4,343
   01/01/2009 to 12/31/2009...........  $ 6.62866    $ 8.45227        5,708
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009...........  $ 6.68338    $ 8.31141            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009...........  $ 7.33097    $ 8.86793       29,625
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12451            0
   01/01/2009 to 12/31/2009...........  $ 7.12451    $ 8.84721            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959        4,254
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19243        5,320
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009...........  $ 7.49086    $ 8.90284            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62849         0
   01/01/2009 to 12/31/2009...........  $ 7.62849    $ 9.48655         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36236         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77422         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29611         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28629         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.25%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.25%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24152    $11.04445         0
   01/01/2008 to 12/31/2008...........  $11.04445    $ 5.37533         0
   01/01/2009 to 12/31/2009...........  $ 5.37533    $ 7.11204         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12975    $10.33392         0
   01/01/2008 to 12/31/2008...........  $10.33392    $ 5.82845         0
   01/01/2009 to 12/31/2009...........  $ 5.82845    $ 7.32065         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09050    $ 9.46330         0
   01/01/2008 to 12/31/2008...........  $ 9.46330    $ 5.37837         0
   01/01/2009 to 12/31/2009...........  $ 5.37837    $ 6.51148         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07317    $10.18268         0
   01/01/2008 to 12/31/2008...........  $10.18268    $ 5.90611         0
   01/01/2009 to 12/31/2009...........  $ 5.90611    $ 6.88429         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08286    $ 9.72566         0
   01/01/2008 to 12/31/2008...........  $ 9.72566    $ 5.82874         0
   01/01/2009 to 12/31/2009...........  $ 5.82874    $ 6.94419         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06566    $ 9.53605         0
   01/01/2008 to 12/31/2008...........  $ 9.53605    $ 6.08557         0
   01/01/2009 to 12/31/2009...........  $ 6.08557    $ 7.00925         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08161    $10.39352         0
   01/01/2008 to 12/31/2008...........  $10.39352    $ 7.09576         0
   01/01/2009 to 12/31/2009...........  $ 7.09576    $ 8.84173         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008...........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009...........  $ 6.93900    $ 8.43907      103,608
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008...........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009...........  $ 6.61333    $ 8.10575       29,699
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008...........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009...........  $ 5.93547    $ 7.65792            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008...........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009...........  $ 7.26485    $ 8.76001        5,968
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07742    $ 9.79053            0
   01/01/2008 to 12/31/2008...........  $ 9.79053    $ 6.00324            0
   01/01/2009 to 12/31/2009...........  $ 6.00324    $ 6.94298            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05097    $11.21223            0
   01/01/2008 to 12/31/2008...........  $11.21223    $ 6.30059            0
   01/01/2009 to 12/31/2009...........  $ 6.30059    $ 7.55208            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008...........  $ 8.81330    $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008...........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009...........  $ 5.57163    $ 7.22865            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008...........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009...........  $ 7.79152    $ 9.29772       29,382
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13366    $10.38560            0
   01/01/2008 to 12/31/2008...........  $10.38560    $ 6.06661            0
   01/01/2009 to 12/31/2009...........  $ 6.06661    $ 8.86369            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01047    $10.50020         0
   01/01/2008 to 12/31/2008...........  $10.50020    $ 7.64586         0
   01/01/2009 to 12/31/2009...........  $ 7.64586    $10.13591         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12362    $10.40181         0
   01/01/2008 to 12/31/2008...........  $10.40181    $ 6.02276         0
   01/01/2009 to 12/31/2009...........  $ 6.02276    $ 9.25287         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18169    $10.31917         0
   01/01/2008 to 12/31/2008...........  $10.31917    $ 5.91568         0
   01/01/2009 to 12/31/2009...........  $ 5.91568    $ 7.86117         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09172    $ 9.53794         0
   01/01/2008 to 12/31/2008...........  $ 9.53794    $ 5.45762         0
   01/01/2009 to 12/31/2009...........  $ 5.45762    $ 6.37465         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008...........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009...........  $ 7.78667    $10.25013         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008...........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009...........  $ 5.95100    $ 7.55184         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008...........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009...........  $ 6.71901    $ 8.64125         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008...........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009...........  $ 6.69032    $ 8.13318         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008...........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009...........  $ 5.88593    $ 7.99459         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15795    $10.47719            0
   01/01/2008 to 12/31/2008...........  $10.47719    $ 5.82159            0
   01/01/2009 to 12/31/2009...........  $ 5.82159    $ 7.38931            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10429    $10.00185            0
   01/01/2008 to 12/31/2008...........  $10.00185    $ 5.64787            0
   01/01/2009 to 12/31/2009...........  $ 5.64787    $ 7.76834            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99817    $10.31976            0
   01/01/2008 to 12/31/2008...........  $10.31976    $10.20502            0
   01/01/2009 to 12/31/2009...........  $10.20502    $11.00111            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05193    $10.46930            0
   01/01/2008 to 12/31/2008...........  $10.46930    $ 8.24363        7,614
   01/01/2009 to 12/31/2009...........  $ 8.24363    $ 9.67745        7,605
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008...........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009...........  $ 6.48284    $ 8.05172            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008...........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009...........  $ 7.37218    $ 8.95004       21,617
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00660    $10.58572            0
   01/01/2008 to 12/31/2008...........  $10.58572    $10.10058            0
   01/01/2009 to 12/31/2009...........  $10.10058    $11.07476            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.17994    $11.61278            0
   01/01/2008 to 12/31/2008...........  $11.61278    $ 5.67991            0
   01/01/2009 to 12/31/2009...........  $ 5.67991    $ 8.29598            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008...........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009...........  $ 7.18015    $ 8.86174        4,268
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12407    $10.53944        3,839
   01/01/2008 to 12/31/2008...........  $10.53944    $ 6.11107        7,192
   01/01/2009 to 12/31/2009...........  $ 6.11107    $ 7.52883        7,929

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008...........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009...........  $ 6.66519    $ 8.07303       36,333
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18829    $10.44818            0
   01/01/2008 to 12/31/2008...........  $10.44818    $ 5.72167            0
   01/01/2009 to 12/31/2009...........  $ 5.72167    $ 7.30212            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98954    $10.57963            0
   01/01/2008 to 12/31/2008...........  $10.57963    $10.11299            0
   01/01/2009 to 12/31/2009...........  $10.11299    $11.52465            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008...........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009...........  $ 6.25989    $ 8.19774            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99949    $10.10594            0
   01/01/2008 to 12/31/2008...........  $10.10594    $10.13142            0
   01/01/2009 to 12/31/2009...........  $10.13142    $ 9.93250            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14498    $10.05385            0
   01/01/2008 to 12/31/2008...........  $10.05385    $ 5.84358            0
   01/01/2009 to 12/31/2009...........  $ 5.84358    $ 8.76503            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24471            0
   01/01/2009 to 12/31/2009...........  $ 9.24471    $10.09245            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66602            0
   AST Bond Portfolio 2019............
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56692            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09787            0
   01/01/2009 to 12/31/2009...........  $ 6.09787    $ 8.05662            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55968           0
   01/01/2009 to 12/31/2009...........  $ 5.55968    $ 9.05371           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45395           0
   01/01/2009 to 11/13/2009...........  $ 7.45395    $ 8.29610           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61786       2,993
   01/01/2009 to 12/31/2009...........  $ 6.61786    $ 8.41779       2,428
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67241           0
   01/01/2009 to 12/31/2009...........  $ 6.67241    $ 8.27737           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31892           0
   01/01/2009 to 12/31/2009...........  $ 7.31892    $ 8.83168           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11280           0
   01/01/2009 to 12/31/2009...........  $ 7.11280    $ 8.81105           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58712           0
   01/01/2009 to 12/31/2009...........  $ 7.58712    $ 9.15495           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47848           0
   01/01/2009 to 12/31/2009...........  $ 7.47848    $ 8.86641           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61996           0
   01/01/2009 to 12/31/2009...........  $ 7.61996    $ 9.45270           0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60029           0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24215           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29276           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28296           0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24253    $11.10310         0
   01/01/2008 to 12/31/2008...........  $11.10310    $ 5.47103         0
   01/01/2009 to 12/31/2009...........  $ 5.47103    $ 7.32822         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13076    $10.38882         0
   01/01/2008 to 12/31/2008...........  $10.38882    $ 5.93223         0
   01/01/2009 to 12/31/2009...........  $ 5.93223    $ 7.54334         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09151    $ 9.51355         0
   01/01/2008 to 12/31/2008...........  $ 9.51355    $ 5.47408         0
   01/01/2009 to 12/31/2009...........  $ 5.47408    $ 6.70961         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008...........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009...........  $ 6.01128    $ 7.09375         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08387    $ 9.77734         0
   01/01/2008 to 12/31/2008...........  $ 9.77734    $ 5.93256         0
   01/01/2009 to 12/31/2009...........  $ 5.93256    $ 7.15556         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06667    $ 9.58676         0
   01/01/2008 to 12/31/2008...........  $ 9.58676    $ 6.19386         0
   01/01/2009 to 12/31/2009...........  $ 6.19386    $ 7.22248         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08262    $10.44865         0
   01/01/2008 to 12/31/2008...........  $10.44865    $ 7.22179         0
   01/01/2009 to 12/31/2009...........  $ 7.22179    $ 9.11023         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09360    $10.46353         0
   01/01/2008 to 12/31/2008...........  $10.46353    $ 7.06233         0
   01/01/2009 to 12/31/2009...........  $ 7.06233    $ 8.69541         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11673    $10.44905         0
   01/01/2008 to 12/31/2008...........  $10.44905    $ 6.73091         0
   01/01/2009 to 12/31/2009...........  $ 6.73091    $ 8.35219         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10647    $ 9.39461         0
   01/01/2008 to 12/31/2008...........  $ 9.39461    $ 6.04131         0
   01/01/2009 to 12/31/2009...........  $ 6.04131    $ 7.89121         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07738    $10.47416         0
   01/01/2008 to 12/31/2008...........  $10.47416    $ 7.39401         0
   01/01/2009 to 12/31/2009...........  $ 7.39401    $ 9.02623         0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07843    $ 9.84245         0
   01/01/2008 to 12/31/2008...........  $ 9.84245    $ 6.11002         0
   01/01/2009 to 12/31/2009...........  $ 6.11002    $ 7.15406         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05198    $11.27163         0
   01/01/2008 to 12/31/2008...........  $11.27163    $ 6.41269         0
   01/01/2009 to 12/31/2009...........  $ 6.41269    $ 7.78174         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12790    $ 8.86015         0
   01/01/2008 to 07/18/2008...........  $ 8.86015    $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09580    $10.24457         0
   01/01/2008 to 12/31/2008...........  $10.24457    $ 5.67083         0
   01/01/2009 to 12/31/2009...........  $ 5.67083    $ 7.44861         0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08369    $ 9.72186         0
   01/01/2008 to 12/31/2008...........  $ 9.72186    $ 7.92991         0
   01/01/2009 to 12/31/2009...........  $ 7.92991    $ 9.58003         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008...........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009...........  $ 6.17458    $ 9.13337         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01148    $10.55596         0
   01/01/2008 to 12/31/2008...........  $10.55596    $ 7.78172         0
   01/01/2009 to 12/31/2009...........  $ 7.78172    $10.44365         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008...........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009...........  $ 6.12993    $ 9.53431         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008...........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009...........  $ 6.02093    $ 8.10028         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008...........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009...........  $ 5.55478    $ 6.56849         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00764    $10.42944         0
   01/01/2008 to 12/31/2008...........  $10.42944    $ 7.92501         0
   01/01/2009 to 12/31/2009...........  $ 7.92501    $10.56148         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13369    $10.85812         0
   01/01/2008 to 12/31/2008...........  $10.85812    $ 6.05687         0
   01/01/2009 to 12/31/2009...........  $ 6.05687    $ 7.78148         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15708    $10.46349         0
   01/01/2008 to 12/31/2008...........  $10.46349    $ 6.83847         0
   01/01/2009 to 12/31/2009...........  $ 6.83847    $ 8.90397         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10918    $10.79702         0
   01/01/2008 to 12/31/2008...........  $10.79702    $ 6.80925         0
   01/01/2009 to 12/31/2009...........  $ 6.80925    $ 8.38024         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07817    $ 9.77879         0
   01/01/2008 to 12/31/2008...........  $ 9.77879    $ 5.99070         0
   01/01/2009 to 12/31/2009...........  $ 5.99070    $ 8.23780         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15896    $10.53280         0
   01/01/2008 to 12/31/2008...........  $10.53280    $ 5.92524         0
   01/01/2009 to 12/31/2009...........  $ 5.92524    $ 7.61412         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10530    $10.05498         0
   01/01/2008 to 12/31/2008...........  $10.05498    $ 5.74837         0
   01/01/2009 to 12/31/2009...........  $ 5.74837    $ 8.00467         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99918    $10.37452         0
   01/01/2008 to 12/31/2008...........  $10.37452    $10.38622         0
   01/01/2009 to 12/31/2009...........  $10.38622    $11.33515         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05295    $10.52485         0
   01/01/2008 to 12/31/2008...........  $10.52485    $ 8.39002         0
   01/01/2009 to 12/31/2009...........  $ 8.39002    $ 9.97136         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09341    $ 9.48190         0
   01/01/2008 to 12/31/2008...........  $ 9.48190    $ 6.59820         0
   01/01/2009 to 12/31/2009...........  $ 6.59820    $ 8.29667         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07042    $10.23309         0
   01/01/2008 to 12/31/2008...........  $10.23309    $ 7.50318         0
   01/01/2009 to 12/31/2009...........  $ 7.50318    $ 9.22207         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00761    $10.64189         0
   01/01/2008 to 12/31/2008...........  $10.64189    $10.27989         0
   01/01/2009 to 12/31/2009...........  $10.27989    $11.41118         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18095    $11.67442         0
   01/01/2008 to 12/31/2008...........  $11.67442    $ 5.78102         0
   01/01/2009 to 12/31/2009...........  $ 5.78102    $ 8.54834         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11525    $10.51454         0
   01/01/2008 to 12/31/2008...........  $10.51454    $ 7.30766         0
   01/01/2009 to 12/31/2009...........  $ 7.30766    $ 9.13083         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008...........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009...........  $ 6.21978    $ 7.75771         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008...........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009...........  $ 6.78372    $ 8.31836         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18930    $10.50364         0
   01/01/2008 to 12/31/2008...........  $10.50364    $ 5.82357         0
   01/01/2009 to 12/31/2009...........  $ 5.82357    $ 7.52432         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99055    $10.63572         0
   01/01/2008 to 12/31/2008...........  $10.63572    $10.29238         0
   01/01/2009 to 12/31/2009...........  $10.29238    $11.87444         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09728    $ 9.89974         0
   01/01/2008 to 12/31/2008...........  $ 9.89974    $ 6.37126         0
   01/01/2009 to 12/31/2009...........  $ 6.37126    $ 8.44705         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00050    $10.15956         0
   01/01/2008 to 12/31/2008...........  $10.15956    $10.31135         0
   01/01/2009 to 12/31/2009...........  $10.31135    $10.23406         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14599    $10.10721         0
   01/01/2008 to 12/31/2008...........  $10.10721    $ 5.94755         0
   01/01/2009 to 12/31/2009...........  $ 5.94755    $ 9.03144         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774         0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37350         0
   01/01/2009 to 12/31/2009...........  $ 9.37350    $10.35986         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009...........  $ 6.13222    $ 8.20258         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093         0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21740         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009...........  $ 7.49592    $ 8.43263         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67266         0
   01/01/2009 to 12/31/2009...........  $ 6.67266    $ 8.59277         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72781         0
   01/01/2009 to 12/31/2009...........  $ 6.72781    $ 8.44964         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37967         0
   01/01/2009 to 12/31/2009...........  $ 7.37967    $ 9.01533         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17177         0
   01/01/2009 to 12/31/2009...........  $ 7.17177    $ 8.99415         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64996         0
   01/01/2009 to 12/31/2009...........  $ 7.64996    $ 9.34522         0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057         0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05088         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66278         0
   01/01/2009 to 12/31/2009...........  $ 7.66278    $ 9.62363         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30942         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29960         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.85%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08038     $5.18571         0
   01/01/2009 to 12/31/2009...........  $ 5.18571     $6.88807         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12662     $6.08294         0
   01/01/2009 to 12/31/2009...........  $ 6.08294     $7.67028         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17686     $6.09430         0
   01/01/2009 to 12/31/2009...........  $ 6.09430     $7.40731         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.20081     $6.47825         0
   01/01/2009 to 12/31/2009...........  $ 6.47825     $7.58091         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.18571     $6.84139         0
   01/01/2009 to 12/31/2009...........  $ 6.84139     $7.91084         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08669     $7.08517         0
   01/01/2009 to 12/31/2009...........  $ 7.08517     $8.86334         0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10163     $6.97434         0
   01/01/2009 to 12/31/2009...........  $ 6.97434     $8.51531         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10883     $6.72383         0
   01/01/2009 to 12/31/2009...........  $ 6.72383     $8.27370         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.27058     $5.85482           0
   01/01/2009 to 12/31/2009...........  $ 5.85482     $7.58369           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08453     $7.21633           0
   01/01/2009 to 12/31/2009...........  $ 7.21633     $8.73576           0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.16813     $6.55875           0
   01/01/2009 to 12/31/2009...........  $ 6.55875     $7.61523           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19804     $6.35789           0
   01/01/2009 to 12/31/2009...........  $ 6.35789     $7.65070           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $10.21516     $9.51253           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17494     $6.22217           0
   01/01/2009 to 12/31/2009...........  $ 6.22217     $8.10434           0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.13117     $7.75979       1,032
   01/01/2009 to 12/31/2009...........  $ 7.75979     $9.29623       1,021
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15021     $6.19341           0
   01/01/2009 to 12/31/2009...........  $ 6.19341     $9.08459           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.01222     $7.25173           0
   01/01/2009 to 12/31/2009...........  $ 7.25173     $9.65130           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12061     $5.92914           0
   01/01/2009 to 12/31/2009...........  $ 5.92914     $9.14490           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06984     $5.94632           0
   01/01/2009 to 12/31/2009...........  $ 5.94632     $7.93296           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17937     $6.09777           0
   01/01/2009 to 12/31/2009...........  $ 6.09777     $7.15034           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.01668    $ 7.54848         0
   01/01/2009 to 12/31/2009...........  $ 7.54848    $ 9.97573         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10608    $ 6.05242         0
   01/01/2009 to 12/31/2009...........  $ 6.05242    $ 7.71076         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11881    $ 6.71476         0
   01/01/2009 to 12/31/2009...........  $ 6.71476    $ 8.66979         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.13424    $ 6.56429         0
   01/01/2009 to 12/31/2009...........  $ 6.56429    $ 8.01120         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.18391    $ 6.17834         0
   01/01/2009 to 12/31/2009...........  $ 6.17834    $ 8.42474         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10239    $ 6.18965         0
   01/01/2009 to 12/31/2009...........  $ 6.18965    $ 7.88747         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.07330    $ 5.92091         0
   01/01/2009 to 12/31/2009...........  $ 5.92091    $ 8.17592         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.99950    $ 9.75613         0
   01/01/2009 to 12/31/2009...........  $ 9.75613    $10.55860         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.05933    $ 8.00066         0
   01/01/2009 to 12/31/2009...........  $ 8.00066    $ 9.42913         0
AST SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.06879    $ 7.55512         0
   01/01/2009 to 12/31/2009...........  $ 7.55512    $ 9.42045         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09538    $ 7.44707         0
   01/01/2009 to 12/31/2009...........  $ 7.44707    $ 9.07651         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.96092    $ 9.19113         0
   01/01/2009 to 12/31/2009...........  $ 9.19113    $10.11731         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.86542    $ 4.67759           0
   01/01/2009 to 12/31/2009...........  $ 4.67759    $ 6.85892           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06846    $ 7.03543           0
   01/01/2009 to 12/31/2009...........  $ 7.03543    $ 8.71729           0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11404    $ 6.08863       1,214
   01/01/2009 to 12/31/2009...........  $ 6.08863    $ 7.53059           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12540    $ 6.74467           0
   01/01/2009 to 12/31/2009...........  $ 6.74467    $ 8.20138           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06690    $ 5.85605           0
   01/01/2009 to 12/31/2009...........  $ 5.85605    $ 7.50309           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02358    $ 9.37569           0
   01/01/2009 to 12/31/2009...........  $ 9.37569    $10.72646           0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.00016    $10.01676       9,489
   01/01/2009 to 12/31/2009...........  $10.01676    $ 9.85885       7,675
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17984    $ 6.21461           0
   01/01/2009 to 12/31/2009...........  $ 6.21461    $ 9.35809           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.00920    $ 9.08154           0
   01/01/2009 to 12/31/2009...........  $ 9.08154    $ 9.95339           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02968    $12.16380       4,495
   01/01/2009 to 12/31/2009...........  $12.16380    $11.22005       7,358
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02965    $12.22101           0
   01/01/2009 to 12/31/2009...........  $12.22101    $11.07479           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17517    $ 6.10870           0
   01/01/2009 to 12/31/2009...........  $ 6.10870    $ 8.10274           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10124     $5.56959           0
   01/01/2009 to 12/31/2009...........  $ 5.56959     $9.10550           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99850     $7.46726           0
   01/01/2009 to 11/13/2009...........  $ 7.46726     $8.33921           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07806     $6.63510       8,338
   01/01/2009 to 12/31/2009...........  $ 6.63510     $8.47299       6,541
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09923     $6.68990           0
   01/01/2009 to 12/31/2009...........  $ 6.68990     $8.33178           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08105     $7.33816           0
   01/01/2009 to 12/31/2009...........  $ 7.33816     $8.88974           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11174     $7.13151           0
   01/01/2009 to 12/31/2009...........  $ 7.13151     $8.86891           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08923     $7.60692           0
   01/01/2009 to 12/31/2009...........  $ 7.60692     $9.21493           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10356     $7.49813           0
   01/01/2009 to 12/31/2009...........  $ 7.49813     $8.92458           0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18836     $6.45628           0
   01/01/2009 to 12/31/2009...........  $ 6.45628     $8.29575           0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07238     $6.19211           0
   01/01/2009 to 12/31/2009...........  $ 6.19211     $8.40894           0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22851     $7.17028           0
   01/01/2009 to 12/31/2009...........  $ 7.17028     $8.47617           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11351     $6.80139         0
   01/01/2009 to 12/31/2009...........  $ 6.80139     $8.42525         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26795     $7.03392         0
   01/01/2009 to 12/31/2009...........  $ 7.03392     $9.03342         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08894     $7.66221         0
   01/01/2009 to 12/31/2009...........  $ 7.66221     $9.14524         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38565     $5.26565         0
   01/01/2009 to 12/31/2009...........  $ 5.26565     $5.94594         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15187     $8.32611         0
   01/01/2009 to 12/31/2009...........  $ 8.32611     $9.77331         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25886     $5.51137         0
   01/01/2009 to 12/31/2009...........  $ 5.51137     $6.92070         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27808     $7.25976         0
   01/01/2009 to 12/31/2009...........  $ 7.25976     $7.64946         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09853     $7.20642         0
   01/01/2009 to 12/31/2009...........  $ 7.20642     $7.83486         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16538     $6.08946         0
   01/01/2009 to 12/31/2009...........  $ 6.08946     $7.41951         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11061     $6.70828         0
   01/01/2009 to 12/31/2009...........  $ 6.70828     $8.54469         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24139     $6.26405         0
   01/01/2009 to 12/31/2009...........  $ 6.26405     $7.34729         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03338     $7.63352         0
   01/01/2009 to 12/31/2009...........  $ 7.63352     $9.50683         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99899    $ 9.37633         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99899    $ 8.78721         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14526    $10.29807         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08388    $10.28829         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.00%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.49604     $5.39424        1,348
   01/01/2009 to 12/31/2009...........  $ 5.39424     $7.15452            0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.74663     $5.84907            0
   01/01/2009 to 12/31/2009...........  $ 5.84907     $7.36456            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.02155     $5.39723            0
   01/01/2009 to 12/31/2009...........  $ 5.39723     $6.55037        3,892
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34177     $5.92701        2,881
   01/01/2009 to 12/31/2009...........  $ 5.92701     $6.92560            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.29071     $5.84939            0
   01/01/2009 to 12/31/2009...........  $ 5.84939     $6.98586            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.10124     $6.10700            0
   01/01/2009 to 12/31/2009...........  $ 6.10700     $7.05119            0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.14713     $7.12072        5,321
   01/01/2009 to 12/31/2009...........  $ 7.12072     $8.89454        7,095
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09551     $6.96330       21,165
   01/01/2009 to 12/31/2009...........  $ 6.96330     $8.48932       29,611

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009...........  $ 6.63661    $ 8.15440        6,851
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009...........  $ 5.95633    $ 7.70368            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19781    $ 7.29038       79,410
   01/01/2009 to 12/31/2009...........  $ 7.29038    $ 8.81240      113,007
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34863    $ 6.02426            0
   01/01/2009 to 12/31/2009...........  $ 6.02426    $ 6.98434            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15161    $ 6.32280            0
   01/01/2009 to 12/31/2009...........  $ 6.32280    $ 7.59732            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.66823    $ 8.06950            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009...........  $ 5.59124    $ 7.27185            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.21811    $ 7.81882        2,069
   01/01/2009 to 12/31/2009...........  $ 7.81882    $ 9.35320        3,349
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98704    $ 6.08795            0
   01/01/2009 to 12/31/2009...........  $ 6.08795    $ 8.91680            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.60380    $ 7.67272            0
   01/01/2009 to 12/31/2009...........  $ 7.67272    $10.19632            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.32662    $ 6.04394            0
   01/01/2009 to 12/31/2009...........  $ 6.04394    $ 9.30832          341
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06285    $ 5.93648        2,858
   01/01/2009 to 12/31/2009...........  $ 5.93648    $ 7.90824        2,426

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.15168    $ 5.47685            0
   01/01/2009 to 12/31/2009...........  $ 5.47685    $ 6.41273            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.37930    $ 7.81406            0
   01/01/2009 to 12/31/2009...........  $ 7.81406    $10.31155            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98124    $ 5.97186            0
   01/01/2009 to 12/31/2009...........  $ 5.97186    $ 7.59687        2,099
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17077    $ 6.74262            0
   01/01/2009 to 12/31/2009...........  $ 6.74262    $ 8.69300            0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.37511    $ 6.71375            0
   01/01/2009 to 12/31/2009...........  $ 6.71375    $ 8.18166            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.74562    $ 5.90672            0
   01/01/2009 to 12/31/2009...........  $ 5.90672    $ 8.04258          788
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.54437    $ 5.84206            0
   01/01/2009 to 12/31/2009...........  $ 5.84206    $ 7.43344            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.65192    $ 5.66775            0
   01/01/2009 to 12/31/2009...........  $ 5.66775    $ 7.81493            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009...........  $10.24080    $11.06679            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009...........  $ 8.27260    $ 9.73531       43,451
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009...........  $ 6.50560    $ 8.09990            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009...........  $ 7.39806    $ 9.00350       31,614

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.99567    $10.13609            0
   01/01/2009 to 12/31/2009...........  $10.13609    $11.14105            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $12.03339    $ 5.69990            0
   01/01/2009 to 12/31/2009...........  $ 5.69990    $ 8.34555            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.32163    $ 7.20529        2,651
   01/01/2009 to 12/31/2009...........  $ 7.20529    $ 8.91466        3,289
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009...........  $ 6.13261    $ 7.57385       33,561
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009...........  $ 6.68856    $ 8.12119       12,852
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.87987    $ 5.74172        1,274
   01/01/2009 to 12/31/2009...........  $ 5.74172    $ 7.34575            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009...........  $10.14838    $11.59335       21,614
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009...........  $ 6.28194    $ 8.24680            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15985    $10.16688        4,229
   01/01/2009 to 12/31/2009...........  $10.16688    $ 9.99180            1
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009...........  $ 5.86411    $ 8.81748            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.22718    $ 9.27028            0
   01/01/2009 to 12/31/2009...........  $ 9.27028    $10.14521            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009...........  $10.76729    $11.74908       15,314

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009...........  $12.15196    $11.19256          284
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009...........  $12.20922    $11.04775       19,466
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10465            0
   01/01/2009 to 12/31/2009...........  $ 6.10465    $ 8.08534            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56589            0
   01/01/2009 to 12/31/2009...........  $ 5.56589    $ 9.08604            0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46229          447
   01/01/2009 to 11/13/2009...........  $ 7.46229    $ 8.32307            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62866        4,343
   01/01/2009 to 12/31/2009...........  $ 6.62866    $ 8.45227        5,708
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009...........  $ 6.68338    $ 8.31141            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009...........  $ 7.33097    $ 8.86793       29,625
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12451            0
   01/01/2009 to 12/31/2009...........  $ 7.12451    $ 8.84721            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959        4,254
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19243        5,320
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009...........  $ 7.49086    $ 8.90284            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18832     $6.44991         0
   01/01/2009 to 12/31/2009...........  $ 6.44991     $8.27544         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07235     $6.18606         0
   01/01/2009 to 12/31/2009...........  $ 6.18606     $8.38835         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22847     $7.16333         0
   01/01/2009 to 12/31/2009...........  $ 7.16333     $8.45551         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11347     $6.79467         0
   01/01/2009 to 12/31/2009...........  $ 6.79467     $8.40444         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26792     $7.02704         0
   01/01/2009 to 12/31/2009...........  $ 7.02704     $9.01120         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08890     $7.65473         0
   01/01/2009 to 12/31/2009...........  $ 7.65473     $9.12280         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38561     $5.26039         0
   01/01/2009 to 12/31/2009...........  $ 5.26039     $5.93110         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15183     $8.31794         0
   01/01/2009 to 12/31/2009...........  $ 8.31794     $9.74937         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25882     $5.50598         0
   01/01/2009 to 12/31/2009...........  $ 5.50598     $6.90377         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27804     $7.25266         0
   01/01/2009 to 12/31/2009...........  $ 7.25266     $7.63063         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09850     $7.19946         0
   01/01/2009 to 12/31/2009...........  $ 7.19946     $7.81582         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16534     $6.08347         0
   01/01/2009 to 12/31/2009...........  $ 6.08347     $7.40125         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11057    $ 6.70173         0
   01/01/2009 to 12/31/2009...........  $ 6.70173    $ 8.52372         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24135    $ 6.25788         0
   01/01/2009 to 12/31/2009...........  $ 6.25788    $ 7.32913         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62849         0
   01/01/2009 to 12/31/2009...........  $ 7.62849    $ 9.48655         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36236         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77422         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29611         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28629         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.10%) OR
                      TRUEACCUMULATION HD 60 BPS (2.10%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24164    $11.05145            0
   01/01/2008 to 12/31/2008...........  $11.05145    $ 5.38671            0
   01/01/2009 to 12/31/2009...........  $ 5.38671    $ 7.13750            0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12987    $10.34051            0
   01/01/2008 to 12/31/2008...........  $10.34051    $ 5.84082            0
   01/01/2009 to 12/31/2009...........  $ 5.84082    $ 7.34699            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09062    $ 9.46923            0
   01/01/2008 to 12/31/2008...........  $ 9.46923    $ 5.38974            0
   01/01/2009 to 12/31/2009...........  $ 5.38974    $ 6.53486            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07329    $10.18914            0
   01/01/2008 to 12/31/2008...........  $10.18914    $ 5.91860            0
   01/01/2009 to 12/31/2009...........  $ 5.91860    $ 6.90906            0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08298    $ 9.73188            0
   01/01/2008 to 12/31/2008...........  $ 9.73188    $ 5.84112            0
   01/01/2009 to 12/31/2009...........  $ 5.84112    $ 6.96923            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06578    $ 9.54208            0
   01/01/2008 to 12/31/2008...........  $ 9.54208    $ 6.09835            0
   01/01/2009 to 12/31/2009...........  $ 6.09835    $ 7.03429            0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08173    $10.40014        6,449
   01/01/2008 to 12/31/2008...........  $10.40014    $ 7.11067        2,306
   01/01/2009 to 12/31/2009...........  $ 7.11067    $ 8.87338       10,482

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09271    $10.41494      157,484
   01/01/2008 to 12/31/2008...........  $10.41494    $ 6.95362      108,570
   01/01/2009 to 12/31/2009...........  $ 6.95362    $ 8.46930      115,425
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11584    $10.40053      132,575
   01/01/2008 to 12/31/2008...........  $10.40053    $ 6.62728       60,457
   01/01/2009 to 12/31/2009...........  $ 6.62728    $ 8.13484       71,028
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10558    $ 9.35089            0
   01/01/2008 to 12/31/2008...........  $ 9.35089    $ 5.94805            0
   01/01/2009 to 12/31/2009...........  $ 5.94805    $ 7.68548            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07648    $10.42547       23,605
   01/01/2008 to 12/31/2008...........  $10.42547    $ 7.28022       22,539
   01/01/2009 to 12/31/2009...........  $ 7.28022    $ 8.79140       22,771
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07754    $ 9.79668            0
   01/01/2008 to 12/31/2008...........  $ 9.79668    $ 6.01589            0
   01/01/2009 to 12/31/2009...........  $ 6.01589    $ 6.96779            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05109    $11.21928            0
   01/01/2008 to 12/31/2008...........  $11.21928    $ 6.31385            0
   01/01/2009 to 12/31/2009...........  $ 6.31385    $ 7.57912            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12701    $ 8.81881            0
   01/01/2008 to 07/18/2008...........  $ 8.81881    $ 8.06178            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09491    $10.19690            0
   01/01/2008 to 12/31/2008...........  $10.19690    $ 5.58338            0
   01/01/2009 to 12/31/2009...........  $ 5.58338    $ 7.25452            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08280    $ 9.67660       93,467
   01/01/2008 to 12/31/2008...........  $ 9.67660    $ 7.80791       34,768
   01/01/2009 to 12/31/2009...........  $ 7.80791    $ 9.33096       50,079
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13378    $10.39215            0
   01/01/2008 to 12/31/2008...........  $10.39215    $ 6.07940            0
   01/01/2009 to 12/31/2009...........  $ 6.07940    $ 8.89546            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01059    $10.50680         0
   01/01/2008 to 12/31/2008...........  $10.50680    $ 7.66190         0
   01/01/2009 to 12/31/2009...........  $ 7.66190    $10.17204         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12374    $10.40831         0
   01/01/2008 to 12/31/2008...........  $10.40831    $ 6.03549         0
   01/01/2009 to 12/31/2009...........  $ 6.03549    $ 9.28613         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18181    $10.32559         0
   01/01/2008 to 12/31/2008...........  $10.32559    $ 5.92811         0
   01/01/2009 to 12/31/2009...........  $ 5.92811    $ 7.88925         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09184    $ 9.54402         0
   01/01/2008 to 12/31/2008...........  $ 9.54402    $ 5.46911         0
   01/01/2009 to 12/31/2009...........  $ 5.46911    $ 6.39755         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00675    $10.38092         0
   01/01/2008 to 12/31/2008...........  $10.38092    $ 7.80300         0
   01/01/2009 to 12/31/2009...........  $ 7.80300    $10.28687         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13280    $10.80754         0
   01/01/2008 to 12/31/2008...........  $10.80754    $ 5.96346         0
   01/01/2009 to 12/31/2009...........  $ 5.96346    $ 7.57875         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15619    $10.41485         0
   01/01/2008 to 12/31/2008...........  $10.41485    $ 6.73316         0
   01/01/2009 to 12/31/2009...........  $ 6.73316    $ 8.67215         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10829    $10.74686         0
   01/01/2008 to 12/31/2008...........  $10.74686    $ 6.70436         0
   01/01/2009 to 12/31/2009...........  $ 6.70436    $ 8.16203         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07728    $ 9.73328         0
   01/01/2008 to 12/31/2008...........  $ 9.73328    $ 5.89835         0
   01/01/2009 to 12/31/2009...........  $ 5.89835    $ 8.02315         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15807    $10.48386            0
   01/01/2008 to 12/31/2008...........  $10.48386    $ 5.83391            0
   01/01/2009 to 12/31/2009...........  $ 5.83391    $ 7.41584            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10441    $10.00821            0
   01/01/2008 to 12/31/2008...........  $10.00821    $ 5.65978            0
   01/01/2009 to 12/31/2009...........  $ 5.65978    $ 7.79620            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99829    $10.32629            0
   01/01/2008 to 12/31/2008...........  $10.32629    $10.22650            0
   01/01/2009 to 12/31/2009...........  $10.22650    $11.04052            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05206    $10.47598       22,715
   01/01/2008 to 12/31/2008...........  $10.47598    $ 8.26107       40,055
   01/01/2009 to 12/31/2009...........  $ 8.26107    $ 9.71216      119,615
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09252    $ 9.43781            0
   01/01/2008 to 12/31/2008...........  $ 9.43781    $ 6.49656            0
   01/01/2009 to 12/31/2009...........  $ 6.49656    $ 8.08080            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06952    $10.18543       83,481
   01/01/2008 to 12/31/2008...........  $10.18543    $ 7.38762       88,903
   01/01/2009 to 12/31/2009...........  $ 7.38762    $ 8.98204       96,723
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00672    $10.59242            0
   01/01/2008 to 12/31/2008...........  $10.59242    $10.12189            0
   01/01/2009 to 12/31/2009...........  $10.12189    $11.11442            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18006    $11.62021            0
   01/01/2008 to 12/31/2008...........  $11.62021    $ 5.69192            0
   01/01/2009 to 12/31/2009...........  $ 5.69192    $ 8.32575            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11436    $10.46569       10,815
   01/01/2008 to 12/31/2008...........  $10.46569    $ 7.19518       13,917
   01/01/2009 to 12/31/2009...........  $ 7.19518    $ 8.89332       17,693
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12419    $10.54610      335,447
   01/01/2008 to 12/31/2008...........  $10.54610    $ 6.12391      636,184
   01/01/2009 to 12/31/2009...........  $ 6.12391    $ 7.55570      513,417

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08854    $10.40957       63,258
   01/01/2008 to 12/31/2008...........  $10.40957    $ 6.67917       21,438
   01/01/2009 to 12/31/2009...........  $ 6.67917    $ 8.10181       24,961
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18841    $10.45478            0
   01/01/2008 to 12/31/2008...........  $10.45478    $ 5.73374            0
   01/01/2009 to 12/31/2009...........  $ 5.73374    $ 7.32827            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98966    $10.58636            0
   01/01/2008 to 12/31/2008...........  $10.58636    $10.13421            0
   01/01/2009 to 12/31/2009...........  $10.13421    $11.56573            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09639    $ 9.85369            0
   01/01/2008 to 12/31/2008...........  $ 9.85369    $ 6.27311            0
   01/01/2009 to 12/31/2009...........  $ 6.27311    $ 8.22706            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99961    $10.11238            0
   01/01/2008 to 12/31/2008...........  $10.11238    $10.15285            0
   01/01/2009 to 12/31/2009...........  $10.15285    $ 9.96797            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14510    $10.06023            0
   01/01/2008 to 12/31/2008...........  $10.06023    $ 5.85587            0
   01/01/2009 to 12/31/2009...........  $ 5.85587    $ 8.79623            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008...........  $ 9.97440    $ 9.26012            0
   01/01/2009 to 12/31/2009...........  $ 9.26012    $10.12411            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02961    $12.14399            0
   01/01/2009 to 12/31/2009...........  $12.14399    $11.17415            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02958    $12.20118            0
   01/01/2009 to 12/31/2009...........  $12.20118    $11.02963            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17497    $ 6.10192            0
   01/01/2009 to 12/31/2009...........  $ 6.10192    $ 8.07398            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10104     $5.56341            0
   01/01/2009 to 12/31/2009...........  $ 5.56341     $9.07313            0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99830     $7.45902            0
   01/01/2009 to 11/13/2009...........  $ 7.45902     $8.31239            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07800     $6.62439       13,095
   01/01/2009 to 12/31/2009...........  $ 6.62439     $8.43856       13,278
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09916     $6.67897            0
   01/01/2009 to 12/31/2009...........  $ 6.67897     $8.29786            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08098     $7.32617          928
   01/01/2009 to 12/31/2009...........  $ 7.32617     $8.85339          995
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11168     $7.11975        2,988
   01/01/2009 to 12/31/2009...........  $ 7.11975     $8.83271        2,988
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08916     $7.59467            0
   01/01/2009 to 12/31/2009...........  $ 7.59467     $9.17757            0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10349     $7.48592            0
   01/01/2009 to 12/31/2009...........  $ 7.48592     $8.88836            0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18830     $6.44572            0
   01/01/2009 to 12/31/2009...........  $ 6.44572     $8.26194            0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07232     $6.18197            0
   01/01/2009 to 12/31/2009...........  $ 6.18197     $8.37467            0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22844     $7.15854            0
   01/01/2009 to 12/31/2009...........  $ 7.15854     $8.44145            0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11344     $6.79012            0
   01/01/2009 to 12/31/2009...........  $ 6.79012     $8.39058            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26789     $7.02236            0
   01/01/2009 to 12/31/2009...........  $ 7.02236     $8.99625            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08888     $7.64976            0
   01/01/2009 to 12/31/2009...........  $ 7.64976     $9.10795            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38558     $5.25691            0
   01/01/2009 to 12/31/2009...........  $ 5.25691     $5.92130            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15181     $8.31248            0
   01/01/2009 to 12/31/2009...........  $ 8.31248     $9.73326            0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25880     $5.50233            0
   01/01/2009 to 12/31/2009...........  $ 5.50233     $6.89226            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27802     $7.24793            0
   01/01/2009 to 12/31/2009...........  $ 7.24793     $7.61825            0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09847     $7.19471            0
   01/01/2009 to 12/31/2009...........  $ 7.19471     $7.80298            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16531     $6.07943            0
   01/01/2009 to 12/31/2009...........  $ 6.07943     $7.38902            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11054     $6.69733            0
   01/01/2009 to 12/31/2009...........  $ 6.69733     $8.50977            0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24132     $6.25377            0
   01/01/2009 to 12/31/2009...........  $ 6.25377     $7.31722       28,406
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03318     $7.62511            0
   01/01/2009 to 12/31/2009...........  $ 7.62511     $9.47295            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99886     $9.35330            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 8.76565         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14506    $10.29478         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08368    $10.28497         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.25%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24152    $11.04445         0
   01/01/2008 to 12/31/2008...........  $11.04445    $ 5.37533         0
   01/01/2009 to 12/31/2009...........  $ 5.37533    $ 7.11204         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12975    $10.33392         0
   01/01/2008 to 12/31/2008...........  $10.33392    $ 5.82845         0
   01/01/2009 to 12/31/2009...........  $ 5.82845    $ 7.32065         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09050    $ 9.46330         0
   01/01/2008 to 12/31/2008...........  $ 9.46330    $ 5.37837         0
   01/01/2009 to 12/31/2009...........  $ 5.37837    $ 6.51148         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07317    $10.18268         0
   01/01/2008 to 12/31/2008...........  $10.18268    $ 5.90611         0
   01/01/2009 to 12/31/2009...........  $ 5.90611    $ 6.88429         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08286    $ 9.72566         0
   01/01/2008 to 12/31/2008...........  $ 9.72566    $ 5.82874         0
   01/01/2009 to 12/31/2009...........  $ 5.82874    $ 6.94419         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06566    $ 9.53605         0
   01/01/2008 to 12/31/2008...........  $ 9.53605    $ 6.08557         0
   01/01/2009 to 12/31/2009...........  $ 6.08557    $ 7.00925         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08161    $10.39352         0
   01/01/2008 to 12/31/2008...........  $10.39352    $ 7.09576         0
   01/01/2009 to 12/31/2009...........  $ 7.09576    $ 8.84173         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008...........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009...........  $ 6.93900    $ 8.43907      103,608
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008...........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009...........  $ 6.61333    $ 8.10575       29,699
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008...........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009...........  $ 5.93547    $ 7.65792            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008...........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009...........  $ 7.26485    $ 8.76001        5,968
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07742    $ 9.79053            0
   01/01/2008 to 12/31/2008...........  $ 9.79053    $ 6.00324            0
   01/01/2009 to 12/31/2009...........  $ 6.00324    $ 6.94298            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05097    $11.21223            0
   01/01/2008 to 12/31/2008...........  $11.21223    $ 6.30059            0
   01/01/2009 to 12/31/2009...........  $ 6.30059    $ 7.55208            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008...........  $ 8.81330    $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008...........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009...........  $ 5.57163    $ 7.22865            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008...........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009...........  $ 7.79152    $ 9.29772       29,382

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13366    $10.38560         0
   01/01/2008 to 12/31/2008...........  $10.38560    $ 6.06661         0
   01/01/2009 to 12/31/2009...........  $ 6.06661    $ 8.86369         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01047    $10.50020         0
   01/01/2008 to 12/31/2008...........  $10.50020    $ 7.64586         0
   01/01/2009 to 12/31/2009...........  $ 7.64586    $10.13591         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12362    $10.40181         0
   01/01/2008 to 12/31/2008...........  $10.40181    $ 6.02276         0
   01/01/2009 to 12/31/2009...........  $ 6.02276    $ 9.25287         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18169    $10.31917         0
   01/01/2008 to 12/31/2008...........  $10.31917    $ 5.91568         0
   01/01/2009 to 12/31/2009...........  $ 5.91568    $ 7.86117         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09172    $ 9.53794         0
   01/01/2008 to 12/31/2008...........  $ 9.53794    $ 5.45762         0
   01/01/2009 to 12/31/2009...........  $ 5.45762    $ 6.37465         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008...........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009...........  $ 7.78667    $10.25013         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008...........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009...........  $ 5.95100    $ 7.55184         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008...........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009...........  $ 6.71901    $ 8.64125         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008...........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009...........  $ 6.69032    $ 8.13318         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008...........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009...........  $ 5.88593    $ 7.99459         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15795    $10.47719            0
   01/01/2008 to 12/31/2008...........  $10.47719    $ 5.82159            0
   01/01/2009 to 12/31/2009...........  $ 5.82159    $ 7.38931            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10429    $10.00185            0
   01/01/2008 to 12/31/2008...........  $10.00185    $ 5.64787            0
   01/01/2009 to 12/31/2009...........  $ 5.64787    $ 7.76834            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99817    $10.31976            0
   01/01/2008 to 12/31/2008...........  $10.31976    $10.20502            0
   01/01/2009 to 12/31/2009...........  $10.20502    $11.00111            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05193    $10.46930            0
   01/01/2008 to 12/31/2008...........  $10.46930    $ 8.24363        7,614
   01/01/2009 to 12/31/2009...........  $ 8.24363    $ 9.67745        7,605
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008...........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009...........  $ 6.48284    $ 8.05172            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008...........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009...........  $ 7.37218    $ 8.95004       21,617
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00660    $10.58572            0
   01/01/2008 to 12/31/2008...........  $10.58572    $10.10058            0
   01/01/2009 to 12/31/2009...........  $10.10058    $11.07476            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.17994    $11.61278            0
   01/01/2008 to 12/31/2008...........  $11.61278    $ 5.67991            0
   01/01/2009 to 12/31/2009...........  $ 5.67991    $ 8.29598            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008...........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009...........  $ 7.18015    $ 8.86174        4,268
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12407    $10.53944        3,839
   01/01/2008 to 12/31/2008...........  $10.53944    $ 6.11107        7,192
   01/01/2009 to 12/31/2009...........  $ 6.11107    $ 7.52883        7,929

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008...........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009...........  $ 6.66519    $ 8.07303       36,333
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18829    $10.44818            0
   01/01/2008 to 12/31/2008...........  $10.44818    $ 5.72167            0
   01/01/2009 to 12/31/2009...........  $ 5.72167    $ 7.30212            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98954    $10.57963            0
   01/01/2008 to 12/31/2008...........  $10.57963    $10.11299            0
   01/01/2009 to 12/31/2009...........  $10.11299    $11.52465            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008...........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009...........  $ 6.25989    $ 8.19774            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99949    $10.10594            0
   01/01/2008 to 12/31/2008...........  $10.10594    $10.13142            0
   01/01/2009 to 12/31/2009...........  $10.13142    $ 9.93250            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14498    $10.05385            0
   01/01/2008 to 12/31/2008...........  $10.05385    $ 5.84358            0
   01/01/2009 to 12/31/2009...........  $ 5.84358    $ 8.76503            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260            0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24471            0
   01/01/2009 to 12/31/2009...........  $ 9.24471    $10.09245            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66602            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56692            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09787            0
   01/01/2009 to 12/31/2009...........  $ 6.09787    $ 8.05662            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092     $5.55968           0
   01/01/2009 to 12/31/2009...........  $ 5.55968     $9.05371           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818     $7.45395           0
   01/01/2009 to 11/13/2009...........  $ 7.45395     $8.29610           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796     $6.61786       2,993
   01/01/2009 to 12/31/2009...........  $ 6.61786     $8.41779       2,428
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912     $6.67241           0
   01/01/2009 to 12/31/2009...........  $ 6.67241     $8.27737           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094     $7.31892           0
   01/01/2009 to 12/31/2009...........  $ 7.31892     $8.83168           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164     $7.11280           0
   01/01/2009 to 12/31/2009...........  $ 7.11280     $8.81105           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912     $7.58712           0
   01/01/2009 to 12/31/2009...........  $ 7.58712     $9.15495           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345     $7.47848           0
   01/01/2009 to 12/31/2009...........  $ 7.47848     $8.86641           0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18826     $6.43927           0
   01/01/2009 to 12/31/2009...........  $ 6.43927     $8.24163           0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07228     $6.17591           0
   01/01/2009 to 12/31/2009...........  $ 6.17591     $8.35410           0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22840     $7.15154           0
   01/01/2009 to 12/31/2009...........  $ 7.15154     $8.42077           0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11340     $6.78353           0
   01/01/2009 to 12/31/2009...........  $ 6.78353     $8.37013           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26785     $7.01546         0
   01/01/2009 to 12/31/2009...........  $ 7.01546     $8.97435         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08884     $7.64220         0
   01/01/2009 to 12/31/2009...........  $ 7.64220     $9.08572         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38554     $5.25169         0
   01/01/2009 to 12/31/2009...........  $ 5.25169     $5.90678         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15177     $8.30432         0
   01/01/2009 to 12/31/2009...........  $ 8.30432     $9.70953         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25876     $5.49681         0
   01/01/2009 to 12/31/2009...........  $ 5.49681     $6.87529         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27798     $7.24081         0
   01/01/2009 to 12/31/2009...........  $ 7.24081     $7.59949         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09843     $7.18764         0
   01/01/2009 to 12/31/2009...........  $ 7.18764     $7.78380         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16527     $6.07342         0
   01/01/2009 to 12/31/2009...........  $ 6.07342     $7.37093         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11050     $6.69071         0
   01/01/2009 to 12/31/2009...........  $ 6.69071     $8.48889         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24128     $6.24761         0
   01/01/2009 to 12/31/2009...........  $ 6.24761     $7.29922         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306     $7.61996         0
   01/01/2009 to 12/31/2009...........  $ 7.61996     $9.45270         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817     $9.60029         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24215         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29276         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28296         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.71144    $ 6.87620           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.65184    $ 8.75462           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.66769    $ 7.00100           0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.19702    $ 8.83111           0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.06646    $ 9.92051           0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.07417    $ 7.64885           0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.03328    $ 9.28661       1,819
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.49634    $ 6.93468           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.21815    $ 7.54307           0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.11245    $10.12384           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.55699    $ 7.21994         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.03421    $ 7.98530         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.20681    $ 8.04226         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.93604    $ 8.85314         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.90312    $ 9.24189         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37788    $ 9.44603         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.03790    $ 6.36697         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.51157    $10.23808         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.94385    $ 7.54279         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.71209    $ 8.12328         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.96325    $ 7.38062         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.73792    $ 7.75926         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.24710    $ 8.18814         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.48472    $10.98807         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.41118    $11.51084         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.09682    $ 6.50369         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.46464    $ 6.93611            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.21327    $ 8.28615            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $7.39744    $ 8.93948            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.63892    $ 7.29345            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.51256    $ 8.63106            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.85897    $ 7.85183            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........   $9.99084    $11.06172            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.43606    $ 7.10356            0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.77151    $ 7.31205            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.61065    $ 8.09615       36,365
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.92544    $ 8.42904            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $7.29268    $ 8.74980            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $8.35552    $ 9.66599            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.57416    $ 8.06343        3,269
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.18437    $ 7.51985            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.16563    $ 8.85106       1,878
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74434    $ 8.27074           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43093    $ 8.82455           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22648    $ 8.80378           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.74199    $ 9.14747           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42994    $ 8.85937           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98124    $10.83235           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.37388    $10.08210           0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70316    $ 8.05078           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15559    $ 9.04724           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29212           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28232           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.61241    $ 8.41089       1,312
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........  $ 7.26059    $ 8.96705           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.25230    $ 9.07815           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........   $4.50851     $5.90187         0
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........   $7.57897     $9.70155         0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........   $5.83384     $7.36507         0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........   $6.59483     $8.34729         0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........   $6.40367     $8.23472         0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........   $4.71423     $6.86971         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........   $6.66099     $8.36326         0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........   $6.76369     $8.41396         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........   $7.00314     $7.59340         0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........   $6.50308     $7.77748         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........   $6.76288     $8.48191         0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........   $5.76993     $7.29331         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.35%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.46863     $5.36782         0
   01/01/2009 to 12/31/2009...........  $ 5.36782     $7.09511         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.72112     $5.82033         0
   01/01/2009 to 12/31/2009...........  $ 5.82033     $7.30333         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 8.99802     $5.37079         0
   01/01/2009 to 12/31/2009...........  $ 5.37079     $6.49596         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.31731     $5.89787         0
   01/01/2009 to 12/31/2009...........  $ 5.89787     $6.86791         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.26638     $5.82066         0
   01/01/2009 to 12/31/2009...........  $ 5.82066     $6.92791         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.07747     $6.07709         0
   01/01/2009 to 12/31/2009...........  $ 6.07709     $6.99273         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12059     $7.08586         0
   01/01/2009 to 12/31/2009...........  $ 7.08586     $8.82075         0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06916     $6.92933         0
   01/01/2009 to 12/31/2009...........  $ 6.92933     $8.41901         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.96136    $ 6.60409           0
   01/01/2009 to 12/31/2009...........  $ 6.60409    $ 8.08658           0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.43164    $ 5.92718           0
   01/01/2009 to 12/31/2009...........  $ 5.92718    $ 7.63973           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17110    $ 7.25451           0
   01/01/2009 to 12/31/2009...........  $ 7.25451    $ 8.73905       1,252
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.32427    $ 5.99482           0
   01/01/2009 to 12/31/2009...........  $ 5.99482    $ 6.92638           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12501    $ 6.29175           0
   01/01/2009 to 12/31/2009...........  $ 6.29175    $ 7.53408           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.64567    $ 8.04260           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.12816    $ 5.56378           0
   01/01/2009 to 12/31/2009...........  $ 5.56378    $ 7.21128           0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19149    $ 7.78061           0
   01/01/2009 to 12/31/2009...........  $ 7.78061    $ 9.27562           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.96101    $ 6.05812           0
   01/01/2009 to 12/31/2009...........  $ 6.05812    $ 8.84254           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.57606    $ 7.63518           0
   01/01/2009 to 12/31/2009...........  $ 7.63518    $10.11187           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.29960    $ 6.01433           0
   01/01/2009 to 12/31/2009...........  $ 6.01433    $ 9.23099           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.03661    $ 5.90744           0
   01/01/2009 to 12/31/2009...........  $ 5.90744    $ 7.84259           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.12771    $ 5.44996         0
   01/01/2009 to 12/31/2009...........  $ 5.44996    $ 6.35937         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.35209    $ 7.77570         0
   01/01/2009 to 12/31/2009...........  $ 7.77570    $10.22579         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.95528    $ 5.94265         0
   01/01/2009 to 12/31/2009...........  $ 5.94265    $ 7.53376         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.14419    $ 6.70967         0
   01/01/2009 to 12/31/2009...........  $ 6.70967    $ 8.62094         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.34799    $ 6.68086         0
   01/01/2009 to 12/31/2009...........  $ 6.68086    $ 8.11370         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.72008    $ 5.87769         0
   01/01/2009 to 12/31/2009...........  $ 5.87769    $ 7.97555         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.51938    $ 5.81343         0
   01/01/2009 to 12/31/2009...........  $ 5.81343    $ 7.37175         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.62668    $ 5.64001         0
   01/01/2009 to 12/31/2009...........  $ 5.64001    $ 7.74993         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.47914    $10.19085         0
   01/01/2009 to 12/31/2009...........  $10.19085    $10.97507         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.38420    $ 8.23216         0
   01/01/2009 to 12/31/2009...........  $ 8.23216    $ 9.65455         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.32205    $ 6.47383         0
   01/01/2009 to 12/31/2009...........  $ 6.47383    $ 8.03269         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.01242    $ 7.36181         0
   01/01/2009 to 12/31/2009...........  $ 7.36181    $ 8.92871         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.96697    $10.08645           0
   01/01/2009 to 12/31/2009...........  $10.08645    $11.04844           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $12.00196    $ 5.67201           0
   01/01/2009 to 12/31/2009...........  $ 5.67201    $ 8.27631           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.29473    $ 7.17010           0
   01/01/2009 to 12/31/2009...........  $ 7.17010    $ 8.84062           0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17024    $ 6.10248           0
   01/01/2009 to 12/31/2009...........  $ 6.10248    $ 7.51087           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02459    $ 6.65578           0
   01/01/2009 to 12/31/2009...........  $ 6.65578    $ 8.05364       1,077
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.85418    $ 5.71367           0
   01/01/2009 to 12/31/2009...........  $ 5.71367    $ 7.28482           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.83184    $10.09881           0
   01/01/2009 to 12/31/2009...........  $10.09881    $11.49721           0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.43869    $ 6.25113           0
   01/01/2009 to 12/31/2009...........  $ 6.25113    $ 8.17829           0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.13338    $10.11730           0
   01/01/2009 to 12/31/2009...........  $10.11730    $ 9.90902           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.58984    $ 5.83535           0
   01/01/2009 to 12/31/2009...........  $ 5.83535    $ 8.74424           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.21103    $ 9.23451           0
   01/01/2009 to 12/31/2009...........  $ 9.23451    $10.07149           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82874           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02955    $12.12416          0
   01/01/2009 to 12/31/2009...........  $12.12416    $11.12864          0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02952    $12.18124          0
   01/01/2009 to 12/31/2009...........  $12.18124    $10.98465          0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17477    $ 6.09512          0
   01/01/2009 to 12/31/2009...........  $ 6.09512    $ 8.04522          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10084    $ 5.55712          0
   01/01/2009 to 12/31/2009...........  $ 5.55712    $ 9.04069          0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99810    $ 7.45064          0
   01/01/2009 to 11/13/2009...........  $ 7.45064    $ 8.28542          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07793    $ 6.61351          0
   01/01/2009 to 12/31/2009...........  $ 6.61351    $ 8.40410          0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09909    $ 6.66803          0
   01/01/2009 to 12/31/2009...........  $ 6.66803    $ 8.26396          0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08091    $ 7.31417          0
   01/01/2009 to 12/31/2009...........  $ 7.31417    $ 8.81729        922
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11161    $ 7.10814          0
   01/01/2009 to 12/31/2009...........  $ 7.10814    $ 8.79659          0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08910    $ 7.58214          0
   01/01/2009 to 12/31/2009...........  $ 7.58214    $ 9.14005          0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10342    $ 7.47366          0
   01/01/2009 to 12/31/2009...........  $ 7.47366    $ 8.85204          0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18823    $ 6.43508          0
   01/01/2009 to 12/31/2009...........  $ 6.43508    $ 8.22804          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07225     $6.17182         0
   01/01/2009 to 12/31/2009...........  $ 6.17182     $8.34044         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22837     $7.14677         0
   01/01/2009 to 12/31/2009...........  $ 7.14677     $8.40693         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11338     $6.77901         0
   01/01/2009 to 12/31/2009...........  $ 6.77901     $8.35634         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26782     $7.01082         0
   01/01/2009 to 12/31/2009...........  $ 7.01082     $8.95960         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08881     $7.63717         0
   01/01/2009 to 12/31/2009...........  $ 7.63717     $9.07066         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38552     $5.24823         0
   01/01/2009 to 12/31/2009...........  $ 5.24823     $5.89709         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15174     $8.29890         0
   01/01/2009 to 12/31/2009...........  $ 8.29890     $9.69378         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25873     $5.49327         0
   01/01/2009 to 12/31/2009...........  $ 5.49327     $6.86406         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27795     $7.23610         0
   01/01/2009 to 12/31/2009...........  $ 7.23610     $7.58715         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09840     $7.18286         0
   01/01/2009 to 12/31/2009...........  $ 7.18286     $7.77107         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16525     $6.06947         0
   01/01/2009 to 12/31/2009...........  $ 6.06947     $7.35896         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11048    $ 6.68630         0
   01/01/2009 to 12/31/2009...........  $ 6.68630    $ 8.47507         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24125    $ 6.24345         0
   01/01/2009 to 12/31/2009...........  $ 6.24345    $ 7.28722         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03298    $ 7.61659         0
   01/01/2009 to 12/31/2009...........  $ 7.61659    $ 9.43936         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 9.33046         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 8.74417         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29146         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28166         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.60%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.60%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24124    $11.02823           0
   01/01/2008 to 12/31/2008...........  $11.02823    $ 5.34913           0
   01/01/2009 to 12/31/2009...........  $ 5.34913    $ 7.05319           0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12947    $10.31882           0
   01/01/2008 to 12/31/2008...........  $10.31882    $ 5.80007           0
   01/01/2009 to 12/31/2009...........  $ 5.80007    $ 7.26009           0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09022    $ 9.44934           0
   01/01/2008 to 12/31/2008...........  $ 9.44934    $ 5.35196           0
   01/01/2009 to 12/31/2009...........  $ 5.35196    $ 6.45731           0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07289    $10.16778           0
   01/01/2008 to 12/31/2008...........  $10.16778    $ 5.87733           0
   01/01/2009 to 12/31/2009...........  $ 5.87733    $ 6.82725           0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08258    $ 9.71137           0
   01/01/2008 to 12/31/2008...........  $ 9.71137    $ 5.80030           0
   01/01/2009 to 12/31/2009...........  $ 5.80030    $ 6.88671           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06537    $ 9.52201           0
   01/01/2008 to 12/31/2008...........  $ 9.52201    $ 6.05581           0
   01/01/2009 to 12/31/2009...........  $ 6.05581    $ 6.95108           0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08133    $10.37829           0
   01/01/2008 to 12/31/2008...........  $10.37829    $ 7.06107       3,778
   01/01/2009 to 12/31/2009...........  $ 7.06107    $ 8.76842       3,778

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09231    $10.39306            0
   01/01/2008 to 12/31/2008...........  $10.39306    $ 6.90511       21,819
   01/01/2009 to 12/31/2009...........  $ 6.90511    $ 8.36906       25,749
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11544    $10.37864        1,054
   01/01/2008 to 12/31/2008...........  $10.37864    $ 6.58102          917
   01/01/2009 to 12/31/2009...........  $ 6.58102    $ 8.03875        1,022
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10517    $ 9.33124            0
   01/01/2008 to 12/31/2008...........  $ 9.33124    $ 5.90639            0
   01/01/2009 to 12/31/2009...........  $ 5.90639    $ 7.59432            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07608    $10.40358            0
   01/01/2008 to 12/31/2008...........  $10.40358    $ 7.22941        1,913
   01/01/2009 to 12/31/2009...........  $ 7.22941    $ 8.68745        1,833
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07714    $ 9.77607            0
   01/01/2008 to 12/31/2008...........  $ 9.77607    $ 5.97386            0
   01/01/2009 to 12/31/2009...........  $ 5.97386    $ 6.88538            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05069    $11.19564            0
   01/01/2008 to 12/31/2008...........  $11.19564    $ 6.26974            0
   01/01/2009 to 12/31/2009...........  $ 6.26974    $ 7.48941            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12661    $ 8.80031            0
   01/01/2008 to 07/18/2008...........  $ 8.80031    $ 8.02342            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09451    $10.17544            0
   01/01/2008 to 12/31/2008...........  $10.17544    $ 5.54434            0
   01/01/2009 to 12/31/2009...........  $ 5.54434    $ 7.16865            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08240    $ 9.65629        4,039
   01/01/2008 to 12/31/2008...........  $ 9.65629    $ 7.75352          423
   01/01/2009 to 12/31/2009...........  $ 7.75352    $ 9.22075          650

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13338    $10.37030         0
   01/01/2008 to 12/31/2008...........  $10.37030    $ 6.03691         0
   01/01/2009 to 12/31/2009...........  $ 6.03691    $ 8.79020         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01019    $10.48478         0
   01/01/2008 to 12/31/2008...........  $10.48478    $ 7.60858         0
   01/01/2009 to 12/31/2009...........  $ 7.60858    $10.05191         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12334    $10.38650         0
   01/01/2008 to 12/31/2008...........  $10.38650    $ 5.99335         0
   01/01/2009 to 12/31/2009...........  $ 5.99335    $ 9.17635         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18141    $10.30397         0
   01/01/2008 to 12/31/2008...........  $10.30397    $ 5.88675         0
   01/01/2009 to 12/31/2009...........  $ 5.88675    $ 7.79596         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09144    $ 9.52391         0
   01/01/2008 to 12/31/2008...........  $ 9.52391    $ 5.43099         0
   01/01/2009 to 12/31/2009...........  $ 5.43099    $ 6.32182         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00635    $10.35915         0
   01/01/2008 to 12/31/2008...........  $10.35915    $ 7.74870         0
   01/01/2009 to 12/31/2009...........  $ 7.74870    $10.16533         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13240    $10.78492         0
   01/01/2008 to 12/31/2008...........  $10.78492    $ 5.92194         0
   01/01/2009 to 12/31/2009...........  $ 5.92194    $ 7.48936         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15578    $10.39295         0
   01/01/2008 to 12/31/2008...........  $10.39295    $ 6.68620         0
   01/01/2009 to 12/31/2009...........  $ 6.68620    $ 8.56961         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10789    $10.72423         0
   01/01/2008 to 12/31/2008...........  $10.72423    $ 6.65761         0
   01/01/2009 to 12/31/2009...........  $ 6.65761    $ 8.06565         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07688    $ 9.71282         0
   01/01/2008 to 12/31/2008...........  $ 9.71282    $ 5.85728         0
   01/01/2009 to 12/31/2009...........  $ 5.85728    $ 7.92849         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15766    $10.46181            0
   01/01/2008 to 12/31/2008...........  $10.46181    $ 5.79311            0
   01/01/2009 to 12/31/2009...........  $ 5.79311    $ 7.32795            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10400    $ 9.98718            0
   01/01/2008 to 12/31/2008...........  $ 9.98718    $ 5.62030            0
   01/01/2009 to 12/31/2009...........  $ 5.62030    $ 7.70407            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99789    $10.30463            0
   01/01/2008 to 12/31/2008...........  $10.30463    $10.15536            0
   01/01/2009 to 12/31/2009...........  $10.15536    $10.91006            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05165    $10.45394            0
   01/01/2008 to 12/31/2008...........  $10.45394    $ 8.20349       18,557
   01/01/2009 to 12/31/2009...........  $ 8.20349    $ 9.59729       18,553
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09212    $ 9.41791            0
   01/01/2008 to 12/31/2008...........  $ 9.41791    $ 6.45116            0
   01/01/2009 to 12/31/2009...........  $ 6.45116    $ 7.98505            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06912    $10.16409       11,961
   01/01/2008 to 12/31/2008...........  $10.16409    $ 7.33608        5,056
   01/01/2009 to 12/31/2009...........  $ 7.33608    $ 8.87583        6,023
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00631    $10.57015            0
   01/01/2008 to 12/31/2008...........  $10.57015    $10.05138            0
   01/01/2009 to 12/31/2009...........  $10.05138    $10.98318            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.17966    $11.59581            0
   01/01/2008 to 12/31/2008...........  $11.59581    $ 5.65222            0
   01/01/2009 to 12/31/2009...........  $ 5.65222    $ 8.22729            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11396    $10.44367       63,668
   01/01/2008 to 12/31/2008...........  $10.44367    $ 7.14503       11,943
   01/01/2009 to 12/31/2009...........  $ 7.14503    $ 8.78822        8,500
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12379    $10.52401       38,135
   01/01/2008 to 12/31/2008...........  $10.52401    $ 6.08124        4,497
   01/01/2009 to 12/31/2009...........  $ 6.08124    $ 7.46648        5,360

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08814    $10.38772       69,923
   01/01/2008 to 12/31/2008...........  $10.38772    $ 6.63254        9,270
   01/01/2009 to 12/31/2009...........  $ 6.63254    $ 8.00611        7,573
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18800    $10.43280            0
   01/01/2008 to 12/31/2008...........  $10.43280    $ 5.69373            0
   01/01/2009 to 12/31/2009...........  $ 5.69373    $ 7.24156            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98926    $10.56409            0
   01/01/2008 to 12/31/2008...........  $10.56409    $10.06363            0
   01/01/2009 to 12/31/2009...........  $10.06363    $11.42925            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09599    $ 9.83301            0
   01/01/2008 to 12/31/2008...........  $ 9.83301    $ 6.22934            0
   01/01/2009 to 12/31/2009...........  $ 6.22934    $ 8.12977            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99921    $10.09109            0
   01/01/2008 to 12/31/2008...........  $10.09109    $10.08210            0
   01/01/2009 to 12/31/2009...........  $10.08210    $ 9.85048            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14469    $10.03905            0
   01/01/2008 to 12/31/2008...........  $10.03905    $ 5.81488            0
   01/01/2009 to 12/31/2009...........  $ 5.81488    $ 8.69213            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99789    $ 9.96843            0
   01/01/2008 to 12/31/2008...........  $ 9.96843    $ 9.20941            0
   01/01/2009 to 12/31/2009...........  $ 9.20941    $10.01959            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92250    $ 9.64394            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90528    $ 9.54492            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17457    $ 6.08831            0
   01/01/2009 to 12/31/2009...........  $ 6.08831    $ 8.01665            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10064     $5.55104          0
   01/01/2009 to 12/31/2009...........  $ 5.55104     $9.00883          0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99790     $7.44239          0
   01/01/2009 to 11/13/2009...........  $ 7.44239     $8.25855          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07786     $6.60260          0
   01/01/2009 to 12/31/2009...........  $ 6.60260     $8.36970          0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09903     $6.65709          0
   01/01/2009 to 12/31/2009...........  $ 6.65709     $8.23030          0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08085     $7.30215          0
   01/01/2009 to 12/31/2009...........  $ 7.30215     $8.78141          0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11154     $7.09651          0
   01/01/2009 to 12/31/2009...........  $ 7.09651     $8.76076          0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08903     $7.56975          0
   01/01/2009 to 12/31/2009...........  $ 7.56975     $9.10277          0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10336     $7.46140        541
   01/01/2009 to 12/31/2009...........  $ 7.46140     $8.81588        541
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18816     $6.42455          0
   01/01/2009 to 12/31/2009...........  $ 6.42455     $8.19452          0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07219     $6.16173          0
   01/01/2009 to 12/31/2009...........  $ 6.16173     $8.30642          0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22831     $7.13504          0
   01/01/2009 to 12/31/2009...........  $ 7.13504     $8.37265          0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11331     $6.76794          0
   01/01/2009 to 12/31/2009...........  $ 6.76794     $8.32229          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26776     $6.99939         0
   01/01/2009 to 12/31/2009...........  $ 6.99939     $8.92319         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08874     $7.62468         0
   01/01/2009 to 12/31/2009...........  $ 7.62468     $9.03385         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38545     $5.23965         0
   01/01/2009 to 12/31/2009...........  $ 5.23965     $5.87306         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15167     $8.28531         0
   01/01/2009 to 12/31/2009...........  $ 8.28531     $9.65422         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25866     $5.48416         0
   01/01/2009 to 12/31/2009...........  $ 5.48416     $6.83599         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27788     $7.22411         0
   01/01/2009 to 12/31/2009...........  $ 7.22411     $7.55616         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09834     $7.17113         0
   01/01/2009 to 12/31/2009...........  $ 7.17113     $7.73945         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16518     $6.05949         0
   01/01/2009 to 12/31/2009...........  $ 6.05949     $7.32890         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11041     $6.67542         0
   01/01/2009 to 12/31/2009...........  $ 6.67542     $8.44055         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24119     $6.23330         0
   01/01/2009 to 12/31/2009...........  $ 6.23330     $7.25766         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03278     $7.60806         0
   01/01/2009 to 12/31/2009...........  $ 7.60806     $9.40562         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93807     $9.57808         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88399    $ 9.22086         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14466    $10.28815         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08328    $10.27835         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24253    $11.10310         0
   01/01/2008 to 12/31/2008...........  $11.10310    $ 5.47103         0
   01/01/2009 to 12/31/2009...........  $ 5.47103    $ 7.32822         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13076    $10.38882         0
   01/01/2008 to 12/31/2008...........  $10.38882    $ 5.93223         0
   01/01/2009 to 12/31/2009...........  $ 5.93223    $ 7.54334         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09151    $ 9.51355         0
   01/01/2008 to 12/31/2008...........  $ 9.51355    $ 5.47408         0
   01/01/2009 to 12/31/2009...........  $ 5.47408    $ 6.70961         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008...........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009...........  $ 6.01128    $ 7.09375         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08387    $ 9.77734         0
   01/01/2008 to 12/31/2008...........  $ 9.77734    $ 5.93256         0
   01/01/2009 to 12/31/2009...........  $ 5.93256    $ 7.15556         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06667    $ 9.58676         0
   01/01/2008 to 12/31/2008...........  $ 9.58676    $ 6.19386         0
   01/01/2009 to 12/31/2009...........  $ 6.19386    $ 7.22248         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08262    $10.44865         0
   01/01/2008 to 12/31/2008...........  $10.44865    $ 7.22179         0
   01/01/2009 to 12/31/2009...........  $ 7.22179    $ 9.11023         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09360    $10.46353         0
   01/01/2008 to 12/31/2008...........  $10.46353    $ 7.06233         0
   01/01/2009 to 12/31/2009...........  $ 7.06233    $ 8.69541         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11673    $10.44905         0
   01/01/2008 to 12/31/2008...........  $10.44905    $ 6.73091         0
   01/01/2009 to 12/31/2009...........  $ 6.73091    $ 8.35219         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10647    $ 9.39461         0
   01/01/2008 to 12/31/2008...........  $ 9.39461    $ 6.04131         0
   01/01/2009 to 12/31/2009...........  $ 6.04131    $ 7.89121         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07738    $10.47416         0
   01/01/2008 to 12/31/2008...........  $10.47416    $ 7.39401         0
   01/01/2009 to 12/31/2009...........  $ 7.39401    $ 9.02623         0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07843    $ 9.84245         0
   01/01/2008 to 12/31/2008...........  $ 9.84245    $ 6.11002         0
   01/01/2009 to 12/31/2009...........  $ 6.11002    $ 7.15406         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05198    $11.27163         0
   01/01/2008 to 12/31/2008...........  $11.27163    $ 6.41269         0
   01/01/2009 to 12/31/2009...........  $ 6.41269    $ 7.78174         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12790    $ 8.86015         0
   01/01/2008 to 07/18/2008...........  $ 8.86015    $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09580    $10.24457         0
   01/01/2008 to 12/31/2008...........  $10.24457    $ 5.67083         0
   01/01/2009 to 12/31/2009...........  $ 5.67083    $ 7.44861         0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08369    $ 9.72186         0
   01/01/2008 to 12/31/2008...........  $ 9.72186    $ 7.92991         0
   01/01/2009 to 12/31/2009...........  $ 7.92991    $ 9.58003         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008...........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009...........  $ 6.17458    $ 9.13337         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01148    $10.55596         0
   01/01/2008 to 12/31/2008...........  $10.55596    $ 7.78172         0
   01/01/2009 to 12/31/2009...........  $ 7.78172    $10.44365         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008...........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009...........  $ 6.12993    $ 9.53431         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008...........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009...........  $ 6.02093    $ 8.10028         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008...........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009...........  $ 5.55478    $ 6.56849         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00764    $10.42944         0
   01/01/2008 to 12/31/2008...........  $10.42944    $ 7.92501         0
   01/01/2009 to 12/31/2009...........  $ 7.92501    $10.56148         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13369    $10.85812         0
   01/01/2008 to 12/31/2008...........  $10.85812    $ 6.05687         0
   01/01/2009 to 12/31/2009...........  $ 6.05687    $ 7.78148         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15708    $10.46349         0
   01/01/2008 to 12/31/2008...........  $10.46349    $ 6.83847         0
   01/01/2009 to 12/31/2009...........  $ 6.83847    $ 8.90397         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10918    $10.79702         0
   01/01/2008 to 12/31/2008...........  $10.79702    $ 6.80925         0
   01/01/2009 to 12/31/2009...........  $ 6.80925    $ 8.38024         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07817    $ 9.77879         0
   01/01/2008 to 12/31/2008...........  $ 9.77879    $ 5.99070         0
   01/01/2009 to 12/31/2009...........  $ 5.99070    $ 8.23780         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15896    $10.53280         0
   01/01/2008 to 12/31/2008...........  $10.53280    $ 5.92524         0
   01/01/2009 to 12/31/2009...........  $ 5.92524    $ 7.61412         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10530    $10.05498         0
   01/01/2008 to 12/31/2008...........  $10.05498    $ 5.74837         0
   01/01/2009 to 12/31/2009...........  $ 5.74837    $ 8.00467         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99918    $10.37452         0
   01/01/2008 to 12/31/2008...........  $10.37452    $10.38622         0
   01/01/2009 to 12/31/2009...........  $10.38622    $11.33515         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05295    $10.52485         0
   01/01/2008 to 12/31/2008...........  $10.52485    $ 8.39002         0
   01/01/2009 to 12/31/2009...........  $ 8.39002    $ 9.97136         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09341    $ 9.48190         0
   01/01/2008 to 12/31/2008...........  $ 9.48190    $ 6.59820         0
   01/01/2009 to 12/31/2009...........  $ 6.59820    $ 8.29667         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07042    $10.23309         0
   01/01/2008 to 12/31/2008...........  $10.23309    $ 7.50318         0
   01/01/2009 to 12/31/2009...........  $ 7.50318    $ 9.22207         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00761    $10.64189         0
   01/01/2008 to 12/31/2008...........  $10.64189    $10.27989         0
   01/01/2009 to 12/31/2009...........  $10.27989    $11.41118         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18095    $11.67442         0
   01/01/2008 to 12/31/2008...........  $11.67442    $ 5.78102         0
   01/01/2009 to 12/31/2009...........  $ 5.78102    $ 8.54834         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11525    $10.51454         0
   01/01/2008 to 12/31/2008...........  $10.51454    $ 7.30766         0
   01/01/2009 to 12/31/2009...........  $ 7.30766    $ 9.13083         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008...........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009...........  $ 6.21978    $ 7.75771         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008...........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009...........  $ 6.78372    $ 8.31836         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18930    $10.50364         0
   01/01/2008 to 12/31/2008...........  $10.50364    $ 5.82357         0
   01/01/2009 to 12/31/2009...........  $ 5.82357    $ 7.52432         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99055    $10.63572         0
   01/01/2008 to 12/31/2008...........  $10.63572    $10.29238         0
   01/01/2009 to 12/31/2009...........  $10.29238    $11.87444         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09728    $ 9.89974         0
   01/01/2008 to 12/31/2008...........  $ 9.89974    $ 6.37126         0
   01/01/2009 to 12/31/2009...........  $ 6.37126    $ 8.44705         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00050    $10.15956         0
   01/01/2008 to 12/31/2008...........  $10.15956    $10.31135         0
   01/01/2009 to 12/31/2009...........  $10.31135    $10.23406         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14599    $10.10721         0
   01/01/2008 to 12/31/2008...........  $10.10721    $ 5.94755         0
   01/01/2009 to 12/31/2009...........  $ 5.94755    $ 9.03144         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774         0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37350         0
   01/01/2009 to 12/31/2009...........  $ 9.37350    $10.35986         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009...........  $ 6.13222    $ 8.20258         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093         0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21740         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009...........  $ 7.49592    $ 8.43263         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829     $6.67266         0
   01/01/2009 to 12/31/2009...........  $ 6.67266     $8.59277         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946     $6.72781         0
   01/01/2009 to 12/31/2009...........  $ 6.72781     $8.44964         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128     $7.37967         0
   01/01/2009 to 12/31/2009...........  $ 7.37967     $9.01533         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197     $7.17177         0
   01/01/2009 to 12/31/2009...........  $ 7.17177     $8.99415         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946     $7.64996         0
   01/01/2009 to 12/31/2009...........  $ 7.64996     $9.34522         0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379     $7.54057         0
   01/01/2009 to 12/31/2009...........  $ 7.54057     $9.05088         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18859     $6.49279         0
   01/01/2009 to 12/31/2009...........  $ 6.49279     $8.41309         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07261     $6.22718         0
   01/01/2009 to 12/31/2009...........  $ 6.22718     $8.52790         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22874     $7.21084         0
   01/01/2009 to 12/31/2009...........  $ 7.21084     $8.59598         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11374     $6.83981         0
   01/01/2009 to 12/31/2009...........  $ 6.83981     $8.54421         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26818     $7.07373         0
   01/01/2009 to 12/31/2009...........  $ 7.07373     $9.16100         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08917     $7.70550         0
   01/01/2009 to 12/31/2009...........  $ 7.70550     $9.27442         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38588    $ 5.29555         0
   01/01/2009 to 12/31/2009...........  $ 5.29555    $ 6.03006         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15210    $ 8.37316         0
   01/01/2009 to 12/31/2009...........  $ 8.37316    $ 9.91134         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009...........  $ 5.54281    $ 7.01875         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009...........  $ 7.30077    $ 7.75745         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09876    $ 7.24718         0
   01/01/2009 to 12/31/2009...........  $ 7.24718    $ 7.94558         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16561    $ 6.12388         0
   01/01/2009 to 12/31/2009...........  $ 6.12388    $ 7.52426         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11084    $ 6.74626         0
   01/01/2009 to 12/31/2009...........  $ 6.74626    $ 8.66542         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24162    $ 6.29950         0
   01/01/2009 to 12/31/2009...........  $ 6.29950    $ 7.45106         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66278         0
   01/01/2009 to 12/31/2009...........  $ 7.66278    $ 9.62363         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30942         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29960         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.90%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.50394     $5.40188           0
   01/01/2009 to 12/31/2009...........  $ 5.40188     $7.17172           0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.75396     $5.85729           0
   01/01/2009 to 12/31/2009...........  $ 5.85729     $7.38209           0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.02831     $5.40479           0
   01/01/2009 to 12/31/2009...........  $ 5.40479     $6.56594           0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34875     $5.93530           0
   01/01/2009 to 12/31/2009...........  $ 5.93530     $6.94204           0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.29756     $5.85753           0
   01/01/2009 to 12/31/2009...........  $ 5.85753     $7.00256           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.10807     $6.11554           0
   01/01/2009 to 12/31/2009...........  $ 6.11554     $7.06798           0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15477     $7.13066         939
   01/01/2009 to 12/31/2009...........  $ 7.13066     $8.91579         939
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10309     $6.97316       3,951
   01/01/2009 to 12/31/2009...........  $ 6.97316     $8.50976       3,948

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.99489    $ 6.64593       15,908
   01/01/2009 to 12/31/2009...........  $ 6.64593    $ 8.17380       15,900
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.46677    $ 5.96480            0
   01/01/2009 to 12/31/2009...........  $ 5.96480    $ 7.72222            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.20546    $ 7.30062        7,328
   01/01/2009 to 12/31/2009...........  $ 7.30062    $ 8.83347        7,321
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.35573    $ 6.03272            0
   01/01/2009 to 12/31/2009...........  $ 6.03272    $ 7.00101            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15914    $ 6.33164            0
   01/01/2009 to 12/31/2009...........  $ 6.33164    $ 7.61527            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.67476    $ 8.07731            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.15903    $ 5.59912            0
   01/01/2009 to 12/31/2009...........  $ 5.59912    $ 7.28925            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.22588    $ 7.82983        6,414
   01/01/2009 to 12/31/2009...........  $ 7.82983    $ 9.37555        4,670
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.99447    $ 6.09639            0
   01/01/2009 to 12/31/2009...........  $ 6.09639    $ 8.93789            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.61174    $ 7.68350            0
   01/01/2009 to 12/31/2009...........  $ 7.68350    $10.22078            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.33434    $ 6.05243            0
   01/01/2009 to 12/31/2009...........  $ 6.05243    $ 9.33050            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.07041    $ 5.94481            0
   01/01/2009 to 12/31/2009...........  $ 5.94481    $ 7.92696            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.15840    $ 5.48443            0
   01/01/2009 to 12/31/2009...........  $ 5.48443    $ 6.42806            0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.38709    $ 7.82496            0
   01/01/2009 to 12/31/2009...........  $ 7.82496    $10.33592            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98862    $ 5.98019            0
   01/01/2009 to 12/31/2009...........  $ 5.98019    $ 7.61491            0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.17842    $ 6.75217            0
   01/01/2009 to 12/31/2009...........  $ 6.75217    $ 8.71384            0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.38287    $ 6.72320            0
   01/01/2009 to 12/31/2009...........  $ 6.72320    $ 8.20117            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.75286    $ 5.91502            0
   01/01/2009 to 12/31/2009...........  $ 5.91502    $ 8.06168            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.55152    $ 5.85029            0
   01/01/2009 to 12/31/2009...........  $ 5.85029    $ 7.45133            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.65910    $ 5.67576            0
   01/01/2009 to 12/31/2009...........  $ 5.67576    $ 7.83349            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.51451    $10.25537            0
   01/01/2009 to 12/31/2009...........  $10.25537    $11.09340            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.41922    $ 8.28423       13,860
   01/01/2009 to 12/31/2009...........  $ 8.28423    $ 9.75850        7,907
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.35347    $ 6.51489            0
   01/01/2009 to 12/31/2009...........  $ 6.51489    $ 8.11952            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.04604    $ 7.40835       11,419
   01/01/2009 to 12/31/2009...........  $ 7.40835    $ 9.02504       10,808

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $11.00386    $10.15023            0
   01/01/2009 to 12/31/2009...........  $10.15023    $11.16740            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $12.04239    $ 5.70792            0
   01/01/2009 to 12/31/2009...........  $ 5.70792    $ 8.36558            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.32939    $ 7.21545          415
   01/01/2009 to 12/31/2009...........  $ 7.21545    $ 8.93592          413
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.20449    $ 6.14116        4,208
   01/01/2009 to 12/31/2009...........  $ 6.14116    $ 7.59181        3,868
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.05845    $ 6.69799       14,882
   01/01/2009 to 12/31/2009...........  $ 6.69799    $ 8.14061       14,032
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.88744    $ 5.74991            0
   01/01/2009 to 12/31/2009...........  $ 5.74991    $ 7.36363            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.86829    $10.16253            0
   01/01/2009 to 12/31/2009...........  $10.16253    $11.62088            0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.47049    $ 6.29069            0
   01/01/2009 to 12/31/2009...........  $ 6.29069    $ 8.26641            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.16748    $10.18127            0
   01/01/2009 to 12/31/2009...........  $10.18127    $10.01586            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.62217    $ 5.87234            0
   01/01/2009 to 12/31/2009...........  $ 5.87234    $ 8.83842            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.23168    $ 9.28051            0
   01/01/2009 to 12/31/2009...........  $ 9.28051    $10.16632            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98135    $10.86097            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02967    $12.15994       6,683
   01/01/2009 to 12/31/2009...........  $12.15994    $11.21089       6,680
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02964    $12.21713          87
   01/01/2009 to 12/31/2009...........  $12.21713    $11.06580         543
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10743           0
   01/01/2009 to 12/31/2009...........  $ 6.10743    $ 8.09706           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56840           0
   01/01/2009 to 12/31/2009...........  $ 5.56840    $ 9.09915           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46560           0
   01/01/2009 to 11/13/2009...........  $ 7.46560    $ 8.33382           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63304       1,274
   01/01/2009 to 12/31/2009...........  $ 6.63304    $ 8.46619       1,271
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68779           0
   01/01/2009 to 12/31/2009...........  $ 6.68779    $ 8.32508           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33576       2,981
   01/01/2009 to 12/31/2009...........  $ 7.33576    $ 8.88239       2,977
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12923       2,696
   01/01/2009 to 12/31/2009...........  $ 7.12923    $ 8.86178       1,872
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60462           0
   01/01/2009 to 12/31/2009...........  $ 7.60462    $ 9.20764           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49579           0
   01/01/2009 to 12/31/2009...........  $ 7.49579    $ 8.91747           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187           0
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50009           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37163         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78288         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29741         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28765         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.05%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.49217     $5.39052           0
   01/01/2009 to 12/31/2009...........  $ 5.39052     $7.14599           0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.74301     $5.84493           0
   01/01/2009 to 12/31/2009...........  $ 5.84493     $7.35571           0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.01817     $5.39349           0
   01/01/2009 to 12/31/2009...........  $ 5.39349     $6.54268           0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.33831     $5.92286           0
   01/01/2009 to 12/31/2009...........  $ 5.92286     $6.91739           0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.28723     $5.84517           0
   01/01/2009 to 12/31/2009...........  $ 5.84517     $6.97752           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.09781     $6.10266           0
   01/01/2009 to 12/31/2009...........  $ 6.10266     $7.04277           0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.14329     $7.11566           0
   01/01/2009 to 12/31/2009...........  $ 7.11566     $8.88396           0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09167     $6.95840       9,754
   01/01/2009 to 12/31/2009...........  $ 6.95840     $8.47922       9,750

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98368    $ 6.63191       39,493
   01/01/2009 to 12/31/2009...........  $ 6.63191    $ 8.14461       37,870
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.45499    $ 5.95221            0
   01/01/2009 to 12/31/2009...........  $ 5.95221    $ 7.69467            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19410    $ 7.28529       34,181
   01/01/2009 to 12/31/2009...........  $ 7.28529    $ 8.80182       32,694
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34515    $ 6.02011            0
   01/01/2009 to 12/31/2009...........  $ 6.02011    $ 6.97614            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.14770    $ 6.31826            0
   01/01/2009 to 12/31/2009...........  $ 6.31826    $ 7.58806            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.66505    $ 8.06573            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.14872    $ 5.58734            0
   01/01/2009 to 12/31/2009...........  $ 5.58734    $ 7.26320            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.21432    $ 7.81330        4,187
   01/01/2009 to 12/31/2009...........  $ 7.81330    $ 9.34193        4,185
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.98328    $ 6.08363            0
   01/01/2009 to 12/31/2009...........  $ 6.08363    $ 8.90595            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.59977    $ 7.66726            0
   01/01/2009 to 12/31/2009...........  $ 7.66726    $10.18418            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.32267    $ 6.03967            0
   01/01/2009 to 12/31/2009...........  $ 6.03967    $ 9.29716            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.05911    $ 5.93225            0
   01/01/2009 to 12/31/2009...........  $ 5.93225    $ 7.89870            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.14825    $ 5.47298         0
   01/01/2009 to 12/31/2009...........  $ 5.47298    $ 6.40509         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.37541    $ 7.80849         0
   01/01/2009 to 12/31/2009...........  $ 7.80849    $10.29913         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.97748    $ 5.96762         0
   01/01/2009 to 12/31/2009...........  $ 5.96762    $ 7.58771         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.16699    $ 6.73798         0
   01/01/2009 to 12/31/2009...........  $ 6.73798    $ 8.68271         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.37125    $ 6.70908         0
   01/01/2009 to 12/31/2009...........  $ 6.70908    $ 8.17193         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.74190    $ 5.90256         0
   01/01/2009 to 12/31/2009...........  $ 5.90256    $ 8.03284         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.54076    $ 5.83794         0
   01/01/2009 to 12/31/2009...........  $ 5.83794    $ 7.42465         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.64836    $ 5.66381         0
   01/01/2009 to 12/31/2009...........  $ 5.66381    $ 7.80555         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.50266    $10.23374         0
   01/01/2009 to 12/31/2009...........  $10.23374    $11.05362         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.40756    $ 8.26681         0
   01/01/2009 to 12/31/2009...........  $ 8.26681    $ 9.72368         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.34299    $ 6.50117         0
   01/01/2009 to 12/31/2009...........  $ 6.50117    $ 8.09044         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.03487    $ 7.39293         0
   01/01/2009 to 12/31/2009...........  $ 7.39293    $ 8.99286         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.99163    $10.12903            0
   01/01/2009 to 12/31/2009...........  $10.12903    $11.12771            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $12.02884    $ 5.69590            0
   01/01/2009 to 12/31/2009...........  $ 5.69590    $ 8.33567            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.31784    $ 7.20030            0
   01/01/2009 to 12/31/2009...........  $ 7.20030    $ 8.90401            0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.19308    $ 6.12822        4,079
   01/01/2009 to 12/31/2009...........  $ 6.12822    $ 7.56470        4,077
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.04705    $ 6.68384            0
   01/01/2009 to 12/31/2009...........  $ 6.68384    $ 8.11147            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.87627    $ 5.73777            0
   01/01/2009 to 12/31/2009...........  $ 5.73777    $ 7.33715            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.85614    $10.14131            0
   01/01/2009 to 12/31/2009...........  $10.14131    $11.57959            0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.45991    $ 6.27758            0
   01/01/2009 to 12/31/2009...........  $ 6.27758    $ 8.23708            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.15610    $10.15986            0
   01/01/2009 to 12/31/2009...........  $10.15986    $ 9.98007            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.61138    $ 5.85995            0
   01/01/2009 to 12/31/2009...........  $ 5.85995    $ 8.80681            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.22474    $ 9.26506            0
   01/01/2009 to 12/31/2009...........  $ 9.26506    $10.13453            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02948    $10.76372       15,338
   01/01/2009 to 12/31/2009...........  $10.76372    $11.73945       15,228

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17501    $ 6.10331           0
   01/01/2009 to 12/31/2009...........  $ 6.10331    $ 8.07965           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10108    $ 5.56461           0
   01/01/2009 to 12/31/2009...........  $ 5.56461    $ 9.07937           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99834    $ 7.46060           0
   01/01/2009 to 11/13/2009...........  $ 7.46060    $ 8.31761           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07801    $ 6.62654           0
   01/01/2009 to 12/31/2009...........  $ 6.62654    $ 8.44546           0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09917    $ 6.68121           0
   01/01/2009 to 12/31/2009...........  $ 6.68121    $ 8.30455           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08099    $ 7.32855           0
   01/01/2009 to 12/31/2009...........  $ 7.32855    $ 8.86066           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11169    $ 7.12215           0
   01/01/2009 to 12/31/2009...........  $ 7.12215    $ 8.83997           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08918    $ 7.59707           0
   01/01/2009 to 12/31/2009...........  $ 7.59707    $ 9.18496           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10350    $ 7.48840       3,694
   01/01/2009 to 12/31/2009...........  $ 7.48840    $ 8.89552       3,516
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03322    $ 7.62675           0
   01/01/2009 to 12/31/2009...........  $ 7.62675    $ 9.47971           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14510    $10.29541           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08372    $10.28562           0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.15%) OR
                      TRUEACCUMULATION HD 60 BPS (2.15%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24160    $11.04912          0
   01/01/2008 to 12/31/2008...........  $11.04912    $ 5.38294          0
   01/01/2009 to 12/31/2009...........  $ 5.38294    $ 7.12895          0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12983    $10.33832          0
   01/01/2008 to 12/31/2008...........  $10.33832    $ 5.83669          0
   01/01/2009 to 12/31/2009...........  $ 5.83669    $ 7.33814          0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09058    $ 9.46722          0
   01/01/2008 to 12/31/2008...........  $ 9.46722    $ 5.38593          0
   01/01/2009 to 12/31/2009...........  $ 5.38593    $ 6.52707          0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07325    $10.18694          0
   01/01/2008 to 12/31/2008...........  $10.18694    $ 5.91450          0
   01/01/2009 to 12/31/2009...........  $ 5.91450    $ 6.90084          0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08294    $ 9.72984          0
   01/01/2008 to 12/31/2008...........  $ 9.72984    $ 5.83700          0
   01/01/2009 to 12/31/2009...........  $ 5.83700    $ 6.96092          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06574    $ 9.54008          0
   01/01/2008 to 12/31/2008...........  $ 9.54008    $ 6.09416          0
   01/01/2009 to 12/31/2009...........  $ 6.09416    $ 7.02608          0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08169    $10.39796        811
   01/01/2008 to 12/31/2008...........  $10.39796    $ 7.10576        133
   01/01/2009 to 12/31/2009...........  $ 7.10576    $ 8.86293        220

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09267    $10.41271       35,396
   01/01/2008 to 12/31/2008...........  $10.41271    $ 6.94873       34,874
   01/01/2009 to 12/31/2009...........  $ 6.94873    $ 8.45915       35,623
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11580    $10.39840       13,061
   01/01/2008 to 12/31/2008...........  $10.39840    $ 6.62275       10,121
   01/01/2009 to 12/31/2009...........  $ 6.62275    $ 8.12532       10,262
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10554    $ 9.34891            0
   01/01/2008 to 12/31/2008...........  $ 9.34891    $ 5.94381            0
   01/01/2009 to 12/31/2009...........  $ 5.94381    $ 7.67611            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07644    $10.42324          809
   01/01/2008 to 12/31/2008...........  $10.42324    $ 7.27505        2,024
   01/01/2009 to 12/31/2009...........  $ 7.27505    $ 8.78087        2,410
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07750    $ 9.79460            0
   01/01/2008 to 12/31/2008...........  $ 9.79460    $ 6.01165            0
   01/01/2009 to 12/31/2009...........  $ 6.01165    $ 6.95945            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05105    $11.21693            0
   01/01/2008 to 12/31/2008...........  $11.21693    $ 6.30946            0
   01/01/2009 to 12/31/2009...........  $ 6.30946    $ 7.57010            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12697    $ 8.81696            0
   01/01/2008 to 07/18/2008...........  $ 8.81696    $ 8.05791            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09487    $10.19469            0
   01/01/2008 to 12/31/2008...........  $10.19469    $ 5.57945            0
   01/01/2009 to 12/31/2009...........  $ 5.57945    $ 7.24578            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08276    $ 9.67462        2,704
   01/01/2008 to 12/31/2008...........  $ 9.67462    $ 7.80249          611
   01/01/2009 to 12/31/2009...........  $ 7.80249    $ 9.31987        1,290
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13374    $10.38994            0
   01/01/2008 to 12/31/2008...........  $10.38994    $ 6.07511            0
   01/01/2009 to 12/31/2009...........  $ 6.07511    $ 8.88485            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01055    $10.50463         0
   01/01/2008 to 12/31/2008...........  $10.50463    $ 7.65663         0
   01/01/2009 to 12/31/2009...........  $ 7.65663    $10.16011         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12370    $10.40616         0
   01/01/2008 to 12/31/2008...........  $10.40616    $ 6.03125         0
   01/01/2009 to 12/31/2009...........  $ 6.03125    $ 9.27500         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18177    $10.32353         0
   01/01/2008 to 12/31/2008...........  $10.32353    $ 5.92402         0
   01/01/2009 to 12/31/2009...........  $ 5.92402    $ 7.87993         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09180    $ 9.54198         0
   01/01/2008 to 12/31/2008...........  $ 9.54198    $ 5.46533         0
   01/01/2009 to 12/31/2009...........  $ 5.46533    $ 6.38973         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00671    $10.37873         0
   01/01/2008 to 12/31/2008...........  $10.37873    $ 7.79764         0
   01/01/2009 to 12/31/2009...........  $ 7.79764    $10.27462         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13276    $10.80537         0
   01/01/2008 to 12/31/2008...........  $10.80537    $ 5.95932         0
   01/01/2009 to 12/31/2009...........  $ 5.95932    $ 7.56979         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15615    $10.41263         0
   01/01/2008 to 12/31/2008...........  $10.41263    $ 6.72847         0
   01/01/2009 to 12/31/2009...........  $ 6.72847    $ 8.66191         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10825    $10.74455         0
   01/01/2008 to 12/31/2008...........  $10.74455    $ 6.69964         0
   01/01/2009 to 12/31/2009...........  $ 6.69964    $ 8.15236         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07724    $ 9.73121         0
   01/01/2008 to 12/31/2008...........  $ 9.73121    $ 5.89420         0
   01/01/2009 to 12/31/2009...........  $ 5.89420    $ 8.01363         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15803    $10.48169            0
   01/01/2008 to 12/31/2008...........  $10.48169    $ 5.82982            0
   01/01/2009 to 12/31/2009...........  $ 5.82982    $ 7.40693            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10437    $10.00617            0
   01/01/2008 to 12/31/2008...........  $10.00617    $ 5.65589            0
   01/01/2009 to 12/31/2009...........  $ 5.65589    $ 7.78700            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99825    $10.32414            0
   01/01/2008 to 12/31/2008...........  $10.32414    $10.21940            0
   01/01/2009 to 12/31/2009...........  $10.21940    $11.02749            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05201    $10.47375          804
   01/01/2008 to 12/31/2008...........  $10.47375    $ 8.25528       13,327
   01/01/2009 to 12/31/2009...........  $ 8.25528    $ 9.70064       15,775
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09248    $ 9.43584            0
   01/01/2008 to 12/31/2008...........  $ 9.43584    $ 6.49201            0
   01/01/2009 to 12/31/2009...........  $ 6.49201    $ 8.07126            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06948    $10.18337       35,698
   01/01/2008 to 12/31/2008...........  $10.18337    $ 7.38250       33,725
   01/01/2009 to 12/31/2009...........  $ 7.38250    $ 8.97137       22,587
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00668    $10.59024            0
   01/01/2008 to 12/31/2008...........  $10.59024    $10.11481            0
   01/01/2009 to 12/31/2009...........  $10.11481    $11.10125            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18002    $11.61783            0
   01/01/2008 to 12/31/2008...........  $11.61783    $ 5.68800            0
   01/01/2009 to 12/31/2009...........  $ 5.68800    $ 8.31597            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11432    $10.46348        4,423
   01/01/2008 to 12/31/2008...........  $10.46348    $ 7.19022       26,254
   01/01/2009 to 12/31/2009...........  $ 7.19022    $ 8.88280       26,597
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12415    $10.54390        1,765
   01/01/2008 to 12/31/2008...........  $10.54390    $ 6.11961        1,502
   01/01/2009 to 12/31/2009...........  $ 6.11961    $ 7.54662        1,493

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08850    $10.40739       25,214
   01/01/2008 to 12/31/2008...........  $10.40739    $ 6.67441        3,299
   01/01/2009 to 12/31/2009...........  $ 6.67441    $ 8.09215        4,185
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18837    $10.45253            0
   01/01/2008 to 12/31/2008...........  $10.45253    $ 5.72969            0
   01/01/2009 to 12/31/2009...........  $ 5.72969    $ 7.31957            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98962    $10.58408            0
   01/01/2008 to 12/31/2008...........  $10.58408    $10.12708            0
   01/01/2009 to 12/31/2009...........  $10.12708    $11.55209            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09635    $ 9.85163            0
   01/01/2008 to 12/31/2008...........  $ 9.85163    $ 6.26870            0
   01/01/2009 to 12/31/2009...........  $ 6.26870    $ 8.21727            0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99957    $10.11017            0
   01/01/2008 to 12/31/2008...........  $10.11017    $10.14553            0
   01/01/2009 to 12/31/2009...........  $10.14553    $ 9.95604            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14506    $10.05810            0
   01/01/2008 to 12/31/2008...........  $10.05810    $ 5.85175            0
   01/01/2009 to 12/31/2009...........  $ 5.85175    $ 8.78579            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008...........  $ 9.97382    $ 9.25500            0
   01/01/2009 to 12/31/2009...........  $ 9.25500    $10.11349            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02960    $12.14003            0
   01/01/2009 to 12/31/2009...........  $12.14003    $11.16508            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02957    $12.19718            0
   01/01/2009 to 12/31/2009...........  $12.19718    $11.02061            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17493    $ 6.10054            0
   01/01/2009 to 12/31/2009...........  $ 6.10054    $ 8.06810            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10100    $ 5.56218           0
   01/01/2009 to 12/31/2009...........  $ 5.56218    $ 9.06661           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99826    $ 7.45729           0
   01/01/2009 to 11/13/2009...........  $ 7.45729    $ 8.30680           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07798    $ 6.62214       2,291
   01/01/2009 to 12/31/2009...........  $ 6.62214    $ 8.43152       3,667
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09915    $ 6.67681           0
   01/01/2009 to 12/31/2009...........  $ 6.67681    $ 8.29110           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08097    $ 7.32374           0
   01/01/2009 to 12/31/2009...........  $ 7.32374    $ 8.84623           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11166    $ 7.11750           0
   01/01/2009 to 12/31/2009...........  $ 7.11750    $ 8.82554           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08915    $ 7.59215           0
   01/01/2009 to 12/31/2009...........  $ 7.59215    $ 9.16998           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10348    $ 7.48351           0
   01/01/2009 to 12/31/2009...........  $ 7.48351    $ 8.88110           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03314    $ 7.62330           0
   01/01/2009 to 12/31/2009...........  $ 7.62330    $ 9.46612           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 9.34869           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 8.76129           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14502    $10.29407           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08364    $10.28430           0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.30%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24148    $11.04216         0
   01/01/2008 to 12/31/2008...........  $11.04216    $ 5.37160         0
   01/01/2009 to 12/31/2009...........  $ 5.37160    $ 7.10356         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12971    $10.33183         0
   01/01/2008 to 12/31/2008...........  $10.33183    $ 5.82442         0
   01/01/2009 to 12/31/2009...........  $ 5.82442    $ 7.31205         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09046    $ 9.46133         0
   01/01/2008 to 12/31/2008...........  $ 9.46133    $ 5.37455         0
   01/01/2009 to 12/31/2009...........  $ 5.37455    $ 6.50369         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07313    $10.18050         0
   01/01/2008 to 12/31/2008...........  $10.18050    $ 5.90204         0
   01/01/2009 to 12/31/2009...........  $ 5.90204    $ 6.87620         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08282    $ 9.72365         0
   01/01/2008 to 12/31/2008...........  $ 9.72365    $ 5.82477         0
   01/01/2009 to 12/31/2009...........  $ 5.82477    $ 6.93611         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06562    $ 9.53406         0
   01/01/2008 to 12/31/2008...........  $ 9.53406    $ 6.08130         0
   01/01/2009 to 12/31/2009...........  $ 6.08130    $ 7.00100         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08157    $10.39129         0
   01/01/2008 to 12/31/2008...........  $10.39129    $ 7.09074         0
   01/01/2009 to 12/31/2009...........  $ 7.09074    $ 8.83111         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09255    $10.40617            0
   01/01/2008 to 12/31/2008...........  $10.40617    $ 6.93419        2,998
   01/01/2009 to 12/31/2009...........  $ 6.93419    $ 8.42904            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11568    $10.39176            0
   01/01/2008 to 12/31/2008...........  $10.39176    $ 6.60876       39,251
   01/01/2009 to 12/31/2009...........  $ 6.60876    $ 8.09615       36,365
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10541    $ 9.34300            0
   01/01/2008 to 12/31/2008...........  $ 9.34300    $ 5.93131            0
   01/01/2009 to 12/31/2009...........  $ 5.93131    $ 7.64885            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07632    $10.41669            0
   01/01/2008 to 12/31/2008...........  $10.41669    $ 7.25984            0
   01/01/2009 to 12/31/2009...........  $ 7.25984    $ 8.74980            0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07738    $ 9.78845            0
   01/01/2008 to 12/31/2008...........  $ 9.78845    $ 5.99907            0
   01/01/2009 to 12/31/2009...........  $ 5.99907    $ 6.93468            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05093    $11.20984            0
   01/01/2008 to 12/31/2008...........  $11.20984    $ 6.29623            0
   01/01/2009 to 12/31/2009...........  $ 6.29623    $ 7.54307            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12685    $ 8.81141            0
   01/01/2008 to 07/18/2008...........  $ 8.81141    $ 8.04645            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09475    $10.18828            0
   01/01/2008 to 12/31/2008...........  $10.18828    $ 5.56771            0
   01/01/2009 to 12/31/2009...........  $ 5.56771    $ 7.21994            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08264    $ 9.66846            0
   01/01/2008 to 12/31/2008...........  $ 9.66846    $ 7.78606            0
   01/01/2009 to 12/31/2009...........  $ 7.78606    $ 9.28661        1,819

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13362    $10.38345         0
   01/01/2008 to 12/31/2008...........  $10.38345    $ 6.06233         0
   01/01/2009 to 12/31/2009...........  $ 6.06233    $ 8.85314         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01043    $10.49801         0
   01/01/2008 to 12/31/2008...........  $10.49801    $ 7.64054         0
   01/01/2009 to 12/31/2009...........  $ 7.64054    $10.12384         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12358    $10.39958         0
   01/01/2008 to 12/31/2008...........  $10.39958    $ 6.01856         0
   01/01/2009 to 12/31/2009...........  $ 6.01856    $ 9.24189         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18165    $10.31691         0
   01/01/2008 to 12/31/2008...........  $10.31691    $ 5.91147         0
   01/01/2009 to 12/31/2009...........  $ 5.91147    $ 7.85183         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09168    $ 9.53594         0
   01/01/2008 to 12/31/2008...........  $ 9.53594    $ 5.45377         0
   01/01/2009 to 12/31/2009...........  $ 5.45377    $ 6.36697         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00659    $10.37218         0
   01/01/2008 to 12/31/2008...........  $10.37218    $ 7.78124         0
   01/01/2009 to 12/31/2009...........  $ 7.78124    $10.23808         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13264    $10.79851         0
   01/01/2008 to 12/31/2008...........  $10.79851    $ 5.94678         0
   01/01/2009 to 12/31/2009...........  $ 5.94678    $ 7.54279         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15603    $10.40607         0
   01/01/2008 to 12/31/2008...........  $10.40607    $ 6.71434         0
   01/01/2009 to 12/31/2009...........  $ 6.71434    $ 8.63106         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10813    $10.73777         0
   01/01/2008 to 12/31/2008...........  $10.73777    $ 6.68559         0
   01/01/2009 to 12/31/2009...........  $ 6.68559    $ 8.12328         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07712    $ 9.72510         0
   01/01/2008 to 12/31/2008...........  $ 9.72510    $ 5.88192         0
   01/01/2009 to 12/31/2009...........  $ 5.88192    $ 7.98530         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15791    $10.47505           0
   01/01/2008 to 12/31/2008...........  $10.47505    $ 5.81757           0
   01/01/2009 to 12/31/2009...........  $ 5.81757    $ 7.38062           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10425    $ 9.99980           0
   01/01/2008 to 12/31/2008...........  $ 9.99980    $ 5.64402           0
   01/01/2009 to 12/31/2009...........  $ 5.64402    $ 7.75926           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99813    $10.31757           0
   01/01/2008 to 12/31/2008...........  $10.31757    $10.19792           0
   01/01/2009 to 12/31/2009...........  $10.19792    $10.98807           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05189    $10.46713           0
   01/01/2008 to 12/31/2008...........  $10.46713    $ 8.23789           0
   01/01/2009 to 12/31/2009...........  $ 8.23789    $ 9.66599           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09236    $ 9.42983           0
   01/01/2008 to 12/31/2008...........  $ 9.42983    $ 6.47833           0
   01/01/2009 to 12/31/2009...........  $ 6.47833    $ 8.04226           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06936    $10.17690           0
   01/01/2008 to 12/31/2008...........  $10.17690    $ 7.36698           0
   01/01/2009 to 12/31/2009...........  $ 7.36698    $ 8.93948           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00656    $10.58352           0
   01/01/2008 to 12/31/2008...........  $10.58352    $10.09357           0
   01/01/2009 to 12/31/2009...........  $10.09357    $11.06172           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.17990    $11.61041           0
   01/01/2008 to 12/31/2008...........  $11.61041    $ 5.67597           0
   01/01/2009 to 12/31/2009...........  $ 5.67597    $ 8.28615           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11420    $10.45687           0
   01/01/2008 to 12/31/2008...........  $10.45687    $ 7.17504           0
   01/01/2009 to 12/31/2009...........  $ 7.17504    $ 8.85106       1,878
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12403    $10.53722           0
   01/01/2008 to 12/31/2008...........  $10.53722    $ 6.10680           0
   01/01/2009 to 12/31/2009...........  $ 6.10680    $ 7.51985           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08838    $10.40081       3,818
   01/01/2008 to 12/31/2008...........  $10.40081    $ 6.66052       4,581
   01/01/2009 to 12/31/2009...........  $ 6.66052    $ 8.06343       3,269
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18824    $10.44595           0
   01/01/2008 to 12/31/2008...........  $10.44595    $ 5.71766           0
   01/01/2009 to 12/31/2009...........  $ 5.71766    $ 7.29345           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98950    $10.57739           0
   01/01/2008 to 12/31/2008...........  $10.57739    $10.10583           0
   01/01/2009 to 12/31/2009...........  $10.10583    $11.51084           0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09623    $ 9.84545           0
   01/01/2008 to 12/31/2008...........  $ 9.84545    $ 6.25555           0
   01/01/2009 to 12/31/2009...........  $ 6.25555    $ 8.18814           0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99945    $10.10381           0
   01/01/2008 to 12/31/2008...........  $10.10381    $10.12434           0
   01/01/2009 to 12/31/2009...........  $10.12434    $ 9.92051           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14494    $10.05174           0
   01/01/2008 to 12/31/2008...........  $10.05174    $ 5.83949           0
   01/01/2009 to 12/31/2009...........  $ 5.83949    $ 8.75462           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99813    $ 9.97203           0
   01/01/2008 to 12/31/2008...........  $ 9.97203    $ 9.23974           0
   01/01/2009 to 12/31/2009...........  $ 9.23974    $10.08210           0
AST INVESTMENT GRADE BOND PORTFOLIO
   01/01/2009 to 12/31/2009...........  $10.00000    $10.83235           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17481    $ 6.09649           0
   01/01/2009 to 12/31/2009...........  $ 6.09649    $ 8.05078           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10088    $ 5.55845           0
   01/01/2009 to 12/31/2009...........  $ 5.55845    $ 9.04724           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99814    $ 7.45226           0
   01/01/2009 to 11/13/2009...........  $ 7.45226    $ 8.29066           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07794    $ 6.61561       1,317
   01/01/2009 to 12/31/2009...........  $ 6.61561    $ 8.41089       1,312
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09911    $ 6.67026           0
   01/01/2009 to 12/31/2009...........  $ 6.67026    $ 8.27074           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08093    $ 7.31658           0
   01/01/2009 to 12/31/2009...........  $ 7.31658    $ 8.82455           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11162    $ 7.11050           0
   01/01/2009 to 12/31/2009...........  $ 7.11050    $ 8.80378           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08911    $ 7.58467           0
   01/01/2009 to 12/31/2009...........  $ 7.58467    $ 9.14747           0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10344    $ 7.47615           0
   01/01/2009 to 12/31/2009...........  $ 7.47615    $ 8.85937           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03302    $ 7.61828           0
   01/01/2009 to 12/31/2009...........  $ 7.61828    $ 9.44603           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14490    $10.29212           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08352    $10.28232           0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70647    $ 6.86791         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.64607    $ 8.74424         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.66286    $ 6.99273         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.19090    $ 8.82075         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.05788    $ 9.90902         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.06983    $ 7.63973         0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.02637    $ 9.27562         0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.49158    $ 6.92638         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.21274    $ 7.53408         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.10549    $10.11187         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.55216    $ 7.21128         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.02882    $ 7.97555         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.20145    $ 8.03269         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.93004    $ 8.84254         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.89718    $ 9.23099         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.37505    $ 9.43936         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.03357    $ 6.35937         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.50415    $10.22579         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.93867    $ 7.53376         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.70627    $ 8.11370         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.95800    $ 7.37175         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.73287    $ 7.74993         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.24164    $ 8.17829         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.47577    $10.97507         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.40229    $11.49721         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.09245    $ 6.49596         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.45995    $ 6.92791           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.20793    $ 8.27631           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $7.39103    $ 8.92871           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.63409    $ 7.28482           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.50700    $ 8.62094           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.85397    $ 7.84259           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........   $9.98210    $11.04844           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.43137    $ 7.09511           0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $5.76647    $ 7.30333           0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.60503    $ 8.08658           0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.91946    $ 8.41901           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $7.28614    $ 8.73905       1,252
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........   $8.34840    $ 9.65455           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.56836    $ 8.05364       1,077
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........   $6.17903    $ 7.51087           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.15949    $ 8.84062          0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.74095    $ 8.26396          0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42730    $ 8.81729        922
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.22291    $ 8.79659          0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.73818    $ 9.14005          0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42625    $ 8.85204          0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82874          0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.36703    $10.07149          0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.43144    $11.12864          0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.38071    $10.98465          0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.70102    $ 8.04522          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.15313    $ 9.04069          0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.66525    $ 9.33046          0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.35760    $ 8.74417          0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29146          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28166         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.60925    $ 8.40410         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.40%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.46471     $5.36411         0
   01/01/2009 to 12/31/2009...........  $ 5.36411     $7.08678         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.71750     $5.81623         0
   01/01/2009 to 12/31/2009...........  $ 5.81623     $7.29458         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 8.99463     $5.36702         0
   01/01/2009 to 12/31/2009...........  $ 5.36702     $6.48824         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.31391     $5.89382         0
   01/01/2009 to 12/31/2009...........  $ 5.89382     $6.85990         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.26295     $5.81657         0
   01/01/2009 to 12/31/2009...........  $ 5.81657     $6.91956         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.07404     $6.07283         0
   01/01/2009 to 12/31/2009...........  $ 6.07283     $6.98428         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11678     $7.08081         0
   01/01/2009 to 12/31/2009...........  $ 7.08081     $8.81015         0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.06538     $6.92442         0
   01/01/2009 to 12/31/2009...........  $ 6.92442     $8.40902         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.95763    $ 6.59952         0
   01/01/2009 to 12/31/2009...........  $ 6.59952    $ 8.07701         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.42778    $ 5.92299         0
   01/01/2009 to 12/31/2009...........  $ 5.92299    $ 7.63062         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.16748    $ 7.24959         0
   01/01/2009 to 12/31/2009...........  $ 7.24959    $ 8.72886         0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.32080    $ 5.99056         0
   01/01/2009 to 12/31/2009...........  $ 5.99056    $ 6.91817         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12128    $ 6.28737         0
   01/01/2009 to 12/31/2009...........  $ 6.28737    $ 7.52520         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008..........  $ 8.64233    $ 8.03870         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.12483    $ 5.55993         0
   01/01/2009 to 12/31/2009...........  $ 5.55993    $ 7.20277         0
AST UBS DYNAMIC ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.18772    $ 7.77514         0
   01/01/2009 to 12/31/2009...........  $ 7.77514    $ 9.26456         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.95722    $ 6.05384         0
   01/01/2009 to 12/31/2009...........  $ 6.05384    $ 8.83209         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.57213    $ 7.62984         0
   01/01/2009 to 12/31/2009...........  $ 7.62984    $10.09994         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.29578    $ 6.01015         0
   01/01/2009 to 12/31/2009...........  $ 6.01015    $ 9.21996         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.03277    $ 5.90321         0
   01/01/2009 to 12/31/2009...........  $ 5.90321    $ 7.83316         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.12432    $ 5.44618         0
   01/01/2009 to 12/31/2009...........  $ 5.44618    $ 6.35197         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.34832    $ 7.77034         0
   01/01/2009 to 12/31/2009...........  $ 7.77034    $10.21385         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.95140    $ 5.93836         0
   01/01/2009 to 12/31/2009...........  $ 5.93836    $ 7.52477         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.14043    $ 6.70496         0
   01/01/2009 to 12/31/2009...........  $ 6.70496    $ 8.61060         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.34422    $ 6.67623         0
   01/01/2009 to 12/31/2009...........  $ 6.67623    $ 8.10407         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.71651    $ 5.87360         0
   01/01/2009 to 12/31/2009...........  $ 5.87360    $ 7.96604         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.51578    $ 5.80929         0
   01/01/2009 to 12/31/2009...........  $ 5.80929    $ 7.36289         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.62312    $ 5.63607         0
   01/01/2009 to 12/31/2009...........  $ 5.63607    $ 7.74083         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.47523    $10.18372         0
   01/01/2009 to 12/31/2009...........  $10.18372    $10.96202         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.38024    $ 8.22631         0
   01/01/2009 to 12/31/2009...........  $ 8.22631    $ 9.64296         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.31846    $ 6.46922         0
   01/01/2009 to 12/31/2009...........  $ 6.46922    $ 8.02319         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.00864    $ 7.35660         0
   01/01/2009 to 12/31/2009...........  $ 7.35660    $ 8.91799         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.96294    $10.07953         0
   01/01/2009 to 12/31/2009...........  $10.07953    $11.03553         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $11.99749    $ 5.66799         0
   01/01/2009 to 12/31/2009...........  $ 5.66799    $ 8.26638         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.29087    $ 7.16507         0
   01/01/2009 to 12/31/2009...........  $ 7.16507    $ 8.83017         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.16645    $ 6.09825         0
   01/01/2009 to 12/31/2009...........  $ 6.09825    $ 7.50203         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.02080    $ 6.65105         0
   01/01/2009 to 12/31/2009...........  $ 6.65105    $ 8.04404         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.85053    $ 5.70965         0
   01/01/2009 to 12/31/2009...........  $ 5.70965    $ 7.27610         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.82785    $10.09179         0
   01/01/2009 to 12/31/2009...........  $10.09179    $11.48362         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.43516    $ 6.24676         0
   01/01/2009 to 12/31/2009...........  $ 6.24676    $ 8.16855         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.12956    $10.11022         0
   01/01/2009 to 12/31/2009...........  $10.11022    $ 9.89725         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008..........  $ 9.58632    $ 5.83132         0
   01/01/2009 to 12/31/2009...........  $ 5.83132    $ 8.73379         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.20883    $ 9.22953         0
   01/01/2009 to 12/31/2009...........  $ 9.22953    $10.06109         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008..........  $10.02953    $12.12017         0
   01/01/2009 to 12/31/2009...........  $12.12017    $11.11953         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008..........  $10.02950    $12.17723         0
   01/01/2009 to 12/31/2009...........  $12.17723    $10.97570         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17473    $ 6.09375         0
   01/01/2009 to 12/31/2009...........  $ 6.09375    $ 8.03932         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10080    $ 5.55593         0
   01/01/2009 to 12/31/2009...........  $ 5.55593    $ 9.03439         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99806    $ 7.44900         0
   01/01/2009 to 11/13/2009...........  $ 7.44900    $ 8.27992         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07792    $ 6.61128         0
   01/01/2009 to 12/31/2009...........  $ 6.61128    $ 8.39711         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09908    $ 6.66583         0
   01/01/2009 to 12/31/2009...........  $ 6.66583    $ 8.25716         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08090    $ 7.31179         0
   01/01/2009 to 12/31/2009...........  $ 7.31179    $ 8.81013         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11160    $ 7.10584         0
   01/01/2009 to 12/31/2009...........  $ 7.10584    $ 8.78953         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08908    $ 7.57970         0
   01/01/2009 to 12/31/2009...........  $ 7.57970    $ 9.13255         0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10341    $ 7.47125         0
   01/01/2009 to 12/31/2009...........  $ 7.47125    $ 8.84491         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03294    $ 7.61483         0
   01/01/2009 to 12/31/2009...........  $ 7.61483    $ 9.43248         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 9.32586         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 8.73986         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14482    $10.29078         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08344    $10.28102         0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.65%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.65%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24120    $11.02592         0
   01/01/2008 to 12/31/2008...........  $11.02592    $ 5.34542         0
   01/01/2009 to 12/31/2009...........  $ 5.34542    $ 7.04477         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12943    $10.31660         0
   01/01/2008 to 12/31/2008...........  $10.31660    $ 5.79594         0
   01/01/2009 to 12/31/2009...........  $ 5.79594    $ 7.25131         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09018    $ 9.44738         0
   01/01/2008 to 12/31/2008...........  $ 9.44738    $ 5.34834         0
   01/01/2009 to 12/31/2009...........  $ 5.34834    $ 6.44986         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07285    $10.16563         0
   01/01/2008 to 12/31/2008...........  $10.16563    $ 5.87322         0
   01/01/2009 to 12/31/2009...........  $ 5.87322    $ 6.81914         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08254    $ 9.70939         0
   01/01/2008 to 12/31/2008...........  $ 9.70939    $ 5.79630         0
   01/01/2009 to 12/31/2009...........  $ 5.79630    $ 6.87855         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06533    $ 9.52001         0
   01/01/2008 to 12/31/2008...........  $ 9.52001    $ 6.05164         0
   01/01/2009 to 12/31/2009...........  $ 6.05164    $ 6.94298         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08129    $10.37610         0
   01/01/2008 to 12/31/2008...........  $10.37610    $ 7.05618         0
   01/01/2009 to 12/31/2009...........  $ 7.05618    $ 8.75812         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09227    $10.39083            0
   01/01/2008 to 12/31/2008...........  $10.39083    $ 6.90031            0
   01/01/2009 to 12/31/2009...........  $ 6.90031    $ 8.35909            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11540    $10.37647            0
   01/01/2008 to 12/31/2008...........  $10.37647    $ 6.57655       29,401
   01/01/2009 to 12/31/2009...........  $ 6.57655    $ 8.02932       28,894
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10513    $ 9.32927            0
   01/01/2008 to 12/31/2008...........  $ 9.32927    $ 5.90231            0
   01/01/2009 to 12/31/2009...........  $ 5.90231    $ 7.58532            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07604    $10.40145            0
   01/01/2008 to 12/31/2008...........  $10.40145    $ 7.22436          496
   01/01/2009 to 12/31/2009...........  $ 7.22436    $ 8.67713            0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07710    $ 9.77403            0
   01/01/2008 to 12/31/2008...........  $ 9.77403    $ 5.96968            0
   01/01/2009 to 12/31/2009...........  $ 5.96968    $ 6.87719            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05065    $11.19335            0
   01/01/2008 to 12/31/2008...........  $11.19335    $ 6.26543            0
   01/01/2009 to 12/31/2009...........  $ 6.26543    $ 7.48061            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12657    $ 8.79844            0
   01/01/2008 to 07/18/2008...........  $ 8.79844    $ 8.01958            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09447    $10.17337            0
   01/01/2008 to 12/31/2008...........  $10.17337    $ 5.54052            0
   01/01/2009 to 12/31/2009...........  $ 5.54052    $ 7.16012            0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08236    $ 9.65428            0
   01/01/2008 to 12/31/2008...........  $ 9.65428    $ 7.74804            0
   01/01/2009 to 12/31/2009...........  $ 7.74804    $ 9.20978            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13334    $10.36817            0
   01/01/2008 to 12/31/2008...........  $10.36817    $ 6.03272            0
   01/01/2009 to 12/31/2009...........  $ 6.03272    $ 8.77977            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01015    $10.48257         0
   01/01/2008 to 12/31/2008...........  $10.48257    $ 7.60325         0
   01/01/2009 to 12/31/2009...........  $ 7.60325    $10.04005         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12330    $10.38428         0
   01/01/2008 to 12/31/2008...........  $10.38428    $ 5.98918         0
   01/01/2009 to 12/31/2009...........  $ 5.98918    $ 9.16542         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18137    $10.30180         0
   01/01/2008 to 12/31/2008...........  $10.30180    $ 5.88262         0
   01/01/2009 to 12/31/2009...........  $ 5.88262    $ 7.78662         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09140    $ 9.52192         0
   01/01/2008 to 12/31/2008...........  $ 9.52192    $ 5.42714         0
   01/01/2009 to 12/31/2009...........  $ 5.42714    $ 6.31428         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00631    $10.35697         0
   01/01/2008 to 12/31/2008...........  $10.35697    $ 7.74327         0
   01/01/2009 to 12/31/2009...........  $ 7.74327    $10.15335         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13236    $10.78265         0
   01/01/2008 to 12/31/2008...........  $10.78265    $ 5.91771         0
   01/01/2009 to 12/31/2009...........  $ 5.91771    $ 7.48020         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15574    $10.39080         0
   01/01/2008 to 12/31/2008...........  $10.39080    $ 6.68152         0
   01/01/2009 to 12/31/2009...........  $ 6.68152    $ 8.55950         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10785    $10.72203         0
   01/01/2008 to 12/31/2008...........  $10.72203    $ 6.65300         0
   01/01/2009 to 12/31/2009...........  $ 6.65300    $ 8.05621         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07684    $ 9.71078         0
   01/01/2008 to 12/31/2008...........  $ 9.71078    $ 5.85314         0
   01/01/2009 to 12/31/2009...........  $ 5.85314    $ 7.91892         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15762    $10.45964         0
   01/01/2008 to 12/31/2008...........  $10.45964    $ 5.78907         0
   01/01/2009 to 12/31/2009...........  $ 5.78907    $ 7.31934         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10396    $ 9.98514         0
   01/01/2008 to 12/31/2008...........  $ 9.98514    $ 5.61636         0
   01/01/2009 to 12/31/2009...........  $ 5.61636    $ 7.69492         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99785    $10.30241         0
   01/01/2008 to 12/31/2008...........  $10.30241    $10.14822         0
   01/01/2009 to 12/31/2009...........  $10.14822    $10.89717         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05161    $10.45175         0
   01/01/2008 to 12/31/2008...........  $10.45175    $ 8.19769         0
   01/01/2009 to 12/31/2009...........  $ 8.19769    $ 9.58602         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09208    $ 9.41590         0
   01/01/2008 to 12/31/2008...........  $ 9.41590    $ 6.44663         0
   01/01/2009 to 12/31/2009...........  $ 6.44663    $ 7.97557         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06908    $10.16199         0
   01/01/2008 to 12/31/2008...........  $10.16199    $ 7.33102         0
   01/01/2009 to 12/31/2009...........  $ 7.33102    $ 8.86541         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00627    $10.56796         0
   01/01/2008 to 12/31/2008...........  $10.56796    $10.04432         0
   01/01/2009 to 12/31/2009...........  $10.04432    $10.97008         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.17962    $11.59337         0
   01/01/2008 to 12/31/2008...........  $11.59337    $ 5.64823         0
   01/01/2009 to 12/31/2009...........  $ 5.64823    $ 8.21749         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11392    $10.44156         0
   01/01/2008 to 12/31/2008...........  $10.44156    $ 7.14011         0
   01/01/2009 to 12/31/2009...........  $ 7.14011    $ 8.77789         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12375    $10.52178         0
   01/01/2008 to 12/31/2008...........  $10.52178    $ 6.07699         0
   01/01/2009 to 12/31/2009...........  $ 6.07699    $ 7.45766         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08810    $10.38551         0
   01/01/2008 to 12/31/2008...........  $10.38551    $ 6.62792         0
   01/01/2009 to 12/31/2009...........  $ 6.62792    $ 7.99653         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18796    $10.43064         0
   01/01/2008 to 12/31/2008...........  $10.43064    $ 5.68977         0
   01/01/2009 to 12/31/2009...........  $ 5.68977    $ 7.23315         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.98922    $10.56193         0
   01/01/2008 to 12/31/2008...........  $10.56193    $10.05664         0
   01/01/2009 to 12/31/2009...........  $10.05664    $11.41572         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09595    $ 9.83099         0
   01/01/2008 to 12/31/2008...........  $ 9.83099    $ 6.22505         0
   01/01/2009 to 12/31/2009...........  $ 6.22505    $ 8.12028         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99916    $10.08896         0
   01/01/2008 to 12/31/2008...........  $10.08896    $10.07506         0
   01/01/2009 to 12/31/2009...........  $10.07506    $ 9.83867         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14465    $10.03703         0
   01/01/2008 to 12/31/2008...........  $10.03703    $ 5.81092         0
   01/01/2009 to 12/31/2009...........  $ 5.81092    $ 8.68196         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99785    $ 9.96779         0
   01/01/2008 to 12/31/2008...........  $ 9.96779    $ 9.20429         0
   01/01/2009 to 12/31/2009...........  $ 9.20429    $10.00912         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92249    $ 9.64071         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90527    $ 9.54186         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17453    $ 6.08694         0
   01/01/2009 to 12/31/2009...........  $ 6.08694    $ 8.01078         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10060    $ 5.54975            0
   01/01/2009 to 12/31/2009...........  $ 5.54975    $ 9.00221            0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99786    $ 7.44073            0
   01/01/2009 to 11/13/2009...........  $ 7.44073    $ 8.25328            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07785    $ 6.60051            0
   01/01/2009 to 12/31/2009...........  $ 6.60051    $ 8.36303            0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09901    $ 6.65491            0
   01/01/2009 to 12/31/2009...........  $ 6.65491    $ 8.22349            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08083    $ 7.29978       10,692
   01/01/2009 to 12/31/2009...........  $ 7.29978    $ 8.77415       10,688
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11153    $ 7.09421            0
   01/01/2009 to 12/31/2009...........  $ 7.09421    $ 8.75378            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08902    $ 7.56734            0
   01/01/2009 to 12/31/2009...........  $ 7.56734    $ 9.09543            0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10334    $ 7.45895            0
   01/01/2009 to 12/31/2009...........  $ 7.45895    $ 8.80874            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03274    $ 7.60640            0
   01/01/2009 to 12/31/2009...........  $ 7.60640    $ 9.39913            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93806    $ 9.57501            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88398    $ 9.21794            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14462    $10.28750            0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08324    $10.27771            0



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.24253    $11.10310         0
   01/01/2008 to 12/31/2008...........  $11.10310    $ 5.47103         0
   01/01/2009 to 12/31/2009...........  $ 5.47103    $ 7.32822         0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13076    $10.38882         0
   01/01/2008 to 12/31/2008...........  $10.38882    $ 5.93223         0
   01/01/2009 to 12/31/2009...........  $ 5.93223    $ 7.54334         0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09151    $ 9.51355         0
   01/01/2008 to 12/31/2008...........  $ 9.51355    $ 5.47408         0
   01/01/2009 to 12/31/2009...........  $ 5.47408    $ 6.70961         0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008...........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009...........  $ 6.01128    $ 7.09375         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08387    $ 9.77734         0
   01/01/2008 to 12/31/2008...........  $ 9.77734    $ 5.93256         0
   01/01/2009 to 12/31/2009...........  $ 5.93256    $ 7.15556         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.06667    $ 9.58676         0
   01/01/2008 to 12/31/2008...........  $ 9.58676    $ 6.19386         0
   01/01/2009 to 12/31/2009...........  $ 6.19386    $ 7.22248         0
AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08262    $10.44865         0
   01/01/2008 to 12/31/2008...........  $10.44865    $ 7.22179         0
   01/01/2009 to 12/31/2009...........  $ 7.22179    $ 9.11023         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09360    $10.46353         0
   01/01/2008 to 12/31/2008...........  $10.46353    $ 7.06233         0
   01/01/2009 to 12/31/2009...........  $ 7.06233    $ 8.69541         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11673    $10.44905         0
   01/01/2008 to 12/31/2008...........  $10.44905    $ 6.73091         0
   01/01/2009 to 12/31/2009...........  $ 6.73091    $ 8.35219         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10647    $ 9.39461         0
   01/01/2008 to 12/31/2008...........  $ 9.39461    $ 6.04131         0
   01/01/2009 to 12/31/2009...........  $ 6.04131    $ 7.89121         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07738    $10.47416         0
   01/01/2008 to 12/31/2008...........  $10.47416    $ 7.39401         0
   01/01/2009 to 12/31/2009...........  $ 7.39401    $ 9.02623         0
AST DEAM LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07843    $ 9.84245         0
   01/01/2008 to 12/31/2008...........  $ 9.84245    $ 6.11002         0
   01/01/2009 to 12/31/2009...........  $ 6.11002    $ 7.15406         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05198    $11.27163         0
   01/01/2008 to 12/31/2008...........  $11.27163    $ 6.41269         0
   01/01/2009 to 12/31/2009...........  $ 6.41269    $ 7.78174         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12790    $ 8.86015         0
   01/01/2008 to 07/18/2008...........  $ 8.86015    $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09580    $10.24457         0
   01/01/2008 to 12/31/2008...........  $10.24457    $ 5.67083         0
   01/01/2009 to 12/31/2009...........  $ 5.67083    $ 7.44861         0
AST UBS DYNAMIC ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08369    $ 9.72186         0
   01/01/2008 to 12/31/2008...........  $ 9.72186    $ 7.92991         0
   01/01/2009 to 12/31/2009...........  $ 7.92991    $ 9.58003         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008...........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009...........  $ 6.17458    $ 9.13337         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.01148    $10.55596         0
   01/01/2008 to 12/31/2008...........  $10.55596    $ 7.78172         0
   01/01/2009 to 12/31/2009...........  $ 7.78172    $10.44365         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008...........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009...........  $ 6.12993    $ 9.53431         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008...........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009...........  $ 6.02093    $ 8.10028         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008...........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009...........  $ 5.55478    $ 6.56849         0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00764    $10.42944         0
   01/01/2008 to 12/31/2008...........  $10.42944    $ 7.92501         0
   01/01/2009 to 12/31/2009...........  $ 7.92501    $10.56148         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.13369    $10.85812         0
   01/01/2008 to 12/31/2008...........  $10.85812    $ 6.05687         0
   01/01/2009 to 12/31/2009...........  $ 6.05687    $ 7.78148         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15708    $10.46349         0
   01/01/2008 to 12/31/2008...........  $10.46349    $ 6.83847         0
   01/01/2009 to 12/31/2009...........  $ 6.83847    $ 8.90397         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10918    $10.79702         0
   01/01/2008 to 12/31/2008...........  $10.79702    $ 6.80925         0
   01/01/2009 to 12/31/2009...........  $ 6.80925    $ 8.38024         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07817    $ 9.77879         0
   01/01/2008 to 12/31/2008...........  $ 9.77879    $ 5.99070         0
   01/01/2009 to 12/31/2009...........  $ 5.99070    $ 8.23780         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.15896    $10.53280         0
   01/01/2008 to 12/31/2008...........  $10.53280    $ 5.92524         0
   01/01/2009 to 12/31/2009...........  $ 5.92524    $ 7.61412         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.10530    $10.05498         0
   01/01/2008 to 12/31/2008...........  $10.05498    $ 5.74837         0
   01/01/2009 to 12/31/2009...........  $ 5.74837    $ 8.00467         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99918    $10.37452         0
   01/01/2008 to 12/31/2008...........  $10.37452    $10.38622         0
   01/01/2009 to 12/31/2009...........  $10.38622    $11.33515         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.05295    $10.52485         0
   01/01/2008 to 12/31/2008...........  $10.52485    $ 8.39002         0
   01/01/2009 to 12/31/2009...........  $ 8.39002    $ 9.97136         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09341    $ 9.48190         0
   01/01/2008 to 12/31/2008...........  $ 9.48190    $ 6.59820         0
   01/01/2009 to 12/31/2009...........  $ 6.59820    $ 8.29667         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.07042    $10.23309         0
   01/01/2008 to 12/31/2008...........  $10.23309    $ 7.50318         0
   01/01/2009 to 12/31/2009...........  $ 7.50318    $ 9.22207         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00761    $10.64189         0
   01/01/2008 to 12/31/2008...........  $10.64189    $10.27989         0
   01/01/2009 to 12/31/2009...........  $10.27989    $11.41118         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18095    $11.67442         0
   01/01/2008 to 12/31/2008...........  $11.67442    $ 5.78102         0
   01/01/2009 to 12/31/2009...........  $ 5.78102    $ 8.54834         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.11525    $10.51454         0
   01/01/2008 to 12/31/2008...........  $10.51454    $ 7.30766         0
   01/01/2009 to 12/31/2009...........  $ 7.30766    $ 9.13083         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008...........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009...........  $ 6.21978    $ 7.75771         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008...........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009...........  $ 6.78372    $ 8.31836         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.18930    $10.50364         0
   01/01/2008 to 12/31/2008...........  $10.50364    $ 5.82357         0
   01/01/2009 to 12/31/2009...........  $ 5.82357    $ 7.52432         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007..........  $ 9.99055    $10.63572         0
   01/01/2008 to 12/31/2008...........  $10.63572    $10.29238         0
   01/01/2009 to 12/31/2009...........  $10.29238    $11.87444         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.09728    $ 9.89974         0
   01/01/2008 to 12/31/2008...........  $ 9.89974    $ 6.37126         0
   01/01/2009 to 12/31/2009...........  $ 6.37126    $ 8.44705         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.00050    $10.15956         0
   01/01/2008 to 12/31/2008...........  $10.15956    $10.31135         0
   01/01/2009 to 12/31/2009...........  $10.31135    $10.23406         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007..........  $10.14599    $10.10721         0
   01/01/2008 to 12/31/2008...........  $10.10721    $ 5.94755         0
   01/01/2009 to 12/31/2009...........  $ 5.94755    $ 9.03144         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774         0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37350         0
   01/01/2009 to 12/31/2009...........  $ 9.37350    $10.35986         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009...........  $ 6.13222    $ 8.20258         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093         0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21740         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009...........  $ 7.49592    $ 8.43263         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67266         0
   01/01/2009 to 12/31/2009...........  $ 6.67266    $ 8.59277         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72781         0
   01/01/2009 to 12/31/2009...........  $ 6.72781    $ 8.44964         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37967         0
   01/01/2009 to 12/31/2009...........  $ 7.37967    $ 9.01533         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17177         0
   01/01/2009 to 12/31/2009...........  $ 7.17177    $ 8.99415         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64996         0
   01/01/2009 to 12/31/2009...........  $ 7.64996    $ 9.34522         0
AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057         0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05088         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66278         0
   01/01/2009 to 12/31/2009...........  $ 7.66278    $ 9.62363         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30942         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29960         0



* Denotes the start date of these sub-accounts

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2009 AND FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented, for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2009, the results of their operations, changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 26, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    741,593     237,698     13,071       6,936       1,064        745
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,133,951  $2,093,334   $124,912     $62,456     $22,108     $7,470
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.36  $     8.72   $   7.25     $  6.45     $  6.82     $ 6.94
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    12.23  $    12.43   $  12.78     $ 12.92     $ 12.22     $12.47
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                      BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                     ALLOCATION     2018        2019        2020     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ----------  ----------   --------     ------    ----------   --------
    Total assets.................... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
NET ASSETS
Accumulation units.................. $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
Contracts in payout (annuitization)
 period.............................         --          --         --         --            --         --
                                     ----------  ----------   --------     ------    ----------   --------
    Total net assets................ $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
FUND SHARE INFORMATION
Number of shares....................    868,417      99,049     32,334        261       607,740     19,280
                                     ==========  ==========   ========     ======    ==========   ========
Cost of investments................. $7,488,426  $1,072,385   $366,210     $2,429    $5,580,300   $134,816
                                     ==========  ==========   ========     ======    ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.68  $     9.62   $   9.52     $ 8.74    $     8.03   $   8.22
                                     ==========  ==========   ========     ======    ==========   ========
    Highest......................... $    12.05  $    11.28   $  11.14     $ 9.24    $    12.32   $  12.36
                                     ==========  ==========   ========     ======    ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- ------------
                                         AST                                                         AST
                                         CLS         AST         AST         AST         AST     FIRST TRUST
                                      MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                        ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                     ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                     ----------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair value........... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ----------    -------     -------     -------   ----------  -----------
    Total assets.................... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
NET ASSETS
Accumulation units.................. $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
Contracts in payout (annuitization)
 period.............................         --         --          --          --           --           --
                                     ----------    -------     -------     -------   ----------  -----------
    Total net assets................ $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
FUND SHARE INFORMATION
Number of shares....................    184,336      6,930       2,137       1,581      308,344    1,239,809
                                     ==========    =======     =======     =======   ==========  ===========
Cost of investments................. $1,388,565    $55,437     $23,202     $13,882   $2,518,117  $10,684,144
                                     ==========    =======     =======     =======   ==========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.77    $  7.58     $  6.88     $  7.16   $     8.00  $      7.46
                                     ==========    =======     =======     =======   ==========  ===========
    Highest......................... $    11.95    $ 14.53     $ 12.77     $ 13.00   $    12.31  $     12.17
                                     ==========    =======     =======     =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN                 HORIZON
                                       GLOBAL       SACHS        SACHS       SACHS                  GROWTH
                                        REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST        ASSET
                                       ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD  ALLOCATION
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ------      -------      -------     ------      -------    --------
    Total assets....................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                       ------      -------      -------     ------      -------    --------
    Total net assets................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................      219        1,827       12,523        317        5,102      15,635
                                       ======      =======      =======     ======      =======    ========
Cost of investments.................   $1,006      $40,954      $64,470     $2,787      $32,155    $113,610
                                       ======      =======      =======     ======      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.01      $  8.78      $  9.14     $ 9.40      $  9.65    $   8.75
                                       ======      =======      =======     ======      =======    ========
    Highest.........................   $13.95      $ 12.85      $ 13.50     $12.77      $ 12.53    $  12.26
                                       ======      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES       SERIES        SERIES       SERIES       SERIES       SERIES
                                        TRUST        TRUST         TRUST        TRUST        TRUST        TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       HORIZON                                   AST          AST
                                      MODERATE        AST           AST      INVESTMENT    JPMORGAN        AST
                                        ASSET    INTERNATIONAL INTERNATIONAL    GRADE    INTERNATIONAL  LARGE-CAP
                                     ALLOCATION     GROWTH         VALUE        BOND        EQUITY        VALUE
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      --------      -------      --------    ----------     -------      -------
    Total assets....................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
NET ASSETS
Accumulation units..................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
Contracts in payout (annuitization)
 period.............................        --           --            --            --          --           --
                                      --------      -------      --------    ----------     -------      -------
    Total net assets................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
FUND SHARE INFORMATION
Number of shares....................    51,784        7,422         5,861       440,609       2,789          631
                                      ========      =======      ========    ==========     =======      =======
Cost of investments.................  $418,785      $87,438      $110,185    $4,665,253     $62,779      $12,906
                                      ========      =======      ========    ==========     =======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.10      $  6.89      $   7.23    $    10.83     $  7.79      $  6.31
                                      ========      =======      ========    ==========     =======      =======
    Highest.........................  $  11.87      $ 13.29      $  13.12    $    11.91     $ 13.60      $ 12.75
                                      ========      =======      ========    ==========     =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         LORD       MARSICO       AST         AST         AST         AST
                                     ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP      MONEY
                                      DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE      MARKET
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       -------      -------     -------     -------     -------   ----------
    Total assets....................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
NET ASSETS
Accumulation units..................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------     -------     -------     -------   ----------
    Total net assets................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     5,947        4,713       4,692       1,839       3,315    1,249,571
                                       =======      =======     =======     =======     =======   ==========
Cost of investments.................   $60,840      $91,874     $52,817     $15,998     $30,175   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  9.98      $  7.48     $  8.56     $  8.01     $  7.92   $     9.81
                                       =======      =======     =======     =======     =======   ==========
    Highest.........................   $ 12.10      $ 12.73     $ 13.38     $ 12.16     $ 13.24   $    10.23
                                       =======      =======     =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES        SERIES       SERIES      SERIES
                                        TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC     PIMCO
                                       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING     LIMITED
                                     LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS    MATURITY
                                        VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY       BOND
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       -------     -------     ------       --------      -------    --------
    Total assets....................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
NET ASSETS
Accumulation units..................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
Contracts in payout (annuitization)
 period.............................        --          --         --             --           --          --
                                       -------     -------     ------       --------      -------    --------
    Total net assets................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
FUND SHARE INFORMATION
Number of shares....................     2,734       1,898        894         24,785        3,392      15,293
                                       =======     =======     ======       ========      =======    ========
Cost of investments.................   $40,007     $37,339     $7,214       $181,568      $22,068    $171,386
                                       =======     =======     ======       ========      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  7.69     $  7.32     $ 7.48       $   8.81      $  9.00    $  10.43
                                       =======     =======     ======       ========      =======    ========
    Highest.........................   $ 13.73     $ 12.38     $12.08       $  11.98      $ 14.81    $  11.34
                                       =======     =======     ======       ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES        SERIES        SERIES      SERIES      SERIES
                                        TRUST        TRUST          TRUST         TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       SCHRODERS
                                        PIMCO     PRESERVATION       AST       MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET           QMA          WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION  US EQUITY ALPHA STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       --------    ----------      -------      --------     ------      -------
    Total assets....................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
NET ASSETS
Accumulation units..................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------     ------      -------
    Total net assets................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     35,239       816,776        2,959        65,636        164        2,575
                                       ========    ==========      =======      ========     ======      =======
Cost of investments.................   $411,426    $7,744,177      $33,393      $650,288     $1,943      $26,904
                                       ========    ==========      =======      ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  10.73    $     9.43      $  6.88      $   8.76     $ 8.12      $  7.98
                                       ========    ==========      =======      ========     ======      =======
    Highest.........................   $  11.87    $    11.62      $ 12.82      $  12.40     $13.15      $ 12.96
                                       ========    ==========      =======      ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES        SERIES        SERIES        SERIES       SERIES       SERIES
                                         TRUST         TRUST         TRUST         TRUST        TRUST       TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ----------- ------------
                                                                                                           FRANKLIN
                                          AST           AST           AST           AST                   TEMPLETON
                                     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST     VIP FOUNDING
                                         ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC    FUNDS
                                      ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA     ALLOCATION
                                     ------------- ------------- ------------- ------------- ----------- ------------
ASSETS
Investments at fair value...........  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ----------     --------       -------      --------    ----------   ----------
    Total assets....................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
NET ASSETS
Accumulation units..................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --           --
                                      ----------     --------       -------      --------    ----------   ----------
    Total net assets................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     336,027       10,406         3,610         6,933       280,130      434,071
                                      ==========     ========       =======      ========    ==========   ==========
Cost of investments.................  $4,826,616     $117,067       $36,955      $179,595    $3,121,154   $2,608,945
                                      ==========     ========       =======      ========    ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     8.87     $  10.12       $  8.68      $   6.86    $     9.21   $     8.36
                                      ==========     ========       =======      ========    ==========   ==========
    Highest.........................  $    12.16     $  11.41       $ 13.17      $  13.77    $    11.68   $    12.84
                                      ==========     ========       =======      ========    ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                        SERIES      SERIES      SERIES      INSURANCE     INSURANCE    INSURANCE
                                        TRUST        TRUST       TRUST        FUNDS         FUNDS        FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ----------- ----------- -------------- ------------ ------------
                                       PROFUND      PROFUND     PROFUND                                AIM V. I.
                                     VP LARGE-CAP VP MID-CAP      VP        AIM V. I.     AIM V. I.     CAPITAL
                                        VALUE        VALUE     UTILITIES  BASIC BALANCED BASIC VALUE  APPRECIATION
                                     ------------ ----------- ----------- -------------- ------------ ------------
ASSETS
Investments at fair value...........   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       --------     ------      -------    -----------   -----------  -----------
    Total assets....................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
NET ASSETS
Accumulation units..................   $207,853     $3,655      $28,702    $20,137,644   $ 9,828,616  $76,971,971
Contracts in payout (annuitization)
 period.............................         --         --           --         25,254        48,775      336,893
                                       --------     ------      -------    -----------   -----------  -----------
    Total net assets................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares....................      9,561        169        1,046      2,320,241     1,651,738    3,802,699
                                       ========     ======      =======    ===========   ===========  ===========
Cost of investments.................   $205,173     $2,293      $26,336    $24,372,439   $13,570,857  $94,557,579
                                       ========     ======      =======    ===========   ===========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   7.25     $ 8.19      $  7.73    $      7.16   $      8.69  $      4.65
                                       ========     ======      =======    ===========   ===========  ===========
    Highest.........................   $  12.67     $12.74      $ 12.22    $     10.32   $     10.29  $     11.90
                                       ========     ======      =======    ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS         FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ -------------
                                      AIM V. I.                 AIM V. I.    AIM V. I.                  AIM V. I.
                                       CAPITAL     AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL
                                     DEVELOPMENT  CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH
                                     ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments at fair value........... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total assets.................... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
NET ASSETS
Accumulation units.................. $ 9,952,446  $111,749,204 $11,062,216  $16,770,449   $7,282,569   $29,804,867
Contracts in payout (annuitization)
 period.............................      16,141       851,042     133,316      199,257       12,701       384,558
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total net assets................ $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares....................     882,957     4,518,469   1,904,002    1,420,059    1,397,561     1,160,685
                                     ===========  ============ ===========  ===========   ==========   ===========
Cost of investments................. $11,002,084  $109,957,438 $15,240,580  $17,252,702   $8,103,575   $24,083,832
                                     ===========  ============ ===========  ===========   ==========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     10.40  $       7.31 $      9.94  $     13.67   $    11.37   $     10.35
                                     ===========  ============ ===========  ===========   ==========   ===========
    Highest......................... $     14.95  $      18.76 $     12.61  $     16.20   $    16.36   $     20.14
                                     ===========  ============ ===========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      AIM VARIABLE
                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS      SERIES II
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                      AIM V. I.    AIM V. I.                                           AIM V. I.
                                      LARGE CAP     MID CAP     AIM V. I.    AIM V. I.    AIM V. I.      BASIC
                                        GROWTH    CORE EQUITY  MONEY MARKET  TECHNOLOGY   UTILITIES   BALANCED II
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total assets....................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
NET ASSETS
Accumulation units..................  $8,958,474  $14,722,297  $17,264,037   $3,210,254   $7,029,365   $  959,716
Contracts in payout (annuitization)
 period.............................      28,788        7,333       38,757       28,692       87,477           --
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total net assets................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     731,862    1,348,867   17,302,794      245,561      490,478      110,822
                                      ==========  ===========  ===========   ==========   ==========   ==========
Cost of investments.................  $9,013,389  $15,294,244  $17,302,794   $2,806,986   $7,717,601   $1,028,779
                                      ==========  ===========  ===========   ==========   ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.46  $     11.78  $     10.66   $    10.80   $    15.42   $     8.37
                                      ==========  ===========  ===========   ==========   ==========   ==========
    Highest.........................  $     9.66  $     16.37  $     12.74   $    11.17   $    15.95   $     9.14
                                      ==========  ===========  ===========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            AIM VARIABLE   AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                             INSURANCE       INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE
                               FUNDS           FUNDS          FUNDS          FUNDS         FUNDS         FUNDS
                             SERIES II       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------- --------------- -------------- -------------- ------------ -------------
                                             AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                             AIM V. I.        CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT
                           BASIC VALUE II APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II
                           -------------- --------------- -------------- -------------- ------------ -------------
ASSETS
Investments at fair value.  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            -----------     ----------       --------      ----------     --------    ----------
    Total assets..........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
NET ASSETS
Accumulation units........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
Contracts in payout
 (annuitization) period...           --             --             --              --           --            --
                            -----------     ----------       --------      ----------     --------    ----------
    Total net assets......  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    1,758,955        205,076         37,286         113,683       48,141        90,384
                            ===========     ==========       ========      ==========     ========    ==========
Cost of investments.......  $14,105,561     $4,317,099       $507,534      $2,764,755     $382,014    $1,108,251
                            ===========     ==========       ========      ==========     ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      8.11     $     7.62       $  10.60      $     9.52     $   9.68    $    11.54
                            ===========     ==========       ========      ==========     ========    ==========
    Highest...............  $     11.36     $    10.75       $  11.59      $    12.05     $  10.57    $    12.61
                            ===========     ==========       ========      ==========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                       INSURANCE     INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUNDS         FUNDS        FUNDS         FUNDS         FUNDS         FUNDS
                                       SERIES II     SERIES II    SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------ -------------- ------------ -------------
                                                     AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                       AIM V. I.   INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.
                                     HIGH YIELD II   GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II
                                     ------------- ------------- ------------ -------------- ------------ -------------
ASSETS
Investments at fair value...........   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       --------      --------      --------     ----------    ----------     -------
    Total assets....................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
NET ASSETS
Accumulation units..................   $460,852      $795,988      $609,972     $4,083,882    $1,626,221     $45,010
Contracts in payout (annuitization)
 period.............................         --            --            --         12,389            --          --
                                       --------      --------      --------     ----------    ----------     -------
    Total net assets................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
FUND SHARE INFORMATION
Number of shares....................     88,455        31,057        50,039        378,234     1,626,221       3,468
                                       ========      ========      ========     ==========    ==========     =======
Cost of investments.................   $476,616      $649,696      $603,737     $4,438,817    $1,626,221     $40,297
                                       ========      ========      ========     ==========    ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.25      $  15.24      $   9.15     $    11.34    $     9.47     $ 10.21
                                       ========      ========      ========     ==========    ==========     =======
    Highest.........................   $  15.56      $  16.66      $   9.52     $    13.91    $    10.35     $ 10.87
                                       ========      ========      ========     ==========    ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                     AIM VARIABLE   BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                      INSURANCE     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        FUNDS        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES II    SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------- ------------- ------------- ------------- -------------
                                                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                    ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                      AIM V. I.   BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                     UTILITIES II    GROWTH        INCOME         VALUE        GROWTH       CAP VALUE
                                     ------------ ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total assets....................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
NET ASSETS
Accumulation units..................   $452,013    $28,351,501  $ 76,290,061   $22,852,131   $22,723,395   $25,088,543
Contracts in payout (annuitization)
 period.............................         --         28,865       150,347         4,812            --            --
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total net assets................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
FUND SHARE INFORMATION
Number of shares....................     31,325      1,659,671     5,068,993     1,572,004       919,231     1,877,885
                                       ========    ===========  ============   ===========   ===========   ===========
Cost of investments.................   $523,360    $28,878,380  $106,357,124   $29,356,150   $21,910,393   $28,508,857
                                       ========    ===========  ============   ===========   ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.61    $      5.41  $       8.33   $      9.51   $      5.48   $     15.59
                                       ========    ===========  ============   ===========   ===========   ===========
    Highest.........................   $  15.56    $     12.53  $      11.60   $     10.12   $     12.34   $     17.03
                                       ========    ===========  ============   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ALLIANCE                      DREYFUS
                                       BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                       VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                        PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                      SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- --------------- ----------- ------------- ------------ ------------
                                                                     DREYFUS
                                       ALLIANCE       AMERICAN      SOCIALLY
                                     BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                         VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ----------       -------       -------     --------      --------    ----------
    Total assets....................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
NET ASSETS
Accumulation units..................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
Contracts in payout (annuitization)
 period.............................          --            --            --           --            --            --
                                      ----------       -------       -------     --------      --------    ----------
    Total net assets................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
FUND SHARE INFORMATION
Number of shares....................     253,693         3,449           934       20,034         7,228     1,064,241
                                      ==========       =======       =======     ========      ========    ==========
Cost of investments.................  $3,038,332       $23,483       $27,025     $567,827      $151,488    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.95       $ 14.06       $  5.71     $   7.45      $   7.61    $    10.09
                                      ==========       =======       =======     ========      ========    ==========
    Highest.........................  $     8.46       $ 14.24       $ 10.83     $  11.84      $  10.80    $    12.54
                                      ==========       =======       =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $500,832    $1,226,229   $1,099,076    $470,126     $517,038    $1,554,433
Contracts in payout (annuitization)
 period.............................    23,472        41,737          807       2,064        7,051        46,187
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    94,640        74,895       97,163      70,371       63,449        78,003
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $625,879    $1,225,551   $1,244,784    $614,961     $679,044    $1,667,796
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  12.95    $    10.58   $    20.29    $   9.19     $  11.19    $    10.67
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.09    $    10.70   $    20.52    $   9.30     $  11.32    $    10.73
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                              FIDELITY      FIDELITY      FIDELITY
                                         DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                                      VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                                      SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------- -------------- ------------- -------------
                                         DWS         DWS
                                        MONEY     SMALL CAP    FEDERATED
                                       MARKET      GROWTH        PRIME                         VIP
                                      VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                                     ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      --------    --------    -----------    ----------    ----------    ----------
    Total assets....................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units..................  $596,046    $346,822    $15,551,792    $7,127,841    $1,213,988    $3,482,973
Contracts in payout (annuitization)
 period.............................        --          --        442,790        25,385        10,851         3,320
                                      --------    --------    -----------    ----------    ----------    ----------
    Total net assets................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares....................   596,046      32,413     15,994,582       346,907        72,864       116,055
                                      ========    ========    ===========    ==========    ==========    ==========
Cost of investments.................  $596,046    $408,601    $15,994,582    $8,378,722    $1,532,956    $4,342,133
                                      ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.62    $   8.91    $     10.11    $    11.26    $     9.94    $     5.55
                                      ========    ========    ===========    ==========    ==========    ==========
    Highest.........................  $  10.66    $   8.96    $     13.23    $    20.09    $    12.40    $    11.93
                                      ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ----------    ----------    ----------    ----------        -------        ------------
    Total assets..........  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
NET ASSETS
Accumulation units........  $1,314,249    $5,249,583    $2,375,645    $1,486,137        $88,045        $ 77,262,076
Contracts in payout
 (annuitization) period...          --         3,663            --            --             --             285,031
                            ----------    ----------    ----------    ----------        -------        ------------
    Total net assets......  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares..........     248,440        43,916       190,356        98,747          7,038           3,821,937
                            ==========    ==========    ==========    ==========        =======        ============
Cost of investments.......  $1,508,376    $5,511,260    $2,393,286    $1,769,379        $74,828        $104,515,372
                            ==========    ==========    ==========    ==========        =======        ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    10.76    $     7.54    $    15.53    $     8.68        $  9.91        $       8.55
                            ==========    ==========    ==========    ==========        =======        ============
    Highest...............  $    12.45    $     8.85    $    16.19    $    11.16        $ 11.45        $      15.93
                            ==========    ==========    ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ----------        -----------       ----------        ----------        ----------
    Total assets.......    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
Contracts in payout
 (annuitization)
 period................            --                 --               --                --                --
                           ----------        -----------       ----------        ----------        ----------
    Total net assets...    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        61,426            996,482          777,012           318,582           370,358
                           ==========        ===========       ==========        ==========        ==========
Cost of investments....    $1,319,150        $10,325,043       $7,960,540        $3,309,205        $3,723,021
                           ==========        ===========       ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     9.18        $      9.62       $     9.11        $     8.65        $    10.26
                           ==========        ===========       ==========        ==========        ==========
    Highest............    $    11.79        $     10.14       $     9.60        $     9.12        $    10.82
                           ==========        ===========       ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $10,243,454
                           -----------
    Total assets.......    $10,243,454
                           ===========
NET ASSETS
Accumulation units.....    $10,243,454
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $10,243,454
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        939,766
                           ===========
Cost of investments....    $12,609,910
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.24
                           ===========
    Highest............    $      9.83
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        8,410            143,202         1,570,721            63,547             104
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $261,919         $1,646,419        $8,882,612        $8,492,355          $1,329
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   6.82         $     8.69        $    11.45        $     8.26          $13.06
                            ========         ==========        ==========        ==========          ======
    Highest............     $  10.03         $     9.16        $    16.27        $    11.57          $13.06
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $20,437,535
                           -----------
    Total assets.......    $20,437,535
                           ===========
NET ASSETS
Accumulation units.....    $20,195,384
Contracts in payout
 (annuitization)
 period................        242,151
                           -----------
    Total net assets...    $20,437,535
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        814,244
                           ===========
Cost of investments....    $24,796,166
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $      8.79
                           ===========
    Highest............    $     12.61
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              -----------        --------        ----------    -----------    -----------    ------------
    Total assets..........    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $24,306,394        $ 98,201        $4,282,348    $45,415,850    $11,341,760    $206,986,845
Contracts in payout
 (annuitization) period...         23,560              --                --        132,435          1,634         959,547
                              -----------        --------        ----------    -----------    -----------    ------------
    Total net assets......    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     24,329,954           6,582           391,798      4,409,321      1,850,472      14,727,082
                              ===========        ========        ==========    ===========    ===========    ============
Cost of investments.......    $24,329,954        $128,832        $4,116,847    $60,058,309    $11,256,274    $229,339,932
                              ===========        ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.99        $  10.31        $    10.32    $     11.89    $     11.82    $      11.57
                              ===========        ========        ==========    ===========    ===========    ============
    Highest...............    $     10.67        $  15.36        $    10.98    $     13.17    $     12.76    $      12.56
                              ===========        ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN
                              FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                             LARGE CAP      SMALL CAP       MID CAP                        GLOBAL
                               GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                             SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total assets..........  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $50,951,787    $39,796,694     $2,307,838    $41,776,717    $24,622,992    $117,173,336
Contracts in payout
 (annuitization) period...       61,125        230,164             --         71,503        202,089         381,584
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets......  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    3,798,430      3,134,445        136,801      3,251,610      1,319,781       8,062,752
                            ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.......  $57,815,482    $45,820,757     $2,085,813    $41,193,535    $27,111,546    $137,520,058
                            ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.26    $     10.28     $     6.79    $     11.18    $      9.94    $      10.24
                            ===========    ===========     ==========    ===========    ===========    ============
    Highest...............  $      9.98    $     18.02     $    18.29    $     12.13    $     13.15    $      18.17
                            ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON                          VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH           VIT         GROWTH AND
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES   CAPITAL GROWTH      INCOME
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,687,429    $134,842,373    $2,759,035     $1,542,031       $30,571       $5,856,098
Contracts in payout
 (annuitization) period...      171,656         139,559        95,550             --            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    3,053,076      10,035,831       164,719        148,272         2,807          631,045
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $31,198,118    $151,133,562    $2,526,863     $1,866,483       $32,220       $7,208,006
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     21.16    $      11.20    $    19.01     $    10.69       $  6.99       $     9.07
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     33.61    $      18.94    $    27.33     $    15.51       $ 10.62       $    10.58
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS                  LAZARD
                              VARIABLE        VARIABLE        VARIABLE        VARIABLE        JANUS      RETIREMENT
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST ASPEN SERIES SERIES, INC.
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------- --------------- --------------- --------------- ------------ ------------
                                                 VIT             VIT             VIT
                                              STRATEGIC      STRUCTURED      STRUCTURED                   EMERGING
                                 VIT        INTERNATIONAL     SMALL CAP     U. S. EQUITY      FORTY       MARKETS
                            MID CAP VALUE      EQUITY          EQUITY           FUND        PORTFOLIO      EQUITY
                           --------------- --------------- --------------- --------------- ------------ ------------
ASSETS
Investments at fair value.   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ----------        ------        -----------     -----------     -------       ------
    Total assets..........   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
NET ASSETS
Accumulation units........   $5,207,629        $2,669        $11,295,642     $ 8,417,666     $16,528       $  927
Contracts in payout
 (annuitization) period...           --            --              4,885          15,961          --           --
                             ----------        ------        -----------     -----------     -------       ------
    Total net assets......   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
FUND SHARE
 INFORMATION
Number of shares..........      458,822           329          1,281,239         887,750         492           48
                             ==========        ======        ===========     ===========     =======       ======
Cost of investments.......   $7,024,500        $2,542        $16,679,706     $10,795,271     $10,648       $  640
                             ==========        ======        ===========     ===========     =======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    10.22        $ 7.97        $      8.01     $      7.01     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======
    Highest...............   $    22.54        $11.22        $     14.18     $     10.02     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            LEGG MASON        LEGG MASON
                         PARTNERS VARIABLE PARTNERS VARIABLE LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT
                           INCOME TRUST    PORTFOLIOS I, INC SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                         ----------------- ----------------- ----------- -------------- ----------- -------------
                            LEGG MASON
                            CLEARBRIDGE       LEGG MASON
                             VARIABLE         CLEARBRIDGE
                            FUNDAMENTAL        VARIABLE
                               VALUE           INVESTORS                                GROWTH AND     GROWTH
                            PORTFOLIO I       PORTFOLIO I     ALL VALUE  BOND-DEBENTURE   INCOME    OPPORTUNITIES
                         ----------------- ----------------- ----------- -------------- ----------- -------------
ASSETS
Investments at fair
 value..................      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ------            ------       -----------  -----------   -----------  -----------
    Total assets........      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units......      $  992            $1,174       $10,814,627  $34,747,277   $25,310,674  $14,016,975
Contracts in payout
 (annuitization) period.          --                --            34,364      110,105        73,927        1,662
                              ------            ------       -----------  -----------   -----------  -----------
    Total net assets....      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares........          58                95           729,099    3,090,193     1,247,401      974,870
                              ======            ======       ===========  ===========   ===========  ===========
Cost of investments.....      $1,330            $1,225       $10,854,741  $35,332,869   $33,670,188  $14,036,496
                              ======            ======       ===========  ===========   ===========  ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............      $ 7.56            $10.64       $     11.16  $     11.75   $      8.98  $     11.93
                              ======            ======       ===========  ===========   ===========  ===========
    Highest.............      $ 7.56            $10.64       $     12.03  $     12.66   $      9.67  $     12.86
                              ======            ======       ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                                     LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                                     SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ --------------- ------------ ------------
                                       MID-CAP                    MFS            MFS         MFS NEW        MFS
                                        VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH
                                     ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments at fair value........... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     -----------  ----------    --------     ----------     ----------    --------
    Total assets.................... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
NET ASSETS
Accumulation units.................. $27,335,397  $  889,813    $526,886     $1,739,571     $2,153,874    $670,371
Contracts in payout (annuitization)
 period.............................     186,740       4,259          --             --             --          --
                                     -----------  ----------    --------     ----------     ----------    --------
    Total net assets................ $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
FUND SHARE INFORMATION
Number of shares....................   2,077,142      41,721      63,865         95,371        160,378      40,457
                                     ===========  ==========    ========     ==========     ==========    ========
Cost of investments................. $40,045,160  $1,049,799    $568,949     $1,673,169     $2,209,021    $728,075
                                     ===========  ==========    ========     ==========     ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.08  $     5.55    $  12.90     $     8.52     $     9.21    $   7.16
                                     ===========  ==========    ========     ==========     ==========    ========
    Highest......................... $      9.79  $    14.22    $  13.45     $    10.42     $    19.08    $   9.45
                                     ===========  ==========    ========     ==========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                     MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                      INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                                        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ------------ ------------- --------------- --------------- --------------- ---------------
                                                                                 MFS INVESTORS      MFS NEW
                                     MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                         BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ----------    --------       --------        --------        --------        --------
    Total assets....................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units..................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
Contracts in payout (annuitization)
 period.............................          --          --             --              --              --              --
                                      ----------    --------       --------        --------        --------        --------
    Total net assets................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
FUND SHARE INFORMATION
Number of shares....................     119,476      11,096         13,841          10,886          21,925          10,584
                                      ==========    ========       ========        ========        ========        ========
Cost of investments.................  $1,380,118    $240,865       $239,604        $175,071        $281,408        $140,105
                                      ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    15.77    $  17.71       $   8.24        $   9.08        $   9.54        $   8.73
                                      ==========    ========       ========        ========        ========        ========
    Highest.........................  $    16.44    $  18.46       $  13.25        $  12.19        $  13.41        $  12.68
                                      ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY
                              INSURANCE       VARIABLE       VARIABLE       VARIABLE        VARIABLE       VARIABLE
                                TRUST        INVESTMENT     INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT
                           (SERVICE CLASS)     SERIES         SERIES         SERIES          SERIES         SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- -------------- -------------- --------------- -------------- --------------
                                                                                                            GLOBAL
                            MFS UTILITIES    AGGRESSIVE      CAPITAL                        EUROPEAN       DIVIDEND
                           (SERVICE CLASS)     EQUITY     OPPORTUNITIES  DIVIDEND GROWTH     EQUITY         GROWTH
                           --------------- -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value.   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total assets..........   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
NET ASSETS
Accumulation units........   $1,366,792     $13,772,011    $189,631,677   $176,025,553    $55,825,109    $55,432,184
Contracts in payout
 (annuitization) period...           --          52,369       1,871,062      2,646,806        508,041        544,045
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total net assets......   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       60,344         899,439       6,094,931     13,607,948      3,653,252      6,562,278
                             ==========     ===========    ============   ============    ===========    ===========
Cost of investments.......   $1,286,830     $11,757,122    $190,690,682   $165,111,306    $63,883,512    $81,410,193
                             ==========     ===========    ============   ============    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.15     $      8.45    $       8.15   $       8.84    $      9.03    $     10.19
                             ==========     ===========    ============   ============    ===========    ===========
    Highest...............   $    19.68     $     13.47    $     110.17   $      33.95    $     43.40    $     20.56
                             ==========     ===========    ============   ============    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           LIMITED
                             HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION     MONEY MARKET  S&P 500 INDEX
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total assets..........  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units........  $15,484,938    $15,624,108    $104,347,097   $15,738,041    $76,817,021    $35,310,898
Contracts in payout
 (annuitization) period...      204,523         34,047       1,524,039        56,490      1,201,903        241,451
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets......  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........   13,884,479      1,629,361       9,633,406     2,014,609     78,018,924      3,506,149
                            ===========    ===========    ============   ===========    ===========    ===========
Cost of investments.......  $21,521,887    $17,807,766    $100,964,811   $18,811,009    $78,018,924    $36,394,795
                            ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.40    $     12.50    $      13.56   $      9.43    $     10.29    $      7.59
                            ===========    ===========    ============   ===========    ===========    ===========
    Highest...............  $     20.62    $     17.54    $      39.59   $     11.18    $     25.31    $     10.17
                            ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                          MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                           MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                              VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                               SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            AGGRESSIVE        CAPITAL          DIVIDEND         EUROPEAN
                                                              EQUITY       OPPORTUNITIES        GROWTH           EQUITY
                             STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $126,616,500   $61,806,403     $16,328,634      $61,648,273      $60,716,696      $18,636,130
Contracts in payout
 (annuitization) period...     2,169,238     1,023,499              --           28,594           55,362           45,939
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    10,385,947     7,238,468       1,082,801        1,976,189        4,642,632        1,217,073
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $152,149,903   $94,521,265     $12,176,452      $48,619,327      $61,801,467      $21,096,295
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      11.26   $      9.03     $      7.96      $      7.58      $      8.39      $      8.55
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      48.37   $     33.53     $     17.31      $     15.89      $     11.72      $     15.61
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             SERIES           SERIES           SERIES           SERIES           SERIES           SERIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                             GLOBAL                                                             LIMITED
                        DIVIDEND GROWTH     HIGH YIELD     INCOME BUILDER    INCOME PLUS        DURATION       MONEY MARKET
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total assets.......   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
NET ASSETS
Accumulation units.....   $29,244,424      $15,525,927      $15,086,128      $144,486,012     $58,907,302      $78,073,439
Contracts in payout
 (annuitization)
 period................        12,943               --           14,157           139,052          60,830           52,722
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total net assets...   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,462,410       13,739,759        1,577,877        13,207,768       7,550,337       78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
Cost of investments....   $42,060,663      $15,813,031      $16,802,241      $137,750,198     $72,096,475      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      9.74      $      6.41      $     11.36      $      11.71     $      8.34      $      9.69
                          ===========      ===========      ===========      ============     ===========      ===========
    Highest............   $     12.97      $     15.16      $     13.73      $      15.87     $     10.11      $     11.01
                          ===========      ===========      ===========      ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT    NEUBERGER & BERMAN  OPPENHEIMER   OPPENHEIMER
                             SERIES           SERIES           SERIES           ADVISORS        VARIABLE      VARIABLE
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)  MANAGEMENT TRUST  ACCOUNT FUNDS ACCOUNT FUNDS
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
                                                                                                             OPPENHEIMER
                         S&P 500 INDEX      STRATEGIST       UTILITIES                         OPPENHEIMER     CAPITAL
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    AMT PARTNERS      BALANCED    APPRECIATION
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
ASSETS
Investments at fair
 value.................   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          -----------      -----------      -----------         -------        ----------    ----------
    Total assets.......   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
NET ASSETS
Accumulation units.....   $81,751,097      $58,293,719      $17,289,153         $31,206        $1,979,332    $4,807,912
Contracts in payout
 (annuitization)
 period................        12,198           71,578           65,192              --           123,781            --
                          -----------      -----------      -----------         -------        ----------    ----------
    Total net assets...   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
FUND SHARE
 INFORMATION
Number of shares.......     8,111,438        4,725,935        2,008,605           3,181           204,186       130,155
                          ===========      ===========      ===========         =======        ==========    ==========
Cost of investments....   $81,921,992      $67,625,927      $25,682,113         $47,545        $2,790,975    $4,810,538
                          ===========      ===========      ===========         =======        ==========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      7.08      $     10.76      $      8.17         $ 11.93        $     8.40    $     7.02
                          ===========      ===========      ===========         =======        ==========    ==========
    Highest............   $     12.35      $     14.91      $     16.68         $ 12.53        $    10.78    $    11.28
                          ===========      ===========      ===========         =======        ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                            OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                          OPPENHEIMER                               OPPENHEIMER
                            OPPENHEIMER     GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET   OPPENHEIMER
                             CORE BOND    SECURITIES    HIGH INCOME   MAIN STREET    SMALL CAP    MIDCAP FUND
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ----------    ----------    ----------    ----------    ----------     --------
    Total assets..........  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
NET ASSETS
Accumulation units........  $1,637,817    $4,468,718    $  396,050    $2,403,454    $1,876,118     $738,103
Contracts in payout
 (annuitization) period...          --         4,385            --        14,260            --           --
                            ----------    ----------    ----------    ----------    ----------     --------
    Total net assets......  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
FUND SHARE
 INFORMATION
Number of shares..........     231,657       168,796       200,025       132,988       130,286       20,211
                            ==========    ==========    ==========    ==========    ==========     ========
Cost of investments.......  $2,381,620    $4,496,209    $1,233,974    $2,577,009    $1,728,064     $875,185
                            ==========    ==========    ==========    ==========    ==========     ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     8.98    $    11.32    $     3.29    $     7.64    $    16.85     $   3.71
                            ==========    ==========    ==========    ==========    ==========     ========
    Highest...............  $     9.36    $    18.32    $     3.43    $    11.47    $    17.57     $   9.20
                            ==========    ==========    ==========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                            OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              VARIABLE    (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                           ACCOUNT FUNDS      ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- --------------- ----------------- --------------- --------------- ----------------
                                                             OPPENHEIMER                      OPPENHEIMER
                            OPPENHEIMER     OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL        OPPENHEIMER
                           STRATEGIC BOND  BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)
                           -------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair value.   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total assets..........   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units........   $3,424,384     $17,950,693      $45,418,779      $36,217,788     $23,626,827     $15,796,807
Contracts in payout
 (annuitization) period...           --          39,721          109,672           13,659         189,421          55,210
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total net assets......   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      646,110       1,765,497        1,242,589        5,183,326         906,250       7,965,838
                             ==========     ===========      ===========      ===========     ===========     ===========
Cost of investments.......   $3,140,012     $26,250,913      $44,851,753      $50,266,750     $25,496,512     $35,808,327
                             ==========     ===========      ===========      ===========     ===========     ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71     $      9.86      $     11.13      $      6.53     $     16.80     $      3.54
                             ==========     ===========      ===========      ===========     ===========     ===========
    Highest...............   $    16.59     $     10.91      $     12.24      $      7.04     $     18.60     $      3.92
                             ==========     ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                      ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO             PIMCO
                     (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES      VARIABLE         VARIABLE
                         ("SS"))         ("SS"))         ("SS"))          ("SS"))      INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
                       OPPENHEIMER     OPPENHEIMER                      OPPENHEIMER
                          MAIN         MAIN STREET     OPPENHEIMER       STRATEGIC       FOREIGN BOND
                       STREET (SS)   SMALL CAP (SS)  MIDCAP FUND (SS)    BOND (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       -----------     -----------     -----------      -----------         ------           -------
    Total assets....   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
NET ASSETS
Accumulation
 units..............   $67,145,449     $28,708,816     $10,065,837      $98,686,281         $2,152           $23,834
Contracts in payout
 (annuitization)
 period.............       102,990         151,102             787          755,904             --                --
                       -----------     -----------     -----------      -----------         ------           -------
    Total net
     assets.........   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
FUND SHARE
 INFORMATION
Number of shares....     3,727,741       2,021,003         281,584       18,483,678            223            23,834
                       ===========     ===========     ===========      ===========         ======           =======
Cost of
 investments........   $73,447,918     $30,052,810     $11,827,563      $94,677,839         $2,254           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $     11.51     $     15.46     $     10.19      $     13.49         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======
    Highest.........   $     12.74     $     17.12     $     11.28      $     14.93         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         PUTNAM
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  VARIABLE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
                                           PIMCO VIT       PIMCO VIT
                                           COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT      VT AMERICAN
                          PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN     GOVERNMENT
                            RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)     INCOME
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
ASSETS
Investments at fair
 value.................     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ------        ----------       ----------       ----------      -----------     -----------
    Total assets.......     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
NET ASSETS
Accumulation units.....     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $42,957,399
Contracts in payout
 (annuitization)
 period................         --                --               --               --               --         478,759
                            ------        ----------       ----------       ----------      -----------     -----------
    Total net assets...     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.......        106           457,364          115,747          781,424        3,087,932       3,336,110
                            ======        ==========       ==========       ==========      ===========     ===========
Cost of investments....     $1,108        $4,871,370       $1,451,958       $9,654,240      $32,391,333     $38,811,630
                            ======        ==========       ==========       ==========      ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $14.70        $     8.53       $    11.57       $    11.29      $     12.27     $      8.66
                            ======        ==========       ==========       ==========      ===========     ===========
    Highest............     $14.70        $     8.96       $    12.15       $    11.85      $     12.88     $     17.28
                            ======        ==========       ==========       ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                        VT THE GEORGE        VT
                             VT CAPITAL   VT DIVERSIFIED   VT EQUITY     PUTNAM FUND    GLOBAL ASSET    VT GLOBAL
                           OPPORTUNITIES      INCOME         INCOME       OF BOSTON      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total assets..........   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units........   $4,415,151    $45,628,877    $103,033,454   $ 81,400,440   $32,833,458    $25,057,243
Contracts in payout
 (annuitization) period...           --        179,904         227,098        275,492        29,240         47,256
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total net assets......   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      347,650      5,655,405       8,491,822     11,993,529     2,395,240      2,495,477
                             ==========    ===========    ============   ============   ===========    ===========
Cost of investments.......   $4,887,293    $46,776,881    $ 84,062,743   $120,817,914   $34,301,029    $37,239,891
                             ==========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    11.52    $     11.40    $       7.70   $       8.71   $      9.52    $      4.87
                             ==========    ===========    ============   ============   ===========    ===========
    Highest...............   $    15.82    $     16.54    $      14.62   $      10.66   $     14.15    $     10.88
                             ==========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT
                               GLOBAL         GLOBAL     VT GROWTH AND    VT GROWTH
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $35,938,788    $22,477,518    $200,201,423   $11,706,956    $59,668,988    $136,826,527
Contracts in payout
 (annuitization) period...       15,846          8,118         405,110        42,906        123,946         625,994
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,956,796      1,676,781      13,931,009     2,447,888      9,059,536      11,175,002
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $34,317,471    $23,820,995    $296,659,503   $14,797,504    $62,651,795    $135,133,126
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.73    $     10.19    $       8.15   $      3.80    $     11.19    $      11.09
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.62    $     19.64    $      12.74   $     11.19    $     17.86    $      15.69
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                VT             VT
                                 VT       INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL    GROWTH AND        NEW                            VT             VT
                               EQUITY         INCOME     OPPORTUNITIES   VT INVESTORS  MID CAP VALUE   MONEY MARKET
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $149,424,522   $28,178,188    $22,553,918    $70,995,689    $ 8,014,067    $141,767,912
Contracts in payout
 (annuitization) period...       224,706        43,901          7,756        154,028          3,504         667,823
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    13,506,248     3,132,307      1,427,954      7,923,131        770,180     142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $206,776,200   $41,263,857    $20,790,720    $89,170,999    $10,565,025    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       7.68   $      9.90    $      5.84    $      5.24    $     10.95    $       9.61
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $      15.70   $     14.67    $     12.27    $     12.66    $     14.77    $      12.05
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                               VT NEW                     VT SMALL CAP                                VAN KAMPEN UIF
                           OPPORTUNITIES   VT RESEARCH       VALUE         VT VISTA      VT VOYAGER   CAPITAL GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total assets..........  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
NET ASSETS
Accumulation units........  $57,755,443    $35,597,902    $55,159,896    $47,281,533    $161,078,641   $30,070,890
Contracts in payout
 (annuitization) period...      171,812         86,316         55,733         69,549         339,712        45,297
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total net assets......  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,391,525      3,395,263      5,033,330      4,106,772       4,982,048     1,785,192
                            ===========    ===========    ===========    ===========    ============   ===========
Cost of investments.......  $84,089,762    $40,780,405    $77,314,124    $52,934,545    $182,445,066   $26,778,416
                            ===========    ===========    ===========    ===========    ============   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      4.07    $      6.45    $     10.28    $      4.70    $       6.01   $      7.04
                            ===========    ===========    ===========    ===========    ============   ===========
    Highest...............  $     14.16    $     12.61    $     19.72    $     13.89    $      14.71   $     13.10
                            ===========    ===========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- -------------- ------------- -------------- -------------- --------------
                            VAN KAMPEN
                             UIF CORE      VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN UIF
                            PLUS FIXED    UIF EMERGING   UIF GLOBAL     VAN KAMPEN   INTERNATIONAL  VAN KAMPEN UIF
                              INCOME     MARKETS EQUITY VALUE EQUITY  UIF HIGH YIELD     MAGNUM     MID CAP GROWTH
                           ------------- -------------- ------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ----------    -----------      -------        ------      -----------    -----------
    Total assets..........  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
NET ASSETS
Accumulation units........  $1,237,293    $36,736,969      $19,150        $5,844      $19,258,745    $21,138,175
Contracts in payout
 (annuitization) period...          --        107,817           --            --           65,384         42,312
                            ----------    -----------      -------        ------      -----------    -----------
    Total net assets......  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........     124,601      2,832,036        2,645           496        2,193,431      2,312,280
                            ==========    ===========      =======        ======      ===========    ===========
Cost of investments.......  $1,327,560    $37,062,051      $30,754        $3,802      $24,321,257    $22,484,672
                            ==========    ===========      =======        ======      ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................  $    11.03    $     16.07      $  9.22        $14.83      $      8.97    $     14.24
                            ==========    ===========      =======        ======      ===========    ===========
    Highest...............  $    14.07    $     27.64      $ 11.47        $14.83      $     13.01    $     17.48
                            ==========    ===========      =======        ======      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                        THE UNIVERSAL THE UNIVERSAL
                           THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    INSTITUTIONAL INSTITUTIONAL
                           INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL     FUNDS, INC.   FUNDS, INC.
                            FUNDS, INC.   FUNDS, INC.   FUNDS, INC.  FUNDS, INC. (CLASS  (CLASS II)     (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   II) SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------------ ------------- --------------
                            VAN KAMPEN                                                   VAN KAMPEN     VAN KAMPEN
                             UIF U.S.     VAN KAMPEN                   VAN KAMPEN UIF   UIF EMERGING   UIF EMERGING
                              MID CAP      UIF U.S.     VAN KAMPEN     CAPITAL GROWTH   MARKETS DEBT  MARKETS EQUITY
                               VALUE      REAL ESTATE    UIF VALUE       (CLASS II)      (CLASS II)     (CLASS II)
                           ------------- ------------- ------------- ------------------ ------------- --------------
ASSETS
Investments at fair value.  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            -----------   -----------    --------       -----------      -----------   -----------
    Total assets..........  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
NET ASSETS
Accumulation units........  $60,271,488   $23,444,291    $ 74,168       $10,007,633      $21,980,180   $18,634,051
Contracts in payout
 (annuitization) period...      139,838        42,374          --               174           94,667           988
                            -----------   -----------    --------       -----------      -----------   -----------
    Total net assets......  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    5,720,769     2,313,957       8,777           601,792        2,863,145     1,435,673
                            ===========   ===========    ========       ===========      ===========   ===========
Cost of investments.......  $78,873,676   $33,440,901    $100,614       $ 8,211,528      $23,462,300   $20,238,496
                            ===========   ===========    ========       ===========      ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     10.83   $     15.32    $  10.10       $     11.34      $     15.43   $     29.46
                            ===========   ===========    ========       ===========      ===========   ===========
    Highest...............  $     17.43   $     26.22    $  13.47       $     14.20      $     20.79   $     32.18
                            ===========   ===========    ========       ===========      ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- ------------- ------------- ------------- -------------- --------------
                                                         VAN KAMPEN
                             VAN KAMPEN    VAN KAMPEN     UIF INT'L    VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF
                           UIF EQUITY AND  UIF GLOBAL      GROWTH      UIF MID CAP  SMALL COMPANY   U.S. MID CAP
                               INCOME       FRANCHISE      EQUITY        GROWTH         GROWTH         VALUE
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                           -------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total assets..........  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units........  $50,223,608    $73,585,548   $4,036,403    $34,323,571   $14,634,012    $46,400,902
Contracts in payout
 (annuitization) period...      256,693        431,754           --         19,911        47,946         72,572
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total net assets......  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,943,774      5,620,144      479,383      3,782,322     1,101,422      4,426,045
                            ===========    ===========   ==========    ===========   ===========    ===========
Cost of investments.......  $52,180,941    $81,361,451   $4,399,310    $39,361,043   $15,482,782    $63,796,086
                            ===========    ===========   ==========    ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     11.24    $     13.17   $     7.92    $      9.23   $     15.47    $     11.63
                            ===========    ===========   ==========    ===========   ===========    ===========
    Highest...............  $     14.19    $     17.57   $     8.31    $     19.36   $     17.02    $     16.88
                            ===========    ===========   ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  VAN KAMPEN    VAN KAMPEN
                           THE UNIVERSAL   VAN KAMPEN   VAN KAMPEN  VAN KAMPEN       LIFE          LIFE
                           INSTITUTIONAL      LIFE         LIFE        LIFE       INVESTMENT    INVESTMENT
                            FUNDS, INC.    INVESTMENT   INVESTMENT  INVESTMENT      TRUST         TRUST
                            (CLASS II)       TRUST         TRUST       TRUST      (CLASS II)    (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- -------------- ----------- ----------- -------------- ------------
                            VAN KAMPEN
                             UIF U.S.                                                LIT
                            REAL ESTATE       LIT           LIT         LIT     CAPITAL GROWTH LIT COMSTOCK
                            (CLASS II)   CAPITAL GROWTH  COMSTOCK   GOVERNMENT    (CLASS II)    (CLASS II)
                           ------------- -------------- ----------- ----------- -------------- ------------
ASSETS
Investments at fair value.  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            -----------   -----------   -----------  --------    -----------   ------------
    Total assets..........  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
NET ASSETS
Accumulation units........  $51,107,500   $26,259,496   $40,294,321  $901,736    $36,505,626   $162,284,356
Contracts in payout
 (annuitization) period...      206,658       116,315       123,970        --         78,309        185,274
                            -----------   -----------   -----------  --------    -----------   ------------
    Total net assets......  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares..........    5,075,584       929,708     3,997,853   102,821      1,306,103     16,086,102
                            ===========   ===========   ===========  ========    ===========   ============
Cost of investments.......  $74,490,420   $31,108,440   $47,417,784  $940,623    $32,761,805   $189,542,344
                            ===========   ===========   ===========  ========    ===========   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     15.59   $      4.48   $     10.46  $  11.83    $      6.91   $       9.56
                            ===========   ===========   ===========  ========    ===========   ============
    Highest...............  $     19.45   $     13.17   $     13.32  $  12.20    $     12.72   $      13.23
                            ===========   ===========   ===========  ========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                   VAN KAMPEN   VAN KAMPEN
                                                      LIFE         LIFE
                                                   INVESTMENT   INVESTMENT
                                                     TRUST         TRUST
                                                   (CLASS II)   (CLASS II)
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                 -------------- -----------
                                                 LIT GROWTH AND LIT MID CAP
                                                     INCOME       GROWTH
                                                   (CLASS II)   (CLASS II)
                                                 -------------- -----------
     ASSETS
     Investments at fair value..................  $ 92,401,716  $12,940,813
                                                  ------------  -----------
         Total assets...........................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     NET ASSETS
     Accumulation units.........................  $ 92,179,850  $12,925,625
     Contracts in payout (annuitization) period.       221,866       15,188
                                                  ------------  -----------
         Total net assets.......................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     FUND SHARE INFORMATION
     Number of shares...........................     5,637,689    4,056,681
                                                  ============  ===========
     Cost of investments........................  $100,317,072  $16,678,165
                                                  ============  ===========
     ACCUMULATION UNIT FAIR VALUE
         Lowest.................................  $      13.02  $     10.99
                                                  ============  ===========
         Highest................................  $      15.57  $     15.58
                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  146,836   $  54,588   $  1,342     $  954     $    436     $  258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (93,617)    (25,548)    (1,282)      (239)        (218)      (125)
    Administrative expense...................     (8,947)     (2,605)      (138)       (34)         (24)       (14)
                                              ----------   ---------   --------     ------     --------     ------
    Net investment income (loss).............     44,272      26,435        (78)       681          194        119
                                              ----------   ---------   --------     ------     --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,661,663     723,264     31,201      1,146       15,412      7,712
    Cost of investments sold.................  3,268,951     823,780     43,698      1,915       33,008      8,691
                                              ----------   ---------   --------     ------     --------     ------
       Realized gains (losses) on fund
        shares...............................   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Realized gain distributions..................         --          --         --         --           --         --
                                              ----------   ---------   --------     ------     --------     ------
    Net realized gains (losses)..............   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Change in unrealized gains (losses)..........  1,664,740     463,192     34,096      4,694       17,574      1,997
                                              ----------   ---------   --------     ------     --------     ------
    Net realized and unrealized gains
     (losses) on investments.................  1,057,452     362,676     21,599      3,925          (22)     1,018
                                              ----------   ---------   --------     ------     --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,101,724   $ 389,111   $ 21,521     $4,606     $    172     $1,137
                                              ==========   =========   ========     ======     ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                               BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                              ALLOCATION     2018        2019      2020 (A)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   95,364   $   3,181   $  1,136     $   --    $   96,131    $   846
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (81,593)    (16,567)    (4,922)        (9)      (73,097)    (1,615)
    Administrative expense...................     (9,120)     (1,768)      (464)        (1)       (7,203)      (210)
                                              ----------   ---------   --------     ------    ----------    -------
    Net investment income (loss).............      4,651     (15,154)    (4,250)       (10)       15,831       (979)
                                              ----------   ---------   --------     ------    ----------    -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,720,844     899,085    473,198      1,688     2,573,714     70,919
    Cost of investments sold.................  2,998,892     863,873    470,788      1,711     2,969,969     73,072
                                              ----------   ---------   --------     ------    ----------    -------
       Realized gains (losses) on fund
        shares...............................   (278,048)     35,212      2,410        (23)     (396,255)    (2,153)
Realized gain distributions..................         --      32,585        292         --            --         --
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized gains (losses)..............   (278,048)     67,797      2,702        (23)     (396,255)    (2,153)
Change in unrealized gains (losses)..........  1,459,784    (132,716)    (9,053)       (90)    1,368,203     44,689
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized and unrealized gains
     (losses) on investments.................  1,181,736     (64,919)    (6,351)      (113)      971,948     42,536
                                              ----------   ---------   --------     ------    ----------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,186,387   $ (80,073)  $(10,601)    $ (123)   $  987,779    $41,557
                                              ==========   =========   ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- ------------
                                                  AST                                                         AST
                                                  CLS         AST         AST         AST         AST     FIRST TRUST
                                               MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                                 ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                              ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                              ----------- ----------- ----------- ----------- ----------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  4,717     $  760      $  133      $    27   $   83,634   $  188,198
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (18,042)      (351)       (165)        (144)     (31,377)    (125,651)
    Administrative expense...................    (1,894)       (37)        (21)         (18)      (3,221)     (11,536)
                                               --------     ------      ------      -------   ----------   ----------
    Net investment income (loss).............   (15,219)       372         (53)        (135)      49,036       51,011
                                               --------     ------      ------      -------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   340,336      1,815       2,207        6,258    1,593,314    4,179,040
    Cost of investments sold.................   346,776      2,598       2,313        8,186    1,758,233    4,848,322
                                               --------     ------      ------      -------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Realized gain distributions..................        --         --          --           --           --           --
                                               --------     ------      ------      -------   ----------   ----------
    Net realized gains (losses)..............    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Change in unrealized gains (losses)..........   296,362      8,470       2,578        5,219      539,924    2,078,860
                                               --------     ------      ------      -------   ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.................   289,922      7,687       2,472        3,291      375,005    1,409,578
                                               --------     ------      ------      -------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $274,703     $8,059      $2,419      $ 3,156   $  424,041   $1,460,589
                                               ========     ======      ======      =======   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                  TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST                    GOLDMAN      GOLDMAN     GOLDMAN
                                                  FOCUS         AST        SACHS        SACHS       SACHS
                                                FOUR PLUS     GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                              PORTFOLIO (B) REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    12       $ 39       $    --      $    --      $ 30       $ 2,524
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (197)       (13)         (449)        (473)      (22)         (507)
    Administrative expense...................        (24)        (2)          (61)         (65)       (3)          (73)
                                                 -------       ----       -------      -------      ----       -------
    Net investment income (loss).............       (209)        24          (510)        (538)        5         1,944
                                                 -------       ----       -------      -------      ----       -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     37,536        434         8,905        3,865        26        34,000
    Cost of investments sold.................     33,385        300         9,511        7,044        34        31,688
                                                 -------       ----       -------      -------      ----       -------
       Realized gains (losses) on fund
        shares...............................      4,151        134          (606)      (3,179)       (8)        2,312
Realized gain distributions..................         --         --            --           --        --            --
                                                 -------       ----       -------      -------      ----       -------
    Net realized gains (losses)..............      4,151        134          (606)      (3,179)       (8)        2,312
Change in unrealized gains (losses)..........       (422)       476        17,903       22,626       534        11,002
                                                 -------       ----       -------      -------      ----       -------
    Net realized and unrealized gains
     (losses) on investments.................      3,729        610        17,297       19,447       526        13,314
                                                 -------       ----       -------      -------      ----       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 3,520       $634       $16,787      $18,909      $531       $15,258
                                                 =======       ====       =======      =======      ====       =======

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   432    $    965     $  1,273       $ 1,710    $   144,544    $  1,364
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,440)     (4,572)        (750)         (797)      (141,802)       (385)
    Administrative expense...................      (166)       (546)        (101)         (106)       (16,235)        (50)
                                                -------    --------     --------       -------    -----------    --------
    Net investment income (loss).............    (1,174)     (4,153)         422           807        (13,493)        929
                                                -------    --------     --------       -------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    79,882     185,289       16,126         7,837     19,662,592      17,926
    Cost of investments sold.................    80,976     187,516       31,149        16,286     18,315,422      34,981
                                                -------    --------     --------       -------    -----------    --------
       Realized gains (losses) on fund
        shares...............................    (1,094)     (2,227)     (15,023)       (8,449)     1,347,170     (17,055)
Realized gain distributions..................        --          --           --            --        166,487          --
                                                -------    --------     --------       -------    -----------    --------
    Net realized gains (losses)..............    (1,094)     (2,227)     (15,023)       (8,449)     1,513,657     (17,055)
Change in unrealized gains (losses)..........    25,182      75,973       34,197        24,730       (434,599)     22,548
                                                -------    --------     --------       -------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................    24,088      73,746       19,174        16,281      1,079,058       5,493
                                                -------    --------     --------       -------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $22,914    $ 69,593     $ 19,596       $17,088    $ 1,065,565    $  6,422
                                                =======    ========     ========       =======    ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $  186      $ 2,464     $   417    $  1,950     $   23      $  255
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (85)        (394)       (558)       (811)      (117)       (188)
    Administrative expense...................       (9)         (58)        (71)       (102)       (18)        (25)
                                                ------      -------     -------    --------     ------      ------
    Net investment income (loss).............       92        2,012        (212)      1,037       (112)         42
                                                ------      -------     -------    --------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      108        1,747       1,219      62,868        565         231
    Cost of investments sold.................      214        2,054       1,865      80,238        617         250
                                                ------      -------     -------    --------     ------      ------
       Realized gains (losses) on fund
        shares...............................     (106)        (307)       (646)    (17,370)       (52)        (19)
Realized gain distributions..................       --           --          --          --         --          --
                                                ------      -------     -------    --------     ------      ------
    Net realized gains (losses)..............     (106)        (307)       (646)    (17,370)       (52)        (19)
Change in unrealized gains (losses)..........    1,146        9,248      12,968      33,612      3,015       5,465
                                                ------      -------     -------    --------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    1,040        8,941      12,322      16,242      2,963       5,446
                                                ------      -------     -------    --------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,132      $10,953     $12,110    $ 17,279     $2,851      $5,488
                                                ======      =======     =======    ========     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $    3,071    $   644     $   --      $   --     $    833     $   161
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (15,957)      (348)      (284)        (69)      (2,398)       (255)
    Administrative expense...................     (1,926)       (44)       (40)         (9)        (270)        (31)
                                              ----------    -------     ------      ------     --------     -------
    Net investment income (loss).............    (14,812)       252       (324)        (78)      (1,835)       (125)
                                              ----------    -------     ------      ------     --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,528,696      7,668      3,371       1,085      153,400      10,955
    Cost of investments sold.................  1,528,696     10,476      3,839       1,609      150,839       8,688
                                              ----------    -------     ------      ------     --------     -------
       Realized gains (losses) on fund
        shares...............................         --     (2,808)      (468)       (524)       2,561       2,267
Realized gain distributions..................         --         --         --          --           --          --
                                              ----------    -------     ------      ------     --------     -------
    Net realized gains (losses)..............         --     (2,808)      (468)       (524)       2,561       2,267
Change in unrealized gains (losses)..........         --     12,710      7,624       1,806       36,803       7,579
                                              ----------    -------     ------      ------     --------     -------
    Net realized and unrealized gains
     (losses) on investments.................         --      9,902      7,156       1,282       39,364       9,846
                                              ----------    -------     ------      ------     --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  (14,812)   $10,154     $6,832      $1,204     $ 37,529     $ 9,721
                                              ==========    =======     ======      ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  8,292     $  8,042    $   97,823   $  1,454    $ 10,312     $    1
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,860)      (2,322)     (100,506)      (667)     (9,141)       (17)
    Administrative expense...................      (243)        (269)      (10,956)       (81)       (914)        (2)
                                               --------     --------    ----------   --------    --------     ------
    Net investment income (loss).............     6,189        5,451       (13,639)       706         257        (18)
                                               --------     --------    ----------   --------    --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   102,652      154,054     3,263,178     60,330     419,268      1,168
    Cost of investments sold.................   101,710      161,068     3,302,183     76,273     416,382      1,208
                                               --------     --------    ----------   --------    --------     ------
       Realized gains (losses) on fund
        shares...............................       942       (7,014)      (39,005)   (15,943)      2,886        (40)
Realized gain distributions..................    11,319       13,307            --         --          --         --
                                               --------     --------    ----------   --------    --------     ------
    Net realized gains (losses)..............    12,261        6,293       (39,005)   (15,943)      2,886        (40)
Change in unrealized gains (losses)..........    (5,162)      12,621     1,391,623     23,979     158,744        535
                                               --------     --------    ----------   --------    --------     ------
    Net realized and unrealized gains
     (losses) on investments.................     7,099       18,914     1,352,618      8,036     161,630        495
                                               --------     --------    ----------   --------    --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 13,288     $ 24,365    $1,338,979   $  8,742    $161,887     $  477
                                               ========     ========    ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    347    $   95,095      $5,750        $    --      $  1,544    $   23,879
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (270)      (59,994)       (990)          (324)       (1,338)      (38,815)
    Administrative expense...............       (33)       (6,087)       (124)           (40)         (157)       (4,000)
                                           --------    ----------      ------        -------      --------    ----------
    Net investment income (loss).........        44        29,014       4,636           (364)           49       (18,936)
                                           --------    ----------      ------        -------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    14,306     1,506,224       6,586          3,558        30,715     2,001,004
    Cost of investments sold.............    25,117     1,741,558       6,959          5,559        46,079     2,119,144
                                           --------    ----------      ------        -------      --------    ----------
       Realized gains (losses) on
        fund shares......................   (10,811)     (235,334)       (373)        (2,001)      (15,364)     (118,140)
Realized gain distributions..............        --            --       3,891             --        33,221       202,086
                                           --------    ----------      ------        -------      --------    ----------
    Net realized gains (losses)..........   (10,811)     (235,334)      3,518         (2,001)       17,857        83,946
Change in unrealized gains (losses)......    13,916     1,028,477          67         13,004        22,540       433,391
                                           --------    ----------      ------        -------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     3,105       793,143       3,585         11,003        40,397       517,337
                                           --------    ----------      ------        -------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  3,149    $  822,157      $8,221        $10,639      $ 40,446    $  498,401
                                           ========    ==========      ======        =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED      ADVANCED       ADVANCED      ADVANCED    ADVANCED
                                                SERIES       SERIES        SERIES         SERIES        SERIES      SERIES
                                                 TRUST       TRUST         TRUST           TRUST         TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ -------------- --------------- ----------- -----------
                                                  AST       FRANKLIN
                                                WESTERN    TEMPLETON                                    PROFUND     PROFUND
                                              ASSET CORE  VIP FOUNDING    PROFUND         PROFUND         VP          VP
                                                 PLUS        FUNDS           VP             VP         LARGE-CAP    MID-CAP
                                               BOND (C)    ALLOCATION  FINANCIALS (D) HEALTH CARE (D)  VALUE (E)   VALUE (D)
                                              ----------- ------------ -------------- --------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $ --      $   70,689      $   --         $   --       $  2,393     $   36
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      --         (27,028)        (25)           (20)          (865)       (35)
    Administrative expense...................      --          (3,215)         (3)            (2)           (67)        (3)
                                                 ----      ----------      ------         ------       --------     ------
    Net investment income (loss).............      --          40,446         (28)           (22)         1,461         (2)
                                                 ----      ----------      ------         ------       --------     ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     168       1,466,068       4,926          3,448        186,409         38
    Cost of investments sold.................     168       1,609,260       2,779          2,778        176,251         28
                                                 ----      ----------      ------         ------       --------     ------
       Realized gains (losses) on fund
        shares...............................      --        (143,192)      2,147            670         10,158         10
Realized gain distributions..................      --              --          --             --             --         --
                                                 ----      ----------      ------         ------       --------     ------
    Net realized gains (losses)..............      --        (143,192)      2,147            670         10,158         10
Change in unrealized gains (losses)..........      --         648,973          --             --          2,680      1,362
                                                 ----      ----------      ------         ------       --------     ------
    Net realized and unrealized gains
     (losses) on investments.................      --         505,781       2,147            670         12,838      1,372
                                                 ----      ----------      ------         ------       --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ --      $  546,227      $2,119         $  648       $ 14,299     $1,370
                                                 ====      ==========      ======         ======       ========     ======

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ADVANCED      ADVANCED     AIM VARIABLE  AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                             SERIES        SERIES       INSURANCE     INSURANCE    INSURANCE    INSURANCE
                                              TRUST         TRUST         FUNDS         FUNDS        FUNDS        FUNDS
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------- -------------- ------------ ------------ ------------
                                             PROFUND
                                               VP          PROFUND                                 AIM V. I.    AIM V. I.
                                           TELECOMMUNI       VP         AIM V. I.     AIM V. I.     CAPITAL      CAPITAL
                                          - CATIONS (D) UTILITIES (F) BASIC BALANCED BASIC VALUE  APPRECIATION DEVELOPMENT
                                          ------------- ------------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $   --        $  959      $   925,687   $   141,333  $   448,491   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (20)         (167)        (237,363)     (117,826)    (978,711)    (118,168)
    Administrative expense...............        (2)          (19)         (18,509)       (9,167)     (72,381)      (9,044)
                                             ------        ------      -----------   -----------  -----------   ----------
    Net investment income (loss).........       (22)          773          669,815        14,340     (602,601)    (127,212)
                                             ------        ------      -----------   -----------  -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     3,140           845        5,105,943     2,883,808   13,754,590    2,331,873
    Cost of investments sold.............     2,778           815        7,333,384     4,941,978   19,954,604    3,204,743
                                             ------        ------      -----------   -----------  -----------   ----------
       Realized gains (losses) on
        fund shares......................       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Realized gain distributions..............        --            --               --            --           --           --
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized gains (losses)..........       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Change in unrealized gains (losses)......        --         2,368        6,757,038     5,608,725   19,619,234    4,118,822
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       362         2,398        4,529,597     3,550,555   13,419,220    3,245,952
                                             ------        ------      -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................    $  340        $3,171      $ 5,199,412   $ 3,564,895  $12,816,619   $3,118,740
                                             ======        ======      ===========   ===========  ===========   ==========

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE    INSURANCE
                                             FUNDS        FUNDS        FUNDS        FUNDS         FUNDS        FUNDS
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------- ------------
                                                        AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                           AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL  LARGE CAP
                                          CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH        GROWTH
                                          ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,848,993  $ 1,106,825  $   851,628   $  533,538   $  403,693    $   29,638
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........  (1,363,416)    (139,783)    (249,847)     (81,401)    (351,918)     (106,355)
    Administrative expense...............    (102,916)     (10,741)     (19,295)      (6,405)     (27,171)       (8,088)
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net investment income (loss).........     382,661      956,301      582,486      445,732       24,604       (84,805)
                                          -----------  -----------  -----------   ----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  19,243,346    2,503,526    8,769,154    1,467,427    6,088,833     1,851,024
    Cost of investments sold.............  22,449,964    3,510,570    8,246,842    1,925,691    6,094,177     2,268,081
                                          -----------  -----------  -----------   ----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................  (3,206,618)  (1,007,044)     522,312     (458,264)      (5,344)     (417,057)
Realized gain distributions..............          --           --      612,116           --           --            --
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized gains (losses)..........  (3,206,618)  (1,007,044)   1,134,428     (458,264)      (5,344)     (417,057)
Change in unrealized gains (losses)......  27,219,368    1,014,290   (2,078,087)   2,608,146    7,828,194     2,270,440
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............  24,012,750        7,246     (943,659)   2,149,882    7,822,850     1,853,383
                                          -----------  -----------  -----------   ----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $24,395,411  $   963,547  $  (361,173)  $2,595,614   $7,847,454    $1,768,578
                                          ===========  ===========  ===========   ==========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                              AIM VARIABLE  AIM VARIABLE
                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE     INSURANCE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS         FUNDS
                                             FUNDS        FUNDS        FUNDS        FUNDS      SERIES II     SERIES II
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------ --------------
                                           AIM V. I.    AIM V. I.                              AIM V. I.
                                            MID CAP       MONEY      AIM V. I.    AIM V. I.      BASIC       AIM V. I.
                                          CORE EQUITY     MARKET     TECHNOLOGY   UTILITIES   BALANCED II  BASIC VALUE II
                                          ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  173,267  $    23,752   $       --   $  320,475    $ 40,973    $   107,965
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (178,345)    (262,565)     (32,975)     (87,391)    (13,340)      (138,551)
    Administrative expense...............     (13,227)     (20,625)      (2,499)      (6,709)       (900)       (16,863)
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net investment income (loss).........     (18,305)    (259,438)     (35,474)     226,375      26,733        (47,449)
                                           ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   3,898,737   12,526,548      510,658    1,303,300     207,370      2,408,903
    Cost of investments sold.............   4,851,143   12,526,548      603,801    1,571,643     259,168      4,017,350
                                           ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses) on
        fund shares......................    (952,406)          --      (93,143)    (268,343)    (51,798)    (1,608,447)
Realized gain distributions..............     167,201           --           --       80,779          --             --
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses)..........    (785,205)          --      (93,143)    (187,564)    (51,798)    (1,608,447)
Change in unrealized gains (losses)......   4,256,573           --    1,243,200      791,488     270,846      5,242,032
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   3,471,368           --    1,150,057      603,924     219,048      3,633,585
                                           ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $3,453,063  $  (259,438)  $1,114,583   $  830,299    $245,781    $ 3,586,136
                                           ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                              FUNDS          FUNDS          FUNDS         FUNDS         FUNDS         FUNDS
                                            SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------ ------------- -------------
                                            AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                             CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT     AIM V. I.
                                         APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II HIGH YIELD II
                                         --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  10,277       $     --      $  40,628      $ 26,344    $   50,420     $ 34,967
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (53,101)        (5,422)       (39,926)       (4,506)      (20,528)      (5,902)
    Administrative expense..............       (6,414)          (354)        (4,375)         (302)       (1,349)        (431)
                                            ---------       --------      ---------      --------    ----------     --------
    Net investment income (loss)........      (49,238)        (5,776)        (3,673)       21,536        28,543       28,634
                                            ---------       --------      ---------      --------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      393,754         51,828        690,224       110,126     1,370,942       90,656
    Cost of investments sold............      501,293         85,688        819,200       152,004     1,320,605      103,975
                                            ---------       --------      ---------      --------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     (107,539)       (33,860)      (128,976)      (41,878)       50,337      (13,319)
Realized gain distributions.............           --             --             --            --        38,795           --
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized gains (losses).........     (107,539)       (33,860)      (128,976)      (41,878)       89,132      (13,319)
Change in unrealized gains
 (losses)...............................      806,935        158,174        710,010        44,870      (167,422)     157,536
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................      699,396        124,314        581,034         2,992       (78,290)     144,217
                                            ---------       --------      ---------      --------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $ 650,158       $118,538      $ 577,361      $ 24,528    $  (49,747)    $172,851
                                            =========       ========      =========      ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE    INSURANCE
                                              FUNDS        FUNDS         FUNDS         FUNDS         FUNDS        FUNDS
                                            SERIES II    SERIES II     SERIES II     SERIES II     SERIES II    SERIES II
                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------ -------------- ------------ ------------- ------------
                                            AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                          INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.    AIM V. I.
                                            GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II UTILITIES II
                                          ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  9,603      $     53     $   38,044     $  1,133      $    --      $ 18,629
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (9,965)       (8,783)       (55,955)     (24,245)        (622)       (6,753)
    Administrative expense...............       (659)         (596)        (6,266)      (1,766)         (42)         (482)
                                            --------      --------     ----------     --------      -------      --------
    Net investment income (loss).........     (1,021)       (9,326)       (24,177)     (24,878)        (664)       11,394
                                            --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    174,019       166,618        936,989      471,942       16,573       173,616
    Cost of investments sold.............    195,125       192,428      1,201,878      471,942       20,234       225,382
                                            --------      --------     ----------     --------      -------      --------
       Realized gains (losses) on
        fund shares......................    (21,106)      (25,810)      (264,889)          --       (3,661)      (51,766)
Realized gain distributions..............         --            --         47,952           --           --         5,096
                                            --------      --------     ----------     --------      -------      --------
    Net realized gains (losses)..........    (21,106)      (25,810)      (216,937)          --       (3,661)      (46,670)
Change in unrealized gains (losses)......    195,275       162,343      1,171,368           --       22,219        81,438
                                            --------      --------     ----------     --------      -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    174,169       136,533        954,431           --       18,558        34,768
                                            --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $173,148      $127,207     $  930,254     $(24,878)     $17,894      $ 46,162
                                            ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                          SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  ------------- ------------- ------------- ------------- -------------
                                                         ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                           BERNSTEIN     GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID      UTILITY
                                          VPS GROWTH      INCOME         VALUE        GROWTH       CAP VALUE    INCOME (G)
                                          -----------  ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $        --   $ 2,549,870   $   218,562   $       --    $   182,901   $   180,583
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (382,854)   (1,108,569)     (303,881)    (311,674)      (328,475)      (42,908)
    Administrative expense...............     (38,640)      (87,684)      (39,356)     (25,028)       (42,145)       (5,261)
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net investment income (loss).........    (421,494)    1,353,617      (124,675)    (336,702)      (187,719)      132,414
                                          -----------   -----------   -----------   ----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   4,654,241    12,513,989     5,998,548    4,041,131      4,710,559     4,766,438
    Cost of investments sold.............   5,727,523    19,868,817     9,568,801    4,849,821      6,693,710     6,363,074
                                          -----------   -----------   -----------   ----------    -----------   -----------
       Realized gains (losses) on
        fund shares......................  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,983,151)   (1,596,636)
Realized gain distributions..............          --            --            --           --        964,753            --
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized gains (losses)..........  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,018,398)   (1,596,636)
Change in unrealized gains (losses)......   8,500,633    18,261,334     9,677,749    7,339,820      8,844,055     1,752,896
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............   7,427,351    10,906,506     6,107,496    6,531,130      7,825,657       156,260
                                          -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 7,005,857   $12,260,123   $ 5,982,821   $6,194,428    $ 7,637,938   $   288,674
                                          ===========   ===========   ===========   ==========    ===========   ===========

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ALLIANCE                      DREYFUS
                                            BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                            VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                             PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- --------------- ----------- ------------- ------------ ------------
                                                                          DREYFUS
                                            ALLIANCE       AMERICAN      SOCIALLY
                                          BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                              VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                          ------------- --------------- ----------- ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  64,444       $  966        $   202     $ 10,428      $  1,488    $    2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (30,180)        (248)          (267)      (6,714)       (1,441)      (24,755)
    Administrative expense...............      (3,845)         (18)           (20)        (508)         (113)       (1,714)
                                            ---------       ------        -------     --------      --------    ----------
    Net investment income (loss).........      30,419          700            (85)       3,206           (66)      (24,112)
                                            ---------       ------        -------     --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     430,904          817          5,623      179,521        26,998     2,871,236
    Cost of investments sold.............     674,467          996          7,399      230,818        40,915     2,871,236
                                            ---------       ------        -------     --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (243,563)        (179)        (1,776)     (51,297)      (13,917)           --
Realized gain distributions..............          --           --             --       33,784            --            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized gains (losses)..........    (243,563)        (179)        (1,776)     (17,513)      (13,917)           --
Change in unrealized gains (losses)......     593,078        1,953          8,477      120,870        41,357            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     349,515        1,774          6,701      103,357        27,440            --
                                            ---------       ------        -------     --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 379,934       $2,474        $ 6,616     $106,563      $ 27,374    $  (24,112)
                                            =========       ======        =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                  DWS         DWS          DWS          DWS           DWS          DWS
                                               VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                                               SERIES I    SERIES I     SERIES I      SERIES I     SERIES I     SERIES II
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------ ------------- -----------
                                                              DWS          DWS
                                                            CAPITAL      GLOBAL         DWS           DWS          DWS
                                                  DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL  BALANCED
                                              BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A      VIP A II
                                              ----------- ----------- ------------- ------------ ------------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $39,805    $ 14,463     $ 14,910      $  8,688     $ 19,964     $ 52,928
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,992)     (4,661)      (3,927)       (1,703)      (1,920)      (5,907)
    Administrative expense...................    (1,483)     (3,317)      (2,710)       (1,214)      (1,340)      (4,278)
                                                -------    --------     --------      --------     --------     --------
    Net investment income (loss).............    36,330       6,485        8,273         5,771       16,704       42,743
                                                -------    --------     --------      --------     --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    15,717     141,822      101,485        40,170       29,355       87,564
    Cost of investments sold.................    19,671     180,162      128,149        67,344       48,245      104,688
                                                -------    --------     --------      --------     --------     --------
       Realized gains (losses) on fund
        shares...............................    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Realized gain distributions..................        --          --           --            --           --           --
                                                -------    --------     --------      --------     --------     --------
    Net realized gains (losses)..............    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Change in unrealized gains (losses)..........    11,325     301,738      368,460       139,795      131,247      269,869
                                                -------    --------     --------      --------     --------     --------
    Net realized and unrealized gains
     (losses) on investments.................     7,371     263,398      341,796       112,621      112,357      252,745
                                                -------    --------     --------      --------     --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $43,701    $269,883     $350,069      $118,392     $129,061     $295,488
                                                =======    ========     ========      ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  FIDELITY      FIDELITY      FIDELITY
                                             DWS          DWS       FEDERATED     VARIABLE      VARIABLE      VARIABLE
                                           VARIABLE    VARIABLE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                          SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ----------- ------------- ------------- ------------- -------------
                                                          DWS
                                             DWS       SMALL CAP    FEDERATED
                                         MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH
                                         ------------ ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  3,437    $     --    $   48,155    $   87,029     $  24,292    $   13,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (3,186)     (1,153)     (188,672)      (79,634)      (13,468)      (39,722)
    Administrative expense..............     (2,301)       (830)      (14,339)       (6,406)       (1,063)       (3,177)
                                           --------    --------    ----------    ----------     ---------    ----------
    Net investment income
     (loss).............................     (2,050)     (1,983)     (154,856)          989         9,761       (29,145)
                                           --------    --------    ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    422,460       9,579     6,844,614     1,849,443       231,267       822,934
    Cost of investments sold............    422,460      15,417     6,844,614     2,828,847       371,407     1,250,255
                                           --------    --------    ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares.....................         --      (5,838)           --      (979,404)     (140,140)     (427,321)
Realized gain distributions.............         --          --            --         1,722            --         2,726
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized gains (losses).........         --      (5,838)           --      (977,682)     (140,140)     (424,595)
Change in unrealized gains
 (losses)...............................         --     105,981            --     2,840,379       422,444     1,196,871
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................         --     100,143            --     1,862,697       282,304       772,276
                                           --------    --------    ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (2,050)   $ 98,160    $ (154,856)   $1,863,686     $ 292,065    $  743,131
                                           ========    ========    ==========    ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                     FIDELITY
                                           FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                         PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- -----------------
                                                                          VIP                        VIP ASSET
                                              VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                          HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                         ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  95,018    $  119,766     $219,992      $  28,159        $ 1,005
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (15,432)      (59,716)     (28,929)       (16,549)          (945)
    Administrative expense..............      (1,266)       (4,819)      (2,417)        (1,363)           (70)
                                           ---------    ----------     --------      ---------        -------
    Net investment income
     (loss).............................      78,320        55,231      188,646         10,247            (10)
                                           ---------    ----------     --------      ---------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     460,280     1,299,339      854,088        367,906          1,012
    Cost of investments sold............     618,645     1,612,882      903,338        544,998          1,008
                                           ---------    ----------     --------      ---------        -------
       Realized gains (losses) on
        fund shares.....................    (158,365)     (313,543)     (49,250)      (177,092)             4
Realized gain distributions.............          --       103,196        9,557          4,393            160
                                           ---------    ----------     --------      ---------        -------
    Net realized gains (losses).........    (158,365)     (210,347)     (39,693)      (172,699)           164
Change in unrealized gains
 (losses)...............................     523,630     1,275,854      166,875        452,139         25,158
                                           ---------    ----------     --------      ---------        -------
    Net realized and unrealized
     gains (losses) on
     investments........................     365,265     1,065,507      127,182        279,440         25,322
                                           ---------    ----------     --------      ---------        -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 443,585    $1,120,738     $315,828      $ 289,687        $25,312
                                           =========    ==========     ========      =========        =======

                                             FIDELITY
                                             VARIABLE
                                             INSURANCE
                                           PRODUCTS FUND
                                         (SERVICE CLASS 2)
                                            SUB-ACCOUNT
                                         -----------------

                                          VIP CONTRAFUND
                                         (SERVICE CLASS 2)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   783,733
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (943,338)
    Administrative expense..............       (126,678)
                                            -----------
    Net investment income
     (loss).............................       (286,283)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     11,629,310
    Cost of investments sold............     19,961,296
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (8,331,986)
Realized gain distributions.............         19,026
                                            -----------
    Net realized gains (losses).........     (8,312,960)
Change in unrealized gains
 (losses)...............................     28,272,625
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     19,959,665
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $19,673,382
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                 VIP FREEDOM
                                             VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                                        EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $  18,781        $  333,830        $  206,769         $  51,335        $  116,770
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (14,482)         (127,014)          (91,071)          (32,265)          (44,071)
    Administrative expense...........        (1,001)          (16,820)          (12,371)           (4,462)           (6,032)
                                          ---------        ----------        ----------         ---------        ----------
    Net investment income
     (loss)..........................         3,298           189,996           103,327            14,608            66,667
                                          ---------        ----------        ----------         ---------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       383,548         2,731,331         1,944,799           486,835           953,844
    Cost of investments sold.........       615,153         3,399,745         2,489,445           717,179         1,039,708
                                          ---------        ----------        ----------         ---------        ----------
       Realized gains (losses)
        on fund shares...............      (231,605)         (668,414)         (544,646)         (230,344)          (85,864)
Realized gain distributions..........            --            70,321            80,154            30,189            47,558
                                          ---------        ----------        ----------         ---------        ----------
    Net realized gains
     (losses)........................      (231,605)         (598,093)         (464,492)         (200,155)          (38,306)
Change in unrealized gains
 (losses)............................       462,860         2,120,811         1,967,614           810,520           364,040
                                          ---------        ----------        ----------         ---------        ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       231,255         1,522,718         1,503,122           610,365           325,734
                                          ---------        ----------        ----------         ---------        ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 234,553        $1,712,714        $1,606,449         $ 624,973        $  392,401
                                          =========        ==========        ==========         =========        ==========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP GROWTH
                                          & INCOME
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   80,021
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (134,481)
    Administrative expense...........       (17,242)
                                         ----------
    Net investment income
     (loss)..........................       (71,702)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,583,624
    Cost of investments sold.........     2,316,959
                                         ----------
       Realized gains (losses)
        on fund shares...............      (733,335)
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................      (733,335)
Change in unrealized gains
 (losses)............................     2,852,943
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,119,608
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $2,047,906
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP            VIP HIGH                         VIP INVESTMENT
                                         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500      GRADE BOND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $    463          $     712        $  587,667        $  154,152          $  438
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (4,075)           (18,171)         (109,158)          (92,335)            (52)
    Administrative expense...........         (282)            (2,529)          (13,898)          (12,043)             (3)
                                          --------          ---------        ----------        ----------          ------
    Net investment income
     (loss)..........................       (3,894)           (19,988)          464,611            49,774             383
                                          --------          ---------        ----------        ----------          ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      178,376            367,983         2,225,333         2,047,900           6,919
    Cost of investments sold.........      235,751            499,622         2,803,743         2,551,963           7,678
                                          --------          ---------        ----------        ----------          ------
       Realized gains (losses)
        on fund shares...............      (57,375)          (131,639)         (578,410)         (504,063)           (759)
Realized gain distributions..........          213                 --                --           135,882              15
                                          --------          ---------        ----------        ----------          ------
    Net realized gains
     (losses)........................      (57,162)          (131,639)         (578,410)         (368,181)           (744)
Change in unrealized gains
 (losses)............................      115,396            635,126         2,649,775         1,949,323             771
                                          --------          ---------        ----------        ----------          ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       58,234            503,487         2,071,365         1,581,142              27
                                          --------          ---------        ----------        ----------          ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 54,340          $ 483,499        $2,535,976        $1,630,916          $  410
                                          ========          =========        ==========        ==========          ======

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP MIDCAP
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    81,350
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (251,584)
    Administrative expense...........        (33,996)
                                         -----------
    Net investment income
     (loss)..........................       (204,230)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,796,563
    Cost of investments sold.........      5,803,303
                                         -----------
       Realized gains (losses)
        on fund shares...............     (2,006,740)
Realized gain distributions..........         93,527
                                         -----------
    Net realized gains
     (losses)........................     (1,913,213)
Change in unrealized gains
 (losses)............................      7,788,175
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      5,874,962
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 5,670,732
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                            FIDELITY         FRANKLIN       FRANKLIN        FRANKLIN
                                      FIDELITY VARIABLE     VARIABLE        TEMPLETON      TEMPLETON        TEMPLETON
                                          INSURANCE         INSURANCE        VARIABLE       VARIABLE        VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE        INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ----------------- -------------- -------------- -----------------
                                                                             FRANKLIN       FRANKLIN
                                          VIP MONEY                          FLEX CAP      GROWTH AND
                                           MARKET         VIP OVERSEAS        GROWTH         INCOME       FRANKLIN HIGH
                                      (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES   INCOME SECURITIES
                                      ----------------- ----------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   127,947        $  1,682        $       --    $ 2,013,077      $  644,425
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......       (384,446)         (1,405)          (57,112)      (571,398)       (145,169)
    Administrative expense...........        (49,029)           (103)           (7,268)       (78,391)        (15,406)
                                         -----------        --------        ----------    -----------      ----------
    Net investment income
     (loss)..........................       (305,528)            174           (64,380)     1,363,288         483,850
                                         -----------        --------        ----------    -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     18,919,073          65,538           843,418      8,204,551       2,524,593
    Cost of investments sold.........     18,919,073         120,816           977,083     13,134,392       2,931,263
                                         -----------        --------        ----------    -----------      ----------
       Realized gains (losses)
        on fund shares...............             --         (55,278)         (133,665)    (4,929,841)       (406,670)
Realized gain distributions..........             --             372                --             --              --
                                         -----------        --------        ----------    -----------      ----------
    Net realized gains (losses)......             --         (54,906)         (133,665)    (4,929,841)       (406,670)
Change in unrealized gains
 (losses)............................             --          66,589         1,249,193     12,811,157       3,157,461
                                         -----------        --------        ----------    -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................             --          11,683         1,115,528      7,881,316       2,750,791
                                         -----------        --------        ----------    -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (305,528)       $ 11,857        $1,051,148    $ 9,244,604      $3,234,641
                                         ===========        ========        ==========    ===========      ==========

                                         FRANKLIN
                                        TEMPLETON
                                         VARIABLE
                                        INSURANCE
                                      PRODUCTS TRUST
                                       SUB-ACCOUNT
                                      --------------

                                         FRANKLIN
                                          INCOME
                                        SECURITIES
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 15,195,216
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (2,622,268)
    Administrative expense...........      (326,336)
                                       ------------
    Net investment income
     (loss)..........................    12,246,612
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    35,648,969
    Cost of investments sold.........    46,857,595
                                       ------------
       Realized gains (losses)
        on fund shares...............   (11,208,626)
Realized gain distributions..........            --
                                       ------------
    Net realized gains (losses)......   (11,208,626)
Change in unrealized gains
 (losses)............................    52,961,231
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    41,752,605
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 53,999,217
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                                           FRANKLIN
                                             FRANKLIN       FRANKLIN        SMALL
                                            LARGE CAP      SMALL CAP       MID CAP                    MUTUAL GLOBAL
                                              GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY
                                            SECURITIES     SECURITIES     SECURITIES     GOVERNMENT   SECURITIES (H)
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   649,723    $   604,473      $     --     $ 1,559,437    $   262,024
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (638,031)      (503,888)      (27,151)       (603,279)      (319,089)
    Administrative expense...............      (88,676)       (66,149)       (3,460)        (79,657)       (43,577)
                                           -----------    -----------      --------     -----------    -----------
    Net investment income (loss).........      (76,984)        34,436       (30,611)        876,501       (100,642)
                                           -----------    -----------      --------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    8,838,887      7,276,656       307,971      18,792,344      5,315,163
    Cost of investments sold.............   11,990,317     10,080,516       383,174      18,392,071      6,656,531
                                           -----------    -----------      --------     -----------    -----------
       Realized gains (losses) on
        fund shares......................   (3,151,430)    (2,803,860)      (75,203)        400,273     (1,341,368)
Realized gain distributions..............           --      1,664,636            --              --        618,258
                                           -----------    -----------      --------     -----------    -----------
    Net realized gains (losses)..........   (3,151,430)    (1,139,224)      (75,203)        400,273       (723,110)
Change in unrealized gains (losses)......   14,758,429      9,994,800       777,957        (755,791)     5,184,732
                                           -----------    -----------      --------     -----------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   11,606,999      8,855,576       702,754        (355,518)     4,461,622
                                           -----------    -----------      --------     -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $11,530,015    $ 8,890,012      $672,143     $   520,983    $ 4,360,980
                                           ===========    ===========      ========     ===========    ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------



                                          MUTUAL SHARES
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 2,080,226
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,534,054)
    Administrative expense...............     (192,424)
                                           -----------
    Net investment income (loss).........      353,748
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   22,482,774
    Cost of investments sold.............   31,815,907
                                           -----------
       Realized gains (losses) on
        fund shares......................   (9,333,133)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (9,333,133)
Change in unrealized gains (losses)......   32,282,465
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   22,949,332
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $23,303,080
                                           ===========

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS  GOLDMAN SACHS
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST          TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- -------------- -------------
                                           TEMPLETON                     TEMPLETON
                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON                        VIT
                                            MARKETS        FOREIGN          BOND          GROWTH          VIT        GROWTH AND
                                           SECURITIES     SECURITIES   SECURITIES (I)   SECURITIES   CAPITAL GROWTH    INCOME
                                         -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,007,528    $  4,060,765    $  390,609     $  41,337        $  121      $   94,927
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (336,008)     (1,704,196)      (40,762)      (17,377)         (347)        (77,981)
    Administrative expense..............      (44,935)       (210,502)       (4,892)       (1,328)          (25)        (10,129)
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net investment income (loss)........      626,585       2,146,067       344,955        22,632          (251)          6,817
                                          -----------    ------------    ----------     ---------        ------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,655,516      26,783,441     2,131,287       219,891           399       1,029,841
    Cost of investments sold............    8,155,443      37,915,203     1,914,748       361,294           513       1,477,256
                                          -----------    ------------    ----------     ---------        ------      ----------
       Realized gains (losses) on
        fund shares.....................   (2,499,927)    (11,131,762)      216,539      (141,403)         (114)       (447,415)
Realized gain distributions.............       97,281       5,009,600            --            --            --              --
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized gains (losses).........   (2,402,646)     (6,122,162)      216,539      (141,403)         (114)       (447,415)
Change in unrealized gains
 (losses)...............................   14,262,973      40,127,434       (41,406)      455,778         9,941       1,329,085
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   11,860,327      34,005,272       175,133       314,375         9,827         881,670
                                          -----------    ------------    ----------     ---------        ------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $12,486,912    $ 36,151,339    $  520,088     $ 337,007        $9,576      $  888,487
                                          ===========    ============    ==========     =========        ======      ==========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE                        JANUS
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE      JANUS         ASPEN SERIES
                                          TRUST         TRUST         TRUST         TRUST     ASPEN SERIES   (SERVICE SHARES)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------ --------------------
                                                         VIT           VIT           VIT
                                                      STRATEGIC    STRUCTURED    STRUCTURED
                                           VIT      INTERNATIONAL   SMALL CAP    U.S. EQUITY     FORTY           OVERSEAS
                                      MID CAP VALUE    EQUITY        EQUITY         FUND       PORTFOLIO   (SERVICE SHARES) (J)
                                      ------------- ------------- ------------- ------------- ------------ --------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   82,795      $   44      $   117,311   $  160,886      $    5          $    90
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (66,216)        (32)        (147,374)    (116,403)       (202)            (213)
    Administrative expense...........      (8,662)         (3)         (19,230)     (14,967)        (15)             (15)
                                       ----------      ------      -----------   ----------      ------          -------
    Net investment income
     (loss)..........................       7,917           9          (49,293)      29,516        (212)            (138)
                                       ----------      ------      -----------   ----------      ------          -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     716,642       2,236        2,175,157    1,672,390       1,358           85,372
    Cost of investments sold.........   1,202,520       3,207        3,918,284    2,480,153       1,077           58,403
                                       ----------      ------      -----------   ----------      ------          -------
       Realized gains (losses)
        on fund shares...............    (485,878)       (971)      (1,743,127)    (807,763)        281           26,969
Realized gain distributions..........          --          --               --           --          --              941
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized gains (losses)......    (485,878)       (971)      (1,743,127)    (807,763)        281           27,910
Change in unrealized gains
 (losses)............................   1,732,208       1,363        4,235,335    2,204,244       5,161           33,570
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized and unrealized
     gains (losses) on
     investments.....................   1,246,330         392        2,492,208    1,396,481       5,442           61,480
                                       ----------      ------      -----------   ----------      ------          -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $1,254,247      $  401      $ 2,442,915   $1,425,997      $5,230          $61,342
                                       ==========      ======      ===========   ==========      ======          =======

--------
(j)Previously known as International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         LAZARD         LEGG MASON          LEGG MASON
                                       RETIREMENT    PARTNERS VARIABLE   PARTNERS VARIABLE LORD ABBETT  LORD ABBETT
                                      SERIES, INC.     INCOME TRUST      PORTFOLIOS I, INC SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ --------------------- ----------------- ----------- --------------
                                                        LEGG MASON          LEGG MASON
                                                        CLEARBRIDGE         CLEARBRIDGE
                                        EMERGING         VARIABLE            VARIABLE
                                        MARKETS         FUNDAMENTAL          INVESTORS
                                         EQUITY    VALUE PORTFOLIO I (K)  PORTFOLIO I (L)   ALL VALUE  BOND-DEBENTURE
                                      ------------ --------------------- ----------------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $ 21             $ 12                $ 18        $   16,767   $ 2,051,441
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (13)             (11)                (13)         (139,486)     (444,107)
    Administrative expense...........       (1)              (1)                 (1)          (18,439)      (61,063)
                                          ----             ----                ----        ----------   -----------
    Net investment income
     (loss)..........................        7               --                   4          (141,158)    1,546,271
                                          ----             ----                ----        ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      303               13                  16         1,874,916    12,374,627
    Cost of investments sold.........      215               22                  20         2,254,337    13,509,648
                                          ----             ----                ----        ----------   -----------
       Realized gains (losses)
        on fund shares...............       88               (9)                 (4)         (379,421)   (1,135,021)
Realized gain distributions..........       --               --                  --                --            --
                                          ----             ----                ----        ----------   -----------
    Net realized gains (losses)......       88               (9)                 (4)         (379,421)   (1,135,021)
Change in unrealized gains
 (losses)............................      386              210                 192         2,639,547     8,171,951
                                          ----             ----                ----        ----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      474              201                 188         2,260,126     7,036,930
                                          ----             ----                ----        ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $481             $201                $192        $2,118,968   $ 8,583,201
                                          ====             ====                ====        ==========   ===========

                                      LORD ABBETT
                                      SERIES FUND
                                      SUB-ACCOUNT
                                      -----------



                                      GROWTH AND
                                        INCOME
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   228,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (315,114)
    Administrative expense...........     (43,963)
                                      -----------
    Net investment income
     (loss)..........................    (130,323)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   4,051,992
    Cost of investments sold.........   6,567,339
                                      -----------
       Realized gains (losses)
        on fund shares...............  (2,515,347)
Realized gain distributions..........          --
                                      -----------
    Net realized gains (losses)......  (2,515,347)
Change in unrealized gains
 (losses)............................   6,228,600
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   3,713,253
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,582,930
                                      ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                               LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                               SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- -----------  ------------ ------------ --------------- ------------
                                                 GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                              OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                              ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $       --   $   120,480    $  2,705     $ 37,030      $ 27,252      $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (172,481)     (351,439)    (10,374)      (5,665)      (20,126)        (21,542)
    Administrative expense...................     (23,375)      (47,978)       (805)        (460)       (1,608)         (1,781)
                                               ----------   -----------    --------     --------      --------      ----------
    Net investment income (loss).............    (195,856)     (278,937)     (8,474)      30,905         5,518         (23,323)
                                               ----------   -----------    --------     --------      --------      ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,664,310     5,652,145     207,634      128,075       381,140         447,806
    Cost of investments sold.................   3,368,824    10,037,227     306,863      176,098       457,314         622,536
                                               ----------   -----------    --------     --------      --------      ----------
       Realized gains (losses) on fund
        shares...............................    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Realized gain distributions..................          --            --          --           --            --              --
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized gains (losses)..............    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Change in unrealized gains (losses)..........   5,340,518    10,300,690     358,342      181,754       424,077       1,063,886
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized and unrealized gains
     (losses) on investments.................   4,636,004     5,915,608     259,113      133,731       347,903         889,156
                                               ----------   -----------    --------     --------      --------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $4,440,148   $ 5,636,671    $250,639     $164,636      $353,421      $  865,833
                                               ==========   ===========    ========     ========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                         MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                          INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                            TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------- --------------- --------------- ---------------
                                                                                                  MFS INVESTORS      MFS NEW
                                             MFS      MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY
                                           RESEARCH       BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         ------------ ------------ ------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  9,153     $ 67,383     $  8,306       $     86        $  3,177        $     --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (8,529)     (17,772)      (2,654)        (4,152)         (3,256)         (3,830)
    Administrative expense..............       (616)      (1,467)        (201)          (289)           (228)           (287)
                                           --------     --------     --------       --------        --------        --------
    Net investment income
     (loss).............................          8       48,144        5,451         (4,355)           (307)         (4,117)
                                           --------     --------     --------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    116,482      491,441       54,598        172,155         112,304         136,796
    Cost of investments sold............    148,857      509,569       65,387        195,605         113,646         160,913
                                           --------     --------     --------       --------        --------        --------
       Realized gains (losses) on
        fund shares.....................    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Realized gain distributions.............         --           --           --             --              --              --
                                           --------     --------     --------       --------        --------        --------
    Net realized gains (losses).........    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Change in unrealized gains
 (losses)...............................    192,086      163,872       67,205        102,124          50,374         171,548
                                           --------     --------     --------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments........................    159,711      145,744       56,416         78,674          49,032         147,431
                                           --------     --------     --------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $159,719     $193,888     $ 61,867       $ 74,319        $ 48,725        $143,314
                                           ========     ========     ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                 MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- -------------- -------------- -------------- --------------
                                      MFS
                                   RESEARCH      MFS UTILITIES    AGGRESSIVE      CAPITAL        DIVIDEND       EUROPEAN
                                (SERVICE CLASS) (SERVICE CLASS)     EQUITY     OPPORTUNITIES      GROWTH         EQUITY
                                --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,826        $ 49,654       $       --    $   604,913    $ 3,221,454    $ 2,014,727
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (2,248)        (16,919)        (159,803)    (2,094,569)    (2,145,288)      (659,981)
    Administrative
     expense...................        (157)         (1,157)         (11,535)      (147,467)      (158,108)       (48,235)
                                    -------        --------       ----------    -----------    -----------    -----------
    Net investment income
     (loss)....................        (579)         31,578         (171,338)    (1,637,123)       918,058      1,306,511
                                    -------        --------       ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      41,961         187,612        2,186,559     27,134,976     29,337,367      9,562,131
    Cost of investments
     sold......................      42,742         231,843        2,439,138     36,191,727     32,287,454     13,187,498
                                    -------        --------       ----------    -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (3,625,367)
Realized gain
 distributions.................          --              --               --             --             --      2,547,543
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized gains
     (losses)..................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (1,077,824)
Change in unrealized gains
 (losses)......................      41,199         322,224        6,287,908     94,011,113     35,506,562     11,339,599
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      40,418         277,993        6,035,329     84,954,362     32,556,475     10,261,775
                                    -------        --------       ----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $39,839        $309,571       $5,863,991    $83,317,239    $33,474,533    $11,568,286
                                    =======        ========       ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                          SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                         GLOBAL
                                          GLOBAL        DIVIDEND                                                    LIMITED
                                      ADVANTAGE (M)      GROWTH       HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    60,096    $ 2,768,534    $ 1,134,088    $   488,849    $ 5,248,661     $  700,757
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (21,823)      (699,779)      (183,810)      (194,335)    (1,340,007)      (209,554)
    Administrative expense...........       (1,573)       (52,192)       (13,144)       (14,219)       (99,431)       (15,476)
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................       36,700      2,016,563        937,134        280,295      3,809,223        475,727
                                       -----------    -----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,616,268      9,926,138      2,653,058      3,104,172     19,393,432      3,006,644
    Cost of investments sold.........    8,207,936     16,558,878      4,222,028      4,192,568     20,257,339      3,666,583
                                       -----------    -----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,591,668)    (6,632,740)    (1,568,970)    (1,088,396)      (863,907)      (659,939)
Realized gain distributions..........           --             --             --          7,481             --             --
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......   (2,591,668)    (6,632,740)    (1,568,970)    (1,080,915)      (863,907)      (659,939)
Change in unrealized gains
 (losses)............................    2,262,200     11,744,078      5,622,055      3,836,494     16,465,431        828,256
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (329,468)     5,111,338      4,053,085      2,755,579     15,601,524        168,317
                                       -----------    -----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  (292,768)   $ 7,127,901    $ 4,990,219    $ 3,035,874    $19,410,747     $  644,044
                                       ===========    ===========    ===========    ===========    ===========     ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        CAPITAL
                                                                                               EQUITY       OPPORTUNITIES
                               MONEY MARKET  S&P 500 INDEX    STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $    25,634    $   895,213    $ 2,812,987    $ 1,920,531      $       --      $    64,304
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................   (1,225,364)      (428,319)    (1,596,330)      (763,470)       (222,886)        (828,891)
    Administrative
     expense.................      (90,333)       (31,213)      (112,602)       (56,487)        (16,732)         (73,314)
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net investment income
     (loss)..................   (1,290,063)       435,681      1,104,055      1,100,574        (239,618)        (837,901)
                               -----------    -----------    -----------    -----------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......   45,090,337      4,864,382     21,953,051     12,656,237       2,531,049       10,890,528
    Cost of investments
     sold....................   45,090,337      5,972,197     29,427,557     20,575,849       2,455,597       11,270,120
                               -----------    -----------    -----------    -----------      ----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --     (1,107,815)    (7,474,506)    (7,919,612)         75,452         (379,592)
Realized gain
 distributions...............           --             --             --     18,824,573              --               --
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized gains
     (losses)................           --     (1,107,815)    (7,474,506)    10,904,961          75,452         (379,592)
Change in unrealized gains
 (losses)....................           --      7,755,938     26,717,710     (3,042,545)      7,087,581       28,109,155
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --      6,648,123     19,243,204      7,862,416       7,163,033       27,729,563
                               -----------    -----------    -----------    -----------      ----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $(1,290,063)   $ 7,083,804    $20,347,259    $ 8,962,990      $6,923,415      $26,891,662
                               ===========    ===========    ===========    ===========      ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE           VARIABLE           VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT         INVESTMENT         INVESTMENT       INVESTMENT
                                  SERIES           SERIES             SERIES             SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)   (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ---------------- -------------------- ---------------- ----------------
                                 DIVIDEND         EUROPEAN            GLOBAL             GLOBAL
                                  GROWTH           EQUITY           ADVANTAGE       DIVIDEND GROWTH     HIGH YIELD
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (M) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ---------------- -------------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   926,881      $   604,144        $    30,521        $ 1,325,795       $1,085,994
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (877,239)        (267,346)           (19,583)          (435,171)        (225,508)
    Administrative
     expense................       (70,535)         (21,688)            (1,511)           (37,262)         (20,516)
                               -----------      -----------        -----------        -----------       ----------
    Net investment
     income (loss)..........       (20,893)         315,110              9,427            853,362          839,970
                               -----------      -----------        -----------        -----------       ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     7,193,002        2,881,475          4,236,098          4,472,547        2,924,220
    Cost of investments
     sold...................     8,838,176        3,905,333          5,524,165          7,429,720        3,530,162
                               -----------      -----------        -----------        -----------       ----------
       Realized gains
        (losses) on
        fund
        shares..............    (1,645,174)      (1,023,858)        (1,288,067)        (2,957,173)        (605,942)
Realized gain
 distributions..............            --          851,305                 --                 --               --
                               -----------      -----------        -----------        -----------       ----------
    Net realized gains
     (losses)...............    (1,645,174)        (172,553)        (1,288,067)        (2,957,173)        (605,942)
Change in unrealized
 gains (losses).............    12,598,038        3,687,426          1,045,866          5,749,172        4,591,823
                               -----------      -----------        -----------        -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    10,952,864        3,514,873           (242,201)         2,791,999        3,985,881
                               -----------      -----------        -----------        -----------       ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $10,931,971      $ 3,829,983        $  (232,774)       $ 3,645,361       $4,825,851
                               ===========      ===========        ===========        ===========       ==========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------
                                  INCOME
                                 BUILDER
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  416,571
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (223,191)
    Administrative
     expense................       (17,481)
                                ----------
    Net investment
     income (loss)..........       175,899
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,872,726
    Cost of investments
     sold...................     3,851,683
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............      (978,957)
Realized gain
 distributions..............         6,985
                                ----------
    Net realized gains
     (losses)...............      (971,972)
Change in unrealized
 gains (losses).............     3,597,816
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     2,625,844
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $2,801,743
                                ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                           SERIES           SERIES           SERIES           SERIES           SERIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ----------------
                                                           LIMITED
                                        INCOME PLUS        DURATION       MONEY MARKET    S&P 500 INDEX      STRATEGIST
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 6,704,735      $ 2,502,338      $    13,222      $ 1,858,992      $ 1,130,304
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,093,517)        (933,173)      (1,455,944)      (1,127,685)        (872,317)
    Administrative expense...........      (206,538)         (84,643)        (136,500)        (107,635)         (71,295)
                                        -----------      -----------      -----------      -----------      -----------
    Net investment income
     (loss)..........................     4,404,680        1,484,522       (1,579,222)         623,672          186,692
                                        -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    22,787,738       10,338,189       54,402,438       13,062,334        7,426,162
    Cost of investments sold.........    23,737,905       12,845,621       54,402,438       15,200,257        9,708,460
                                        -----------      -----------      -----------      -----------      -----------
       Realized gains (losses)
        on fund shares...............      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Realized gain distributions..........            --               --               --               --               --
                                        -----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)........................      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Change in unrealized gains
 (losses)............................    21,691,230        3,207,337               --       17,776,479       10,965,917
                                        -----------      -----------      -----------      -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    20,741,063          699,905               --       15,638,556        8,683,619
                                        -----------      -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $25,145,743      $ 2,184,427      $(1,579,222)     $16,262,228      $ 8,870,311
                                        ===========      ===========      ===========      ===========      ===========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                         UTILITIES
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   483,886
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (248,081)
    Administrative expense...........       (18,705)
                                        -----------
    Net investment income
     (loss)..........................       217,100
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,737,438
    Cost of investments sold.........     4,332,543
                                        -----------
       Realized gains (losses)
        on fund shares...............    (1,595,105)
Realized gain distributions..........     5,149,230
                                        -----------
    Net realized gains
     (losses)........................     3,554,125
Change in unrealized gains
 (losses)............................    (1,217,724)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,336,401
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 2,553,501
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          NEUBERGER &
                                             BERMAN
                                            ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                           MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                             TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------- ------------- ------------- ------------- -------------
                                                                      OPPENHEIMER                 OPPENHEIMER
                                                        OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL      OPPENHEIMER
                                          AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES    HIGH INCOME
                                          ------------ ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $    673    $       --    $   15,635     $      --    $  104,437     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (447)      (25,195)      (58,064)      (19,093)      (53,619)       (4,475)
    Administrative expense...............        (30)       (1,885)       (4,541)       (1,571)       (4,322)         (364)
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net investment income (loss).........        196       (27,080)      (46,970)      (20,664)       46,496        (4,839)
                                            --------    ----------    ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     13,953       577,872     1,530,215       554,143     1,909,006        90,632
    Cost of investments sold.............     24,571     1,047,197     1,918,270       931,148     2,505,972       342,558
                                            --------    ----------    ----------     ---------    ----------     ---------
       Realized gains (losses) on
        fund shares......................    (10,618)     (469,325)     (388,055)     (377,005)     (596,966)     (251,926)
Realized gain distributions..............      2,988            --            --            --        99,579            --
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized gains (losses)..........     (7,630)     (469,325)     (388,055)     (377,005)     (497,387)     (251,926)
Change in unrealized gains (losses)......     20,935       815,817     2,039,475       501,628     1,753,670       336,305
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized and unrealized gains
     (losses) on investments.............     13,305       346,492     1,651,420       124,623     1,256,283        84,379
                                            --------    ----------    ----------     ---------    ----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 13,501    $  319,412    $1,604,450     $ 103,959    $1,302,779     $  79,540
                                            ========    ==========    ==========     =========    ==========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                    OPPENHEIMER
                                                                                                     VARIABLE
                                          OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS
                                           VARIABLE      VARIABLE      VARIABLE       VARIABLE    (SERVICE SHARES
                                         ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- -------------- ---------------
                                                        OPPENHEIMER
                                          OPPENHEIMER   MAIN STREET   OPPENHEIMER   OPPENHEIMER     OPPENHEIMER
                                          MAIN STREET    SMALL CAP    MIDCAP FUND  STRATEGIC BOND  BALANCED (SS)
                                         ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   46,801     $ 16,473      $      --     $   17,928     $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (31,664)     (20,592)        (9,272)       (46,230)       (238,761)
    Administrative expense..............      (2,354)      (1,729)          (665)        (3,432)        (32,799)
                                          ----------     --------      ---------     ----------     -----------
    Net investment income
     (loss).............................      12,783       (5,848)        (9,937)       (31,734)       (271,560)
                                          ----------     --------      ---------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     799,878      591,709        222,361      1,533,978       3,627,341
    Cost of investments sold............   1,044,386      659,238        323,876      1,649,028       6,205,964
                                          ----------     --------      ---------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................    (244,508)     (67,529)      (101,515)      (115,050)     (2,578,623)
Realized gain distributions.............          --           --             --          2,702              --
                                          ----------     --------      ---------     ----------     -----------
    Net realized gains (losses).........    (244,508)     (67,529)      (101,515)      (112,348)     (2,578,623)
Change in unrealized gains
 (losses)...............................     774,954      597,880        294,690        645,807       5,895,761
                                          ----------     --------      ---------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     530,446      530,351        193,175        533,459       3,317,138
                                          ----------     --------      ---------     ----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  543,229     $524,503      $ 183,238     $  501,725     $ 3,045,578
                                          ==========     ========      =========     ==========     ===========

                                            OPPENHEIMER
                                             VARIABLE
                                           ACCOUNT FUNDS
                                          (SERVICE SHARES
                                              ("SS"))
                                            SUB-ACCOUNT
                                         -----------------
                                            OPPENHEIMER
                                              CAPITAL
                                         APPRECIATION (SS)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $     2,852
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (570,710)
    Administrative expense..............        (77,907)
                                            -----------
    Net investment income
     (loss).............................       (645,765)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      8,676,772
    Cost of investments sold............     10,856,910
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (2,180,138)
Realized gain distributions.............             --
                                            -----------
    Net realized gains (losses).........     (2,180,138)
Change in unrealized gains
 (losses)...............................     17,056,722
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     14,876,584
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $14,230,819
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                      VARIABLE        VARIABLE         VARIABLE        VARIABLE        VARIABLE
                                    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                   (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                       ("SS"))         ("SS"))         ("SS"))          ("SS"))         ("SS"))
                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- --------------- ---------------- --------------- ---------------
                                                     OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     OPPENHEIMER       GLOBAL        OPPENHEIMER         MAIN         MAIN STREET
                                   CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)
                                   --------------- --------------- ---------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $        --     $   419,096     $        --      $ 1,019,263     $   168,547
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (447,411)       (293,359)       (193,937)        (873,422)       (362,984)
    Administrative expense........       (62,575)        (40,378)        (26,729)        (118,207)        (49,165)
                                     -----------     -----------     -----------      -----------     -----------
    Net investment income
     (loss).......................      (509,986)         85,359        (220,666)          27,634        (243,602)
                                     -----------     -----------     -----------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     5,464,084       4,991,285       2,058,795       11,212,318       5,751,938
    Cost of investments
     sold.........................     8,557,430       6,856,701       5,629,056       14,723,657       7,524,602
                                     -----------     -----------     -----------      -----------     -----------
       Realized gains
        (losses) on fund
        shares....................    (3,093,346)     (1,865,416)     (3,570,261)      (3,511,339)     (1,772,664)
Realized gain distributions.......            --         464,748              --               --              --
                                     -----------     -----------     -----------      -----------     -----------
    Net realized gains
     (losses).....................    (3,093,346)     (1,400,668)     (3,570,261)      (3,511,339)     (1,772,664)
Change in unrealized gains
 (losses).........................     6,089,497       7,992,226       6,936,998       17,965,754       9,851,227
                                     -----------     -----------     -----------      -----------     -----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,996,151       6,591,558       3,366,737       14,454,415       8,078,563
                                     -----------     -----------     -----------      -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $ 2,486,165     $ 6,676,917     $ 3,146,071      $14,482,049     $ 7,834,961
                                     ===========     ===========     ===========      ===========     ===========

                                     OPPENHEIMER
                                       VARIABLE
                                    ACCOUNT FUNDS
                                   (SERVICE SHARES
                                       ("SS"))
                                     SUB-ACCOUNT
                                   ----------------

                                     OPPENHEIMER
                                   MIDCAP FUND (SS)
                                   ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (128,534)
    Administrative expense........       (17,136)
                                      ----------
    Net investment income
     (loss).......................      (145,670)
                                      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,704,609
    Cost of investments
     sold.........................     2,525,886
                                      ----------
       Realized gains
        (losses) on fund
        shares....................      (821,277)
Realized gain distributions.......            --
                                      ----------
    Net realized gains
     (losses).....................      (821,277)
Change in unrealized gains
 (losses).........................     3,351,145
                                      ----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,529,868
                                      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $2,384,198
                                      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                            OPPENHEIMER
                                             VARIABLE           PIMCO           PIMCO       PIMCO       PIMCO         PIMCO
                                           ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE    VARIABLE       VARIABLE
                                          (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE     INSURANCE
                                              ("SS"))           TRUST           TRUST       TRUST       TRUST         TRUST
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
                                                                                                      PIMCO VIT     PIMCO VIT
                                            OPPENHEIMER                                     PIMCO     COMMODITY      EMERGING
                                             STRATEGIC       FOREIGN BOND       MONEY       TOTAL    REALRETURN    MARKETS BOND
                                             BOND (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN     STRATEGY   (ADVISOR SHARES)
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   231,585          $ 63          $   27      $   58     $ 178,741      $ 66,661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,300,932)          (26)           (336)        (16)      (42,543)      (16,796)
    Administrative expense...............      (178,693)           (2)            (24)         (1)       (5,445)       (2,174)
                                            -----------          ----          ------      ------     ---------      --------
    Net investment income (loss).........    (1,248,040)           35            (334)         41       130,753        47,691
                                            -----------          ----          ------      ------     ---------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    16,110,689            37           4,967       2,492       411,597       321,463
    Cost of investments sold.............    17,331,676            36           4,967       2,463       598,828       352,123
                                            -----------          ----          ------      ------     ---------      --------
       Realized gains (losses) on
        fund shares......................    (1,220,987)            1              --          29      (187,231)      (30,660)
Realized gain distributions..............        72,581           215              --          32       315,028            --
                                            -----------          ----          ------      ------     ---------      --------
    Net realized gains (losses)..........    (1,148,406)          216              --          61       127,797       (30,660)
Change in unrealized gains (losses)......    16,633,969           (12)             --          46       727,691       255,294
                                            -----------          ----          ------      ------     ---------      --------
    Net realized and unrealized gains
     (losses) on investments.............    15,485,563           204              --         107       855,488       224,634
                                            -----------          ----          ------      ------     ---------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $14,237,523          $239          $ (334)     $  148     $ 986,241      $272,325
                                            ===========          ====          ======      ======     =========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               PIMCO           PIMCO
                                             VARIABLE        VARIABLE                                  PUTNAM
                                          INSURANCE TRUST INSURANCE TRUST PREMIER VIT PREMIER VIT  VARIABLE TRUST
                                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- --------------- ----------- ------------ --------------
                                             PIMCO VIT       PIMCO VIT       NACM
                                            REAL RETURN    TOTAL RETURN    SMALL CAP                VT AMERICAN
                                             (ADVISOR        (ADVISOR      PORTFOLIO     OPCAP       GOVERNMENT
                                              SHARES)         SHARES)     CLASS I (N) BALANCED (M)     INCOME
                                          --------------- --------------- ----------- ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  254,230      $1,442,999      $    --     $   270     $ 1,795,520
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (130,002)       (419,270)          (7)        (25)       (601,017)
    Administrative expense...............      (16,505)        (54,504)          --          (2)             --
                                            ----------      ----------      -------     -------     -----------
    Net investment income (loss).........      107,723         969,225           (7)        243       1,194,503
                                            ----------      ----------      -------     -------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,751,795       6,224,493        1,217       5,806      10,622,994
    Cost of investments sold.............    2,847,162       6,010,045        2,534      10,179      10,281,874
                                            ----------      ----------      -------     -------     -----------
       Realized gains (losses) on
        fund shares......................      (95,367)        214,448       (1,317)     (4,373)        341,120
Realized gain distributions..............      359,816       1,000,366           --          --              --
                                            ----------      ----------      -------     -------     -----------
    Net realized gains (losses)..........      264,449       1,214,814       (1,317)     (4,373)        341,120
Change in unrealized gains (losses)......      905,157         965,028        1,284       3,911       6,036,751
                                            ----------      ----------      -------     -------     -----------
    Net realized and unrealized gains
     (losses) on investments.............    1,169,606       2,179,842          (33)       (462)      6,377,871
                                            ----------      ----------      -------     -------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $1,277,329      $3,149,067      $   (40)    $  (219)    $ 7,572,374
                                            ==========      ==========      =======     =======     ===========

                                                PUTNAM
                                            VARIABLE TRUST
                                              SUB-ACCOUNT
                                          -------------------


                                              VT CAPITAL
                                          APPRECIATION (O)(P)
                                          -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................     $    97,358
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........         (10,459)
    Administrative expense...............              --
                                              -----------
    Net investment income (loss).........          86,899
                                              -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................       6,065,604
    Cost of investments sold.............      11,224,067
                                              -----------
       Realized gains (losses) on
        fund shares......................      (5,158,463)
Realized gain distributions..............              --
                                              -----------
    Net realized gains (losses)..........      (5,158,463)
Change in unrealized gains (losses)......       4,619,172
                                              -----------
    Net realized and unrealized gains
     (losses) on investments.............        (539,291)
                                              -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................     $  (452,392)
                                              ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(n)Previously known as Premier VIT NACM Small Cap
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                                     VT THE GEORGE
                                           VT CAPITAL    VT DISCOVERY  VT DIVERSIFIED   VT EQUITY     PUTNAM FUND
                                         OPPORTUNITIES  GROWTH (Q)(O)      INCOME       INCOME (R)     OF BOSTON
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   20,265    $     2,402    $ 2,853,904    $ 1,054,968    $ 3,526,480
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (48,503)       (12,094)      (552,498)    (1,184,984)    (1,052,825)
    Administrative expense..............           --         (1,143)          (274)       (60,105)       (49,157)
                                           ----------    -----------    -----------    -----------    -----------
    Net investment income (loss)........      (28,238)       (10,835)     2,301,132       (190,121)     2,424,498
                                           ----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      731,101      7,243,808      9,118,358     15,972,121     12,880,927
    Cost of investments sold............    1,043,626     10,987,008     11,488,812     15,737,426     22,085,887
                                           ----------    -----------    -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Realized gain distributions.............           --             --             --             --             --
                                           ----------    -----------    -----------    -----------    -----------
    Net realized gains (losses).........     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Change in unrealized gains
 (losses)...............................    1,677,276      3,600,148     17,162,129     26,826,357     23,141,018
                                           ----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,364,751       (143,052)    14,791,675     27,061,052     13,936,058
                                           ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,336,513    $  (153,887)   $17,092,807    $26,870,931    $16,360,556
                                           ==========    ===========    ===========    ===========    ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------
                                               VT
                                          GLOBAL ASSET
                                           ALLOCATION
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,666,290
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (398,787)
    Administrative expense..............      (25,078)
                                          -----------
    Net investment income (loss)........    1,242,425
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,409,081
    Cost of investments sold............    6,921,906
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,512,825)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,512,825)
Change in unrealized gains
 (losses)...............................    8,448,755
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,935,930
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 8,178,355
                                          ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                              PUTNAM         PUTNAM          PUTNAM         PUTNAM         PUTNAM
                                          VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- --------------- -------------- -------------- --------------
                                            VT GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH
                                              EQUITY     HEALTH CARE (S) UTILITIES (T)      INCOME     OPPORTUNITIES
                                          -------------- --------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $        --     $       --      $  899,777    $  4,961,626    $   76,890
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,052)      (460,764)       (304,320)     (2,473,640)     (140,761)
    Administrative expense...............           --         (9,436)         (5,919)        (67,410)          (87)
                                           -----------     ----------      ----------    ------------    ----------
    Net investment income (loss).........     (308,052)      (470,200)        589,538       2,420,576       (63,958)
                                           -----------     ----------      ----------    ------------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    3,683,506      5,877,326       4,841,771      32,818,792     1,284,092
    Cost of investments sold.............    6,669,895      6,429,444       5,732,840      59,714,788     2,038,778
                                           -----------     ----------      ----------    ------------    ----------
       Realized gains (losses) on
        fund shares......................   (2,986,389)      (552,118)       (891,069)    (26,895,996)     (754,686)
Realized gain distributions..............           --      3,772,562       1,494,095              --            --
                                           -----------     ----------      ----------    ------------    ----------
    Net realized gains (losses)..........   (2,986,389)     3,220,444         603,026     (26,895,996)     (754,686)
Change in unrealized gains (losses)......    8,971,464      4,460,926        (223,334)     69,566,817     4,125,145
                                           -----------     ----------      ----------    ------------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    5,985,075      7,681,370         379,692      42,670,821     3,370,459
                                           -----------     ----------      ----------    ------------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 5,677,023     $7,211,170      $  969,230    $ 45,091,397    $3,306,501
                                           ===========     ==========      ==========    ============    ==========

                                              PUTNAM
                                          VARIABLE TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          VT HIGH YIELD
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 5,449,597
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (740,434)
    Administrative expense...............      (54,408)
                                           -----------
    Net investment income (loss).........    4,654,755
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   12,442,503
    Cost of investments sold.............   16,012,544
                                           -----------
       Realized gains (losses) on
        fund shares......................   (3,570,041)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (3,570,041)
Change in unrealized gains (losses)......   19,461,222
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   15,891,181
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $20,545,936
                                           ===========

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- ----------------
                                                                             VT             VT
                                                              VT       INTERNATIONAL  INTERNATIONAL
                                                        INTERNATIONAL    GROWTH AND        NEW
                                           VT INCOME        EQUITY         INCOME     OPPORTUNITIES  VT INVESTORS (O)
                                         -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 7,347,595    $         --   $        --     $  279,647     $   749,875
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,727,714)     (1,951,881)     (344,638)      (265,514)       (868,582)
    Administrative expense..............     (120,518)       (113,427)           --             --         (16,382)
                                          -----------    ------------   -----------     ----------     -----------
    Net investment income (loss)........    5,499,363      (2,065,308)     (344,638)        14,133        (135,089)
                                          -----------    ------------   -----------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   29,012,905      24,265,008     4,512,862      2,639,960      11,058,947
    Cost of investments sold............   34,637,799      41,300,150     8,343,962      3,159,086      16,971,980
                                          -----------    ------------   -----------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Realized gain distributions.............           --              --            --             --              --
                                          -----------    ------------   -----------     ----------     -----------
    Net realized gains (losses).........   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Change in unrealized gains
 (losses)...............................   45,504,357      47,135,096     9,678,938      6,546,075      23,182,069
                                          -----------    ------------   -----------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   39,879,463      30,099,954     5,847,838      6,026,949      17,269,036
                                          -----------    ------------   -----------     ----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $45,378,826    $ 28,034,646   $ 5,503,200     $6,041,082     $17,133,947
                                          ===========    ============   ===========     ==========     ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------


                                               VT
                                         MID CAP VALUE
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    23,411
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (97,688)
    Administrative expense..............           --
                                          -----------
    Net investment income (loss)........      (74,277)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,357,354
    Cost of investments sold............    3,972,367
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,615,013)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,615,013)
Change in unrealized gains
 (losses)...............................    3,899,838
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,284,825
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 2,210,548
                                          ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                       PUTNAM            PUTNAM             PUTNAM          PUTNAM         PUTNAM
                                   VARIABLE TRUST    VARIABLE TRUST     VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- -------------------- ---------------- -------------- --------------
                                                                                           VT OTC &
                                         VT              VT NEW                            EMERGING
                                    MONEY MARKET  OPPORTUNITIES (O)(P) VT NEW VALUE (R)   GROWTH (U)    VT RESEARCH
                                   -------------- -------------------- ---------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   318,095       $   192,205        $  1,984,335    $         --   $   371,562
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................   (1,999,036)         (707,002)           (117,815)        (19,203)     (441,053)
    Administrative expense........     (187,724)           (7,149)             (7,781)             --        (6,027)
                                    -----------       -----------        ------------    ------------   -----------
    Net investment income
     (loss).......................   (1,868,665)         (521,946)          1,858,739         (19,203)      (75,518)
                                    -----------       -----------        ------------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   87,059,699         8,465,236          68,821,898      11,682,471     5,551,441
    Cost of investments
     sold.........................   87,059,699        15,071,656         151,511,723      27,767,001     7,794,645
                                    -----------       -----------        ------------    ------------   -----------
       Realized gains
        (losses) on fund
        shares....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Realized gain distributions.......           --                --                  --              --            --
                                    -----------       -----------        ------------    ------------   -----------
    Net realized gains
     (losses).....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Change in unrealized gains
 (losses).........................           --        21,314,340          76,611,056      15,748,401    11,170,771
                                    -----------       -----------        ------------    ------------   -----------
    Net realized and
     unrealized gains (losses)
     on investments...............           --        14,707,920          (6,078,769)       (336,129)    8,927,567
                                    -----------       -----------        ------------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $(1,868,665)      $14,185,974        $ (4,220,030)   $   (355,332)  $ 8,852,049
                                    ===========       ===========        ============    ============   ===========

                                       PUTNAM
                                   VARIABLE TRUST
                                    SUB-ACCOUNT
                                   --------------

                                    VT SMALL CAP
                                       VALUE
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   842,153
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................     (703,807)
    Administrative expense........      (15,706)
                                    -----------
    Net investment income
     (loss).......................      122,640
                                    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    9,540,961
    Cost of investments
     sold.........................   16,792,257
                                    -----------
       Realized gains
        (losses) on fund
        shares....................   (7,251,296)
Realized gain distributions.......           --
                                    -----------
    Net realized gains
     (losses).....................   (7,251,296)
Change in unrealized gains
 (losses).........................   19,944,310
                                    -----------
    Net realized and
     unrealized gains (losses)
     on investments...............   12,693,014
                                    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $12,815,654
                                    ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                        PUTNAM         PUTNAM       RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                    -------------- -------------- --------------- ---------------- ----------------
                                                                    RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                                                     LARGE CAP       LARGE CAP        LARGE CAP
                                     VT VISTA (U)    VT VOYAGER   CORE EQUITY (M) GROWTH STOCK (M) VALUE EQUITY (M)
                                    -------------- -------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $        --    $  1,129,201    $    11,028     $    56,918      $    82,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................     (551,443)     (1,885,056)        (5,739)        (24,486)         (25,981)
    Administrative expense.........      (10,342)        (78,193)          (556)         (1,972)          (2,124)
                                     -----------    ------------    -----------     -----------      -----------
    Net investment income
     (loss)........................     (561,785)       (834,048)         4,733          30,460           54,226
                                     -----------    ------------    -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    6,525,913      25,885,632      1,486,824       6,821,236        7,247,018
    Cost of investments sold.......    9,281,428      38,413,236      2,544,416      11,957,691       10,192,644
                                     -----------    ------------    -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Realized gain distributions........           --              --             --              --               --
                                     -----------    ------------    -----------     -----------      -----------
    Net realized gains
     (losses)......................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Change in unrealized gains
 (losses)..........................   16,842,787      77,780,458        954,967       5,112,992        2,323,580
                                     -----------    ------------    -----------     -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments...................   14,087,272      65,252,854       (102,625)        (23,463)        (622,046)
                                     -----------    ------------    -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $13,525,487    $ 64,418,806    $   (97,892)    $     6,997      $  (567,820)
                                     ===========    ============    ===========     ===========      ===========

                                      RIDGEWORTH
                                    VARIABLE TRUST
                                     SUB-ACCOUNT
                                    --------------
                                      RIDGEWORTH
                                     MID CAP CORE
                                      EQUITY (M)
                                    --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $    19,820
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................       (8,849)
    Administrative expense.........         (722)
                                     -----------
    Net investment income
     (loss)........................       10,249
                                     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    2,531,350
    Cost of investments sold.......    4,711,480
                                     -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,180,130)
Realized gain distributions........           --
                                     -----------
    Net realized gains
     (losses)......................   (2,180,130)
Change in unrealized gains
 (losses)..........................    2,075,372
                                     -----------
    Net realized and unrealized
     gains (losses) on
     investments...................     (104,758)
                                     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $   (94,509)
                                     ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                            RIDGEWORTH        RYDEX      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          VARIABLE TRUST  VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- -------------- ------------- ------------- ------------- -------------
                                                             RYDEX VT                   VAN KAMPEN    VAN KAMPEN
                                            RIDGEWORTH      NASDAQ 100    VAN KAMPEN     UIF CORE    UIF EMERGING   VAN KAMPEN
                                            SMALL CAP        STRATEGY     UIF CAPITAL   PLUS FIXED      MARKETS     UIF GLOBAL
                                         VALUE EQUITY (M)      FUND         GROWTH        INCOME        EQUITY     VALUE EQUITY
                                         ---------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    22,425        $  --       $        --    $ 95,951     $        --     $ 1,207
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (12,796)          (1)         (389,023)    (15,633)       (442,476)       (259)
    Administrative expense..............        (1,201)          --           (32,613)     (1,085)        (28,516)        (18)
                                           -----------        -----       -----------    --------     -----------     -------
    Net investment income
     (loss).............................         8,428           (1)         (421,636)     79,233        (470,992)        930
                                           -----------        -----       -----------    --------     -----------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     3,508,006          591         6,176,003     330,570       4,194,646       8,909
    Cost of investments sold............     7,533,906          862         7,030,753     366,188       5,916,650      17,512
                                           -----------        -----       -----------    --------     -----------     -------
       Realized gains (losses) on
        fund shares.....................    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Realized gain distributions.............            --           --                --          --              --          --
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized gains (losses).........    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Change in unrealized gains
 (losses)...............................     4,014,617          231        13,956,146      37,367      16,865,660       8,650
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized and unrealized
     gains (losses) on
     investments........................       (11,283)         (40)       13,101,396       1,749      15,143,656          47
                                           -----------        -----       -----------    --------     -----------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $    (2,855)       $ (41)      $12,679,760    $ 80,982     $14,672,664     $   977
                                           ===========        =====       ===========    ========     ===========     =======

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                   INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------- -------------- -------------- ------------- ------------- -------------
                                                                                VAN KAMPEN
                                    VAN KAMPEN   VAN KAMPEN UIF                  UIF U.S.     VAN KAMPEN
                                        UIF      INTERNATIONAL  VAN KAMPEN UIF    MID CAP      UIF U.S.     VAN KAMPEN
                                    HIGH YIELD       MAGNUM     MID CAP GROWTH     VALUE      REAL ESTATE    UIF VALUE
                                   ------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $  450      $   510,979    $        --    $   671,608   $   626,453    $  2,575
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (77)        (257,411)      (284,664)      (825,414)     (298,982)     (1,156)
    Administrative expense........        (6)         (16,745)       (18,056)       (60,053)      (19,149)        (79)
                                      ------      -----------    -----------    -----------   -----------    --------
    Net investment income
     (loss).......................       367          236,823       (302,720)      (213,859)      308,322       1,340
                                      ------      -----------    -----------    -----------   -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,396        3,882,121      4,314,519      9,461,771     3,365,822      33,891
    Cost of investments
     sold.........................     1,053        6,086,054      6,169,878     15,579,346     6,406,366      53,663
                                      ------      -----------    -----------    -----------   -----------    --------
       Realized gains
        (losses) on fund
        shares....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Realized gain distributions.......        --               --             --             --            --          --
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized gains
     (losses).....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Change in unrealized gains
 (losses).........................     1,081        6,446,903     10,006,419     23,337,971     7,591,218      38,152
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized and
     unrealized gains (losses)
     on investments...............     1,424        4,242,970      8,151,060     17,220,396     4,550,674      18,380
                                      ------      -----------    -----------    -----------   -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $1,791      $ 4,479,793    $ 7,848,340    $17,006,537   $ 4,858,996    $ 19,720
                                      ======      ===========    ===========    ===========   ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN    VAN KAMPEN
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF EQUITY    UIF GLOBAL     UIF INT'L
                                            GROWTH     MARKETS DEBT     EQUITY      AND INCOME     FRANCHISE   GROWTH EQUITY
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $1,579,704    $        --   $ 1,317,962   $ 5,386,713   $   27,997
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (122,523)     (282,244)      (218,488)     (660,924)     (972,520)     (51,798)
    Administrative expense..............     (16,467)      (38,471)       (28,534)      (89,345)     (127,121)      (6,464)
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net investment income (loss)........    (138,990)    1,258,989       (247,022)      567,693     4,287,072      (30,265)
                                          ----------    ----------    -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,916,871     4,310,633      3,114,550     9,463,291    12,760,655      809,128
    Cost of investments sold............   2,062,180     5,165,235      4,605,890    11,513,968    16,392,074    1,112,792
                                          ----------    ----------    -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    (145,309)     (854,602)    (1,491,340)   (2,050,677)   (3,631,419)    (303,664)
Realized gain distributions.............          --            --             --            --     3,471,089           --
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized gains (losses).........    (145,309)     (854,602)    (1,491,340)   (2,050,677)     (160,330)    (303,664)
Change in unrealized gains
 (losses)...............................   4,439,121     4,474,082      9,374,581    10,222,886    12,292,926    1,389,961
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   4,293,812     3,619,480      7,883,241     8,172,209    12,132,596    1,086,297
                                          ----------    ----------    -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $4,154,822    $4,878,469    $ 7,636,219   $ 8,739,902   $16,419,668   $1,056,032
                                          ==========    ==========    ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       THE          VAN          VAN
                                      THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL    UNIVERSAL     KAMPEN       KAMPEN
                                      INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL    LIFE         LIFE
                                       FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.  INVESTMENT   INVESTMENT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)      TRUST        TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- -------------- -------------- ------------- -----------  -----------
                                       VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF  VAN KAMPEN
                                       UIF MID CAP  SMALL COMPANY   U.S. MID CAP    UIF U.S.
                                         GROWTH         GROWTH         VALUE       REAL ESTATE  LIT CAPITAL      LIT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)     GROWTH      COMSTOCK
                                      ------------- -------------- -------------- ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --   $        --    $   484,053   $  1,340,918  $    25,480  $ 1,776,908
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (446,488)     (188,036)      (610,922)      (635,889)    (323,457)    (500,996)
    Administrative expense...........      (58,159)      (23,942)       (79,583)       (86,052)     (22,283)     (36,554)
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net investment income
     (loss)..........................     (504,647)     (211,978)      (206,452)       618,977     (320,260)   1,239,358
                                       -----------   -----------    -----------   ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    8,592,255     2,880,592      9,200,839     14,578,189    4,541,071    7,986,410
    Cost of investments sold.........   12,957,927     3,945,784     15,664,154     27,442,923    6,805,693   11,490,119
                                       -----------   -----------    -----------   ------------  -----------  -----------
       Realized gains (losses)
        on fund shares...............   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Realized gain distributions..........           --            --             --             --           --           --
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized gains (losses)......   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Change in unrealized gains
 (losses)............................   18,035,301     5,880,984     20,023,617     24,898,064   13,534,015   11,005,018
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   13,669,629     4,815,792     13,560,302     12,033,330   11,269,393    7,501,309
                                       -----------   -----------    -----------   ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $13,164,982   $ 4,603,814    $13,353,850   $ 12,652,307  $10,949,133  $ 8,740,667
                                       ===========   ===========    ===========   ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                   VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   VAN KAMPEN
                                      VAN KAMPEN     VAN KAMPEN       LIFE          LIFE           LIFE         LIFE
                                         LIFE           LIFE       INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT
                                      INVESTMENT     INVESTMENT       TRUST        TRUST          TRUST         TRUST
                                         TRUST         TRUST       (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ---------------- -----------  ------------  -------------- -----------
                                                                   LIT CAPITAL                LIT GROWTH AND LIT MID CAP
                                          LIT           LIT          GROWTH     LIT COMSTOCK      INCOME       GROWTH
                                      GOVERNMENT  MONEY MARKET (V) (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      ----------- ---------------- -----------  ------------  -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 62,894      $      348    $        --  $  6,309,204   $ 3,008,706   $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (12,052)        (45,048)      (483,875)   (2,245,657)   (1,204,079)     (164,846)
    Administrative expense...........      (983)         (3,489)       (48,734)     (239,777)     (159,371)      (17,350)
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net investment income
     (loss)..........................    49,859         (48,189)      (532,609)    3,823,770     1,645,256      (182,196)
                                       --------      ----------    -----------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   518,937       5,720,470      6,024,942    27,284,384    14,724,919     2,193,251
    Cost of investments sold.........   529,004       5,720,470      7,112,837    38,621,491    19,021,148     3,675,708
                                       --------      ----------    -----------  ------------   -----------   -----------
       Realized gains (losses)
        on fund shares...............   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Realized gain distributions..........        --              --             --            --            --            --
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized gains (losses)......   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Change in unrealized gains
 (losses)............................   (46,509)             --     16,603,977    42,579,696    19,943,191     6,321,039
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (56,576)             --     15,516,082    31,242,589    15,646,962     4,838,582
                                       --------      ----------    -----------  ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (6,717)     $  (48,189)   $14,983,473  $ 35,066,359   $17,292,218   $ 4,656,386
                                       ========      ==========    ===========  ============   ===========   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                 VAN KAMPEN LIFE
                                                                 INVESTMENT TRUST
                                                                    (CLASS II)
                                                                   SUB-ACCOUNT
                                                                 ----------------
                                                                       LIT
                                                                   MONEY MARKET
                                                                  (CLASS II) (V)
                                                                 ----------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................   $     3,078
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................      (436,449)
    Administrative expense......................................       (59,182)
                                                                   -----------
    Net investment income (loss)................................      (492,553)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    47,125,848
    Cost of investments sold....................................    47,125,848
                                                                   -----------
       Realized gains (losses) on fund shares...................            --
Realized gain distributions.....................................            --
                                                                   -----------
    Net realized gains (losses).................................            --
Change in unrealized gains (losses).............................            --
                                                                   -----------
    Net realized and unrealized gains (losses) on investments...            --
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............   $  (492,553)
                                                                   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                 ADVANCED              ADVANCED
                                                       SERIES TRUST             SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------------  -----------------------  ------------------
                                                           AST                                             AST
                                                   ACADEMIC STRATEGIES              AST                AGGRESSIVE
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES     ASSET ALLOCATION
                                                 -----------------------  -----------------------  ------------------
                                                    2009         2008        2009         2008       2009      2008
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   44,272  $   (33,789) $   26,435  $     4,622  $    (78) $   (859)
Net realized gains (losses).....................   (607,288)  (1,716,106)   (100,516)    (476,165)  (12,497)  (23,332)
Change in unrealized gains (losses).............  1,664,740   (1,673,389)    463,192     (246,425)   34,096   (52,880)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  1,101,724   (3,423,284)    389,111     (717,968)   21,521   (77,071)
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    137,329   10,944,765     284,123    2,313,219        --   197,404
Benefit payments................................         --           --          --           --        --        --
Payments on termination.........................   (310,554)    (201,029)    (26,336)     (30,538)     (912)       --
Contract maintenance charge.....................    (12,833)      (1,372)     (5,580)        (511)      (64)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    116,363   (4,885,250)    306,495   (1,438,097)     (594)  (87,223)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (69,695)   5,857,114     558,702      844,073    (1,570)  110,162
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,032,029    2,433,830     947,813      126,105    19,951    33,091
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  6,065,016    3,631,186   1,364,986    1,238,881    87,102    54,011
                                                 ----------  -----------  ----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,097,045  $ 6,065,016  $2,312,799  $ 1,364,986  $107,053  $ 87,102
                                                 ==========  ===========  ==========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    867,264      348,463     188,627      118,452    14,799     5,213
       Units issued.............................    375,660    1,763,431     178,430      429,900     8,146    25,121
       Units redeemed...........................   (412,210)  (1,244,630)   (109,917)    (359,725)   (8,562)  (15,535)
                                                 ----------  -----------  ----------  -----------  --------  --------
    Units outstanding at end of period..........    830,714      867,264     257,140      188,627    14,383    14,799
                                                 ==========  ===========  ==========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST                 AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN  AMERICAN CENTURY
                                                         CORE VALUE       GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   681  $  1,758  $    194  $    (20) $   119  $    38
Net realized gains (losses).........................    (769)   (6,809)  (17,596)   (1,817)    (979)    (567)
Change in unrealized gains (losses).................   4,694   (15,290)   17,574   (22,277)   1,997   (1,038)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...   4,606   (20,341)      172   (24,114)   1,137   (1,567)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --        --        --       --   12,787
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (865)       --   (14,984)  (21,990)      --       --
Contract maintenance charge.........................     (10)       (3)      (13)      (11)     (11)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  25,705    33,199        10    27,852   (3,815)    (103)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  24,830    33,196   (14,987)    5,851   (3,826)  12,684
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  29,436    12,855   (14,815)  (18,263)  (2,689)  11,117
NET ASSETS AT BEGINNING OF PERIOD...................  22,378     9,523    30,079    48,342   11,117       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $51,814  $ 22,378  $ 15,264  $ 30,079  $ 8,428  $11,117
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,100     1,001     5,058     4,741    1,808       --
       Units issued.................................   3,892    10,496        31     3,023      688    2,190
       Units redeemed...............................    (158)   (7,397)   (2,914)   (2,706)  (1,315)    (382)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   7,834     4,100     2,175     5,058    1,181    1,808
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ADVANCED                ADVANCED              ADVANCED
                                                 SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------
                                                     AST                      AST                   AST
                                                   BALANCED                  BOND                  BOND
                                               ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                           -----------------------  ----------------------  ------------------
                                              2009         2008        2009      2008 (W)     2009    2008 (W)
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    4,651  $   (17,458) $  (15,154) $   (4,587) $ (4,250) $   (304)
Net realized gains (losses)...............   (278,048)    (966,821)     67,797      52,514     2,702     9,480
Change in unrealized gains (losses).......  1,459,784     (284,136)   (132,716)    165,714    (9,053)    8,867
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations...............................  1,186,387   (1,268,415)    (80,073)    213,641   (10,601)   18,043
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................  1,108,540    6,397,142          --          --        --        --
Benefit payments..........................         --           --          --          --        --        --
Payments on termination...................    (59,497)     (81,603)         --          --      (683)       --
Contract maintenance charge...............    (26,228)      (1,448)       (605)         --      (133)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................  1,938,542   (1,195,631)    134,871     837,550   302,624    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions....................  2,961,357    5,118,460     134,266     837,550   301,808    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  4,147,744    3,850,045      54,193   1,051,191   291,207    74,817
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,519,060      669,015   1,051,191          --    74,817        --
                                           ----------  -----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............... $8,666,804  $ 4,519,060  $1,105,384  $1,051,191  $366,024  $ 74,817
                                           ==========  ===========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    615,959       64,108      86,265          --     6,108        --
       Units issued.......................    827,012    1,396,888      90,140     222,127    68,796    20,306
       Units redeemed.....................   (471,776)    (845,037)    (78,363)   (140,862)  (41,881)  (14,198)
                                           ----------  -----------  ----------  ----------  --------  --------
    Units outstanding at end of period....    971,195      615,959      98,042      86,265    33,023     6,108
                                           ==========  ===========  ==========  ==========  ========  ========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED            ADVANCED               ADVANCED
                                                      SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  -------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH           CLS GROWTH
                                                     PORTFOLIO 2020     ASSET ALLOCATION       ASSET ALLOCATION
                                                     -------------- -----------------------  -------------------
                                                        2009 (A)       2009         2008       2009       2008
                                                     -------------- ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $  (10)    $   15,831  $   (38,643) $   (979) $  (1,213)
Net realized gains (losses).........................        (23)      (396,255)  (1,305,026)   (2,153)   (81,997)
Change in unrealized gains (losses).................        (90)     1,368,203   (1,239,015)   44,689      1,729
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from operations...       (123)       987,779   (2,582,684)   41,557    (81,481)
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --        433,057    6,980,265   103,123    416,039
Benefit payments....................................         --             --           --        --         --
Payments on termination.............................         --       (222,784)     (96,388)  (16,590)        --
Contract maintenance charge.........................         --        (10,486)      (1,432)     (384)      (333)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      2,462         68,352   (2,557,133)   (5,421)  (275,277)
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................      2,462        268,139    4,325,312    80,728    140,429
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................      2,339      1,255,918    1,742,628   122,285     58,948
NET ASSETS AT BEGINNING OF PERIOD...................         --      4,408,222    2,665,594    58,948         --
                                                         ------     ----------  -----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................     $2,339     $5,664,140  $ 4,408,222  $181,233  $  58,948
                                                         ======     ==========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        661,754      256,135     8,789         --
       Units issued.................................        451        444,093    1,543,744    23,860     62,390
       Units redeemed...............................       (186)      (416,773)  (1,138,125)  (11,093)   (53,601)
                                                         ------     ----------  -----------  --------  ---------
    Units outstanding at end of period..............        265        689,074      661,754    21,556      8,789
                                                         ======     ==========  ===========  ========  =========

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                              AST                  AST                AST
                                                          CLS MODERATE           COHEN &             DEAM
                                                        ASSET ALLOCATION      STEERS REALTY     LARGE-CAP VALUE
                                                     ---------------------  -----------------  ----------------
                                                        2009        2008      2009     2008      2009     2008
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (15,219) $  (2,950) $   372  $    953  $   (53) $   260
Net realized gains (losses).........................     (6,440)   (75,971)    (783)   14,743     (106)     714
Change in unrealized gains (losses).................    296,362    (35,120)   8,470   (30,489)   2,578   (9,151)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    274,703   (114,041)   8,059   (14,793)   2,419   (8,177)
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    268,379    853,716       54    (2,500)     108    4,000
Benefit payments....................................         --         --       --        --       --       --
Payments on termination.............................    (40,925)       238     (430)       --       --       --
Contract maintenance charge.........................     (3,315)      (181)     (25)      (15)     (14)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    404,781      6,452    1,230    34,099      702   16,372
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    628,920    860,225      829    31,584      796   20,369
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    903,623    746,184    8,888    16,791    3,215   12,192
NET ASSETS AT BEGINNING OF PERIOD...................    746,184         --   24,514     7,723   13,412    1,220
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,649,807  $ 746,184  $33,402  $ 24,514  $16,627  $13,412
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    101,548         --    4,091       823    2,205      124
       Units issued.................................    133,704    174,809      465     4,586      513    2,948
       Units redeemed...............................    (50,524)   (73,261)    (266)   (1,318)    (376)    (867)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............    184,728    101,548    4,290     4,091    2,342    2,205
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED         ADVANCED              ADVANCED
                                                      SERIES TRUST     SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     --------------- ----------------  -----------------------
                                                           AST              AST                  AST
                                                          DEAM           FEDERATED           FIRST TRUST
                                                     SMALL-CAP VALUE AGGRESSIVE GROWTH     BALANCED TARGET
                                                     --------------- ----------------  -----------------------
                                                        2008 (X)       2009     2008      2009         2008
                                                     --------------- -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................     $    70     $  (135) $  (192) $   49,036  $    14,033
Net realized gains (losses).........................        (111)     (1,928)     (80)   (164,919)  (1,178,525)
Change in unrealized gains (losses).................          (9)      5,219   (8,055)    539,924     (357,780)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from operations...         (50)      3,156   (8,327)    424,041   (1,522,272)
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       1,000          54    8,125     371,032    4,376,569
Benefit payments....................................          --          --       --          --           --
Payments on termination.............................          --          --       --    (309,875)     (97,581)
Contract maintenance charge.........................          --         (14)      (2)     (6,388)      (1,748)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (1,294)     (3,768)  11,211     355,873   (3,389,259)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................        (294)     (3,728)  19,334     410,642      887,981
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................        (344)       (572)  11,007     834,683     (634,291)
NET ASSETS AT BEGINNING OF PERIOD...................         344      11,623      616   1,844,824    2,479,115
                                                         -------     -------  -------  ----------  -----------
NET ASSETS AT END OF PERIOD.........................     $    --     $11,051  $11,623  $2,679,507  $ 1,844,824
                                                         =======     =======  =======  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          39       2,062       60     274,572      238,272
       Units issued.................................          --         446    3,330     308,083      881,431
       Units redeemed...............................         (39)     (1,010)  (1,328)   (255,641)    (845,131)
                                                         -------     -------  -------  ----------  -----------
    Units outstanding at end of period..............          --       1,498    2,062     327,014      274,572
                                                         =======     =======  =======  ==========  ===========

--------
(x)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED               ADVANCED          ADVANCED
                                                         SERIES TRUST           SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                   ------------------------  -----------------  ---------------
                                                              AST                   AST               AST
                                                      FIRST TRUST CAPITAL        FOCUS FOUR          GLOBAL
                                                      APPRECIATION TARGET      PLUS PORTFOLIO     REAL ESTATE
                                                   ------------------------  -----------------  ---------------
                                                       2009         2008     2009 (B)  2008 (Y)  2009   2008 (Y)
                                                   -----------  -----------  --------  -------- ------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    51,011  $   (54,620) $   (209) $   (26) $   24    $ --
Net realized gains (losses).......................    (669,282)  (3,406,114)    4,151   (1,471)    134      --
Change in unrealized gains (losses)...............   2,078,860   (2,330,234)     (422)     422     476      23
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from operations.   1,460,589   (5,790,968)    3,520   (1,075)    634      23
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     362,956   17,121,131     8,211   16,046      --      --
Benefit payments..................................          --           --        --       --      --      --
Payments on termination...........................     (90,118)    (151,793)       --       --    (417)     --
Contract maintenance charge.......................     (18,297)        (853)      (78)      --      (2)     --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   2,116,647   (9,223,192)  (24,972)  (1,652)    852     417
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from contract
 transactions.....................................   2,371,188    7,745,293   (16,839)  14,394     433     417
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS.................   3,831,777    1,954,325   (13,319)  13,319   1,067     440
NET ASSETS AT BEGINNING OF PERIOD.................   6,607,414    4,653,089    13,319       --     440      --
                                                   -----------  -----------  --------  -------  ------    ----
NET ASSETS AT END OF PERIOD....................... $10,439,191  $ 6,607,414  $     --  $13,319  $1,507    $440
                                                   ===========  ===========  ========  =======  ======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......   1,075,207      441,186     1,780       --      72      --
       Units issued...............................   1,017,568    3,176,694     3,066    3,400     165     109
       Units redeemed.............................    (723,456)  (2,542,673)   (4,846)  (1,620)    (53)    (37)
                                                   -----------  -----------  --------  -------  ------    ----
    Units outstanding at end of period............   1,369,319    1,075,207        --    1,780     184      72
                                                   ===========  ===========  ========  =======  ======    ====

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED         ADVANCED
                                                        SERIES TRUST        SERIES TRUST     SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------   -----------------  --------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     -----------------   -----------------  --------------
                                                       2009      2008      2009     2008     2009    2008
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (510)  $   (394) $  (538) $   (587) $    5  $   (6)
Net realized gains (losses).........................    (606)    (3,260)  (3,179)    5,235      (8)     (2)
Change in unrealized gains (losses).................  17,903    (13,435)  22,626   (30,214)    534    (699)
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...  16,787    (17,089)  18,909   (25,566)    531    (707)
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,557         --       --    26,750      --      --
Benefit payments....................................      --         --       --        --      --      --
Payments on termination.............................      --         --     (614)       --      --      --
Contract maintenance charge.........................     (45)        (9)     (21)       (6)     (1)     --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (7,156)    36,883      707    34,818      --   2,799
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,644)    36,874       72    61,562      (1)  2,799
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  15,143     19,785   18,981    35,996     530   2,092
NET ASSETS AT BEGINNING OF PERIOD...................  30,209     10,424   37,872     1,876   2,092      --
                                                     -------   --------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $45,352   $ 30,209  $56,853  $ 37,872  $2,622  $2,092
                                                     =======   ========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,911        998    6,201       181     273      --
       Units issued.................................   1,468     10,613      372    11,113      --     273
       Units redeemed...............................  (1,385)    (6,700)    (569)   (5,093)     --      --
                                                     -------   --------  -------  --------  ------  ------
    Units outstanding at end of period..............   4,994      4,911    6,004     6,201     273     273
                                                     =======   ========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                                                AST                 AST
                                                            AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD      ASSET ALLOCATION    ASSET ALLOCATION
                                                     -----------------  ------------------  ------------------
                                                       2009      2008     2009      2008      2009      2008
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  1,944  $ 1,706  $ (1,174) $   (363) $ (4,153) $ (1,377)
Net realized gains (losses).........................    2,312   (1,785)   (1,094)  (16,393)   (2,227)  (46,631)
Change in unrealized gains (losses).................   11,002   (8,111)   25,182       669    75,973    (2,810)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   15,258   (8,190)   22,914   (16,087)   69,593   (50,818)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    5,557   14,667     2,783   127,586    22,217   410,431
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................     (910)      --    (5,689)       --   (26,927)      (92)
Contract maintenance charge.........................      (19)      (6)     (432)      (25)   (1,550)      (91)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (23,709)  30,567    13,430    (5,020)  149,269   (80,084)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (19,081)  45,228    10,092   122,541   143,009   330,164
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (3,823)  37,038    33,006   106,454   212,602   279,346
NET ASSETS AT BEGINNING OF PERIOD...................   38,877    1,839   106,454        --   279,346        --
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 35,054  $38,877  $139,460  $106,454  $491,948  $279,346
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,007      175    14,892        --    36,625        --
       Units issued.................................    2,645    5,950    12,211    31,197    40,670    87,343
       Units redeemed...............................   (4,283)  (1,118)  (11,479)  (16,305)  (24,280)  (50,718)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,369    5,007    15,624    14,892    53,015    36,625
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2009       2008      2009      2008        2009       2008 (W)
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    422   $     (6) $   807   $  2,235  $   (13,493) $   (48,080)
Net realized gains (losses).....................  (15,023)     3,144   (8,449)    (8,755)   1,513,657      180,638
Change in unrealized gains (losses).............   34,197    (45,166)  24,730    (50,170)    (434,599)     972,934
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   19,596    (42,028)  17,088    (56,690)   1,065,565    1,105,492
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --     11,929    2,579     34,404           --           --
Benefit payments................................       --         --       --         --           --           --
Payments on termination.........................   (9,791)   (11,037)  (6,898)   (40,055)    (376,588)    (104,937)
Contract maintenance charge.....................      (51)        (5)     (40)       (12)     (81,960)     (23,030)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    1,931     80,284        2     76,488   (7,127,814)  10,746,860
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,911)    81,171   (4,357)    70,825   (7,586,362)  10,618,893
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,685     39,143   12,731     14,135   (6,520,797)  11,724,385
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   63,347     24,204   70,793     56,658   11,724,385           --
                                                 --------   --------  -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 75,032   $ 63,347  $83,524   $ 70,793  $ 5,203,588  $11,724,385
                                                 ========   ========  =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   11,637      2,189   12,217      5,414    1,085,050           --
       Units issued.............................    1,520     12,793      348     21,837    1,157,584    2,264,620
       Units redeemed...........................   (2,858)    (3,345)  (1,389)   (15,034)  (1,803,389)  (1,179,570)
                                                 --------   --------  -------   --------  -----------  -----------
    Units outstanding at end of period..........   10,299     11,637   11,176     12,217      439,245    1,085,050
                                                 ========   ========  =======   ========  ===========  ===========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED           ADVANCED
                                                        SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------   ----------------  -----------------
                                                             AST                                   AST
                                                          JPMORGAN               AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY  LARGE-CAP VALUE    BOND-DEBENTURE
                                                     ------------------   ----------------  -----------------
                                                       2009       2008     2009     2008      2009     2008
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    929   $  1,228  $   92  $    517  $ 2,012  $  2,611
Net realized gains (losses).........................  (17,055)    (7,054)   (106)   (7,214)    (307)   (1,805)
Change in unrealized gains (losses).................   22,548    (29,682)  1,146    (5,081)   9,248   (11,406)
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from operations...    6,422    (35,508)  1,132   (11,778)  10,953   (10,600)
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     26,750      --        --    3,223        --
Benefit payments....................................       --         --      --        --       --        --
Payments on termination.............................  (16,447)   (22,877)     --        --   (1,276)       --
Contract maintenance charge.........................      (15)        (5)    (14)      (15)     (21)      (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   18,248     27,263       1      (573)  17,303    36,058
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    1,786     31,131     (13)     (588)  19,229    36,048
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................    8,208     (4,377)  1,119   (12,366)  30,182    25,448
NET ASSETS AT BEGINNING OF PERIOD...................   46,426     50,803   6,395    18,761   28,512     3,064
                                                     --------   --------  ------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 54,634   $ 46,426  $7,514  $  6,395  $58,694  $ 28,512
                                                     ========   ========  ======  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,769      4,916   1,159     1,960    3,605       294
       Units issued.................................    2,426     11,619      --     4,851    2,115     4,931
       Units redeemed...............................   (3,368)    (8,766)     (2)   (5,652)    (136)   (1,620)
                                                     --------   --------  ------  --------  -------  --------
    Units outstanding at end of period..............    6,827      7,769   1,157     1,159    5,584     3,605
                                                     ========   ========  ======  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST
                                                          MARSICO               AST                AST
                                                       CAPITAL GROWTH    MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (212) $   (403) $  1,037  $    159  $  (112) $  (104)
Net realized gains (losses).........................    (646)      565   (17,370)   13,464      (52)  (2,499)
Change in unrealized gains (losses).................  12,968   (27,879)   33,612   (43,137)   3,015   (3,291)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...  12,110   (27,717)   17,279   (29,514)   2,851   (5,894)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,157    39,559        --    26,750       --       --
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (575)   (5,841)       --        --     (247)      --
Contract maintenance charge.........................     (19)       (3)      (10)       (2)      (8)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,067    22,830   (59,404)   79,106    6,260   12,758
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  20,630    56,545   (59,414)  105,854    6,005   12,758
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  32,740    28,828   (42,135)   76,340    8,856    6,864
NET ASSETS AT BEGINNING OF PERIOD...................  43,938    15,110    84,782     8,442    6,864       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $76,678  $ 43,938  $ 42,647  $ 84,782  $15,720  $ 6,864
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,288     1,394    12,467       808    1,010       --
       Units issued.................................   2,773    13,237       405    17,350      931    2,051
       Units redeemed...............................     (92)   (7,343)   (8,056)   (5,691)     (59)  (1,041)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   9,969     7,288     4,816    12,467    1,882    1,010
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  -----------------
                                                       2009     2008      2009        2008       2009     2008
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    42  $   128  $  (14,812) $    2,447  $   252  $    203
Net realized gains (losses).........................     (19)  (3,497)         --          --   (2,808)      508
Change in unrealized gains (losses).................   5,465   (3,430)         --          --   12,710   (18,744)
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...   5,488   (6,799)    (14,812)      2,447   10,154   (18,033)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      85,153     500,696      108     9,375
Benefit payments....................................      --       --    (609,951)   (451,021)      --        --
Payments on termination.............................      --       --        (675)    (41,458)    (254)       --
Contract maintenance charge.........................     (11)      --        (141)        (36)     (30)       (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,504   12,853     775,398     937,610   (3,354)   33,737
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  16,493   12,853     249,784     945,791   (3,530)   43,107
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  21,981    6,054     234,972     948,238    6,624    25,074
NET ASSETS AT BEGINNING OF PERIOD...................  10,211    4,157   1,014,599      66,361   27,333     2,259
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $32,192  $10,211  $1,249,571  $1,014,599  $33,957  $ 27,333
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711      426      98,961       6,546    4,778       225
       Units issued.................................   2,242    5,292     254,892     193,296      694     6,207
       Units redeemed...............................      (1)  (4,007)   (230,393)   (100,881)  (1,196)   (1,654)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,952    1,711     123,460      98,961    4,276     4,778
                                                     =======  =======  ==========  ==========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ---------------  ------------------
                                                                                                 AST
                                                            AST               AST              NIEMANN
                                                      NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                       MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     -----------------  ---------------  ------------------
                                                       2009     2008     2009     2008     2009      2008
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (324) $   (370) $  (78) $   (71) $ (1,835) $   (491)
Net realized gains (losses).........................    (468)   (2,505)   (524)     (31)    2,561   (11,940)
Change in unrealized gains (losses).................   7,624   (13,468)  1,806   (2,245)   36,803      (261)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from operations...   6,832   (16,343)  1,204   (2,347)   37,529   (12,692)
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     108    30,970      54      500    41,835   164,806
Benefit payments....................................      --        --      --       --        --        --
Payments on termination.............................      --        --      --       --    (8,186)       --
Contract maintenance charge.........................     (11)       (2)     (6)      (2)     (799)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     643     8,689     588    5,943    19,676   (24,039)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     740    39,657     636    6,441    52,526   140,748
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   7,572    23,314   1,840    4,094    90,055   128,056
NET ASSETS AT BEGINNING OF PERIOD...................  23,930       616   4,910      816   128,056        --
                                                     -------  --------  ------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $31,502  $ 23,930  $6,750  $ 4,910  $218,111  $128,056
                                                     =======  ========  ======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,052        58     770       72    17,042        --
       Units issued.................................     665     8,147     277    1,109    28,061    40,237
       Units redeemed...............................    (556)   (4,153)   (171)    (411)  (20,798)  (23,195)
                                                     -------  --------  ------  -------  --------  --------
    Units outstanding at end of period..............   4,161     4,052     876      770    24,305    17,042
                                                     =======  ========  ======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2009    2008 (Y)   2009      2008      2009      2008
                                                     --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (125) $   (14) $  6,189  $  2,853  $  5,451  $  3,683
Net realized gains (losses).........................    2,267       (6)   12,261      (237)    6,293      (309)
Change in unrealized gains (losses).................    7,579   (2,001)   (5,162)   (6,259)   12,621    11,705
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    9,721   (2,021)   13,288    (3,643)   24,365    (8,331)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,799       --        --    53,500     3,223     3,661
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (10,564)      --   (16,720)  (10,000)  (33,179)  (32,497)
Contract maintenance charge.........................     (107)      --       (94)       --       (75)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   22,100    6,717   (21,025)  144,659   227,912   160,600
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   13,228    6,717   (37,839)  188,159   197,881   131,728
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   22,949    4,696   (24,551)  184,516   222,246   123,397
NET ASSETS AT BEGINNING OF PERIOD...................    4,696       --   184,516        --   190,052    66,655
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 27,645  $ 4,696  $159,965  $184,516  $412,298  $190,052
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      840       --    17,852        --    18,608     6,291
       Units issued.................................    3,362      975     6,430    25,490    30,746    21,515
       Units redeemed...............................   (1,186)    (135)  (10,070)   (7,638)  (13,994)   (9,198)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,016      840    14,212    17,852    35,360    18,608
                                                     ========  =======  ========  ========  ========  ========

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                 ----------------------  ------------------  -------------------
                                                           AST                   AST                 AST
                                                      PRESERVATION             QMA US        SCHRODERS MULTI-ASSET
                                                    ASSET ALLOCATION        EQUITY ALPHA       WORLD STRATEGIES
                                                 ----------------------  ------------------  -------------------
                                                    2009        2008       2009      2008      2009        2008
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (13,639) $  (17,542) $    706  $  1,468  $    257   $     431
Net realized gains (losses).....................    (39,005)   (334,685)  (15,943)   (8,714)    2,886     (78,711)
Change in unrealized gains (losses).............  1,391,623    (332,203)   23,979   (28,090)  158,744      (4,800)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................  1,338,979    (684,430)    8,742   (35,336)  161,887     (83,080)
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................  1,748,606   4,794,226        --    13,375   221,304     548,322
Benefit payments................................         --          --        --        --        --          --
Payments on termination.........................   (413,573)   (253,721)       --        --    (4,756)    (21,196)
Contract maintenance charge.....................    (23,385)     (1,380)       (9)       --    (2,622)        (62)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  1,530,423     288,277   (50,354)   80,997   116,065    (274,525)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  2,842,071   4,827,402   (50,363)   94,372   329,991     252,539
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  4,181,050   4,142,972   (41,621)   59,036   491,878     169,459
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  4,623,800     480,828    70,734    11,698   304,945     135,486
                                                 ----------  ----------  --------  --------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $8,804,850  $4,623,800  $ 29,113  $ 70,734  $796,823   $ 304,945
                                                 ==========  ==========  ========  ========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    555,571      45,849    11,993     1,198    42,633      13,020
       Units issued.............................    854,566   1,023,879     1,616    20,192   101,752      97,970
       Units redeemed...........................   (515,093)   (514,157)   (9,513)   (9,397)  (55,565)    (68,357)
                                                 ----------  ----------  --------  --------  --------   ---------
    Units outstanding at end of period..........    895,044     555,571     4,096    11,993    88,820      42,633
                                                 ==========  ==========  ========  ========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED          ADVANCED               ADVANCED
                                                       SERIES TRUST      SERIES TRUST           SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     ---------------  ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH   SMALL-CAP VALUE       ASSET ALLOCATION
                                                     ---------------- ------------------  -----------------------
                                                      2009     2008     2009      2008       2009         2008
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (18) $   (35) $     44  $   (105) $   29,014  $     9,463
Net realized gains (losses).........................    (40)  (1,035)  (10,811)   (2,102)   (235,334)  (1,203,370)
Change in unrealized gains (losses).................    535      (13)   13,916    (9,676)  1,028,477     (553,539)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from operations...    477   (1,083)    3,149   (11,883)    822,157   (1,747,446)
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --    1,220       108     6,904     447,043    5,164,320
Benefit payments....................................     --       --        --        --          --           --
Payments on termination.............................     --       --    (7,734)  (12,144)   (113,695)    (199,226)
Contract maintenance charge.........................     (2)      --       (21)       (2)     (6,460)        (621)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,211      642     6,529    20,839     689,901   (2,674,928)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................  1,209    1,862    (1,118)   15,597   1,016,789    2,289,545
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  1,686      779     2,031     3,714   1,838,946      542,099
NET ASSETS AT BEGINNING OF PERIOD...................    779       --    25,826    22,112   3,352,670    2,810,571
                                                     ------  -------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD......................... $2,465  $   779  $ 27,857  $ 25,826  $5,191,616  $ 3,352,670
                                                     ======  =======  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    123       --     3,948     2,342     451,295      275,676
       Units issued.................................    359    1,250     1,868     5,325     341,473    1,220,834
       Units redeemed...............................   (188)  (1,127)   (2,429)   (3,719)   (221,233)  (1,045,215)
                                                     ------  -------  --------  --------  ----------  -----------
    Units outstanding at end of period..............    294      123     3,387     3,948     571,535      451,295
                                                     ======  =======  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE            AST
                                                           GLOBAL           LARGE-CAP         T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     -----------------  -----------------  ------------------
                                                       2009      2008     2009     2008      2009      2008
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  4,636  $ 1,994  $  (364) $   (401) $     49  $   (702)
Net realized gains (losses).........................    3,518   (1,336)  (2,001)   (4,790)   17,857     3,598
Change in unrealized gains (losses).................       67   (4,614)  13,004   (10,603)   22,540   (70,061)
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...    8,221   (3,956)  10,639   (15,794)   40,446   (67,165)
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................    3,277      500       --     1,220    11,375    37,928
Benefit payments....................................       --       --       --        --        --        --
Payments on termination.............................   (5,937)    (202)      --        --    (5,465)   (1,386)
Contract maintenance charge.........................      (48)     (10)     (35)      (18)      (75)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   46,801   57,796    6,171    17,480     2,418    68,467
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   44,093   58,084    6,136    18,682     8,253   104,990
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,314   54,128   16,775     2,888    48,699    37,825
NET ASSETS AT BEGINNING OF PERIOD...................   60,278    6,150   21,820    18,932    81,916    44,091
                                                     --------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $112,592  $60,278  $38,595  $ 21,820  $130,615  $ 81,916
                                                     ========  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,891      579    3,688     1,876    14,260     3,785
       Units issued.................................    4,690    9,545    1,182     8,321     5,812    14,834
       Units redeemed...............................     (629)  (4,233)    (557)   (6,509)   (4,632)   (4,359)
                                                     --------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............    9,952    5,891    4,313     3,688    15,440    14,260
                                                     ========  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                             ADVANCED            ADVANCED
                                                  ADVANCED SERIES TRUST    SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  -------------- -----------------------
                                                                                                 FRANKLIN
                                                                               AST            TEMPLETON VIP
                                                         AST UBS          WESTERN ASSET       FOUNDING FUNDS
                                                      DYNAMIC ALPHA       CORE PLUS BOND        ALLOCATION
                                                 -----------------------  -------------- -----------------------
                                                    2009         2008        2009 (C)       2009       2008 (Z)
                                                 ----------  -----------  -------------- ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (18,936) $   (33,472)      $ --      $   40,446  $    22,710
Net realized gains (losses).....................     83,946     (447,272)        --        (143,192)    (395,144)
Change in unrealized gains (losses).............    433,391     (126,446)        --         648,973     (158,649)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    498,401     (607,190)        --         546,227     (531,083)
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    340,806    3,629,254         --         261,160    3,484,538
Benefit payments................................         --           --         --              --           --
Payments on termination.........................   (140,362)    (105,733)        --         (45,942)      (3,738)
Contract maintenance charge.....................    (10,363)      (1,402)        --         (11,215)        (434)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    600,156   (2,194,562)        --         677,148   (1,277,392)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    790,237    1,327,557         --         881,151    2,202,974
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,288,638      720,367         --       1,427,378    1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,114,945    1,394,578         --       1,671,891           --
                                                 ----------  -----------       ----      ----------  -----------
NET ASSETS AT END OF PERIOD..................... $3,403,583  $ 2,114,945       $ --      $3,099,269  $ 1,671,891
                                                 ==========  ===========       ====      ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    269,020      144,050         --         251,264           --
       Units issued.............................    363,052      733,132         18         387,368      700,299
       Units redeemed...........................   (271,432)    (608,162)       (18)       (275,492)    (449,035)
                                                 ----------  -----------       ----      ----------  -----------
    Units outstanding at end of period..........    360,640      269,020         --         363,140      251,264
                                                 ==========  ===========       ====      ==========  ===========

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                      ADVANCED       ADVANCED      ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                    SERIES TRUST   SERIES TRUST  SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                                                   PROFUND      PROFUND       PROFUND
                                       PROFUND       PROFUND     VP LARGE-CAP  VP MID-CAP     VP TELE-      PROFUND
                                    VP FINANCIALS VP HEALTH CARE    VALUE        VALUE     COMMUNICATIONS VP UTILITIES
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                      2009 (D)       2009 (D)      2009 (E)     2009 (D)      2009 (D)      2009 (F)
                                    ------------- -------------- ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......    $   (28)      $   (22)      $  1,461      $   (2)      $   (22)      $   773
Net realized gains (losses)........      2,147           670         10,158          10           362            30
Change in unrealized gains
 (losses)..........................         --            --          2,680       1,362            --         2,368
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from operations...................      2,119           648         14,299       1,370           340         3,171
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      2,779         2,779             --          --         2,779            --
Benefit payments...................         --            --             --          --            --            --
Payments on termination............         --            --             --          --            --          (671)
Contract maintenance charge........         --            --             --          --            --            --
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     (4,898)       (3,426)       193,554       2,285        (3,119)       26,202
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from contract transactions........     (2,119)         (647)       193,554       2,285          (340)       25,531
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS........................         --             1        207,853       3,655            --        28,702
NET ASSETS AT BEGINNING
 OF PERIOD.........................         --            --             --          --            --            --
                                       -------       -------       --------      ------       -------       -------
NET ASSETS AT END OF
 PERIOD............................    $    --       $     1       $207,853      $3,655       $    --       $28,702
                                       =======       =======       ========      ======       =======       =======
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........         --            --             --          --            --            --
       Units issued................        813           379         56,781         438           439         3,732
       Units redeemed..............       (813)         (379)       (28,375)         --          (439)          (90)
                                       -------       -------       --------      ------       -------       -------
    Units outstanding at end of
     period........................         --            --         28,406         438            --         3,642
                                       =======       =======       ========      ======       =======       =======

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS            INSURANCE FUNDS             INSURANCE FUNDS
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  -------------------------  --------------------------
                                                  AIM V. I.                                              AIM V. I.
                                                BASIC BALANCED         AIM V. I. BASIC VALUE       CAPITAL APPRECIATION
                                          -------------------------  -------------------------  --------------------------
                                              2009         2008          2009         2008          2009          2008
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   669,815  $    786,202  $    14,340  $   (102,657) $   (602,601) $ (1,720,955)
Net realized gains (losses)..............  (2,227,441)   (1,328,155)  (2,058,170)    2,366,124    (6,200,014)   (1,946,468)
Change in unrealized gains (losses)......   6,757,038   (12,431,727)   5,608,725   (13,115,524)   19,619,234   (60,709,415)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   5,199,412   (12,973,680)   3,564,895   (10,852,057)   12,816,619   (64,376,838)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,225        43,646           --         4,530        99,526       374,593
Benefit payments.........................    (630,871)     (899,720)    (219,220)     (462,872)   (2,374,975)   (3,604,826)
Payments on termination..................  (2,257,085)   (5,979,746)  (1,615,103)   (3,215,225)   (6,071,240)  (17,492,609)
Contract maintenance charge..............     (11,350)      (13,554)      (5,170)       (6,926)      (57,422)      (68,831)
Transfers among the sub-accounts
 and with the Fixed Account--net.........    (203,942)   (1,573,339)    (480,306)   (1,575,212)   (2,821,162)   (6,265,405)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,098,023)   (8,422,713)  (2,319,799)   (5,255,705)  (11,225,273)  (27,057,078)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,101,389   (21,396,393)   1,245,096   (16,107,762)    1,591,346   (91,433,916)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,061,509    39,457,902    8,632,295    24,740,057    75,717,518   167,151,434
                                          -----------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $20,162,898  $ 18,061,509  $ 9,877,391  $  8,632,295  $ 77,308,864  $ 75,717,518
                                          ===========  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,508,587     3,321,755    1,255,138     1,710,089    11,546,847    14,459,948
       Units issued......................     338,748       278,031       88,058        71,211       558,321       548,993
       Units redeemed....................    (723,089)   (1,091,199)    (359,519)     (526,162)   (2,202,975)   (3,462,094)
                                          -----------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,124,246     2,508,587      983,677     1,255,138     9,902,193    11,546,847
                                          ===========  ============  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS             INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                  AIM V. I.                                              AIM V. I.
                                             CAPITAL DEVELOPMENT        AIM V. I. CORE EQUITY       DIVERSIFIED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2009         2008          2009          2008          2009         2008
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (127,212) $   (209,958) $    382,661  $    838,695  $   956,301  $   979,944
Net realized gains (losses)..............    (872,870)    1,990,105    (3,206,618)    2,377,730   (1,007,044)  (1,422,334)
Change in unrealized gains (losses)......   4,118,822   (10,700,350)   27,219,368   (55,044,098)   1,014,290   (2,134,406)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,118,740    (8,920,203)   24,395,411   (51,827,673)     963,547   (2,576,796)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         737         2,835       136,389       362,152       35,145       72,290
Benefit payments.........................    (218,446)     (347,602)   (3,262,292)   (6,953,337)    (354,145)    (526,147)
Payments on termination..................  (1,037,919)   (2,196,113)   (9,150,623)  (24,194,037)  (1,328,340)  (3,593,864)
Contract maintenance charge..............      (4,266)       (5,332)      (76,933)      (86,251)      (4,394)      (5,052)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (529,559)   (1,181,496)   (3,806,854)   (7,855,159)     854,213     (385,705)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,789,453)   (3,727,708)  (16,160,313)  (38,726,632)    (797,521)  (4,438,478)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,329,287   (12,647,911)    8,235,098   (90,554,305)     166,026   (7,015,274)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,639,300    21,287,211   104,365,148   194,919,453   11,029,506   18,044,780
                                          -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,968,587  $  8,639,300  $112,600,246  $104,365,148  $11,195,532  $11,029,506
                                          ===========  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     903,898     1,156,252    10,686,364    13,757,442    1,094,590    1,494,794
       Units issued......................      53,896        58,852       432,358       436,740      171,921      140,132
       Units redeemed....................    (216,196)     (311,206)   (2,002,987)   (3,507,818)    (254,606)    (540,336)
                                          -----------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     741,598       903,898     9,115,735    10,686,364    1,011,905    1,094,590
                                          ===========  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                AIM VARIABLE              AIM VARIABLE              AIM VARIABLE
                                               INSURANCE FUNDS          INSURANCE FUNDS           INSURANCE FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                  AIM V. I.                                          AIM V. I.
                                            GOVERNMENT SECURITIES     AIM V. I. HIGH YIELD      INTERNATIONAL GROWTH
                                          ------------------------  -----------------------  -------------------------
                                              2009         2008        2009         2008         2009         2008
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   582,486  $   494,543  $  445,732  $   602,258  $    24,604  $   (377,764)
Net realized gains (losses)..............   1,134,428      346,192    (458,264)    (561,355)      (5,344)    3,624,004
Change in unrealized gains (losses)......  (2,078,087)   1,496,248   2,608,146   (2,318,399)   7,828,194   (24,566,029)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (361,173)   2,336,984   2,595,614   (2,277,496)   7,847,454   (21,319,789)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,070      202,519       2,830       35,881       30,832       150,870
Benefit payments.........................    (844,933)  (1,606,138)   (234,141)    (190,368)    (845,538)     (911,918)
Payments on termination..................  (2,936,365)  (4,927,187)   (747,032)  (1,717,332)  (2,660,697)   (6,077,606)
Contract maintenance charge..............      (7,497)      (7,753)     (3,171)      (3,398)     (16,946)      (19,626)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,951,644)   4,362,886      31,954     (436,209)  (1,138,599)   (3,648,798)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,739,369)  (1,975,673)   (949,560)  (2,311,426)  (4,630,948)  (10,507,078)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,100,542)     361,311   1,646,054   (4,588,922)   3,216,506   (31,826,867)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,070,248   22,708,937   5,649,216   10,238,138   26,972,919    58,799,786
                                          -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,969,706  $23,070,248  $7,295,270  $ 5,649,216  $30,189,425  $ 26,972,919
                                          ===========  ===========  ==========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,525,465    1,660,149     715,570      949,547    2,389,969     3,091,736
       Units issued......................     248,423      471,438      79,936       56,636      132,974       133,949
       Units redeemed....................    (637,370)    (606,122)   (181,837)    (290,613)    (533,847)     (835,716)
                                          -----------  -----------  ----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,136,518    1,525,465     613,669      715,570    1,989,096     2,389,969
                                          ===========  ===========  ==========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS           INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  -------------------------
                                                  AIM V. I.                 AIM V. I.
                                              LARGE CAP GROWTH         MID CAP CORE EQUITY       AIM V. I. MONEY MARKET
                                          ------------------------  -------------------------  -------------------------
                                              2009         2008         2009         2008          2009         2008
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (84,805) $  (184,844) $   (18,305) $     (1,487) $  (259,438) $    146,819
Net realized gains (losses)..............    (417,057)     122,802     (785,205)    2,227,053           --            --
Change in unrealized gains (losses)......   2,270,440   (6,243,875)   4,256,573    (8,150,080)          --            --
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   1,768,578   (6,305,917)   3,453,063    (5,924,514)    (259,438)      146,819
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,173       22,630       23,583        28,365       31,729       100,916
Benefit payments.........................    (336,312)    (226,676)    (540,610)     (661,328)     815,237    (1,888,730)
Payments on termination..................    (923,601)  (3,167,681)  (1,561,097)   (3,424,748)  (6,713,853)  (14,860,701)
Contract maintenance charge..............      (6,281)      (8,072)      (5,761)       (6,475)      (7,119)       (7,201)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     174,298     (310,722)     517,470      (792,178)      42,625    18,162,692
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,086,723)  (3,690,521)  (1,566,415)   (4,856,363)  (5,831,381)    1,506,976
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     681,855   (9,996,438)   1,886,648   (10,780,877)  (6,090,819)    1,653,795
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,305,407   18,301,845   12,842,982    23,623,859   23,393,613    21,739,818
                                          -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,987,262  $ 8,305,407  $14,729,630  $ 12,842,982  $17,302,794  $ 23,393,613
                                          ===========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,079,998    1,447,748    1,120,076     1,439,601    1,946,938     1,818,316
       Units issued......................     108,577      133,796      218,037       153,999      727,290     1,760,095
       Units redeemed....................    (247,849)    (501,546)    (319,462)     (473,524)  (1,224,406)   (1,631,473)
                                          -----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................     940,726    1,079,998    1,018,651     1,120,076    1,449,822     1,946,938
                                          ===========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE             AIM VARIABLE        AIM VARIABLE INSURANCE
                                               INSURANCE FUNDS           INSURANCE FUNDS         FUNDS SERIES II
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  ------------------------  ---------------------
                                                                                                    AIM V. I.
                                             AIM V. I. TECHNOLOGY      AIM V. I. UTILITIES      BASIC BALANCED II
                                           -----------------------  ------------------------  ---------------------
                                              2009         2008         2009         2008        2009       2008
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (35,474) $   (46,451) $   226,375  $   118,028  $  26,733  $   33,810
Net realized gains (losses)...............    (93,143)      49,120     (187,564)   1,598,467    (51,798)     14,890
Change in unrealized gains (losses).......  1,243,200   (1,872,573)     791,488   (5,924,660)   270,846    (682,242)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations...............................  1,114,583   (1,869,904)     830,299   (4,208,165)   245,781    (633,542)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,566        2,141        2,907       59,706         --          --
Benefit payments..........................    (50,522)     (50,681)    (262,174)    (291,743)   (13,699)    (43,119)
Payments on termination...................   (166,851)    (536,480)    (550,983)  (1,792,980)   (94,967)   (133,429)
Contract maintenance charge...............     (2,118)      (2,307)      (3,837)      (4,885)        --          --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    354,818     (415,021)    (207,291)    (313,409)   (83,931)    (80,728)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions....................    138,893   (1,002,348)  (1,021,378)  (2,343,311)  (192,597)   (257,276)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  1,253,476   (2,872,252)    (191,079)  (6,551,476)    53,184    (890,818)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,985,470    4,857,722    7,307,921   13,859,397    906,532   1,797,350
                                           ----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD............... $3,238,946  $ 1,985,470  $ 7,116,842  $ 7,307,921  $ 959,716  $  906,532
                                           ==========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    280,525      375,301      528,154      668,053    133,453     160,341
       Units issued.......................     79,679       27,005       21,573       62,256        230       2,815
       Units redeemed.....................    (64,662)    (121,781)     (95,889)    (202,155)   (26,294)    (29,703)
                                           ----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of period....    295,542      280,525      453,838      528,154    107,389     133,453
                                           ==========  ===========  ===========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE    AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                      FUNDS SERIES II           FUNDS SERIES II        FUNDS SERIES II
                                                        SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------------  -----------------------  ---------------------
                                                                                   AIM V. I.              AIM V. I.
                                                  AIM V. I. BASIC VALUE II  CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                                 -------------------------  -----------------------  ----------------------
                                                     2009         2008         2009         2008       2009        2008
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (47,449) $   (170,089) $  (49,238) $   (91,894) $ (5,776)  $  (8,423)
Net realized gains (losses).....................  (1,608,447)    2,278,057    (107,539)     120,187   (33,860)     74,394
Change in unrealized gains (losses).............   5,242,032   (11,711,986)    806,935   (3,138,788)  158,174    (389,265)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................   3,586,136    (9,604,018)    650,158   (3,110,495)  118,538    (323,294)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       2,767        16,449       1,950        4,767        --          44
Benefit payments................................    (133,739)     (160,798)    (14,077)     (62,809)       --      (3,214)
Payments on termination.........................    (842,539)   (1,397,612)   (123,755)    (361,948)  (21,163)    (10,127)
Contract maintenance charge.....................     (40,233)      (46,363)    (10,660)     (12,690)       --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (758,522)      405,775    (118,206)    (732,738)  (23,935)    (60,359)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (1,772,266)   (1,182,549)   (264,748)  (1,165,418)  (45,098)    (73,656)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,813,870   (10,786,567)    385,410   (4,275,913)   73,440    (396,950)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,651,910    19,438,477   3,716,103    7,992,016   336,338     733,288
                                                 -----------  ------------  ----------  -----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $10,465,780  $  8,651,910  $4,101,513  $ 3,716,103  $409,778   $ 336,338
                                                 ===========  ============  ==========  ===========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,178,179     1,259,674     445,445      545,611    41,629      47,215
       Units issued.............................      67,431       159,243       9,233       12,008       135       1,624
       Units redeemed...........................    (269,972)     (240,738)    (42,959)    (112,174)   (5,430)     (7,210)
                                                 -----------  ------------  ----------  -----------  --------   ---------
    Units outstanding at end of period..........     975,638     1,178,179     411,719      445,445    36,334      41,629
                                                 ===========  ============  ==========  ===========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II        FUNDS SERIES II          FUNDS SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 -----------------------  ---------------------  -----------------------
                                                                               AIM V. I.                AIM V. I.
                                                 AIM V. I. CORE EQUITY II DIVERSIFIED INCOME II  GOVERNMENT SECURITIES II
                                                 -----------------------  ---------------------  -----------------------
                                                    2009         2008       2009        2008         2009        2008
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (3,673) $     3,646  $ 21,536   $  32,234   $    28,543  $   43,806
Net realized gains (losses).....................   (128,976)      50,800   (41,878)    (28,159)       89,132       4,017
Change in unrealized gains (losses).............    710,010   (1,336,017)   44,870     (80,713)     (167,422)    154,448
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    577,361   (1,281,571)   24,528     (76,638)      (49,747)    202,271
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --       13,020       270         692         1,000         600
Benefit payments................................    (46,989)      (6,179)       --          --       (16,873)    (47,772)
Payments on termination.........................   (248,630)    (494,144)  (26,178)    (29,524)     (142,017)   (140,949)
Contract maintenance charge.....................     (9,605)     (10,564)       --          --            --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (130,925)    (166,233)  (73,563)    (66,368)   (1,154,093)  1,332,245
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (436,149)    (664,100)  (99,471)    (95,200)   (1,311,983)  1,144,124
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    141,212   (1,945,671)  (74,943)   (171,838)   (1,361,730)  1,346,395
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,672,454    4,618,125   356,571     528,409     2,435,487   1,089,092
                                                 ----------  -----------  --------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,813,666  $ 2,672,454  $281,628   $ 356,571   $ 1,073,757  $2,435,487
                                                 ==========  ===========  ========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    327,926      389,485    37,719      46,380       195,099      95,391
       Units issued.............................     26,817       11,043       619       4,578         3,247     127,255
       Units redeemed...........................    (79,930)     (72,602)  (11,095)    (13,239)     (111,015)    (27,547)
                                                 ----------  -----------  --------   ---------   -----------  ----------
    Units outstanding at end of period..........    274,813      327,926    27,243      37,719        87,331     195,099
                                                 ==========  ===========  ========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II         FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                   ---------------------   ----------------------  ---------------------
                                                                                 AIM V. I.               AIM V. I.
                                                   AIM V. I. HIGH YIELD II INTERNATIONAL GROWTH II  LARGE CAP GROWTH II
                                                   ---------------------   ----------------------  ---------------------
                                                     2009         2008       2009        2008         2009       2008
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ 28,634    $  40,293   $ (1,021)  $  (12,691)  $  (9,326) $  (12,854)
Net realized gains (losses).......................  (13,319)     (34,426)   (21,106)     113,892     (25,810)      9,123
Change in unrealized gains (losses)...............  157,536     (167,357)   195,275     (681,650)    162,343    (400,710)
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from operations.  172,851     (161,490)   173,148     (580,449)    127,207    (404,441)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --      104,033        486        1,768          --          --
Benefit payments..................................       --     (103,410)    (4,693)          --     (16,583)     (5,916)
Payments on termination...........................  (67,453)     (27,973)   (24,953)     (42,467)   (128,937)    (71,888)
Contract maintenance charge.......................       --           --         --           --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (16,649)     (90,402)   (66,906)    (296,094)    (10,345)     14,568
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (84,102)    (117,752)   (96,066)    (336,793)   (155,865)    (63,236)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   88,749     (279,242)    77,082     (917,242)    (28,658)   (467,677)
NET ASSETS AT BEGINNING OF PERIOD.................  372,103      651,345    718,906    1,636,148     638,630   1,106,307
                                                   --------    ---------   --------   ----------   ---------  ----------
NET ASSETS AT END OF PERIOD....................... $460,852    $ 372,103   $795,988   $  718,906   $ 609,972  $  638,630
                                                   ========    =========   ========   ==========   =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   36,341       46,539     58,762       78,304      83,786      87,996
       Units issued...............................       67        8,669      4,594        2,283         262       9,402
       Units redeemed.............................   (6,383)     (18,867)   (14,265)     (21,825)    (19,279)    (13,612)
                                                   --------    ---------   --------   ----------   ---------  ----------
    Units outstanding at end of period............   30,025       36,341     49,091       58,762      64,769      83,786
                                                   ========    =========   ========   ==========   =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II       FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------------
                                                        AIM V. I.                AIM V. I.             AIM V. I.
                                                  MID CAP CORE EQUITY II      MONEY MARKET II        TECHNOLOGY II
                                                 -----------------------  ----------------------  ---------------------
                                                    2009         2008        2009        2008       2009        2008
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,177) $   (23,424) $  (24,878) $    6,735  $   (664)   $ (1,224)
Net realized gains (losses).....................   (216,937)     613,597          --          --    (3,661)     (1,658)
Change in unrealized gains (losses).............  1,171,368   (2,323,511)         --          --    22,219     (43,739)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    930,254   (1,733,338)    (24,878)      6,735    17,894     (46,621)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,340       24,574          --          54        --         138
Benefit payments................................    (53,299)     (78,692)    (44,911)    (70,790)       --          --
Payments on termination.........................   (529,631)    (935,397)   (239,276)   (333,839)   (6,174)     (6,994)
Contract maintenance charge.....................    (11,957)     (13,475)         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (53,510)    (193,829)   (109,779)     91,137    (9,692)    (22,653)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (643,057)  (1,196,819)   (393,966)   (313,439)  (15,866)    (29,509)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    287,197   (2,930,157)   (418,844)   (306,703)    2,028     (76,130)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,809,074    6,739,231   2,045,065   2,351,768    42,982     119,112
                                                 ----------  -----------  ----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $4,096,271  $ 3,809,074  $1,626,221  $2,045,065  $ 45,010    $ 42,982
                                                 ==========  ===========  ==========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    392,170      488,368     197,679     228,198     6,214       9,382
       Units issued.............................     33,528       23,540       5,135      27,467        12         345
       Units redeemed...........................    (93,611)    (119,738)    (43,504)    (57,986)   (2,016)     (3,513)
                                                 ----------  -----------  ----------  ----------   --------   --------
    Units outstanding at end of period..........    332,087      392,170     159,310     197,679     4,210       6,214
                                                 ==========  ===========  ==========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          ALLIANCE                   ALLIANCE
                                          AIM VARIABLE INSURANCE     BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             FUNDS SERIES II        PRODUCT SERIES FUND         PRODUCT SERIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------   -------------------------  --------------------------
                                                AIM V. I.                 ALLIANCE            ALLIANCE BERNSTEIN VPS
                                              UTILITIES II          BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                          --------------------   -------------------------  --------------------------
                                             2009        2008        2009         2008          2009          2008
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  11,394   $   7,881  $  (421,494) $   (646,423) $  1,353,617  $    180,350
Net realized gains (losses)..............   (46,670)    106,463   (1,073,282)      179,734    (7,354,828)   16,626,507
Change in unrealized gains (losses)......    81,438    (421,041)   8,500,633   (20,707,289)   18,261,334   (77,351,929)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    46,162    (306,697)   7,005,857   (21,173,978)   12,260,123   (60,545,072)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       180      59,013        6,239        68,559        51,235       374,644
Benefit payments.........................   (13,172)    (58,721)    (687,410)     (702,491)   (2,274,671)   (2,442,835)
Payments on termination..................   (34,056)    (34,414)  (2,002,398)   (6,470,584)   (5,566,717)  (21,713,105)
Contract maintenance charge..............        --          --      (81,005)     (100,518)     (110,261)     (140,409)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (119,112)    (58,644)     (47,954)   (3,099,047)   (2,517,431)   (6,705,934)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (166,160)    (92,766)  (2,812,528)  (10,304,081)  (10,417,845)  (30,627,639)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (119,998)   (399,463)   4,193,329   (31,478,059)    1,842,278   (91,172,711)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   572,011     971,474   24,187,037    55,665,096    74,598,130   165,770,841
                                          ---------   ---------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 452,013   $ 572,011  $28,380,366  $ 24,187,037  $ 76,440,408  $ 74,598,130
                                          =========   =========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    42,025      47,502    3,865,908     5,068,225     9,098,062    11,799,587
       Units issued......................        69       5,548      314,624       301,736       380,248       481,186
       Units redeemed....................   (12,773)    (11,025)    (738,244)   (1,504,053)   (1,612,779)   (3,182,711)
                                          ---------   ---------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................    29,321      42,025    3,442,288     3,865,908     7,865,531     9,098,062
                                          =========   =========  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ALLIANCE                   ALLIANCE                   ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                             INTERNATIONAL VALUE          LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (124,675) $   (237,374) $  (336,702) $   (475,415) $  (187,719) $   (415,555)
Net realized gains (losses)..............  (3,570,253)      944,465     (808,690)      (72,245)  (1,018,398)    2,750,162
Change in unrealized gains (losses)......   9,677,749   (22,997,660)   7,339,820   (13,611,973)   8,844,055   (15,783,343)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,982,821   (22,290,569)   6,194,428   (14,159,633)   7,637,938   (13,448,736)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,059        81,364       10,134       460,152        2,303        22,623
Benefit payments.........................    (348,190)     (893,213)    (474,170)   (1,093,110)    (536,660)     (275,658)
Payments on termination..................  (1,489,483)   (2,346,674)  (1,588,163)   (4,558,790)  (1,966,037)   (6,109,650)
Contract maintenance charge..............    (116,389)     (137,322)     (26,234)      (29,349)    (122,396)     (154,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,682,658)    3,221,779     (759,984)     (464,474)  (1,397,649)   (2,967,625)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,634,661)      (74,066)  (2,838,417)   (5,685,571)  (4,020,439)   (9,484,545)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,348,160   (22,364,635)   3,356,011   (19,845,204)   3,617,499   (22,933,281)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,508,783    42,873,418   19,367,384    39,212,588   21,471,044    44,404,325
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $22,856,943  $ 20,508,783  $22,723,395  $ 19,367,384  $25,088,543  $ 21,471,044
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,725,634     2,617,431    3,924,336     4,752,977    1,815,255     2,375,213
       Units issued......................     385,655       739,884      267,934       536,456       75,475       122,754
       Units redeemed....................    (812,189)     (631,681)    (793,980)   (1,365,097)    (379,292)     (682,712)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   2,299,100     2,725,634    3,398,290     3,924,336    1,511,438     1,815,255
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ALLIANCE                  ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND     PORTFOLIOS, INC
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS           ALLIANCE         AMERICAN CENTURY
                                                      UTILITY INCOME         BERNSTEIN VPS VALUE       VP BALANCED
                                                 ------------------------  -----------------------  ----------------
                                                   2009 (G)       2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   132,414  $    66,227  $   30,419  $    15,862  $   700  $   239
Net realized gains (losses).....................  (1,596,636)     616,964    (243,563)     (37,649)    (179)   1,309
Change in unrealized gains (losses).............   1,752,896   (3,657,462)    593,078   (1,449,111)   1,953   (6,640)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................     288,674   (2,974,271)    379,934   (1,470,898)   2,474   (5,092)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --       11,137      (1,000)       1,000       --       --
Benefit payments................................     (72,701)     (30,259)    (42,353)     (20,128)      --       --
Payments on termination.........................    (244,235)  (1,149,860)   (166,624)    (254,113)    (540)    (681)
Contract maintenance charge.....................     (13,059)     (24,647)    (10,634)     (11,304)      (9)      (7)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,149,184)      93,273     184,999      (77,719)      (1)     (22)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (4,479,179)  (1,100,356)    (35,612)    (362,264)    (550)    (710)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...............  (4,190,505)  (4,074,627)    344,322   (1,833,162)   1,924   (5,802)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   4,190,505    8,265,132   1,913,545    3,746,707   17,905   23,707
                                                 -----------  -----------  ----------  -----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $        --  $ 4,190,505  $2,257,867  $ 1,913,545  $19,829  $17,905
                                                 ===========  ===========  ==========  ===========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     423,573      518,987     274,118      311,265    1,449    1,507
       Units issued.............................      34,366      103,795      63,567       32,497       --       --
       Units redeemed...........................    (457,939)    (199,209)    (65,400)     (69,644)     (39)     (58)
                                                 -----------  -----------  ----------  -----------  -------  -------
    Units outstanding at end of period..........          --      423,573     272,285      274,118    1,410    1,449
                                                 ===========  ===========  ==========  ===========  =======  =======

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                           DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK        DREYFUS VARIABLE
                                                      GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------   ---------------------  -------------------
                                                           DREYFUS
                                                          SOCIALLY
                                                         RESPONSIBLE          DREYFUS STOCK
                                                         GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     ------------------   ---------------------  -------------------
                                                       2009       2008       2009       2008       2009       2008
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (85)  $    (103) $   3,206  $    5,052  $    (66) $  (1,151)
Net realized gains (losses).........................  (1,776)     12,460    (17,513)     58,543   (13,917)    20,819
Change in unrealized gains (losses).................   8,477     (28,794)   120,870    (448,429)   41,357   (104,057)
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from operations...   6,616     (16,437)   106,563    (384,834)   27,374    (84,389)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --          85        150       5,000        --         --
Benefit payments....................................      --      (4,292)    (3,090)    (61,577)       --         --
Payments on termination.............................  (4,374)    (14,584)  (143,869)   (147,293)  (24,849)   (22,994)
Contract maintenance charge.........................     (21)        (52)      (452)       (533)     (135)      (139)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,296    (103,293)     2,485    (135,991)     (460)     4,168
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,099)   (122,136)  (144,776)   (340,394)  (25,444)   (18,965)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    4,517.  (138,573)   (38,213)   (725,228)     1,930  (103,354)
NET ASSETS AT BEGINNING OF PERIOD...................   20,002.    158,575    565,319   1,290,547   119,928    223,282
                                                     -------   ---------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................  $24,519.  $  20,002  $ 527,106  $  565,319  $121,858  $ 119,928
                                                     =======   =========  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,113      17,438     72,839     104,229    15,914     17,238
       Units issued.................................     643       1,267      4,811       7,063       811        623
       Units redeemed...............................    (905)    (15,592)   (24,212)    (38,453)   (3,896)    (1,947)
                                                     -------   ---------  ---------  ----------  --------  ---------
    Units outstanding at end of period..............   2,851       3,113     53,438      72,839    12,829     15,914
                                                     =======   =========  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     DREYFUS VARIABLE
                                                     INVESTMENT FUND      DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -------------------   ----------------------
                                                           VIF                                            DWS
                                                       MONEY MARKET          DWS BOND VIP A      CAPITAL GROWTH VIP A
                                                 -----------------------  -------------------   ----------------------
                                                    2009         2008       2009        2008       2009        2008
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,112) $     8,450  $ 36,330   $  32,465  $    6,485  $    5,035
Net realized gains (losses).....................         --           --    (3,954)    (14,236)    (38,340)      7,615
Change in unrealized gains (losses).............         --           --    11,325    (126,016)    301,738    (563,985)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (24,112)       8,450    43,701    (107,787)    269,883    (551,335)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      3,228           --        --          30       2,200       7,525
Benefit payments................................     75,110      (88,076)      984      20,538      (1,186)      3,900
Payments on termination.........................   (939,374)  (1,672,397)  (10,123)    (36,660)    (18,560)    (85,091)
Contract maintenance charge.....................       (621)        (419)       --          --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    212,772    2,716,525    20,639    (223,170)    (16,773)    (36,273)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (648,885)     955,633    11,500    (239,262)    (34,319)   (109,939)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (672,997)     964,083    55,201    (347,049)    235,564    (661,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,737,238      773,155   469,103     816,152   1,032,402   1,693,676
                                                 ----------  -----------  --------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,064,241  $ 1,737,238  $524,304   $ 469,103  $1,267,966  $1,032,402
                                                 ==========  ===========  ========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    156,203       70,655    39,173      56,326     121,831     132,978
       Units issued.............................    265,183      357,426     1,923        (171)     13,804      10,036
       Units redeemed...........................   (324,343)    (271,878)   (1,036)    (16,982)    (16,831)    (21,183)
                                                 ----------  -----------  --------   ---------  ----------  ----------
    Units outstanding at end of period..........     97,043      156,203    40,060      39,173     118,804     121,831
                                                 ==========  ===========  ========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DWS VARIABLE SERIES I   DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -------------------   -------------------
                                                          DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                     OPPORTUNITIES VIP A        INCOME VIP A             VIP A
                                                   -----------------------  -------------------   -------------------
                                                      2009         2008       2009        2008      2009        2008
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    8,273  $    (5,887) $  5,771   $   6,937  $ 16,704   $   5,241
Net realized gains (losses).......................    (26,664)     222,625   (27,174)    124,282   (18,890)    123,240
Change in unrealized gains (losses)...............    368,460   (1,027,131)  139,795    (376,024)  131,247    (547,080)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from operations.    350,069     (810,393)  118,392    (244,805)  129,061    (418,599)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      2,380        5,868        --          --     1,680       4,467
Benefit payments..................................        (42)      (6,697)     (108)         --      (489)      1,650
Payments on termination...........................     (1,330)     (78,963)  (36,691)     (4,657)  (22,072)    (32,193)
Contract maintenance charge.......................         --           --        --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (6,307)     (82,749)    4,024         836       514     (16,501)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................     (5,299)    (162,541)  (32,775)     (3,821)  (20,367)    (42,577)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS.................    344,770     (972,934)   85,617    (248,626)  108,694    (461,176)
NET ASSETS AT BEGINNING OF PERIOD.................    755,113    1,728,047   386,573     635,199   415,395     876,571
                                                   ----------  -----------  --------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD....................... $1,099,883  $   755,113  $472,190   $ 386,573  $524,089   $ 415,395
                                                   ==========  ===========  ========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     54,345       61,759    55,505      55,856    48,803      52,933
       Units issued...............................      4,619          441       569         347       678       6,623
       Units redeemed.............................     (5,155)      (7,855)   (5,152)       (698)   (3,014)    (10,753)
                                                   ----------  -----------  --------   ---------  --------   ---------
    Units outstanding at end of period............     53,809       54,345    50,922      55,505    46,467      48,803
                                                   ==========  ===========  ========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ---------------------  ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  ---------------------  ---------------------
                                                    2009        2008        2009       2008       2009        2008
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   42,743  $   56,865  $  (2,050) $   19,116  $ (1,983)  $  (2,937)
Net realized gains (losses).....................    (17,124)    (21,854)        --          --    (5,838)    (12,875)
Change in unrealized gains (losses).............    269,869    (592,176)        --          --   105,981    (245,822)
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    295,488    (557,165)    (2,050)     19,116    98,160    (261,634)
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --         250         --      35,020       540         540
Benefit payments................................    (28,213)     31,177         --          --        --          --
Payments on termination.........................    (35,246)   (137,589)  (101,745)    (26,902)   (2,737)    (21,756)
Contract maintenance charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     16,803     (36,099)  (235,407)   (124,884)     (131)     69,312
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................    (46,656)   (142,261)  (337,152)   (116,766)   (2,328)     48,096
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS...............    248,832    (699,426)  (339,202)    (97,650)   95,832    (213,538)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,351,788   2,051,214    935,248   1,032,898   250,990     464,528
                                                 ----------  ----------  ---------  ----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $1,600,620  $1,351,788  $ 596,046  $  935,248  $346,822   $ 250,990
                                                 ==========  ==========  =========  ==========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    154,572     169,227     87,449      98,429    39,149      36,335
       Units issued.............................      3,384       4,278      7,550      15,175       814       6,215
       Units redeemed...........................     (8,612)    (18,933)   (39,044)    (26,155)   (1,211)     (3,401)
                                                 ----------  ----------  ---------  ----------  --------   ---------
    Units outstanding at end of period..........    149,344     154,572     55,955      87,449    38,752      39,149
                                                 ==========  ==========  =========  ==========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FEDERATED             FIDELITY VARIABLE        FIDELITY VARIABLE
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  -----------------------
                                              2009         2008         2009         2008        2009         2008
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (154,856) $   104,769  $       989  $   (45,058) $    9,761  $    12,778
Net realized gains (losses)..............          --           --     (977,682)    (153,139)   (140,140)    (151,398)
Change in unrealized gains (losses)......          --           --    2,840,379   (5,299,776)    422,444     (757,710)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    (154,856)     104,769    1,863,686   (5,497,973)    292,065     (896,332)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,186        4,020       28,530       54,967         605        1,545
Benefit payments.........................    (462,246)    (433,484)     (65,782)    (185,062)    (19,988)     (84,487)
Payments on termination..................  (4,281,688)  (4,065,096)  (1,201,109)  (2,001,180)   (141,139)    (618,038)
Contract maintenance charge..............      (8,330)      (3,181)      (6,416)      (7,111)       (670)        (990)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  13,292,837    1,323,997       99,537     (204,124)    134,456     (224,077)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   8,557,759   (3,173,744)  (1,145,240)  (2,342,509)    (26,736)    (926,047)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   8,402,903   (3,068,975)     718,446   (7,840,482)    265,329   (1,822,379)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,591,679   10,660,654    6,434,780   14,275,262     959,510    2,781,889
                                          -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,994,582  $ 7,591,679  $ 7,153,226  $ 6,434,780  $1,224,839  $   959,510
                                          ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     627,765      893,573      629,773      793,131     108,753      178,711
       Units issued......................   1,231,496      289,533       83,709       70,280      24,868        3,440
       Units redeemed....................    (571,778)    (555,341)    (187,291)    (233,638)    (24,255)     (73,398)
                                          -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................   1,287,483      627,765      526,191      629,773     109,366      108,753
                                          ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                  VIP GROWTH            VIP HIGH INCOME           VIP INDEX 500
                                           -----------------------  -----------------------  -----------------------
                                              2009         2008        2009         2008        2009         2008
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (29,145) $   (32,534) $   78,320  $   117,869  $   55,231  $    44,485
Net realized gains (losses)...............   (424,595)     (82,559)   (158,365)    (161,233)   (210,347)     138,927
Change in unrealized gains (losses).......  1,196,871   (3,143,691)    523,630     (458,096)  1,275,854   (3,403,803)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................    743,131   (3,258,784)    443,585     (501,460)  1,120,738   (3,220,391)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     25,500       62,164       3,401        9,796      27,193       34,380
Benefit payments..........................    (31,837)     (13,703)    (65,578)     (90,714)    (54,757)    (166,449)
Payments on termination...................   (426,802)    (863,456)   (294,413)    (451,976)   (816,715)  (1,423,014)
Contract maintenance charge...............     (4,743)      (5,762)     (1,028)      (1,082)     (4,727)      (5,588)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (82,576)    (114,513)    (34,307)    (268,751)    274,160     (423,578)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (520,458)    (935,270)   (391,925)    (802,727)   (574,846)  (1,984,249)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    222,673   (4,194,054)     51,660   (1,304,187)    545,892   (5,204,640)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  3,263,620    7,457,674   1,262,589    2,566,776   4,707,354    9,911,994
                                           ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $3,486,293  $ 3,263,620  $1,314,249  $ 1,262,589  $5,253,246  $ 4,707,354
                                           ==========  ===========  ==========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    540,382      642,675     156,146      233,449     689,822      903,650
       Units issued.......................     59,955       58,898       8,128        9,450     127,743       44,385
       Units redeemed.....................   (140,056)    (161,191)    (49,608)     (86,753)   (195,642)    (258,213)
                                           ----------  -----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period....    460,281      540,382     114,666      156,146     621,923      689,822
                                           ==========  ===========  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                         FIDELITY
                                                                                                    VARIABLE INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE       PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP ASSET
                                                             VIP                                      MANAGER GROWTH
                                                    INVESTMENT GRADE BOND        VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2009        2008        2009         2008       2009     2008
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  188,646  $   95,914  $   10,247  $    22,850  $   (10) $    150
Net realized gains (losses).......................    (39,693)    (59,669)   (172,699)     318,740      164      (372)
Change in unrealized gains (losses)...............    166,875    (180,369)    452,139   (1,691,054)  25,158   (24,019)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    315,828    (144,124)    289,687   (1,349,464)  25,312   (24,241)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      9,255      21,942       8,292       22,406       --        --
Benefit payments..................................    (31,545)    (96,058)     (2,524)     (28,887)      --        --
Payments on termination...........................   (418,564)   (634,510)   (234,465)    (848,420)      --    (2,125)
Contract maintenance charge.......................     (1,706)     (1,853)     (1,555)      (1,891)      --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (97,217)     (5,323)    (10,408)       1,093   22,974      (140)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (539,777)   (715,802)   (240,660)    (855,699)  22,974    (2,265)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................   (223,949)   (859,926)     49,027   (2,205,163)  48,286   (26,506)
NET ASSETS AT BEGINNING OF PERIOD.................  2,599,594   3,459,520   1,437,110    3,642,273   39,759    66,265
                                                   ----------  ----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,375,645  $2,599,594  $1,486,137  $ 1,437,110  $88,045  $ 39,759
                                                   ==========  ==========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    184,295     234,249     171,538      241,023    5,013     5,279
       Units issued...............................     26,534      50,649      20,337       26,578    3,563        13
       Units redeemed.............................    (63,372)   (100,603)    (48,857)     (96,063)      --      (279)
                                                   ----------  ----------  ----------  -----------  -------  --------
    Units outstanding at end of period............    147,457     184,295     143,018      171,538    8,576     5,013
                                                   ==========  ==========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------------  -----------------------  --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           -------------------------  -----------------------  --------------------------
                                               2009         2008         2009         2008        2009           2008
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (286,283) $   (737,851) $    3,298  $     2,996  $  189,996    $   146,131
Net realized gains (losses)...............  (8,312,960)   (5,032,118)   (231,605)    (189,765)   (598,093)        (5,959)
Change in unrealized gains (losses).......  28,272,625   (43,134,239)    462,860     (981,386)  2,120,811     (2,842,962)
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................  19,673,382   (48,904,208)    234,553   (1,168,155)  1,712,714     (2,702,790)
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      70,703       681,072       2,400        2,400      11,370          3,280
Benefit payments..........................    (972,860)   (1,805,209)    (32,523)     (29,142)    (43,959)       (15,037)
Payments on termination...................  (5,222,159)   (7,635,393)   (283,098)    (644,049)   (720,775)      (558,007)
Contract maintenance charge...............    (352,222)     (396,580)       (520)        (617)    (49,990)       (39,176)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   2,129,905    10,254,156     (32,636)    (605,862)    210,065      5,577,637
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (4,346,633)    1,098,046    (346,377)  (1,277,270)   (593,289)     4,968,697
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  15,326,749   (47,806,162)   (111,824)  (2,445,425)  1,119,425      2,265,907
NET ASSETS AT BEGINNING OF
 PERIOD...................................  62,220,358   110,026,520   1,129,660    3,575,085   8,586,306      6,320,399
                                           -----------  ------------  ----------  -----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $77,547,107  $ 62,220,358  $1,017,836  $ 1,129,660  $9,705,731    $ 8,586,306
                                           ===========  ============  ==========  ===========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   8,276,099     8,136,808     151,277      270,725   1,045,628        566,354
       Units issued.......................   1,353,134     2,321,633       7,911       50,809     266,283        867,640
       Units redeemed.....................  (1,841,273)   (2,182,342)    (52,818)    (170,257)   (343,051)      (388,366)
                                           -----------  ------------  ----------  -----------   ----------   -----------
    Units outstanding at end of period....   7,787,960     8,276,099     106,370      151,277     968,860      1,045,628
                                           ===========  ============  ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2009         2008        2009         2008        2009        2008
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   103,327  $    63,798  $   14,608  $    15,635  $   66,667  $   44,672
Net realized gains (losses)...............    (464,492)    (178,783)   (200,155)      79,473     (38,306)    (55,623)
Change in unrealized gains (losses).......   1,967,614   (2,617,372)    810,520   (1,292,595)    364,040    (366,694)
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   1,606,449   (2,732,357)    624,973   (1,197,487)    392,401    (377,645)
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      14,821       83,554       1,697       19,330      16,200      42,051
Benefit payments..........................     (23,976)     (48,212)         --      (16,215)    (41,789)   (199,982)
Payments on termination...................  (1,205,218)    (971,059)    (53,095)    (254,070)   (364,315)   (626,118)
Contract maintenance charge...............     (45,014)     (28,358)    (14,325)     (10,629)    (16,631)    (17,616)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,585,554    2,528,245     321,124    1,219,699   1,090,718   1,859,328
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................     326,167    1,564,170     255,401      958,115     684,183   1,057,663
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,932,616   (1,168,187)    880,374     (239,372)  1,076,584     680,018
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,433,458    6,601,645   1,986,860    2,226,232   2,615,887   1,935,869
                                           -----------  -----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 7,366,074  $ 5,433,458  $2,867,234  $ 1,986,860  $3,692,471  $2,615,887
                                           ===========  ===========  ==========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     723,789      581,385     284,171      193,831     275,479     179,300
       Units issued.......................     370,617      468,685     140,320      140,336     167,271     253,252
       Units redeemed.....................    (319,051)    (326,281)   (106,714)     (49,996)    (97,452)   (157,073)
                                           -----------  -----------  ----------  -----------  ----------  ----------
    Units outstanding at end of period....     775,355      723,789     317,777      284,171     345,298     275,479
                                           ===========  ===========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                        SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------------
                                                    VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 ------------------------  ----------------------  ----------------------
                                                     2009         2008        2009        2008        2009        2008
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (71,702) $   (86,507) $  (3,894)  $  (6,668)  $  (19,988) $  (25,441)
Net realized gains (losses).....................    (733,335)     947,903    (57,162)      7,927     (131,639)   (144,355)
Change in unrealized gains (losses).............   2,852,943   (7,235,910)   115,396    (379,655)     635,126    (797,283)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   2,047,906   (6,374,514)    54,340    (378,396)     483,499    (967,079)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       1,028       50,089        180         180        7,567      65,256
Benefit payments................................    (130,581)    (182,708)      (304)    (12,836)      (2,870)    (11,838)
Payments on termination.........................    (757,926)  (1,021,596)  (157,744)   (137,007)    (109,486)   (190,749)
Contract maintenance charge.....................     (50,371)     (52,957)      (209)       (240)      (5,695)     (5,386)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     342,761    1,138,322     (5,497)    165,679       29,239     577,060
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (595,089)     (68,850)  (163,574)     15,776      (81,245)    434,343
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,452,817   (6,443,364)  (109,234)   (362,620)     402,254    (532,736)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,790,637   15,234,001    359,421     722,041    1,191,587   1,724,323
                                                 -----------  -----------  ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $10,243,454  $ 8,790,637  $ 250,187   $ 359,421   $1,593,841  $1,191,587
                                                 ===========  ===========  =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
       Units issued.............................     167,742      253,403      2,603      61,058       48,055     102,036
       Units redeemed...........................    (244,349)    (241,896)   (31,174)    (63,916)     (58,925)    (62,254)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
    Units outstanding at end of period..........   1,060,962    1,137,569     34,865      63,436      175,767     186,637
                                                 ===========  ===========  =========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------------
                                                                                                      VIP INVESTMENT
                                                      VIP HIGH INCOME           VIP INDEX 500           GRADE BOND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                 ------------------------  -----------------------  ----------------------
                                                     2009         2008        2009         2008       2009        2008
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   464,611  $   577,189  $   49,774  $    45,971  $   383     $    482
Net realized gains (losses).....................    (578,410)    (432,614)   (368,181)    (119,386)    (744)        (855)
Change in unrealized gains (losses).............   2,649,775   (2,600,104)  1,949,323   (3,322,645)     771         (211)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from
 operations.....................................   2,535,976   (2,455,529)  1,630,916   (3,396,060)     410         (584)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        (856)       6,019       6,821       40,955       --           --
Benefit payments................................     (84,236)    (263,427)   (102,547)     (58,082)      --       (5,805)
Payments on termination.........................  (1,129,317)  (1,464,058)   (835,055)    (568,891)  (6,846)      (3,387)
Contract maintenance charge.....................     (36,454)     (35,663)    (36,706)     (35,749)     (19)         (36)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................      80,445     (280,136)    820,921    1,011,473      235         (553)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,170,418)  (2,037,265)   (146,566)     389,706   (6,630)      (9,781)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,365,558   (4,492,794)  1,484,350   (3,006,354)  (6,220)     (10,365)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   6,770,778   11,263,572   6,059,281    9,065,635    7,497       17,862
                                                 -----------  -----------  ----------  -----------   -------     --------
NET ASSETS AT END OF PERIOD..................... $ 8,136,336  $ 6,770,778  $7,543,631  $ 6,059,281  $ 1,277     $  7,497
                                                 ===========  ===========  ==========  ===========   =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     785,374      963,641     870,821      804,594      653        1,479
       Units issued.............................     126,097      137,527     314,793      256,902       18          304
       Units redeemed...........................    (242,785)    (315,794)   (312,798)    (190,675)    (573)      (1,130)
                                                 -----------  -----------  ----------  -----------   -------     --------
    Units outstanding at end of period..........     668,686      785,374     872,816      870,821       98          653
                                                 ===========  ===========  ==========  ===========   =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE             FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND       INSURANCE PRODUCTS FUND    INSURANCE PRODUCTS
                                              (SERVICE CLASS 2)             (SERVICE CLASS 2)      FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT
                                          ---------------------------  --------------------------  ---------------------
                                                                            VIP MONEY MARKET           VIP OVERSEAS
                                          VIP MIDCAP (SERVICE CLASS 2)      (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ---------------------------  --------------------------  ---------------------
                                              2009          2008           2009          2008        2009        2008
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,230)  $   (353,372)  $   (305,528) $    140,400  $    174   $   2,276
Net realized gains (losses)..............  (1,913,213)     2,655,535             --            --   (54,906)      6,752
Change in unrealized gains (losses)......   7,788,175    (14,348,074)            --            --    66,589    (128,206)
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 operations..............................   5,670,732    (12,045,911)      (305,528)      140,400    11,857    (119,178)
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      22,701        155,837            548         4,156        --          --
Benefit payments.........................    (459,136)      (736,031)      (811,892)     (175,341)       --          --
Payments on termination..................  (1,414,285)    (2,542,858)   (10,256,588)  (10,909,482)  (62,545)     (6,042)
Contract maintenance charge..............     (93,124)      (105,598)      (125,968)      (78,129)      (35)        (32)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     254,043       (390,921)     8,747,588    28,452,593        19      92,631
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,689,801)    (3,619,571)    (2,446,312)   17,293,797   (62,561)     86,557
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,980,931    (15,665,482)    (2,751,839)   17,434,197   (50,704)    (32,621)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,456,604     32,122,086     27,081,793     9,647,596   148,905     181,526
                                          -----------   ------------   ------------  ------------  --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $20,437,535   $ 16,456,604   $ 24,329,954  $ 27,081,793  $ 98,201   $ 148,905
                                          ===========   ============   ============  ============  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,113,060      2,415,359      2,544,214       914,917    17,081      11,471
       Units issued......................     290,535        453,601      2,073,118     3,246,143       223      10,606
       Units redeemed....................    (487,035)      (755,900)    (2,289,244)   (1,616,846)   (8,305)     (4,996)
                                          -----------   ------------   ------------  ------------  --------   ---------
    Units outstanding at end of
     period..............................   1,916,560      2,113,060      2,328,088     2,544,214     8,999      17,081
                                          ===========   ============   ============  ============  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  ------------------------
                                             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND             FRANKLIN
                                             GROWTH SECURITIES         INCOME SECURITIES       HIGH INCOME SECURITIES
                                          -----------------------  -------------------------  ------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (64,380) $   (74,065) $ 1,363,288  $  1,004,850  $   483,850  $   805,609
Net realized gains (losses)..............   (133,665)      17,197   (4,929,841)    1,581,511     (406,670)    (345,760)
Change in unrealized gains (losses)......  1,249,193   (1,936,776)  12,811,157   (29,021,121)   3,157,461   (3,012,907)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,051,148   (1,993,644)   9,244,604   (26,434,760)   3,234,641   (2,553,058)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       24,436       93,427       601,574        3,987       26,650
Benefit payments.........................    (38,083)    (101,680)    (649,328)   (1,667,585)    (330,228)    (187,345)
Payments on termination..................   (364,301)    (372,304)  (3,269,073)   (6,740,409)    (996,882)  (1,477,723)
Contract maintenance charge..............    (23,796)     (24,275)    (215,688)     (252,091)     (31,893)     (30,833)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     57,727      521,191   (1,321,407)   (3,908,186)   1,891,309      (90,882)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (368,453)      47,368   (5,362,069)  (11,966,697)     536,293   (1,760,133)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    682,695   (1,946,276)   3,882,535   (38,401,457)   3,770,934   (4,313,191)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,599,653    5,545,929   41,665,750    80,067,207    7,572,460   11,885,651
                                          ----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,282,348  $ 3,599,653  $45,548,285  $ 41,665,750  $11,343,394  $ 7,572,460
                                          ==========  ===========  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    436,784      427,784    4,023,407     4,937,690      850,316    1,006,469
       Units issued......................     68,015      124,804      440,622       509,201      334,217      139,039
       Units redeemed....................   (107,460)    (115,804)    (932,830)   (1,423,484)    (276,062)    (295,192)
                                          ----------  -----------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    397,339      436,784    3,531,199     4,023,407      908,471      850,316
                                          ==========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                    FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE          TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        ---------------------------  -------------------------  -------------------------
                                                  FRANKLIN               FRANKLIN LARGE CAP         FRANKLIN SMALL CAP
                                             INCOME SECURITIES           GROWTH SECURITIES           VALUE SECURITIES
                                        ---------------------------  -------------------------  -------------------------
                                            2009           2008          2009         2008          2009         2008
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 12,246,612  $   9,914,902  $   (76,984) $   (181,719) $    34,436  $   (232,863)
Net realized gains (losses)............  (11,208,626)    (2,939,549)  (3,151,430)    2,265,015   (1,139,224)    3,403,472
Change in unrealized gains
 (losses)..............................   52,961,231    (94,024,615)  14,758,429   (29,065,414)   9,994,800   (22,391,996)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   53,999,217    (87,049,262)  11,530,015   (26,982,118)   8,890,012   (19,221,387)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,157      2,010,590       50,486       378,522       49,999       336,660
Benefit payments.......................   (4,401,586)    (4,465,454)  (1,005,453)   (1,578,678)    (875,423)     (910,844)
Payments on termination................  (17,136,524)   (38,212,613)  (3,983,035)   (6,254,794)  (2,879,122)   (6,811,770)
Contract maintenance charge............     (757,224)      (849,356)    (232,226)     (262,327)    (160,884)     (185,146)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (176,278)   (10,228,653)    (859,018)      534,398     (578,041)   (3,633,308)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (22,326,455)   (51,745,486)  (6,029,246)   (7,182,879)  (4,443,471)  (11,204,408)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   31,672,762   (138,794,748)   5,500,769   (34,164,997)   4,446,541   (30,425,795)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  176,273,630    315,068,378   45,512,143    79,677,140   35,580,317    66,006,112
                                        ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $207,946,392  $ 176,273,630  $51,012,912  $ 45,512,143  $40,026,858  $ 35,580,317
                                        ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   19,065,181     23,606,779    5,906,156     6,664,268    2,695,455     3,301,606
       Units issued....................    1,914,718      3,336,625      686,033     1,132,907      328,806       415,755
       Units redeemed..................   (4,130,254)    (7,878,223)  (1,408,078)   (1,891,019)    (637,558)   (1,021,906)
                                        ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period............................   16,849,645     19,065,181    5,184,111     5,906,156    2,386,703     2,695,455
                                        ============  =============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                 FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE       TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                           FRANKLIN SMALL MID CAP          FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT       DISCOVERY SECURITIES (H)
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008         2009         2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (30,611) $   (41,897) $   876,501  $ 1,163,191  $  (100,642) $    172,814
Net realized gains (losses)..............    (75,203)     405,709      400,273       54,119     (723,110)      646,586
Change in unrealized gains (losses)......    777,957   (1,742,072)    (755,791)   1,022,427    5,184,732   (10,712,026)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    672,143   (1,378,260)     520,983    2,239,737    4,360,980    (9,892,626)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      9,357        5,343       23,760      200,838       45,133       347,770
Benefit payments.........................    (12,681)     (38,116)    (732,223)    (483,738)    (894,782)     (552,697)
Payments on termination..................   (128,697)    (363,387)  (6,506,995)  (4,433,766)  (2,250,461)   (2,466,769)
Contract maintenance charge..............     (7,959)      (8,527)    (175,852)    (148,319)    (122,018)     (123,712)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     34,002       44,488    4,665,577   21,643,020    1,268,297     2,340,403
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (105,978)    (360,199)  (2,725,733)  16,778,035   (1,953,831)     (455,005)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    566,165   (1,738,459)  (2,204,750)  19,017,772    2,407,149   (10,347,631)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,741,673    3,480,132   44,052,970   25,035,198   22,417,932    32,765,563
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $2,307,838  $ 1,741,673  $41,848,220  $44,052,970  $24,825,081  $ 22,417,932
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,258      182,533    3,759,046    2,255,117    2,483,614     2,548,008
       Units issued......................     20,691       18,012    1,748,827    3,338,518      431,217       851,392
       Units redeemed....................    (27,966)     (42,287)  (1,989,146)  (1,834,589)    (652,007)     (915,786)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    150,983      158,258    3,518,727    3,759,046    2,262,824     2,483,614
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                    FRANKLIN                    FRANKLIN
                                            TEMPLETON VARIABLE          TEMPLETON VARIABLE          TEMPLETON VARIABLE
                                         INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                       ---------------------------  -------------------------  ---------------------------
                                                                       TEMPLETON DEVELOPING             TEMPLETON
                                         MUTUAL SHARES SECURITIES       MARKETS SECURITIES          FOREIGN SECURITIES
                                       ---------------------------  -------------------------  ---------------------------
                                           2009           2008          2009         2008          2009           2008
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    353,748  $   2,160,602  $   626,585  $    379,147  $  2,146,067  $   1,391,748
Net realized gains (losses)...........   (9,333,133)     3,372,009   (2,402,646)    6,758,313    (6,122,162)    15,925,875
Change in unrealized gains
 (losses).............................   32,282,465    (81,144,632)  14,262,973   (31,906,724)   40,127,434   (107,344,430)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from operations......................   23,303,080    (75,612,021)  12,486,912   (24,769,264)   36,151,339    (90,026,808)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,701      1,193,164       54,165       382,065       113,875      1,029,872
Benefit payments......................   (2,847,766)    (2,904,798)    (349,870)     (463,099)   (2,442,879)    (2,527,447)
Payments on termination...............   (9,677,640)   (23,260,679)  (2,113,633)   (4,074,804)  (10,113,888)   (25,871,416)
Contract maintenance charge...........     (462,706)      (573,428)    (122,055)     (140,848)     (539,081)      (649,083)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,473,331)   (12,915,466)     470,591    (1,815,459)   (3,204,896)    (6,955,381)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions...........  (15,352,742)   (38,461,207)  (2,060,802)   (6,112,145)  (16,186,869)   (34,973,455)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    7,950,338   (114,073,228)  10,426,110   (30,881,409)   19,964,470   (125,000,263)
NET ASSETS AT BEGINNING
 OF PERIOD............................  109,604,582    223,677,810   19,432,975    50,314,384   115,017,462    240,017,725
                                       ------------  -------------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $117,554,920  $ 109,604,582  $29,859,085  $ 19,432,975  $134,981,932  $ 115,017,462
                                       ============  =============  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   10,508,420     13,307,223    1,005,564     1,212,686     9,582,503     11,823,812
       Units issued...................      996,534      1,386,120      180,440       283,094     1,188,118      1,646,972
       Units redeemed.................   (2,386,203)    (4,184,923)    (275,999)     (490,216)   (2,405,503)    (3,888,281)
                                       ------------  -------------  -----------  ------------  ------------  -------------
    Units outstanding at end of
     period...........................    9,118,751     10,508,420      910,005     1,005,564     8,365,118      9,582,503
                                       ============  =============  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          FRANKLIN                    FRANKLIN
                                                     TEMPLETON VARIABLE          TEMPLETON VARIABLE      GOLDMAN SACHS
                                                   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST VARIABLE INSURANCE
                                                         SUB-ACCOUNT                SUB-ACCOUNT        TRUST SUB-ACCOUNT
                                                   -------------------------  -----------------------  -----------------
                                                          TEMPLETON                  TEMPLETON
                                                   GLOBAL BOND SECURITIES (I)    GROWTH SECURITIES     VIT CAPITAL GROWTH
                                                   -------------------------  -----------------------  -----------------
                                                      2009          2008         2009         2008       2009     2008
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  344,955    $   75,474   $   22,632  $     8,398  $  (251) $   (422)
Net realized gains (losses).......................    216,539       187,948     (141,403)     106,594     (114)      (38)
Change in unrealized gains (losses)...............    (41,406)     (138,186)     455,778   (1,396,365)   9,941   (15,510)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    520,088       125,236      337,007   (1,281,373)   9,576   (15,970)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      6,559         8,180        2,015        3,180       --        --
Benefit payments..................................   (974,292)      (71,219)      (3,890)     (16,298)      --        --
Payments on termination...........................   (352,102)     (696,002)    (160,902)    (821,010)      --        --
Contract maintenance charge.......................     (8,162)       (7,915)        (703)        (844)     (27)      (29)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    795,372       (78,123)        (911)    (245,695)      --    (2,599)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (532,625)     (845,079)    (164,391)  (1,080,667)     (27)   (2,628)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................    (12,537)     (719,843)     172,616   (2,362,040)   9,549   (18,598)
NET ASSETS AT BEGINNING OF PERIOD.................  2,867,122     3,586,965    1,369,415    3,731,455   21,022    39,620
                                                    ----------   ----------   ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,854,585    $2,867,122   $1,542,031  $ 1,369,415  $30,571  $ 21,022
                                                    ==========   ==========   ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    151,688       198,932      122,064      190,433    3,759     4,093
       Units issued...............................    104,640        50,535        3,717        3,222       --        --
       Units redeemed.............................   (125,614)      (97,779)     (19,884)     (71,591)      (4)     (334)
                                                    ----------   ----------   ----------  -----------  -------  --------
    Units outstanding at end of period............    130,714       151,688      105,897      122,064    3,755     3,759
                                                    ==========   ==========   ==========  ===========  =======  ========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       GOLDMAN SACHS
                                                    GOLDMAN SACHS VARIABLE   GOLDMAN SACHS VARIABLE      VARIABLE
                                                       INSURANCE TRUST          INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -----------------------  -------------------
                                                                                                       VIT STRATEGIC
                                                    VIT GROWTH AND INCOME      VIT MID CAP VALUE     INTERNATIONAL EQUITY
                                                   -----------------------  -----------------------  -------------------
                                                      2009         2008        2009         2008       2009       2008
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    6,817  $     8,046  $    7,917  $   (47,861) $     9    $    59
Net realized gains (losses).......................   (447,415)    (573,314)   (485,878)    (571,702)    (971)       147
Change in unrealized gains (losses)...............  1,329,085   (2,479,967)  1,732,208   (2,329,918)   1,363     (2,842)
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from operations.    888,487   (3,045,235)  1,254,247   (2,949,481)     401     (2,636)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        234       37,854         759          515       --         --
Benefit payments..................................    (82,941)    (155,502)    (12,208)     (27,028)      --         --
Payments on termination...........................   (473,987)    (686,446)   (354,353)    (736,841)  (2,194)    (1,395)
Contract maintenance charge.......................    (29,413)     (32,137)    (25,228)     (29,774)      (7)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    478,619     (785,942)    (67,414)    (840,196)   2,013          1
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................   (107,488)  (1,622,173)   (458,444)  (1,633,324)    (188)    (1,394)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................    780,999   (4,667,408)    795,803   (4,582,805)     213     (4,030)
NET ASSETS AT BEGINNING OF PERIOD.................  5,075,100    9,742,508   4,411,826    8,994,631    2,456      6,486
                                                   ----------  -----------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD....................... $5,856,098  $ 5,075,100  $5,207,629  $ 4,411,826  $ 2,669    $ 2,456
                                                   ==========  ===========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    622,831      779,280     539,325      684,851      278        397
       Units issued...............................    129,068       78,376      32,378       11,726      306         (4)
       Units redeemed.............................   (135,041)    (234,825)    (86,413)    (157,252)    (258)      (115)
                                                   ----------  -----------  ----------  -----------   -------   -------
    Units outstanding at end of period............    616,858      622,831     485,290      539,325      326        278
                                                   ==========  ===========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE
                                                      INSURANCE TRUST          INSURANCE TRUST      JANUS ASPEN SERIES
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  -----------------
                                                      VIT STRUCTURED            VIT STRUCTURED
                                                     SMALL CAP EQUITY         U. S. EQUITY FUND      FORTY PORTFOLIO
                                                 ------------------------  -----------------------  -----------------
                                                     2009         2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (49,293) $  (158,153) $   29,516  $   (15,549) $  (212) $   (270)
Net realized gains (losses).....................  (1,743,127)  (2,246,335)   (807,763)    (574,462)     281       236
Change in unrealized gains (losses).............   4,235,335   (3,528,223)  2,204,244   (4,454,161)   5,161   (10,286)
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from
 operations.....................................   2,442,915   (5,932,711)  1,425,997   (5,044,172)   5,230   (10,320)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         622           90         450       28,053       --        --
Benefit payments................................    (105,955)    (407,841)   (198,600)    (192,719)      --        --
Payments on termination.........................    (989,176)  (1,499,473)   (703,762)    (819,670)  (1,050)     (465)
Contract maintenance charge.....................     (50,457)     (62,519)    (41,117)     (46,985)     (33)      (36)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (296,352)  (1,117,615)    (50,953)    (104,532)     (54)       89
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,441,318)  (3,087,358)   (993,982)  (1,135,853)  (1,137)     (412)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,001,597   (9,020,069)    432,015   (6,180,025)   4,093   (10,732)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,298,930   19,318,999   8,001,612   14,181,637   12,435    23,167
                                                 -----------  -----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD..................... $11,300,527  $10,298,930  $8,433,627  $ 8,001,612  $16,528  $ 12,435
                                                 ===========  ===========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,537,059    1,876,718   1,068,293    1,181,736    1,229     1,260
       Units issued.............................     151,307      154,555     135,941      154,005       --        60
       Units redeemed...........................    (350,424)    (494,214)   (259,290)    (267,448)     (95)      (91)
                                                 -----------  -----------  ----------  -----------  -------  --------
    Units outstanding at end of period..........   1,337,942    1,537,059     944,944    1,068,293    1,134     1,229
                                                 ===========  ===========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              JANUS ASPEN SERIES JANUS ASPEN SERIES   LAZARD RETIREMENT
                                                               (SERVICE SHARES)   (SERVICE SHARES)      SERIES, INC.
                                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                              ------------------ ------------------   ---------------
                                                                FOREIGN STOCK         OVERSEAS            EMERGING
                                                               (SERVICE SHARES)  (SERVICE SHARES) (J)  MARKETS EQUITY
                                                              ------------------ ------------------   ---------------
                                                                  2008 (AA)        2009     2008 (AB)  2009     2008
                                                              ------------------ --------   --------- -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................      $  1,363      $   (138)  $     75  $   7   $   (174)
Net realized gains (losses)..................................        16,956        27,910      6,199     88      6,905
Change in unrealized gains (losses)..........................       (21,539)       33,570    (33,557)   386    (10,004)
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from operations............        (3,220)       61,342    (27,283)   481     (3,273)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................            --            --         --     --         --
Benefit payments.............................................            --            --         --     --    (17,369)
Payments on termination......................................            --       (34,024)        --     --         --
Contract maintenance charge..................................            --           (35)        --     (4)        (3)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................       (51,084)      (51,084)    51,084   (285)       183
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from contract transactions.       (51,084)      (85,143)    51,084   (289)   (17,189)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS............................       (54,304)      (23,801)    23,801    192    (20,462)
NET ASSETS AT BEGINNING OF PERIOD............................        54,304        23,801         --    735     21,197
                                                                   --------      --------   --------  -----   --------
NET ASSETS AT END OF PERIOD..................................      $     --      $     --   $ 23,801  $ 927   $    735
                                                                   ========      ========   ========  =====   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        (2,452)        2,452         --     27        400
       Units issued..........................................            --            --      2,452     --          7
       Units redeemed........................................        (2,452)       (2,452)        --     (6)      (380)
                                                                   --------      --------   --------  -----   --------
    Units outstanding at end of period.......................            --            --      2,452     21         27
                                                                   ========      ========   ========  =====   ========

--------
(j)Previously known as International Growth (Service Shares)
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   LEGG MASON              LEGG MASON
                                                 PARTNERS VARIABLE      PARTNERS VARIABLE
                                                     INCOME             PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                                 TRUST SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------     ---------------------  ------------------------
                                                 LEGG MASON CLEARBRIDGE LEGG MASON CLEARBRIDGE
                                                 VARIABLE FUNDAMENTAL   VARIABLE INVESTORS
                                                 VALUE PORTFOLIO I (K)  PORTFOLIO I (L)                ALL VALUE
                                                 ------------------     ---------------------  ------------------------
                                                 2009         2008       2009        2008          2009         2008
                                                 ----        -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ --       $   (54)    $    4     $   (79)    $  (141,158) $  (142,208)
Net realized gains (losses).....................   (9)       (1,462)        (4)        548        (379,421)     (10,789)
Change in unrealized gains (losses).............  210           256        192      (2,273)      2,639,547   (4,042,712)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from
 operations.....................................  201        (1,260)       192      (1,804)      2,118,968   (4,195,709)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   --            --         --          --           2,550       15,598
Benefit payments................................   --        (5,832)        --      (7,451)       (213,818)    (216,662)
Payments on termination.........................   --            --         --          --        (669,925)  (1,077,212)
Contract maintenance charge.....................   (2)           (2)        (2)         (2)        (34,330)     (36,736)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68             6        164         (27)        304,121     (527,731)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   66        (5,828)       162      (7,480)       (611,402)  (1,842,743)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   267.....  (7,088)...     354...  (9,284)...    1,507,566  (6,038,452)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   725.....    7,813...     820...   10,104...    9,341,425   15,379,877
                                                  ----       -------     ------     -------    -----------  -----------
NET ASSETS AT END OF PERIOD.....................  $992.....  $   725...  $1,174...  $   820...  $10,848,991  $ 9,341,425
                                                  ====       =======     ======     =======    ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................  122           823         95         739         979,481    1,131,777
       Units issued.............................    9             1         16          --         129,627      156,482
       Units redeemed...........................   --          (702)        (1)       (644)       (190,599)    (308,778)
                                                  ----       -------     ------     -------    -----------  -----------
    Units outstanding at end of period..........  131           122        110          95         918,509      979,481
                                                  ====       =======     ======     =======    ===========  ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------  -------------------------  ------------------------
                                              BOND-DEBENTURE           GROWTH AND INCOME        GROWTH OPPORTUNITIES
                                        -------------------------  -------------------------  ------------------------
                                            2009         2008          2009         2008          2009         2008
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 1,546,271  $  1,685,248  $  (130,323) $    (82,265) $  (195,856) $  (271,008)
Net realized gains (losses)............  (1,135,021)   (1,274,952)  (2,515,347)   (2,602,501)    (704,514)    (273,113)
Change in unrealized gains
 (losses)..............................   8,171,951    (7,763,417)   6,228,600   (14,090,240)   5,340,518   (7,299,204)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   8,583,201    (7,353,121)   3,582,930   (16,775,006)   4,440,148   (7,843,325)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      34,987       250,359       10,629        93,563       18,459      258,125
Benefit payments.......................    (921,832)     (925,095)    (726,034)     (846,022)    (210,349)    (272,477)
Payments on termination................  (7,710,401)   (3,800,017)  (1,599,454)   (4,497,592)    (925,876)  (1,596,762)
Contract maintenance charge............    (149,261)     (148,995)    (120,878)     (148,346)     (63,154)     (70,194)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   6,714,373    (1,561,802)    (324,628)   (3,770,570)    (546,300)    (138,635)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (2,032,134)   (6,185,550)  (2,760,365)   (9,168,967)  (1,727,220)  (1,819,943)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................    6,551,067  (13,538,671)      822,565  (25,943,973)    2,712,928  (9,663,268)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   28,306,315    41,844,986   24,562,036    50,506,009   11,305,709   20,968,977
                                        -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................  $34,857,382  $ 28,306,315  $25,384,601  $ 24,562,036  $14,018,637  $11,305,709
                                        ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,999,760     3,599,110    3,013,029     3,878,633    1,279,378    1,442,833
       Units issued....................   1,244,453       713,820      245,127       459,316      136,619      346,491
       Units redeemed..................  (1,448,550)   (1,313,170)    (596,814)   (1,324,920)    (308,029)    (509,946)
                                        -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period............................   2,795,663     2,999,760    2,661,342     3,013,029    1,107,968    1,279,378
                                        ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 MFS VARIABLE          MFS VARIABLE
                                                  LORD ABBETT SERIES FUND      INSURANCE TRUST       INSURANCE TRUST
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------------  ---------------------  -------------------
                                                       MID-CAP VALUE              MFS GROWTH         MFS HIGH INCOME
                                                 -------------------------  ---------------------  -------------------
                                                     2009         2008         2009       2008       2009       2008
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (278,937) $   (154,064) $  (8,474) $  (14,376) $ 30,905  $  50,506
Net realized gains (losses).....................  (4,385,082)   (2,615,778)   (99,229)    (72,587)  (48,023)   (29,022)
Change in unrealized gains (losses).............  10,300,690   (16,379,315)   358,342    (443,070)  181,754   (218,880)
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   5,636,671   (19,149,157)   250,639    (530,033)  164,636   (197,396)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      29,996       347,574        100       4,816       261      1,789
Benefit payments................................    (735,884)     (782,477)    (2,254)    (11,275)       --     (4,147)
Payments on termination.........................  (2,246,946)   (4,030,933)  (169,381)   (370,858)  (92,865)  (134,034)
Contract maintenance charge.....................    (110,711)     (132,580)      (895)       (977)     (291)      (332)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,129,944)   (2,320,292)    50,262     (44,510)    1,980     57,952
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (4,193,489)   (6,918,708)  (122,168)   (422,804)  (90,915)   (78,772)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,443,182   (26,067,865)   128,471    (952,837)   73,721   (276,168)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  26,078,955    52,146,820    765,601   1,718,438   453,165    729,333
                                                 -----------  ------------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $27,522,137  $ 26,078,955  $ 894,072  $  765,601  $526,886  $ 453,165
                                                 ===========  ============  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,371,297     4,023,673    113,403     158,403    48,771     55,426
       Units issued.............................     301,418       522,827     19,301       1,359     2,875      7,511
       Units redeemed...........................    (816,803)   (1,175,203)   (29,737)    (46,359)  (12,130)   (14,166)
                                                 -----------  ------------  ---------  ----------  --------  ---------
    Units outstanding at end of period..........   2,855,912     3,371,297    102,967     113,403    39,516     48,771
                                                 ===========  ============  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                       MFS VARIABLE             MFS VARIABLE            MFS VARIABLE
                                                     INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -----------------------  ---------------------
                                                   MFS INVESTORS TRUST       MFS NEW DISCOVERY          MFS RESEARCH
                                                 -----------------------  -----------------------  ---------------------
                                                    2009         2008        2009         2008        2009       2008
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $    5,518  $   (11,967) $  (23,323) $   (30,247) $       8  $   (8,517)
Net realized gains (losses).....................    (76,174)     237,235    (174,730)     383,638    (32,375)    (13,436)
Change in unrealized gains (losses).............    424,077   (1,171,223)  1,063,886   (1,439,246)   192,086    (368,756)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................    353,421     (945,955)    865,833   (1,085,855)   159,719    (390,709)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      3,580       11,803      14,180       15,400      1,200       1,800
Benefit payments................................    (12,469)     (25,543)     (5,268)      (6,960)    (2,954)    (17,226)
Payments on termination.........................   (268,913)    (362,460)   (308,773)    (394,678)  (102,446)   (167,880)
Contract maintenance charge.....................     (1,368)      (1,628)     (1,929)      (2,056)      (340)       (440)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (23,465)    (158,368)     66,176      (82,122)    18,097     (13,232)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (302,635)    (536,196)   (235,614)    (470,416)   (86,443)   (196,978)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     50,786   (1,482,151)    630,219   (1,556,271)    73,276    (587,687)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,688,785    3,170,936   1,523,655    3,079,926    597,095   1,184,782
                                                 ----------  -----------  ----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD..................... $1,739,571  $ 1,688,785  $2,153,874  $ 1,523,655  $ 670,371  $  597,095
                                                 ==========  ===========  ==========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    225,105      278,454     164,996      199,462     91,192     114,590
       Units issued.............................      9,299        5,435      21,631       19,261      3,651         237
       Units redeemed...........................    (48,349)     (58,784)    (39,683)     (53,727)   (14,715)    (23,635)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
    Units outstanding at end of period..........    186,055      225,105     146,944      164,996     80,128      91,192
                                                 ==========  ===========  ==========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                    MFS VARIABLE
                                                        MFS VARIABLE           MFS VARIABLE        INSURANCE TRUST
                                                       INSURANCE TRUST       INSURANCE TRUST       (SERVICE CLASS)
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -------------------  --------------------
                                                                                                     MFS GROWTH
                                                      MFS RESEARCH BOND       MFS UTILITIES        (SERVICE CLASS)
                                                   ----------------------  -------------------  --------------------
                                                      2009        2008       2009       2008       2009       2008
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   48,144  $   35,110  $  5,451  $    (248) $  (4,355) $  (7,998)
Net realized gains (losses).......................    (18,128)    (18,328)  (10,789)    35,368    (23,450)    20,000
Change in unrealized gains (losses)...............    163,872     (87,144)   67,205   (163,150)   102,124   (239,257)
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from operations.    193,888     (70,362)   61,867   (128,030)    74,319   (227,255)
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     14,512      14,660       400      1,000         --         --
Benefit payments..................................     (1,912)    (13,321)       --         --         --     (3,266)
Payments on termination...........................   (357,973)   (407,977)  (46,422)  (173,121)  (159,936)   (72,554)
Contract maintenance charge.......................     (1,323)     (1,309)     (103)      (100)      (113)      (122)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (50,003)    (66,582)   92,589      4,046     19,550    125,899
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (396,699)   (474,529)   46,464   (168,175)  (140,499)    49,957
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS.................   (202,811)   (544,891)  108,331   (296,205)   (66,180)  (177,298)
NET ASSETS AT BEGINNING OF PERIOD.................  1,660,416   2,205,307   145,992    442,197    358,233    535,531
                                                   ----------  ----------  --------  ---------  ---------  ---------
NET ASSETS AT END OF PERIOD....................... $1,457,605  $1,660,416  $254,323  $ 145,992  $ 292,053  $ 358,233
                                                   ==========  ==========  ========  =========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    116,509     149,064    10,607     19,636     56,962     52,309
       Units issued...............................      6,445      15,351     7,002        918      4,413     19,265
       Units redeemed.............................    (33,695)    (47,906)   (3,566)    (9,947)   (26,813)   (14,612)
                                                   ----------  ----------  --------  ---------  ---------  ---------
    Units outstanding at end of period............     89,259     116,509    14,043     10,607     34,562     56,962
                                                   ==========  ==========  ========  =========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------   --------------------   ---------------------
                                                  MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                    (SERVICE CLASS)        (SERVICE CLASS)       (SERVICE CLASS)
                                                 --------------------   --------------------   ---------------------
                                                    2009        2008       2009        2008      2009        2008
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (307)  $  (4,833) $  (4,117)  $  (6,799) $   (579)  $  (3,915)
Net realized gains (losses).....................    (1,342)     73,820    (24,117)     82,493      (781)     38,190
Change in unrealized gains (losses).............    50,374    (246,968)   171,548    (303,824)   41,199    (160,313)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    48,725    (177,981)   143,314    (228,130)   39,839    (126,038)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --          --         60          60        --          --
Benefit payments................................        --      (4,695)        --     (30,139)   (1,716)     (3,272)
Payments on termination.........................  (106,855)   (169,084)  (108,115)    (64,997)  (39,287)   (147,921)
Contract maintenance charge.....................      (178)       (217)      (120)       (116)      (59)       (122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       347     (68,175)   (12,043)   (152,534)   14,247     (17,493)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (106,686)   (242,171)  (120,218)   (247,726)  (26,815)   (168,808)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (57,961)   (420,152)    23,096    (475,856)   13,024    (294,846)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   255,645     675,797    263,027     738,883   161,395     456,241
                                                 ---------   ---------  ---------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $ 197,684   $ 255,645  $ 286,123   $ 263,027  $174,419   $ 161,395
                                                 =========   =========  =========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    33,993      59,133     42,603      71,158    22,851      40,720
       Units issued.............................       314         392      3,224       2,012     2,192         630
       Units redeemed...........................   (13,248)    (25,532)   (17,037)    (30,567)   (5,770)    (18,499)
                                                 ---------   ---------  ---------   ---------  --------   ---------
    Units outstanding at end of period..........    21,059      33,993     28,790      42,603    19,273      22,851
                                                 =========   =========  =========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)       INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------  -------------------------  ---------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)          AGGRESSIVE EQUITY         CAPITAL OPPORTUNITIES
                                          -----------------------  -------------------------  ---------------------------
                                             2009         2008         2009         2008          2009           2008
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   31,578  $    (3,570) $  (171,338) $   (222,729) $ (1,637,123) $  (2,672,522)
Net realized gains (losses)..............    (44,231)     339,933     (252,579)      588,395    (9,056,751)    (3,945,458)
Change in unrealized gains (losses)......    322,224   (1,053,569)   6,287,908   (10,603,671)   94,011,113   (127,134,589)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations..............................    309,571     (717,206)   5,863,991   (10,238,005)   83,317,239   (133,752,569)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,200        1,200       50,910         4,612        79,471        322,599
Benefit payments.........................     (1,512)     (76,377)    (340,655)     (438,790)   (4,855,385)    (6,205,548)
Payments on termination..................    (91,055)    (132,825)    (549,521)   (2,848,664)  (13,474,340)   (32,888,798)
Contract maintenance charge..............       (147)        (180)     (10,720)      (12,852)     (120,903)      (137,950)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     68,855      (69,522)    (696,336)   (1,228,818)   (5,999,458)    (8,894,241)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 contract transactions...................    (22,659)    (277,704)  (1,546,322)   (4,524,512)  (24,370,615)   (47,803,938)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    286,912     (994,910)   4,317,669   (14,762,517)   58,946,624   (181,556,507)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,079,880    2,074,790    9,506,711    24,269,228   132,556,115    314,112,622
                                          ----------  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.................................. $1,366,792  $ 1,079,880  $13,824,380  $  9,506,711  $191,502,739  $ 132,556,115
                                          ==========  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     79,735       96,265    1,256,393     1,606,868     6,491,940      7,900,565
       Units issued......................     14,264          634       73,201        83,189       144,628        150,350
       Units redeemed....................    (16,101)     (17,164)    (229,063)     (433,664)   (1,030,938)    (1,558,975)
                                          ----------  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...     77,898       79,735    1,100,531     1,256,393     5,605,630      6,491,940
                                          ==========  ===========  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  ------------------------
                                                DIVIDEND GROWTH             EUROPEAN EQUITY           GLOBAL ADVANTAGE
                                          ---------------------------  -------------------------  ------------------------
                                              2009           2008          2009         2008        2009 (M)       2008
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    918,058  $  (2,343,502) $ 1,306,511  $  1,044,504  $    36,700  $   (31,812)
Net realized gains (losses)..............   (2,950,087)     9,396,324   (1,077,824)   18,295,936   (2,591,668)      77,592
Change in unrealized gains (losses)......   35,506,562   (119,866,802)  11,339,599   (65,197,374)   2,262,200   (5,285,454)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   33,474,533   (112,813,980)  11,568,286   (45,856,934)    (292,768)  (5,239,674)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,441        466,973       61,817       184,514       68,565          853
Benefit payments.........................   (5,944,677)    (8,398,380)  (1,702,223)   (2,089,573)    (101,007)    (409,603)
Payments on termination..................  (14,299,350)   (39,195,879)  (4,424,051)  (12,276,579)    (139,937)  (1,359,663)
Contract maintenance charge..............     (130,181)      (156,420)     (36,668)      (46,311)      (1,687)      (6,690)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,346,396)   (11,788,567)  (2,335,328)   (4,590,739)  (5,374,646)    (485,681)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (26,593,163)   (59,072,273)  (8,436,453)  (18,818,688)  (5,548,712)  (2,260,784)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    6,881,370   (171,886,253)   3,131,833   (64,675,622)  (5,841,480)  (7,500,458)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  171,790,989    343,677,242   53,201,317   117,876,939    5,841,480   13,341,938
                                          ------------  -------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $178,672,359  $ 171,790,989  $56,333,150  $ 53,201,317  $        --  $ 5,841,480
                                          ============  =============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,576,751     10,694,718    2,530,730     3,139,709      903,438    1,141,217
       Units issued......................      182,166        162,568       71,666        59,399       21,450       24,577
       Units redeemed....................   (1,453,010)    (2,280,535)    (450,995)     (668,378)    (924,888)    (262,356)
                                          ------------  -------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    7,305,907      8,576,751    2,151,401     2,530,730           --      903,438
                                          ============  =============  ===========  ============  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                            GLOBAL DIVIDEND GROWTH          HIGH YIELD               INCOME BUILDER
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008          2009         2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 2,016,563  $  1,369,904  $   937,134  $   178,508  $   280,295  $   (129,407)
Net realized gains (losses)..............  (6,632,740)   16,721,475   (1,568,970)  (2,777,353)  (1,080,915)    2,767,352
Change in unrealized gains (losses)......  11,744,078   (64,782,183)   5,622,055   (1,680,026)   3,836,494    (8,837,682)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   7,127,901   (46,690,804)   4,990,219   (4,278,871)   3,035,874    (6,199,737)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     (32,031)      159,545        5,656       93,150       (8,147)      105,840
Benefit payments.........................  (1,828,951)   (2,563,842)    (686,030)    (567,737)    (567,949)     (697,573)
Payments on termination..................  (4,856,173)  (14,257,102)  (1,063,373)  (2,118,485)  (1,503,096)   (3,806,659)
Contract maintenance charge..............     (39,868)      (50,210)     (12,355)     (12,501)      (9,030)      (10,265)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,162,990)   (5,352,290)     (70,711)  (1,140,120)    (297,357)     (556,551)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,920,013)  (22,063,899)  (1,826,813)  (3,745,693)  (2,385,579)   (4,965,208)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,792,112)  (68,754,703)   3,163,406   (8,024,564)     650,295   (11,164,945)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  57,768,341   126,523,044   12,526,055   20,550,619   15,007,860    26,172,805
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $55,976,229  $ 57,768,341  $15,689,461  $12,526,055  $15,658,155  $ 15,007,860
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,937,129     5,010,989    1,351,966    1,684,696    1,177,308     1,483,229
       Units issued......................      95,450       102,445      114,008       56,907       91,678       100,779
       Units redeemed....................    (699,164)   (1,176,305)    (281,931)    (389,637)    (268,255)     (406,700)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of period...   3,333,415     3,937,129    1,184,043    1,351,966    1,000,731     1,177,308
                                          ===========  ============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                  INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                          --------------------------  ------------------------  --------------------------
                                              2009          2008          2009         2008         2009          2008
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,809,223  $    710,382  $   475,727  $    91,574  $ (1,290,063) $  1,074,408
Net realized gains (losses)..............     (863,907)   (2,303,706)    (659,939)  (1,473,786)           --            --
Change in unrealized gains (losses)......   16,465,431   (11,825,608)     828,256   (2,284,250)           --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   19,410,747   (13,418,932)     644,044   (3,666,462)   (1,290,063)    1,074,408
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       40,254       674,863        1,295       56,590       319,572       430,900
Benefit payments.........................   (4,866,087)   (5,360,948)    (527,114)    (666,676)   (3,138,680)   (6,088,040)
Payments on termination..................  (11,098,021)  (21,391,270)  (1,553,420)  (4,156,580)  (32,918,633)  (35,831,243)
Contract maintenance charge..............      (50,708)      (53,589)      (9,378)      (9,960)      (54,187)      (48,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      601,654    (3,793,381)   1,982,636     (956,826)    7,751,921    44,159,101
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (15,372,908)  (29,924,325)    (105,981)  (5,733,452)  (28,040,007)    2,621,976
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    4,037,839   (43,343,257)     538,063   (9,399,914)  (29,330,070)    3,696,384
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,833,297   145,176,554   15,256,468   24,656,382   107,348,994   103,652,610
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $105,871,136  $101,833,297  $15,794,531  $15,256,468  $ 78,018,924  $107,348,994
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,809,984     6,145,996    1,528,725    2,071,423     7,145,064     6,893,124
       Units issued......................      341,697       326,894      391,550      253,578     2,383,526     3,968,898
       Units redeemed....................   (1,004,200)   (1,662,906)    (400,686)    (796,276)   (4,239,821)   (3,716,958)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    4,147,481     4,809,984    1,519,589    1,528,725     5,288,769     7,145,064
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  --------------------------  --------------------------
                                                S&P 500 INDEX                STRATEGIST                   UTILITIES
                                          -------------------------  --------------------------  --------------------------
                                              2009         2008          2009          2008          2009          2008
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   435,681  $    456,240  $  1,104,055  $ (1,036,094) $  1,100,574  $   (722,592)
Net realized gains (losses)..............  (1,107,815)      674,365    (7,474,506)   11,719,819    10,904,961    17,787,205
Change in unrealized gains (losses)......   7,755,938   (21,459,640)   26,717,710   (56,472,529)   (3,042,545)  (54,762,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   7,083,804   (20,329,035)   20,347,259   (45,788,804)    8,962,990   (37,698,226)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,578       121,800       153,273       686,200        47,835        87,228
Benefit payments.........................  (1,012,438)   (1,364,677)   (4,966,147)   (5,837,874)   (2,955,696)   (3,405,529)
Payments on termination..................  (1,990,571)   (6,864,121)  (12,695,266)  (23,567,705)   (5,900,045)  (14,174,451)
Contract maintenance charge..............     (23,786)      (27,752)      (68,013)      (74,741)      (37,702)      (46,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     589,963    (1,347,207)      (12,004)   (3,721,509)   (2,465,117)   (2,886,370)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,427,254)   (9,481,957)  (17,588,157)  (32,515,629)  (11,310,725)  (20,425,443)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,656,550   (29,810,992)    2,759,102   (78,304,433)   (2,347,735)  (58,123,669)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,895,799    60,706,791   126,026,636   204,331,069    65,177,637   123,301,306
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $35,552,349  $ 30,895,799  $128,785,738  $126,026,636  $ 62,829,902  $ 65,177,637
                                          ===========  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,976,486     4,836,473     5,406,472     6,555,902     3,369,461     4,164,895
       Units issued......................     417,867       417,336       370,156       264,379       125,148       156,405
       Units redeemed....................    (724,009)   (1,277,323)     (997,909)   (1,413,809)     (765,186)     (951,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   3,670,344     3,976,486     4,778,719     5,406,472     2,729,423     3,369,461
                                          ===========  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                              AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES         DIVIDEND GROWTH
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (239,618) $   (357,986) $  (837,901) $ (1,172,756) $   (20,893) $ (1,090,496)
Net realized gains (losses)..............      75,452     1,357,108     (379,592)    2,887,789   (1,645,174)    1,344,114
Change in unrealized gains (losses)......   7,087,581   (13,183,905)  28,109,155   (45,803,300)  12,598,038   (36,801,617)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   6,923,415   (12,184,783)  26,891,662   (44,088,267)  10,931,971   (36,547,999)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,588        45,550       30,201       126,134       10,648       126,592
Benefit payments.........................    (180,132)     (334,962)  (1,338,881)   (2,099,092)  (1,017,107)   (2,028,307)
Payments on termination..................  (1,113,781)   (3,378,363)  (3,760,103)  (11,616,007)  (3,199,354)  (11,055,161)
Contract maintenance charge..............     (24,863)      (24,671)    (145,441)     (167,375)    (100,319)     (118,801)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (706,471)     (736,187)  (4,054,582)   (1,372,030)  (1,260,701)   (4,144,807)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,018,659)   (4,428,633)  (9,268,806)  (15,128,370)  (5,566,833)  (17,220,484)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,904,756   (16,613,416)  17,622,856   (59,216,637)   5,365,138   (53,768,483)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,423,878    28,037,294   44,054,011   103,270,648   55,406,920   109,175,403
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,328,634  $ 11,423,878  $61,676,867  $ 44,054,011  $60,772,058  $ 55,406,920
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,870,119     2,334,631    6,953,097     8,548,169    6,855,122     8,451,886
       Units issued......................      46,094       111,612      231,836       657,255      178,875       236,343
       Units redeemed....................    (300,966)     (576,124)  (1,310,449)   (2,252,327)    (847,720)   (1,833,107)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   1,615,247     1,870,119    5,874,484     6,953,097    6,186,277     6,855,122
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                               EUROPEAN EQUITY           GLOBAL ADVANTAGE        GLOBAL DIVIDEND GROWTH
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008        2009 (M)       2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   315,110  $    143,650  $     9,427  $   (69,475) $   853,362  $    385,669
Net realized gains (losses)..............    (172,553)    6,332,959   (1,288,067)     294,096   (2,957,173)    8,579,299
Change in unrealized gains (losses)......   3,687,426   (21,660,306)   1,045,866   (4,248,365)   5,749,172   (32,212,590)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   3,829,983   (15,183,697)    (232,774)  (4,023,744)   3,645,361   (23,247,622)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      21,618        25,754           --       25,058        2,893        65,548
Benefit payments.........................    (381,087)     (450,979)      (7,881)    (151,497)    (344,753)     (631,873)
Payments on termination..................  (1,108,672)   (4,372,071)     (57,778)  (1,384,047)  (1,701,811)   (7,537,490)
Contract maintenance charge..............     (32,421)      (40,264)      (1,091)     (10,781)     (68,577)      (83,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (942,051)   (2,192,066)  (4,124,409)     (38,471)    (772,376)   (3,440,159)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,442,613)   (7,029,626)  (4,191,159)  (1,559,738)  (2,884,624)  (11,627,728)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,387,370   (22,213,323)  (4,423,933)  (5,583,482)     760,737   (34,875,350)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,294,699    39,508,022    4,423,933   10,007,415   28,496,630    63,371,980
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $18,682,069  $ 17,294,699  $        --  $ 4,423,933  $29,257,367  $ 28,496,630
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,095,932     2,706,028      688,306      857,479    2,978,643     3,861,469
       Units issued......................      56,240        85,113       13,860       68,696      200,668       175,694
       Units redeemed....................    (358,840)     (695,209)    (702,166)    (237,869)    (494,562)   (1,058,520)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,793,332     2,095,932           --      688,306    2,684,749     2,978,643
                                          ===========  ============  ===========  ===========  ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                                 HIGH YIELD               INCOME BUILDER               INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  -------------------------  --------------------------
                                              2009         2008         2009         2008          2009          2008
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   839,970  $   122,845  $   175,899  $   (230,775) $  4,404,680  $    344,545
Net realized gains (losses)..............    (605,942)    (917,292)    (971,972)    2,997,498      (950,167)   (3,310,704)
Change in unrealized gains (losses)......   4,591,823   (3,741,513)   3,597,816    (9,926,937)   21,691,230   (15,792,304)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   4,825,851   (4,535,960)   2,801,743    (7,160,214)   25,145,743   (18,758,463)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      41,765       20,853        2,250        10,416        39,129       183,851
Benefit payments.........................    (340,227)    (266,430)    (175,454)     (429,327)   (3,855,059)   (3,486,964)
Payments on termination..................  (1,238,028)  (3,568,909)  (1,758,556)   (7,482,608)  (11,519,202)  (22,327,012)
Contract maintenance charge..............     (43,109)     (45,730)     (22,960)      (25,673)     (365,642)     (407,136)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (494,733)  (1,502,550)    (204,726)   (3,468,512)    2,775,125   (14,279,500)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,074,332)  (5,362,766)  (2,159,446)  (11,395,704)  (12,925,649)  (40,316,761)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,751,519   (9,898,726)     642,297   (18,555,918)   12,220,094   (59,075,224)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,774,408   22,673,134   14,457,988    33,013,906   132,404,970   191,480,194
                                          -----------  -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,525,927  $12,774,408  $15,100,285  $ 14,457,988  $144,625,064  $132,404,970
                                          ===========  ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,903,907    2,582,417   11,768,606     2,329,610     1,414,516    15,284,325
       Units issued......................     132,742       75,177    1,200,972       196,478        95,304     1,152,667
       Units redeemed....................    (382,057)    (753,687)  (2,273,539)   (1,111,572)     (305,542)   (4,668,386)
                                          -----------  -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,654,592    1,903,907   10,696,039     1,414,516     1,204,278    11,768,606
                                          ===========  ===========  ===========  ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                       INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   -------------------------  --------------------------  -------------------------
                                        LIMITED DURATION             MONEY MARKET               S&P 500 INDEX
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                   -------------------------  --------------------------  -------------------------
                                       2009         2008          2009          2008          2009         2008
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)........................... $ 1,484,522  $     57,158  $ (1,579,222) $    484,906  $   623,672  $    436,226
Net realized gains (losses).......  (2,507,432)   (5,001,154)           --            --   (2,137,923)    2,365,077
Change in unrealized gains
 (losses).........................   3,207,337   (10,074,222)           --            --   17,776,479   (50,385,982)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from operations..................   2,184,427   (15,018,218)   (1,579,222)      484,906   16,262,228   (47,584,679)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      35,448       120,391       372,036       827,259       12,859       208,286
Benefit payments..................  (1,229,776)   (1,536,341)   (2,228,360)   (5,160,864)  (1,215,818)   (3,030,038)
Payments on termination...........  (5,730,333)  (14,683,995)  (26,911,027)  (49,307,561)  (4,569,298)  (15,289,856)
Contract maintenance
 charge...........................    (143,798)     (158,180)     (268,864)     (322,518)    (233,548)     (251,321)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   2,542,619    (5,037,888)     (126,383)   64,508,756     (474,866)     (998,656)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (4,525,840)  (21,296,013)  (29,162,598)   10,545,072   (6,480,671)  (19,361,585)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS....................  (2,341,413)  (36,314,231)  (30,741,820)   11,029,978    9,781,557   (66,946,264)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  61,309,545    97,623,776   108,867,981    97,838,003   71,981,738   138,928,002
                                   -----------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END
  OF PERIOD....................... $58,968,132  $ 61,309,545  $ 78,126,161  $108,867,981  $81,763,295  $ 71,981,738
                                   ===========  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,856,290     9,079,466    10,268,197     9,271,121    9,510,430    11,519,410
       Units issued...............     916,764       784,581     3,112,704     9,051,854      945,129       675,216
       Units redeemed.............  (1,417,995)   (3,007,757)   (5,901,181)   (8,054,778)  (1,716,225)   (2,684,196)
                                   -----------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end
     of period....................   6,355,059     6,856,290     7,479,720    10,268,197    8,739,334     9,510,430
                                   ===========  ============  ============  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   NEUBERGER & BERMAN
                                                     INVESTMENT SERIES          INVESTMENT SERIES      ADVISORS MANAGEMENT
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)             TRUST
                                                        SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -------------------------  -------------------
                                                         STRATEGIST                 UTILITIES              AMT MID-CAP
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)            GROWTH
                                                 -------------------------  -------------------------  -------------------
                                                     2009         2008          2009         2008             2008
                                                 -----------  ------------  -----------  ------------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   186,692  $   (723,010) $   217,100  $   (264,806)       $   (46)
Net realized gains (losses).....................  (2,282,298)    4,302,708    3,554,125     4,298,696             --
Change in unrealized gains (losses).............  10,965,917   (23,089,046)  (1,217,724)  (13,515,252)          (941)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from
 operations.....................................   8,870,311   (19,509,348)   2,553,501    (9,481,362)          (987)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      34,955        99,226        5,583        80,744             --
Benefit payments................................  (1,305,181)   (2,003,737)    (548,903)     (940,443)            --
Payments on termination.........................  (3,651,772)  (11,203,240)  (1,040,534)   (4,265,534)        (5,290)
Contract maintenance charge.....................    (116,204)     (106,494)     (19,354)      (23,894)            (7)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   3,215,220    (1,713,743)     424,233      (220,793)            (1)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,822,982)  (14,927,988)  (1,178,975)   (5,369,920)        (5,298)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   7,047,329   (34,437,335)   1,374,526   (14,851,282)        (6,285)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  51,317,968    85,755,304   15,979,819    30,831,101          6,285
                                                 -----------  ------------  -----------  ------------        -------
NET ASSETS AT END OF PERIOD..................... $58,365,297  $ 51,317,968  $17,354,345  $ 15,979,819        $    --
                                                 ===========  ============  ===========  ============        =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   4,860,700     6,083,134    1,833,527     2,332,514            331
       Units issued.............................     630,511       452,752      196,734       189,587             --
       Units redeemed...........................    (800,649)   (1,675,186)    (324,364)     (688,574)          (331)
                                                 -----------  ------------  -----------  ------------        -------
    Units outstanding at end of period..........   4,690,562     4,860,700    1,705,897     1,833,527             --
                                                 ===========  ============  ===========  ============        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 NEUBERGER & BERMAN
                                                 ADVISORS MANAGEMENT       OPPENHEIMER               OPPENHEIMER
                                                        TRUST         VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                                 ------------------  -----------------------  ------------------------
                                                                           OPPENHEIMER               OPPENHEIMER
                                                    AMT PARTNERS             BALANCED           CAPITAL APPRECIATION
                                                 ------------------  -----------------------  ------------------------
                                                   2009      2008       2009         2008         2009         2008
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    196  $   (830) $  (27,080) $    76,695  $   (46,970) $  (100,080)
Net realized gains (losses).....................   (7,630)    9,629    (469,325)    (124,290)    (388,055)      53,558
Change in unrealized gains (losses).............   20,935   (48,884)    815,817   (1,827,635)   2,039,475   (4,400,287)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   13,501   (40,085)    319,412   (1,875,230)   1,604,450   (4,446,809)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       3,660        3,410       47,067       80,621
Benefit payments................................       --   (11,504)    (19,383)    (391,730)     (46,643)     (67,681)
Payments on termination.........................   (6,151)  (36,793)   (415,892)  (1,474,805)  (1,065,354)  (1,926,890)
Contract maintenance charge.....................      (32)      (40)     (1,122)      (1,480)      (5,127)      (6,175)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (7,293)     (584)    332,110     (333,982)    (241,433)    (284,267)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (13,476)  (48,921)   (100,627)  (2,198,587)  (1,311,490)  (2,204,392)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................       25   (89,006)    218,785   (4,073,817)     292,960   (6,651,201)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   31,181   120,187   1,884,328    5,958,145    4,514,952   11,166,153
                                                 --------  --------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 31,206  $ 31,181  $2,103,113  $ 1,884,328  $ 4,807,912  $ 4,514,952
                                                 ========  ========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,016     7,253     237,179      418,260      693,028      919,161
       Units issued.............................      758         6      56,087       30,330       58,210      106,838
       Units redeemed...........................   (2,158)   (3,243)    (78,457)    (211,411)    (234,497)    (332,971)
                                                 --------  --------  ----------  -----------  -----------  -----------
    Units outstanding at end of period..........    2,616     4,016     214,809      237,179      516,741      693,028
                                                 ========  ========  ==========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ------------------------  ----------------------
                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                                  CORE BOND             GLOBAL SECURITIES           HIGH INCOME
                                           -----------------------  ------------------------  ----------------------
                                              2009         2008         2009         2008        2009        2008
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (20,664) $   119,148  $    46,496  $    25,966  $  (4,839) $    81,414
Net realized gains (losses)...............   (377,005)    (194,775)    (497,387)     744,334   (251,926)    (171,392)
Change in unrealized gains (losses).......    501,628   (1,265,389)   1,753,670   (4,733,021)   336,305   (1,090,604)
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    103,959   (1,341,016)   1,302,779   (3,962,721)    79,540   (1,180,582)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      6,675       26,912       36,730       88,254      4,204        6,946
Benefit payments..........................    (21,777)     (61,978)     (51,405)    (128,196)    (8,366)     (13,901)
Payments on termination...................   (355,547)    (719,545)  (1,076,511)  (2,031,231)   (52,165)    (241,958)
Contract maintenance charge...............     (1,335)      (1,757)      (4,276)      (5,257)      (326)        (713)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     56,393       39,273     (612,392)    (635,996)    46,147       13,987
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (315,591)    (717,095)  (1,707,854)  (2,712,426)   (10,506)    (235,639)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (211,632)  (2,058,111)    (405,075)  (6,675,147)    69,034   (1,416,221)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,849,449    3,907,560    4,878,178   11,553,325    327,016    1,743,237
                                           ----------  -----------  -----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $1,637,817  $ 1,849,449  $ 4,473,103  $ 4,878,178  $ 396,050  $   327,016
                                           ==========  ===========  ===========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    215,279      273,549      414,850      578,476    118,768      133,070
       Units issued.......................     33,201       56,899       26,490       46,622     32,896       44,297
       Units redeemed.....................    (72,221)    (115,169)    (170,776)    (210,248)   (35,445)     (58,599)
                                           ----------  -----------  -----------  -----------  ---------  -----------
    Units outstanding at end of period....    176,259      215,279      270,564      414,850    116,219      118,768
                                           ==========  ===========  ===========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  ----------------------
                                                                          OPPENHEIMER
                                                 OPPENHEIMER              MAIN STREET              OPPENHEIMER
                                                 MAIN STREET               SMALL CAP               MIDCAP FUND
                                           -----------------------  -----------------------  ----------------------
                                              2009         2008        2009         2008        2009        2008
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,783  $     9,438  $   (5,848) $   (21,847) $  (9,937) $   (18,481)
Net realized gains (losses)...............   (244,508)     324,473     (67,529)     311,076   (101,515)     (28,007)
Change in unrealized gains (losses).......    774,954   (2,330,029)    597,880   (1,569,204)   294,690     (687,041)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    543,229   (1,996,118)    524,503   (1,279,975)   183,238     (733,529)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,896        3,840      14,525       31,521         60        2,583
Benefit payments..........................    (54,526)    (108,198)    (19,004)        (496)    (6,547)      (6,703)
Payments on termination...................   (561,976)  (1,160,123)   (375,005)    (752,298)  (104,459)    (445,374)
Contract maintenance charge...............     (1,702)      (2,286)     (2,562)      (3,002)      (479)        (583)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (9,717)    (424,399)     (7,827)    (224,025)    24,902     (105,787)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (624,025)  (1,691,166)   (389,873)    (948,300)   (86,523)    (555,864)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (80,796)  (3,687,284)    134,630   (2,228,275)    96,715   (1,289,393)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,498,510    6,185,794   1,741,488    3,969,763    641,388    1,930,781
                                           ----------  -----------  ----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $2,417,714  $ 2,498,510  $1,876,118  $ 1,741,488  $ 738,103  $   641,388
                                           ==========  ===========  ==========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    361,952      541,717     134,741      188,550    136,006      207,623
       Units issued.......................     46,532       19,727      17,236       24,288     35,892        6,150
       Units redeemed.....................   (129,818)    (199,492)    (44,561)     (78,097)   (42,379)     (77,767)
                                           ----------  -----------  ----------  -----------  ---------  -----------
    Units outstanding at end of period....    278,666      361,952     107,416      134,741    129,519      136,006
                                           ==========  ===========  ==========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER                OPPENHEIMER
                                                OPPENHEIMER          VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  -------------------------
                                                                                                     OPPENHEIMER
                                                OPPENHEIMER               OPPENHEIMER                  CAPITAL
                                               STRATEGIC BOND            BALANCED (SS)            APPRECIATION (SS)
                                          -----------------------  -------------------------  -------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (31,734) $   240,237  $  (271,560) $    329,218  $  (645,765) $   (986,559)
Net realized gains (losses)..............   (112,348)     179,644   (2,578,623)     (179,572)  (2,180,138)       16,725
Change in unrealized gains (losses)......    645,807   (1,239,638)   5,895,761   (15,311,712)  17,056,722   (33,884,527)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    501,725     (819,757)   3,045,578   (15,162,066)  14,230,819   (34,854,361)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      6,651        4,970       17,580       118,581       44,317       591,699
Benefit payments.........................    (47,594)    (240,111)    (350,057)     (619,744)    (682,724)     (849,868)
Payments on termination..................   (820,065)  (1,138,253)  (1,600,367)   (3,570,830)  (3,537,287)   (6,798,604)
Contract maintenance charge..............     (1,145)      (1,390)     (81,437)     (113,918)    (204,115)     (229,546)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (27,128)    (431,945)    (402,819)   (2,887,717)  (2,635,293)     (436,275)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (889,281)  (1,806,729)  (2,417,100)   (7,073,628)  (7,015,102)   (7,722,594)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (387,556)  (2,626,486)     628,478   (22,235,694)   7,215,717   (42,576,955)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,811,940    6,438,426   17,361,936    39,597,630   38,312,734    80,889,689
                                          ----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $3,424,384  $ 3,811,940  $17,990,414  $ 17,361,936  $45,528,451  $ 38,312,734
                                          ==========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    283,854      405,319    1,944,095     2,462,392    4,530,192     5,117,365
       Units issued......................     57,313       83,988      200,919       352,906      325,590     1,013,581
       Units redeemed....................   (124,400)    (205,453)    (461,438)     (871,203)  (1,061,242)   (1,600,754)
                                          ----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...    216,767      283,854    1,683,576     1,944,095    3,794,540     4,530,192
                                          ==========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                   GLOBAL                  OPPENHEIMER
                                                CORE BOND (SS)            SECURITIES (SS)            HIGH INCOME (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (509,986) $  1,495,917  $    85,359  $    (80,230) $  (220,666) $  1,576,831
Net realized gains (losses)..............  (3,093,346)   (1,679,428)  (1,400,668)    1,642,186   (3,570,261)   (2,635,460)
Change in unrealized gains (losses)......   6,089,497   (20,831,196)   7,992,226   (18,182,167)   6,936,998   (25,237,720)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   2,486,165   (21,014,707)   6,676,917   (16,620,211)   3,146,071   (26,296,349)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      54,612       446,025       62,307       269,102       11,254       144,635
Benefit payments.........................  (1,053,803)   (1,526,082)    (623,960)     (658,112)    (148,016)     (474,767)
Payments on termination..................  (2,550,494)   (4,435,917)  (1,739,732)   (3,397,380)    (938,866)   (3,958,558)
Contract maintenance charge..............    (178,014)     (207,896)     (74,836)      (91,094)     (80,961)     (110,697)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,664,287     3,324,258   (1,275,519)   (3,367,129)   1,321,866     6,122,926
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     936,588    (2,399,612)  (3,651,740)   (7,244,613)     165,277     1,723,539
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,422,753   (23,414,319)   3,025,177   (23,864,824)   3,311,348   (24,572,810)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,808,694    56,223,013   20,791,071    44,655,895   12,540,669    37,113,479
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $36,231,447  $ 32,808,694  $23,816,248  $ 20,791,071  $15,852,017  $ 12,540,669
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   5,071,333     5,213,991    1,565,108     1,975,479    4,040,732     2,525,760
       Units issued......................   1,443,942     2,181,709      139,886       263,963      911,602     2,950,987
       Units redeemed....................  (1,297,909)   (2,324,367)    (397,928)     (674,334)    (830,145)   (1,436,015)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,217,366     5,071,333    1,307,066     1,565,108    4,122,189     4,040,732
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                MAIN STREET                OPPENHEIMER
                                               MAIN STREET (SS)            SMALL CAP (SS)            MIDCAP FUND (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    27,634  $   (280,308) $  (243,602) $   (489,715) $  (145,670) $   (247,627)
Net realized gains (losses)..............  (3,511,339)    4,945,288   (1,772,664)    1,741,274     (821,277)       55,295
Change in unrealized gains (losses)......  17,965,754   (46,211,775)   9,851,227   (18,019,807)   3,351,145    (9,048,990)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  14,482,049   (41,546,795)   7,834,961   (16,768,248)   2,384,198    (9,241,322)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     125,031       520,210       42,340       258,708       10,652        80,166
Benefit payments.........................  (1,109,924)   (1,626,874)    (368,515)     (668,470)    (140,785)     (159,668)
Payments on termination..................  (5,110,609)   (9,093,240)  (2,159,902)   (3,904,682)    (677,134)   (2,085,211)
Contract maintenance charge..............    (309,961)     (352,916)    (139,056)     (156,929)     (52,563)      (64,766)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,121,864)      131,626   (1,271,930)   (2,447,865)    (275,115)     (815,735)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,527,327)  (10,421,194)  (3,897,063)   (6,919,238)  (1,134,945)   (3,045,214)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   5,954,722   (51,967,989)   3,937,898   (23,687,486)   1,249,253   (12,286,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  61,293,717   113,261,706   24,922,020    48,609,506    8,817,371    21,103,907
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $67,248,439  $ 61,293,717  $28,859,918  $ 24,922,020  $10,066,624  $  8,817,371
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,194,591     6,913,064    2,003,980     2,385,682    1,041,351     1,245,807
       Units issued......................     567,532     1,026,963      235,275       338,004       85,241       168,525
       Units redeemed....................  (1,366,093)   (1,745,436)    (516,031)     (719,706)    (212,959)     (372,981)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,396,030     6,194,591    1,723,224     2,003,980      913,633     1,041,351
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          OPPENHEIMER              PIMCO               PIMCO
                                                     VARIABLE ACCOUNT FUNDS   VARIABLE INSURANCE VARIABLE INSURANCE
                                                    (SERVICE SHARES ("SS"))        TRUST               TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------------  -----------------  ----------------
                                                                                FOREIGN BOND
                                                          OPPENHEIMER           (US DOLLAR-
                                                      STRATEGIC BOND (SS)         HEDGED)          MONEY MARKET
                                                   -------------------------  -----------------  ----------------
                                                       2009         2008       2009      2008      2009      2008
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $(1,248,040) $  4,315,134  $   35   $    46   $  (334)  $   182
Net realized gains (losses).......................  (1,148,406)      940,365     216      (122)       --        --
Change in unrealized gains (losses)...............  16,633,969   (25,350,997)    (12)      (96)       --        --
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from operations.  14,237,523   (20,095,498)    239      (172)     (334)      182
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     137,331       904,080      --        --        --        --
Benefit payments..................................  (2,012,004)   (2,715,846)     --        --        --        --
Payments on termination...........................  (7,537,050)  (15,406,862)     --        --    (4,555)   (2,111)
Contract maintenance charge.......................    (418,122)     (478,725)     (9)      (10)      (57)      (60)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,116,805    (6,081,339)    211    (1,428)    5,736      (417)
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (8,713,040)  (23,778,692)    202    (1,438)    1,124    (2,588)
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................   5,524,483   (43,874,190)    441    (1,610)      790    (2,406)
NET ASSETS AT BEGINNING OF PERIOD.................  93,917,702   137,791,892   1,711     3,321    23,044    25,450
                                                   -----------  ------------  ------   -------   -------   -------
NET ASSETS AT END OF PERIOD....................... $99,442,185  $ 93,917,702  $2,152   $ 1,711   $23,834   $23,044
                                                   ===========  ============  ======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......   7,484,091     9,241,577     149       278     2,152     2,394
       Units issued...............................     947,971     1,585,339      16        --       538       138
       Units redeemed.............................  (1,634,179)   (3,342,824)     (1)     (129)     (432)     (380)
                                                   -----------  ------------  ------   -------   -------   -------
    Units outstanding at end of period............   6,797,883     7,484,091     164       149     2,258     2,152
                                                   ===========  ============  ======   =======   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                       PIMCO                   PIMCO
                                           VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                                                                   PIMCO VIT
                                                                                                    EMERGING
                                              PIMCO TOTAL             PIMCO VIT COMMODITY         MARKETS BOND
                                                 RETURN               REALRETURN STRATEGY       (ADVISOR SHARES)
                                           -----------------------  -----------------------  -----------------------
                                             2009        2008          2009         2008        2009         2008
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    41     $    196     $  130,753  $    92,565  $   47,691   $  47,256
Net realized gains (losses)...............      61          441        127,797      (19,356)    (30,660)      5,773
Change in unrealized gains (losses).......      46         (232)       727,691   (1,914,727)    255,294    (231,932)
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 operations...............................     148          405        986,241   (1,841,518)    272,325    (178,903)
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --           --          3,200       12,387         274      40,387
Benefit payments..........................      --           --        (20,533)     (55,718)    (81,588)     (8,791)
Payments on termination...................  (2,469)     (12,051)      (130,362)    (346,210)    (66,621)   (138,509)
Contract maintenance charge...............      (6)         (26)       (20,642)     (21,923)     (7,180)     (5,163)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     158         (371)     1,118,662    1,669,178     510,215     391,181
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,317)     (12,448)       950,325    1,257,714     355,100     279,105
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,169)     (12,043)     1,936,566     (583,804)    627,425     100,202
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,319       15,362      2,015,059    2,598,863     840,243     740,041
                                            -------     --------    ----------  -----------  ----------   ---------
NET ASSETS AT END OF PERIOD............... $ 1,150     $  3,319     $3,951,625  $ 2,015,059  $1,467,668   $ 840,243
                                            =======     ========    ==========  ===========  ==========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     254        1,213        317,764      226,126      89,915      66,443
       Units issued.......................      11           --        199,905      234,587      64,783      58,565
       Units redeemed.....................    (187)        (959)       (70,483)    (142,949)    (32,222)    (35,093)
                                            -------     --------    ----------  -----------  ----------   ---------
    Units outstanding at end of period....      78          254        447,186      317,764     122,476      89,915
                                            =======     ========    ==========  ===========  ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     PIMCO                     PIMCO
                                           VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST     PREMIER VIT
                                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  ------------------------  --------------------
                                                PIMCO VIT REAL            PIMCO VIT TOTAL            NACM
                                                    RETURN                    RETURN               SMALL CAP
                                               (ADVISOR SHARES)          (ADVISOR SHARES)      PORTFOLIO CLASS I (N)
                                           ------------------------  ------------------------  --------------------
                                               2009         2008         2009         2008       2009       2008
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   107,723  $   192,550  $   969,225  $   699,241  $    (7)   $   (27)
Net realized gains (losses)...............     264,449       60,290    1,214,814      728,364   (1,317)       409
Change in unrealized gains (losses).......     905,157   (1,251,975)     965,028     (815,432)   1,284     (1,308)
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 operations...............................   1,277,329     (999,135)   3,149,067      612,173      (40)      (926)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --       30,174        7,714       48,678       --         --
Benefit payments..........................    (184,642)    (163,367)    (551,249)    (352,413)      --         --
Payments on termination...................  (1,372,176)  (5,479,268)  (3,305,141)  (6,682,491)  (1,207)        --
Contract maintenance charge...............     (47,595)     (41,826)    (155,557)    (109,371)      (3)        (6)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,883,586    4,995,310   11,154,987    5,733,419       --         --
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 contract transactions....................     279,173     (658,977)   7,150,754   (1,362,178)  (1,210)        (6)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,556,502   (1,658,112)  10,299,821     (750,005)  (1,250)      (932)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,164,408    9,822,520   23,111,609   23,861,614    1,250      2,182
                                           -----------  -----------  -----------  -----------   -------    -------
NET ASSETS AT END OF PERIOD............... $ 9,720,910  $ 8,164,408  $33,411,430  $23,111,609  $    --    $ 1,250
                                           ===========  ===========  ===========  ===========   =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     813,514      895,035    2,039,224    2,169,170      120        121
       Units issued.......................     343,530      762,064    1,361,782    1,275,094       --         --
       Units redeemed.....................    (325,172)    (843,585)    (771,733)  (1,405,040)    (120)        (1)
                                           -----------  -----------  -----------  -----------   -------    -------
    Units outstanding at end of period....     831,872      813,514    2,629,273    2,039,224       --        120
                                           ===========  ===========  ===========  ===========   =======    =======

--------
(n)Previously known as Premier VIT NACM Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              PREMIER VIT      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------  ------------------------  ------------------------
                                                                    VT AMERICAN               VT CAPITAL
                                            OPCAP BALANCED       GOVERNMENT INCOME           APPRECIATION
                                           ----------------  ------------------------  ------------------------
                                           2009 (M)   2008       2009         2008     2009 (O)(P)      2008
                                           -------- -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243  $    70  $ 1,194,503  $ 1,504,636  $    86,899  $   (96,909)
Net realized gains (losses)...............  (4,373)     702      341,120     (285,299)  (5,158,463)     480,320
Change in unrealized gains (losses).......   3,911   (3,817)   6,036,751   (1,817,286)   4,619,172   (5,090,637)
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (219)  (3,045)   7,572,374     (597,949)    (452,392)  (4,707,226)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       66,856      306,811          542       22,058
Benefit payments..........................      --       --   (1,122,282)  (1,537,749)     (23,136)    (279,237)
Payments on termination...................    (412)    (505)  (5,609,613)  (9,202,580)     (67,703)  (1,714,929)
Contract maintenance charge...............      (6)     (18)    (108,907)     (96,995)      (3,559)     (27,089)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (5,362)      25    1,016,814    4,798,237   (5,952,301)      87,368
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,780)    (498)  (5,757,132)  (5,732,276)  (6,046,157)  (1,911,829)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,999)  (3,543)   1,815,242   (6,330,225)  (6,498,549)  (6,619,055)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,999    9,542   41,620,916   47,951,141    6,498,549   13,117,604
                                           -------  -------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $    --  $ 5,999  $43,436,158  $41,620,916  $        --  $ 6,498,549
                                           =======  =======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     789      850    3,186,249    3,631,106    1,198,678    1,468,254
       Units issued.......................      --       69      751,302    1,103,162        2,731      153,428
       Units redeemed.....................    (789)    (130)  (1,133,063)  (1,548,019)  (1,201,409)    (423,004)
                                           -------  -------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....      --      789    2,804,488    3,186,249           --    1,198,678
                                           =======  =======  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                                 VT CAPITAL              VT DISCOVERY              VT DIVERSIFIED
                                               OPPORTUNITIES                GROWTH                     INCOME
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008     2009 (P)(Q)      2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (28,238) $   (42,545) $   (10,835) $  (165,428) $ 2,301,132  $  2,854,734
Net realized gains (losses)..............   (312,525)    (384,420)  (3,743,200)   1,397,723   (2,370,454)   (3,433,592)
Change in unrealized gains (losses)......  1,677,276   (1,566,138)   3,600,148   (7,591,844)  17,162,129   (17,648,095)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  1,336,513   (1,993,103)    (153,887)  (6,359,549)  17,092,807   (18,226,953)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,790        5,944        2,091       51,478       77,195        88,432
Benefit payments.........................    (99,511)     (18,743)     (17,944)    (122,965)  (1,249,646)   (2,279,369)
Payments on termination..................   (263,091)    (845,619)     (46,974)  (1,632,798)  (4,994,176)  (13,110,164)
Contract maintenance charge..............    (14,153)     (14,379)      (4,621)     (40,129)    (105,591)     (109,923)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    385,160     (412,488)  (7,161,906)    (571,411)     (92,223)   (2,429,560)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     13,195   (1,285,285)  (7,229,354)  (2,315,825)  (6,364,441)  (17,840,584)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,349,708   (3,278,388)  (7,383,241)  (8,675,374)  10,728,366   (36,067,537)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,065,443    6,343,831    7,383,241   16,058,615   35,080,415    71,147,952
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $4,415,151  $ 3,065,443  $        --  $ 7,383,241  $45,808,781  $ 35,080,415
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    288,971      382,446    2,154,236    2,620,175    3,544,700     4,904,049
       Units issued......................     73,792       55,964        3,212      192,575      470,515       564,167
       Units redeemed....................    (72,662)    (149,439)  (2,157,448)    (658,514)    (991,888)   (1,923,516)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    290,101      288,971           --    2,154,236    3,023,327     3,544,700
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  -------------------------
                                                                             VT THE GEORGE
                                                   VT EQUITY                  PUTNAM FUND              VT GLOBAL ASSET
                                                    INCOME                     OF BOSTON                  ALLOCATION
                                          --------------------------  --------------------------  -------------------------
                                            2009 (R )       2008          2009          2008          2009         2008
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (190,121) $    179,377  $  2,424,498  $  4,445,807  $ 1,242,425  $    937,451
Net realized gains (losses)..............      234,695       561,709    (9,204,960)    2,508,580   (1,512,825)     (319,187)
Change in unrealized gains (losses)......   26,826,357   (11,495,845)   23,141,018   (67,603,096)   8,448,755   (15,765,375)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   26,870,931   (10,754,759)   16,360,556   (60,648,709)   8,178,355   (15,147,111)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      129,160        36,499       128,897       599,250       36,961       221,958
Benefit payments.........................   (1,778,012)     (586,670)   (1,676,705)   (2,921,650)    (406,816)     (517,478)
Payments on termination..................   (7,267,413)   (6,163,850)   (6,340,302)  (24,821,965)  (2,955,678)   (6,688,813)
Contract maintenance charge..............     (370,478)      (71,042)     (276,100)     (335,038)    (119,678)     (127,130)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   64,860,029     3,185,288    (2,592,437)  (11,834,571)   1,319,893      (516,927)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   55,573,286    (3,599,775)  (10,756,647)  (39,313,974)  (2,125,318)   (7,628,390)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   82,444,217   (14,354,534)    5,603,909   (99,962,683)   6,053,037   (22,775,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   20,816,335    35,170,869    76,072,023   176,034,706   26,809,661    49,585,162
                                          ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $103,260,552  $ 20,816,335  $ 81,675,932  $ 76,072,023  $32,862,698  $ 26,809,661
                                          ============  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,857,214     2,131,569     9,817,443    13,314,550    3,028,227     3,663,921
       Units issued......................   15,528,137       533,008       505,002       880,194      477,224       704,806
       Units redeemed....................   (9,394,177)     (807,363)   (1,826,397)   (4,377,301)    (717,943)   (1,340,500)
                                          ------------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508     3,028,227
                                          ============  ============  ============  ============  ===========  ============

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                  VT GLOBAL                  VT GLOBAL                  VT GLOBAL
                                                    EQUITY                HEALTH CARE (S)             UTILITIES (T)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (308,052) $    460,918  $  (470,200) $   (605,693) $   589,538  $    326,944
Net realized gains (losses)..............  (2,986,389)   (4,139,269)   3,220,444     1,019,134      603,026     2,095,659
Change in unrealized gains (losses)......   8,971,464   (18,252,419)   4,460,926    (8,474,211)    (223,334)  (15,970,280)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,677,023   (21,930,770)   7,211,170    (8,060,770)     969,230   (13,547,677)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      26,501        48,835      230,675       147,655      100,655        93,905
Benefit payments.........................    (335,752)   (1,052,789)    (591,459)     (611,672)    (501,833)   (1,191,976)
Payments on termination..................  (1,542,293)   (7,394,089)  (2,651,179)   (6,865,463)  (2,040,282)   (7,238,709)
Contract maintenance charge..............     (91,714)     (106,356)    (144,419)     (141,405)     (70,131)      (87,785)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,222,071)     (883,505)  (1,295,384)   (2,856,415)  (1,154,274)   (1,450,914)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,165,329)   (9,387,904)  (4,451,766)  (10,327,300)  (3,665,865)   (9,875,479)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,511,694   (31,318,674)   2,759,404   (18,388,070)  (2,696,635)  (23,423,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  22,592,805    53,911,479   33,195,230    51,583,300   25,182,271    48,605,427
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $25,104,499  $ 22,592,805  $35,954,634  $ 33,195,230  $22,485,636  $ 25,182,271
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,024,138     5,115,566    3,362,364     4,274,307    2,221,327     2,932,020
       Units issued......................     197,308       350,752      322,301       314,105      250,943       392,549
       Units redeemed....................    (727,866)   (1,442,180)    (752,225)   (1,226,048)    (606,782)   (1,103,242)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   3,493,580     4,024,138    2,932,440     3,362,364    1,865,488     2,221,327
                                          ===========  ============  ===========  ============  ===========  ============

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ---------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                 VT GROWTH                  VT HIGH
                                                     INCOME                  OPPORTUNITIES                 YIELD
                                          ---------------------------  ------------------------  -------------------------
                                              2009           2008          2009         2008         2009         2008
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  2,420,576  $   2,469,102  $   (63,958) $  (188,208) $ 4,654,755  $  5,646,355
Net realized gains (losses)..............  (26,895,996)     7,003,699     (754,686)  (1,335,206)  (3,570,041)   (4,057,758)
Change in unrealized gains (losses)......   69,566,817   (147,922,862)   4,125,145   (4,604,291)  19,461,222   (20,025,902)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   45,091,397   (138,450,061)   3,306,501   (6,127,705)  20,545,936   (18,437,305)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      399,301        578,938       18,515       14,116      163,886       141,295
Benefit payments.........................   (4,975,661)    (7,538,709)     (49,523)    (386,781)  (1,205,669)   (1,475,166)
Payments on termination..................  (15,554,718)   (56,215,165)    (634,515)  (2,106,177)  (5,169,121)  (11,945,961)
Contract maintenance charge..............     (604,615)      (696,967)     (42,224)     (40,883)    (204,190)     (210,065)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,967,941)   (24,597,348)     297,914     (439,481)    (509,645)   (6,033,530)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (27,703,634)   (88,469,251)    (409,833)  (2,959,206)  (6,924,739)  (19,523,427)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   17,387,763   (226,919,312)   2,896,668   (9,086,911)  13,621,197   (37,960,732)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  183,218,770    410,138,082    8,853,194   17,940,105   46,171,737    84,132,469
                                          ------------  -------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $200,606,533  $ 183,218,770  $11,749,862  $ 8,853,194  $59,792,934  $ 46,171,737
                                          ============  =============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   25,666,932     34,906,987    2,985,105    3,714,696    4,230,215     5,637,130
       Units issued......................    1,275,024      1,196,485      370,142      222,391      715,121       517,494
       Units redeemed....................   (5,037,163)   (10,436,540)    (499,577)    (951,982)  (1,242,377)   (1,924,409)
                                          ------------  -------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   21,904,793     25,666,932    2,855,670    2,985,105    3,702,959     4,230,215
                                          ============  =============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  ---------------------------  -------------------------
                                                                                                             VT
                                                                                 VT                    INTERNATIONAL
                                                                           INTERNATIONAL                 GROWTH AND
                                                 VT INCOME                     EQUITY                      INCOME
                                        --------------------------  ---------------------------  -------------------------
                                            2009          2008          2009           2008          2009         2008
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  5,499,363  $  9,804,175  $ (2,065,308) $   1,548,660  $  (344,638) $    267,342
Net realized gains (losses)............   (5,624,894)   (5,682,362)  (17,035,142)    30,656,640   (3,831,100)    6,916,142
Change in unrealized gains
 (losses)..............................   45,504,357   (45,213,517)   47,135,096   (156,905,622)   9,678,938   (33,659,268)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   45,378,826   (41,091,704)   28,034,646   (124,700,322)   5,503,200   (26,475,784)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      149,198       502,259       202,024        832,065       94,286        90,190
Benefit payments.......................   (3,090,112)   (4,457,175)   (2,493,311)    (4,480,221)    (412,195)     (785,172)
Payments on termination................  (13,413,258)  (28,011,475)   (9,308,243)   (34,556,848)  (2,032,522)   (9,067,553)
Contract maintenance charge............     (468,620)     (506,314)     (503,105)      (606,687)     (98,854)     (124,145)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (3,854,729)  (14,395,185)   (6,121,686)   (11,283,010)  (1,036,516)   (3,120,413)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,677,521)  (46,867,890)  (18,224,321)   (50,094,701)  (3,485,801)  (13,007,093)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   24,701,305   (87,959,594)    9,810,325   (174,795,023)   2,017,399   (39,482,877)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,751,216   200,710,810   139,838,903    314,633,926   26,204,690    65,687,567
                                        ------------  ------------  ------------  -------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $137,452,521  $112,751,216  $149,649,228  $ 139,838,903  $28,222,089  $ 26,204,690
                                        ============  ============  ============  =============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   12,142,900    16,149,283    15,306,614     19,162,030    2,828,593     3,773,162
       Units issued....................    1,588,901     1,781,726     1,215,515      1,661,234      265,190       305,941
       Units redeemed..................   (3,483,786)   (5,788,109)   (3,191,603)    (5,516,650)    (642,551)   (1,250,510)
                                        ------------  ------------  ------------  -------------  -----------  ------------
    Units outstanding at end of
     period............................   10,248,015    12,142,900    13,330,526     15,306,614    2,451,232     2,828,593
                                        ============  ============  ============  =============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                                      VT
                                                INTERNATIONAL
                                                     NEW                                               VT MID CAP
                                                OPPORTUNITIES               VT INVESTORS                  VALUE
                                          -------------------------  -------------------------  ------------------------
                                              2009         2008        2009 (O)       2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    14,133  $     57,539  $  (135,089) $   (997,151) $   (74,277) $  (112,016)
Net realized gains (losses)..............    (519,126)      969,748   (5,913,033)   (8,059,324)  (1,615,013)   1,552,847
Change in unrealized gains (losses)......   6,546,075   (16,167,524)  23,182,069   (35,326,779)   3,899,838   (7,537,402)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,041,082   (15,140,237)  17,133,947   (44,383,254)   2,210,548   (6,096,571)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,324       152,980      145,085       199,854        6,295       35,848
Benefit payments.........................     (88,264)     (363,232)  (1,175,659)   (2,375,832)     593,126     (285,488)
Payments on termination..................  (1,083,565)   (3,803,137)  (4,760,972)  (18,120,960)  (1,273,262)  (2,533,071)
Contract maintenance charge..............     (93,096)      (99,632)    (257,862)     (268,886)     (28,978)     (35,362)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (588,682)   (1,919,618)   2,282,812    (6,209,535)    (602,986)    (519,260)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,798,283)   (6,032,639)  (3,766,596)  (26,775,359)  (1,305,805)  (3,337,333)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,242,799   (21,172,876)  13,367,351   (71,158,613)     904,743   (9,433,904)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,318,875    39,491,751   57,782,366   128,940,979    7,112,828   16,546,732
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $22,561,674  $ 18,318,875  $71,149,717  $ 57,782,366  $ 8,017,571  $ 7,112,828
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,503,412     3,052,613   10,758,957    14,392,675      686,279      899,790
       Units issued......................     158,385       312,951    2,433,958       720,645      149,905      185,942
       Units redeemed....................    (398,647)     (862,152)  (2,832,262)   (4,354,363)    (272,152)    (399,453)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,263,150     2,503,412   10,360,653    10,758,957      564,032      686,279
                                          ===========  ============  ===========  ============  ===========  ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  -------------------------  --------------------------
                                                 VT MONEY                     VT NEW
                                                  MARKET                  OPPORTUNITIES               VT NEW VALUE
                                        --------------------------  -------------------------  --------------------------
                                            2009          2008        2009 (Q)       2008      2009 (P)(R )      2008
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,868,665) $  1,689,351  $  (521,946) $   (939,161) $  1,858,739  $    494,415
Net realized gains (losses)............           --            --   (6,606,420)   (8,442,020)  (82,689,825)   15,989,563
Change in unrealized gains
 (losses)..............................           --            --   21,314,340   (22,247,489)   76,611,056   (83,898,957)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (1,868,665)    1,689,351   14,185,974   (31,628,670)   (4,220,030)  (67,414,979)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      366,510     2,447,045      165,423       440,354         9,522       713,210
Benefit payments.......................   (2,826,480)  (10,573,553)    (927,864)   (1,537,239)     (156,923)   (2,256,424)
Payments on termination................  (43,939,183)  (77,078,223)  (3,818,655)  (10,286,626)     (785,299)  (18,861,175)
Contract maintenance charge............     (623,525)     (633,586)    (245,688)     (235,587)      (31,721)     (380,864)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   31,722,543    85,934,212    4,547,796    (4,216,996)  (67,622,054)   (3,986,566)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (15,300,135)       95,895     (278,988)  (15,836,094)  (68,586,475)  (24,771,819)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (17,168,800)    1,785,246   13,906,986   (47,464,764)  (72,806,505)  (92,186,798)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  159,604,535   157,819,289   44,020,269    91,485,033    72,806,505   164,993,303
                                        ------------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $142,435,735  $159,604,535  $57,927,255  $ 44,020,269  $         --  $ 72,806,505
                                        ============  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,696,768    14,737,011    8,464,893    10,619,576     8,325,791    10,279,598
       Units issued....................   10,168,754    14,154,913    2,407,637       339,367        42,749     1,228,105
       Units redeemed..................  (11,476,508)  (14,195,156)  (2,253,891)   (2,494,050)   (8,368,540)   (3,181,912)
                                        ------------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   13,389,014    14,696,768    8,618,639     8,464,893            --     8,325,791
                                        ============  ============  ===========  ============  ============  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                   VT OTC &
                                                   EMERGING                                             VT SMALL CAP
                                                    GROWTH                   VT RESEARCH                   VALUE
                                          --------------------------  -------------------------  -------------------------
                                           2009 (U)(P)      2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (19,203) $   (270,717) $   (75,518) $   (177,950) $   122,640  $     24,796
Net realized gains (losses)..............  (16,084,530)   (2,477,730)  (2,243,204)   (1,565,783)  (7,251,296)   14,329,837
Change in unrealized gains (losses)......   15,748,401    (8,369,568)  11,170,771   (21,222,133)  19,944,310   (51,334,649)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................     (355,332)  (11,118,015)   8,852,049   (22,965,866)  12,815,654   (36,980,016)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       11,322        39,431      186,488       277,809       61,750       194,910
Benefit payments.........................       (8,038)     (317,190)    (684,671)   (1,285,107)  (1,023,275)   (1,685,020)
Payments on termination..................     (129,878)   (2,873,578)  (2,497,226)   (8,488,371)  (3,961,517)  (14,074,989)
Contract maintenance charge..............       (7,684)      (79,566)    (125,492)     (140,041)    (123,364)     (146,649)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (11,504,843)     (651,755)  (1,689,001)   (2,564,193)  (2,015,207)   (6,860,214)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (11,639,121)   (3,882,658)  (4,809,902)  (12,199,903)  (7,061,613)  (22,571,962)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,994,453)  (15,000,673)   4,042,147   (35,165,769)   5,754,041   (59,551,978)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   11,994,453    26,995,126   31,642,071    66,807,840   49,461,588   109,013,566
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $ 11,994,453  $35,684,218  $ 31,642,071  $55,215,629  $ 49,461,588
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,304,416     5,171,588    5,038,351     6,451,601    4,400,592     5,748,770
       Units issued......................       40,438       337,890      304,833       267,504      395,143       303,802
       Units redeemed....................   (4,344,854)   (1,205,062)  (1,014,519)   (1,680,754)    (975,125)   (1,651,980)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................           --     4,304,416    4,328,665     5,038,351    3,820,610     4,400,592
                                          ============  ============  ===========  ============  ===========  ============

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     RIDGEWORTH VARIABLE TRUST
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  ---------------------------  ------------------------
                                                                                                    RIDGEWORTH LARGE CAP
                                                   VT VISTA                   VT VOYAGER                 CORE EQUITY
                                          -------------------------  ---------------------------  ------------------------
                                            2009 (U)       2008          2009           2008        2009 (M)       2008
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (561,785) $   (676,852) $   (834,048) $  (2,571,289) $     4,733  $   (14,344)
Net realized gains (losses)..............  (2,755,515)   (2,564,395)  (12,527,604)   (21,618,630)  (1,057,592)     172,687
Change in unrealized gains (losses)......  16,842,787   (23,245,175)   77,780,458    (55,684,831)     954,967   (1,340,082)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  13,525,487   (26,486,422)   64,418,806    (79,874,750)     (97,892)  (1,181,739)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      71,339       148,843       309,102      1,057,491           --        3,954
Benefit payments.........................    (761,648)   (1,222,694)   (2,573,146)    (3,866,547)     (11,689)     (36,851)
Payments on termination..................  (2,582,139)   (8,520,670)  (10,306,977)   (29,536,252)    (108,699)    (669,377)
Contract maintenance charge..............    (196,512)     (154,217)     (554,148)      (558,766)        (962)      (3,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   9,403,944    (4,710,809)   (5,817,188)   (15,911,293)  (1,352,703)    (190,264)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   5,934,984   (14,459,547)  (18,942,357)   (48,815,367)  (1,474,053)    (896,497)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  19,460,471   (40,945,969)   45,476,449   (128,690,117)  (1,571,945)  (2,078,236)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,890,611    68,836,580   115,941,904    244,632,021    1,571,945    3,650,181
                                          -----------  ------------  ------------  -------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $47,351,082  $ 27,890,611  $161,418,353  $ 115,941,904  $        --  $ 1,571,945
                                          ===========  ============  ============  =============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,905,921     6,528,296    19,902,868     26,242,472      186,504      268,856
       Units issued......................   3,050,326       249,491     1,601,328        865,840        1,576       12,375
       Units redeemed....................  (1,696,580)   (1,871,866)   (4,222,425)    (7,205,444)    (188,080)     (94,727)
                                          -----------  ------------  ------------  -------------  -----------  -----------
    Units outstanding at end of
     period..............................   6,259,667     4,905,921    17,281,771     19,902,868           --      186,504
                                          ===========  ============  ============  =============  ===========  ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                             RIDGEWORTH LARGE CAP      RIDGEWORTH LARGE CAP       RIDGEWORTH MID CAP
                                                 GROWTH STOCK              VALUE EQUITY               CORE EQUITY
                                           ------------------------  ------------------------  ------------------------
                                             2009 (M)       2008       2009 (M)       2008       2009 (M)       2008
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    30,460  $  (129,495) $    54,226  $    79,237  $    10,249  $   (34,524)
Net realized gains (losses)...............  (5,136,455)   1,156,452   (2,945,626)   1,316,158   (2,180,130)     230,417
Change in unrealized gains (losses).......   5,112,992   (6,584,834)   2,323,580   (5,893,361)   2,075,372   (2,309,650)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................       6,997   (5,557,877)    (567,820)  (4,497,966)     (94,509)  (2,113,757)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         545       13,497        1,815        9,512        1,483        6,951
Benefit payments..........................    (101,475)    (224,112)    (113,189)    (280,590)     (45,258)     (79,906)
Payments on termination...................    (475,003)  (2,507,666)    (450,723)  (2,499,605)    (165,391)    (819,254)
Contract maintenance charge...............      (2,469)      (8,431)      (2,548)      (8,518)        (564)      (2,832)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (6,205,732)    (448,280)  (6,640,517)    (407,248)  (2,301,597)    (220,608)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (6,784,134)  (3,174,992)  (7,205,162)  (3,186,449)  (2,511,327)  (1,115,649)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (6,777,137)  (8,732,869)  (7,772,982)  (7,684,415)  (2,605,836)  (3,229,406)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   6,777,137   15,510,006    7,772,982   15,457,397    2,605,836    5,835,242
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 6,777,137  $        --  $ 7,772,982  $        --  $ 2,605,836
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     545,799      754,937      533,819      710,758      247,895      331,340
       Units issued.......................       2,010       28,773        3,644       14,076        4,605        7,295
       Units redeemed.....................    (547,809)    (237,911)    (537,463)    (191,015)    (252,500)     (90,740)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      545,799           --      533,819           --      247,895
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        THE UNIVERSAL
                                                      RIDGEWORTH VARIABLE    RYDEX VARIABLE TRUST INSTITUTIONAL FUNDS, INC.
                                                       TRUST SUB-ACCOUNT       SUB-ACCOUNT               SUB-ACCOUNT
                                                   ------------------------  -------------------  -------------------------
                                                          RIDGEWORTH         RYDEX VT NASDAQ
                                                           SMALL CAP               100                  VAN KAMPEN UIF
                                                         VALUE EQUITY         STRATEGY FUND             CAPITAL GROWTH
                                                   ------------------------  -------------------  -------------------------
                                                     2009 (M)       2008      2009       2008         2009         2008
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $     8,428  $     7,808  $  (1)    $   (29)   $  (421,636) $   (559,103)
Net realized gains (losses).......................  (4,025,900)   1,091,462   (271)        339       (854,750)    1,057,160
Change in unrealized gains (losses)...............   4,014,617   (3,295,139)   231      (1,604)    13,956,146   (24,854,278)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from operations.      (2,855)  (2,195,869)   (41)     (1,294)    12,679,760   (24,356,221)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         365        6,911     --          --         21,833       166,317
Benefit payments..................................     (30,047)     (56,464)    --          --       (967,776)     (964,319)
Payments on termination...........................    (176,928)  (1,458,312)  (590)     (4,685)    (2,081,140)   (5,438,274)
Contract maintenance charge.......................      (4,700)      (9,304)    --          (5)       (55,720)      (58,502)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (3,277,000)    (755,615)    --          --     (2,058,894)   (1,897,253)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (3,488,310)  (2,272,784)  (590)     (4,690)    (5,141,697)   (8,192,031)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (3,491,165)  (4,468,653)  (631)     (5,984)     7,538,063   (32,548,252)
NET ASSETS AT BEGINNING OF PERIOD.................   3,491,165    7,959,818    631       6,615     22,578,124    55,126,376
                                                   -----------  -----------   -----     -------   -----------  ------------
NET ASSETS AT END OF PERIOD....................... $        --  $ 3,491,165  $  --     $   631    $30,116,187  $ 22,578,124
                                                   ===========  ===========   =====     =======   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period......     239,174      350,845     73         435      3,844,300     4,747,906
       Units issued...............................      29,765        7,584     --          --        158,709       523,129
       Units redeemed.............................    (268,939)    (119,255)   (73)       (362)      (835,214)   (1,426,735)
                                                   -----------  -----------   -----     -------   -----------  ------------
    Units outstanding at end of period............          --      239,174     --          73      3,167,795     3,844,300
                                                   ===========  ===========   =====     =======   ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      THE UNIVERSAL              THE UNIVERSAL          THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                       SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                                 ------------------------  -------------------------  ------------------------
                                                     VAN KAMPEN UIF              VAN KAMPEN UIF         VAN KAMPEN UIF
                                                        CORE PLUS                   EMERGING                GLOBAL
                                                      FIXED INCOME               MARKETS EQUITY          VALUE EQUITY
                                                 ------------------------  -------------------------  ------------------------
                                                    2009         2008          2009         2008        2009         2008
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   79,233   $   40,414   $  (470,992) $   (726,490) $   930      $    434
Net realized gains (losses).....................    (35,618)     (29,939)   (1,722,004)   15,199,742   (8,603)       10,707
Change in unrealized gains (losses).............     37,367     (176,388)   16,865,660   (47,927,754)   8,650       (29,817)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from
 operations.....................................     80,982     (165,913)   14,672,664   (33,454,502)     977       (18,676)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --           --        52,739        38,894       --            --
Benefit payments................................    (73,752)    (101,189)     (670,183)     (560,601)      --            --
Payments on termination.........................   (216,128)    (223,597)   (1,484,809)   (8,313,929)  (8,608)       (3,823)
Contract maintenance charge.....................       (371)        (389)      (14,126)      (15,069)     (27)          (39)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    453,112     (288,286)    2,046,838    (2,076,193)     275          (626)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from contract
 transactions...................................    162,861     (613,461)      (69,541)  (10,926,898)  (8,360)       (4,488)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    243,843     (779,374)   14,603,123   (44,381,400)  (7,383)      (23,164)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    993,450    1,772,824    22,241,663    66,623,063   26,533        49,697
                                                 ----------   ----------   -----------  ------------    -------     --------
NET ASSETS AT END OF PERIOD..................... $1,237,293   $  993,450   $36,844,786  $ 22,241,663  $19,150      $ 26,533
                                                 ==========   ==========   ===========  ============    =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     87,884      138,973     1,971,083     2,501,960    3,004         3,318
       Units issued.............................     41,539        1,555       341,586       242,129       25            55
       Units redeemed...........................    (27,540)     (52,644)     (364,051)     (773,006)  (1,190)         (369)
                                                 ----------   ----------   -----------  ------------    -------     --------
    Units outstanding at end of period..........    101,883       87,884     1,948,618     1,971,083    1,839         3,004
                                                 ==========   ==========   ===========  ============    =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   THE UNIVERSAL                 THE UNIVERSAL              THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                    SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                                 ------------------------  -------------------------  -------------------------
                                                                                 VAN KAMPEN UIF
                                                  VAN KAMPEN UIF                 INTERNATIONAL              VAN KAMPEN UIF
                                                    HIGH YIELD                       MAGNUM                 MID CAP GROWTH
                                                 ------------------------  -------------------------  -------------------------
                                                   2009         2008           2009         2008          2009         2008
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   367      $   639      $   236,823  $    436,006  $  (302,720) $   (237,716)
Net realized gains (losses).....................     343          379       (2,203,933)    2,996,354   (1,855,359)    7,622,383
Change in unrealized gains (losses).............   1,081       (3,104)       6,446,903   (19,163,731)  10,006,419   (23,201,476)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations.....................................   1,791       (2,086)       4,479,793   (15,731,371)   7,848,340   (15,816,809)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --           --            3,598        38,644        2,909        36,385
Benefit payments................................      --           --         (704,021)     (729,282)    (542,405)     (876,195)
Payments on termination.........................  (1,244)      (1,097)      (1,162,455)   (4,891,704)  (1,447,449)   (4,217,896)
Contract maintenance charge.....................     (14)         (17)          (8,980)      (10,081)      (8,448)       (8,723)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (31)        (442)        (180,899)     (362,661)    (682,349)   (1,238,388)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...................................  (1,289)      (1,556)      (2,052,757)   (5,955,084)  (2,677,742)   (6,304,817)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     502       (3,642)       2,427,036   (21,686,455)   5,170,598   (22,121,626)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   5,342        8,984       16,897,093    38,583,548   16,009,889    38,131,515
                                                   -------      -------    -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD..................... $ 5,844      $ 5,342      $19,324,129  $ 16,897,093  $21,180,487  $ 16,009,889
                                                   =======      =======    ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     504          644        2,241,569     2,796,650    1,673,653     2,085,370
       Units issued.............................       2          103          292,875       276,521      162,884       208,778
       Units redeemed...........................    (112)        (243)        (554,437)     (831,602)    (412,916)     (620,495)
                                                   -------      -------    -----------  ------------  -----------  ------------
    Units outstanding at end of period..........     394          504        1,980,007     2,241,569    1,423,621     1,673,653
                                                   =======      =======    ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 THE UNIVERSAL              THE UNIVERSAL           THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------------  -------------------------  ------------------------
                                                 VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  U.S. MID CAP                U.S. REAL             VAN KAMPEN UIF
                                                     VALUE                      ESTATE                  VALUE
                                           -------------------------  -------------------------  ------------------------
                                               2009         2008          2009         2008        2009          2008
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (213,859) $   (698,025) $   308,322  $    606,872  $  1,340     $   2,992
Net realized gains (losses)...............  (6,117,575)   23,613,993   (3,040,544)   13,372,956   (19,772)       (1,945)
Change in unrealized gains (losses).......  23,337,971   (64,554,584)   7,591,218   (27,749,353)   38,152       (74,650)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations...............................  17,006,537   (41,638,616)   4,858,996   (13,769,525)   19,720       (73,603)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,324       108,137        8,605        67,909        --            --
Benefit payments..........................  (1,190,807)   (1,614,256)    (587,251)     (740,885)   (8,799)      (24,376)
Payments on termination...................  (4,089,817)  (15,632,639)  (1,507,079)   (7,395,946)  (14,641)      (57,624)
Contract maintenance charge...............     (67,999)      (76,780)     (10,493)      (12,443)      (96)          (99)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (2,310,798)   (7,130,375)     136,011    (4,170,629)   (7,590)      (11,169)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions....................  (7,607,097)  (24,345,913)  (1,960,207)  (12,251,994)  (31,126)      (93,268)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   9,399,440   (65,984,529)   2,898,789   (26,021,519)  (11,406)     (166,871)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  51,011,886   116,996,415   20,587,876    46,609,395    85,574       252,445
                                           -----------  ------------  -----------  ------------   --------     ---------
NET ASSETS AT END OF PERIOD............... $60,411,326  $ 51,011,886  $23,486,665  $ 20,587,876  $ 74,168     $  85,574
                                           ===========  ============  ===========  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,830,452     7,725,721    1,251,391     1,726,345     9,106        17,265
       Units issued.......................     249,627       369,799      140,467       101,367     1,056           235
       Units redeemed.....................  (1,041,830)   (2,265,068)    (257,945)     (576,321)   (4,047)       (8,394)
                                           -----------  ------------  -----------  ------------   --------     ---------
    Units outstanding at end of period....   5,038,249     5,830,452    1,133,913     1,251,391     6,115         9,106
                                           ===========  ============  ===========  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   --------------------------  -------------------------
                                                                           VAN KAMPEN UIF               VAN KAMPEN UIF
                                                VAN KAMPEN UIF                EMERGING                     EMERGING
                                          CAPITAL GROWTH (CLASS II)    MARKETS DEBT (CLASS II)    MARKETS EQUITY (CLASS II)
                                          -------------------------   --------------------------  -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (138,990)  $   (219,661) $ 1,258,989   $ 1,374,430   $  (247,022)  $   (442,670)
Net realized gains (losses)..............    (145,309)       407,488     (854,602)      (55,857)   (1,491,340)     8,535,830
Change in unrealized gains (losses)......   4,439,121     (8,507,557)   4,474,082    (5,565,198)    9,374,581    (27,939,017)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 operations..............................   4,154,822     (8,319,730)   4,878,469    (4,246,625)    7,636,219    (19,845,857)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,402         19,611       55,476       210,877        19,403         25,704
Benefit payments.........................    (187,051)      (961,364)    (407,058)     (186,771)     (215,169)      (202,464)
Payments on termination..................    (650,132)      (982,266)  (1,918,285)   (3,391,622)   (1,548,340)    (6,091,790)
Contract maintenance charge..............     (32,384)       (35,805)    (100,875)     (109,214)      (89,861)      (125,593)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,974)      (972,853)     625,427    (2,120,539)      546,883     (3,153,369)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,599,139)    (2,932,677)  (1,745,315)   (5,597,269)   (1,287,084)    (9,547,512)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,555,683    (11,252,407)   3,133,154    (9,843,894)    6,349,135    (29,393,369)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,452,124     18,704,531   18,941,693    28,785,587    12,285,904     41,679,273
                                          -----------   ------------  -----------   -----------   -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $10,007,807   $  7,452,124  $22,074,847   $18,941,693   $18,635,039   $ 12,285,904
                                          ===========   ============  ===========   ===========   ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     921,448      1,145,736    1,264,082     1,611,492       654,269        945,069
       Units issued......................      33,240        142,882      162,499       153,771        92,308         64,436
       Units redeemed....................    (198,349)      (367,170)    (278,202)     (501,181)     (153,251)      (355,236)
                                          -----------   ------------  -----------   -----------   -----------   ------------
    Units outstanding at end of
     period..............................     756,339        921,448    1,148,379     1,264,082       593,326        654,269
                                          ===========   ============  ===========   ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       THE UNIVERSAL
                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL      INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------   -------------------------   -----------------------
                                                VAN KAMPEN UIF              VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  EQUITY AND                    GLOBAL                  INT'L GROWTH
                                              INCOME (CLASS II)          FRANCHISE (CLASS II)        EQUITY (CLASS II)
                                          -------------------------   -------------------------   -----------------------
                                              2009          2008          2009          2008         2009         2008
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   567,693   $    507,706  $ 4,287,072   $     68,425  $  (30,265) $   (71,686)
Net realized gains (losses)..............  (2,050,677)       889,973     (160,330)     4,898,031    (303,664)     (65,365)
Change in unrealized gains (losses)......  10,222,886    (18,767,451)  12,292,926    (37,643,881)  1,389,961   (2,475,294)
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   8,739,902    (17,369,772)  16,419,668    (32,677,425)  1,056,032   (2,612,345)
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      37,426        384,086       37,579        363,891          --       54,420
Benefit payments.........................  (1,300,853)    (1,622,106)  (1,215,180)    (1,224,761)    (68,286)     (40,021)
Payments on termination..................  (4,480,323)    (9,435,717)  (5,275,710)   (11,057,698)   (150,007)    (426,249)
Contract maintenance charge..............    (178,749)      (206,201)    (323,204)      (377,184)    (23,503)     (21,536)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (271,234)    (5,536,936)  (2,797,877)    (7,026,071)    160,242      895,829
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,193,733)   (16,416,874)  (9,574,392)   (19,321,823)    (81,554)     462,443
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,546,169    (33,786,646)   6,845,276    (51,999,248)    974,478   (2,149,902)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,934,132     81,720,778   67,172,026    119,171,274   3,061,925    5,211,827
                                          -----------   ------------  -----------   ------------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $50,480,301   $ 47,934,132  $74,017,302   $ 67,172,026  $4,036,403  $ 3,061,925
                                          ===========   ============  ===========   ============  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,556,043      5,858,010    5,440,415      6,729,214     502,258      432,590
       Units issued......................     456,334        645,822      355,038        612,502     129,131      228,618
       Units redeemed....................  (1,031,012)    (1,947,789)  (1,102,542)    (1,901,301)   (138,026)    (158,950)
                                          -----------   ------------  -----------   ------------  ----------  -----------
    Units outstanding at end of
     period..............................   3,981,365      4,556,043    4,692,911      5,440,415     493,363      502,258
                                          ===========   ============  ===========   ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   -------------------------   -------------------------
                                                                            VAN KAMPEN UIF              VAN KAMPEN UIF
                                                VAN KAMPEN UIF              SMALL COMPANY                U.S. MID CAP
                                          MID CAP GROWTH (CLASS II)       GROWTH (CLASS II)            VALUE (CLASS II)
                                          -------------------------   -------------------------   -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (504,647)  $   (447,632) $  (211,978)  $   (286,107) $  (206,452)  $   (555,740)
Net realized gains (losses)..............  (4,365,672)    10,722,001   (1,065,192)     1,148,490   (6,463,315)    15,734,906
Change in unrealized gains (losses)......  18,035,301    (36,884,476)   5,880,984     (9,586,835)  20,023,617    (45,707,511)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 operations..............................  13,164,982    (26,610,107)   4,603,814     (8,724,452)  13,353,850    (30,528,345)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     110,096        281,192       23,798         44,758       24,092        251,709
Benefit payments.........................    (600,001)      (606,140)    (344,163)      (288,681)    (979,497)    (1,145,180)
Payments on termination..................  (2,648,763)    (7,918,613)    (778,472)    (1,508,482)  (2,879,570)    (6,986,003)
Contract maintenance charge..............    (179,900)      (216,008)     (65,515)       (67,225)    (226,001)      (263,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (3,346,215)       106,184     (379,140)    (1,018,101)  (3,566,628)      (386,941)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (6,664,783)    (8,353,385)  (1,543,492)    (2,837,731)  (7,627,604)    (8,530,157)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   6,500,199    (34,963,492)   3,060,322    (11,562,183)   5,726,246    (39,058,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,843,283     62,806,775   11,621,636     23,183,819   40,747,228     79,805,730
                                          -----------   ------------  -----------   ------------  -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $34,343,482   $ 27,843,283  $14,681,958   $ 11,621,636  $46,473,474   $ 40,747,228
                                          ===========   ============  ===========   ============  ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,169,916      3,587,382    1,011,155      1,182,095    3,723,846      4,183,056
       Units issued......................     334,259      1,079,923      110,037         99,059      228,872        667,512
       Units redeemed....................    (984,333)    (1,497,389)    (234,981)      (269,999)    (843,648)    (1,126,722)
                                          -----------   ------------  -----------   ------------  -----------   ------------
    Units outstanding at end of
     period..............................   2,519,842      3,169,916      886,211      1,011,155    3,109,070      3,723,846
                                          ===========   ============  ===========   ============  ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL      VAN KAMPEN LIFE            VAN KAMPEN LIFE
                                            FUNDS, INC. (CLASS II)         INVESTMENT TRUST           INVESTMENT TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                VAN KAMPEN UIF
                                                   U.S. REAL
                                               ESTATE (CLASS II)          LIT CAPITAL GROWTH            LIT COMSTOCK
                                          --------------------------  -------------------------  -------------------------
                                              2009          2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    618,977  $    798,200  $  (320,260) $   (330,647) $ 1,239,358  $    717,825
Net realized gains (losses)..............  (12,864,734)   22,622,835   (2,264,622)   (1,837,373)  (3,503,709)    1,940,202
Change in unrealized gains (losses)......   24,898,064   (51,361,578)  13,534,015   (17,725,762)  11,005,018   (27,195,100)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   12,652,307   (27,940,543)  10,949,133   (19,893,782)   8,740,667   (24,537,073)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       68,431       272,405       28,709       268,457       76,481        51,191
Benefit payments.........................     (931,097)   (1,208,293)    (651,738)     (856,061)  (1,419,372)   (1,484,499)
Payments on termination..................   (3,184,357)   (8,209,237)  (1,634,940)   (4,587,830)  (3,019,699)   (8,901,669)
Contract maintenance charge..............     (247,036)     (310,116)     (25,973)      (28,621)     (24,276)      (29,015)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,583,564)   (3,536,483)  (1,099,637)   (1,504,129)  (2,060,414)   (5,643,692)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (8,877,623)  (12,991,724)  (3,383,579)   (6,708,184)  (6,447,280)  (16,007,684)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    3,774,684   (40,932,267)   7,565,554   (26,601,966)   2,293,387   (40,544,757)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   47,539,474    88,471,741   18,810,257    45,412,223   38,124,904    78,669,661
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,314,158  $ 47,539,474  $26,375,811  $ 18,810,257  $40,418,291  $ 38,124,904
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,316,683     3,775,593    3,875,954     4,616,891    4,330,573     5,663,574
       Units issued......................      659,868       781,237      224,345       304,861      287,123       262,657
       Units redeemed....................   (1,146,055)   (1,240,147)    (761,687)   (1,045,798)    (996,102)   (1,595,658)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    2,830,496     3,316,683    3,338,612     3,875,954    3,621,594     4,330,573
                                          ============  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                     VAN KAMPEN
                                               VAN KAMPEN LIFE          VAN KAMPEN LIFE           LIFE INVESTMENT
                                              INVESTMENT TRUST         INVESTMENT TRUST           TRUST (CLASS II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------  ------------------------  -------------------------
                                                                                                    LIT CAPITAL
                                               LIT GOVERNMENT          LIT MONEY MARKET          GROWTH (CLASS II)
                                           ----------------------  ------------------------  -------------------------
                                              2009        2008       2009 (V)       2008         2009         2008
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   49,859  $   42,175  $   (48,189) $    22,958  $  (532,609) $   (692,142)
Net realized gains (losses)...............    (10,067)    (10,048)          --           --   (1,087,895)      969,923
Change in unrealized gains (losses).......    (46,509)    (33,141)          --           --   16,603,977   (27,932,825)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations...............................     (6,717)     (1,014)     (48,189)      22,958   14,983,473   (27,655,044)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      2,827       4,490       25,128       32,583       42,388       149,184
Benefit payments..........................     (3,199)         --           --      (56,836)    (534,928)     (543,110)
Payments on termination...................   (151,222)   (207,185)  (1,383,915)  (1,664,249)  (1,831,602)   (6,723,619)
Contract maintenance charge...............       (736)       (786)      (6,797)      (7,801)    (107,115)     (117,540)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (111,412)    (28,667)  (2,271,248)   1,978,427   (2,073,733)   (2,461,863)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions....................   (263,742)   (232,148)  (3,636,832)     282,124   (4,504,990)   (9,696,948)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (270,459)   (233,162)  (3,685,021)     305,082   10,478,483   (37,351,992)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,172,195   1,405,357    3,685,021    3,379,939   26,105,452    63,457,444
                                           ----------  ----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............... $  901,736  $1,172,195  $        --  $ 3,685,021  $36,583,935  $ 26,105,452
                                           ==========  ==========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     96,359     116,043      318,896      294,148    4,416,207     5,416,063
       Units issued.......................     22,463      18,809      196,744      284,643      205,261       513,990
       Units redeemed.....................    (44,511)    (38,493)    (515,640)    (259,895)    (843,117)   (1,513,846)
                                           ----------  ----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period....     74,311      96,359           --      318,896    3,778,351     4,416,207
                                           ==========  ==========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   VAN KAMPEN                  VAN KAMPEN                 VAN KAMPEN
                                                LIFE INVESTMENT             LIFE INVESTMENT            LIFE INVESTMENT
                                                TRUST (CLASS II)            TRUST (CLASS II)           TRUST (CLASS II)
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  -------------------------
                                                                         LIT GROWTH AND INCOME        LIT MID CAP GROWTH
                                            LIT COMSTOCK (CLASS II)            (CLASS II)                 (CLASS II)
                                          ---------------------------  -------------------------  -------------------------
                                              2009           2008          2009         2008          2009         2008
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,823,770  $   1,531,658  $ 1,645,256  $    318,418  $  (182,196) $   (259,356)
Net realized gains (losses)..............  (11,337,107)     7,009,730   (4,296,229)    3,115,976   (1,482,457)    5,425,218
Change in unrealized gains (losses)......   42,579,696   (104,699,949)  19,943,191   (50,606,944)   6,321,039   (14,096,010)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   35,066,359    (96,158,561)  17,292,218   (47,172,550)   4,656,386    (8,930,148)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       61,771        600,481      125,468       448,881       14,287        75,220
Benefit payments.........................   (3,746,540)    (3,911,096)  (1,954,481)   (2,639,827)    (150,466)      (56,023)
Payments on termination..................  (11,256,863)   (33,375,062)  (6,343,504)  (15,257,592)    (675,266)   (2,751,310)
Contract maintenance charge..............     (536,141)      (658,891)    (418,891)     (491,515)     (45,555)      (47,227)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,364,646)   (15,139,508)  (1,135,780)   (7,226,819)    (108,771)     (122,616)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (21,842,419)   (52,484,076)  (9,727,188)  (25,166,872)    (965,771)   (2,901,956)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   13,223,940   (148,642,637)   7,565,030   (72,339,422)   3,690,615   (11,832,104)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  149,245,690    297,888,327   84,836,686   157,176,108    9,250,198    21,082,302
                                          ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $162,469,630  $ 149,245,690  $92,401,716  $ 84,836,686  $12,940,813  $  9,250,198
                                          ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,334,172     20,552,912    7,078,488     8,749,257    1,132,497     1,352,937
       Units issued......................      915,827      1,382,696      681,845       678,700      127,131       177,557
       Units redeemed....................   (3,169,248)    (5,601,436)  (1,444,987)   (2,349,469)    (228,779)     (397,997)
                                          ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...   14,080,751     16,334,172    6,315,346     7,078,488    1,030,849     1,132,497
                                          ============  =============  ===========  ============  ===========  ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          VAN KAMPEN
                                                                       LIFE INVESTMENT
                                                                       TRUST (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                          LIT MONEY
                                                                      MARKET (CLASS II)
                                                                  -------------------------
                                                                    2009 (V)        2008
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (492,553) $    57,700
Net realized gains (losses)......................................           --           --
Change in unrealized gains (losses)..............................           --           --
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................     (492,553)      57,700
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       34,543      495,967
Benefit payments.................................................     (785,869)  (1,533,306)
Payments on termination..........................................   (8,666,083)  (7,804,928)
Contract maintenance charge......................................     (155,167)    (156,284)
Transfers among the sub-accounts and with the Fixed Account--net.  (25,165,760)  11,383,305
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (34,738,336)   2,384,754
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................  (35,230,889)   2,442,454
NET ASSETS AT BEGINNING OF PERIOD................................   35,230,889   32,788,435
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $         --  $35,230,889
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    3,347,861    3,117,995
       Units issued..............................................    1,442,010    2,857,851
       Units redeemed............................................   (4,789,871)  (2,627,985)
                                                                  ------------  -----------
    Units outstanding at end of period...........................           --    3,347,861
                                                                  ============  ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 AssetManager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST JPMorgan International Equity
    AST Advanced Strategies                                AST Large-Cap Value
    AST Aggressive Asset Allocation                        AST Lord Abbett Bond Debenture
    AST AllianceBernstein Core Value                       AST Marsico Capital Growth
    AST AllianceBernstein Growth & Income                  AST MFS Global Equity
    AST American Century Income & Growth                   AST MFS Growth
    AST Balanced Asset Allocation                          AST Mid-Cap Value
    AST Bond Portfolio 2018 (For the period                AST Money Market
       beginning January 28, 2008 and ended                AST Neuberger Berman/LSV Mid-Cap Value
       December 31, 2009)                                  AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Neuberger Berman Small-Cap Growth
       beginning January 28, 2008 and ended                AST Niemann Capital Growth Asset Allocation
       December 31, 2009)                                  AST Parametric Emerging Markets Equity (For
    AST Bond Portfolio 2020 (For the period                   period beginning July 21, 2008, and ended
       beginning January 2, 2009 and ended                    December 31, 2009)
       December 31, 2009)                                  AST PIMCO Limited Maturity Bond
    AST Capital Growth Asset Allocation                    AST PIMCO Total Return Bond
    AST CLS Growth Asset Allocation                        AST Preservation Asset Allocation
    AST CLS Moderate Asset Allocation                      AST QMA US Equity Alpha
    AST Cohen & Steers Realty                              AST Schroders Multi-Asset World Strategies
    AST DeAm Large-Cap Value                               AST Small-Cap Growth
    AST DeAm Small-Cap Value (For the period               AST Small-Cap Value
       beginning January 1, 2008 and ended July 18,        AST T. Rowe Price Asset Allocation
       2008)                                               AST T. Rowe Price Global Bond
    AST Federated Aggressive Growth                        AST T. Rowe Price Large-Cap Growth
    AST First Trust Balanced Target                        AST T. Rowe Price Natural Resources
    AST First Trust Capital Appreciation Target            AST UBS Dynamic Alpha
    AST Focus Four Plus Portfolio (For the period          AST Western Assets Core Plus Bond*
       beginning July 21, 2008 and ended
       November 13, 2009)                              AIM VARIABLE INSURANCE FUNDS
    AST Global Real Estate (For the period beginning       AIM V. I. Basic Balanced
       July 21, 2008 and ended December 31, 2009)          AIM V. I. Basic Value
    AST Goldman Sachs Concentrated Growth                  AIM V. I. Capital Appreciation
    AST Goldman Sachs Mid-Cap Growth                       AIM V. I. Capital Development
    AST Goldman Sachs Small-Cap Value                      AIM V. I. Core Equity
    AST High Yield                                         AIM V. I. Diversified Income
    AST Horizon Growth Asset Allocation                    AIM V. I. Government Securities
    AST Horizon Moderate Asset Allocation                  AIM V. I. High Yield
    AST International Growth                               AIM V. I. International Growth
    AST International Value                                AIM V. I. Large Cap Growth
    AST Investment Grade Bond (For the period              AIM V. I. Mid Cap Core Equity
       beginning January 28, 2008 and ended                AIM V. I. Money Market
       December 31, 2009)                                  AIM V. I. Technology
                                                           AIM V. I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS SERIES II              FEDERATED INSURANCE SERIES
    AIM V. I. Basic Balanced II                         Federated Prime Money Fund II
    AIM V. I. Basic Value II
    AIM V. I. Capital Appreciation II               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Capital Development II                    VIP Contrafund
    AIM V. I. Core Equity II                            VIP Equity-Income
    AIM V. I. Diversified Income II                     VIP Growth
    AIM V. I. Government Securities II                  VIP High Income
    AIM V. I. High Yield II                             VIP Index 500
    AIM V. I. International Growth II                   VIP Investment Grade Bond
    AIM V. I. Large Cap Growth II                       VIP Overseas
    AIM V. I. Mid Cap Core Equity II
    AIM V. I. Money Market II                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Technology II                         (SERVICE CLASS 2)
    AIM V. I. Utilities II                              VIP Asset Manager Growth (Service Class 2)
                                                        VIP Contrafund (Service Class 2)
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Growth                        VIP Freedom 2010 Portfolio (Service Class 2)
    AllianceBernstein VPS Growth & Income               VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS International Value           VIP Freedom 2030 Portfolio (Service Class 2)
    AllianceBernstein VPS Large Cap Growth              VIP Freedom Income Portfolio (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value           VIP Growth & Income (Service Class 2)
    AllianceBernstein VPS Utility Income (For the       VIP Growth (Service Class 2)
       period beginning January 1, 2009 and ended       VIP Growth Stock Portfolio (Service Class 2)
       September 25, 2009)                                 (Previously known as VIP Freedom Growth
    AllianceBernstein VPS Value                            Stock Portfolio (Service Class 2))
                                                        VIP High Income (Service Class 2)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.              VIP Index 500 (Service Class 2)
    American Century VP Balanced                        VIP Investment Grade Bond (Service Class 2)
                                                        VIP MidCap (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.          VIP Money Market (Service Class 2)
    Dreyfus Socially Responsible Growth Fund            VIP Overseas (Service Class 2)

DREYFUS STOCK INDEX FUND                            FRANKLIN TEMPLETON VARIABLE INSURANCE
    Dreyfus Stock Index Fund                        PRODUCTS TRUST
                                                        Franklin Flex Cap Growth Securities
DREYFUS VARIABLE INVESTMENT FUND                        Franklin Growth and Income Securities
    VIF Growth & Income                                 Franklin High Income Securities
    VIF Money Market                                    Franklin Income Securities
                                                        Franklin Large Cap Growth Securities
DWS VARIABLE SERIES I                                   Franklin Small Cap Value Securities
    DWS Bond VIP A                                      Franklin Small-Mid Cap Growth Securities
    DWS Capital Growth VIP A                            Franklin U.S. Government
    DWS Global Opportunities VIP A                      Mutual Global Discovery Securities (Previously
    DWS Growth and Income VIP A                            known as Mutual Discovery Securities)
    DWS International VIP A                             Mutual Shares Securities
                                                        Templeton Developing Markets Securities
DWS VARIABLE SERIES II                                  Templeton Foreign Securities
    DWS Balanced VIP A II                               Templeton Global Bond Securities (Previously
    DWS Money Market VIP A II                              known as Templeton Global Income
    DWS Small Cap Growth VIP A II                          Securities)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS          MFS VARIABLE INSURANCE TRUST (CONTINUED)
TRUST (CONTINUED)                                           MFS Investors Trust
    Templeton Growth Securities                             MFS New Discovery
    Franklin Templeton VIP Founding Funds                   MFS Research
       Allocation (For the period beginning May 1,          MFS Research Bond
       2008 and ended December 31, 2009)                    MFS Utilities

GOLDMAN SACHS VARIABLE INSURANCE TRUST                  MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
    VIT Capital Growth                                      MFS Growth (Service Class)
    VIT Growth and Income                                   MFS Investors Trust (Service Class)
    VIT Mid Cap Value                                       MFS New Discovery (Service Class)
    VIT Strategic International Equity                      MFS Research (Service Class)
    VIT Structured Small Cap Equity                         MFS Utilities (Service Class)
    VIT Structured U. S. Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
JANUS ASPEN SERIES                                          Aggressive Equity
    Forty Portfolio                                         Capital Opportunities
                                                            Dividend Growth
JANUS ASPEN SERIES (SERVICE SHARES)                         European Equity
    Foreign Stock (Service Shares) (On April 30, 2008       Global Advantage (For the period beginning
       Foreign Stock (Service Shares) merged into              January 1, 2009 and ended April 24, 2009)
       International Growth (Service Shares)) (For          Global Dividend Growth
       the period beginning January 1, 2008 and             High Yield
       ended April 29, 2008)                                Income Builder
    Overseas (Service Shares) (Previously known as          Income Plus
       International Growth (Service Shares) For the        Limited Duration
       period beginning January 1, 2008 and ended           Money Market
       December 31, 2009)                                   S&P 500 Index
                                                            Strategist
LAZARD RETIREMENT SERIES, INC.                              Utilities
    Emerging Markets Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
LEGG MASON VARIABLE INCOME TRUST                        (CLASS Y SHARES)
    Legg Mason ClearBridge Variable Fundamental             Aggressive Equity (Class Y Shares)
       Value Portfolio I (Previously known as Legg          Capital Opportunities (Class Y Shares)
       Mason Variable Fundamental Value Portfolio)          Dividend Growth (Class Y Shares)
                                                            European Equity (Class Y Shares)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC              Global Advantage (Class Y Shares) (For the
    Legg Mason ClearBridge Variable Investors                  period beginning January 1, 2009 and ended
       Portfolio I (Previously known as Legg Mason             April 24, 2009)
       Variable Investors Portfolio I)                      Global Dividend Growth (Class Y Shares)
                                                            High Yield (Class Y Shares)
LORD ABBETT SERIES FUND                                     Income Builder (Class Y Shares)
    All Value                                               Income Plus (Class Y Shares)
    Bond-Debenture                                          Limited Duration (Class Y Shares)
    Growth and Income                                       Money Market (Class Y Shares)
    Growth Opportunities                                    S&P 500 Index (Class Y Shares)
    Mid-Cap Value                                           Strategist (Class Y Shares)
                                                            Utilities (Class Y Shares)
MFS VARIABLE INSURANCE TRUST
    MFS Growth
    MFS High Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
    AMT Mid-Cap Growth*                            PIMCO VIT RealReturn (Advisor Shares)
    AMT Partners                                   PIMCO VIT Total Return (Advisor Shares)

OPPENHEIMER VARIABLE ACCOUNT FUNDS             PREMIER VARIABLE INSURANCE TRUST
    Oppenheimer Balanced                           OpCap Balanced (For the period beginning
    Oppenheimer Capital Appreciation                  January 1, 2009 and ended April 24, 2009)
    Oppenheimer Core Bond                          NACM Small Cap Portfolio Class I (Previously
    Oppenheimer Global Securities                     known as NACM Small Cap)*
    Oppenheimer High Income
    Oppenheimer Main Street                    PUTNAM VARIABLE TRUST
    Oppenheimer Main Street Small Cap              VT American Government Income
    Oppenheimer MidCap Fund                        VT Capital Appreciation (For the period
    Oppenheimer Strategic Bond                        beginning January 1, 2009 and ended
                                                      February 12, 2009) (On February 13, 2009,
OPPENHEIMER VARIABLE ACCOUNT FUNDS                    VT Capital Appreciation merged into
(SERVICE SHARES ("SS"))                               VT Investors)
    Oppenheimer Balanced (SS)                      VT Capital Opportunities
    Oppenheimer Capital Appreciation (SS)          VT Discovery Growth (For the period beginning
    Oppenheimer Core Bond (SS)                        January 1, 2009 and ended February 12,
    Oppenheimer Global Securities (SS)                2009) (On February 13, 2009,
    Oppenheimer High Income (SS)                      VT Discovery Growth merged into
    Oppenheimer Main Street (SS)                      VT New Opportunities)
    Oppenheimer Main Street                        VT Diversified Income
       Small Cap (SS)                              VT Equity Income
    Oppenheimer Midcap Fund (SS)                   VT The George Putnam Fund of Boston
    Oppenheimer Strategic Bond (SS)                VT Global Asset Allocation
                                                   VT Global Equity
PROFUNDS VP                                        VT Global Health Care (Previously known as
    ProFund VP Consumer Services*                     VT Health Sciences)
    ProFund VP Consumer Goods Portfolio*           VT Global Utilities (Previously known as
    ProFund VP Financials*                            VT Utilities Growth and Income)
    ProFund VP Health Care*                        VT Growth and Income
    ProFund VP Industrials*                        VT Growth Opportunities
    ProFund VP Mid-Cap Growth*                     VT High Yield
    ProFund VP Mid-Cap Value                       VT Income
    ProFund VP Real Estate*                        VT International Equity
    ProFund VP Small-Cap Growth*                   VT International Growth and Income
    ProFund VP Small-Cap Value*                    VT International New Opportunities
    ProFund VP Telecommunications*                 VT Investors
    ProFund VP Utilities                           VT Mid Cap Value
    ProFund VP Large-Cap Growth*                   VT Money Market
    ProFund VP Large-Cap Value                     VT New Opportunities
                                                   VT New Value (For the period beginning
PIMCO VARIABLE INSURANCE TRUST                        January 1, 2009 and ended February 12,
    Foreign Bond (US Dollar Hedged)                   2009) (On February 13, 2009, VT New
    Money Market                                      Value merged into VT Equity Income)
    PIMCO Total Return
    PIMCO VIT Commodity Real Return Strategy
    PIMCO VIT Emerging Markets Bond
       (Advisor Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
    VT OTC & Emerging Growth (For the period             Van Kampen UIF Capital Growth (Class II)
       beginning January 1, 2009 and ended               Van Kampen UIF Emerging Markets Debt
       February 12, 2009) (On February 13, 2009,            (Class II)
       VT OTC & Emerging Growth merged into              Van Kampen UIF Emerging Markets Equity
       VT Vista)                                            (Class II)
    VT Research                                          Van Kampen UIF Equity and Income (Class II)
    VT Small Cap Value                                   Van Kampen UIF Global Franchise (Class II)
    VT Vista                                             Van Kampen UIF Int'l Growth Equity (Class II)
    VT Voyager                                           Van Kampen UIF Mid Cap Growth (Class II)
                                                         Van Kampen UIF Small Company Growth
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                   (Class II)
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)      Van Kampen UIF U.S. Mid Cap Value (Class II)
    RidgeWorth Large Cap Core Equity                     Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Growth Stock
    RidgeWorth Large Cap Value Equity                VAN KAMPEN LIFE INVESTMENT TRUST
    RidgeWorth Mid-Cap Core Equity Fund                  LIT Capital Growth
    RidgeWorth Small Cap Value Equity                    LIT Comstock
                                                         LIT Government
RYDEX VARIABLE TRUST                                     LIT Money Market (For the period beginning
    Rydex VT Nasdaq 100 Strategy Fund*                      January 1, 2009 and ended December 18,
                                                            2009)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Van Kampen UIF Capital Growth                    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    Van Kampen UIF Core Plus Fixed Income                LIT Capital Growth (Class II)
    Van Kampen UIF Emerging Markets Equity               LIT Comstock (Class II)
    Van Kampen UIF Global Value Equity                   LIT Growth and Income (Class II)
    Van Kampen UIF High Yield                            LIT MidCap Growth (Class II)
    Van Kampen UIF International Magnum                  LIT Money Market (Class II) (For the period
    Van Kampen UIF Mid Cap Growth                           beginning January 1, 2009 and ended
    Van Kampen UIF U.S. Mid Cap Value                       December 18, 2009)
    Van Kampen UIF U.S. Real Estate
    Van Kampen UIF Value

--------
*  Fund was available, but had no assets at December 31, 2009

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board ("FASB") guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2009 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2009 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2009 were as follows:

                                                               PURCHASES
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation............ $ 2,636,241
         AST Advanced Strategies.............................   1,308,401
         AST Aggressive Asset Allocation.....................      29,553
         AST AllianceBernstein Core Value....................      26,657
         AST AllianceBernstein Growth & Income...............         619
         AST American Century Income & Growth................       4,006
         AST Balanced Asset Allocation.......................   5,686,853
         AST Bond Portfolio 2018.............................   1,050,781
         AST Bond Portfolio 2019.............................     771,048
         AST Bond Portfolio 2020 (a).........................       4,140
         AST Capital Growth Asset Allocation.................   2,857,684
         AST CLS Growth Asset Allocation.....................     150,669
         AST CLS Moderate Asset Allocation...................     954,038
         AST Cohen & Steers Realty...........................       3,014
         AST DeAm Large-Cap Value............................       2,950
         AST Federated Aggressive Growth.....................       2,395
         AST First Trust Balanced Target.....................   2,052,991
         AST First Trust Capital Appreciation Target.........   6,601,239
         AST Focus Four Plus (b).............................      20,487
         AST Global Real Estate..............................         890
         AST Goldman Sachs Concentrated Growth...............       6,752
         AST Goldman Sachs Mid-Cap Growth....................       3,400
         AST Goldman Sachs Small-Cap Value...................          30
         AST High Yield......................................      16,863
         AST Horizon Growth Asset Allocation.................      88,800
         AST Horizon Moderate Asset Allocation...............     324,144
         AST International Growth............................       8,637
         AST International Value.............................       4,286
         AST Investment Grade Bond...........................  12,229,224
         AST JPMorgan International Equity...................      20,641
         AST Large-Cap Value.................................         186

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(b)For the period beginning January 1, 2009 and ended November 13, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                     ----------
 Investments in the Advanced Series Trust Sub-Accounts (continued):
    AST Lord Abbett Bond-Debenture.................................. $   22,987
    AST Marsico Capital Growth......................................     21,636
    AST MFS Global Equity...........................................      4,492
    AST MFS Growth..................................................      6,459
    AST Mid-Cap Value...............................................     16,766
    AST Money Market................................................  1,763,668
    AST Neuberger Berman/LSV Mid-Cap Value..........................      4,390
    AST Neuberger Berman Mid-Cap Growth.............................      3,787
    AST Neuberger Berman Small-Cap Growth...........................      1,643
    AST Niemann Capital Growth Asset Allocation.....................    204,090
    AST Parametric Emerging Markets Equity..........................     24,059
    AST PIMCO Limited Maturity Bond.................................     82,321
    AST PIMCO Total Return Bond.....................................    370,693
    AST Preservation Asset Allocation...............................  6,091,611
    AST QMA US Equity Alpha.........................................     10,673
    AST Schroders Multi-Asset World Strategies......................    749,516
    AST Small-Cap Growth............................................      2,359
    AST Small-Cap Value.............................................     13,232
    AST T. Rowe Price Asset Allocation..............................  2,552,027
    AST T. Rowe Price Global Bond...................................     59,206
    AST T. Rowe Price Large-Cap Growth..............................      9,329
    AST T. Rowe Price Natural Resources.............................     72,238
    AST UBS Dynamic Alpha...........................................  2,974,391
    AST Western Asset Core Plus Bond (c)............................        168
    Franklin Templeton VIP Founding Funds Allocation................  2,387,665
    ProFund VP Financials (d).......................................      2,778
    ProFund VP Health Care (d)......................................      2,778
    ProFund VP Large-Cap Value (e)..................................    381,424
    ProFund VP Mid-Cap Value (d)....................................      2,321
    ProFund VP Telecommunications (d)...............................      2,778
    ProFund VP Utilities (f)........................................     27,150

 Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Basic Balanced........................................  2,677,734
    AIM V. I. Basic Value...........................................    578,348
    AIM V. I. Capital Appreciation..................................  1,926,717
    AIM V. I. Capital Development...................................    415,207
    AIM V. I. Core Equity...........................................  3,465,695
    AIM V. I. Diversified Income....................................  2,662,305
    AIM V. I. Government Securities.................................  4,224,386
    AIM V. I. High Yield............................................    963,599

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts (continued):
   AIM V. I. International Growth............................................... $1,482,488
   AIM V. I. Large Cap Growth...................................................    679,496
   AIM V. I. Mid Cap Core Equity................................................  2,481,217
   AIM V. I. Money Market.......................................................  6,435,730
   AIM V. I. Technology.........................................................    614,077
   AIM V. I. Utilities..........................................................    589,075

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..................................................     41,505
   AIM V. I. Basic Value II.....................................................    589,187
   AIM V. I. Capital Appreciation II............................................     79,767
   AIM V. I. Capital Development II.............................................        953
   AIM V. I. Core Equity II.....................................................    250,401
   AIM V. I. Diversified Income II..............................................     32,191
   AIM V. I. Government Securities II...........................................    126,297
   AIM V. I. High Yield II......................................................     35,189
   AIM V. I. International Growth II............................................     76,932
   AIM V. I. Large Cap Growth II................................................      1,427
   AIM V. I. Mid Cap Core Equity II.............................................    317,705
   AIM V. I. Money Market II....................................................     53,097
   AIM V. I. Technology II......................................................         43
   AIM V. I. Utilities II.......................................................     23,945

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................  1,420,218
   AllianceBernstein VPS Growth & Income........................................  3,449,761
   AllianceBernstein VPS International Value....................................  2,239,212
   AllianceBernstein VPS Large Cap Growth.......................................    866,011
   AllianceBernstein VPS Small/Mid Cap Value....................................  1,467,155
   AllianceBernstein VPS Utility Income (g).....................................    419,673
   AllianceBernstein VPS Value..................................................    425,711

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        966

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................      3,439

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     71,734

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,488
   VIF Money Market.............................................................  2,198,239

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................ $    63,547
   DWS Capital Growth VIP A..................................................................     113,988
   DWS Global Opportunities VIP A............................................................     104,460
   DWS Growth and Income VIP A...............................................................      13,167
   DWS International VIP A...................................................................      25,692

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................      83,652
   DWS Money Market VIP A II.................................................................      83,258
   DWS Small Cap Growth VIP A II.............................................................       5,268

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................  15,247,517

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................     706,913
   VIP Equity-Income.........................................................................     214,293
   VIP Growth................................................................................     276,056
   VIP High Income...........................................................................     146,676
   VIP Index 500.............................................................................     882,921
   VIP Investment Grade Bond.................................................................     512,512
   VIP Overseas..............................................................................     141,887

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      24,135
   VIP Contrafund (Service Class 2)..........................................................   7,015,421
   VIP Equity-Income (Service Class 2).......................................................      40,469
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   2,398,358
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,454,447
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     787,033
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,752,251
   VIP Growth & Income (Service Class 2).....................................................     916,834
   VIP Growth (Service Class 2)..............................................................      11,122
   VIP Growth Stock (Service Class 2)........................................................     266,749
   VIP High Income (Service Class 2).........................................................   1,519,526
   VIP Index 500 (Service Class 2)...........................................................   2,086,990
   VIP Investment Grade Bond (Service Class 2)...............................................         686
   VIP Mid Cap (Service Class 2).............................................................   1,996,059
   VIP Money Market (Service Class 2)........................................................  16,167,234
   VIP Overseas (Service Class 2)............................................................       3,522

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     410,585
   Franklin Growth and Income Securities.....................................................   4,205,770
   Franklin High Income Securities...........................................................   3,544,736
   Franklin Income Securities................................................................  25,569,126
   Franklin Large Cap Growth Securities......................................................   2,732,657

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                       PURCHASES
                                                                                      -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Small Cap Value Securities............................................... $ 4,532,257
   Franklin Small Mid-Cap Growth Securities..........................................     171,383
   Franklin U.S. Government..........................................................  16,943,113
   Mutual Global Discovery Securities (h)............................................   3,878,948
   Mutual Shares Securities..........................................................   7,483,780
   Templeton Developing Markets Securities...........................................   4,318,581
   Templeton Foreign Securities......................................................  17,752,239
   Templeton Global Bond Securities (i)..............................................   1,943,618
   Templeton Growth Securities.......................................................      78,132

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth................................................................         121
   VIT Growth and Income.............................................................     929,168
   VIT Mid Cap Value.................................................................     266,115
   VIT Strategic International Equity................................................       2,058
   VIT Structured Small Cap Equity...................................................     684,545
   VIT Structured U.S. Equity Fund...................................................     707,925

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          10

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Overseas (Service Shares) (j).....................................................       1,031

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................          21

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)..........          80

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)..................         181

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.........................................................................   1,122,357
   Bond-Debenture....................................................................  11,888,765
   Growth and Income.................................................................   1,161,305
   Growth Opportunities..............................................................     741,233
   Mid-Cap Value.....................................................................   1,179,718

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth........................................................................      76,992
   MFS High Income...................................................................      68,065
   MFS Investors Trust...............................................................      84,023

--------
(h)Previously known as Mutual Discovery Securities
(i)Previously known as Templeton Global Income Securities
(l)Previously known as Legg Mason Variable Investors Portfolio I
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
   MFS New Discovery........................................................................ $   188,870
   MFS Research.............................................................................      30,048
   MFS Research Bond........................................................................     142,886
   MFS Utilities............................................................................     106,514

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      27,300
   MFS Investors Trust (Service Class)......................................................       5,310
   MFS New Discovery (Service Class)........................................................      12,461
   MFS Research (Service Class).............................................................      14,567
   MFS Utilities (Service Class)............................................................     196,531

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     468,899
   Capital Opportunities....................................................................   1,127,237
   Dividend Growth..........................................................................   3,662,261
   European Equity..........................................................................   4,979,732
   Global Advantage (m).....................................................................     104,257
   Global Dividend Growth...................................................................   3,022,686
   High Yield...............................................................................   1,763,380
   Income Builder...........................................................................   1,006,370
   Income Plus..............................................................................   7,829,748
   Limited Duration.........................................................................   3,376,390
   Money Market.............................................................................  15,760,267
   S&P 500 Index............................................................................   2,872,810
   Strategist...............................................................................   5,468,949
   Utilities................................................................................  21,270,658

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     272,772
   Capital Opportunities (Class Y Shares)...................................................     783,821
   Dividend Growth (Class Y Shares).........................................................   1,605,276
   European Equity (Class Y Shares).........................................................   1,605,275
   Global Advantage (Class Y Shares) (m)....................................................      54,366
   Global Dividend Growth (Class Y Shares)..................................................   2,441,285
   High Yield (Class Y Shares)..............................................................   1,689,857
   Income Builder (Class Y Shares)..........................................................     896,163
   Income Plus (Class Y Shares).............................................................  14,266,768
   Limited Duration (Class Y Shares)........................................................   7,296,871
   Money Market (Class Y Shares)............................................................  23,660,618
   S&P 500 Index (Class Y Shares)...........................................................   7,205,334
   Strategist (Class Y Shares)..............................................................   5,789,872
   Utilities (Class Y Shares)...............................................................   6,924,793

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       3,661

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced..................................................................... $   450,165
   Oppenheimer Capital Appreciation.........................................................     171,755
   Oppenheimer Core Bond....................................................................     217,888
   Oppenheimer Global Securities............................................................     347,227
   Oppenheimer High Income..................................................................      75,287
   Oppenheimer Main Street..................................................................     188,634
   Oppenheimer Main Street Small Cap........................................................     195,989
   Oppenheimer MidCap Fund..................................................................     125,903
   Oppenheimer Strategic Bond...............................................................     615,665

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................     938,681
   Oppenheimer Capital Appreciation (SS)....................................................   1,015,905
   Oppenheimer Core Bond (SS)...............................................................   5,890,686
   Oppenheimer Global Securities (SS).......................................................   1,889,651
   Oppenheimer High Income (SS).............................................................   2,003,407
   Oppenheimer Main Street (SS).............................................................   2,712,625
   Oppenheimer Main Street Small Cap (SS)...................................................   1,611,272
   Oppenheimer MidCap Fund (SS).............................................................     423,993
   Oppenheimer Strategic Bond (SS)..........................................................   6,222,190

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         489
   Money Market.............................................................................       5,756
   PIMCO Total Return.......................................................................         248
   PIMCO VIT Commodity RealReturn Strategy..................................................   1,807,702
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     724,253
   PIMCO VIT Real Return (Advisor Shares)...................................................   3,498,507
   PIMCO VIT Total Return (Advisor Shares)..................................................  15,344,836

Investments in the Premier VIT Sub-Accounts:
   OpCap Balanced (m).......................................................................         270

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................   6,060,365
   VT Capital Appreciation (n)(o)...........................................................     106,346
   VT Capital Opportunities.................................................................     716,058
   VT Discovery Growth (p)(o)...............................................................       3,619
   VT Diversified Income....................................................................   5,055,048
   VT Equity Income (r).....................................................................  71,355,286
   VT The George Putnam Fund of Boston......................................................   4,548,779
   VT Global Asset Allocation...............................................................   4,526,188

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                           PURCHASES
                                                                          -----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Equity...................................................... $   210,125
   VT Global Health Care (s).............................................   4,727,921
   VT Global Utilities (t)...............................................   3,259,538
   VT Growth and Income..................................................   7,535,734
   VT Growth Opportunities...............................................     810,301
   VT High Yield.........................................................  10,172,519
   VT Income.............................................................  13,834,745
   VT International Equity...............................................   3,975,380
   VT International Growth and Income....................................     682,423
   VT International New Opportunities....................................     855,810
   VT Investors (n)......................................................   7,157,262
   VT Mid Cap Value......................................................     977,271
   VT Money Market.......................................................  69,890,900
   VT New Opportunities (p)..............................................   7,664,302
   VT New Value (o)(q)...................................................   2,094,163
   VT OTC & Emerging Growth (o)(u).......................................      24,147
   VT Research...........................................................     666,021
   VT Small Cap Value....................................................   2,601,988
   VT Vista (u)..........................................................  11,899,112
   VT Voyager............................................................   6,109,227

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund (m).............................      17,504
   RidgeWorth Large Cap Growth Stock (m).................................      67,561
   RidgeWorth Large Cap Value Equity Fund (m)............................      96,083
   RidgeWorth Mid-Cap Core Equity Fund (m)...............................      30,273
   RidgeWorth Small Cap Value Equity Fund (m)............................      28,125

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth.........................................     612,669
   Van Kampen UIF Core Plus Fixed Income.................................     572,663
   Van Kampen UIF Emerging Markets Equity................................   3,654,112
   Van Kampen UIF Global Value Equity....................................       1,479
   Van Kampen UIF High Yield.............................................         475
   Van Kampen UIF International Magnum...................................   2,066,188
   Van Kampen UIF Mid Cap Growth.........................................   1,334,057
   Van Kampen UIF U.S. Mid Cap Value.....................................   1,640,815
   Van Kampen UIF U.S. Real Estate.......................................   1,713,937
   Van Kampen UIF Value..................................................       4,104

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)......................................... $    178,743
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,824,306
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,580,445
   Van Kampen UIF Equity and Income (Class II)......................................    3,837,251
   Van Kampen UIF Global Franchise (Class II).......................................   10,944,424
   Van Kampen UIF Int'l Growth Equity (Class II)....................................      697,308
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,422,824
   Van Kampen UIF Small Company Growth (Class II)...................................    1,125,123
   Van Kampen UIF U.S. Mid Cap Value (Class II).....................................    1,366,781
   Van Kampen UIF U.S. Real Estate (Class II).......................................    6,319,544

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth...............................................................      837,232
   LIT Comstock.....................................................................    2,778,487
   LIT Government...................................................................      305,055
   LIT Money Market (v).............................................................    2,035,449

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II)....................................................      987,342
   LIT Comstock (Class II)..........................................................    9,265,736
   LIT Growth and Income (Class II).................................................    6,642,988
   LIT Mid Cap Growth (Class II)....................................................    1,045,285
   LIT Money Market (Class II) (v)..................................................   11,894,959
                                                                                     ------------
                                                                                     $787,529,607
                                                                                     ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2009...............  831    $ 8.37 -  8.66     $7,097        2.23%       1.15 - 2.60%     21.20 -  22.94%
   2008...............  867      6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ad)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2009...............  257      8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ad)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2009...............   14      7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ad)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2009...............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ad)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2009...............    2      7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ad)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2009...............    1      7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ad)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2009...............  971      8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ad)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2009...............   98     11.19 - 11.28      1,105        0.29        1.50 - 2.00      -7.89 -  -7.44
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2009...............   33     11.05 - 11.14        366        0.52        1.50 - 2.00      -9.51 -  -9.07
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2020
   2009 (a)..........    0    $ 8.82 -  8.82     $    2       0.00%        1.50 - 1.50%    -11.82 - -11.82%
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2009..............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ad).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2009..............  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2009..............    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ad).........    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2009..............    2      7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (x)..........    2      6.05 -  6.10         13       6.23         1.15 - 1.65    - 38.32 - -38.01
   2007 (ad).........  < 1      9.77 -  9.84          1       0.00         1.00 - 2.65     - 2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008..............   --        NA - NA            --       0.00           -- - --            NA - NA
   2007 (ad).........  < 1      8.80 -  8.86        < 1       0.00         1.00 - 2.65    - 11.40 - -12.12

   AST Federated Aggressive Growth
   2009..............    1      7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............    2      5.62 -  5.66         12       0.00         1.15 - 1.65    - 45.00 - -44.73
   2007 (ad).........  < 1     10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2009..............  327      8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............  275      6.63 -  6.77      1,845       3.49         1.15 - 2.60    - 36.15 - -35.23
   2007 (ad).........  238     10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(x)For the period beginning January 1, 2008 and ended July 18, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target
   2009.............. 1,369   $ 7.47 -  7.73    $10,439       2.21%        1.15 - 2.60%     22.78 -  24.54%
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60    - 42.22 - -41.38
   2007 (ad).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (b)..........    --      N/A - N/A           --         --         1.00 - 2.95      11.11 -  17.15
   2008 (y)..........     2     7.46 -  7.49         13       0.00         1.15 - 2.00    - 25.36 - -25.09

   AST Global Real Estate
   2009..............    <1     8.18 -  8.18          2       3.99         1.15 - 1.15      33.56 -  33.56
   2008 (y)..........   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15    - 39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2009..............     5     9.02 -  9.10         45       0.00         1.15 - 1.50      47.19 -  47.70
   2008..............     5     6.13 -  6.16         30       0.53         1.15 - 1.50    - 41.15 - -40.95
   2007 (ad).........   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2009..............     6     9.31 -  9.50         57       0.00         1.15 - 2.00      54.01 -  55.31
   2008..............     6     6.09 -  6.12         38       0.00         1.15 - 1.50    - 41.67 - -41.47
   2007 (ad).........   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2009..............    <1     9.60 -  9.60          3       1.27         1.15 - 1.15      25.40 -  25.40
   2008..............   < 1     7.66 -  7.66          2       0.00         1.15 - 1.15    - 23.68 - -23.68

   AST High Yield
   2009..............     3    10.31 - 10.41         35       6.83         1.15 - 1.55      33.48 -  34.01
   2008..............     5     7.72 -  7.77         39       9.59         1.15 - 1.55    - 26.68 -  26.39
   2007 (ad).........   < 1    10.48 - 10.56          2       0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10    - 29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00    - 24.68 - -24.25

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST International Growth
   2009..............    10   $ 7.21 -  7.30    $    75        1.84%       1.15 - 1.65%     33.09 -  33.75%
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00    - 51.21 - -50.80
   2007 (ad).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2009..............    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00    - 45.10 - -44.64
   2007 (ad).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2009..............   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (w).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2009..............     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ad).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2009..............     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ad).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2009..............     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ad).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2009..............    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ad).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2009..............     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ad).........     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2009..............    2    $ 8.35 -  8.35     $   16       0.21%        1.15 - 1.15%     22.89 -  22.89%
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ad).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ad).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman /LSV Mid-Cap Value
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ad).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 -  43.83
   2007 (ad).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ad).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2009..............   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2009..............    3      9.15 -  9.20         28       1.00         1.15 - 1.50      64.05 -  64.62
   2008 (y)..........    1      5.59 -  5.59          5       0.00         1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2009..............   14     11.16 - 11.29        160       4.81         1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185       4.32         1.15 - 1.65      -0.53 -  -0.03

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST PIMCO Total Return Bond
   2009..............   35    $11.59 - 11.83     $  412        2.67%       1.15 - 2.00%     14.24 -  15.20%
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ad).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ad).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ad).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ad).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ad).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ad).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ad).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ad).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2009..............   15    $ 8.42 -  8.52     $  131       1.45%        1.15 - 1.65%     46.92 -  47.65%
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ad).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2009..............  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ad).........  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (c)..........   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (z)..........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

   ProFund VP Financials
   2009 (d)..........   --      6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2009 (d)..........   --      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Large-Cap Value
   2009 (e)..........   28      7.32 -  7.32        208       2.30         2.10 - 2.10      17.01 -  17.01

   ProFund VP Mid-Cap Value
   2009 (d)..........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

   ProFund VP Telecommunications
   2009 (d)..........   --      7.69 -  7.69          0       9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2009 (f)..........    4      7.88 -  7.88         29       6.68         1.50 - 1.50       9.10 -   9.10

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2009................  2,124  $ 7.97 - 10.32    $ 20,163      4.84%        1.10 - 1.85%     31.37 -  32.38%
   2008................  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14

   AIM V. I. Basic Value
   2009................    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58

   AIM V. I. Capital Appreciation
   2009................  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08

   AIM V. I. Capital Development
   2009................    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41

   AIM V. I. Core Equity
   2009................  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16

   AIM V. I. Diversified Income
   2009................  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2009................ 1,137   $13.92 - 15.24    $16,970       4.25%        1.10 - 1.70%     -1.70 -   1.11%
   2008................ 1,525    14.16 - 15.41     23,070       3.60         1.10 - 1.70      10.42 -  11.08
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55

   AIM V. I. High Yield
   2009................   614    12.02 - 14.22      7,295       8.24         1.10 - 1.85      49.96 -  51.12
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60

   AIM V. I. International Growth
   2009................ 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24

   AIM V. I. Large Cap Growth
   2009................   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (ae)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2009................ 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44

   AIM V. I. Money Market
   2009................ 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2009.................   296   $10.80 - 11.17    $ 3,239       0.00%        1.10 - 1.70%     54.75 -  55.68%
   2008.................   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007.................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006.................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005.................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06

   AIM V. I. Utilities
   2009.................   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008.................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007.................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006.................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005.................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2009.................   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008.................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007.................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006.................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005.................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65

   AIM V. I. Basic Value II
   2009.................   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008................. 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................. 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................. 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07

   AIM V. I. Capital Appreciation II
   2009.................   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008.................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007.................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006.................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005.................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2009................   36    $10.95 - 11.59     $  410       0.00%        1.30 - 2.00%     39.18 -  40.16%
   2008................   42      7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86

   AIM V. I. Core Equity II
   2009................  275      9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72

   AIM V. I. Diversified Income II
   2009................   27      9.92 - 10.57        282       8.26         1.30 - 2.10       8.59 -   9.46
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35

   AIM V. I. Government Securities II
   2009................   87     11.83 - 12.61      1,074       2.87         1.30 - 2.10      -2.33 -   1.55
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10

   AIM V. I. High Yield II
   2009................   30     14.72 - 15.56        461       8.40         1.30 - 2.00      49.06 -  50.10
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11

   AIM V. I. International Growth II
   2009................   49     15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2009................   65    $ 9.25 -  9.52     $  610       0.01%        1.30 - 2.10%     23.07 -  24.06%
   2008................   84      7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (ae)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2009................  332     11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89

   AIM V. I. Money Market II
   2009................  159      9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -   1.23
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95

   AIM V. I. Technology II
   2009................    4     10.54 - 10.87         45       0.00         1.30 - 1.85      54.26 -  55.11
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63

   AIM V. I. Utilities II
   2009................   29     15.08 - 15.56        452       3.64         1.30 - 1.85      12.51 -  13.13
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2009..............  3,442  $ 6.43 - 11.47    $ 28,380      0.00%        0.70 - 2.59%     29.43 -  31.94%
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 - - 1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86

   AllianceBernstein VPS Growth & Income
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87

   AllianceBernstein VPS International Value
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (af).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   AllianceBernstein VPS Large Cap Growth
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04

   AllianceBernstein VPS Small/Mid Cap Value
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   AllianceBernstein VPS Utility Income
   2009 (g)...............   --       N/A - N/A       $   --       5.56%        1.29 - 2.59%      7.29 -   8.34%
   2008...................  424    $ 9.59 - 10.06      4,191       2.95         1.29 - 2.59     -38.40 - -37.57
   2007...................  519     15.56 - 16.12      8,265       2.05         1.29 - 2.59      18.87 -  20.46
   2006...................  460     13.09 - 13.38      6,119       2.45         1.29 - 2.59      30.91 -  33.83
   2005 (af)..............  290     10.89 - 10.98      3,174       0.29         1.29 - 2.44       8.92 -   9.78

   AllianceBernstein VPS Value
   2009...................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008...................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (af)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2009...................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2009...................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2009.................   53    $ 8.66 - 10.26     $  527       1.91%        1.15 - 1.85%     24.00 -  24.89%
   2008.................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007.................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006.................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005.................  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2009.................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008.................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007.................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006.................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005.................   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17

   VIF Money Market
   2009.................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -   1.02
   2008.................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007.................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006.................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005.................   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49

Investments in the
  DWS Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2009.................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008.................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007.................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006.................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005.................   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89

   DWS Capital Growth VIP A
   2009.................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008.................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007.................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006.................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005.................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2009..................   54    $20.29 - 20.52     $1,100       1.61%        0.70 - 0.80%     47.02 -  47.17%
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006..................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005..................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36

   DWS Growth and Income VIP A
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006..................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005..................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33

   DWS International VIP A
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006..................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005..................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36

Investments in the
  DWS Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2009..................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008..................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007..................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006..................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (af).............  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

   DWS Money Market VIP A II
   2009..................   56     10.62 - 10.66        596       0.45         0.70 - 0.80       -0.47 - -0.37
   2008..................   87     10.67 - 10.70        935       2.62         0.70 - 0.80        1.83 -  1.93
   2007..................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80        4.16 -  4.27
   2006 (ag).............  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80        0.64 -  0.66

--------
(ag)For the period beginning November 3, 2006, and ending December 31, 2006
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series II
  Sub-Accounts
  (continued):
   DWS Small Cap Growth VIP A II
   2009..................    39   $ 8.91 -  8.96    $   347       0.00%        0.70 - 0.80%     39.48 -  39.62%
   2008..................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007..................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006..................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (af).............    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2009.................. 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85       -1.41 - -0.70
   2008..................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85        0.66 -  1.38
   2007..................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85        2.84 -  3.58
   2006..................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85        2.60 -  3.33
   2005..................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85        0.81 -  1.53

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2009..................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008..................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007..................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006..................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005.................. 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60

   VIP Equity-Income
   2009..................   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006..................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005..................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66

   VIP Growth
   2009..................   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..................   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..................   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006..................   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63
   2005.................. 1,080     6.45 - 10.58      9,443       0.51         1.15 - 1.65       4.07 -   4.59

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP High Income
   2009..................   115   $11.56 - 12.45    $ 1,314        7.37%       1.15 - 1.65%     41.60 -  42.31%
   2008..................   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..................   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..................   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..................   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53

   VIP Index 500
   2009..................   622     8.16 -  8.49      5,253        2.40        1.15 - 1.65      24.53 -  25.16
   2008..................   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..................   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.................. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.................. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63

   VIP Investment Grade Bond
   2009..................   147    15.53 - 16.19      2,376        8.84        1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..................   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93

   VIP Overseas
   2009..................   143     8.98 -  9.07      1,486        1.93        1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..................   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2009..................     9    10.14 - 10.36         88        1.57        1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93         40        1.75        1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55         66        3.65        1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73         63        1.52        1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19         49        1.48        1.35 - 1.60       1.91 -   2.17

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Contrafund (Service Class 2)
   2009.................. 7,788   $ 9.01 - 10.79    $ 77,547      1.12%        1.29 - 2.59%     31.96 -  33.72%
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17

   VIP Equity-Income (Service Class 2)
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99

   VIP Freedom 2010 Portfolio (Service Class 2)
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ah).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ah).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ah).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2009..................   345    10.42 - 10.82       3,692      3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56       2,616      4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -   4.54
   2006 (ah).............    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -   3.73

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2009.................. 1,061   $ 9.24 -  9.83    $10,243        0.84%       1.29 - 2.59%     23.73 -  25.38%
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (af).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2009..................    35     6.82 -  7.12        250        0.15        1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08

   VIP Growth Stock (Service Class 2)
   2009..................   176     8.83 -  9.16      1,594        0.05        1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ah).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2009..................   669    11.54 - 12.19      8,136        7.88        1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98

   VIP Index 500 (Service Class 2)
   2009..................   873     8.34 -  8.71      7,544        2.27        1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2009..................    <1   $13.06 - 13.06    $     1       9.98%        1.50 - 1.50%     13.74 -  13.74%
   2008..................     1    11.48 - 11.48          7       5.56         1.50 - 1.50     -4.91 -   -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37

   VIP Mid Cap (Service Class 2)
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (af).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59     -2.13 -   -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ah)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (af).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (af).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2009..............  3,531  $11.89 - 13.17    $ 45,548      4.62%        1.29 - 2.69%     23.15 -  24.92%
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 - - 4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18

   Franklin High Income Securities
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00

   Franklin Income Securities
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50

   Franklin Large Cap Growth Securities
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49

   Franklin Small Cap Value Securities
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2009..............    151  $15.62 - 18.29    $  2,308      0.00%        1.15 - 2.34%     40.22 -  41.93%
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59

   Franklin U.S. Government
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09

   Mutual Global Discovery Securities (h)
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (af).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29

   Templeton Developing Markets Securities
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20

--------
(h)Previously known as Mutual Discovery Securities
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2009...............  8,365  $13.26 - 17.10    $134,982       3.25%       1.15 - 2.69%     33.36 -  35.48%
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91

   Templeton Global Bond Securities (i)
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39

   Templeton Growth Securities
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2009...............      4    6.99 - 10.62          31       0.47        1.15 - 1.65      45.33 -  46.06
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77

   VIT Growth and Income
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46

--------
(i)Previously known as Templeton Global Income Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2009...............   485   $10.22 - 10.88    $ 5,208       1.72%        1.29 - 2.59%     29.70 -  31.43%
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005...............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01

   VIT Strategic International Equity
   2009...............    <1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005...............     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41

   VIT Structured Small Cap Equity
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005............... 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67

   VIT Structured U.S. Equity Fund
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005...............   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2009...............     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...............     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...............     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006...............     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005...............     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Janus Aspen Series
  (Service Shares)
  Sub-Account:
   Foreign Stock (Service Shares)
   2008 (aa)(ac)......   --         N/A - N/A      $--         0.00%        0.00 - 0.00%          N/A - N/A
   2007...............    2    $22.14 - 22.14       54         1.44         1.50 - 1.50      16.47 -  16.47%
   2006...............    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005...............    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares) (j)
   2009...............   --         N/A - N/A       --         0.75         1.50 - 1.50      76.39 -  76.39
   2008 (ab)(ac)......    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2009...............   <1     44.78 - 44.78        1         2.57         1.50 - 1.50      67.30 -  67.30
   2008...............  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007...............  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006...............    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005...............    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67

Investments in the
  Legg Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)
   2009...............   <1      7.56 -  7.56        1         1.34         1.50 - 1.50      27.42 -  27.42
   2008...............  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (ai)..........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008
(ac)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ai)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)
   2009..................   < 1   $10.64 - 10.64    $     1       1.78%        1.50 - 1.50%     22.63 -  22.63%
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   All Value
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40

   Bond-Debenture
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01

   Growth and Income
   2009.................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32

   Growth Opportunities
   2009.................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51

--------
(l)Previously known as Legg Mason Variable Investors Portfolio I
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Mid-Cap Value
   2009................. 2,856   $ 9.13 -  9.79    $27,522       0.45%        1.29 - 2.59%     23.33 -  24.98%
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94

   MFS High Income
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89

   MFS Investors Trust
   2009.................   186     8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09

   MFS New Discovery
   2009.................   147    14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Research
   2009.................   80    $ 7.16 -  9.45     $  670       1.44%        1.15 - 1.65%     28.41 -  29.05%
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57

   MFS Research Bond
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26

   MFS Utilities
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46

   MFS Investors Trust (Service Class)
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2009................     29  $ 9.54 -  9.96    $    286      0.00%        1.35 - 1.85%     59.91 -  60.72%
   2008................     43    5.96 -  6.20         263      0.00         1.35 - 1.85     -40.64 - -40.34
   2007................     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006................    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005................    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62

   MFS Research (Service Class)
   2009................     19    8.73 -  9.12         174      1.09         1.35 - 1.85      27.79 -  28.44
   2008................     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007................     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006................     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005................     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12

   MFS Utilities (Service Class)
   2009................     78   14.78 - 18.88       1,367      4.06         1.35 - 2.00      30.21 -  31.08
   2008................     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007................     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006................    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005................    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005................  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31

   Capital Opportunities
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005................ 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Dividend Growth
   2009...............  7,306  $ 9.10 - 10.90    $178,672      1.84%        0.70 - 2.05%     21.78 -  23.44%
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87

   European Equity
   2009...............  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93

   Global Advantage
   2009 (m)...........     --     N/A - N/A            --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05

   Global Dividend Growth
   2009...............  3,333   10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60

   High Yield
   2009...............  1,184    7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2009...............  1,001  $12.59 - 14.44    $ 15,658      3.19%        0.70 - 2.05%     22.62 -  24.29%
   2008...............  1,177   10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21

   Income Plus
   2009...............  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61

   Limited Duration
   2009...............  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16

   Money Market
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07

   S&P 500 Index
   2009...............  3,670    8.07 -  8.67      35,552      2.69         0.70 - 2.05      23.77 -  25.45
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91

   Strategist
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Utilities
   2009...............  2,729  $ 9.08 - 10.06    $ 62,830      3.00%        0.70 - 1.98%     16.92 -  18.43%
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15

   Capital Opportunities (Class Y Shares)
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005............... 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38

   Dividend Growth (Class Y Shares)
   2009...............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00

   European Equity (Class Y Shares)
   2009...............  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...............  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...............  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...............  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005...............  3,838   14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Global Advantage (Class Y Shares)
   2009 (m)...........     --     N/A - N/A      $     --      0.80%        1.29 - 2.59%     -4.78 -  -4.38%
   2008...............    688  $10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...............    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...............  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005...............  1,190   14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07

   Global Dividend Growth (Class Y Shares)
   2009...............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008...............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007...............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006...............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005...............  5,317   14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81

   High Yield (Class Y Shares)
   2009...............  1,655   13.45 - 14.69      15,526      7.67         1.29 - 2.59      40.54 -  42.41
   2008...............  1,904    9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007...............  2,582   12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006...............  3,372   12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005...............  4,278   11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61

   Income Builder (Class Y Shares)
   2009...............  1,204   12.57 - 13.73      15,100      2.82         1.29 - 2.59      21.66 -  23.29
   2008...............  1,415   10.33 - 11.14      14,458      0.76         1.29 - 2.59     -28.35 - -27.39
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34

   Income Plus (Class Y Shares)
   2009............... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Limited Duration (Class Y Shares)
   2009...............  6,355  $ 8.34 -  9.11    $ 58,968      4.16%        1.29 - 2.59%      2.82 -   4.20%
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20

   Money Market (Class Y Shares)
   2009...............  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59        1.21 - -0.11

   S&P 500 Index (Class Y Shares)
   2009...............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09

   Strategist (Class Y Shares)
   2009...............  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008...............  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007...............  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97
   2006...............  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 -  13.27
   2005...............  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -   6.67

   Utilities (Class Y Shares)
   2009...............  1,706   15.27 - 16.68      17,354      2.90         1.29 - 2.59      15.75 -  17.30
   2008...............  1,834   13.19 - 14.22      15,980      0.56         1.29 - 2.59     -35.17 - -34.31
   2007...............  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 -  18.48
   2006...............  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 -  18.48
   2005...............  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 -  12.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts
  (continued):
   AMT Mid-Cap Growth
   2008................    --        N/A - N/A    $    --       0.00%        0.00 - 0.00%          N/A - N/A
   2007................   < 1   $18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59%
   2006................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14
   2005................     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 -  12.44

   AMT Partners
   2009................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48
   2005................    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 -  16.19

Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts:
   Oppenheimer Balanced
   2009................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70

   Oppenheimer Capital Appreciation
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90

   Oppenheimer Core Bond
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities
   2009................  271    $12.69 - 17.15    $ 4,473       2.23%        1.15 - 1.85%     37.19 -  38.17%
   2008................  415      9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................  635     15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................  731     13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00

   Oppenheimer High Income
   2009................  116      3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................  144     13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................  161     12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05

   Oppenheimer Main Street
   2009................  279      8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................  751     11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................  973      9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77

   Oppenheimer Main Street Small Cap
   2009................  107     16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2008................  135     12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007................  189     20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006................  218     21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005................  238     18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56

   Oppenheimer MidCap Fund
   2009................  130      6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008................  136      5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007................  208     10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006................  290      9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005................  351      9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05

   Oppenheimer Strategic Bond
   2009................  217     14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................  426     13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005................  519     13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2009................. 1,684   $ 9.93 - 10.91    $ 17,990      0.00%        1.29 - 2.59%     18.45 -  20.03%
   2008................. 1,944     8.38 -  9.09      17,362      2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34      39,598      2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99      42,541      1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61      40,379      1.52         1.29 - 2.59       1.00 -   2.34

   Oppenheimer Capital Appreciation (SS)
   2009................. 3,795    11.13 - 12.24      45,528      0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60      38,313      0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................. 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51

   Oppenheimer Core Bond (SS)
   2009................. 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................. 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................. 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................. 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005.................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02

   Oppenheimer Global Securities (SS)
   2009................. 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................. 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................. 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................. 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................. 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59

   Oppenheimer High Income (SS)
   2009................. 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................. 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................. 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69

   Oppenheimer Main Street (SS)
   2009................. 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................. 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS)
   2009................ 1,723   $15.58 - 17.12    $ 28,860      0.63%        1.29 - 2.59%     33.34 -  35.12%
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30

   Oppenheimer MidCap Fund (SS)
   2009................   914    10.34 - 11.28      10,067      0.00         1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54

   Oppenheimer Strategic Bond (SS)
   2009................ 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2009................   < 1    13.10 - 13.10           2      3.25         1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57

   Money Market
   2009................     2    10.56 - 10.56          24      0.11         1.50 - 1.50      -1.39 -   1.39
   2008................     2    10.71 - 10.71          23      2.32         1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63          25      4.34         1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29           9      4.50         1.50 - 1.50       3.05 -   3.05
   2005................     1     9.99 -  9.99           9      1.89         1.50 - 1.50       1.23 -   1.23

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO Total Return
   2009............   < 1   $14.70 - 14.70    $     1       2.60%        1.50 - 1.50%     12.36 -  12.36%
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91

   PIMCO VIT Commodity RealReturn Strategy
   2009............   447     8.58 -  8.96      3,952       5.99         1.29 - 2.44      38.16 -  39.79
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ah).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2009............   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ah).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2009............   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ah).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2009............ 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ah)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap Portfolio Class I (n)
   2009............    --        N/A - N/A         --         --         1.50 - 1.50      13.84 -  13.84
   2008............   < 1    10.40 - 10.40          1       0.00         1.50 - 1.50     -42.51 - -42.51
   2007............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44

--------
(n)Previously known as Premier VIT NACM Small Cap
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts
  (continued):
   OpCap Balanced
   2009 (m).............    --        N/A - N/A    $    --       4.76%        1.50 - 1.50%     -3.57 -  -3.57%
   2008.................     1   $ 7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005.................     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005................. 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55

   VT Capital Appreciation
   2009 (o)(p)..........    --        N/A - N/A         --       1.56         0.80 - 2.15      -7.07 -  -6.92
   2008................. 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007................. 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................. 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005................. 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02

   VT Capital Opportunities
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006.................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005.................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37

   VT Discovery Growth
   2009 (p)(q)..........    --        N/A - N/A         --       0.03         0.80 - 2.15      -2.15 -  -1.99
   2008................. 2,154     3.17 -  3.54      7,383       0.00         0.80 - 2.15     -44.52 - -43.75
   2007................. 2,620     5.71 -  6.29     16,059       0.00         0.80 - 2.15       7.93 -   9.43
   2006................. 2,971     5.29 -  5.75     16,757       0.00         0.80 - 2.15       8.69 -  10.18
   2005................. 3,413     4.87 -  5.22     17,568       0.00         0.80 - 2.15       4.95 -   6.39

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2009..............  3,023  $14.38 - 16.54    $ 45,809      7.06%        0.80 - 2.15%     52.02 -  54.11%
   2008..............  3,545    9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005..............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23

   VT Equity Income
   2009 (r)..........  7,991    7.70 - 14.62     103,261      1.70         0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005..............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66

   VT The George Putnam Fund of Boston
   2009..............  8,496    9.62 - 10.05      81,676      4.47         0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005.............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17

   VT Global Asset Allocation
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005..............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12

   VT Global Equity
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005..............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91

   VT Global Health Care (s)
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 -  12.29

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT Global Utilities (t)
   2009.................  1,865  $11.51 - 17.74    $ 22,486       3.78%       0.80 - 2.69%      4.47 -   6.50%
   2008.................  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007.................  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98
   2006.................  3,637   13.17 - 21.51      50,959       2.86        0.80 - 2.69      23.63 -  26.02
   2005.................  4,306   10.45 - 17.40      48,184       1.93        0.80 - 2.69       5.66 -   7.71
   VT Growth and Income
   2009................. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008................. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007................. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006................. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005................. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50

   VT Growth Opportunities
   2009.................  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008.................  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007.................  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006.................  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005.................  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28

   VT High Yield
   2009.................  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008.................  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007.................  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006.................  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005.................  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27

   VT Income
   2009................. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008................. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007................. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006................. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005................. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54

   VT International Equity
   2009................. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008................. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007................. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006................. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005................. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42

--------
(t)Previously known as VT Utilities Growth and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT International Growth and Income
   2009.................  2,451  $ 9.90 - 11.92    $ 28,222      0.00%        0.80 - 2.15%     23.48 -  25.18%
   2008.................  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007.................  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006.................  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005.................  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19

   VT International New Opportunities
   2009.................  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008.................  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007.................  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006.................  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005.................  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42

   VT Investors
   2009 (o)............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008................. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007................. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006................. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005................. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94

   VT Mid Cap Value
   2009.................    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008.................    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007.................    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006.................  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005.................    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54

   VT Money Market
   2009................. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008................. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007................. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006................. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005.................  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71

   VT New Opportunities
   2009 (q).............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008.................  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007................. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006................. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005................. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2009 (p)(r).......     --       N/A - N/A    $     --      2.82%        0.80 - 2.69%     -5.97 -  -5.75%
   2008..............  8,326  $ 6.11 -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51

   VT OTC & Emerging Growth
   2009 (p)(u).......     --       N/A - N/A          --        --         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00

   VT Research
   2009..............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17

   VT Small Cap Value
   2009..............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29

   VT Vista
   2009 (u)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008..............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00         0.80 - 2.69       9.14 -  11.25

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2009.............. 17,282  $ 7.28 - 13.28    $161,418      0.81%        0.70 - 2.69%     59.49 -  62.75%
   2008.............. 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007.............. 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96

Investments in the
  RidgeWorth
  Variable Trust
  Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009 (m)..........     --     N/A -   N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008..............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007..............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006..............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005..............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78

   RidgeWorth Large Cap Growth Stock
   2009 (m)..........     --       N/A - N/A          --      0.95         1.15 - 2.69       1.32 -   1.82
   2008..............    546    6.92 -  7.62       6,777      0.25         1.15 - 2.34     -42.07 - -41.36
   2007..............    755   11.80 - 13.15      15,510      0.38         1.15 - 2.34      12.57 -  13.95
   2006..............  1,120   10.35 - 11.68      21,018      0.27         1.15 - 2.34       8.24 -   9.56
   2005..............  1,599    9.45 - 10.79      28,572      0.13         1.15 - 2.34      -3.21 -  -2.03

   RidgeWorth Large Cap Value Equity Fund
   2009 (m)..........     --       N/A - N/A          --      1.24         1.15 - 2.69      -5.81 -  -5.34
   2008..............    534    9.71 - 10.24       7,773      2.09         1.15 - 2.19     -34.26 - -33.56
   2007..............    711   14.61 - 15.57      15,457      1.51         1.15 - 2.19       1.28 -   2.36
   2006..............  1,011   14.27 - 15.37      22,014      1.40         1.15 - 2.19      19.79 -  21.07
   2005..............  1,458   11.79 - 12.83      27,023      1.56         1.15 - 2.19       1.48 -   2.57

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (m)..........     --       N/A - N/A          --      0.91         1.15 - 2.69      -1.03 -  -0.54
   2008..............    248    7.39 -  9.46       2,606      0.68         1.15 - 2.09     -41.90 - -41.34
   2007..............    331   12.60 - 16.29       5,835      0.22         1.15 - 2.09       2.97 -   3.97
   2006..............    480   12.12 - 15.82       8,465      0.39         1.15 - 2.09       8.41 -   9.46
   2005..............    639   11.07 - 14.59      10,606      0.44         1.15 - 2.09      11.94 -  13.02

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Small Cap Value Equity Fund
   2009 (m)..............    --        N/A - N/A    $    --       0.78%        1.15 - 2.69%      1.60 -   2.11%
   2008..................   239   $11.93 - 19.87      3,491       1.63         1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 -  14.78
   2005..................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 -  61.15

Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --        N/A - N/A         --         --         1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1       0.04         1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7       0.08         1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5       0.00         1.50 - 1.50       4.19 -   4.19
   2005..................   < 1    12.57 - 12.57          4       0.00         1.50 - 1.50      -0.40 -  -0.40

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth
   2009.................. 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008.................. 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007.................. 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05
   2006.................. 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -   3.38
   2005.................. 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 -  14.90

   Van Kampen UIF Core Plus Fixed Income
   2009..................   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008..................    88    10.97 - 12.98        993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007..................   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006..................   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -   2.55
   2005..................   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -   3.03

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2009................  1,949  $17.30 - 26.03    $ 36,845       0.00%       0.70 - 2.20%     66.15 -  68.66%
   2008................  1,971   10.25 - 15.67      22,242       0.00        0.70 - 2.20     -57.57 - -56.93
   2007................  2,502   23.81 - 36.93      66,623       0.44        0.70 - 2.20      37.38 -  39.47
   2006................  3,270   17.07 - 25.15      63,047       0.75        0.70 - 2.20      34.17 -  36.19
   2005................  3,778   12.53 - 20.03      54,052       0.36        0.70 - 2.20      30.95 -  32.92

   Van Kampen UIF Global Value Equity
   2009................      2    9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008................      3    8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007................      3   13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41
   2006................      4   13.17 - 16.03          54       1.59        1.15 - 1.85      18.97 -  19.83
   2005................      4   11.07 - 13.38          47       1.04        1.15 - 1.85       3.88 -   4.62

   Van Kampen UIF High Yield
   2009................     <1   14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008................      1   10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007................      1   13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44
   2006................      1   13.61 - 13.61           9       8.01        1.50 - 1.50       7.00 -   7.00
   2005................      1   12.72 - 12.72           8       0.76        1.50 - 1.50      -0.45 -  -0.45

   Van Kampen UIF International Magnum
   2009................  1,980   10.29 - 12.09      19,324       2.82        0.70 - 2.20      29.65 -  31.61
   2008................  2,242    7.82 -  9.33      16,897       3.22        0.70 - 2.20     -45.83 - -45.01
   2007................  2,797   14.22 - 17.22      38,584       1.49        0.70 - 2.20      12.08 -  13.79
   2006................  3,317   12.50 - 14.05      40,739       0.09        0.70 - 2.20      22.42 -  24.26
   2005................  3,465   10.06 - 11.48      34,680       1.20        0.70 - 2.20       8.66 -  10.30

   Van Kampen UIF Mid Cap Growth
   2009................  1,424   14.68 - 15.97      21,180       0.00        0.70 - 2.30      54.08 -  56.56
   2008................  1,674    9.53 - 10.20      16,010       0.81        0.70 - 2.30     -47.98 - -47.14
   2007................  2,085   18.32 - 19.30      38,132       0.00        0.70 - 2.30      19.86 -  21.81
   2006................  2,642   15.28 - 15.85      40,057       0.00        0.70 - 2.30       6.80 -   8.51
   2005................  2,911   14.31 - 14.60      41,086       0.00        0.70 - 2.30      14.88 -  16.75

   Van Kampen UIF U.S. Mid Cap Value
   2009................  5,038   11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008................  5,830    8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007................  7,726   15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006................  9,904   14.41 - 17.00     141,489       0.28        0.70 - 2.69      17.46 -  19.86
   2005................ 11,514   12.26 - 14.18     138,619       0.31        0.70 - 2.69       9.30 -  11.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate
   2009................ 1,134   $15.32 - 26.22    $23,487       2.84%        0.70 - 2.30%     25.43 -  27.46%
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................ 2,397    24.84 - 40.50     79,513       1.10         0.70 - 2.30      34.92 -  37.09
   2005................ 2,895    18.41 - 29.54     70,733       1.20         0.70 - 2.30      14.37 -  16.24

   Van Kampen UIF Value
   2009................     6    10.56 - 11.17         74       3.22         1.35 - 2.00      28.38 -  29.23
   2008................     9     8.70 - 10.40         86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007................    17    13.85 - 16.40        252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006................    22    14.58 - 17.11        342       1.68         1.15 - 2.00      14.56 -  15.56
   2005................    26    12.72 - 14.81        347       1.32         1.15 - 2.00       3.37 -  27.24

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2009................ 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43
   2008................ 1,264    14.92 - 16.19     18,942       7.44         1.29 - 2.59     -17.18 - -16.08
   2007................ 1,611    15.64 - 18.02     28,786       7.28         1.29 - 2.59       3.62 -   5.01
   2006................ 1,755    14.19 - 14.89     29,699       8.87         1.29 - 2.59       7.94 -   9.38
   2005................ 1,663    13.61 - 16.11     25,554       7.44         1.29 - 2.59       9.24 -  10.69

   Van Kampen UIF Emerging Markets Equity (Class II)
   2009................   593    29.46 - 32.18     18,635       0.00         1.29 - 2.59      65.71 -  67.92
   2008................   654    17.78 - 19.16     12,286       0.00         1.29 - 2.59     -57.87 - -57.30
   2007................   945    42.19 - 44.88     41,679       0.41         1.29 - 2.59      36.80 -  38.64
   2006................ 1,095    30.84 - 32.37     34,945       0.75         1.29 - 2.59      33.63 -  35.40
   2005................   903    23.08 - 23.91     21,348       0.35         1.29 - 2.59      30.31 -  32.05

   Van Kampen UIF Equity and Income (Class II)
   2009................ 3,981    12.19 - 12.99     50,480       2.68         1.29 - 2.59      19.32 -  20.91
   2008................ 4,556    10.88 - 11.73     47,934       2.44         1.29 - 2.59     -24.69 - -23.68
   2007................ 5,858    13.21 - 14.45     81,721       1.87         1.29 - 2.59       0.67 -   2.02
   2006................ 6,061    14.36 - 15.07     83,763       1.17         1.29 - 2.59       9.67 -  11.13
   2005................ 4,725    13.09 - 13.56     58,796       0.67         1.29 - 2.59       4.61 -   6.00

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Capital Growth (Class II)
   2009................   756   $12.30 - 13.00    $ 10,008      0.00%        1.29 - 2.59%     60.87 -  63.02%
   2008................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 -  13.99

   Van Kampen UIF Global Franchise (Class II)
   2009................ 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................ 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 -  10.54

   Van Kampen UIF Int'l Growth Equity (Class II)
   2009................   493     7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008................   502     5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007................   433    11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006 (ah)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2009................ 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................ 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................ 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59      14.27 -  15.79

   Van Kampen UIF Small Company Growth (Class II)
   2009................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................ 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59       9.97 -  11.43

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2009................ 3,109    12.61 - 15.45      46,473      1.11         1.29 - 2.59      35.56 -  37.36
   2008................ 3,724    11.40 - 12.29      40,747      0.76         1.29 - 2.59     -42.94 - -42.18
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59       4.94 -   6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59      17.51 -  19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59       9.25 -  10.71

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2009................ 2,830   $17.03 - 17.56    $ 51,314      2.71%        1.29 - 2.69%     25.03 -  26.84%
   2008................ 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69      13.62 -  15.25

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth
   2009................ 3,339     5.81 -  9.59      26,376      0.11         0.70 - 2.30      62.30 -  64.91
   2008................ 3,876     3.52 -  5.91      18,810      0.54         0.70 - 2.30     -50.15 - -49.34
   2007................ 4,617     6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 -  16.14
   2006................ 6,027     5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -   2.14
   2005................ 7,916     5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -   7.18

   LIT Comstock
   2009................ 3,622    10.46 - 11.72      40,418      4.52         0.70 - 2.30      25.85 -  27.88
   2008................ 4,331     8.31 -  9.16      38,125      2.68         0.70 - 2.30     -37.14 - -36.12
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30      13.64 -  15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30       1.98 -   3.64

   LIT Government
   2009................    74    11.83 - 12.20         902      6.07         1.25 - 1.65      -0.68 -  -0.28
   2008................    96    11.91 - 12.24       1,172      4.61         1.25 - 1.65       0.14 -   0.55
   2007................   116    11.90 - 12.17       1,405      4.92         1.25 - 1.65       5.57 -   5.99
   2006................   142    11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -   2.06
   2005................   146    11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -   2.25

   LIT Money Market
   2009 (v)............    --     N/A  - N/A            --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13
   2005................   273    10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -   1.41

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II)
   2009............  3,778  $11.64 - 12.67    $ 36,584      0.00%        1.29 - 2.59%     61.35 -  63.51%
   2008............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30
   2005............  6,958   12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -   6.25

   LIT Comstock (Class II)
   2009............ 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008............ 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007............ 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006............ 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55
   2005............ 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -   2.77

   LIT Growth and Income (Class II)
   2009............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48
   2005............  9,458   15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -   8.31

   LIT Mid Cap Growth (Class II)
   2009............  1,031   12.32 - 14.26      12,941      0.00         0.70 - 2.59      52.33 -  55.28
   2008............  1,132    7.94 -  9.36       9,250      0.00         0.70 - 2.59     -48.22 - -47.21
   2007............  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 -  16.78
   2006............  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -   4.19
   2005............  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 -  10.34

   LIT Money Market (Class II)
   2009 (v)........     --    N/A  - N/A            --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008............  3,348   10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007............  3,118   10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006............  3,035    9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83
   2005............  3,045    9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -   1.11

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                      YEAR ENDED DECEMBER 31,
                                                    --------------------------
($ IN MILLIONS)                                       2009      2008     2007
                                                    -------   -------   ------
REVENUES
Premiums (net of reinsurance ceded of $528, $534
   and $625)                                        $   581   $   585   $  502
Contract charges (net of reinsurance ceded of
   $278, $340 and $315)                                 952       911      942
Net investment income                                 2,974     3,720    4,205
Realized capital gains and losses:
   Total other-than-temporary impairment losses      (1,592)   (2,434)    (210)
   Portion of loss recognized in other
      comprehensive income                              316        --       --
                                                    -------   -------   ------
      Net other-than-temporary impairment losses
         recognized in earnings                      (1,276)   (2,434)    (210)
   Sales and other realized capital gains and
      losses                                            856      (618)      13
                                                    -------   -------   ------
      Total realized capital gains and losses          (420)   (3,052)    (197)
                                                    -------   -------   ------
                                                      4,087     2,164    5,452
COSTS AND EXPENSES
Contract benefits (net of reinsurance ceded of
   $601, $1,099 and $646)                             1,402     1,397    1,364
Interest credited to contractholder funds (net of
   reinsurance ceded of $32, $43 and $47)             2,076     2,356    2,628
Amortization of deferred policy acquisition costs       888       643      518
Operating costs and expenses                            321       383      318
Restructuring and related charges                        24         1        2
Interest expense                                         42        16       20
                                                    -------   -------   ------
                                                      4,753     4,796    4,850
Gain (loss) on disposition of operations                  7        (4)     (10)
                                                    -------   -------   ------
(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX
   (BENEFIT) EXPENSE                                   (659)   (2,636)     592
                                                    -------   -------   ------
Income tax (benefit) expense                           (112)     (946)     180
                                                    -------   -------   ------
NET (LOSS) INCOME                                      (547)   (1,690)     412
                                                    -------   -------   ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     1,899    (2,253)    (409)
                                                    -------   -------   ------
COMPREHENSIVE INCOME (LOSS)                         $ 1,352   $(3,943)  $    3
                                                    =======   =======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                                 -----------------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                   2009      2008
                                                                                 -------   -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $49,842 and $49,136)   $47,658   $42,446
   Mortgage loans                                                                  7,780    10,012
   Equity securities, at fair value (cost $159 and $106)                             183        82
   Limited partnership interests                                                   1,028     1,187
   Short-term, at fair value (amortized cost $1,669 and $3,855)                    1,669     3,858
   Policy loans                                                                      823       813
   Other                                                                           1,076     1,374
                                                                                 -------   -------
      Total investments                                                           60,217    59,772
Cash                                                                                 145        93
Deferred policy acquisition costs                                                  3,664     6,701
Reinsurance recoverables                                                           4,016     3,923
Accrued investment income                                                            540       542
Deferred income taxes                                                                203     1,382
Other assets                                                                         963     1,294
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL ASSETS                                                               $78,820   $81,946
                                                                                 =======   =======
LIABILITIES
Contractholder funds                                                             $50,850   $56,780
Reserve for life-contingent contract benefits                                     12,256    12,256
Unearned premiums                                                                     30        32
Payable to affiliates, net                                                           119       142
Other liabilities and accrued expenses                                             1,432     1,638
Surplus notes due to related parties                                                 675       650
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL LIABILITIES                                                           74,434    79,737
                                                                                 -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5         5
Additional capital paid-in                                                         3,189     2,475
Retained income                                                                    1,969     2,066
Accumulated other comprehensive loss:
   Unrealized net capital gains and losses:
      Unrealized net capital losses on fixed income securities with OTTI            (274)       --
      Other unrealized net capital gains and losses                               (1,146)   (4,362)
      Unrealized adjustment to DAC, DSI and insurance reserves                       643     2,025
                                                                                 -------   -------
         Total unrealized net capital gains and losses                              (777)   (2,337)
                                                                                 -------   -------
         Total accumulated other comprehensive loss                                 (777)   (2,337)
                                                                                 -------   -------
         Total shareholder's equity                                                4,386     2,209
                                                                                 -------   -------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $78,820   $81,946
                                                                                 =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------
($ IN MILLIONS)                                                         2009       2008      2007
                                                                      --------   -------   -------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                            $    --    $    --   $    5
Redemption of stock                                                        --         --       (5)
                                                                      --------   -------   -------
Balance, end of year                                                       --         --       --
                                                                      --------   -------   -------
COMMON STOCK                                                                5          5        5
                                                                      --------   -------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              2,475      1,108    1,108
Capital contributions                                                     697      1,349       --
Forgiveness of payable due to parent (see Note 4)                          17         --       --
Gain on reinsurance transaction with affiliate (see Note 4)                --         18       --
                                                                      --------   -------   -------
Balance, end of year                                                    3,189      2,475    1,108
                                                                      --------   -------   -------
RETAINED INCOME
Balance, beginning of year                                              2,066      3,734    4,055
Net (loss) income                                                        (547)    (1,690)     412
Cumulative effect of change in accounting principle                       481         --       (8)
(Loss) gain on transfers of investments to/from parent (see Note 4)       (36)        22       --
Forgiveness of payable due to parent (see Note 4)                           5         --       --
Dividends                                                                  --         --     (725)
                                                                      --------   -------   -------
Balance, end of year                                                    1,969      2,066    3,734
                                                                      --------   -------   -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                             (2,337)       (84)     325
Cumulative effect of change in accounting principle                      (339)        --       --
Change in unrealized net capital gains and losses                       1,899     (2,253)    (409)
                                                                      --------   -------   -------
Balance, end of year                                                     (777)    (2,337)     (84)
                                                                      --------   -------   -------
TOTAL SHAREHOLDER'S EQUITY                                            $ 4,386    $ 2,209   $4,763
                                                                      ========   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                        YEAR ENDED DECEMBER 31,
                                                    ------------------------------
($ IN MILLIONS)                                       2009       2008       2007
                                                    --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                   $   (547)  $ (1,690)  $    412
Adjustments to reconcile net (loss) income to net
   cash provided by operating activities:
   Amortization and other non-cash items                (277)      (423)      (289)
   Realized capital gains and losses                     420      3,052        197
   (Gain) loss on disposition of operations               (7)         4         10
   Interest credited to contractholder funds           2,076      2,356      2,628
   Changes in:
      Policy benefit and other insurance reserves       (446)      (446)      (290)
      Unearned premiums                                   (2)        (2)        (1)
      Deferred policy acquisition costs                  485         47        (29)
      Reinsurance recoverables                          (236)      (167)      (276)
      Income taxes                                       412       (828)       112
      Other operating assets and liabilities             (29)        --        104
                                                    --------   --------   --------
         Net cash provided by operating activities     1,849      1,903      2,578
                                                    --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
   Fixed income securities                            13,621     11,083     11,222
   Equity securities                                      35        131         73
   Limited partnership interests                          78        100        181
   Mortgage loans                                        335        248         --
   Other investments                                     485        135        156
Investment collections:
   Fixed income securities                             3,652      2,530      2,981
   Mortgage loans                                      1,695        800      1,506
   Other investments                                     105         95        383
Investment purchases:
   Fixed income securities                           (16,720)    (6,498)   (12,096)
   Equity securities                                    (102)      (133)      (101)
   Limited partnership interests                        (209)      (410)      (673)
   Mortgage loans                                        (18)    (1,115)    (2,637)
   Other investments                                     (26)      (120)      (693)
Change in short-term investments, net                  2,275     (4,529)        31
Change in policy loans and other investments, net       (193)      (359)        30
Disposition of operations                                 --         (3)        (5)
                                                    --------   --------   --------
         Net cash provided by investing activities     5,013      1,955        358
                                                    --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties              --        800         --
Capital contributions                                    250        607         --
Note payable to parent                                    --         --       (500)
Redemption of redeemable preferred stock                  --         --        (11)
Contractholder fund deposits                           3,340      9,253      7,948
Contractholder fund withdrawals                      (10,400)   (14,610)    (9,736)
Dividends paid                                            --         --       (725)
                                                    --------   --------   --------
         Net cash used in financing activities        (6,810)    (3,950)    (3,024)
                                                    --------   --------   --------
NET INCREASE (DECREASE) IN CASH                           52        (92)       (88)
CASH AT BEGINNING OF YEAR                                 93        185        273
                                                    --------   --------   --------
CASH AT END OF YEAR                                 $    145   $     93   $    185
                                                    ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products, and voluntary accident and health insurance. The principal individual products are fixed annuities; interest-sensitive, traditional and variable life insurance; and voluntary accident and health insurance. The institutional product line consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

($ IN MILLIONS)                                   2009     2008     2007
                                                 ------   ------   ------
PREMIUMS
   Traditional life insurance /(1)/              $  387   $  368   $  260
   Immediate annuities with life contingencies      102      132      204
   Accident and health                               92       85       38
                                                 ------   ------   ------
     TOTAL PREMIUMS                                 581      585      502
CONTRACT CHARGES
   Interest-sensitive life insurance /(1)/          907      855      862
   Fixed annuities                                   44       55       79
   Variable annuities                                 1        1        1
                                                 ------   ------   ------
      TOTAL CONTRACT CHARGES                        952      911      942
                                                 ------   ------   ------
         TOTAL PREMIUMS AND CONTRACT CHARGES     $1,533   $1,496   $1,444
                                                 ======   ======   ======

----------
/(1)/ Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007, these ceded reinsurance premiums were $90 million.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and, through March 31, 2010, financial service firms, such as banks and broker-dealers. Effective March 31, 2010, the Company will no longer wholesale or provide distribution support to banks and broker-dealers. Although the Company will continue to service inforce contracts sold through these channels, the Company will no longer solicit new sales through the Company's direct relationships with banks or broker-dealers. Certain of the Company's master brokerage agencies and independent agents may continue to wholesale the Company's products to banks and broker-dealers through their relationships.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is generally on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued. The Company recognizes other-than-temporary impairment losses on equity securities when the decline in fair value is deemed other than temporary including when the Company does not have a positive intent and ability to hold an impaired security until recovery.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in annuity product contracts and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

     Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge derivative financial instruments Based upon the type of derivative instrument and strategy, the income statement effects, including fair value gains and losses and accrued periodic settlements, of derivatives for which hedge accounting is not applied are reported in a single line item with the results of the associated risk.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending transactions and securities sold under agreements to repurchase ("repurchase agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products exposed to investment credit losses in excess of the Company's expectations that may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the higher credit losses.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $16 million and $19 million at December 31, 2009 and 2008, respectively. Amortization expense of the present value of future profits was $3 million, $5 million and $5 million in 2009, 2008 and 2007, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2009 and 2008. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2009 or 2008.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves, DAC and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to fund mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

Recognition and Presentation of Other-Than-Temporary Impairments

     In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings.

     The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information, and requires that the annual disclosures be made for interim periods. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses each period. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the interim period of adoption.

     The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption resulted in the reclassification of $733 million of previously recorded OTTI write-downs from retained income to unrealized capital losses. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was an increase in retained income of $481 million and a decrease in unrealized net capital gains and losses of $339 million, with a net benefit to equity of $142 million. The benefit to equity resulted from a decrease in a deferred tax asset valuation allowance. The adoption did not have an impact on the Company's Consolidated Statement of Operations and Comprehensive Income. The effect of the adoption on net income for interim periods after adoption is not determinable. The accounting standard incorporates management's intent as a critical component to the determination of the amount recorded and this assessment process was changed as of April 1, 2009 to an intent to sell model from an intent to hold model.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

     In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

     The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the quarterly reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

Interim Disclosures about Fair Value of Financial Instruments

     In April 2009, the FASB issued new accounting guidance to require disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. The disclosures are not required for earlier periods presented for comparative purposes. The Company adopted the provisions of the new guidance as of June 30, 2009. The new guidance affects disclosures only and therefore the adoption had no impact on the Company's results of operations or financial position.

Noncontrolling Interests in Consolidated Financial Statements

     In December 2007, the FASB issued new accounting guidance which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such, net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statements of operations, if material. All changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained should be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, a parent is required to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. The new guidance requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption did not have an effect on the Company's results of operations or financial position.

Disclosures about Derivative Instruments and Hedging Activities

     In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

     In September 2009, the FASB issued new accounting guidance relating to investments that are required or permitted to be measured or disclosed at fair value when the investment does not have a readily determinable fair value and is accounted for using measurement principles pertaining to investment companies. As a practical expedient, the guidance allows a reporting entity to measure the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent). The amendments include additional disclosure requirements. The adoption as of December 31, 2009 had no effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Consolidation of Variable Interest Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. Additional amendments include a requirement to perform ongoing reassessments to determine whether an entity is the primary beneficiary of a VIE and elimination of the quantitative approach for determining the primary beneficiary of a VIE. In February 2010, the FASB issued an amendment to the new accounting guidance which defers the effective date indefinitely for interests in entities that have attributes of investment companies or for which it is industry practice to utilize measurement principles consistent with those followed by investment companies. The amendment does not apply when certain conditions exist and does not apply to certain entities including securitization and asset-backed financing entities. The guidance is effective for fiscal years beginning after November 15, 2009. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

Disclosures about Fair Value Measurements

     In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

Embedded Credit Derivatives Scope Exception

     In March 2010, the FASB issued accounting guidance amendments which clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another. The amendments address how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under the derivatives accounting guidance. The amendments are effective for fiscal quarters beginning after June 15, 2010. Early adoption is permitted at the beginning of the first fiscal quarter after the accounting guidance amendments are issued. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

3.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, and other investments, as well as mergers completed with equity securities and limited partnerships, totaled $372 million, $17 million and $72 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and for funds received from the Company's security repurchase business activities were $449 million, $320 million and $1.75 billion at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $168 million, $20 million and $72 million at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses or other investments.

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ IN MILLIONS)                                                          2009     2008      2007
                                                                        -----   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $  --   $   348   $    34
Net change in short-term investments                                     (277)    1,129       443
                                                                        -----   -------   -------
   Operating cash flow (used) provided                                  $(277)  $ 1,477   $   477
                                                                        =====   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(340)  $(1,817)  $(2,294)
Liabilities for collateral and security repurchase, end of year          (617)     (340)   (1,817)
                                                                        -----   -------   -------
   Operating cash flow provided (used)                                  $ 277   $(1,477)  $  (477)
                                                                        =====   =======   =======

     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $435 million, $467 million and $477 million in 2009, 2008 and 2007, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $49 million, $73 million and $74 million of structured settlement annuities, a type of immediate annuity, in 2009, 2008 and 2007, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $6 million, $12 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium income for 2009, 2008 and 2007, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.80 billion and $4.85 billion at December 31, 2009 and 2008, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $10 million, $19 million and $27 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

     Surplus notes due to related parties outstanding at December 31 consisted of the following:

($ IN MILLIONS)                                 2009   2008
                                                ----   ----
5.06% Surplus Note, due 2035                    $100   $100
6.18% Surplus Note, due 2036                     100    100
5.93% Surplus Note, due 2038                      50     50
7.00% Surplus Note, due 2028                     400    400
6.74% Surplus Note, due 2029                      25     --
                                                ----   ----
   Surplus notes due to related parties /(1)/   $675   $650
                                                ====   ====

----------
/(1)/ No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2009 and 2008 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

     On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued on December 30, 2009 a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

     The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2009, 2008 and 2007, the Company incurred $14 million, $13 million and $11 million, respectively, of interest expense related to these surplus notes. Additionally, in 2009, 2008 and 2007, the Company recorded net investment income on the notes due from Kennett of $14 million, $12 million and $11 million, respectively.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. In 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million and $3 million, respectively.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note totaled $5 million in 2007.

REDEEMABLE PREFERRED STOCK

     Prior to its redemption in 2007, the Company had outstanding redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbrook Holdings, LLC, a wholly owned subsidiary of AIC. During 2007, all outstanding redeemable preferred stock, totaling $11 million, was redeemed.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

INVESTMENT SALES AND PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. Since the transfer of the investments was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of sale with the difference to fair value recorded as a decrease to retained income of $20 million after-tax ($30 million pre-tax).

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2009, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT BENEFIT PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                 GROSS UNREALIZED
                                     AMORTIZED   ----------------     FAIR
($ IN MILLIONS)                        COST       GAINS    LOSSES    VALUE
                                     ---------   ------   -------   -------
AT DECEMBER 31, 2009
U.S. government and agencies          $ 3,426    $  168   $   (13)  $ 3,581
Municipal                               5,578        50      (519)    5,109
Corporate                              27,314     1,015      (790)   27,539
Foreign government                      1,906       258       (11)    2,153
RMBS                                    5,596        76    (1,006)    4,666
CMBS                                    3,390        30      (952)    2,468
ABS                                     2,616        48      (537)    2,127
Redeemable preferred stock                 16        --        (1)       15
                                      -------    ------   -------   -------
     Total fixed income securities    $49,842    $1,645   $(3,829)  $47,658
                                      =======    ======   =======   =======
AT DECEMBER 31, 2008
U.S. government and agencies          $ 2,792    $  895    $   --   $ 3,687
Municipal                               3,976        28      (696)    3,308
Corporate                              27,416       408    (3,555)   24,269
Foreign government                      1,652       513       (65)    2,100
RMBS                                    4,933        62    (1,022)    3,973
CMBS                                    5,712        10    (1,992)    3,730
ABS                                     2,639         5    (1,275)    1,369
Redeemable preferred stock                 16        --        (6)       10
                                      -------    ------   -------   -------
     Total fixed income securities    $49,136    $1,921   $(8,611)  $42,446
                                      =======    ======   =======   =======

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                         AMORTIZED     FAIR
($ IN MILLIONS)                             COST      VALUE
                                         ---------   -------
Due in one year or less                   $ 1,387    $ 1,397
Due after one year through five years      13,773     14,105
Due after five years through ten years     10,606     10,939
Due after ten years                        15,864     14,424
                                          -------    -------
                                           41,630     40,865
RMBS and ABS                                8,212      6,793
                                          -------    -------
   Total                                  $49,842    $47,658
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN MILLIONS)                         2009     2008     2007
                                       ------   ------   ------
Fixed income securities                $2,595   $3,112   $3,589
Mortgage loans                            488      580      552
Equity securities                           5        7        4
Limited partnership interests               8       29       87
Short-term investments                     13       98       72
Other                                     (39)      23      171
                                       ------   ------   ------
   Investment income, before expense    3,070    3,849    4,475
   Investment expense                     (96)    (129)    (270)
                                       ------   ------   ------
      Net investment income            $2,974   $3,720   $4,205
                                       ======   ======   ======

REALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

($ IN MILLIONS)                         2009      2008     2007
                                       ------   -------   -----
Fixed income securities                $(255)   $(2,004)  $(172)
Mortgage loans                          (143)       (90)     (1)
Equity securities                        (21)       (29)      6
Limited partnership interests           (283)       (76)     34
Derivatives                              357       (815)    (57)
Other                                    (75)       (38)     (7)
                                       ------   -------   -----
   Realized capital gains and losses   $(420)   $(3,052)  $(197)
                                       ======   =======   =====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ IN MILLIONS)                            2009      2008     2007
                                         -------   -------   -----
Impairment write-downs /(1)/             $(1,009)  $(1,227)  $(118)
Change in intent write-downs /(2)/          (267)   (1,207)    (92)
                                         -------   -------   -----
Net OTTI losses recognized in earnings    (1,276)   (2,434)   (210)
Sales                                        637       184      70
Valuation of derivative instruments          315      (985)    (63)
Settlement of derivative instruments          41       197       6
EMA LP income /(3)/                         (137)      (14)     --
                                         -------   -------   -----
   Realized capital gains and losses     $  (420)  $(3,052)  $(197)
                                         =======   =======   =====

----------
/(1)/ Beginning April 1, 2009 for fixed income securities, impairment write-downs reflect the credit loss component of issue specific other-than-temporary declines in fair value where the amortized cost basis is not expected to be entirely recovered. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where the Company could not reasonably assert that the recovery period would be temporary.
/(2)/ Beginning April 1, 2009 for fixed income securities, change in intent write-downs reflect instances where the Company has made a decision to sell the security or it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, change in intent write-downs reflect instances where the Company could not assert a positive intent to hold until recovery.
/(3)/ Beginning in the fourth quarter of 2008, income from EMA LP is reported in realized capital gains and losses. EMA LP income for periods prior to the fourth quarter of 2008 is reported in net investment income.

     Gross gains of $931 million, $516 million and $140 million and gross losses of $267 million, $317 million and $191 million were realized on sales of fixed income securities during 2009, 2008 and 2007, respectively.

     Other-than-temporary impairment losses by asset type for the year ended December 31, 2009 are as follows:

                                                   INCLUDED
($ IN MILLIONS)                           TOTAL     IN OCI      NET
                                         -------   --------   -------
Fixed income securities:
   Municipal                             $   (25)    $  --    $   (25)
   Corporate                                (188)      (11)      (199)
   Foreign government                        (17)       --        (17)
   RMBS                                     (434)      251       (183)
   CMBS                                     (411)      102       (309)
   ABS                                      (201)      (26)      (227)
                                         -------   --------   -------
      Total fixed income securities       (1,276)      316       (960)
Mortgage loans                              (102)       --       (102)
Equity securities                            (29)       --        (29)
Limited partnership interests               (148)       --       (148)
Other                                        (37)       --        (37)
                                         -------   --------   -------
OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES   $(1,592)    $ 316    $(1,276)
                                         =======   ========   =======

     The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities at December 31, 2009, which were not included in earnings, are presented in the following table. The amount excludes $136 million of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ IN MILLIONS)

Corporate         $ (18)
RMBS               (323)
CMBS               (127)
ABS                 (90)
                  -----
   Total          $(558)
                  =====

     A rollforward of the amount recognized in earnings related to credit losses for fixed income securities is presented in the following table.

($ IN MILLIONS)
Beginning balance of cumulative credit loss for securities held at April 1, 2009        $(1,059)
Additional credit loss for securities previously other-than-temporarily impaired           (111)
Additional credit loss for securities not previously other-than-temporarily impaired       (411)
Reduction in credit loss for securities disposed or collected                               773
Reduction in credit loss for securities other-than-temporarily impaired to fair value        --
Change in credit loss due to accretion of increase in cash flows and time value
   of cash flows for securities previously other-than-temporarily impaired                   --
                                                                                        -------
Ending balance at December 31, 2009                                                     $  (808)
                                                                                        =======


     The Company uses its best estimate of future cash flows expected to be collected from the fixed income security discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition of the issue or issuer(s), expected defaults, expected recoveries, the value of underlying collateral and current subordination levels, vintage, geographic concentration, available reserves or escrows, third party guarantees and other credit enhancements. Additionally, other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The unrealized loss deemed to be related to factors other than credit remains classified in OCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to determine a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   GROSS UNREALIZED
($ IN MILLIONS)                                           FAIR     ----------------   UNREALIZED NET
AT DECEMBER 31, 2009                                      VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                         -------   ------   -------   --------------
Fixed income securities /(1)/                            $47,658   $1,645   $(3,829)     $(2,184)
Equity securities                                            183       31        (7)          24
Short-term investments                                     1,669       --        --           --
Derivative instruments /(2)/                                 (20)       2       (20)         (18)
                                                                                         -------
   Unrealized net capital gains and losses, pre-tax                                       (2,178)
Amounts recognized for:
   Insurance reserves /(3)/                                                                   --
   DAC and DSI /(4)/                                                                         990
                                                                                         -------
      Amounts recognized                                                                     990
                                                                                         -------
   Deferred income taxes                                                                     411
                                                                                         -------
   Unrealized net capital gains and losses, after-tax                                    $  (777)
                                                                                         =======

----------
/(1)/ Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1,762) million related to other unrealized net capital gains and losses.
/(2)/ Included in the fair value of derivative securities are $(2) million classified as assets and $18 million classified as liabilities.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                  GROSS UNREALIZED
                                                          FAIR    ----------------   UNREALIZED NET
AT DECEMBER 31, 2008                                     VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                        -------   ------   -------   --------------
Fixed income securities                                 $42,446   $1,921   $(8,611)     $(6,690)
Equity securities                                            82        1       (25)         (24)
Short-term investments                                    3,858        4        (1)           3
Derivative instruments /(1)/                                 16       23        (9)          14
                                                                                        -------
   Unrealized net capital gains and losses, pre-tax                                      (6,697)
Amounts recognized for:
   Insurance reserves                                                                      (378)
   DAC and DSI                                                                            3,493
                                                                                        -------
      Amounts recognized                                                                  3,115
Deferred income taxes                                                                     1,245
                                                                                        -------
Unrealized net capital gains and losses, after-tax                                      $(2,337)
                                                                                        =======

----------
/(1)/ Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                          2009      2008      2007
                                                       -------   -------   -------
Fixed income securities                                $ 4,506   $(7,139)  $(1,139)
Equity securities                                           48       (24)      (11)
Short-term investments                                      (3)        3        --
Derivative instruments                                     (32)       46       (16)
                                                       -------   -------   -------
      Total                                              4,519    (7,114)   (1,166)
Amounts recognized for:
   Insurance reserves                                      378       681        70
   DAC and DSI                                          (2,503)    2,980       467
                                                       -------   -------   -------
      (Decrease) increase in amounts recognized         (2,125)    3,661       537
Deferred income taxes                                     (834)    1,200       220
                                                       -------   -------   -------
Increase (decrease) in unrealized net capital gains
   and losses                                          $ 1,560   $(2,253)  $  (409)
                                                       =======   =======   =======

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

     For equity securities, the Company considers various factors, including whether the Company has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

     The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost for fixed income securities and cost for equity securities is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                                  -----------------------------   -----------------------------
                                                  NUMBER                          NUMBER                             TOTAL
                                                    OF       FAIR    UNREALIZED     OF       FAIR    UNREALIZED   UNREALIZED
                                                  ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES       LOSSES
                                                  ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2009
Fixed income securities
   U.S. government and agencies                       27   $ 1,952    $   (13)        --   $    --    $    --      $   (13)
   Municipal                                         144     1,634        (62)       280     1,912       (457)        (519)
   Corporate                                         300     3,979       (131)       398     5,155       (659)        (790)
   Foreign government                                 10       360        (11)         1         1         --          (11)
   RMBS                                              162       604        (14)       310     1,727       (992)      (1,006)
   CMBS                                               19       186         (3)       257     1,796       (949)        (952)
   ABS                                                21       203        (19)       163     1,363       (518)        (537)
   Redeemable preferred stock                          1        --         --          1        13         (1)          (1)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities /(1)/           684     8,918       (253)     1,410    11,967     (3,576)      (3,829)
Equity securities                                      7        11         (2)         1        13         (5)          (7)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities      691   $ 8,929    $  (255)     1,411   $11,980    $(3,581)     $(3,836)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities             650   $ 8,667    $  (191)     1,119   $10,260    $(2,467)     $(2,658)
Below investment grade fixed income securities        34       251        (62)       291     1,707     (1,109)      (1,171)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities                 684   $ 8,918    $  (253)     1,410   $11,967    $(3,576)     $(3,829)
                                                   =====   =======    =======      =====   =======    =======      =======
AT DECEMBER 31, 2008
Fixed income securities
   Municipal                                         400   $ 2,460    $  (653)        26   $   199    $   (43)     $  (696)
   Corporate                                       1,282    12,781     (1,779)       446     4,344     (1,776)      (3,555)
   Foreign government                                 43       304        (53)         2        13        (12)         (65)
   RMBS                                              209     1,154       (293)       226       973       (729)      (1,022)
   CMBS                                              289     2,646       (786)       176       901     (1,206)      (1,992)
   ABS                                                61       348       (100)       166       926     (1,175)      (1,275)
   Redeemable preferred stock                          3         9         (6)        --        --         --           (6)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287    19,702     (3,670)     1,042     7,356     (4,941)      (8,611)
Equity securities                                     39        55        (25)        --        --         --          (25)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities    2,326   $19,757    $(3,695)     1,042   $ 7,356    $(4,941)     $(8,636)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities           2,104   $18,791    $(3,343)       906   $ 6,757    $(4,481)     $(7,824)
Below investment grade fixed income securities       183       911       (327)       136       599       (460)        (787)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287   $19,702    $(3,670)     1,042   $ 7,356    $(4,941)     $(8,611)
                                                   =====   =======    =======      =====   =======    =======      =======

----------
/(1)/ Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $16 million for the less than 12 month category and $468 million for the 12 months or greater category.

     As of December 31, 2009, $981 million of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $981 million, $892 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of

Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2009, the remaining $2.86 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Investment grade securities comprising $1.77 billion of these unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy. Of the $2.86 billion, $1.08 billion are related to below investment grade fixed income securities and $5 million are related to equity securities. Of these amounts, $977 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2009. Unrealized losses on below investment grade securities are principally related to RMBS, ABS and CMBS and were the result of wider credit spreads than at initial purchase which was largely due to the impact of macroeconomic conditions and credit market deterioration on real estate valuations. Securities in an unrealized loss position were evaluated based on discounted cash flows and credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. RMBS and ABS in an unrealized loss position were evaluated with credit enhancements from bond insurers where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying security, as well as with credit enhancements from bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.

     As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2009, the Company had the intent and ability to hold the equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2009 and 2008, the carrying value of equity method limited partnership interests totaled $495 million and $627 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment. In 2009, 2008 and 2007, the Company had write-downs of $5 million, $13 million and $9 million, respectively, related to equity method limited partnership interests.

     As of December 31, 2009 and 2008, the carrying value for cost method limited partnership interests was $533 million and $560 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is estimated to be equivalent to the reported net asset value of the underlying funds. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; significantly reduced valuations of the investments held by limited partnerships; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations, for further consideration. In 2009, 2008 and 2007, the Company had write-downs of $143 million, $53 million and $0.3 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will not collect the contractual principal and interest. The net carrying value of impaired loans at December 31, 2009 and 2008 was $377 million and $159 million, respectively. Total valuation allowances of $94 million and $3 million were held on impaired loans at December 31, 2009 and 2008, respectively. The Company recognized $96 million and $3 million of realized capital losses related to increases in the valuation allowances on impaired loans for the years ended December 31, 2009 and 2008, respectively. There were no valuation allowances prior to December 31, 2008. Realized capital losses recognized on mortgage loans held for sale totaled $6 million, $73 million and $28 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. The Company recognized interest income on impaired loans of $7 million, $6 million and $0.2 million during 2009, 2008 and 2007, respectively. The average balance of impaired loans was $313 million, $43 million and $3 million during 2009, 2008 and 2007, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)        2009   2008
                                                      ----   ----
California                                            16.8%  18.3%
Texas                                                 10.2    8.9
New York                                               7.5    8.9
New Jersey                                             6.4    7.2
Delaware                                               6.1    9.3
Illinois                                               5.6    2.9
Oregon                                                 4.3    5.3
Virginia                                               3.6    6.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009   2008
                                                      ----   ----
California                                            22.9%  21.0%
Illinois                                               9.3    9.0
New York                                               6.4    5.8
Pennsylvania                                           6.0    6.2
New Jersey                                             6.0    6.1
Texas                                                  5.0    7.0

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009    2008
                                                     -----   -----
Office buildings                                      35.2%   32.5%
Retail                                                24.4    24.5
Warehouse                                             22.9    22.6
Apartment complex                                     12.1    15.5
Other                                                  5.4     4.9
                                                     -----   -----
   Total                                             100.0%  100.0%
                                                     =====   =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2009 for loans that were not in foreclosure are as follows:

($ IN MILLIONS)    NUMBER    CARRYING
                  OF LOANS     VALUE    PERCENT
                  --------   --------   -------

2010                  74      $  923     12.0%
2011                  82       1,126     14.6
2012                  94       1,076     13.9
2013                  71         660      8.5
Thereafter           380       3,946     51.0
                     ---      ------    -----
   Total             701      $7,731    100.0%
                     ===      ======    =====

     In 2009, $741 million of commercial mortgage loans were contractually due. Of these, 67% were paid as due, 22% were extended generally for less than one year, 9% have been refinanced and 2% were foreclosed or in the process of foreclosure. As of December 31, 2009, the Company has five loans totaling $49 million that are in foreclosure. Additionally, the Company has $72 million of delinquent loans that are not in the process of foreclosure.

CONCENTRATION OF CREDIT RISK

     At December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2009 and 2008, fixed income securities with a carrying value of $434 million and $307 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million, $34 million and $11 million, for the years ended December 31, 2009, 2008 and 2007, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.84 billion and $1.73 billion at December 31, 2009 and 2008, respectively.

     At December 31, 2009, fixed income securities and short-term investments with a carrying value of $61 million were on deposit with regulatory authorities as required by law.

     At December 31, 2009, the carrying value of fixed income securities that were non-income producing was $3 million. No other investments were non-income producing at December 31, 2009.

6.   FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

     The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

     a)  Quoted prices for similar assets or liabilities in active markets;

     b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities. As of December 31, 2009, 75.1% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

     . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

     . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

     .    Fixed income securities:

          U.S. government and agencies: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          Municipal: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

          Corporate, including privately placed: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

          Foreign government; RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS -credit card, auto and student loans; Redeemable preferred stock: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Equity securities: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Short-term: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

     . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

          OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

Level 3 measurements

     .    Fixed income securities:

          Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and are categorized as Level 3 as a result of the significance of non-market observable inputs, which may include projections of future cash flows.

          Corporate, including privately placed: Valued based on non-binding broker quotes or based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable. Equity-indexed notes, which are senior unsecured debt obligations of corporate issuers, are categorized as Level 3 as a result of the significance of non-market observable inputs.

          RMBS - Subprime residential mortgage-backed securities ("Subprime") and Alt-A: Subprime and certain Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain Subprime and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A are categorized as Level 3.

          CMBS: Valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

          ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

          ABS - student loans and other: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

     . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Non-market observable inputs such as volatility assumptions may be significant to the valuation of the instruments.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER      SIGNIFICANT    COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2009
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS:
   Fixed income securities:
      U.S. government and agencies            $ 1,596         $ 1,985        $   --                        $ 3,581
      Municipal                                    --           4,363           746                          5,109
      Corporate                                    --          25,519         2,020                         27,539
      Foreign government                           --           2,133            20                          2,153
      RMBS                                         --           3,614         1,052                          4,666
      CMBS                                         --           1,146         1,322                          2,468
      ABS                                          --             417         1,710                          2,127
      Redeemable preferred stock                   --              14             1                             15
                                              -------         -------        ------                        -------
         Total fixed income securities          1,596          39,191         6,871                         47,658

   Equity securities                              129              27            27                            183
   Short-term investments                         133           1,536            --                          1,669
   Other investments:
      Free-standing derivatives                    --             808            32         $ (411)            429
   Separate account assets                      9,072              --            --                          9,072
   Other assets                                    --              --             2                              2
                                              -------         -------        ------         ------         -------
      TOTAL RECURRING BASIS ASSETS             10,930          41,562         6,932           (411)         59,013
   Non-recurring basis /(1)/                       --              --           219                            219
                                              -------         -------        ------         ------         -------
TOTAL ASSETS AT FAIR VALUE                    $10,930         $41,562        $7,151         $ (411)        $59,232
                                              =======         =======        ======         ======         =======
% of total assets at fair value                  18.4%           70.2%         12.1%          (0.7)%         100.0%
LIABILITIES:
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $    --         $  (217)       $ (110)                       $  (327)
   Other liabilities:
      Free-standing derivatives                    (1)           (556)          (85)        $  243            (399)
                                              -------         -------        ------         ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $    (1)        $  (773)       $ (195)        $  243         $  (726)
                                              =======         =======        ======         ======         =======
% of total liabilities at fair value              0.1%          106.5%         26.9%         (33.5)%         100.0%

----------
/(1)/ Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER       SIGNIFICANT   COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2008
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS
   Fixed income securities:
      U.S. government and agencies            $  276          $ 3,411        $    --                       $ 3,687
      Municipal                                   --            2,605            703                         3,308
      Corporate                                   --           14,402          9,867                        24,269
      Foreign government                          --            2,100             --                         2,100
      RMBS                                        --            2,162          1,811                         3,973
      CMBS                                        --            3,320            410                         3,730
      ABS                                         --               28          1,341                         1,369
      Redeemable preferred stock                  --                9              1                            10
                                              ------          -------        -------                       -------
         Total fixed income securities           276           28,037         14,133                        42,446
   Equity securities                               1               54             27                            82
   Short-term investments                        342            3,516             --                         3,858
   Other investments:
      Free-standing derivatives                   --              605             13        $ (480)            138
   Separate account assets                     8,239               --             --                         8,239
   Other assets                                   (1)              --              1                            --
                                              ------          -------        -------        ------         -------
      TOTAL RECURRING BASIS ASSETS             8,857           32,212         14,174          (480)         54,763
   Non-recurring basis /(1)/                      --               --            244                           244
                                              ------          -------        -------        ------         -------
TOTAL ASSETS AT FAIR VALUE                    $8,857          $32,212        $14,418        $ (480)        $55,007
                                              ======          =======        =======        ======         =======
% of total assets at fair value                 16.1%            58.6%          26.2%         (0.9)%         100.0%
LIABILITIES
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $   --          $   (37)       $  (265)                      $  (302)
   Other liabilities:
      Free-standing derivatives                   --           (1,118)          (106)       $  460            (764)
                                              ------          -------        -------        ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $   --          $(1,155)       $  (371)       $  460         $(1,066)
                                              ======          =======        =======        ======         =======
% of total liabilities at fair value              --%           108.4%          34.8%        (43.2)%         100.0%

----------
/(1)/ Includes $164 million of mortgage loans, $70 million of limited partnership interests and $10 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

     When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

     The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                DECEMBER 31,       NET     OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2009           2009/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   703         $  (3)      $   31        $   (39)     $    54      $  746            $  (1)
      Corporate                     9,867            18        1,158         (1,591)      (7,432)      2,020               54
      Foreign government               --            --           --             30          (10)         20               --
      RMBS                          1,811          (125)         247           (304)        (577)      1,052              (96)
      CMBS                            410          (398)         801            (75)         584       1,322             (318)
      ABS                           1,341          (194)         852           (120)        (169)      1,710             (123)
      Redeemable preferred
         stock                          1            --           --             --           --           1               --
                                  -------         -----       ------        -------      -------      ------            -----
         Total fixed income
            securities             14,133          (702)       3,089         (2,099)      (7,550)      6,871             (484)
   Equity securities                   27            (2)           3             (1)          --          27               (3)
   Other investments:
      Free-standing
         derivatives, net             (93)           76           --            (36)          --         (53)/(2)/         98
   Other assets                         1             1           --             --           --           2                1
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 ASSETS              $14,068         $(627)      $3,092        $(2,136)     $(7,550)     $6,847            $(388)
                                  =======         =====       ======        =======      =======      ======            =====
LIABILITIES
   Contractholder funds:
      Derivatives embedded in
         annuity contracts        $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 LIABILITIES         $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  =======         =====       ======        =======      =======      ======            =====

----------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.
/(2)/ Comprises $32 million of assets and $(85) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds, and $(148) million in contract benefits.

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                 JANUARY 1,       NET      OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2008           2008/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   231       $    --       $   (72)      $   (12)      $  556     $   703           $    --
      Corporate                    11,845          (320)       (1,147)       (1,019)         508       9,867              (367)
      Foreign government               --            --            --            (5)           5          --                --
      RMBS                          3,034          (507)         (511)         (491)         286       1,811              (464)
      CMBS                            790          (453)         (312)         (391)         776         410              (192)
      ABS                           2,930          (338)         (987)         (404)         140       1,341              (317)
      Redeemable preferred
         stock                         --             1            --            --           --           1                --
                                  -------       -------       -------       -------       ------     -------           -------
   Total fixed income
      securities                   18,830        (1,617)       (3,029)       (2,322)       2,271      14,133            (1,340)
   Equity securities                   61            (3)          (12)           20          (39)         27                (3)
   Other investments:
      Free-standing
         derivatives, net              (6)         (125)           --            38           --         (93)/(2)/         (37)
   Other assets                         2            (1)           --            --           --           1                (1)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 ASSETS           $18,887       $(1,746)      $(3,041)      $(2,264)      $2,232     $14,068           $(1,381)
                                  =======       =======       =======       =======       ======     =======           =======
LIABILITIES
   Contractholder funds:
      Derivatives embedded
         in annuity contracts     $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 LIABILITIES      $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  =======       =======       =======       =======       ======     =======           =======

----------
/(1)/ The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.
/(2)/ Comprises $13 million of assets and $(106) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

     Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS
                                       DECEMBER 31, 2009   DECEMBER 31, 2008
                                       -----------------   -----------------
                                       CARRYING    FAIR    CARRYING    FAIR
($ IN MILLIONS)                          VALUE     VALUE     VALUE     VALUE
                                       --------   ------   --------   ------
Mortgage loans                          $7,780    $6,220    $10,012   $8,700
Limited partnership interests - cost
   basis                                   533       521        560      541
Bank loans                                 359       329        981      675
Notes due from related party               275       233        250      185

     The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES
                                        DECEMBER 31, 2009    DECEMBER 31, 2008
                                       ------------------   ------------------
                                       CARRYING     FAIR    CARRYING     FAIR
($ IN MILLIONS)                          VALUE     VALUE      VALUE     VALUE
                                       --------   ------    --------   -------
Contractholder funds on investment
   contracts                            $39,824   $38,196    $45,989   $42,484
Surplus notes due to related parties        675       611        650       566
Liability for collateral                    617       617        340       340

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.   DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL
     INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting.

     The Company uses derivatives to partially mitigate potential adverse impacts from increases in credit spreads. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors and futures are acquired to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in selling protection credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2009, the Company pledged $9 million of securities and cash in the form of margin deposits.

     The net impact to pre-tax income for derivatives includes valuation and settlements of derivatives. For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are reported in net income. For embedded derivatives in convertible fixed income securities and equity-indexed notes, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

     The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position at December 31, 2009.

                                                                      ASSET DERIVATIVES
                                         ---------------------------------------------------------------------------
                                                                        Volume/(1)/
                                                                   --------------------
                                                                                Number     Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                   Notional       of      value,   Gross     Gross
CONTRACTS)                                Balance sheet location    amount    contracts     net    asset   liability
                                         -----------------------   --------   ---------   ------   -----   ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate swap agreements            Other investments       $   45           --    $ (3)    $ --      $ (3)
   Foreign currency swap agreements         Other investments           23           --      (2)      --        (2)
                                                                    ------     --------    ----     ----      ----
      Total                                                         $   68           --    $ (5)    $ --      $ (5)
                                                                    ------     --------    ----     ----      ----
DERIVATIVES NOT DESIGNATED AS
   ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other investments       $1,106           --    $ 57     $ 61      $ (4)
      Interest rate cap and floor
         agreements                         Other investments           52           --       2        2        --
      Financial futures contracts
         and options                          Other assets              --          404      --       --        --
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants/(2)/                      Other investments           62       19,850     385      385        --
      Options, financial futures and
         warrants                             Other assets              --          102      --       --        --
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other investments           53           --       1        1        --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Conversion options in fixed
         income securities               Fixed income securities       315           --     117      117        --
      Equity-indexed call options in
         fixed income securities         Fixed income securities       475           --      89       89        --
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
         Protection                         Other investments           83           --      (3)       2        (5)
      Credit Default Swaps - Selling
         Protection                         Other investments           14           --      --       --        --
   OTHER CONTRACTS
      Other contracts                       Other investments           75           --      --       --        --
      Other contracts                         Other assets               6           --       2        2        --
                                                                    ------     --------    ----     ----      ----
      Total                                                         $2,241       20,356    $650     $659      $ (9)
                                                                    ------     --------    ----     ----      ----
TOTAL DERIVATIVE ASSETS                                             $2,309       20,356    $645     $659      $(14)
                                                                    ======     ========    ====     ====      ====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                           LIABILITY DERIVATIVES
                                            -----------------------------------------------------------------------------------
                                                                                       Volume/(1)/
                                                                                  -------------------
                                                                                                        Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                                  Notional  Number of  value,  Gross    Gross
CONTRACTS)                                          Balance sheet location         amount   contracts    net   asset  liability
                                            ------------------------------------  --------  ---------  ------  -----  ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 2,443        --   $(230)   $ --    $(230)
      Foreign currency swap agreements      Other liabilities & accrued expenses       179        --     (18)      3      (21)
      Foreign currency and interest rate
         swap agreements                    Other liabilities & accrued expenses       870        --     231     231       --
      Foreign currency and interest rate
         swap agreements                    Contractholder funds                        --        --      44      44       --
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $ 3,492        --   $  27    $278    $(251)
                                                                                   -------    ------   -----    ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 6,087        --   $  32    $ 69    $ (37)
      Interest rate swaption agreements     Other liabilities & accrued expenses     1,000        --      15      15       --
      Interest rate cap and floor
         agreements                         Other liabilities & accrued expenses     3,896        --     (16)      9      (25)
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants                           Other liabilities & accrued expenses        45    19,946    (213)      3     (216)
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other liabilities & accrued expenses        54        --       3       3       --
      Foreign currency forwards and
         options                            Other liabilities & accrued expenses       185        --       2       2       --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Guaranteed accumulation benefits              Contractholder funds             1,113        --     (66)     --      (66)
      Guaranteed withdrawal benefits                Contractholder funds               810        --     (41)     --      (41)
      Equity-indexed options in life and
         annuity product contracts                  Contractholder funds             4,321        --    (217)     --     (217)
      Other embedded derivative financial
         instruments                                Contractholder funds                85        --      (3)     --       (3)
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
      Protection                            Other liabilities & accrued expenses       550        --     (29)      4      (33)
   Credit Default Swaps - Selling
      Protection                            Other liabilities & accrued expenses     1,070        --     (60)      6      (66)
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $19,216    19,946   $(593)   $111    $(704)
                                                                                   -------    ------   -----    ----    -----
TOTAL DERIVATIVE LIABILITIES                                                       $22,708    19,946   $(566)   $389    $(955)
                                                                                   =======    ======   =====    ====    =====
TOTAL DERIVATIVES                                                                  $25,017    40,302   $  79
                                                                                   =======    ======   =====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                CARRYING VALUE
                                                        NOTIONAL   FAIR    ------------------------
($ IN MILLIONS)                                          AMOUNT    VALUE   ASSETS     (LIABILITIES)
                                                        --------   -----   ------     -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                        $10,354    $(799)   $ 22         $  (821)
   Financial futures contracts and options                4,359       (1)     --              (1)
   Interest rate cap and floor agreements                 5,688      (35)      2             (37)
                                                        -------    -----   ----          -------
      Total interest rate contracts                      20,401     (835)     24            (859)
EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants               5,056       49      97             (48)
FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                       1,233      222       9             213
   Foreign currency forwards and options                     10       --      --              --
                                                        -------    -----   -----         -------
      Total foreign currency contracts                    1,243      222      9              213
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                517      (73)     (1)            (72)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                         985     (147)     --            (147)
   Guaranteed withdrawal benefits                           744     (119)     --            (119)
   Conversion options in fixed income securities            378       90      90              --
   Equity-indexed call options in fixed income
      securities                                            800      132     132              --
   Equity-indexed call options in fixed income
      securities                                          4,150      (37)     --             (37)
   Other embedded derivative financial instruments          135        1      --               1
                                                        -------    -----   -----         -------
      Total embedded derivative financial instruments     7,192      (80)    222            (302)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection               1,145       31       9              22
   Other                                                     81        3       3              --
                                                        -------    -----   -----         -------
      Total other derivative instruments                  1,226       34      12              22
                                                        -------    -----   -----         -------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                  $35,635    $(683)   $363/(1)/    $(1,046)/(2)/
                                                        =======    =====   =====         =======

----------
/(1)/ Presented in the Consolidated Statements of Financial Position as $222
      million fixed income securities, $138 million other investments and $3 million other assets.
/(2)/ Presented in the Consolidated Statements of Financial Position as $302 million contractholder funds and $744 million other liabilities and accrued expenses.

     The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $3 million during the next twelve months.

                                                                 YEAR ENDED
($ IN MILLIONS)                                              DECEMBER 31, 2009
                                                             -----------------
EFFECTIVE PORTION
Loss recognized in OCI on derivatives during the period             $(35)
Loss recognized in OCI on derivatives during the term of
   the hedging relationship                                         $(18)
Gain reclassified from AOCI into income (net investment
   income)                                                          $  2
Loss reclassified from AOCI into income (realized capital
   gains and losses)                                                $ (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS
   TESTING

Gain recognized in income on derivatives (realized capital
   gains and losses)                                                $ --

     For cash flow hedges, unrealized net pre-tax (gains) and losses included in accumulated other comprehensive income were $(18) million and $16 million at December 31, 2009 and 2008, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(34) million, $48 million and $(16) million in 2009, 2008 and 2007, respectively.

     The following table presents gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

                                                                                                  TOTAL GAIN
                                                         REALIZED                 INTEREST          (LOSS)
                                               NET       CAPITAL                 CREDITED TO    RECOGNIZED IN
                                           INVESTMENT   GAINS AND   CONTRACT   CONTRACTHOLDER   NET INCOME ON
($ IN MILLIONS)                              INCOME       LOSSES    BENEFITS        FUNDS        DERIVATIVES
                                           ----------   ---------   --------   --------------   -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING
   HEDGING RELATIONSHIPS
   Interest rate contracts                     $30         $ 12       $ --          $(13)            $ 29
   Foreign currency and interest rate
      contracts                                 --           (9)        --            77               68
                                               ---         ----       ----          ----             ----
      Subtotal                                  30            3         --            64               97
                                               ---         ----       ----          ----             ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate contracts                      --          280         --            --              280
   Equity and index contracts                   --           --         --           115              115
   Embedded derivative financial
      instruments                               --           60        158          (184)              34
   Foreign currency contracts                   --            3         --            --                3
   Credit default contracts                     --           14         --            --               14
   Other contracts                              --           --         --             3                3
                                               ---         ----       ----          ----             ----
      Subtotal                                  --          357        158           (66)             449
                                               ---         ----       ----          ----             ----
      Total                                    $30         $360       $158          $ (2)            $546
                                               ===         ====       ====          ====             ====

     The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $1 million, $4 million and $13 million in 2009, 2008 and 2007, respectively.

     The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

($ IN MILLIONS)                             GAIN (LOSS) ON DERIVATIVES    GAIN (LOSS) ON HEDGED RISK
                                            --------------------------   ----------------------------
                                                            FOREIGN
                                            INTEREST      CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED          RATE      INTEREST RATE   CONTRACTHOLDER
   IN NET INCOME ON DERIVATIVES             CONTRACTS      CONTRACTS          FUNDS       INVESTMENTS
-----------------------------------------   ---------   --------------   --------------   -----------
Interest credited to contractholder funds      $(26)          $39             $(13)          $  --
Net investment income                           164            --               --            (164)
Realized capital gains and losses                12            (9)              --              --
                                               ----           ---             ----           -----
   Total                                       $150           $30             $(13)          $(164)
                                               ====           ===             ====           =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2009, counterparties pledged $168 million in cash to the Company, and the Company pledged $162 million in securities to counterparties which includes $122 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $40 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31 as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions).

($ IN MILLIONS)                          2009                                                 2008
                 ---------------------------------------------------  ---------------------------------------------------
                 Number of                              Exposure,     Number of                              Exposure,
                  counter-  Notional      Credit          net of       counter-  Notional      Credit         net of
RATING /(1)/      parties    amount   exposure/(2)/  collateral/(2)/   parties    amount   Exposure/(2)/  collateral/(2)/
---------------  ---------  --------  -------------  ---------------  ---------  --------  -------------  ---------------
AA-                  --      $   --        $ --            $--             1      $  236        $ 5             $ 5
A+                    3       6,666         151             18             2         242          8               8
A                     2       1,041          48             17             2       1,730         35              15
A-                    1         145          23             23             1         216         25              25
                    ---      ------        ----            ---           ---      ------        ---             ---
Total                 6      $7,852        $222            $58             6      $2,424        $73             $53
                    ===      ======        ====            ===           ===      ======        ===             ===

----------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

     The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, 2009, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ IN MILLIONS)

Gross liability fair value of contracts containing
   credit-risk-contingent features                       $ 386
Gross asset fair value of contracts containing
   credit-risk-contingent features and subject to MNAs    (233)
Collateral posted under MNAs for contracts containing
   credit-risk-contingent features                        (122)
                                                         -----
Maximum amount of additional exposure for contracts
   with credit-risk-contingent features if all
   features were triggered concurrently                  $  31
                                                         =====

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:

                                  NOTIONAL AMOUNT
                         CREDIT RATING UNDERLYING NOTIONAL
                       ------------------------------------
                                            BB AND            FAIR
($ IN MILLIONS)         AA      A     BBB    LOWER    TOTAL   VALUE
                       ----   ----   ----   ------   ------   -----
SINGLE NAME
   Investment grade
      corporate debt   $ 50   $ 65   $ 41    $ 15    $  171   $ (5)
   High yield debt       --     --     --       8         8     --
   Municipal             25     --     --      --        25     (4)
                       ----   ----   ----    ----    ------   ----
      Subtotal           75     65     41      23       204     (9)
BASKETS
   TRANCHE
   Investment grade
      corporate debt     --     --     --      65        65    (27)
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt     --     45     15      --        60     --
   Municipal             20    135     --      --       155    (28)
                       ----   ----   ----    ----    ------   ----
      Subtotal           20    180     15      65       280    (55)
                       ----   ----   ----    ----    ------   ----
INDEX
   Investment grade
      corporate debt     14    159    408      19       600      4
                       ----   ----   ----    ----    ------   ----
TOTAL                  $109   $404   $464    $107    $1,084   $(60)
                       ====   ====   ====    ====    ======   ====

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                    NOTIONAL AMOUNT
                           CREDIT RATING UNDERLYING NOTIONAL
                       -----------------------------------------
                                                  BB AND            FAIR
($ IN MILLIONS)        AAA    AA      A     BBB    LOWER   TOTAL   VALUE
                       ---   ----   ----   ----   ------   -----   -----
SINGLE NAME
   Investment grade
      corporate debt   $10   $ --   $115   $ 91     $--     $216   $(10)
   High yield debt      --     --     --     --       6        6     (3)
   Municipal            --     25     --     --      --       25    (11)
   Sovereign            --     --     --     20       5       25     (1)
                       ---   ----   ----   ----     ---     ----   ----
      Subtotal          10     25    115    111      11      272    (25)
BASKETS
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt    --     --     30     60      --       90     (5)
      Municipal         --    120     35     --      --      155    (43)
                       ---   ----   ----   ----     ---     ----   ----
         Subtotal       --    120     65     60      --      245    (48)
                       ---   ----   ----   ----     ---     ----   ----
TOTAL                  $10   $145   $180   $171     $11     $517   $(73)
                       ===   ====   ====   ====     ===     ====   ====

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. When a credit event occurs in a tranche of a basket, there is no impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2009                  2008
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
($ IN MILLIONS)                           AMOUNT     VALUE     AMOUNT      VALUE
                                       -----------   -----   -----------   -----
Commitments to invest in limited
   partnership interests                   $802       $--      $1,075       $--
Commitments to invest - other                 3        --           2        --
Commitments to extend mortgage loans          3        --           3        --
Private placement commitments                 7        --          --        --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of investment securities and cash totaling $398 million and liabilities primarily consisting of long-term debt totaling $371 million at December 31, 2009. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was zero at December 31, 2009.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN MILLIONS)                                               2009      2008
                                                            -------   -------
Immediate fixed annuities:
   Structured settlement annuities                          $ 6,406   $ 6,628
   Other immediate fixed annuities                            2,043     2,101
Traditional life insurance                                    2,662     2,538
Accident and health                                           1,053       920
Other                                                            92        69
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,256   $12,256
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                             INTEREST                ESTIMATION
              PRODUCT                                  MORTALITY                               RATE                    METHOD
----------------------------------   --------------------------------------------   -------------------------   --------------------
Structured settlement annuities      U.S. population with projected calendar year   Interest rate assumptions   Present value of
                                     improvements; mortality rates adjusted for     range from 1.3% to 9.9%     contractually
                                     each impaired life based on reduction in                                   specified future
                                     life expectancy                                                            benefits

Other immediate fixed annuities      1983 group annuity mortality table with        Interest rate assumptions   Present value of
                                     internal modifications; 1983 individual        range from 1.0% to 11.5%    expected future
                                     annuity mortality table;  Annuity 2000                                     benefits based on
                                     mortality table with internal modifications;                               historical
                                     1983 individual annuity mortality table with                               experience
                                     internal modifications

Traditional life insurance           Actual company experience plus loading         Interest rate assumptions   Net level premium
                                                                                    range from 4.0% to 11.3%    reserve method using
                                                                                                                the Company's
                                                                                                                withdrawal
                                                                                                                experience rates

Accident and health                  Actual company experience plus loading                                     Unearned premium;
                                                                                                                additional contract
                                                                                                                reserves for
                                                                                                                mortality risk

Other:
   Variable annuity guaranteed       100% of Annuity 2000 mortality table           Interest rate assumptions   Projected benefit
      minimum death benefits /(1)/                                                  range from 4.5% to 5.5%     ratio applied to
                                                                                                                cumulative
                                                                                                                assessments

----------------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential").

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2009.

     At December 31, contractholder funds consist of the following:

($ IN MILLIONS)                                     2009      2008
                                                  -------   -------
Interest-sensitive life insurance                 $ 9,662   $ 9,308
Investment contracts:
   Fixed annuities                                 36,030    37,625
   Funding agreements backing medium-term notes     4,699     9,314
   Other investment contracts                         459       533
                                                  -------   -------
      Total contractholder funds                  $50,850   $56,780
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                           INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
---------------------------------   ------------------------------   ------------------------------
Interest-sensitive life insurance   Interest rates credited range    Either a percentage of account
                                    from 2.0% to 6.0%                balance or dollar amount
                                                                     grading off generally over 20
                                                                     years

Fixed annuities                     Interest rates credited range    Either a declining or a level
                                    from 0.5% to 9.9% for            percentage charge generally
                                    immediate annuities and 0% to    over nine years or less.
                                    16% for other fixed annuities    Additionally, approximately
                                    (which include equity-indexed    28.1% of fixed annuities are
                                    annuities whose returns are      subject to market value
                                    indexed to the S&P 500)          adjustment for discretionary
                                                                     withdrawals

Funding agreements backing medium   Interest rates credited range    Not applicable
-term notes                         from 0% to 6.5%
                                    (excluding currency-swapped
                                    medium-term notes)

Other investment contracts:         Interest rates used in           Withdrawal and surrender
  Guaranteed minimum income,        establishing reserves range      charges are based on the terms
  accumulation and withdrawal       from 1.8% to 10.3%               of the related
  benefits on variable                                               interest-sensitive life
  annuities/(1)/ and secondary                                       insurance or fixed annuity
  guarantees on                                                      contract
  interest-sensitive life
  insurance and fixed
  annuities

------------

/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

      Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN MILLIONS)                                            2009       2008
                                                          -------   -------
Balance, beginning of year                                $56,780   $60,464
Deposits                                                    3,327     9,286
Interest credited                                           1,974     2,350
Benefits                                                   (1,553)   (1,701)
Surrenders and partial withdrawals                         (4,086)   (4,329)
Maturities and retirements of institutional products       (4,773)   (8,599)
Contract charges                                             (860)     (819)
Net transfers from separate accounts                           11        19
Fair value hedge adjustments for institutional products        25       (56)
Other adjustments                                               5       165
                                                          -------   -------
Balance, end of year                                      $50,850   $56,780
                                                          =======   =======

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.93 billion and $7.07 billion of equity, fixed income and balanced mutual funds and $568 million and $730 million of money market mutual funds at December 31, 2009 and 2008, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                          -------------------
($ IN MILLIONS)                                             2009       2008
                                                          --------   --------
In the event of death
   Separate account value                                 $  8,496   $  7,802
   Net amount at risk /(1)/                               $  2,153   $  3,971
   Average attained age of contractholders                65 years   64 years
At annuitization (includes income benefit guarantees)
   Separate account value                                 $  2,101   $  1,846
   Net amount at risk /(2)/                               $    906   $  1,459
   Weighted average waiting period until annuitization
      options available                                    3 years    4 years
For cumulative periodic withdrawals
   Separate account value                                 $    786   $    718
   Net amount at risk /(3)/                               $     42   $    159
Accumulation at specified dates
   Separate account value                                 $  1,113   $    984
   Net amount at risk /(4)/                               $     97   $    223
   Weighted average waiting period until guarantee date    8 years    9 years

----------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
/(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance at the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

($ IN MILLIONS)                           LIABILITY FOR                              LIABILITY FOR
                                      GUARANTEES RELATED TO     LIABILITY FOR     GUARANTEES RELATED
                                       DEATH BENEFITS AND         GUARANTEES        TO ACCUMULATION
                                       INTEREST-SENSITIVE     RELATED TO INCOME     AND WITHDRAWAL
                                          LIFE PRODUCTS            BENEFITS            BENEFITS         TOTAL
                                     ----------------------   -----------------   ------------------   ------
Balance at December 31, 2008 /(1)/            $ 115                  $219                $266           $600
   Less reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Net balance at December 31, 2008                 34                    19                  --             53
Incurred guaranteed benefits                     13                    --                   1             14
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    12                    --                   1             13
Net balance at December 31, 2009                 46                    19                   1             66
   Plus reinsurance recoverables                109                   268                 107            484
                                              -----                  ----                ----           ----
Balance, December 31, 2009 /(2)/              $ 155                  $287                $108           $550
                                              =====                  ====                ====           ====
Balance at December 31, 2007 /(3)/            $ 145                  $ 45                $ --           $190
   Less reinsurance recoverables                121                    26                  --            147
                                              -----                  ----                ----           ----
Net balance at December 31, 2007                 24                    19                  --             43
Incurred guaranteed benefits                     11                    --                  --             11
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    10                    --                  --             10
Net balance at December 31, 2008                 34                    19                  --             53
   Plus reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Balance, December 31, 2008 /(1)/              $ 115                  $219                $266           $600
                                              =====                  ====                ====           ====


----------

/(1)/ Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.
/(2)/ Included in the total liability balance at December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.
/(3)/ Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to September 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.57 billion at December 31, 2009 and 2008, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential. In addition, as of December 31, 2009 and 2008, the Company had reinsurance recoverables of $175 million and $181 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2009, the gross life insurance in force was $532.60 billion of which $251.89 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                             2009     2008     2007
                                                          -------   ------   -------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $ 2,215   $2,275   $2,342
Assumed
   Affiliate                                                  102       70       16
   Non-affiliate                                               22       25       26
Ceded-non-affiliate                                          (806)    (874)    (940)
                                                          -------   ------   -------
      Premiums and contract charges, net of reinsurance   $ 1,533   $1,496   $1,444
                                                          =======   ======   =======


     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009      2008     2007
                                              ------   -------   ------
CONTRACT BENEFITS
Direct                                        $1,915   $ 2,428   $1,973
Assumed
   Affiliate                                      66        42       10
   Non-affiliate                                  22        26       27
Ceded-non-affiliate                             (601)   (1,099)    (646)
                                              ------   -------   ------
      Contract benefits, net of reinsurance   $1,402   $ 1,397   $1,364
                                              ======   =======   ======

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                              2009     2008     2007
                                            ------   ------   ------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                      $2,085   $2,373   $2,644
Assumed
   Affiliate                                    11       11       13
   Non-affiliate                                12       15       18
Ceded-non-affiliate                            (32)     (43)     (47)
                                            ------   ------   ------
      Interest credited to contractholder
         funds, net of  reinsurance         $2,076   $2,356   $2,628
                                            ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)   REINSURANCE RECOVERABLE ON
                   PAID AND UNPAID BENEFITS
                  --------------------------
                      2009           2008
                  ------------   -----------
Annuities            $1,667         $1,734
Life insurance        1,528          1,465
Long-term care          732            630
Other                    89             94
                     ------         ------
Total                $4,016         $3,923
                     ======         ======

     At both December 31, 2009 and 2008, approximately 93% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                            2009     2008     2007
                                                         -------   ------   ------
Balance, beginning of year                               $ 6,701   $3,905   $3,485
Impact of adoption of new OTTI accounting guidance
   before  unrealized impact /(1)/                          (176)      --       --
Impact of adoption of new OTTI accounting guidance
   effect of unrealized capital gains and losses /(2)/       176       --       --
Reinsurance assumed /(3)/                                     --       32       --
Impact of adoption of new internal replacements
   accounting guidance /(4)/                                  --       --      (11)
Acquisition costs deferred                                   403      596      547
Amortization charged to income                              (888)    (643)    (518)
Effect of unrealized gains and losses                     (2,552)   2,811      402
                                                         -------   ------   ------
Balance, end of year                                     $ 3,664   $6,701   $3,905
                                                         =======   ======   ======


----------
/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.
/(3)/ In 2008, DAC increased as a result of a reinsurance transaction with AHL
      (see Note 4).
/(4)/ The adoption of new accounting guidance related to internal replacements resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

($ IN MILLIONS)                                    2009   2008   2007
                                                  -----   ----   -----
Balance, beginning of year                        $ 453   $295    $225
Impact of adopting new OTTI accounting guidance
   before unrealized impact /(1)/                   (35)    --      --
Impact of adopting new OTTI accounting guidance
   effect of unrealized capital gains and
   losses /(2)/                                      35     --      --
Impact of adoption of new internal replacements
   accounting guidance /(3)/                         --     --      (2)
Sales inducements deferred                           28     47      64
Amortization charged to income                     (129)   (53)    (57)
Effect of unrealized gains and losses              (157)   164      65
                                                  -----   ----   -----
Balance, end of year                              $ 195   $453    $295
                                                  =====   ====   =====

----------

/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustments to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.
/(3)/ The adoption of new accounting guidance related to internal replacements resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

11.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2009 and 2008, the liability balance included in other liabilities and accrued expenses was $29 million and $30 million, respectively. The related premium tax offsets included in other assets were $28 million and $29 million as of December 31, 2009 and 2008, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. New York law currently contains an aggregate limit on guaranty funds under the Life Insurance Corporation of New York of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's average market share for New York, based on assessable premiums, was approximately 3.1% in 2009.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $160 million at December 31, 2009. The obligations associated with these fixed income securities expire at various dates during the next five years.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

     . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

     . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

($ IN MILLIONS)                            2009    2008
                                          -----   ------
DEFERRED ASSETS
Unrealized net capital losses             $ 422   $1,254
Life and annuity reserves                   309      306
Difference in tax bases of investments       31      381
Net operating loss carryforward              --      208
Other assets                                 34       43
                                          -----   ------
   Total deferred assets                    796    2,192
Valuation allowance                          --       (9)
                                          -----   ------
   Net deferred assets                      796    2,183
DEFERRED LIABILITIES
DAC                                        (569)    (790)
Other liabilities                           (24)     (11)
                                          -----   ------
   Total deferred liabilities              (593)    (801)
                                          -----   ------
      Net deferred asset                  $ 203   $1,382
                                          =====   ======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. The valuation allowance for deferred tax assets decreased by $9 million in 2009.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ IN MILLIONS)                                    2009    2008   2007
                                                  -----   -----   ----
Current                                           $(426)  $(640)  $111
Deferred (including $208 million tax benefit of
   operating loss carryforward in 2008)             314    (306)    69
                                                  -----   -----   ----
Total income tax (benefit) expense                $(112)  $(946)  $180
                                                  =====   =====   ====

     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance.

     The Company received refunds of $515 million and $118 million in 2009 and 2008, respectively and paid income taxes of $68 million in 2007. The Company had a current income tax receivable of $440 million and $529 million at December 31, 2009 and 2008, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2009    2008    2007
                                                        -------   -----   ----
Statutory federal income tax rate - (benefit) expense   (35.0)%   (35.0)% 35.0%
Dividends received deduction                             (1.6)     (0.5)  (2.7)
Tax credits                                              (0.5)     (0.2)  (2.3)
Other                                                    (0.7)     (0.2)   0.4
Valuation allowance                                      20.8        --     --
                                                        -------   -----   ----
   Effective income tax rate - (benefit) expense        (17.0)%   (35.9)% 30.4%
                                                        =======   =====   ====

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2009 and 2008 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $14 million, $13 million and $21 million of interest on debt in 2009, 2008 and 2007, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2009, 2008 and 2007 was $(929) million, $(1.98) billion and $172 million, respectively. Statutory capital and surplus was $3.47 billion and $3.25 billion as of December 31, 2009 and 2008, respectively.

     There are no permitted practices utilized as of December 31, 2009.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to admit deferred tax assets that were expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that were expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2009 or 2008. During 2010, ALIC will not be able to pay dividends without prior Illinois Department of Insurance approval since it does not have unassigned funds out of which to pay. As of December 31, 2009, ALIC's unassigned funds reflected a deficit position of $486 million.

     Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. The allocated cost to the Company for the pension plans in 2009, 2008 and 2007 was $14 million, $16 million and $24 million, respectively.

     The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation will no longer offer medical benefits for Medicare-eligible retirees but will instead provide a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $2 million, $4 million and $6 million for postretirement benefits other than pension plans in 2009, 2008 and 2007, respectively.

     AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the 401(k) Savings Plan was $8 million, $6 million and $12 million in 2009, 2008 and 2007, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009                         2008                      2007
                                    --------------------------   --------------------------   ---------------------
                                      PRE-              AFTER-     PRE-              AFTER-    PRE-          AFTER-
                                      TAX       TAX      TAX       TAX       TAX      TAX      TAX    TAX     TAX
                                    -------   -------   ------   -------   ------   -------   -----   ----   ------
Unrealized net holding gains
  (losses) arising during the
  period, net of related
  offsets                           $ 2,570   $  (896)  $1,674   $(5,525)  $1,925   $(3,600)  $(492)  $172    $(320)
Less: reclassification
  adjustment of realized
  capital gains and losses             (346)      121     (225)   (2,072)     725    (1,347)    137    (48)      89
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Unrealized net capital gains
  and losses                          2,916    (1,017)   1,899    (3,453)   1,200    (2,253)   (629)   220     (409)
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Other comprehensive income (loss)   $ 2,916   $(1,017)  $1,899   $(3,453)  $1,200   $(2,253)  $(629)  $220    $(409)
                                    =======   =======   ======   =======   ======   =======   =====   ====    =====

17.  QUARTERLY RESULTS (UNAUDITED)

($ IN MILLIONS)    FIRST QUARTER   SECOND QUARTER   THIRD QUARTER    FOURTH QUARTER
                  --------------   --------------   -------------   ---------------
                   2009     2008    2009     2008   2009     2008    2009     2008
                  ------   -----   ------   -----   ----    -----   -----   -------
Revenues          $1,139   $ 916   $1,254   $ 362   $865    $ 710   $ 829   $   176
Net loss            (336)   (115)      --    (368)   (57)    (184)   (154)   (1,023)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                                                                             AMOUNT AT
                                                                                               WHICH
                                                                        COST/                 SHOWN IN
                                                                      AMORTIZED     FAIR    THE BALANCE
($ IN MILLIONS)                                                          COST      VALUE       SHEET
                                                                      ---------   -------   -----------
Type of investment
------------------
Fixed Maturities:
   Bonds:
      United States government, government agencies and
       authorities ................................................    $ 3,426    $ 3,581    $ 3,581
      States, municipalities and political subdivisions ...........      5,578      5,109      5,109
      Foreign governments .........................................      1,906      2,153      2,153
      Public utilities ............................................      5,369      5,569      5,569
      Convertibles and bonds with warrants attached ...............        775        768        768
      All other corporate bonds ...................................     21,171     21,203     21,203
   Asset-backed securities ........................................      2,616      2,127      2,127
   Residential mortgage-backed securities .........................      5,596      4,666      4,666
   Commercial mortgage-backed securities ..........................      3,390      2,468      2,468
   Redeemable preferred stocks ....................................         15         14         14
                                                                       -------    -------    -------
      Total fixed maturities ......................................     49,842    $47,658     47,658
                                                                                  =======
Equity Securities:
   Common Stocks:
      Public utilities ............................................          1    $     1          1
      Banks, trusts and insurance companies .......................         11         15         15
      Industrial, miscellaneous and all other .....................        126        151        151
   Non-redeemable preferred stocks ................................         21         16         16
                                                                       -------    -------    -------
      Total equity securities .....................................        159    $   183        183
                                                                                  =======
Mortgage loans on real estate .....................................      7,780    $ 6,220      7,780
                                                                                  =======
Real estate acquired in satisfaction of debt ......................         10                    10
Policy loans ......................................................        823                   823
Derivative instruments ............................................        431    $   429        429
                                                                                  =======
Limited partnership interests .....................................      1,028                 1,028
Other long-term investments .......................................        637                   637
Short-term investments ............................................      1,669    $ 1,669      1,669
                                                                                  =======
                                                                       -------               -------
      Total investments ...........................................    $62,379               $60,217
                                                                       =======               =======

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE

                                                                                            PERCENTAGE
                                                                                             OF AMOUNT
                                                     CEDED TO        ASSUMED                  ASSUMED
                                         GROSS        OTHER         FROM OTHER      NET          TO
($ IN MILLIONS)                         AMOUNT    COMPANIES/(1)/    COMPANIES     AMOUNT        NET
                                       --------   --------------    ----------   --------   ----------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Life insurance in force .............  $509,750     $251,894         $22,849    $280,705       8.1%
Premiums and contract charges:
Life insurance.......................  $  2,039     $    669         $    71    $  1,441       4.9%
Accident-health insurance............       176          137              53          92      57.6%
                                       --------     --------         -------    --------
Total premiums and contract
charges .............................  $  2,215     $    806         $   124    $  1,533       8.1%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2008
----------------------------
Life insurance in force..............  $505,372     $249,644         $22,853    $278,581       8.2%
Premiums and contract charges:
Life insurance.......................  $  2,096     $    733         $    48    $  1,411       3.4%
Accident-health insurance............       179          141              47          85      55.3%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,275     $    874         $    95    $  1,496       6.4%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2007
----------------------------
Life insurance in force..............  $490,484     $244,827         $11,490    $257,147       4.5%
Premiums and contract charges:
Life insurance.......................  $  2,168     $    804         $    42    $  1,406       3.0%
Accident-health insurance............       174          136              --          38        --%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,342     $    940         $    42    $  1,444       2.9%
                                       ========     ========         =======    ========

----------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2009, 2008 or 2007.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ IN MILLIONS)                                                        ADDITIONS
                                                                  -------------------
                                                                   CHARGED
                                                      BALANCE AT  TO COSTS                          BALANCE
                                                       BEGINNING     AND      OTHER                 AT END
DESCRIPTION                                            OF PERIOD  EXPENSES  ADDITIONS  DEDUCTIONS  OF PERIOD
-----------                                           ----------  --------  ---------  ----------  ---------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Allowance for deferred tax assets ..................      $ 9       $137       $--       $(146)       $--
Allowance for estimated losses on mortgage loans....        3         96        --           5         94

YEAR ENDED DECEMBER 31, 2008
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $ 9       $  --        $ 9
Allowance for estimated losses on mortgage loans....       --          3        --          --          3

YEAR ENDED DECEMBER 31, 2007
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $--       $  --        $--
Allowance for estimated losses on mortgage loans....       --         --        --          --         --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

                                     PART C

                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits

 (a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number  Description
------- ----------------------------------------------------------------------

    1. Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I. (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

    2.   Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

   3(b) Form of Selling Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

   4(a) Form of Individual Flexible Premium Deferred Variable Annuity. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(b) Form of Schedule - L Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(c) Form of Schedule - X Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(d) Form of Longevity Credit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(e) Form of Medically Related Surrender Provision Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(f) Form of Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(g) Form of Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(h) Form of Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(i) Form of Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(j) Form of Combination Roll-Up Value And Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(k) Form of Combination Roll-Up Value And Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(l) Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(m) Form of Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(n) Form of TrueIncome Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(o) Form of TrueIncome Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated April 5, 2007.

4(p) Form of TrueIncome - Spousal Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(q)   Form of TrueIncome - Spousal Benefit Schedule Supplement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(r) Form of TrueIncome - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(s) Form of TrueIncome - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(t) Form of Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(u)   Form of Roth Individual Retirement Annuity Endorsement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(v) Form of TrueIncome - Highest Daily Benefit Rider (enhanced). Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated September 28, 2007.

4(w)   Form of TrueAccumulation - Highest Daily Benefit Rider.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(x)   Form of TrueAccumulation - Highest Daily Benefit Schedule
       Supplement. Incorporated herein by reference to Form N-4
       Registration Statement (File No. 333-141909) dated February 12,
       2008.

4(y) Form of TrueIncome - Highest Daily 7 Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(z) Form of TrueIncome - Highest Daily 7 Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(aa) TrueIncome - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ab) TrueIncome - Highest Daily 7 Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ac) TrueAccumulation - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

 5. Form of Application for Allstate RetirementAccess Variable Annuity contract. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

6(a) Articles of Incorporation of Allstate Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

6(b) Amended and Restated By-laws of Allstate Life Insurance Company. (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

 7. Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(a) Participation Agreement among Allstate Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(b) Participation Agreement among Allstate Life Insurance Company, ProFunds, and ProFund Advisors LLC. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

8(c) Participation Agreement between Allstate Life Insurance Company and Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

9(a)   Opinion and Consent of Michael J. Velotta, Senior Vice President,
       Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated February 12, 2008.

 (b)   Opinion and Consent of Susan L. Lees, Senior Vice President, General
       Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
       February 26, 2009.

 10.   Consent of independent registered public accounting firm. Filed herewith.

 11.   Not Applicable.

 12.   Not Applicable.

13(a)  Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin,
       Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, Samuel Henry Pilch,
       John C. Pintozzi, and Thomas Joseph Wilson. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
       February 26, 2009.

13(b) Powers of Attorney for Mark R. LaNeve and Matthew W. Winter. Incorporated herein by reference to Exhibit 13 to Form N-4 Registration Statement
       (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

13(c) Power of Attorney for Matthew S. Easley. Incorporated herein by reference to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated January 8, 2010.

13(d)  Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin,
       Judith P. Greffin, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi,
       Thomas J. Wilson, Filed herewith.

Item 25.Directors and Officers of the Depositor

Name and Principal Business Address      Positions and Offices with Depositor
-----------------------------------      --------------------------------------------------------------

David A. Bird                             Director and Senior Vice President

Michael B. Boyle                          Director and Senior Vice President

Don Civgin                                Director

Matthew S. Easley                         Director and Vice President

Judith P. Greffin                         Director, Senior Vice President and Chief Investment Officer

Mark R. LaNeve                            Director

Susan L. Lees                             Director, Senior Vice President, General Counsel and
                                          Secretary

Samuel H. Pilch                           Director, Group Vice President and Controller

John C. Pintozzi                          Director, Senior Vice President and Chief Financial Officer

Thomas J. Wilson                          Director and Chairman of the Board

Matthew E. Winter                         Director, President and Chief Executive Officer

Robert K. Becker                          Senior Vice President

Thomas W. Evans                           Senior Vice President and Chief Marketing Officer

Mark A. Green                             Senior Vice President

Richard C. Crist Jr.                      Vice President and Chief Privacy Officer

D. Scott Harper                           Vice President

Mary J. McGinn                            Vice President and Assistant Secretary

Steven C. Verney                          Treasurer

Charles C. Baggs                          Assistant Vice President

Darryl L. Baltimore                       Assistant Vice President

James R. Baumstark                        Assistant Vice President

Laura J. Clark                            Assistant Vice President

Errol Cramer                              Assistant Vice President and Appointed Actuary

Lawrence W. Dahl                          Assistant Vice President

Sarah R. Donahue                          Assistant Vice President

Michael Downing                           Assistant Vice President

Lisa J. Flanary                           Assistant Vice President

Michael H. Haney                          Assistant Vice President

Keith A. Hauschildt                       Assistant Vice President and Chief Compliance Officer

Atif (A.J.) Ijaz                          Assistant Vice President

Mario Rizzo                               Assistant Vice President and Assistant Treasurer

Mary Springberg                           Assistant Vice President

Robert E. Transon                         Assistant Vice President

Timothy N. Vander Pas                     Assistant Vice President

Richard Zaharias                          Assistant Vice President

Doris J. Bryant                           Assistant Secretary

Paul N. Kierig                            Assistant Secretary

Dean M. Way                               Illustration Actuary

 The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

 The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

Item 26.Persons Controlled By or Under Common Control With Depositor or
        Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 25, 2010 (File #001-11840).

Item 27.Number of Contract Owners

As of February 28, 2010, there were 944 contract owners.

Item 28.Indemnification

 The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29A.Relationship of Principal Underwriter to Other Investment Companies

 Allstate Distributors, L.L.C. ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I

   Allstate Life of New York Separate Account A

Item 29B.Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business
Address* of Each Such Person        Positions and Offices with Underwriter
----------------------------        --------------------------------------------------

 Robert K. Becker                   Chairman of the Board and Chief Executive Officer

 Matthew E. Winter                  Manager

 D. Scott Harper                    Vice President

 Lisa J. Flanary                    Manager

 Susan L. Lees                      Manager and Assistant Secretary

 Timothy N. Vander Pas              Manager and President

 Richard C. Crist, Jr.              Vice President and Chief Privacy Officer

 Sarah R. Donahue                   Vice President

 Allen R. Reed                      Vice President, General Counsel and Secretary

 William D. Webb                    Treasurer

 Dana Goldstein                     Chief Compliance Officer

 DeeAnne Asplin                     Assistant Vice President

 Mary J. McGinn                     Assistant Secretary

 Mario Rizzo                        Assistant Treasurer

 Steven C. Verney                   Assistant Treasurer

 * The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

Item 29C.Compensation of Principal Underwriter

         (1)                 (2)            (3)            (4)         (5)
                                      Net Underwriting
   Name of Principal    Discounts and Compensation on   Brokerage
     Underwriter         Commissions     Redemption    Commissions Compensation
 ---------------------- ------------- ---------------- ----------- ------------
 Allstate Distributors       N/A            N/A            $0          N/A

Item 30.Location of Accounts and Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

Item 31.Management Services

 None.

Item 32.Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.Representations Pursuant To Section 403(b) Of The Internal Revenue Code

 Allstate Life represents that it is relying upon the letter, dated
 November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

Item 34.Representation Regarding Contract Expenses

 Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2010.

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                  (REGISTRANT)

                        ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                                           BY:    /s/ Susan L. Lees
                                                 -------------------------------
                                                  Susan L. Lees
                                                  Senior Vice President,
                                                  General Counsel and Secretary

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2010.


  */DAVID A. BIRD                        Director and Senior Vice President
 -------------------------------------
  David A. Bird

  */MICHAEL B. BOYLE                     Director and Senior Vice President
 -------------------------------------
  Michael B. Boyle

  */DON CIVGIN                           Director
 -------------------------------------
  Don Civgin

  */MATTHEW S. EASLEY                    Director and Vice President
 -------------------------------------
  Matthew S. Easley

  */JUDITH P. GREFFIN                    Director, Senior Vice President and
 -------------------------------------   Chief Investment Officer
  Judith P. Greffin

  */MARK R. LANEVE                       Director
 -------------------------------------
  Mark R. LaNeve

  /s/SUSAN L. LEES                       Director, Senior Vice President,
 -------------------------------------   General Counsel and Secretary
  Susan L. Lees

  */SAMUEL H. PILCH                      Director, Group Vice President and
 -------------------------------------   Controller
  Samuel H. Pilch                        (Principal Accounting Officer)

  */JOHN C. PINTOZZI                     Director, Senior Vice President and
 -------------------------------------   Chief Financial
  John C. Pintozzi                       Officer (Principal Financial Officer)

  */THOMAS J. WILSON                     Director and Chairman of the Board
 -------------------------------------
  Thomas J. Wilson

  */MATTHEW E. WINTER                    Director, President and Chief
 -------------------------------------   Executive Officer
  Matthew E. Winter                      (Principal Executive Officer)

 */  By: Susan L. Lees, pursuant to Power of Attorney

                                 Exhibit Index


 10      Consent of independent registered public accounting firm.

 13(d) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Judith P. Greffin, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas J. Wilson.